UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6%
Argentina - 0.7%
Petrobras Energia Participaciones S.A. ADR	25,300	$303
Telecom Argentina S.A. ADR *	22,220	317
Tenaris S.A. ADR	62,199	4,634

		5,254

Brazil - 7.3%
All America Latina Logistica S.A.	85,900	1,110
B2W Companhia Global Do Varejo	10,600	390
Banco do Brasil S.A.	70,500	1,155
Bolsa de Mercadorias e Futuros - BM&F	63,500	547
Bovespa Holding S.A.	60,559	755
Brasil Telecom Participacoes S.A.	13,854	460
Centrais Eletricas Brasileiras S.A.	51,532	955
Cia de Concessoes Rodoviarias	25,700	510
Cia de Saneamento Basico do Estado de Sao Paulo	23,983	616
Cia Siderurgica Nacional S.A.	78,800	3,527
Cia Vale do Rio Doce	291,054	10,463
Cosan S.A. Industria e Comercio	16,100	279
CPFL Energia S.A.	26,100	593
Cyrela Brazil Realty S.A.	45,300	628
EDP - Energias do Brasil S.A.	12,200	244
Empresa Brasileira de Aeronautica S.A.	115,300	770
Gafisa S.A.	24,715	428
Gerdau S.A.	36,400	712
Global Village Telecom Holding S.A. *	15,700	383
JBS S.A.	65,100	330
JBS S.A. ADR *	16,388	84
Localiza Rent A CAR	20,538	228
Lojas Renner S.A.	26,400	527
MMX Mineracao e Metalicos S.A. *	25,500	791
MRV Engenharia e Participacoes S.A.	13,900	309
Natura Cosmeticos S.A.	22,900	237
OGX Petroleo e Gas Participacoes S.A. *	2,700	2,147
Perdigao S.A.	24,542	664
Petroleo Brasileiro S.A. - Petrobras	492,032	17,394
Redecard S.A.	56,955	1,105
Souza Cruz S.A.	14,900	426
Tele Norte Leste Participacoes S.A.	14,700	426
Tractebel Energia S.A.	27,300	409
Unibanco - Uniao de Bancos Brasileiros S.A.	228,200	2,921
Usinas Siderurgicas de Minas Gerais S.A.	14,475	686

		53,209

Chile - 1.0%
Banco de Credito e Inversiones	6,118	164
Banco Santander Chile S.A.	6,181,117	254
Banco Santander Chile S.A. ADR	3,400	146
CAP S.A.	15,083	698
Centros Comerciales Sudamericanos S.A.	149,265	449
Cia Cervecerias Unidas S.A. ADR	1,900	55
Cia de Telecomunicaciones de Chile S.A. ADR	10,100	58
Cia de Telecomunicaciones de Chile S.A., Class A	69,928	104
Colbun S.A. *	1,412,198	256
Compania Cervecerias Unidas S.A.	26,471	156
Distribucion y Servicio D&S S.A.	348,895	122
Distribucion y Servicio D&S S.A. ADR	3,300	69
Empresa Nacional de Electricidad S.A./Chile	438,471	630
Empresa Nacional de Electricidad S.A. ADR	7,700	329
Empresa Nacional de Telecomunicaciones S.A.	22,487	306
Empresas CMPC S.A.	21,399	658
Empresas COPEC S.A.	83,230	1,073
Enersis S.A.	1,739,165	540
Enersis S.A. ADR	18,200	284
Lan Airlines S.A.	16,737	170
Lan Airlines S.A. ADR	9,000	92
Masisa S.A.	553,522	95
SACI Falabella	57,877	245
Sociedad Quimica y Minera de Chile S.A. ADR	9,000	420

		7,373

China - 8.5%
Air China Ltd., Class H	480,000	236
Alibaba.com Ltd *	200,500	281
Aluminum Corp. of China Ltd., Class H	872,000	997
Angang New Steel Co. Ltd.	251,360	501
Anhui Conch Cement Co. Ltd., Class H*	98,000	651
Bank of China Ltd., Class H	5,840,146	2,594
Bank of Communications Co. Ltd., Class H	1,271,000	1,485
Beijing Capital International Airport Co. Ltd., Class H	304,000	253
Belle International Holdings Ltd.	474,000	424
Byd Co. Ltd., Class H	98,800	127
China BlueChemical Ltd., Class H	268,000	185
China Citic Bank, Class H	964,000	539

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
China - 8.5% continued
China Coal Energy Co., Class H	670,000	$1,169
China Communications Construction Co. Ltd., Class H	910,000	1,553
China Communications Services Corp. Ltd., Class H	278,000	202
China Construction Bank, Class H	7,321,643	5,884
China Eastern Airlines Corp. Ltd., Class H *	236,000	74
China High Speed Transmission Equipment Group Co. Ltd.	173,500	357
China Life Insurance Co. Ltd., Class H	1,537,502	5,360
China Merchants Bank Co. Ltd., Class H	550,000	1,716
China National Building Material Co. Ltd., Class H	216,000	414
China Oilfield Services Ltd., Class H	296,000	530
China Petroleum & Chemical Corp., Class H	3,668,751	3,412
China Railway Construction Corp., Class H*	371,000	523
China Railway Group Ltd., Class H*	880,515	653
China Shenhua Energy Co. Ltd., Class H	692,000	2,722
China Shipping Container Lines Co. Ltd., Class H	675,800	264
China Shipping Development Co. Ltd., Class H	284,000	850
China Southern Airlines Co. Ltd., Class H*	188,000	74
China Telecom Corp. Ltd., Class H	3,006,000	1,635
China Vanke Co. Ltd., Class B	198,272	253
China COSCO Holdings Co. Ltd., Class H	567,250	1,374
Country Garden Holdings Co. Ltd., Class H	758,000	490
Datang International Power Generation Co. Ltd., Class H	742,000	440
Dongfang Electric Corp. Ltd., Class H	26,000	77
Dongfeng Motor Group Co. Ltd., Class H	614,000	244
Fosun International	270,000	196
Guangshen Railway Co. Ltd., Class H	288,000	130
Guangzhou R&F Properties Co. Ltd., Class H	234,800	437
Harbin Power Equipment Co. Ltd., Class H	150,000	216
Hidili Industry International Development Ltd.	164,000	285
Huaneng Power International, Inc., Class H	614,000	425
Industrial & Commercial Bank of China, Class H	8,928,000	6,088
Inner Mongolia Yitai Coal Co., Class B	58,800	355
Jiangsu Express Co. Ltd., Class H	268,000	220
Jiangxi Cooper Co. Ltd., Class H	295,000	578
KWG Property Holding Ltd.	116,000	83
Maanshan Iron & Steel, Class H	352,000	204
Parkson Retail Group Ltd. *	40,000	292
PetroChina Co. Ltd., Class H	4,585,038	5,911
PICC Property & Casualty Co., Ltd., Class H	462,000	305
Ping An Insurance Group Co. of China Ltd., Class H	279,000	2,061
Shanghai Electric Group Co. Ltd., Class H*	694,000	338
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	74,000	100
Shanghai Zhenhua Port Machinery Co., Class B	108,900	158
Shui On Land Ltd.	338,000	279
Sino-Ocean Land Holdings Ltd.	694,000	391
Sinopec Shanghai Petrochemical Co. Ltd., Class H	456,000	156
Soho China Ltd.	246,000	134
Tencent Holdings Ltd. *	196,000	1,505
Tingyi Cayman Islands Holding Corp.	316,000	390
Yantai Changyu Pioneer Wine Co., Class B	30,000	189
Yanzhou Coal Mining Co. Ltd.	428,000	796
Zhejiang Expressway Co. Ltd.	279,000	215
Zijin Mining Group Co. Ltd.	924,000	790
ZTE Corp.	41,720	199

		61,969

Colombia - 0.2%
BanColombia S.A. ADR	54,100	1,698

Czech Republic - 0.9%
Central European Media Enterprises Ltd., Class A*	6,500	590
CEZ A/S	44,670	3,965
Komercni Banka A/S	3,310	771
Telefonica O2 Czech Republic A/S	23,140	741
Unipetrol	15,246	251
Zentiva N.V.	4,760	349

		6,667

Egypt - 0.7%
Commercial International Bank	30,850	494
Egypt Kuwait Holding Co.	118,338	357
Egyptian Co. for Mobile Services	7,114	222
Egyptian Financial Group-Hermes Holding	39,127	352
EL Ezz Aldekhela Steel Alexandria	592	165
El Ezz Steel Rebars SAE	17,583	263
ElSwedy Cables Holding Co. *	8,827	215
Orascom Construction Industries	17,075	1,174
Orascom Telecom Holding SAE	103,640	1,342
Sidi Kerir Petrochemcials Co.	39,400	148
TMG Holdings *	84,801	153
Telecom Egypt	69,161	214

		5,099

Hong Kong - 5.3%
Agile Property Holdings Ltd.	370,000	322

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Hong Kong - 5.3% continued
Beijing Enterprises Holdings Ltd.	100,000	$325
Chaoda Modern Agriculture	448,875	565
China Agri-Industries Holdings Ltd. *	282,000	205
China Everbright Ltd.	158,000	303
China Insurance International Holdings Co. Ltd.	135,000	320
China Mengniu Dairy Co. Ltd.	248,000	698
China Merchants Holdings International Co. Ltd.	243,394	939
China Mobile Ltd.	1,298,486	17,378
China Netcom Group Corp. Hong Kong Ltd.	355,000	969
China Overseas Land & Investment Ltd.	856,000	1,355
China Resources Enterprise Ltd.	266,000	764
China Resources Land Ltd.	248,000	343
China Resources Power Holdings Co.	330,000	797
China Travel International Inv HK	602,000	163
China Unicom Ltd.	762,000	1,412
Citic Pacific Ltd.	251,000	924
Citic Resources Holdings Ltd. *	400,000	170
CNOOC Ltd.	3,372,604	5,850
Cnpc Hong Kong Ltd.	390,000	183
Cosco Pacific Ltd.	222,000	363
Denway Motors Ltd.	1,122,000	431
GOME Electrical Appliances Holdings Ltd.	1,516,000	717
Guangdong Investment Ltd.	540,000	219
Guangzhou Investment Co. Ltd.	650,000	98
Hengan International Group Ltd.	122,000	359
Hopson Development Holdings Ltd.	126,000	142
Lenovo Group Ltd.	742,000	499
Li Ning Co. Ltd.	130,000	301
Nine Dragons Paper Holdings Ltd.	276,000	215
Shanghai Industrial Holdings Ltd.	116,000	342
Shimao Property Holdings Ltd.	313,000	359
Shougang Concord International Enterprises Co. Ltd.	422,000	138
Sinochem Hong Kong Holding Ltd.	512,000	397

		38,565

Hungary - 0.7%
Gedeon Richter Nyrt.	2,839	612
Magyar Telekom Telecommunications PLC	94,721	462
MOL Hungarian Oil and Gas Nyrt.	12,741	1,712
OTP Bank PLC *	59,623	2,484

		5,270

India - 5.6%
ABB Ltd./India	10,950	205
ACC Ltd.	10,501	128
Aditya Birla Nuvo Ltd.	7,383	205
AXIS Bank	41,416	583
Bharat Heavy Electricals Ltd.	25,669	829
Bharat Petroleum Corp. Ltd.	17,170	89
Cairn India Ltd. *	56,811	364
Cipla Ltd./India	64,327	316
DLF Ltd.	42,961	396
Dr. Reddy’s Laboratories Ltd.	5,913	92
Dr. Reddy’s Laboratories Ltd. ADR	17,180	268
Essar Oil Ltd.*	51,439	212
GAIL India Ltd.	51,417	398
Glenmark Pharmaceuticals Ltd.	19,434	286
GMR Infrastructure Ltd. *	82,294	154
Grasim Industries Ltd. *	7,501	323
Gujarat Ambuja Cements Ltd.	126,729	224
HCL Technologies Ltd.	30,382	178
HDFC Bank Ltd.	21,554	505
HDFC Bank Ltd. ADR	12,570	901
Hero Honda Motors Ltd.	16,224	260
Hindalco Industries Ltd. *	104,012	344
Hindustan Unilever Ltd.	185,127	889
Housing Development Finance Corp.	45,033	2,057
ICICI Bank Ltd. *	63,614	932
ICICI Bank Ltd. ADR	49,664	1,428
Indiabulls Financial Services Ltd.	26,827	160
Indiabulls Real Estate Ltd. *	38,892	246
Indian Hotels Co. Ltd.	51,503	93
Infosys Technologies Ltd.	36,256	1,464
Infosys Technologies Ltd. ADR	61,349	2,666
Infrastructure Development Finance Co. Ltd. *	135,655	327
ITC Ltd.	237,703	1,039
Jaiprakash Associates Ltd.	112,924	378
Jindal Steel & Power Ltd.	13,457	548
JSW Steel Ltd.	17,134	358
Kotak Mahindra Bank Ltd. *	24,877	267
Larsen & Toubro Ltd.	21,471	1,091
Mahindra & Mahindra Ltd.	31,711	360
Maruti Udyog Ltd.	14,604	209
NTPC Ltd.	181,386	640
Oil & Natural Gas Corp. Ltd.	60,348	1,145
Ranbaxy Laboratories Ltd.	30,357	369
Reliance Capital Ltd.	23,124	485
Reliance Communications Ltd. *	132,153	1,360
Reliance Energy Ltd.	22,324	407

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
India - 5.6% continued
Reliance Industries Ltd.	42,546	$2,072
Reliance Industries Ltd., GDR (London Exchange) (1) (2)	44,845	4,384
Reliance Industries Ltd., GDR (OTC Exchange) (1) (2)	4,000	390
Reliance Natural Resources Ltd. *	124,364	187
Reliance Petroleum Ltd. *	121,883	483
Satyam Computer Services Ltd.	26,666	271
Satyam Computer Services Ltd. ADR	33,960	833
Siemens India Ltd.	17,444	157
State Bank of India Ltd.	14,449	373
Steel Authority Of India Ltd.	95,586	310
Sterlite Industries India Ltd. *	53,920	875
Sun Pharmaceuticals Industries Ltd. *	13,411	437
Tata Consultancy Services Ltd.	43,260	861
Tata Motors Ltd.	10,682	106
Tata Motors Ltd. ADR	27,750	279
Tata Power Co. Ltd.	14,945	367
Tata Steel Ltd. *	37,152	629
Ultra Tech Cement Ltd.	6,436	82
Unitech Ltd.	69,285	276
United Spirits Ltd.	9,914	287
Videsh Sanchar Nigam Ltd.	9,892	88
Wipro Ltd.	19,766	202
Wipro Ltd. ADR	35,940	438
Zee Entertainment Enterprises Ltd.	41,439	193

		40,758

Indonesia - 1.5%
Aneka Tambang Tbk PT	675,000	233
Astra Agro Lestari Tbk PT	80,000	258
Astra International Tbk PT	438,500	919
Bank Central Asia Tbk PT	2,531,500	682
Bank Danamon Indonesia Tbk PT	337,500	172
Bank Internasional Indonesia Tbk PT	4,506,500	228
Bank Mandiri Persero Tbk PT	1,451,000	410
Bank Rakyat Indonesia	1,122,500	624
Bumi Resources Tbk PT	3,767,500	3,367
Indocement Tunggal Prakarsa Tbk PT	187,000	111
Indofood Sukses Makmur Tbk PT	842,000	220
Indosat Tbk PT	493,500	360
International Nickel Indonesia Tbk PT	395,000	260
Perusahaan Gas Negara PT	449,000	634
Semen Gresik Persero Tbk PT	290,000	126
Tambang Batubara Bukit Asam Tbk PT	167,500	298
Telekomunikasi Indonesia Tbk PT	2,131,821	1,691
Truba Alam Manunggal Engineering PT *	1,443,500	136
Unilever Indonesia Tbk PT	317,000	233
United Tractors Tbk PT	264,000	349

		11,311

Israel - 2.4%
Africa Israel Investments Ltd.	2,615	160
Bank Hapoalim BM	205,534	908
Bank Leumi Le-Israel BM	212,306	1,059
Bezeq Israeli Telecommunication Corp. Ltd.	210,330	415
Cellcom Israel Ltd.	7,486	256
Check Point Software Technologies *	36,395	862
Delek Group Ltd.	948	144
Discount Investment Corp.	5,005	131
Elbit Systems Ltd.	4,681	279
Gazit Globe Ltd.	11,205	116
IDB Development Corp. Ltd.	3,825	94
Israel (The) Corp. Ltd *	492	760
Israel Chemicals Ltd.	109,046	2,528
Israel Discount Bank Ltd., Class A *	93,192	206
Koor Industries Ltd.	1,775	117
Makhteshim-Agan Industries Ltd.	63,687	593
Mizrahi Tefahot Bank Ltd.	24,435	194
Nice Systems Ltd. *	11,294	336
Oil Refineries Ltd.	189,598	142
Ormat Industries	15,894	207
Partner Communications	15,214	363
Teva Pharmaceutical Industries Ltd.	165,826	7,618

		17,488

Malaysia - 2.2%
AirAsia Bhd. *	179,000	48
Alliance Financial Group Bhd.	128,000	109
AMMB Holdings Bhd.	320,737	313
Asiatic Development Bhd.	43,000	108
Astro All Asia Networks PLC	82,300	85
Berjaya Sports Toto Bhd.	152,600	227
British American Tobacco Malaysia Bhd.	30,200	409
Bumiputra-Commerce Holdings Bhd.	537,100	1,317
Bursa Malaysia Bhd.	62,000	142
Digi.Com Bhd.	65,000	476
Gamuda Bhd.	318,800	228
Genting Bhd.	478,000	820
Hong Leong Bank Bhd.	91,600	164
Hong Leong Financial Group Bhd.	34,000	48

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Malaysia - 2.2% continued
IGB Corp. Bhd.	156,000	$68
IJM Corp. Bhd.	159,500	268
IOI Corp. Bhd.	709,350	1,620
KLCC Property Holdings Bhd.	76,000	63
KNM Group Bhd.	199,000	389
Kuala Lumpur Kepong Bhd.	104,150	562
Lafarge Malayan Cement Bhd.	70,800	93
Malayan Banking Bhd.	522,625	1,129
Malaysia International Shipping Corp. Bhd. (MISC)	230,600	586
Malaysian Airline System Bhd.	54,000	51
MMC Corp. Bhd.	186,400	155
Parkson Holdings Bhd.	58,000	89
Petronas Dagangan Bhd.	53,600	122
Petronas Gas Bhd.	100,900	310
PLUS Expressways Bhd.	291,000	229
PPB Group Bhd.	116,000	384
Public Bank Bhd.	219,000	711
Resorts World Bhd.	604,500	482
RHB Capital Bhd.	78,000	101
Sime Darby Berhad	514,515	1,463
SP Setia Bhd.	158,100	142
Tanjong PLC	45,600	191
Telekom Malaysia Bhd.	212,100	207
Tenaga Nasional Bhd.	283,400	708
TM International Bhd. *	212,100	400
UEM World Bhd.	125,000	113
UMW Holdings Bhd.	130,000	239
YTL Corp. Bhd.	168,400	348
YTL Power International Bhd.	322,146	181

		15,898

Mexico - 4.8%
Alfa S.A. de C.V., Class A	62,000	443
America Movil S.A. de C.V., Series L	3,891,417	10,275
Axtel SAB de C.V. *	110,000	202
Banco Compartamos S.A. de C.V.	43,000	161
Carso Global Telecom SAB de C.V., Series A1*	145,000	795
Cemex S.A. de C.V., Series CPO *	1,525,840	3,777
Coca-Cola Femsa S.A. de C.V., Series L	51,000	289
Controladora Comercial Mexicana S.A. de C.V., UBC	67,000	201
Corp. GEO S.A. de C.V., Series B *	89,000	298
Desarrolladora Homex S.A. de C.V. *	44,000	431
Empresas ICA Sociedad Controladora S.A.de C.V. *	92,000	576
Fomento Economico Mexicano S.A. de C.V., UBD	460,000	2,094
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	92,000	273
Grupo Bimbo S.A. de C.V., Series A	2,000	13
Grupo Bimbo SAB de C.V., Series A	57,000	375
Grupo Carso S.A. de C.V., Series A1	129,000	602
Grupo Elektra SA de C.V.	16,000	589
Grupo Financiero Banorte S.A. de C.V., Class O	284,000	1,336
Grupo Financiero Inbursa S.A., Class O	223,125	822
Grupo Mexico SAB de C.V., Series B	810,000	1,838
Grupo Modelo S.A., Series C	107,000	545
Grupo Televisa S.A., Series CPO	536,612	2,541
Industrias Penoles SAB de C.V.	20,000	535
Kimberly-Clark de Mexico S.A. de C.V., Class A	115,000	468
Telefonos de Mexico S.A. de C.V., Series L	1,385,388	1,644
Telmex Internacional SAB de C.V., Series L *	1,385,388	1,123
Urbi Desarrollos Urbanos S.A. de C.V. *	82,000	283
Wal-Mart de Mexico S.A. de C.V., Series V	643,971	2,563

		35,092

Morocco - 0.4%
Attijariwafa Bank	583	262
Banque Marocaine du Commerce Exterieur	802	340
Compagnie Generale Immobiliere	779	256
Douja Promotion Groupe Addoha S.A.	3,117	916
Marco Telecom	37,541	968
ONA S.A.	1,109	286

		3,028

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	39,300	76
Jahangir Siddiqui & Co. Ltd.	22,338	173
MCB Bank Ltd.	50,852	242
National Bank Of Pakistan	38,005	82
Oil & Gas Development Co. Ltd.	118,351	215
Pakistan State Oil Co. Ltd.	17,635	108
Pakistan Telecommunication Co. Ltd.	159,534	90
United Bank Ltd.	39,490	49

		1,035

Peru - 0.6%
Credicorp Ltd.	21,025	1,726
Southern Copper Corp.	26,865	2,865

		4,591

Philippines - 0.3%
Ayala Corp.	35,016	202

EQUITY FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Philippines - 0.3% continued
Ayala Land, Inc.	1,048,580	$224
Banco de Oro Universal Bank	170,100	163
Bank of the Philippine Islands	218,340	209
Globe Telecom, Inc.	5,580	146
International Container Term Services Inc.	180,200	118
Jollibee Foods Corp.	70,400	54
Manila Electric Co.	86,680	74
Metropolitan Bank & Trust	115,700	85
Philippine Long Distance Telephone Co.	11,550	615
PNOC Energy Development Corp.	1,248,000	144
SM Investments Corp.	30,827	168
SM Prime Holdings, Inc.	794,251	124

		2,326

Poland - 1.6%
Agora S.A.	7,992	127
Asseco Poland S.A	10,456	279
Bank BPH *	1,739	59
Bank Millennium S.A.	57,637	183
Bank Pekao S.A.	25,165	1,944
Bank Zachodni WBK S.A.	4,336	277
Bioton S.A. *	249,810	61
BRE Bank S.A. *	1,720	284
Cersanit Krasnystaw S.A. *	14,043	134
Debica	499	19
Echo Investment S.A. *	52,500	107
Getin Holding S.A. *	66,804	284
Globe Trade Centre S.A. *	24,354	345
Grupa Lotos S.A. *	10,466	130
KGHM Polska Miedz S.A. *	25,689	1,206
Orbis S.A.	5,412	116
PBG S.A. *	1,801	217
Polimex Mostostal S.A.	85,740	213
Polish Oil & Gas Co.	242,233	378
Polski Koncern Naftowy Orlen *	68,737	1,102
Powszechna Kasa Oszczednosci Bank Polski S.A.	105,748	2,272
Telekomunikacja Polska S.A.	143,364	1,398
TVN S.A.	30,374	250

		11,385

Russia - 10.6%
Comstar United Telesystems GDR	33,831	338
Gazpromneft OAO	62,120	498
LUKOIL	17,699	1,739
LUKOIL ADR (London Exchange)	63,640	6,260
LUKOIL ADR (OTC Exchange)	19,800	1,955
Magnitogorsk Iron & Steel Works	320,231	461
Mechel ADR	30,474	1,510
MMC Norilsk Nickel	4,705	1,186
MMC Norilsk Nickel ADR	139,200	3,501
Mobile Telesystems ADR	43,414	3,326
NovaTek OAO, GDR (Registered)	16,289	1,412
Novolipetsk Steel, GDR (London Exchange)	9,200	520
Novolipetsk Steel, GDR (Registered)	7,117	405
OAO Gazprom	328,089	4,783
OAO Gazprom ADR (London Exchange)	420,720	24,354
OAO Gazprom ADR (OTC Exchange)	7,800	452
Pharmstandard GDR *	14,663	404
PIK Group GDR (Registered) *	19,052	513
Polyus Gold Co.	1,357	75
Polyus Gold Co. ADR	29,334	851
Rosneft Oil Co.	273,345	3,178
Rostelecom	11,019	136
Rostelecom ADR	11,710	849
Sberbank RF	1,871,896	5,919
Severstal	3,777	99
Severstal GDR	38,330	990
Sistema JSFC, GDR	19,118	574
Surgutneftegaz	334,987	369
Surgutneftegaz ADR (London Exchange)	3,000	33
Surgutneftegaz ADR (OTC Exchange)	123,275	1,356
Tatneft	26,064	195
Tatneft GDR (Registered)	12,895	1,940
TMK OAO GDR (Registered)	10,602	417
Uralkaliy	161,585	2,334
Vimpel-Communications ADR	100,406	2,980
VTB Bank OJSC, GDR (1) (2)	5,276	36
VTB Bank OJSC *	362,351,595	1,244
Wimm-Bill-Dann Foods OJSC ADR *	3,350	353

		77,545

South Africa - 6.4%
ABSA Group Ltd.	63,401	663
African Bank Investments Ltd.	162,934	491
African Rainbow Minerals Ltd	24,599	881
Anglo Platinum Corp. Ltd.	15,437	2,578
Anglogold Ashanti Ltd.	47,371	1,617
Aspen Pharmacare Holdings Ltd. *	40,389	164
Aveng Ltd.	68,828	509
Barloworld Ltd.	42,988	440

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
South Africa - 6.4% continued
Bidvest Group	54,506	$686
Exxaro Resources Ltd.	27,183	504
FirstRand Ltd.	613,324	1,039
Foschini Ltd.	40,499	153
Gold Fields Ltd.	132,398	1,681
Harmony Gold Mining Co. Ltd. *	74,610	911
Impala Platinum Holdings Ltd.	116,254	4,588
Imperial Holdings Ltd. *	35,009	236
Investec Ltd.	34,317	206
Kumba Iron Ore Ltd.	15,686	631
Liberty Group Ltd. *	21,853	173
Massmart Holdings Ltd.	45,494	360
Mittal Steel South Africa Ltd.	43,615	1,244
MTN Group Ltd.	342,770	5,433
Murray & Roberts Holdings Ltd.	63,117	702
Naspers Ltd.	83,158	1,819
Nedbank Group Ltd.	40,701	477
Netcare Ltd. *	232,351	218
Northam Platinum Ltd.	22,393	193
Pick’n Pay Stores Ltd.	41,611	143
Pretoria Portland Cement Co. Ltd.	107,093	393
Remgro Ltd.	98,866	2,377
Reunert Ltd.	34,924	219
RMB Holdings Ltd.	145,942	391
Sanlam Ltd.	482,136	1,020
Sappi Ltd.	44,093	534
Sasol Ltd.	129,449	7,647
Shoprite Holdings Ltd.	90,233	456
Standard Bank Group Ltd.	248,649	2,419
Steinhoff International Holdings Ltd.	239,722	488
Telkom S.A. Ltd.	63,117	1,184
Tiger Brands Ltd.	34,910	628
Truworths International Ltd.	89,304	262
Woolworths Holdings Ltd.	159,792	209

		46,967

South Korea - 12.1%
Amorepacific Corp.	639	396
Cheil Industries, Inc.	10,550	487
CJ CheilJedang Corp. *	1,705	446
Daegu Bank	23,930	318
Daelim Industrial Co.	5,970	609
Daewoo Engineering & Construction Co. Ltd.	33,560	506
Daewoo International Corp.	10,320	434
Daewoo Securities Co. Ltd.	29,050	523
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	20,760	810
DC Chemical Co. Ltd.	2,650	893
Dongbu Insurance Co. Ltd.	7,010	257
Dongkuk Steel Mill Co. Ltd.	8,950	385
Doosan Corp. *	1,675	282
Doosan Heavy Industries and Construction Co. Ltd.	6,790	641
Doosan Infracore Co. Ltd.	16,520	481
GS Engineering & Construction Corp.	7,620	832
GS Holdings Corp.	9,810	375
Hana Financial Group, Inc.	28,260	1,086
Hanjin Heavy Industries & Construction Holdings Co. Ltd. *	2,254	54
Hanjin Heavy Industries & Construction Co. Ltd.	6,095	262
Hanjin Shipping Co. Ltd.	12,600	491
Hankook Tire Co. Ltd.	17,730	246
Hanwha Chem Corp.	12,342	137
Hanwha Corp.	10,280	363
Hite Brewery Co. Ltd.	2,524	280
Honam Petrochemical Corp.	2,780	198
Hynix Semiconductor, Inc. *	68,160	1,619
Hyosung Corp.	3,910	279
Hyundai Department Store Co. Ltd.	2,670	216
Hyundai Development Co.	13,710	696
Hyundai Engineering & Construction Co. Ltd.	9,590	636
Hyundai Heavy Industries	9,152	2,829
Hyundai Mipo Dockyard	2,750	543
Hyundai Mobis	12,232	989
Hyundai Motor Co. Ltd.	33,772	2,283
Hyundai Securities Co.	27,740	335
Hyundai Steel Co.	10,910	821
Industrial Bank of Korea	36,030	550
Kangwon Land, Inc.	25,050	548
KCC Corp.	1,230	508
KIA Motors Corp. *	44,500	471
Kookmin Bank	72,535	4,254
Korea Electric Power Corp.	55,736	1,637
Korea Exchange Bank	55,320	758
Korea Gas Corp.	5,160	378
Korea Investment Holdings Co. Ltd.	7,860	314
Korea Line Corp.	1,010	170
Korea Zinc Co. Ltd.	2,010	274
Korean Air Lines Co. Ltd.	7,478	351
Korean Reinsurance Co.	229	3

EQUITY FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
South Korea - 12.1% continued
KT Corp.	29,730	$1,273
KT Freetel Co. Ltd. *	16,860	452
KT&G Corp.	24,058	2,071
Kumho Industrial Co. Ltd.	3,310	77
LG Chem Ltd.	11,798	1,126
LG Corp.	19,500	1,264
LG Dacom Corp.	5,740	91
LG Electronics, Inc.	20,614	2,331
LG Household & Health Care Ltd.	2,124	417
LG Telecom Ltd.	21,910	166
LG Display Co. Ltd.	39,510	1,479
Lotte Confectionery Co. Ltd.	150	182
Lotte Shopping Co. Ltd.	2,024	603
LS Cable Ltd.	3,460	305
Mirae Asset Securities Co. Ltd.	4,622	452
NHN Corp. *	8,424	1,473
POSCO	13,239	6,889
Pusan Bank	24,410	326
S-Oil Corp.	10,260	659
Samsung Card Co.	6,500	287
Samsung C&T Corp.	28,710	1,543
Samsung Electro-Mechanics Co. Ltd.	11,600	432
Samsung Electronics Co. Ltd.	23,868	14,285
Samsung Engineering Co. Ltd.	7,400	553
Samsung Fire & Marine Insurance Co. Ltd.	8,388	1,750
Samsung Heavy Industries Co. Ltd.	35,620	1,277
Samsung SDI Co. Ltd. *	7,960	638
Samsung Securities Co. Ltd.	11,384	709
Samsung Techwin Co. Ltd.	12,330	548
Shinhan Financial Group Co. Ltd.	73,580	3,323
Shinsegae Co. Ltd.	3,065	1,648
SK Holdings Co. Ltd.	7,858	968
SK Energy Co. Ltd.	12,388	1,377
SK Networks Co. Ltd. *	12,790	221
SK Telecom Co. Ltd.	8,645	1,582
STX Pan Ocean Co. Ltd.	236,010	467
STX Shipbuilding Co. Ltd.	8,360	243
Taihan Electric Wire Co. Ltd.	3,550	150
Tong Yang Investment Bank	14,871	167
Woongjin Coway Co. Ltd.	8,800	258
Woori Finance Holdings Co. Ltd.	48,840	779
Woori Investment & Securities Co. Ltd.	17,060	309

		88,404

Taiwan - 10.2%
Acer, Inc.	506,379	989
Advanced Semiconductor Engineering, Inc.	909,777	817
Advantech Co. Ltd.	41,182	105
Asia Cement Corp.	344,361	516
Asia Optical Co., Inc.	38,834	74
Asustek Computer, Inc.	727,896	1,966
AU Optronics Corp.	1,436,452	2,254
Catcher Technology Co. Ltd.	96,209	276
Cathay Financial Holding Co. Ltd.	1,208,720	2,609
Cathay Real Estate Development Co. Ltd.	113,000	63
Chang Hwa Commercial Bank	818,000	581
Cheng Shin Rubber Industry Co. Ltd.	137,762	186
Cheng Uei Precision Industry Co. Ltd.	54,766	94
Chi Mei Optoelectronics Corp. *	899,969	1,038
China Airlines	267,600	116
China Development Financial Holding Corp.	1,878,250	757
China Motor Corp.	71,746	46
China Steel Corp.	1,881,148	2,901
Chinatrust Financial Holding Co. Ltd.	1,652,480	1,593
Chunghwa Picture Tubes Ltd. *	1,652,000	432
Chunghwa Telecom Co. Ltd.	765,545	1,978
Chunghwa Telecom Co. Ltd. ADR	26,923	683
CMC Magnetics Corp. *	479,000	135
Compal Communications, Inc.	28,245	34
Compal Electronics, Inc.	818,161	878
D-Link Corp.	109,017	146
Delta Electronics, Inc.	314,495	878
E.Sun Financial Holding Co. Ltd. *	511,200	278
Epistar Corp.	118,170	214
Eternal Chemical Co. Ltd.	78,736	65
Eva Airways Corp. *	332,000	143
Evergreen Marine Corp. Tawain Ltd.	220,180	175
Everlight Electronics Co. Ltd.	39,000	101
Far Eastern Department Stores Co. Ltd.	128,000	136
Far Eastern Textile Co. Ltd.	605,798	787
Far EasTone Telecommunications Co. Ltd.	348,345	557
Farglory Land Development Co. Ltd.	37,000	115
Feng Hsin Iron & Steel Co. *	72,000	187
Firich Enterprises Co. Ltd.	11,000	61
First Financial Holding Co. Ltd.	916,995	1,004
Formosa Chemicals & Fibre Co.	606,520	1,194
Formosa Petrochemical Corp.	270,000	713
Formosa Plastics Corp.	859,390	2,071
Formosa Taffeta Co. Ltd.	197,540	195

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Taiwan - 10.2% continued
Foxconn Technology Co. Ltd.	104,735	$482
Fubon Financial Holding Co. Ltd.	941,000	955
HannStar Display Corp. *	874,328	318
High Tech Computer Corp.	98,520	2,204
HON HAI Precision Industry Co. Ltd.	1,091,072	5,366
Hua Nan Financial Holdings Co. Ltd.	678,000	619
InnoLux Display Corp.	373,900	670
Inotera Memories, Inc.	232,320	135
Inventec Appliances Corp.	25,305	48
Inventec Co. Ltd.	337,134	199
KGI Securities Co. Ltd.	557,000	405
Kinsus Interconnect Technology Corp.	37,400	82
Largan Precision Co. Ltd.	21,930	280
Lite-On Technology Corp.	425,268	426
Macronix International	630,805	276
MediaTek, Inc.	191,510	2,205
Mega Financial Holding Co. Ltd.	1,819,000	1,437
Mitac International	238,231	161
Mosel Vitelic, Inc.	163,770	105
Motech Industries, Inc.	29,975	233
Nan Ya Plastics Corp.	1,084,800	2,303
Nan Ya Printed Circuit Board Corp.	35,925	181
Nanya Technology Corp.	618,932	277
Novatek Microelectronics Corp. Ltd.	93,357	270
Pan-International Industrial	40,000	53
Polaris Securities Co. Ltd. *	308,281	185
POU Chen Corp.	413,042	360
Powerchip Semiconductor Corp.	1,605,758	454
Powertech Technology, Inc.	92,850	323
President Chain Store Corp.	104,000	346
ProMOS Technologies, Inc.	1,345,000	259
Qisda Corp.	241,200	160
Quanta Computer, Inc.	430,737	663
Realtek Semiconductor Corp.	82,286	168
Richtek Technology Corp.	17,000	132
Shin Kong Financial Holding Co. Ltd.	753,579	502
Siliconware Precision Industries Co.	621,611	912
Sino-American Silicon Products Inc.	28,000	128
Sinopac Financial Holdings Co. Ltd.	1,216,000	526
Synnex Technology International Corp.	177,445	365
Taishin Financial Holdings Co. Ltd. *	988,000	421
Taiwan Business Bank *	344,000	129
Taiwan Cement Corp.	613,314	827
Taiwan Cooperative Bank	566,000	525
Taiwan Fertilizer Co. Ltd.	139,000	521
Taiwan Glass Industrial Corp.	107,495	114
Taiwan Mobile Co. Ltd.	386,921	720
Taiwan Secom Co. Ltd.	34,100	65
Taiwan Semiconductor Manufacturing Co. Ltd. *	4,572,267	9,778
Tatung Co. Ltd. *	803,000	323
Teco Electric and Machinery Co. Ltd.	348,000	194
Transcend Information, Inc.	39,000	99
Tripod Technology Corp.	64,980	162
Tung Ho Steel Enterprise Corp	140,000	251
U-Ming Marine Transport Corp.	94,000	249
Uni-President Enterprises Corp.	636,140	762
Unimicron Technology Corp.	138,720	158
United Microelectronics Corp.	2,740,022	1,452
Vanguard International Semiconductor Corp.	131,287	96
Via Technologies, Inc. *	156,000	110
Wafer Works Corp.	25,000	93
Walsin Lihwa Corp. *	583,000	211
Wan Hai Lines Ltd.	222,200	171
Winbond Electronics Corp.	614,000	129
Wintek Corp. *	156,508	95
Wistron Corp.	263,698	376
Ya Hsin Industrial Co. Ltd. *	121,548	—
Yageo Corp.	454,000	140
Yang Ming Marine Transport Corp.	250,989	166
Yuanta Financial Holding Co. Ltd. *	1,510,285	1,056
Yulon Motor Co. Ltd.	153,963	156
Zinwell Corp.	32,000	81

		74,944

Thailand - 1.3%
Advanced Info Service PCL (Registered)	179,000	479
Airports of Thailand PCL	88,600	129
Bangkok Bank PCL	100,200	357
Bangkok Bank PCL (Registered)	192,100	686
Bank of Ayudhya PCL *	551,600	364
Banpu PCL	1,600	25
Banpu PCL (Registered)	33,000	535
BEC World PCL (Registered)	196,500	144
Central Pattana PCL (Registered)	132,900	93
CP ALL PCL	475,300	151
Glow Energy PCL	100,200	89
IRPC PCL	1,928,700	234
Kasikornbank PCL	109,000	232
Kasikornbank PCL (Registered)	240,500	515

EQUITY FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 86.6% continued
Thailand - 1.3% continued
Krung Thai Bank PCL	559,800	$150
Land and Houses PCL (Registered)	444,100	98
Megaworld Corp.	1,645,000	45
PTT Aromatics & Refining PCL (Registered)	269,943	186
PTT Chemical PCL (Registered)	72,700	228
PTT Exploration & Production PCL (Registered)	247,100	1,426
PTT PCL (Registered)	178,700	1,657
Ratchaburi Electricity Generating Holding PCL (Registered)	74,900	94
Siam Cement PCL	27,000	156
Siam Cement PCL (Registered)	71,200	424
Siam Commercial Bank PCL (Registered)	199,000	461
Thai Oil PCL (Registered)	79,000	123
TMB Bank PCL *	4,027,100	143
Total Access Communication PCL (Registered)	147,900	223

		9,447

Turkey - 1.2%
Akbank TAS	184,389	639
Aksigorta A.S.	25,849	87
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	45,846	397
Arcelik	21,718	76
Asya Katilim Bankasi A.S. *	112,850	212
BIM Birlesik Magazalar A.S.	8,100	309
Coca-Cola Icecek A.S.	13,023	120
Dogan Sirketler Grubu Holdings *	101,943	124
Dogan Yayin Holding *	45,448	53
Enka Insaat ve Sanayi A.S.	52,110	600
Eregli Demir ve Celik Fabrikalari TAS	123,155	1,007
Ford Otomotiv Sanayi A.S.	13,832	99
Haci Omer Sabanci Holding A.S.	87,379	299
Hurriyet Gazetecilik A.S. *	1	—
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S. *	82,282	225
Migros Turk TAS	20,058	331
Petkim Petrokimya Holding *	17,144	70
TAV Havalimanlari Holding A.S. *	22,501	150
Tekfen Holding A.S.	24,465	188
Tofas Turk Otomobil Fabrikasi A.S.	25,295	74
Tupras Turkiye Petrol Rafine	25,743	594
Turk Sise ve Cam Fabrikalari A.S. *	63,271	67
Turk Telekomunikasyon A.S. *	111,651	376
Turkcell Iletisim Hizmet A.S.	141,062	814
Turkiye Garanti Bankasi A.S. *	429,886	885
Turkiye Halk Bankasi A.S.	61,199	290
Turkiye Is Bankasi, Class C	197,827	647
Turkiye Vakiflar Bankasi Tao, Class D	145,632	189
Yapi ve Kredi Bankasi A.S.*	134,212	246

		9,168

Total Common Stocks

(Cost $571,948) (3)		634,491

PREFERRED STOCKS - 10.5%
Brazil - 9.9%
Aracruz Celulose S.A., Class B	102,700	754
Banco Bradesco S.A.	315,066	6,509
Banco do Estado do Rio Grande do Sul, Class B	32,400	188
Banco Itau Holding Financeira S.A.	263,730	5,384
Bradespar S.A.	48,700	1,337
Brasil Telecom Participacoes S.A.	49,642	734
Brasil Telecom S.A.	38,800	420
Braskem S.A., Class A	29,900	239
Centrais Eletricas Brasileiras S.A., Class B	42,462	693
Cia Brasileira de Distribuicao Grupo Pao de Acucar	16,902	361
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR*	496	11
Cia de Bebidas das Americas	36,014	2,284
Cia Energetica de Minas Gerais	59,821	1,457
Cia Energetica de Sao Paulo, Class B	34,605	711
Cia Paranaense de Energia, Class B	21,321	435
Cia Vale do Rio Doce, Class A	413,834	12,362
Duratex S.A.	15,000	319
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A., Class B	19,622	460
Fertilizantes Fosfatados S.A.	6,600	503
Gerdau S.A.	138,800	3,338
Gol Linhas Aereas Inteligentes S.A.	9,900	111
Investimentos Itau S.A.	445,210	2,836
Klabin S.A.	92,300	346
Lojas Americanas S.A.	67,474	444
Metalurgica Gerdau S.A.	56,200	1,830
Net Servicos de Comunicacao S.A. (Sao Paolo Exchange) *	37,696	479
Petroleo Brasileiro S.A. - Petrobras	677,466	19,605
Sadia S.A.	73,900	526
Suzano Papel e Celulose S.A.	25,100	408
Tam S.A.	15,500	294
Tele Norte Leste Participacoes S.A.	55,400	1,394

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 10.5% continued
Brazil - 9.9% continued
Telemar Norte Leste S.A., Class A	10,700	$590
Tim Participacoes S.A.	136,910	391
Ultrapar Participacoes S.A.	17,600	679
Usinas Siderurgicas de Minas Gerais S.A., Class A	54,675	2,705
Vivo Participacoes S.A. *	115,300	743
Votorantim Celulose e Papel S.A.	18,700	505

		72,385

Chile - 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	15,851	736

Russia - 0.2%
Sberbank	77,520	152
Surgutneftegaz	87,060	49
Surgutneftegaz ADR	131,300	735
Transneft	310	424

		1,360

South Korea - 0.3%
Hyundai Motor Co.	6,880	188
LG Electronics, Inc.	2,878	147
Samsung Electronics Co. Ltd.	4,441	1,905

		2,240

Total Preferred Stocks

(Cost $49,785) (3)		76,721
RIGHTS - 0.0%
AngloGold Ashanti Ltd. *	11,672	99
Citic Resources Holdings Ltd. *	60,000	1
Engro Chemical Pakistan Ltd. *	862	3

Total Rights

(Cost $2) (3)		103

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
YTL Power International Bhd. *	63,715	12

Total Warrants

(Cost $2) (3)		12

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 1.2%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$8,854	$8,854

Total Short-Term Investment

(Cost $8,854)		8,854

Total Investments - 98.3%

(Cost $630,591)		720,181
Other Assets less Liabilities - 1.7%		12,064

NET ASSETS - 100.0%		$732,245

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2008, the value of these restricted illiquid securities amounted to approximately $4,810,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
Reliance Industries Ltd., GDR (London Exchange)	11/1/06-3/20/07	$2,554
Reliance Industries Ltd., GDR (OTC Exchange)	11/9/06	226
VTB Bank OJSC, GDR	5/11/07	56

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

At June 30, 2008, the Emerging Markets Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Dax Index (Euro)	1	$255	Long	9/08	$(15)
FTSE/JSE Top 40 Index (South African Rand)	194	7,253	Long	9/08	(128)
Hang Seng Index (Hong Kong Dollar)	26	3,688	Long	7/08	(91)
MSCI Taiwan SGX Index (U.S. Dollar)	154	4,428	Long	7/08	(106)
SPI 200 Index (Australian Dollar)	40	4,978	Long	9/08	(164)
TOPIX Index (Japanese Yen)	7	870	Long	9/08	(37)

Total					$(541)

At June 30, 2008, the industry sectors for the Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	4.5%
Consumer Staples	4.0
Energy	20.4
Financials	21.3
Health Care	1.5
Industrials	7.7
Information Technology	10.6
Materials	16.3
Telecommunication Services	10.8
Utilities	2.9

Total	100.0%

At June 30, 2008, the Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
British Pound	17.7%
U.S. Dollar	14.3
Hong Kong Dollar	14.1
Korean Won	12.7
Taiwan Dollar	10.4
South African Rand	6.6
All other currencies less than 5%	24.2

Total	100.0%

At June 30, 2008, the Emerging Markets Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED LOSS (000S)
Thai Baht	7,000	U.S. Dollar	208	7/2/08	$(1)

Federal Tax Information:

At June 30,2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$630,591

Gross tax appreciation of investments	$143,895
Gross tax depreciation of investments	(54,305)

Net tax appreciation of investments	$89,590

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    12    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY FUND continued	JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Emerging Markets Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$205,382	$(541)
Level 2	514,444	(1)
Level 3	392	—

Total	$720,218	$(542)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	390	—
Net Purchases (Sales)	2	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$392	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5%
Advertising - 0.4%
Omnicom Group, Inc.	4,900	$220

Aerospace/Defense - 3.4%
Boeing (The) Co.	2,100	138
General Dynamics Corp.	1,300	109
L-3 Communications Holdings, Inc.	3,300	300
Lockheed Martin Corp.	4,500	444
Northrop Grumman Corp.	5,700	381
Raytheon Co.	6,900	388
United Technologies Corp.	559	35

		1,795

Agriculture - 2.5%
Altria Group, Inc.	15,600	321
Archer-Daniels-Midland Co.	10,200	344
Philip Morris International, Inc.	10,300	508
UST, Inc.	3,200	175

		1,348

Airlines - 0.1%
Southwest Airlines Co.	5,900	77

Apparel - 0.4%
NIKE, Inc., Class B	700	42
VF Corp.	2,200	156

		198

Banks - 3.6%
Bank of America Corp.	22,403	535
Bank of New York Mellon (The) Corp.	7,500	284
BB&T Corp.	8,700	198
Capital One Financial Corp.	3,100	118
Regions Financial Corp.	11,600	126
SunTrust Banks, Inc.	7,300	264
Wachovia Corp.	15,900	247
Wells Fargo & Co.	4,800	114

		1,886

Beverages - 1.8%
Anheuser-Busch Cos., Inc.	1,800	112
Brown-Forman Corp., Class B	400	30
Coca-Cola (The) Co.	6,900	359
Molson Coors Brewing Co., Class B	2,600	141
Pepsi Bottling Group, Inc.	1,600	45
PepsiCo, Inc.	4,600	292

		979

Biotechnology - 0.5%
Amgen, Inc. *	5,600	264

Chemicals - 2.3%
Dow Chemical (The) Co.	12,100	422
du Pont (E.I.) de Nemours & Co.	7,400	317
Monsanto Co.	3,400	430
Sherwin-Williams (The) Co.	800	37

		1,206

Commercial Services - 0.5%
McKesson Corp.	600	34
Robert Half International, Inc.	6,400	153
Total System Services, Inc.	2,900	65
Western Union (The) Co.	1,100	27

		279

Computers - 5.5%
Affiliated Computer Services, Inc., Class A *	5,700	305
Apple, Inc. *	2,900	485
Dell, Inc. *	9,400	206
Hewlett-Packard Co.	18,000	796
IBM Corp.	7,400	877
Lexmark International, Inc., Class A *	6,600	221

		2,890

Cosmetics/Personal Care - 2.2%
Procter & Gamble Co.	18,800	1,143

Diversified Financial Services - 5.3%
American Express Co.	5,700	215
Charles Schwab (The) Corp.	6,300	129
Citigroup, Inc.	25,500	427
CME Group, Inc.	500	192
Fannie Mae	3,500	68
Freddie Mac	400	7
Goldman Sachs Group (The), Inc.	3,700	647
JPMorgan Chase & Co.	16,300	559
Lehman Brothers Holdings, Inc.	4,500	89
Morgan Stanley	11,500	415
NYSE Euronext	1,100	56

		2,804

Electric - 3.9%
DTE Energy Co.	7,000	297
Duke Energy Corp.	22,100	384
Dynegy, Inc., Class A *	8,600	74
Edison International	7,168	368
Entergy Corp.	2,500	301
Pepco Holdings, Inc.	11,300	290
Public Service Enterprise Group, Inc.	7,700	354

		2,068

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Electrical Components & Equipment - 0.2%
Emerson Electric Co.	2,100	$104

Electronics - 1.5%
Agilent Technologies, Inc. *	3,700	131
Applera Corp. - Applied Biosystems Group	7,600	254
Thermo Fisher Scientific, Inc. *	800	45
Tyco Electronics Ltd.	10,100	362

		792

Environmental Control - 0.4%
Allied Waste Industries, Inc. *	15,800	199

Food - 1.0%
General Mills, Inc.	1,000	61
Safeway, Inc.	10,800	308
Sysco Corp.	5,100	140

		509

Hand/Machine Tools - 0.2%
Stanley Works (The)	2,600	117

Healthcare - Products - 4.0%
Bard (C.R.), Inc.	500	44
Baxter International, Inc.	1,357	87
Boston Scientific Corp. *	24,200	298
Johnson & Johnson	17,600	1,132
Medtronic, Inc.	10,400	538

		2,099

Healthcare - Services - 0.7%
Aetna, Inc.	7,000	284
UnitedHealth Group, Inc.	1,600	42
WellPoint, Inc. *	800	38

		364

Home Builders - 0.4%
Centex Corp.	1,700	23
D.R. Horton, Inc.	7,300	79
KB Home	100	2
Lennar Corp., Class A	10,400	128

		232

Household Products/Wares - 0.0%
Clorox Co.	300	16

Insurance - 4.0%
American International Group, Inc.	4,700	124
Chubb Corp.	7,400	363
CIGNA Corp.	4,800	170
Cincinnati Financial Corp.	2,500	64
Hartford Financial Services Group, Inc.	3,200	207
Metlife, Inc.	8,400	443
Prudential Financial, Inc.	6,200	370
Travelers Cos. (The), Inc.	8,300	360

		2,101

Internet - 2.4%
Amazon.com, Inc. *	1,000	73
eBay, Inc. *	1,900	52
Expedia, Inc. *	4,800	88
Google, Inc., Class A *	900	474
IAC/InterActiveCorp. *	5,500	106
Symantec Corp. *	17,200	333
Yahoo!, Inc. *	7,731	160

		1,286

Iron/Steel - 1.1%
Nucor Corp.	5,500	411
United States Steel Corp.	900	166

		577

Machinery - Construction & Mining - 0.1%
Terex Corp. *	1,500	77

Media - 3.1%
CBS Corp., Class B	8,100	158
Disney (The Walt) Co.	17,900	558
News Corp., Class A	16,300	245
Time Warner, Inc.	36,000	533
Viacom, Inc., Class B *	4,800	147

		1,641

Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	4,500	527

Miscellaneous Manufacturing - 5.4%
Cooper Industries Ltd., Class A	6,900	273
Dover Corp.	6,200	300
Eaton Corp.	200	17
General Electric Co.	45,500	1,215
Illinois Tool Works, Inc.	7,600	361
Ingersoll-Rand Co. Ltd., Class A	800	30
Parker Hannifin Corp.	4,450	317
Tyco International Ltd.	8,600	344

		2,857

Office/Business Equipment - 0.2%
Xerox Corp.	7,700	104

Oil & Gas - 13.5%
Anadarko Petroleum Corp.	4,900	367
Apache Corp.	3,700	514
Chevron Corp.	12,700	1,259

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Oil & Gas - 13.5% continued
ConocoPhillips	10,549	$996
Devon Energy Corp.	700	84
ENSCO International, Inc.	5,000	403
Exxon Mobil Corp.	28,200	2,485
Noble Energy, Inc.	3,200	322
Occidental Petroleum Corp.	7,200	647
Valero Energy Corp.	1,500	62

		7,139

Oil & Gas Services - 1.9%
National-Oilwell Varco, Inc. *	2,400	213
Schlumberger Ltd.	2,600	280
Transocean, Inc. *	3,486	531

		1,024

Pharmaceuticals - 5.3%
Abbott Laboratories	1,975	105
Cardinal Health, Inc.	200	10
Express Scripts, Inc. *	3,000	188
Forest Laboratories, Inc. *	6,200	215
Gilead Sciences, Inc. *	8,600	455
Lilly (Eli) & Co.	7,400	342
Medco Health Solutions, Inc. *	1,600	76
Merck & Co., Inc.	14,400	543
Pfizer, Inc.	47,300	826
Watson Pharmaceuticals, Inc. *	1,100	30

		2,790

Real Estate Investment Trusts - 1.0%
Equity Residential	7,500	287
Public Storage	2,700	218

		505

Retail - 5.8%
Autozone, Inc. *	200	24
Best Buy Co., Inc.	8,100	321
Big Lots, Inc. *	8,400	262
CVS Caremark Corp.	13,700	542
Family Dollar Stores, Inc.	2,900	58
Gap (The), Inc.	17,500	292
Macy’s, Inc.	9,100	177
McDonald’s Corp.	7,000	393
RadioShack Corp.	14,100	173
Wal-Mart Stores, Inc.	14,300	804

		3,046

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	1,900	32
Washington Mutual, Inc.	10,100	50

		82

Semiconductors - 2.6%
Intel Corp.	25,700	552
National Semiconductor Corp.	2,500	51
QLogic Corp. *	17,600	257
Texas Instruments, Inc.	15,900	448
Xilinx, Inc.	3,000	76

		1,384

Software - 3.6%
Adobe Systems, Inc. *	5,100	201
BMC Software, Inc. *	300	11
Compuware Corp. *	21,200	202
Microsoft Corp.	48,100	1,323
Oracle Corp. *	8,400	177

		1,914

Telecommunications - 4.6%
AT&T, Inc.	20,627	695
CenturyTel, Inc.	9,000	320
Ciena Corp. *	600	14
Cisco Systems, Inc. *	23,600	549
Corning, Inc.	4,600	106
JDS Uniphase Corp. *	5,100	58
Juniper Networks, Inc. *	300	6
Qualcomm, Inc.	4,664	207
Sprint Nextel Corp.	200	2
Verizon Communications, Inc.	5,847	207
Windstream Corp.	23,000	284

		2,448

Toys, Games & Hobbies - 0.3%
Hasbro, Inc.	3,900	139

Transportation - 0.6%
C.H. Robinson Worldwide, Inc.	1,400	77
CSX Corp.	2,600	163
Ryder System, Inc.	200	14
United Parcel Service, Inc., Class B	800	49

		303

Total Common Stocks

(Cost $55,054)		51,533

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 2.7%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$1,177	$1,177
U.S Treasury Bill (1) 2.05%, 12/4/08	220	218

Total Short-Term Investments

(Cost $1,395)		1,395

Total Investments - 100.2%

(Cost $56,449)		52,928
Liabilities less Other Assets - (0.2)%		(85)

NET ASSETS - 100.0%		$52,843

(1)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500
E-Mini	21	$1,345	Long	9/08	$(79)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$56,449

Gross tax appreciation of investments	$3,313
Gross tax depreciation of investments	(6,834)

$(3,521)

Net tax depreciation of investments

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$51,533	$(79)
Level 2	1,395	—
Level 3	—	—

Total	$52,928	$(79)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GROWTH EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Aerospace/Defense - 3.3%
Lockheed Martin Corp.	29,570	$2,917
Northrop Grumman Corp.	48,295	3,231
Raytheon Co.	56,075	3,156

		9,304

Banks - 0.9%
Bank of America Corp.	109,585	2,616

Beverages - 0.6%
Pepsi Bottling Group, Inc.	60,630	1,693

Biotechnology - 4.5%
Amgen, Inc. *	120,930	5,703
Biogen Idec, Inc. *	71,375	3,989
Invitrogen Corp. *	71,635	2,813

		12,505

Chemicals - 2.0%
Celanese Corp., Class A	69,960	3,195
Monsanto Co.	18,295	2,313

		5,508

Commercial Services - 0.8%
McKesson Corp.	42,445	2,373

Computers - 5.2%
Cadence Design Systems, Inc. *	128,280	1,296
IBM Corp.	111,205	13,181

		14,477

Cosmetics/Personal Care - 4.4%
Colgate-Palmolive Co.	54,670	3,778
Procter & Gamble Co.	140,480	8,542

		12,320

Diversified Financial Services - 5.8%
Fannie Mae	281,600	5,494
Goldman Sachs Group (The), Inc.	26,150	4,574
JPMorgan Chase & Co.	107,145	3,676
Morgan Stanley	71,485	2,578

		16,322

Electric - 3.6%
Duke Energy Corp.	201,490	3,502
Mirant Corp. *	91,190	3,570
NRG Energy, Inc. *	69,435	2,979

		10,051

Electronics - 1.1%
Applera Corp. - Applied Biosystems Group	93,385	3,126

Food - 2.0%
General Mills, Inc.	91,065	5,534

Gas - 1.4%
Energen Corp.	50,415	3,934

Healthcare - Products - 1.4%
Covidien Ltd.	84,800	4,061

Home Furnishings - 1.4%
Matsushita Electric Industrial Co. Ltd. ADR	185,955	3,983

Insurance - 3.8%
Allstate (The) Corp.	53,230	2,427
American International Group, Inc.	123,140	3,258
Chubb Corp.	50,090	2,455
Hartford Financial Services Group, Inc.	39,530	2,552

		10,692

Internet - 1.0%
eBay, Inc. *	96,980	2,650

Machinery - Construction & Mining - 1.5%
Caterpillar, Inc.	57,055	4,212

Machinery - Diversified - 2.4%
Deere & Co.	90,920	6,558

Media - 2.1%
Disney (The Walt) Co.	183,560	5,727

Mining - 2.1%
Barrick Gold Corp.	60,760	2,764
Southern Copper Corp.	28,715	3,062

		5,826

Miscellaneous Manufacturing - 4.9%
Dover Corp.	62,210	3,009
General Electric Co.	151,155	4,035
ITT Corp.	51,860	3,284
Parker Hannifin Corp.	47,140	3,362

		13,690

Oil & Gas - 12.8%
Chevron Corp.	83,270	8,255
ENSCO International, Inc.	93,735	7,568
Exxon Mobil Corp.	141,220	12,446
Occidental Petroleum Corp.	52,465	4,714
Valero Energy Corp.	65,130	2,682

		35,665

Pharmaceuticals - 4.7%
Cephalon, Inc. *	25,995	1,733
Forest Laboratories, Inc. *	65,850	2,288
Lilly (Eli) & Co.	124,120	5,729
Teva Pharmaceutical Industries Ltd. ADR	70,955	3,250

		13,000

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Retail - 10.0%
Best Buy Co., Inc.	70,070	$2,775
GameStop Corp., Class A *	58,335	2,357
Gap (The), Inc.	154,125	2,569
McDonald’s Corp.	83,665	4,704
Tiffany & Co.	59,015	2,405
TJX Cos., Inc.	117,940	3,711
Wal-Mart Stores, Inc.	164,330	9,235

		27,756

Semiconductors - 2.2%
National Semiconductor Corp.	134,285	2,758
Texas Instruments, Inc.	116,880	3,292

		6,050

Software - 5.3%
BMC Software, Inc. *	82,110	2,956
Microsoft Corp.	424,780	11,686

		14,642

Telecommunications - 7.8%
Cisco Systems, Inc. *	294,375	6,847
Embarq Corp.	51,180	2,419
Nokia OYJ ADR	179,805	4,407
Qwest Communications International, Inc.	596,510	2,345
Verizon Communications, Inc.	158,220	5,601

		21,619

Total Common Stocks

(Cost $284,246)		275,894

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 1.1%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$3,039	3,039

Total Short-Term Investment

(Cost $3,039)		3,039

Total Investments - 100.1%

(Cost $287,285)		278,933
Liabilities less Other Assets - (0.1)%		(190)

NET ASSETS - 100.0%		$278,743

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$287,285

Gross tax appreciation of investments	$25,329
Gross tax depreciation of investments	(33,681)

Net tax depreciation of investments	$(8,352)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$275,894	$—
Level 2	3,039	—
Level 3	—	—

Total	$278,933	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 52.3%
Agriculture - 1.4%
UST, Inc.	100,000	$5,461

Beverages - 3.1%
Anheuser-Busch Cos., Inc.	100,000	6,212
Pepsi Bottling Group, Inc.	200,000	5,584

		11,796

Chemicals - 2.6%
Dow Chemical (The) Co.	170,000	5,934
Huntsman Corp.	336,208	3,833

		9,767

Commercial Services - 3.0%
Accenture Ltd., Class A	165,000	6,719
Macquarie Infrastructure Co. LLC	185,000	4,678

		11,397

Computers - 3.2%
Computer Sciences Corp. *	140,000	6,558
Hewlett-Packard Co.	125,000	5,526

		12,084

Cosmetics/Personal Care - 0.5%
Procter & Gamble Co.	30,000	1,824

Food - 3.0%
B&G Food, Inc.	300,000	5,100
Kraft Foods, Inc., Class A	220,000	6,259

		11,359

Forest Products & Paper - 1.6%
Rayonier, Inc.	140,000	5,944

Healthcare - Products - 2.1%
Johnson & Johnson	125,000	8,043

Insurance - 4.1%
Berkshire Hathaway, Inc., Class A *	20	2,415
Chubb Corp.	144,511	7,083
Travelers Cos. (The), Inc.	145,000	6,293

		15,791

Media - 2.0%
Disney (The Walt) Co.	241,000	7,519

Mining - 1.8%
Southern Copper Corp.	65,000	6,931

Miscellaneous Manufacturing - 1.9%
3M Co.	90,000	6,263
General Electric Co.	40,000	1,068

		7,331

Oil & Gas - 11.1%
ConocoPhillips	95,000	8,967
Devon Energy Corp.	70,000	8,411
EnCana Corp.	85,000	7,729
Marathon Oil Corp.	144,000	7,469
Occidental Petroleum Corp.	95,000	8,537
Valero Energy Corp.	25,000	1,030

		42,143

Pharmaceuticals - 2.9%
Abbott Laboratories	20,000	1,059
GlaxoSmithKline PLC ADR	127,000	5,616
Pfizer, Inc.	255,000	4,455

		11,130

Real Estate Investment Trusts - 1.1%
Healthcare Realty Trust, Inc.	170,000	4,041

Retail - 3.7%
Best Buy Co., Inc.	100,000	3,960
Home Depot (The), Inc.	195,000	4,567
SUPERVALU, Inc.	180,000	5,560

		14,087

Telecommunications - 3.2%
Fairpoint Communications, Inc.	3,583	26
Nokia OYJ ADR	215,000	5,270
Verizon Communications, Inc.	190,000	6,726

		12,022

Total Common Stocks

(Cost $185,327)		198,670
CONVERTIBLE PREFERRED STOCKS - 12.0%
Banks - 1.5%
Bank of America Corp., 7.25%	6,500	5,753

Chemicals - 2.7%
Celanese Corp., 4.25%	175,000	10,281

Diversified Financial Services - 1.9%
Citigroup Funding, Inc., 5.02%	165,000	2,980
Citigroup, Inc., 6.50%	100,000	4,350

		7,330

Pharmaceuticals - 2.6%
Mylan, Inc. of Pennsylvania, 6.50%	4,000	3,518
Schering-Plough Corp., 6.00%	32,000	6,128

		9,646

Savings & Loans - 3.3%
New York Community Capital Trust V, 6.00%	200,000	9,586
Sovereign Capital Trust IV, 4.38%	100,000	3,075

		12,661

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

		VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 12.0% continued
Total Convertible Preferred Stocks

(Cost $48,733)		$45,671

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS - 30.3%
Computers - 5.6%
CACI International, Inc., 2.13%, 5/1/14	$6,000	6,322
Electronic Data Systems Corp., 3.88%, 7/15/23	5,500	5,500
Mentor Graphics Corp., 6.25%, 3/1/26	5,000	5,513
NetApp, Inc., (1) (2) 1.75%, 6/1/13	4,000	3,870

		21,205

Electronics - 2.6%
Vishay Intertechnology, Inc., 3.63%, 8/1/23	10,000	9,962

Healthcare - Services - 1.1%
LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	4,269

Insurance - 2.4%
American Equity Investment Life Holding Co., 5.25%, 12/6/24	10,000	9,013

Machinery - Diversified - 1.3%
AGCO Corp., 1.75%, 12/31/33	2,000	4,838

Mining - 3.0%
Newmont Mining Corp., 1.63%, 7/15/17	9,000	11,587

Oil & Gas - 3.0%
Transocean, Inc., 1.50%, 12/15/37	5,000	5,662
1.63%, 12/15/37	5,000	5,644

		11,306

Pharmaceuticals - 2.9%
Mylan, Inc., 1.25%, 3/15/12	5,000	4,187
Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	7,000	6,694

		10,881

Retail - 1.3%
Sonic Automotive, Inc., 4.25%, 11/30/15	5,500	4,881

Semiconductors - 2.0%
Intel Corp., 2.95%, 12/15/35	8,000	7,820

Telecommunications - 3.3%
NII Holdings, Inc., 3.13%, 6/15/12	6,000	5,048
RF Micro Devices, Inc., 0.75%, 4/15/12	10,000	7,412

		12,460

Transportation - 1.8%
YRC Worldwide, Inc., 5.00%, 8/8/23	8,000	6,920

Total Convertible Bonds

(Cost $121,889)		115,142
SHORT-TERM INVESTMENT - 5.2%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	19,851	19,851

Total Short-Term Investment

(Cost $19,851)		19,851

Total Investments - 99.8%

(Cost $375,800)		379,334
Other Assets less Liabilities - 0.2%		565

NET ASSETS - 100.0%		$379,899

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2008, the value of the restricted illiquid security amounted to approximately $3,870,000 or 1.0% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISTION AND ENFORCEABLE DATE	ACQUISTION COST (000S)
NetApp, Inc., 1.75%, 6/1/13	6/4/08-6/20/08	$4,010

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND continued	JUNE 30, 2008 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$375,800
Gross tax appreciation of investments	$42,264
Gross tax depreciation of investments	(38,730)

Net tax appreciation of investments	$3,534

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$238,286	$—
Level 2	141,048	—
Level 3	—	—

Total	$379,334	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL GROWTH EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 2.4%
Cochlear Ltd.	144,768	$6,065
Telstra Corp. Ltd.	3,440,309	13,973

		20,038

Canada - 1.5%
Bombardier, Inc., Class B *	1,685,900	12,276

China - 1.7%
Bank of China Ltd.	31,427,000	13,961

Finland - 0.5%
UPM-Kymmene OYJ	250,196	4,069

France - 9.0%
Accor S.A.	105,844	7,034
Cap Gemini S.A.	208,165	12,239
LVMH Moet Hennessy Louis Vuitton S.A.	130,803	13,637
Societe Generale	165,250	14,231
Thales S.A.	251,032	14,286
Total S.A.	147,918	12,614

		74,041

Germany - 15.8%
Allianz S.E. (Registered)	91,281	16,044
Bayer A.G.	183,747	15,439
Deutsche Bank A.G. (Registered)	157,335	13,560
Deutsche Telekom A.G. (Registered)	962,063	15,735
E.ON A.G.	79,982	16,112
Linde A.G.	97,774	13,712
Merck KGaA	107,714	15,300
Metro A.G.	86,053	5,485
SAP A.G.	342,123	17,890

		129,277

Greece - 0.8%
National Bank of Greece S.A.	138,667	6,248

Italy - 4.2%
ENI S.p.A.	357,362	13,311
Lottomatica S.p.A.	203,457	6,065
UniCredit S.p.A. (Milan Exchange)	2,473,902	15,075

		34,451

Japan - 18.2%
Chiyoda Corp.	665,000	7,264
Daikin Industries Ltd.	169,900	8,570
East Japan Railway Co.	1,991	16,229
Kawasaki Heavy Industries Ltd.	2,159,000	5,749
Kinden Corp.	560,000	5,663
Kirin Holdings Co. Ltd.	734,000	11,447
Kubota Corp.	1,724,000	12,382
Mitsubishi Estate Co. Ltd.	559,000	12,781
Shin-Etsu Chemical Co. Ltd.	203,500	12,576
Shiseido Co. Ltd.	565,000	12,969
Sony Corp.	366,800	15,783
Sumitomo Metal Mining Co. Ltd.	435,000	6,631
Toyota Motor Corp.	451,400	21,264

		149,308

Netherlands - 4.5%
Qiagen N.V. *	324,606	6,561
Royal Dutch Shell PLC, Class B (London Exchange)	760,729	30,596

		37,157

Singapore - 1.6%
CapitaLand Ltd.	3,120,000	13,111

Spain - 4.4%
Banco Santander S.A.	866,742	15,820
Telefonica S.A.	755,704	19,979

		35,799

Sweden - 0.7%
Autoliv, Inc. SDR	118,390	5,533

Switzerland - 12.2%
ABB Ltd. (Registered) *	411,396	11,629
Julius Baer Holding A.G. (Registered)	181,345	12,157
Nestle S.A. (Registered)	425,260	19,199
Roche Holding A.G. (Genusschein)	118,951	21,378
Swiss Life Holding (Registered) *	30,874	8,212
Syngenta A.G. (Registered)	53,428	17,318
Xstrata PLC	130,422	10,372

		100,265

United Kingdom - 19.3%
Autonomy Corp. PLC *	497,392	8,952
BAE Systems PLC	1,623,417	14,299
BHP Billiton PLC	416,106	15,993
BP PLC	1,143,524	13,275
British Energy Group PLC	540,387	7,645
Diageo PLC	799,890	14,702
HSBC Holdings PLC	397,152	6,128
ITV PLC	5,199,394	4,606
Kingfisher PLC	2,618,500	5,847
Lonmin PLC	111,765	7,051
Prudential PLC	1,202,035	12,741
Smith & Nephew PLC	650,166	7,146
Standard Chartered PLC	210,009	5,943
Vodafone Group PLC	7,853,461	23,156

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United Kingdom - 19.3% continued
WPP Group PLC	1,166,180	$11,235

		158,719

Total Common Stocks

(Cost $782,585)		794,253

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.0%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$38	38

Total Short-Term Investment

(Cost $38)		38

Total Investments - 96.8%

(Cost $782,623)		794,291
Other Assets less Liabilities - 3.2%		26,613

NET ASSETS - 100.0%		$820,904

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the industry sectors (unaudited) for the International Growth Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.5%
Consumer Staples	8.0
Energy	8.8
Financials	20.9
Health Care	9.1
Industrials	13.6
Information Technology	4.9
Materials	11.0
Telecommunication Services	9.2
Utilities	3.0

Total	100.0%

At June 30, 2008, the International Growth Equity Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	36.6%
British Pound	25.1
Japanese Yen	18.8
Swiss Franc	11.3
All other currencies less than 5%	8.2

Total	100.0%

At June 30, 2008, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED LOSS (000S)
Japanese Yen	424,640	U.S. Dollar	4,000	7/2/08	$(5)

Federal Tax Information:

At June 30,2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$782,623

Gross tax appreciation of investments	$64,754
Gross tax depreciation of investments	(53,086)

Net tax appreciation of investments	$11,668

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS INTERNATIONAL GROWTH EQUITY FUND continued	JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Growth Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$12,276	$—
Level 2	782,015	(5)
Level 3	—	—

Total	$794,291	$(5)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Banks - 2.4%
Wells Fargo & Co.	459,600	$10,916

Beverages - 2.0%
PepsiCo, Inc.	141,000	8,966

Chemicals - 2.1%
Dow Chemical (The) Co.	268,000	9,356

Commercial Services - 1.6%
H&R Block, Inc.	346,000	7,404

Diversified Financial Services - 6.6%
Credit Suisse Group A.G. ADR	205,000	9,288
JPMorgan Chase & Co.	358,000	12,283
Morgan Stanley	228,000	8,224

		29,795

Food - 8.4%
Hershey (The) Co.	342,500	11,227
Kraft Foods, Inc., Class A	505,000	14,367
Sara Lee Corp.	1,003,725	12,296

		37,890

Forest Products & Paper - 1.8%
Weyerhaeuser Co.	157,000	8,029

Hand/Machine Tools - 2.2%
Black & Decker Corp.	171,000	9,834

Healthcare - Products - 2.5%
Johnson & Johnson	175,000	11,260

Home Furnishings - 1.1%
Whirlpool Corp.	78,000	4,815

Insurance - 4.1%
Allstate (The) Corp.	223,000	10,167
Lincoln National Corp.	183,500	8,316

		18,483

Leisure Time - 2.1%
Carnival Corp.	279,600	9,216

Media - 9.1%
CBS Corp., Class B	562,000	10,953
Clear Channel Communications, Inc.	314,000	11,053
McGraw-Hill Cos. (The), Inc.	256,000	10,271
New York Times (The) Co., Class A	569,000	8,757

		41,034

Miscellaneous Manufacturing - 4.7%
3M Co.	107,790	7,501
General Electric Co.	501,960	13,397

		20,898

Oil & Gas - 1.2%
Sunoco, Inc.	127,000	5,168

Pharmaceuticals - 12.7%
Bristol-Myers Squibb Co.	597,000	12,256
Lilly (Eli) & Co.	222,000	10,248
Pfizer, Inc.	712,705	12,451
Sanofi-Aventis S.A. ADR	292,000	9,703
Wyeth	254,000	12,182

		56,840

Retail - 5.9%
Home Depot (The), Inc.	468,000	10,961
Penney (J.C.) Co., Inc.	190,000	6,895
Wal-Mart Stores, Inc.	150,400	8,452

		26,308

Savings & Loans - 2.1%
New York Community Bancorp, Inc.	529,000	9,437

Semiconductors - 9.7%
Analog Devices, Inc.	309,500	9,833
Intel Corp.	702,000	15,079
Linear Technology Corp.	335,000	10,911
Xilinx, Inc.	298,000	7,524

		43,347

Telecommunications - 14.1%
AT&T, Inc.	220,820	7,439
Deutsche Telekom A.G. ADR	322,290	5,276
Embarq Corp.	279,500	13,212
Motorola, Inc.	1,246,000	9,146
NTT DoCoMo, Inc. ADR	765,341	11,174
Telefonaktiebolaget LM Ericsson ADR	434,000	4,514
Verizon Communications, Inc.	358,000	12,673

		63,434

Total Common Stocks

(Cost $471,873)		432,430

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.0%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$91	$91

Total Short-Term Investment

(Cost $91)		91

Total Investments - 96.4%

(Cost $471,964)		432,521
Other Assets less Liabilities - 3.6%		16,030

NET ASSETS - 100.0%		$448,551

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$471,964

Gross tax appreciation of investments	$15,084
Gross tax depreciation of investments	(54,527)

Net tax depreciation of investments	$(39,443)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$432,430	$—
Level 2	91	—
Level 3	—	—

Total	$432,521	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1%
Aerospace/Defense - 1.0%
L-3 Communications Holdings, Inc.	18,350	$1,667

Apparel - 2.1%
Polo Ralph Lauren Corp.	26,750	1,680
Warnaco Group (The), Inc. *	41,574	1,832

		3,512

Banks - 1.7%
Credicorp Ltd.	34,323	2,819

Chemicals - 5.6%
Agrium, Inc.	30,660	3,297
Air Products & Chemicals, Inc.	20,684	2,045
CF Industries Holdings, Inc.	11,350	1,734
FMC Corp.	29,070	2,251

		9,327

Coal - 2.7%
Alpha Natural Resources, Inc. *	17,700	1,846
Massey Energy Co.	28,540	2,676

		4,522

Commercial Services - 6.9%
Apollo Group, Inc., Class A *	48,800	2,160
Iron Mountain, Inc. *	84,161	2,234
Pharmaceutical Product Development, Inc.	68,702	2,947
SAIC, Inc. *	103,500	2,154
Western Union (The) Co.	87,125	2,154

		11,649

Computers - 2.5%
Logitech International S.A. *	62,979	1,688
Micros Systems, Inc. *	80,608	2,458

		4,146

Distribution/Wholesale - 1.5%
LKQ Corp. *	138,178	2,497

Diversified Financial Services - 1.4%
Invesco Ltd.	96,638	2,317

Electrical Components & Equipment - 1.0%
Ametek, Inc.	35,739	1,688

Electronics - 6.7%
Amphenol Corp., Class A	39,341	1,766
Dolby Laboratories, Inc., Class A *	45,473	1,833
Flir Systems, Inc. *	59,530	2,415
Jabil Circuit, Inc.	114,650	1,881
Thermo Fisher Scientific, Inc. *	61,015	3,400

		11,295

Engineering & Construction - 2.5%
Chicago Bridge & Iron Co. N.V., (New York Shares)	60,758	2,419
Jacobs Engineering Group, Inc. *	21,209	1,712

		4,131

Environmental Control - 3.0%
Allied Waste Industries, Inc. *	182,725	2,306
Stericycle, Inc. *	53,234	2,752

		5,058

Gas - 1.5%
Energen Corp.	31,486	2,457

Healthcare-Products - 2.5%
Bard (C.R.), Inc.	17,550	1,544
Varian Medical Systems, Inc. *	50,670	2,627

		4,171

Household Products/Wares - 1.3%
Church & Dwight, Inc.	38,198	2,152

Internet - 1.5%
VeriSign, Inc. *	66,803	2,525

Iron/Steel - 1.4%
United States Steel Corp.	12,625	2,333

Leisure Time - 1.0%
WMS Industries, Inc. *	58,885	1,753

Machinery-Construction & Mining - 1.0%
Joy Global, Inc.	21,626	1,640

Machinery-Diversified - 1.1%
Flowserve Corp.	13,190	1,803

Media - 2.3%
Discovery Holding Co., Class A *	101,313	2,225
Liberty Global, Inc., Class A *	54,084	1,700

		3,925

Miscellaneous Manufacturing - 4.2%
Aptargroup, Inc.	60,724	2,547
Roper Industries, Inc.	28,623	1,886
SPX Corp.	19,975	2,631

		7,064

Oil & Gas - 6.9%
Diamond Offshore Drilling, Inc.	20,050	2,790
Forest Oil Corp. *	31,592	2,353
Helmerich & Payne, Inc.	33,650	2,423
Noble Energy, Inc.	22,948	2,308
Quicksilver Resources, Inc. *	46,475	1,796

		11,670

Oil & Gas Services - 5.6%
Cameron International Corp. *	38,480	2,130
Core Laboratories N.V. *	13,715	1,952

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.1% continued
Oil & Gas Services - 5.6% continued
National-Oilwell Varco, Inc. *	29,010	$2,574
Smith International, Inc.	33,811	2,811

		9,467

Pharmaceuticals - 1.6%
Express Scripts, Inc. *	43,409	2,723

Retail - 6.5%
Advance Auto Parts, Inc.	55,893	2,170
Burger King Holdings, Inc.	72,645	1,946
Coach, Inc. *	56,668	1,637
Copart, Inc. *	30,066	1,287
GameStop Corp., Class A *	41,228	1,666
Ross Stores, Inc.	64,197	2,280

		10,986

Savings & Loans - 1.3%
New York Community Bancorp, Inc.	118,465	2,113

Semiconductors - 3.8%
Intersil Corp., Class A	96,515	2,347
Microchip Technology, Inc.	66,599	2,034
Xilinx, Inc.	82,024	2,071

		6,452

Software - 4.2%
Activision, Inc. *	80,519	2,743
Adobe Systems, Inc. *	66,266	2,610
Ansys, Inc. *	37,831	1,783

		7,136

Telecommunications - 0.9%
Millicom International Celluiar S.A.	15,276	1,581

Transportation - 3.9%
CSX Corp.	33,190	2,085
Hunt (J.B.) Transport Services, Inc.	67,117	2,234
Kansas City Southern *	48,970	2,154

		6,473

Total Common Stocks

(Cost $142,516)		153,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 4.8%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$8,038	$8,038

Total Short-Term Investment

(Cost $8,038)		8,038

Total Investments - 95.9%

(Cost $150,554)		161,090
Other Assets less Liabilities - 4.1%		6,842

NET ASSETS - 100.0%		$167,932

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$150,554

Gross tax appreciation of investments	$14,774
Gross tax depreciation of investments	(4,238)

Net tax appreciation of investments	$10,536

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP GROWTH FUND continued	JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$153,052	$—
Level 2	8,038	—
Level 3	—	—

Total	$161,090	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SELECT EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Agriculture - 3.1%
Philip Morris International, Inc.	94,800	$4,682

Apparel - 2.7%
Hanesbrands, Inc. *	28,200	765
NIKE, Inc., Class B	55,600	3,314

		4,079

Chemicals - 4.6%
Celanese Corp., Class A	28,400	1,297
FMC Corp.	22,500	1,742
Monsanto Co.	16,200	2,048
Mosaic (The) Co. *	12,500	1,809

		6,896

Commercial Services - 2.2%
Accenture Ltd., Class A	81,100	3,302

Computers - 8.3%
Apple, Inc. *	18,100	3,031
EMC Corp. of Massachusetts *	127,600	1,874
Hewlett-Packard Co.	47,400	2,096
IBM Corp.	39,000	4,623
Research In Motion Ltd. *	7,900	923

		12,547

Diversified Financial Services - 0.9%
Goldman Sachs Group (The), Inc.	8,200	1,434

Electric - 2.4%
Entergy Corp.	22,200	2,675
Mirant Corp. *	26,000	1,018

		3,693

Electronics - 1.1%
Amphenol Corp., Class A	37,100	1,665

Engineering & Construction - 5.3%
ABB Ltd. ADR *	67,100	1,900
Fluor Corp.	12,900	2,400
Jacobs Engineering Group, Inc. *	25,800	2,082
McDermott International, Inc. *	26,300	1,628

		8,010

Food - 1.8%
Kroger (The) Co.	95,700	2,763

Gas - 1.0%
Sempra Energy	27,200	1,535

Healthcare - Products - 5.5%
Alcon, Inc.	10,000	1,628
Baxter International, Inc.	68,000	4,348
Covidien Ltd.	49,300	2,361

		8,337

Insurance - 1.1%
Aflac, Inc.	27,200	1,708

Iron/Steel - 1.2%
ArcelorMittal (New York Shares)	17,600	1,744

Machinery - Construction & Mining - 2.9%
Caterpillar, Inc.	30,500	2,252
Joy Global, Inc.	29,000	2,199

		4,451

Machinery - Diversified - 1.7%
Flowserve Corp.	18,800	2,570

Metal Fabricate/Hardware - 1.6%
Tenaris S.A. ADR	32,700	2,436

Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	15,800	1,852

Miscellaneous Manufacturing - 1.6%
SPX Corp.	18,500	2,437

Oil & Gas - 11.1%
Canadian Natural Resources Ltd.	21,600	2,165
Devon Energy Corp.	11,800	1,418
ENSCO International, Inc.	20,900	1,688
Helmerich & Payne, Inc.	25,300	1,822
Hess Corp.	14,600	1,842
Noble Corp.	25,100	1,631
Occidental Petroleum Corp.	15,000	1,348
Questar Corp.	42,400	3,012
Talisman Energy, Inc.	83,600	1,850

		16,776

Oil & Gas Services - 4.3%
Cameron International Corp. *	26,700	1,478
Halliburton Co.	76,200	4,044
Schlumberger Ltd.	8,500	913

		6,435

Pharmaceuticals - 6.5%
Abbott Laboratories	59,700	3,163
Gilead Sciences, Inc. *	71,600	3,791
Wyeth	58,300	2,796

		9,750

Retail - 7.9%
Costco Wholesale Corp.	39,000	2,736
McDonald’s Corp.	53,800	3,025
Wal-Mart Stores, Inc.	90,500	5,086
Yum! Brands, Inc.	31,300	1,098

		11,945

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Semiconductors - 3.1%
Intel Corp.	123,100	$2,644
Texas Instruments, Inc.	74,500	2,098

		4,742

Software - 5.8%
Adobe Systems, Inc. *	18,000	709
BMC Software, Inc. *	28,800	1,037
Microsoft Corp.	176,000	4,842
Oracle Corp. *	102,300	2,148

		8,736

Telecommunications - 7.2%
Cisco Systems, Inc. *	172,600	4,014
Corning, Inc.	120,900	2,787
QUALCOMM, Inc.	90,400	4,011

		10,812

Toys, Games & Hobbies - 0.9%
Hasbro, Inc.	38,100	1,361

Transportation - 2.3%
C.H. Robinson Worldwide, Inc.	30,200	1,656
CSX Corp.	28,400	1,784

		3,440

Total Common Stocks

(Cost $141,733)		150,138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.8%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$1,151	1,151

Total Short-Term Investment

(Cost $1,151)		1,151

Total Investments - 100.1%

(Cost $142,884)		151,289
Liabilities less Other Assets - (0.1)%		(134)

NET ASSETS - 100.0%		$151,155

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$142,884

Gross tax appreciation of investments	$12,438
Gross tax depreciation of investments	(4,033)

Net tax appreciation of investments	$8,405

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Select Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$150,138	$—
Level 2	1,151	—
Level 3	—	—

Total	$151,289	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.1%
Advertising - 0.8%
inVentiv Health, Inc. *	13,617	$378

Aerospace/Defense - 3.3%
Curtiss-Wright Corp.	14,195	635
Orbital Sciences Corp. *	23,695	558
Teledyne Technologies, Inc. *	8,885	434

		1,627

Apparel - 2.0%
Warnaco Group (The), Inc. *	13,350	588
Wolverine World Wide, Inc.	15,255	407

		995

Biotechnology - 1.5%
Incyte Corp. *	35,074	267
Invitrogen Corp. *	11,365	446

		713

Chemicals - 1.4%
CF Industries Holdings, Inc.	2,250	344
Terra Industries, Inc.	6,820	336

		680

Coal - 2.0%
Alpha Natural Resources, Inc. *	5,195	542
Massey Energy Co.	4,775	447

		989

Commercial Services - 6.9%
Bankrate, Inc. *	8,950	350
Consolidated Graphics, Inc. *	8,975	442
Dollar Financial Corp. *	20,042	303
FTI Consulting, Inc. *	6,920	474
Icon PLC ADR *	4,944	373
Interactive Data Corp.	12,675	319
Kendle International, Inc. *	9,665	351
SAIC, Inc. *	17,159	357
Strayer Education, Inc.	1,865	390

		3,359

Computers - 2.5%
IHS, Inc., Class A *	5,960	415
Micros Systems, Inc. *	14,190	433
Synopsys, Inc. *	14,530	347

		1,195

Cosmetics/Personal Care - 1.0%
Chattem, Inc. *	7,530	490

Distribution/Wholesale - 0.9%
LKQ Corp. *	25,205	455

Diversified Financial Services - 1.7%
Stifel Financial Corp. *	13,404	461
World Acceptance Corp. *	10,601	357

		818

Electrical Components & Equipment - 0.9%
GrafTech International Ltd. *	16,625	446

Electronics - 4.2%
Dionex Corp. *	5,282	351
FARO Technologies, Inc. *	11,180	281
Flir Systems, Inc. *	6,183	251
Rofin-Sinar Technologies, Inc. *	11,068	334
Varian, Inc. *	7,815	399
Woodward Governor Co.	11,860	423

		2,039

Engineering & Construction - 0.9%
Chicago Bridge & Iron Co. N.V., (New York Shares)	10,475	417

Entertainment - 0.8%
Macrovision Solutions Corp. *	25,677	384

Environmental Control - 1.8%
Calgon Carbon Corp. *	18,895	292
Waste Connections, Inc. *	18,220	582

		874

Food - 1.4%
Flowers Foods, Inc.	24,560	696

Hand/Machine Tools - 0.5%
Baldor Electric Co.	6,675	234

Healthcare - Products - 3.3%
Cynosure, Inc., Class A *	14,883	295
Haemonetics Corp. *	7,643	424
IDEXX Laboratories, Inc. *	7,121	347
Merit Medical Systems, Inc. *	14,485	213
STERIS Corp.	11,860	341

		1,620

Healthcare - Services - 3.3%
Amedisys, Inc. *	10,095	509
Healthways, Inc. *	16,352	484
Pediatrix Medical Group, Inc. *	4,543	224
Sunrise Senior Living, Inc. *	17,030	383

		1,600

Household Products/Wares - 2.2%
Fossil, Inc. *	13,400	390
Tupperware Brands Corp.	19,885	680

		1,070

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.1% continued
Insurance - 0.5%
American Equity Investment Life Holding Co.	28,474	$232

Internet - 7.0%
Cogent Communications Group, Inc. *	31,389	421
Digital River, Inc. *	9,940	383
eResearch Technology, Inc. *	13,655	238
Global Sources Ltd. *	26,150	397
NetFlix, Inc. *	11,625	303
Priceline.com, Inc. *	3,340	386
Sapient Corp. *	60,826	391
ValueClick, Inc. *	24,629	373
Vasco Data Security International, Inc. *	18,020	190
Vocus, Inc. *	10,890	350

		3,432

Leisure Time - 0.7%
WMS Industries, Inc. *	12,270	365

Machinery - Diversified - 3.3%
Chart Industries, Inc. *	9,250	450
IDEX Corp.	12,445	458
Kadant, Inc. *	11,610	262
Robbins & Myers, Inc.	8,375	418

		1,588

Metal Fabrication/Hardware - 1.2%
Valmont Industries, Inc.	5,400	563

Mining - 0.5%
Century Aluminum Co. *	3,325	221

Miscellaneous Manufacturing - 2.6%
Acuity Brands, Inc.	11,625	559
Aptargroup, Inc.	5,650	237
Polypore International, Inc. *	19,175	486

		1,282

Oil & Gas - 7.0%
Atwood Oceanics, Inc. *	4,930	613
Berry Petroleum Co., Class A	11,060	651
Frontier Oil Corp.	7,250	173
Holly Corp.	5,275	195
Penn Virginia Corp.	10,540	795
Petroquest Energy, Inc. *	18,775	505
Whiting Petroleum Corp. *	4,700	499

		3,431

Oil & Gas Services - 3.0%
Cal Dive International, Inc. *	28,975	414
Core Laboratories N.V. *	2,760	393
NATCO Group, Inc., Class A *	5,445	297
Trico Marine Services, Inc. *	10,100	368

		1,472

Pharmaceuticals - 7.6%
Alkermes, Inc. *	22,590	279
Allos Therapeutics, Inc. *	37,540	259
Alnylam Pharmaceuticals, Inc. *	12,215	327
BioMarin Pharmaceutical, Inc. *	6,940	201
Cypress Bioscience, Inc. *	28,790	207
Isis Pharmaceuticals, Inc. *	22,822	311
KV Pharmaceutical Co., Class A *	19,238	372
OSI Pharmaceuticals, Inc. *	8,605	356
Perrigo Co.	12,180	387
Rigel Pharmaceuticals, Inc. *	11,582	262
Sciele Pharma, Inc.	12,769	247
Synta Pharmaceuticals Corp. *	35,980	220
Vivus, Inc. *	41,680	278

		3,706

Real Estate Investment Trusts - 1.8%
Digital Realty Trust, Inc.	9,890	405
Hatteras Financial Corp.	10,798	248
Tanger Factory Outlet Centers, Inc.	6,816	245

		898

Retail - 3.5%
Aeropostale, Inc. *	15,285	479
Burger King Holdings, Inc.	16,080	431
Copart, Inc. *	6,575	281
Gymboree Corp. *	12,405	497

		1,688

Semiconductors - 5.1%
Entegris, Inc. *	59,667	391
MKS Instruments, Inc. *	14,296	313
Monolithic Power Systems, Inc. *	10,766	233
Power Integrations, Inc. *	8,815	279
Skyworks Solutions, Inc. *	35,734	353
Tessera Technologies, Inc. *	9,984	163
TriQuint Semiconductor, Inc. *	53,201	322
Verigy Ltd. *	19,231	437

		2,491

Software - 5.0%
Double-Take Software, Inc. *	21,934	301
Epicor Software Corp. *	48,429	335
Interactive Intelligence, Inc. *	26,307	306
MicroStrategy, Inc., Class A *	3,243	210

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP GROWTH FUND continued	JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.1% continued
Software - 5.0% continued
Omnicell, Inc. *	18,584	$245
Seachange International, Inc. *	55,950	401
SPSS, Inc. *	8,179	297
Synchronoss Technologies, Inc. *	37,491	339

		2,434

Telecommunications - 2.6%
Anixter International, Inc. *	5,786	344
Ciena Corp. *	15,147	351
Comtech Telecommunications Corp. *	11,281	553

		1,248

Transportation - 1.4%
Kansas City Southern *	6,525	287
Landstar System, Inc.	7,555	417

		704

Total Common Stocks

(Cost $45,381)		46,834

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENT - 6.2%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$3,043	3,043

Total Short-Term Investment

(Cost $3,043)		3,043

Total Investments - 102.3%

(Cost $48,424)		49,877
Liabilities less Other Assets - (2.3)%		(1,124)

NET ASSETS - 100.0%		$48,753

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$48,424

Gross tax appreciation of investments	$3,946
Gross tax depreciation of investments	(2,493)

Net tax appreciation of investments	$1,453

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Growth Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

VALUATION LEVEL	(000S)	(000S)
Level 1	$46,834	$—
Level 2	3,043	—
Level 3	—	—

Total	$49,877	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%
Aerospace/Defense - 1.5%
Ducommun, Inc. *	22,082	$507
Esterline Technologies Corp. *	149,291	7,354
Heico Corp.	16,214	528
Moog, Inc., Class A *	157,311	5,858
Triumph Group, Inc.	29,134	1,372

		15,619

Airlines - 0.6%
Continental Airlines, Inc., Class B *	59,773	604
Republic Airways Holdings, Inc. *	101,498	879
Skywest, Inc.	406,524	5,143

		6,626

Apparel - 1.2%
Deckers Outdoor Corp. *	18,413	2,563
K-Swiss, Inc., Class A	28,765	423
Oxford Industries, Inc.	13,433	258
Perry Ellis International, Inc. *	13,718	291
Skechers U.S.A., Inc., Class A *	121,813	2,407
Warnaco Group (The), Inc. *	146,473	6,455
Wolverine World Wide, Inc.	25,017	667

		13,064

Auto Parts & Equipment - 0.6%
American Axle & Manufacturing Holdings, Inc.	44,259	354
ATC Technology Corp. *	116,650	2,715
Dorman Products, Inc. *	12,707	102
Lear Corp. *	132,600	1,880
Modine Manufacturing Co.	65	1
Standard Motor Products, Inc.	12,117	99
Strattec Security Corp.	2,974	105
Superior Industries International, Inc.	48,621	821

		6,077

Banks - 10.6%
1st Source Corp.	122,239	1,968
Alliance Financial Corp. of New York	2,784	58
Amcore Financial, Inc.	62,678	355
Ameris Bancorp	29,856	260
Bancfirst Corp.	42,770	1,831
BancorpSouth, Inc.	178,740	3,126
Bank Mutual Corp.	14,777	148
Banner Corp.	449	4
Berkshire Bancorp, Inc.	6,304	84
Boston Private Financial Holdings, Inc.	80,834	458
Cadence Financial Corp.	2,459	27
Capitol Bancorp Ltd.	29,194	262
Cascade Financial Corp.	7,319	48
Cathay General Bancorp	62,913	684
Central Pacific Financial Corp.	71,595	763
Chemical Financial Corp.	109,712	2,238
Citizens & Northern Corp.	2,795	46
Citizens Republic Bancorp, Inc.	18,443	52
City Holding Co.	32,562	1,328
Columbia Banking System, Inc.	17,408	336
Community Bancorp of Nevada *	6,001	30
Community Bank System, Inc.	317,114	6,539
Community Trust Bancorp, Inc.	75,470	1,982
Eastern Virginia Bankshares, Inc.	1,379	22
Enterprise Financial Services Corp.	17,013	321
Farmers Capital Bank Corp.	7,843	138
Financial Institutions, Inc.	14,050	226
First Citizens BancShares, Inc. of North Carolina, Class A	36,836	5,138
First Commonwealth Financial Corp.	385,900	3,600
First Community Bancshares, Inc. of Virginia	50,047	1,411
First Financial Bancorp	45,058	415
First Financial Corp. of Indiana	80,302	2,458
First M & F Corp.	18,490	232
First Merchants Corp.	95,533	1,734
First Regional Bancorp of California *	11,162	63
First Security Group, Inc. of Tennessee	10,102	56
First State Bancorporation of New Mexico	51,750	285
First United Corp.	320	6
Firstbank Corp. of Michigan	1,379	12
FirstMerit Corp.	250,602	4,087
FNB Corp. of Pennsylvania	129,947	1,531
Frontier Financial Corp.	61,337	523
Great Southern Bancorp, Inc.	8,118	66
Harleysville National Corp.	66,206	739
Heartland Financial USA, Inc.	10,215	186
Heritage Commerce Corp.	14,490	143
Horizon Financial Corp.	8,962	56
IBERIABANK Corp.	41,155	1,830
Independent Bank Corp. of Massachusetts	17,418	415
Integra Bank Corp.	13,917	109
International Bancshares Corp.	158,476	3,387
Intervest Bancshares Corp., Class A	1,491	8
Lakeland Bancorp, Inc.	60,128	732
Lakeland Financial Corp.	14,173	270
LNB Bancorp, Inc.	4,472	46

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Banks - 10.6% continued
Macatawa Bank Corp.	21,114	$169
MainSource Financial Group, Inc.	55,623	862
MB Financial, Inc.	98,693	2,218
MBT Financial Corp.	9,692	58
MetroCorp. Bancshares, Inc.	4,387	52
Nara Bancorp, Inc.	21,502	231
National Penn Bancshares, Inc.	281,855	3,743
NBT Bancorp, Inc.	36,731	757
North Valley Bancorp	4,545	30
Northrim BanCorp, Inc.	3,882	71
Old National Bancorp of Indiana	241,357	3,442
Oriental Financial Group, Inc.	45,017	642
Pacific Capital Bancorp	83,035	1,144
Park National Corp.	15,554	838
Peoples Bancorp, Inc. of Ohio	45,651	866
Preferred Bank of California	9,311	48
Prosperity Bancshares, Inc.	149,401	3,993
Provident Bankshares Corp.	50,304	321
Renasant Corp.	49,771	733
Republic Bancorp, Inc. of Kentucky, Class A	78,517	1,931
Royal Bancshares of Pennsylvania, Inc., Class A	14,542	137
S & T Bancorp, Inc.	42,045	1,222
SCBT Financial Corp.	14,614	417
Security Bank Corp. of Georgia	6,338	37
Simmons First National Corp., Class A	105,531	2,952
Southwest Bancorp, Inc. of Oklahoma	52,722	606
StellarOne Corp.	38,245	558
Sterling Bancshares, Inc. of Texas	114,486	1,041
Sterling Financial Corp. of Washington	216,197	895
Sun Bancorp, Inc. of New Jersey *	10,266	104
Susquehanna Bancshares, Inc.	195,256	2,673
Taylor Capital Group, Inc.	17,229	129
Temecula Valley Bancorp, Inc.	8,012	48
Texas Capital Bancshares, Inc. *	36,322	581
Trico Bancshares	18,357	201
Trustmark Corp.	207,122	3,656
UCBH Holdings, Inc.	90,983	205
UMB Financial Corp.	163,946	8,405
Umpqua Holdings Corp.	3,221	39
Union Bankshares Corp. of Virginia	34,113	508
United Bankshares, Inc.	126,342	2,900
United Community Banks, Inc. of Georgia	56,057	478
Univest Corp. of Pennsylvania	76,523	1,520
Virginia Commerce Bancorp *	27,599	143
VIST Financial Corp.	3,509	47
Washington Trust Bancorp, Inc.	15,342	302
Webster Financial Corp.	72,683	1,352
WesBanco, Inc.	140,920	2,417
West Coast Bancorp of Oregon	9,444	82
Whitney Holding Corp.	50,936	932
Wilshire Bancorp, Inc.	46,982	403
Wintrust Financial Corp.	118,569	2,828
Yadkin Valley Financial Corp.	13,494	161

		113,000

Beverages - 0.0%
PepsiAmericas, Inc.	1,205	24

Biotechnology - 0.4%
Bio-Rad Laboratories, Inc., Class A *	35,040	2,835
Enzon Pharmaceuticals, Inc. *	26,961	192
Harvard Bioscience, Inc. *	79	—
Martek Biosciences Corp. *	38,355	1,293
SuperGen, Inc. *	47,772	98

		4,418

Building Materials - 0.9%
Comfort Systems USA, Inc.	18,813	253
Gibraltar Industries, Inc.	88,430	1,412
Interline Brands, Inc. *	55,384	882
LSI Industries, Inc.	97,513	792
Quanex Building Products Corp.	140,256	2,084
Simpson Manufacturing Co., Inc.	110,023	2,612
Universal Forest Products, Inc.	68,570	2,055

		10,090

Chemicals - 2.9%
Arch Chemicals, Inc.	157,678	5,227
Cabot Corp.	39,502	960
Cytec Industries, Inc.	50,254	2,742
Fuller (H.B.) Co.	256,609	5,758
Hercules, Inc.	106,562	1,804
Innospec, Inc.	19,647	370
Minerals Technologies, Inc.	3,444	219
NewMarket Corp.	29,483	1,953
NL Industries, Inc.	17,328	165
PolyOne Corp. *	93,565	652
Schulman (A.), Inc.	124,031	2,856
Sensient Technologies Corp.	282,618	7,959
Spartech Corp.	49,922	471

		31,136

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Commercial Services - 3.5%
ABM Industries, Inc.	46,588	$1,037
Albany Molecular Research, Inc. *	32,573	432
Carriage Services, Inc. *	7,101	47
CBIZ, Inc. *	3,767	30
CDI Corp.	28,172	717
Consolidated Graphics, Inc. *	8,277	408
Corinthian Colleges, Inc. *	85,891	997
Cross Country Healthcare, Inc. *	138,055	1,989
Dollar Thrifty Automotive Group *	10,432	99
Electro Rent Corp.	57,778	725
First Advantage Corp., Class A *	18,767	297
Healthspring, Inc. *	66,520	1,123
Heidrick & Struggles International, Inc.	34,478	953
Interactive Data Corp.	15,893	399
Intersections, Inc. *	879	10
Jackson Hewitt Tax Service, Inc.	17,235	211
Kelly Services, Inc., Class A	54,898	1,061
Kenexa Corp. *	17,988	339
Kforce, Inc. *	30,292	257
Korn/Ferry International *	53,550	842
MAXIMUS, Inc.	16,798	585
Monro Muffler, Inc.	14,962	232
MPS Group, Inc. *	932,694	9,915
On Assignment, Inc. *	29,130	234
PeopleSupport, Inc. *	33,823	287
PharmaNet Development Group, Inc. *	19,880	313
Providence Service (The) Corp. *	23,695	500
Rent-A-Center, Inc. *	220,638	4,538
Stewart Enterprises, Inc., Class A	366,466	2,639
TeleTech Holdings, Inc. *	25,953	518
United Rentals, Inc. *	115,093	2,257
Viad Corp.	56,361	1,454
Volt Information Sciences, Inc. *	20,865	248
Watson Wyatt Worldwide, Inc., Class A	25,737	1,361

		37,054

Computers - 2.5%
CACI International, Inc., Class A *	98,267	4,498
CIBER, Inc. *	95,520	593
Dynamics Research Corp. *	79	1
Electronics for Imaging, Inc. *	90,396	1,320
Hutchinson Technology, Inc. *	28,490	383
Imation Corp.	87,686	2,010
Immersion Corp. *	31,820	217
Integral Systems, Inc. of Maryland	10,696	414
Mentor Graphics Corp. *	105,276	1,663
MTS Systems Corp.	27,185	975
Ness Technologies, Inc. *	85,216	862
Perot Systems Corp., Class A *	782,561	11,746
SI International, Inc. *	68,957	1,444
TechTeam Global, Inc. *	10,458	112

		26,238

Distribution/Wholesale - 0.9%
Brightpoint, Inc. *	76,061	555
Central European Distribution Corp. *	19,493	1,445
Core-Mark Holding Co., Inc. *	4,852	127
Owens & Minor, Inc.	54,660	2,498
Tech Data Corp. *	40,417	1,370
United Stationers, Inc. *	101,027	3,733

		9,728

Diversified Financial Services - 1.1%
AmeriCredit Corp. *	75,071	647
Credit Acceptance Corp. *	51,288	1,311
Federal Agricultural Mortgage Corp., Class C	28,397	704
Financial Federal Corp.	101,848	2,237
Knight Capital Group, Inc., Class A *	124,782	2,244
Ocwen Financial Corp. *	236,828	1,101
Stifel Financial Corp. *	22,462	772
Student Loan (The) Corp.	13,085	1,283
SWS Group, Inc.	50,982	847
Waddell & Reed Financial, Inc., Class A	23,345	817

		11,963

Electric - 2.0%
Avista Corp.	31,328	672
Central Vermont Public Service Corp.	21,213	411
CH Energy Group, Inc.	29,132	1,036
El Paso Electric Co. *	70,383	1,393
Empire District Electric (The) Co.	37,049	687
Idacorp, Inc.	82,682	2,389
MGE Energy, Inc.	16,117	526
Otter Tail Corp.	74,512	2,893
PNM Resources, Inc.	49,236	589
UIL Holdings Corp.	1,283	38
Unisource Energy Corp.	152,043	4,715
Westar Energy, Inc.	272,067	5,852

		21,201

Electrical Components & Equipment - 0.7%
Belden, Inc.	85,083	2,883

EQUITY FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Electrical Components & Equipment - 0.7% continued
Encore Wire Corp.	145,764	$3,089
Greatbatch, Inc. *	79,973	1,383
Littelfuse, Inc. *	19,693	621

		7,976

Electronics - 4.6%
Analogic Corp.	51,989	3,279
AVX Corp.	3,354	38
Axsys Technologies, Inc. *	3,746	195
Bel Fuse, Inc., Class B	51,601	1,275
Benchmark Electronics, Inc. *	107,247	1,752
Brady Corp., Class A	115,952	4,004
Checkpoint Systems, Inc. *	122,607	2,560
Coherent, Inc. *	48,384	1,446
CTS Corp.	282,580	2,840
Cubic Corp.	41,883	933
Cymer, Inc. *	129,396	3,478
Eagle Test Systems, Inc. *	27,692	310
Electro Scientific Industries, Inc. *	5,382	76
Excel Technology, Inc. *	51,686	1,154
FEI Co. *	90,999	2,073
Measurement Specialties, Inc. *	18,967	334
Multi-Fineline Electronix, Inc. *	32,050	887
Newport Corp. *	116,037	1,322
OSI Systems, Inc. *	20,588	441
Park Electrochemical Corp.	45,507	1,106
Plexus Corp. *	65,865	1,823
Rofin-Sinar Technologies, Inc. *	55,837	1,686
Rogers Corp. *	53,075	1,995
Stoneridge, Inc. *	53,506	913
Technitrol, Inc.	72,403	1,230
TTM Technologies, Inc. *	309,538	4,089
Varian, Inc. *	30,229	1,544
Watts Water Technologies, Inc., Class A	225,551	5,616
Zygo Corp. *	44,626	439

		48,838

Engineering & Construction - 0.7%
Dycom Industries, Inc. *	103,497	1,503
EMCOR Group, Inc. *	150,954	4,306
Granite Construction, Inc.	48,962	1,544

		7,353

Entertainment - 0.7%
Bluegreen Corp. *	62,428	378
Churchill Downs, Inc.	78,499	2,737
Macrovision Solutions Corp. *	60,699	908
Speedway Motorsports, Inc.	186,111	3,793
Steinway Musical Instruments *	12,983	343

		8,159

Food - 2.6%
Flowers Foods, Inc.	178,874	5,069
Hain Celestial Group, Inc. *	174,346	4,094
Imperial Sugar Co.	28,359	440
Ingles Markets, Inc., Class A	8,401	196
J & J Snack Foods Corp.	19,018	521
Lance, Inc.	58,361	1,096
Nash Finch Co.	20,481	702
Ralcorp Holdings, Inc. *	30,286	1,497
Ruddick Corp.	250,883	8,608
Sanderson Farms, Inc.	38,242	1,320
Weis Markets, Inc.	120,940	3,927

		27,470

Forest Products & Paper - 0.5%
Buckeye Technologies, Inc. *	38,285	324
Glatfelter	59,434	803
Mercer International, Inc. *	61,486	460
Potlatch Corp.	57,313	2,586
Rock-Tenn Co., Class A	37,312	1,119
Schweitzer-Mauduit International, Inc.	12,964	218

		5,510

Gas - 2.5%
Laclede Group (The), Inc.	42,326	1,709
Nicor, Inc.	37,332	1,590
Northwest Natural Gas Co.	83,475	3,861
Piedmont Natural Gas Co., Inc.	105,960	2,772
South Jersey Industries, Inc.	107,892	4,031
Southwest Gas Corp.	163,734	4,868
Vectren Corp.	55,239	1,724
WGL Holdings, Inc.	184,113	6,396

		26,951

Hand/Machine Tools - 1.0%
Regal-Beloit Corp.	250,554	10,586

Healthcare - Products - 1.1%
Candela Corp. *	238	1
Cantel Medical Corp. *	24,613	249
Conmed Corp. *	152,532	4,050
Datascope Corp.	59,103	2,778
Home Diagnostics, Inc. *	1,579	14
ICU Medical, Inc. *	12,810	293

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Healthcare - Products - 1.1% continued
Invacare Corp.	26,543	$543
Merit Medical Systems, Inc. *	35,263	518
Osteotech, Inc. *	159	1
STERIS Corp.	88,227	2,537
Vital Signs, Inc.	431	24

		11,008

Healthcare - Services - 3.1%
Amedisys, Inc. *	35,846	1,807
AMERIGROUP Corp. *	284,964	5,927
Amsurg Corp. *	88,965	2,166
Apria Healthcare Group, Inc. *	119,625	2,320
Centene Corp. *	59,607	1,001
Continucare Corp. *	52,950	125
Gentiva Health Services, Inc. *	47,850	912
Healthsouth Corp. *	72,348	1,203
Kindred Healthcare, Inc. *	156,638	4,505
LifePoint Hospitals, Inc. *	228,597	6,469
Magellan Health Services, Inc. *	5,057	187
Medcath Corp. *	23,180	417
Molina Healthcare, Inc. *	74,495	1,813
National Healthcare Corp.	618	28
Odyssey HealthCare, Inc. *	75,426	735
RehabCare Group, Inc. *	15,308	245
Res-Care, Inc. *	145,913	2,594
Triple-S Management Corp., Class B *	15,948	261

		32,715

Home Builders - 0.1%
Cavco Industries, Inc. *	3,966	130
Monaco Coach Corp.	16,446	50
Skyline Corp.	31,121	731

		911

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	47,262	1,163
Stanley Furniture Co., Inc.	11,016	119

		1,282

Household Products/Wares - 0.9%
American Greetings Corp., Class A	112,876	1,393
Blyth, Inc.	95,494	1,149
CSS Industries, Inc.	9,956	241
Ennis, Inc.	136,067	2,129
Jarden Corp. *	106,253	1,938
Prestige Brands Holdings, Inc. *	64,154	684
Tupperware Brands Corp.	54,270	1,857

		9,391

Insurance - 6.8%
Alleghany Corp. *	7,549	2,507
American Physicians Capital, Inc.	33,273	1,612
Amerisafe, Inc. *	17,809	284
Argo Group International Holdings Ltd. *	37,712	1,266
CNA Surety Corp. *	181,470	2,294
Crawford & Co., Class B *	17,616	141
Delphi Financial Group, Inc., Class A	72,996	1,689
Donegal Group, Inc., Class A	59,989	952
EMC Insurance Group, Inc.	41,173	991
FBL Financial Group, Inc., Class A	108,551	2,158
FPIC Insurance Group, Inc. *	39,332	1,782
Hanover Insurance Group (The), Inc.	50,708	2,155
Harleysville Group, Inc.	135,623	4,588
Hilb, Rogal & Hobbs Co.	36,713	1,596
Horace Mann Educators Corp.	243,852	3,419
Independence Holding Co.	16,181	158
Infinity Property & Casualty Corp.	71,624	2,974
Investors Title Co.	1,635	79
Meadowbrook Insurance Group, Inc.	96,120	509
Mercer Insurance Group, Inc.	4,784	83
Navigators Group, Inc. *	73,800	3,989
ProAssurance Corp. *	200,123	9,628
RLI Corp.	176,587	8,736
Safety Insurance Group, Inc.	87,512	3,120
SeaBright Insurance Holdings, Inc. *	65,704	951
Selective Insurance Group, Inc.	140,575	2,637
State Auto Financial Corp.	115,886	2,773
United America Indemnity Ltd., Class A *	55,861	747
United Fire & Casualty Co.	114,463	3,082
Unitrin, Inc.	49,929	1,377
Zenith National Insurance Corp.	118,306	4,160

		72,437

Internet - 1.1%
AsiaInfo Holdings, Inc. *	15,183	180
Avocent Corp. *	149,734	2,785
DealerTrack Holdings, Inc. *	57,285	808
FTD Group, Inc.	17,874	238
Harris Interactive, Inc. *	59,820	120
PC-Tel, Inc.	19,443	187
RealNetworks, Inc. *	248,494	1,640
SonicWALL, Inc. *	90,651	585

EQUITY FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Internet - 1.1% continued
TIBCO Software, Inc. *	434,042	$3,320
United Online, Inc.	46,383	465
Vignette Corp. *	96,300	1,156
Website Pros, Inc. *	29,762	248

		11,732

Investment Companies - 0.1%
MCG Capital Corp.	236,969	943

Iron/Steel - 0.3%
Schnitzer Steel Industries, Inc., Class A	23,885	2,737
Universal Stainless & Alloy *	8,983	333

		3,070

Leisure Time - 0.3%
Brunswick Corp.	90,122	956
Callaway Golf Co.	180,313	2,133
Multimedia Games, Inc. *	14,981	66

		3,155

Lodging - 0.2%
Interstate Hotels & Resorts, Inc. *	7,882	21
Marcus Corp.	131,859	1,971

		1,992

Machinery - Diversified - 1.8%
Albany International Corp., Class A	60,415	1,752
Briggs & Stratton Corp.	89,783	1,138
Cascade Corp.	45,186	1,912
Cognex Corp.	82,243	1,896
Gerber Scientific, Inc. *	48,525	552
Intevac, Inc. *	29,253	330
NACCO Industries, Inc., Class A	26,368	1,961
Sauer-Danfoss, Inc.	280,957	8,752
Tennant Co.	25,310	761

		19,054

Media - 0.6%
AH Belo Corp., Class A	45,247	258
Courier Corp.	7,939	159
Cox Radio, Inc., Class A *	32,662	386
Entercom Communications Corp., Class A	17,389	122
Hearst-Argyle Television, Inc.	113,329	2,176
Journal Communications, Inc., Class A	220,782	1,064
Playboy Enterprises, Inc., Class B *	28,604	141
Scholastic Corp. *	69,838	2,002

		6,308

Metal Fabrication/Hardware - 1.6%
CIRCOR International, Inc.	82,847	4,059
Lawson Products, Inc.	25,255	626
Mueller Industries, Inc.	61,013	1,964
NN, Inc.	11,883	166
Northwest Pipe Co. *	8,157	455
Worthington Industries, Inc.	472,461	9,685

		16,955

Mining - 0.6%
Coeur D’alene Mines Corp. *	511,527	1,484
Compass Minerals International, Inc.	56,497	4,551

		6,035

Miscellaneous Manufacturing - 3.0%
Ameron International Corp.	53,285	6,393
Aptargroup, Inc.	146,224	6,134
Barnes Group, Inc.	89,465	2,066
Ceradyne, Inc. *	50,450	1,730
EnPro Industries, Inc. *	26,147	976
ESCO Technologies, Inc. *	27,488	1,290
Federal Signal Corp.	97,280	1,167
Lancaster Colony Corp.	16,733	507
Myers Industries, Inc.	119,719	976
Park-Ohio Holdings Corp. *	10,284	152
Smith (A.O.) Corp.	244,839	8,038
Standex International Corp.	70,134	1,454
Tredegar Corp.	47,807	703

		31,586

Oil & Gas - 3.3%
Berry Petroleum Co., Class A	41,043	2,417
Bill Barrett Corp. *	98,464	5,850
BMB Munai, Inc. *	66,573	395
Bois d’Arc Energy, Inc. *	5,511	134
Brigham Exploration Co. *	71,193	1,127
Callon Petroleum Co. *	23,018	630
Grey Wolf, Inc. *	590,876	5,335
Mariner Energy, Inc. *	68,707	2,540
Stone Energy Corp. *	39,341	2,593
Sunoco Logistics Partners L.P.	24,031	1,127
Swift Energy Co. *	194,295	12,835

		34,983

Oil & Gas Services - 2.1%
Allis-Chalmers Energy, Inc. *	33,087	589
Cal Dive International, Inc. *	20,012	286
Gulf Island Fabrication, Inc.	8,756	429
Hornbeck Offshore Services, Inc. *	92,709	5,239

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Oil & Gas Services - 2.1% continued
Natural Gas Services Group, Inc. *	7,178	$219
Oil States International, Inc. *	181,480	11,513
SEACOR Holdings, Inc. *	26,186	2,344
Trico Marine Services, Inc. *	47,045	1,713
Union Drilling, Inc. *	16,668	361

		22,693

Pharmaceuticals - 0.8%
Alpharma, Inc., Class A *	75,559	1,702
BioScrip, Inc. *	31,565	82
Emergent Biosolutions, Inc. *	23,127	230
Nutraceutical International Corp. *	43,137	517
Omega Protein Corp. *	4,293	64
Salix Pharmaceuticals Ltd. *	40,118	282
Sciele Pharma, Inc.	103,094	1,995
Theragenics Corp. *	23,646	86
Viropharma, Inc. *	294,379	3,256

		8,214

Pipelines - 0.1%
Enbridge Energy Management (1) *	277,267	—
Enbridge Energy Management LLC *	5,639	288
Kinder Morgan Management LLC (Fractional Shares) (1) *	16,219	—
TC Pipelines LP	12,052	425

		713

Real Estate - 0.1%
Avatar Holdings, Inc. *	5,161	156
Stratus Properties, Inc. *	10,591	184
W.P. Carey & Co. LLC	33,867	973

		1,313

Real Estate Investment Trusts - 6.7%
Acadia Realty Trust	28,771	666
Alexandria Real Estate Equities, Inc.	27,201	2,648
American Land Lease, Inc.	29,436	559
Anthracite Capital, Inc.	289,550	2,038
BioMed Realty Trust, Inc.	184,375	4,523
BRT Realty Trust	7,091	85
Capital Trust, Inc. of New York, Class A	65,729	1,263
Cedar Shopping Centers, Inc.	222,358	2,606
EastGroup Properties, Inc.	33,732	1,447
Entertainment Properties Trust	114,396	5,656
Equity One, Inc.	106,266	2,184
Extra Space Storage, Inc.	80,888	1,242
First Potomac Realty Trust	89,906	1,370
Franklin Street Properties Corp.	68,725	869
Gramercy Capital Corp. of New York	24,810	287
Highwoods Properties, Inc.	47,350	1,488
Home Properties, Inc.	35,946	1,728
Investors Real Estate Trust	54,196	517
LaSalle Hotel Properties	59,150	1,486
LTC Properties, Inc.	146,893	3,755
Medical Properties Trust, Inc.	78,229	792
Mission West Properties, Inc.	23,020	252
National Health Investors, Inc.	111,449	3,177
National Retail Properties, Inc.	276,123	5,771
Nationwide Health Properties, Inc.	19,380	610
NorthStar Realty Finance Corp.	117,399	977
One Liberty Properties, Inc.	4,638	76
Parkway Properties, Inc. of Maryland	39,455	1,331
Pennsylvania Real Estate Investment Trust	105,260	2,436
Ramco-Gershenson Properties Trust	42,106	865
Realty Income Corp.	334,569	7,615
Redwood Trust, Inc.	95,495	2,176
Senior Housing Properties Trust	272,554	5,323
Sovran Self Storage, Inc.	74,862	3,111
Universal Health Realty Income Trust	2,177	65
Winthrop Realty Trust	123,597	445

		71,439

Retail - 5.7%
99 Cents Only Stores *	97,223	642
AC Moore Arts & Crafts, Inc. *	12,747	90
Asbury Automotive Group, Inc.	51,528	662
Benihana, Inc., Class A *	7,014	44
Bob Evans Farms, Inc.	93,661	2,679
Brown Shoe Co., Inc.	59,327	804
Buckle (The), Inc.	62,709	2,868
Cabela’s, Inc. *	109,773	1,209
Casey’s General Stores, Inc.	50,925	1,180
Cash America International, Inc.	97,928	3,036
CBRL Group, Inc.	53,460	1,310
Charlotte Russe Holding, Inc. *	89,507	1,590
Charming Shoppes, Inc. *	129,415	594
Collective Brands, Inc. *	98,254	1,143
Columbia Sportswear Co.	43,300	1,591
Dress Barn, Inc. *	82,251	1,100
First Cash Financial Services, Inc. *	24,072	361
Fred’s, Inc., Class A	131,939	1,483
Frisch’s Restaurants, Inc.	779	18
Group 1 Automotive, Inc.	14,461	287

EQUITY FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Retail - 5.7% continued
Insight Enterprises, Inc. *	228,394	$2,679
Kenneth Cole Productions, Inc., Class A	42,401	538
Landry’s Restaurants, Inc.	115,699	2,079
Longs Drug Stores Corp.	33,188	1,397
Luby’s, Inc. *	123,586	754
MarineMax, Inc. *	79,404	569
Men’s Wearhouse, Inc.	91,430	1,489
Movado Group, Inc.	61,736	1,222
O’Charleys, Inc.	28,148	283
Pantry (The), Inc. *	49,033	523
PC Connection, Inc. *	77,752	724
Penske Auto Group, Inc.	458,130	6,753
Regis Corp.	254,599	6,709
Rush Enterprises, Inc., Class A *	61,686	741
School Specialty, Inc. *	33,425	994
Sonic Automotive, Inc., Class A	98,179	1,265
Stage Stores, Inc.	257,238	3,002
Steak n Shake (The) Co. *	36,221	229
Systemax, Inc.	78,058	1,378
Talbots, Inc.	12,464	144
Zale Corp. *	246,566	4,658
Zones, Inc. *	79	1

		60,822

Savings & Loans - 0.9%
Anchor BanCorp Wisconsin, Inc.	44,808	314
Citizens First Bancorp, Inc.	840	5
Dime Community Bancshares	79,905	1,319
First Defiance Financial Corp.	25,035	401
First Financial Holdings, Inc.	63,820	1,096
First Place Financial Corp. of Ohio	33,206	312
Flushing Financial Corp.	94,486	1,791
HMN Financial, Inc.	2,624	41
NASB Financial, Inc.	4,816	86
Parkvale Financial Corp.	4,521	106
Provident Financial Holdings, Inc.	5,329	50
Provident New York Bancorp	26,344	291
United Community Financial Corp. of Ohio	25,905	97
Washington Federal, Inc.	208,252	3,769
Willow Financial Bancorp, Inc.	1,770	14
WSFS Financial Corp.	8,601	384

		10,076

Semiconductors - 3.0%
Anadigics, Inc. *	54,598	538
ATMI, Inc. *	19,293	539
Axcelis Technologies, Inc. *	151,714	740
Brooks Automation, Inc. *	103,714	858
Cabot Microelectronics Corp. *	29,194	968
Cohu, Inc.	69,209	1,016
Emulex Corp. *	187,028	2,179
Entegris, Inc. *	234,113	1,533
Fairchild Semiconductor International, Inc. *	185,803	2,180
Integrated Device Technology, Inc. *	194,096	1,929
IXYS Corp. *	21,045	251
Mattson Technology, Inc. *	212,823	1,013
MKS Instruments, Inc. *	413,521	9,056
Omnivision Technologies, Inc. *	134,859	1,630
Pericom Semiconductor Corp. *	23,925	355
Photronics, Inc. *	25,510	180
Rudolph Technologies, Inc. *	8,941	69
Semitool, Inc. *	28,549	214
Silicon Image, Inc. *	83,192	603
Skyworks Solutions, Inc. *	162,842	1,607
Standard Microsystems Corp. *	69,723	1,893
TriQuint Semiconductor, Inc. *	433,134	2,625
Ultra Clean Holdings *	22,982	183
White Electronic Designs Corp. *	14,408	66

		32,225

Software - 2.0%
Digi International, Inc. *	88,990	699
EPIQ Systems, Inc. *	177,832	2,525
infoGROUP, Inc.	44,966	198
JDA Software Group, Inc. *	183,558	3,322
Lawson Software, Inc. *	549,977	3,998
Mantech International Corp., Class A *	17,233	829
Quest Software, Inc. *	234,142	3,468
Schawk, Inc.	55,156	661
Smith Micro Software, Inc. *	35,053	200
Sybase, Inc. *	142,873	4,203
SYNNEX Corp. *	32,913	826

		20,929

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	58,937	1,179

Telecommunications - 2.4%
ADC Telecommunications, Inc. *	122,871	1,815
Anaren, Inc. *	43,633	461
Anixter International, Inc. *	9,134	543
Arris Group, Inc. *	46,267	391
Atlantic Tele-Network, Inc.	35,431	975

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4% continued
Telecommunications - 2.4% continued
Black Box Corp.	30,429	$827
EMS Technologies, Inc. *	47,193	1,031
Foundry Networks, Inc. *	499,471	5,904
Globecomm Systems, Inc. *	25,168	208
Hypercom Corp. *	68,653	302
Iowa Telecommunications Services, Inc.	17,577	310
Novatel Wireless, Inc. *	51,277	571
Oplink Communications, Inc. *	41,971	403
Plantronics, Inc.	55,363	1,236
Premiere Global Services, Inc. *	204,645	2,984
RF Micro Devices, Inc. *	21,815	63
Shenandoah Telecommunications Co.	14,300	186
Soapstone Networks, Inc. *	8,975	34
SureWest Communications	13,443	113
Sycamore Networks, Inc. *	411,551	1,325
Syniverse Holdings, Inc. *	205,206	3,324
Tekelec *	142,142	2,091
tw telecom, Inc. *	18,321	294
USA Mobility, Inc. *	9,327	70

		25,461

Textiles - 0.8%
Culp, Inc. *	9,371	66
G&K Services, Inc., Class A	138,459	4,217
Unifirst Corp. of Massachusetts	109,159	4,875

		9,158

Toys, Games & Hobbies - 0.4%
Jakks Pacific, Inc. *	118,313	2,585
Marvel Entertainment, Inc. *	28,461	915
RC2 Corp. *	62,807	1,166

		4,666

Transportation - 2.2%
Alexander & Baldwin, Inc.	37,905	1,727
Arkansas Best Corp.	125,061	4,582
Bristow Group, Inc. *	43,525	2,154
Celadon Group, Inc. *	17,994	180
Frozen Food Express Industries, Inc.	3,138	21
Genesee & Wyoming, Inc., Class A *	548	19
Gulfmark Offshore, Inc. *	88,987	5,177
Marten Transport Ltd. *	59,686	953
P.A.M. Transportation Services, Inc. *	5,318	57
Pacer International, Inc.	28,711	618
Saia, Inc. *	38,659	422
USA Truck, Inc. *	4,818	58
Werner Enterprises, Inc.	434,038	8,064

		24,032

Trucking & Leasing - 0.1%
AMERCO, Inc. *	20,275	966
Greenbrier Cos., Inc.	32,011	650

		1,616

Total Common Stocks

(Cost $1,084,053)		1,007,174
CONVERTIBLE PREFERRED STOCKS - 0.1%
Healthcare - Products - 0.1%
Inverness Medical Innovations, Inc., 3.00%*	2,768	656

Total Convertible Preferred Stocks

(Cost $725)		656
OTHER - 0.0%
Escrow DLB Oil & Gas (1)	2,100	—

Total Other

(Cost $-)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
American Satellite Network	255	—

Total Warrants

(Cost $-)		—

EQUITY FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.6%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$53,838	$53,838
U.S. Treasury Bill (2) 2.08%, 12/4/08	5,555	5,506

Total Short-Term Investments

(Cost $59,344)		59,344

Total Investments - 100.1%

(Cost $1,144,122)		1,067,174
Liabilities less Other Assets - (0.1)%		(608)

NET ASSETS - 100.0%		$1,066,566

(1)	The securities have been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At June 30, 2008, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell Mini 2000	442	$30,573	Long	9/08	$(1,420)

S&P 500 Emini	134	8,583	Long	9/08	(2)

Total					$(1,422)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,144,122

Gross tax appreciation of investments	$84,139
Gross tax depreciation of investments	(161,087)

Net tax depreciation of investments	$(76,948)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,007,812	$(1,422)
Level 2	59,362	—
Level 3	—	—

Total	$1,067,174	$(1,422)

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.2%
Aerospace/Defense - 4.6%
Lockheed Martin Corp.	31,627	$3,120
Raytheon Co.	30,267	1,704

		4,824

Biotechnology - 6.2%
Biogen Idec, Inc. *	19,065	1,065
Genentech, Inc. *	15,439	1,172
Genzyme Corp. *	49,370	3,556
Gilead Sciences, Inc. *	15,128	801

		6,594

Commercial Services - 3.8%
Accenture Ltd., Class A	51,715	2,106
SAIC, Inc. *	92,070	1,916

		4,022

Computers - 18.5%
Apple, Inc. *	29,215	4,892
Dell, Inc. *	47,982	1,050
Hewlett-Packard Co.	88,788	3,925
IBM Corp.	24,797	2,939
Micros Systems, Inc. *	43,171	1,316
NetApp, Inc. *	62,987	1,364
Seagate Technology	107,392	2,055
Synopsys, Inc. *	82,090	1,963

		19,504

Electronics - 2.6%
Jabil Circuit, Inc.	45,788	751
Thermo Fisher Scientific, Inc. *	35,277	1,966

		2,717

Healthcare - Products - 1.6%
Alcon, Inc.	10,611	1,727

Internet - 10.2%
Check Point Software Technologies *	56,900	1,347
Digital River, Inc. *	27,837	1,074
eBay, Inc. *	74,593	2,039
Google, Inc., Class A *	2,009	1,057
McAfee, Inc. *	56,061	1,908
Vasco Data Security International, Inc. *	76,297	803
VeriSign, Inc. *	43,917	1,660
Vocus, Inc. *	26,578	855

		10,743

Miscellaneous Manufacturing - 1.1%
Polypore International, Inc. *	44,420	1,125

Pharmaceuticals - 1.7%
Forest Laboratories, Inc. *	32,829	1,141
Isis Pharmaceuticals, Inc. *	50,334	686

		1,827

Retail - 1.0%
GameStop Corp., Class A *	25,885	1,046

Semiconductors - 12.1%
Intel Corp.	100,118	2,151
Microchip Technology, Inc.	49,124	1,500
MKS Instruments, Inc. *	48,472	1,062
National Semiconductor Corp.	52,256	1,073
Taiwan Semiconductor Manufacturing Co. Ltd. ADR *	123,952	1,352
Texas Instruments, Inc.	96,480	2,717
Verigy Ltd. *	61,530	1,397
Xilinx, Inc.	62,222	1,571

		12,823

Software - 16.4%
Activision, Inc. *	45,909	1,564
Adobe Systems, Inc. *	50,687	1,997
Autodesk, Inc. *	29,548	999
CA, Inc.	44,539	1,028
Electronic Arts, Inc. *	28,500	1,266
Epicor Software Corp. *	145,356	1,004
Microsoft Corp.	128,810	3,544
MicroStrategy, Inc., Class A *	10,673	691
Oracle Corp. *	147,781	3,104
SPSS, Inc. *	30,716	1,117
Sybase, Inc. *	35,235	1,037

		17,351

Telecommunications - 16.4%
Amdocs Ltd. *	56,811	1,671
Ciena Corp. *	63,214	1,465
Cisco Systems, Inc. *	140,636	3,271
Harris Corp.	20,083	1,014
Juniper Networks, Inc. *	75,991	1,686
Nokia OYJ ADR	196,795	4,823
QUALCOMM, Inc.	75,880	3,367

		17,297

Total Common Stocks

(Cost $94,565)		101,600

EQUITY FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENT - 3.5%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$3,673	$3,673

Total Short-Term Investment

(Cost $3,673)		3,673

Total Investments - 99.7%

(Cost $98,238)		105,273
Other Assets less Liabilities - 0.3%		366

NET ASSETS - 100.0%		$105,639

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$98,238

Gross tax appreciation of investments	$11,647
Gross tax depreciation of investments	(4,611)

Net tax appreciation of investments	$7,035

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Technology Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

VALUATION LEVEL	(000S)	(000S)
Level 1	$101,600	$—
Level 2	3,673	—
Level 3	—	—

Total	$105,273	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Australia - 10.5%
Abacus Property Group	1,010,852	$1,101
Australand Property Group	723,864	822
Babcock & Brown Japan Property Trust	794,645	616
Bunnings Warehouse Property Trust	467,014	765
Centro Retail Group	3,593,016	1,077
CFS Retail Property Trust	2,676,404	4,742
CFS Retail Property Trust - New	56,593	114
Commonwealth Property Office Fund	2,626,495	3,105
Dexus Property Group	4,775,228	6,305
FKP Property Group	423,641	1,994
Goodman Group	2,785,849	8,273
GPT Group	3,578,667	7,635
ING Industrial Fund	1,816,279	2,713
ING Office Fund	2,032,304	2,237
Macquarie CountryWide Trust	2,178,771	1,876
Macquarie DDR Trust	1,415,312	544
Macquarie Office Trust	3,301,818	2,446
Mirvac Group	1,794,482	5,081
Stockland	2,358,219	12,165
Sunland Group Ltd.	373,375	811
Tishman Speyer Office Fund	530,177	690
Valad Property Group	2,463,761	1,579
Westfield Group	3,127,698	48,731

		115,422

Austria - 1.3%
CA Immobilien Anlagen A.G. *	141,154	2,950
Conwert Immobilien Invest A.G. *	138,249	2,377
IMMOFINANZ A.G.	746,164	7,694
Sparkassen Immobilien A.G. *	108,254	1,175

		14,196

Belgium - 0.6%
Befimmo SCA Sicafi	21,131	2,232
Cofinimmo S.A.	12,906	2,343
Intervest Offices	10,988	411
Leasinvest Real Estate SCA	2,319	250
Warehouses De Pauw SCA	10,538	635
Wereldhave Belgium N.V.	3,175	259

		6,130

Bermuda - 0.3%
Orient-Express Hotels Ltd.	68,883	2,992

Canada - 3.6%
Allied Properties Real Estate Investment Trust	44,278	879
Boardwalk Real Estate Investment Trust	82,635	3,098
Brookfield Properties Corp.	483,628	8,706
Calloway Real Estate Investment Trust	125,098	2,409
Canadian Apartment Properties Real Estate Investment Trust	107,520	1,842
Canadian Real Estate Investment Trust	97,700	2,810
Chartwell Seniors Housing Real Estate Investment Trust	152,400	1,376
Cominar Real Estate Investment Trust	73,343	1,582
Dundee Real Estate Investment Trust	27,007	829
Extendicare Real Estate Investment Trust	95,109	840
H&R Real Estate Investment Trust	235,961	4,174
InnVest Real Estate Investment Trust	117,400	1,107
Morguard Real Estate Investment Trust	69,700	918
Northern Property Real Estate Investment Trust	35,000	774
Primaris Retail Real Estate Investment Trust	99,892	1,797
RioCan Real Estate Investment Trust	355,119	6,930

		40,071

Denmark - 0.0%
TK Development *	44,169	578

Finland - 0.3%
Citycon OYJ	265,089	1,339
Sponda OYJ	134,584	1,171
Technopolis PLC	92,321	751

		3,261

France - 4.9%
Acanthe Developpement S.A.	69,991	230
Affine S.A.	6,413	323
Fonciere Des Regions	33,782	4,118
Gecina S.A.	30,306	3,661
ICADE	28,924	3,365
Klepierre	112,466	5,636
Mercialys S.A.	48,389	2,125
Societe de la Tour Eiffel	8,053	951
Societe Immobiliere de Location pour l’Industrie et le Commerce	20,980	2,627
Unibail - Rodamco	131,939	30,470

		53,506

Germany - 0.5%
Alstria Office A.G.	44,667	738
Colonia Real Estate A.G.	34,855	385
Deutsche Euroshop A.G.	55,795	2,136
Deutsche Wohnen A.G. *	31,019	468

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Germany - 0.5% continued
DIC Asset A.G.	34,654	$876
Patrizia Immobilien A.G. *	39,675	194
Vivacon A.G.	29,213	278

		5,075

Greece - 0.2%
Babis Vovos International Construction S.A. *	40,717	1,339
Eurobank Properties Real Estate Investment Co.	27,750	335
Lamda Development S.A. *	19,900	284

		1,958

Hong Kong - 12.6%
Agile Property Holdings Ltd.	2,415,000	2,101
Champion REIT	2,118,000	979
China Overseas Land & Investment Ltd.	6,299,000	9,970
China Resources Land Ltd.	2,622,000	3,625
Country Garden Holdings Co.	5,314,000	3,432
Great Eagle Holdings Ltd.	484,077	1,425
Hang Lung Properties Ltd.	3,370,000	10,779
Henderson Land Development Co. Ltd.	1,746,000	10,863
Hongkong Land Holdings Ltd.	2,800,000	11,888
Hopson Development Holdings Ltd.	929,000	1,046
Hysan Development Co. Ltd.	1,262,070	3,468
Kerry Properties Ltd.	912,704	4,783
Kowloon Development Co. Ltd.	909,500	1,664
Link REIT (The)	3,480,500	7,919
New World China Land Ltd.	1,754,200	908
New World Development Ltd.	4,506,320	9,154
Shenzhen Investment Ltd.	2,473,000	887
Shimao Property Holdings Ltd.	2,124,500	2,433
Shui On Land Ltd.	1,977,000	1,635
Sino Land Co.	3,919,023	7,773
Sun Hung Kai Properties Ltd.	3,034,000	41,077

		137,809

Italy - 0.2%
Aedes S.p.A. *	117,769	200
Beni Stabili S.p.A.	1,230,877	1,220
Immobiliare Grande Distribuzione	198,897	589
Risanamento S.p.A. *	168,720	225

		2,234

Japan - 12.6%
Aeon Mall Co. Ltd.	147,220	4,346
Daibiru Corp.	86,300	955
Heiwa Real Estate Co. Ltd.	219,500	1,091
Japan Prime Realty Investment Corp.	1,015	2,999
Japan Real Estate Investment Corp.	668	7,071
Japan Retail Fund Investment Corp.	637	3,671
Kenedix Realty Investment Corp.	335	1,993
Mitsubishi Estate Co Ltd.	1,672,000	38,230
Mitsui Fudosan Co. Ltd.	1,434,000	30,614
Mori Trust Sogo REIT, Inc.	120	1,130
Nippon Building Fund, Inc.	885	10,406
Nippon Commercial Investment Corp.	385	1,082
Nomura Real Estate Office Fund, Inc.	501	3,763
NTT Urban Development Corp.	2,131	2,787
Orix JREIT, Inc.	405	2,459
Premier Investment Co.	196	897
Sumitomo Realty & Development Co. Ltd.	776,000	15,396
TOC Co. Ltd.	151,000	736
Tokyo Tatemono Co. Ltd.	386,000	2,495
Tokyu Land Corp.	650,000	3,711
Tokyu REIT, Inc.	201	1,632
United Urban Investment Corp.	240	1,084

		138,548

Luxembourg - 0.1%
GAGFAH S.A.	72,944	1,033

Netherlands - 1.8%
Corio N.V.	109,179	8,482
Eurocommercial Properties N.V.	57,639	2,733
Nieuwe Steen Investments Funds N.V.	57,169	1,481
Plaza Centers N.V.	192,730	615
Vastned Offices/Industrial	33,975	924
Vastned Retail N.V.	27,022	2,167
Wereldhave N.V.	33,760	3,556

		19,958

New Zealand - 0.1%
Kiwi Income Property Trust	1,148,992	1,059

Norway - 0.1%
Norwegian Property ASA	254,822	1,187

Poland - 0.2%
Globe Trade Centre S.A. *	174,507	2,475

Singapore - 3.0%
Allgreen Properties Ltd.	1,222,000	885
Ascendas Real Estate Investment Trust	2,156,000	3,511
CapitaCommercial Trust	1,668,000	2,335
CapitaLand Ltd.	3,438,000	14,447
CapitaMall Trust	2,037,000	4,487
Keppel Land Ltd.	584,000	2,138

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Singapore - 3.0% continued
Mapletree Logistics Trust	1,275,000	$798
Singapore Land Ltd.	267,000	1,219
Suntec Real Estate Investment Trust	2,409,000	2,415
Wing Tai Holdings Ltd.	944,200	1,120

		33,355

Spain - 0.0%
Renta Corp. Real Estate S.A.	13,736	110

Sweden - 0.8%
Castellum AB	277,341	2,642
Fabege AB	288,412	1,917
Hufvudstaden AB	131,390	1,261
Klovern AB	195,618	605
Kungsleden AB	219,317	1,621
Wihlborgs Fastigheter AB	61,831	1,110

		9,156

Switzerland - 0.7%
Allreal Holding A.G.	9,092	1,163
PSP Swiss Property A.G. *	76,118	4,513
Swiss Prime Site A.G. *	31,174	1,820
Zueblin Immobilien Holding A.G. *	55,067	471

		7,967

United Kingdom - 6.6%
Big Yellow Group PLC	138,385	790
British Land Co. PLC	831,063	11,658
Brixton PLC	443,263	2,121
Capital & Regional PLC	111,480	422
CLS Holdings PLC *	80,861	548
Daejan Holdings PLC	7,190	324
Derwent London PLC	163,634	3,282
Development Securities PLC	60,219	348
Grainger Trust PLC	158,815	676
Great Portland Estates PLC	295,467	1,982
Hammerson PLC	472,118	8,351
Helical Bar PLC	154,817	908
Invista Foundation Property Trust Ltd.	565,036	411
Land Securities Group PLC	755,455	18,435
Liberty International PLC	589,556	10,058
Mapeley Ltd.	17,708	458
Minerva PLC *	250,584	438
Mucklow (A&J) Group PLC	34,737	208
Primary Health Properties PLC	49,739	278
Quintain Estates & Development PLC	209,650	786
Segro PLC	704,510	5,487
Shaftesbury PLC	218,530	1,695
St. Modwen Properties PLC	149,300	825
Unite Group PLC	204,999	949
Workspace Group PLC	285,754	823

		72,261

United States - 38.0%
Acadia Realty Trust	47,496	1,100
Agree Realty Corp.	9,014	199
Alexander’s, Inc. *	2,995	930
Alexandria Real Estate Equities, Inc.	52,377	5,098
AMB Property Corp.	159,870	8,054
American Campus Communities, Inc.	61,152	1,702
Apartment Investment & Management Co.	144,825	4,933
Ashford Hospitality Trust, Inc.	179,280	828
Associated Estates Realty Corp.	18,259	196
AvalonBay Communities, Inc.	125,335	11,175
BioMed Realty Trust, Inc.	111,920	2,745
Boston Properties, Inc.	193,145	17,426
Brandywine Realty Trust	144,105	2,271
BRE Properties, Inc.	83,256	3,603
Camden Property Trust	86,891	3,846
CBL & Associates Properties, Inc.	109,754	2,507
Cedar Shopping Centers, Inc.	62,391	731
Colonial Properties Trust	76,074	1,523
Corporate Office Properties Trust SBI MD	76,531	2,627
Corrections Corp. of America *	202,692	5,568
Cousins Properties, Inc.	66,021	1,525
DCT Industrial Trust, Inc.	272,689	2,258
Developers Diversified Realty Corp.	195,442	6,784
DiamondRock Hospitality Co.	158,226	1,723
Digital Realty Trust, Inc.	107,405	4,394
Douglas Emmett, Inc.	149,373	3,282
Duke Realty Corp.	239,050	5,367
DuPont Fabros Technology, Inc.	52,690	982
EastGroup Properties, Inc.	38,598	1,656
Education Realty Trust, Inc.	37,910	442
Entertainment Properties Trust	49,885	2,466
Equity Lifestyle Properties, Inc.	40,280	1,772
Equity One, Inc.	54,793	1,126
Equity Residential	437,769	16,753
Essex Property Trust, Inc.	40,828	4,348
Extra Space Storage, Inc.	140,610	2,160
Federal Realty Investment Trust	94,029	6,488
FelCor Lodging Trust, Inc.	94,210	989
First Industrial Realty Trust, Inc.	73,522	2,020

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
United States - 38.0% continued
First Potomac Realty Trust	33,337	$508
Forest City Enterprises, Inc.	128,281	4,133
General Growth Properties, Inc.	434,649	15,226
Getty Realty Corp.	24,235	349
Glimcher Realty Trust	53,381	597
HCP, Inc.	381,443	12,134
Health Care REIT, Inc.	143,622	6,391
Healthcare Realty Trust, Inc.	83,632	1,988
Hersha Hospitality Trust	65,520	495
Highwoods Properties, Inc.	93,268	2,930
Hilltop Holdings, Inc. *	57,970	598
Home Properties, Inc.	52,707	2,533
Hospitality Properties Trust	153,418	3,753
Host Hotels & Resorts, Inc.	852,499	11,637
HRPT Properties Trust	374,763	2,537
Inland Real Estate Corp.	111,123	1,602
Investors Real Estate Trust	82,536	787
Kilroy Realty Corp.	53,481	2,515
Kimco Realty Corp.	411,455	14,203
Kite Realty Group Trust	38,490	481
LaSalle Hotel Properties	65,757	1,652
Lexington Realty Trust	99,550	1,357
Liberty Property Trust	149,325	4,950
LTC Properties, Inc.	33,837	865
Macerich (The) Co.	122,142	7,589
Mack-Cali Realty Corp.	107,170	3,662
Maguire Properties, Inc.	68,980	839
Medical Properties Trust, Inc.	99,515	1,007
Mid-America Apartment Communities, Inc.	42,164	2,152
National Healthcare Corp.	14,590	669
National Retail Properties, Inc.	116,264	2,430
Nationwide Health Properties, Inc.	154,116	4,853
Omega Healthcare Investors, Inc.	115,468	1,923
Parkway Properties, Inc./Md	22,005	742
Pennsylvania Real Estate Investment Trust	65,864	1,524
Post Properties, Inc.	70,519	2,098
Prologis	425,180	23,109
PS Business Parks, Inc.	23,847	1,231
Public Storage, Inc.	207,300	16,748
Ramco-Gershenson Properties	25,520	524
Realty Income Corp.	164,940	3,754
Regency Centers Corp.	111,340	6,582
Saul Centers, Inc.	19,071	896
Senior Housing Properties Trust	183,257	3,579
Simon Property Group, Inc.	361,888	32,530
SL Green Realty Corp.	95,976	7,939
Sovran Self Storage, Inc.	33,191	1,379
Strategic Hotels & Resorts, Inc.	119,930	1,124
Sun Communities, Inc.	23,949	437
Sunstone Hotel Investors, Inc.	99,260	1,648
Tanger Factory Outlet Centers	52,770	1,896
Taubman Centers, Inc.	64,452	3,136
TravelCenters of America LLC - Fractional Shares *(1)	50,000	—
U-Store-It Trust	84,940	1,015
UDR, Inc.	208,806	4,673
Universal Health Realty Income Trust	16,084	483
Urstadt Biddle Properties, Inc.	24,239	355
Ventas, Inc.	224,285	9,548
Vornado Realty Trust	249,163	21,926
Washington Real Estate Investment Trust	77,309	2,323
Weingarten Realty Investors	136,977	4,153
Winthrop Realty Trust	72,987	263

		418,557

Total Common Stocks

(Cost $1,393,487)(2)		1,088,898
RIGHTS - 0.0%
Norwegian Property ASA	114,058	2

Total Rights

(Cost $-)(2)		2
INVESTMENT COMPANIES - 0.4%
F&C Commercial Property Trust Ltd.	480,572	759
ING UK Real Estate Income Trust Ltd.	542,546	513
Invesco UK Property Income Trust Ltd.	202,873	90
ISIS Property Ltd.	80,825	143
ISIS Property Trust 2 Ltd.	123,676	185
ProLogis European Properties	91,061	1,297
Standard Life Investment Property Income Trust PLC	153,127	204
Teesland Advantage Property Income Trust Ltd.	199,413	171
UK Commercial Property Trust Ltd.	410,898	548

Total Investment Companies

(Cost $6,503)(2)		3,910

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.3%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$3,655	$3,655

Total Short-Term Investment

(Cost $3,655)		3,655

Total Investments - 99.7%

(Cost $1,403,645)		1,096,465
Other Assets less Liabilities - 0.3%		3,760

NET ASSETS - 100.0%		$1,100,225

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the industry sectors (unaudited) for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Capital Markets	0.1%
Commercial Service & Supply	0.5
Healthcare Providers & Services	0.1
Hotels Restaurants & Leisure	0.3
Industrial Conglomerates	0.1
Insurance	0.1
Real Estate Investment Trusts	68.9
Real Estate Management/Development	29.9

Total	100.0%

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,403,645

Gross tax appreciation of investments	$1,740
Gross tax depreciation of investments	(308,920)

Net tax depreciation of investments	$(307,180)

At June 30, 2008, the Global Real Estate Index Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	39.8%
Japanese Yen	12.7
Hong Kong Dollar	11.5
Australian Dollar	10.6
Euro	9.7
British Pound	7.0
All other currencies less than 5%	8.7

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$461,735	$—
Level 2	634,730	—
Level 3	—	—

Total	$1,096,465	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 3.7%
AGL Energy Ltd.	799	$11
Alumina Ltd.	2,042	9
Amcor Ltd.	1,547	7
Asciano Group	1,175	4
Australia & New Zealand Banking Group Ltd.	4,198	75
Babcock & Brown Infrastructure Group	3,825	3
Billabong International Ltd.	363	4
BlueScope Steel Ltd.	1,643	18
Brambles Ltd.	3,031	25
Cochlear Ltd.	100	4
Commonwealth Bank of Australia	2,915	112
Computershare Ltd.	789	7
CSR Ltd.	1,765	4
David Jones Ltd.	1,030	3
Fairfax Media Ltd.	2,368	7
Fortescue Metals Group Ltd. *	3,903	44
Goodman Group	3,795	11
Leighton Holdings Ltd.	235	11
Macquarie Airports	2,569	5
Macquarie Infrastructure Group	5,467	12
National Australia Bank Ltd.	3,612	91
Newcrest Mining Ltd.	952	27
Orica Ltd.	688	19
Origin Energy Ltd.	1,853	29
Pacific Brands Ltd.	1,164	2
Qantas Airways Ltd.	1,670	5
QBE Insurance Group Ltd.	1,928	41
Santos Ltd.	1,277	26
Spark Infrastructure Group	1,893	3
St. George Bank Ltd.	1,261	33
Stockland	3,261	17
Toll Holdings Ltd.	1,159	7
Transurban Group	2,514	10
United Group Ltd.	316	4
Wesfarmers Ltd.	1,383	49
West Australian Newspapers Holdings Ltd.	371	3
Westpac Banking Corp.	4,161	80
Woodside Petroleum Ltd.	1,024	66
Woolworths Ltd.	2,687	63

		951

Austria - 0.2%
OMV A.G.	330	26
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	140	13
Voestalpine A.G.	250	20

		59

Belgium - 0.7%
Bekaert N.V.	25	4
Dexia	1,753	28
Fortis	4,877	77
KBC Groep N.V.	492	54
Solvay S.A., Class A	130	17
Umicore	232	12

		192

Canada - 7.4%
Aeroplan Income Fund *	200	3
Agnico-Eagle Mines Ltd.	300	22
Agrium, Inc.	400	43
Astral Media, Inc.	100	3
Atco Ltd.	100	5
Bank of Montreal	1,100	46
Bank of Nova Scotia	2,200	101
BCE, Inc.	600	21
Biovail Corp.	300	3
Bombardier, Inc., Class B *	3,100	23
Brookfield Asset Management, Inc., Class A	1,100	36
Canadian Imperial Bank of Commerce	900	50
Canadian National Railway Co.	1,100	53
Canadian Oil Sands Trust	500	27
Canadian Pacific Railway Ltd.	400	27
Canadian Tire Corp. Ltd.	200	10
Canadian Utilities Ltd.	100	4
Corus Entertainment, Inc.	200	4
Domtar Corp. *	820	4
Emera, Inc.	200	4
Enbridge, Inc.	800	35
EnCana Corp.	1,700	156
Finning International, Inc.	300	7
FNX Mining Co., Inc. *	200	5
George Weston Ltd.	100	5
Gildan Activewear, Inc. *	200	5
Goldcorp, Inc.	1,600	74
Harry Winston Diamond Corp.	100	3
HudBay Minerals, Inc. *	200	3
Husky Energy, Inc.	600	29
IAMGOLD Corp.	600	4
Inmet Mining Corp.	100	7

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Canada - 7.4% continued
Kincross Gold Corp.	1,300	$31
Loblaw Cos Ltd.	200	6
Lundin Mining Corp. *	700	4
Manulife Financial Corp.	3,400	119
MDS, Inc. *	200	3
Methanex Corp.	200	6
Metro, Inc.	200	5
Nexen, Inc.	1,200	48
Nortel Networks Corp. *	800	6
Nova Chemicals Corp.	200	5
Petro-Canada	1,100	62
Ritchie Bros Auctioneers, Inc.	300	8
Rogers Communications, Inc., Class B	1,200	47
RONA, Inc. *	300	4
Royal Bank of Canada	3,000	135
Saputo, Inc.	300	9
Shaw Communications, Inc.	800	16
Shoppers Drug Mart Corp.	500	27
SNC-Lavalin Group, Inc.	300	16
Sun Life Financial, Inc.	1,300	54
Suncor Energy, Inc.	2,100	122
Talisman Energy, Inc.	2,200	49
Teck Cominco Ltd., Class B	1,000	48
TELUS Corp.	400	16
Toronto-Dominion Bank	1,800	114
TransAlta Corp.	500	18
TransCanada Corp.	1,310	51
Viterra, Inc. *	400	5
Yamana Gold, Inc.	1,500	25
Yellow Pages Income Fund	500	4

		1,885

Denmark - 0.6%
Coloplast A/S, Class B	48	4
Danisco A/S	89	6
Novo-Nordisk A/S, Class B	1,068	70
Novozymes A/S, Class B	86	8
Vestas Wind Systems A/S *	450	59

		147

Finland - 1.1%
Kesko OYJ, Class B	120	4
Metso OYJ	279	13
Neste Oil OYJ	234	7
Nokia OYJ	8,826	216
Outokumpu OYJ	200	7
Rautaruukki OYJ	146	7
Stora Enso OYJ (Registered)	1,326	12
UPM-Kymmene OYJ	1,117	18
YIT OYJ	221	5

		289

France - 2.5%
Accor S.A.	467	31
Air Liquide	574	76
Carrefour S.A.	1,358	77
Dassault Systemes S.A.	103	6
Groupe Danone	1,135	80
L’Oreal S.A.	524	57
Lafarge S.A.	382	58
Michelin Compagnie Generale des Establissements, Class B	304	22
Peugeot S.A.	348	19
PPR	167	18
Renault S.A.	441	36
Schneider Electric S.A.	542	58
Veolia Environment	747	42
Vinci S.A.	1,100	67

		647

Germany - 3.0%
Allianz S.E. (Registered)	1,021	180
BASF A.G.	2,226	153
Bayerische Motoren Werke A.G.	710	34
Continental A.G.	352	36
Deutsche Lufthansa A.G. (Registered)	415	9
Deutsche Post A.G. (Registered)	1,901	50
Deutsche Telekom A.G. (Registered)	6,594	108
Hochtief A.G.	92	9
Metro A.G.	227	14
Muenchener Rueckversicherungs A.G. (Registered)	456	80
Solarworld A.G.	149	7
Volkswagen A.G.	315	91

		771

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.	370	10
Public Power Corp. S.A.	250	9
Titan Cement Co. S.A.	110	4

		23

Hong Kong - 0.9%
CLP Holdings Ltd.	4,000	34
Dairy Farm International Holdings Ltd.	900	5

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Hong Kong - 0.9% continued
Hang Lung Properties Ltd.	4,000	$13
Hengan International Group Ltd.	2,000	6
Hong Kong & China Gas Co. Ltd.	9,700	23
Hong Kong Electric Holdings Ltd.	3,000	18
Hong Kong Exchanges and Clearing Ltd.	2,500	37
Hopewell Holdings Ltd.	2,000	7
Hutchison Telecommunications International Ltd. *	3,000	4
Kerry Properties Ltd.	1,000	5
Li & Fung Ltd.	6,000	18
MTR Corp.	2,528	8
Noble Group Ltd.	3,600	6
Pacific Basin Ship	3,000	4
PCCW Ltd.	7,000	4
Sino Land Co.	4,022	8
Swire Pacific Ltd., Class A	2,000	21

		221

Ireland - 0.2%
CRH PLC	1,245	36
Experian Group Ltd.	1,947	15

		51

Italy - 2.4%
Atlantia S.p.A.	621	19
Autogrill S.p.A. *	237	3
Enel S.p.A.	9,284	88
ENI S.p.A.	5,647	210
Italcementi S.p.A.- RNC	229	3
Pirelli & C. S.p.A.	4,749	3
Snam Rete Gas S.p.A.	1,502	10
STMicroelectronics N.V.	1,166	12
Telecom Italia S.p.A.	22,335	45
Telecom Italia S.p.A. (RNC)	13,080	21
Terna S.p.A.	2,313	10
UniCredito Italiano S.p.A. (Milan Exchange)	30,261	184

		608

Japan - 10.6%
Advantest Corp.	400	8
Aeon Co. Ltd.	1,600	20
Aisin Seiki Co Ltd.	400	13
Amada Co. Ltd.	1,000	8
Asahi Glass Co. Ltd.	2,000	24
Asahi Kasei Corp.	3,000	16
Astellas Pharma, Inc.	1,000	43
Benesse Corp.	200	8
Canon, Inc.	2,700	139
Casio Computer Co. Ltd.	500	6
Chugai Pharmaceutical Co. Ltd.	210	3
Cosmo Oil Co. Ltd.	1,000	4
Dai Nippon Printing Co. Ltd.	1,000	15
Daiichi Sankyo Co Ltd.	1,400	39
Daikin Industries Ltd.	600	30
Daito Trust Construction Co. Ltd.	200	10
Daiwa House Industry Co. Ltd.	1,000	9
Daiwa Securities Group, Inc.	3,000	28
Denki Kagaku Kogyo KK	1,000	4
Denso Corp.	1,000	34
Dowa Mining Co. Ltd.	2,000	15
Eisai Co. Ltd.	600	21
FamilyMart Co. Ltd.	100	4
Fanuc Ltd.	400	39
Fast Retailing Co. Ltd.	100	10
FUJIFILM Holdings Corp.	1,100	38
Hankyu Hanshin Holdings, Inc.	3,000	13
Hitachi Construction Machinery Co. Ltd.	200	6
Hokuhoku Financial Group, Inc.	3,000	9
Honda Motor Co. Ltd.	3,500	119
Ibiden Co. Ltd.	300	11
J Front Retailing Co. Ltd.	1,000	5
JGC Corp.	1,000	20
Joyo Bank (The) Ltd.	2,000	10
JS Group Corp.	500	8
JSR Corp.	400	8
JTEKT Corp.	300	5
Kao Corp.	1,000	26
Kawasaki Kisen Kaisha Ltd.	1,000	9
KDDI Corp.	7	43
Kintetsu Corp.	3,000	9
Konica Minolta Holdings, Inc.	1,000	17
Kubota Corp.	2,000	14
Kuraray Co. Ltd.	1,000	12
Kurita Water Industries Ltd.	200	7
Kyocera Corp.	400	38
Lawson, Inc.	200	10
Makita Corp.	300	12
Matsushita Electric Industrial Co. Ltd.	5,000	107
Matsushita Electric Works Ltd.	1,000	10
Mazda Motor Corp.	2,000	10
Meiji Dairies Corp.	1,000	5
Meiji Seika Kaisha Ltd.	1,000	4

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Japan - 10.6% continued
Millea Holdings, Inc.	1,800	$70
Mitsubishi Chemical Holdings Corp.	2,000	12
Mitsubishi Estate Co. Ltd.	3,000	69
Mitsubishi Gas Chemical Co., Inc.	1,000	7
Mitsubishi Rayon Co. Ltd.	1,000	3
Mitsui Chemicals, Inc.	2,000	10
Mitsui Fudosan Co. Ltd.	2,000	43
Mizuho Financial Group, Inc.	24	111
Murata Manufacturing Co. Ltd.	500	24
NEC Corp.	4,000	21
NGK Insulators Ltd.	1,000	19
Nidec Corp.	200	13
Nikon Corp.	1,000	29
Nippon Express Co. Ltd.	2,000	10
Nippon Mining Holdings, Inc.	2,000	13
Nippon Paper Group, Inc.	2	5
Nippon Sheet Glass Co. Ltd.	1,000	5
Nippon Steel Corp.	13,000	70
Nippon Yusen Kabushiki Kaisha	3,000	29
Nissan Motor Co. Ltd.	4,600	38
Nisshin Seifun Group, Inc.	500	6
Nisshin Steel Co. Ltd.	2,000	7
Nissin Food Products Co. Ltd.	200	7
Nitto Denko Corp.	400	15
Nomura Holdings, Inc.	4,500	67
NSK Ltd.	1,000	9
NTN Corp.	1,000	7
NTT DoCoMo, Inc.	34	50
Obayashi Corp.	2,000	9
Odakyu Electric Railway Co. Ltd.	1,000	7
OJI Paper Co. Ltd.	2,000	9
Olympus Corp.	1,000	34
Omron Corp.	400	9
Osaka Gas Co. Ltd.	5,000	18
Resona Holdings, Inc.	12	18
Ricoh Co. Ltd.	2,000	36
Rohm Co. Ltd.	200	12
Sanyo Electric Co. Ltd. *	3,000	7
Secom Co. Ltd.	500	24
Sekisui Chemical Co. Ltd.	1,000	7
Sekisui House Ltd.	1,000	9
Sharp Corp.	2,000	33
Shimizu Corp.	1,000	5
Shin-Etsu Chemical Co. Ltd.	800	49
Shinsei Bank Ltd.	3,000	10
Shiseido Co. Ltd.	1,000	23
Shizuoka Bank (The) Ltd.	1,000	10
SMC Corp. of Japan	100	11
Sojitz Corp.	2,000	7
Sony Corp.	2,300	99
Stanley Electric Co. Ltd.	300	7
Sumitomo Chemical Co. Ltd.	3,000	19
Sumitomo Heavy Industries Ltd.	1,000	7
Sumitomo Metal Mining Co. Ltd.	1,000	15
Sumitomo Trust & Banking (The) Co. Ltd.	4,000	28
T&D Holdings, Inc.	500	31
Taiheiyo Cement Corp.	3,000	6
Takashimaya Co. Ltd.	1,000	9
TDK Corp.	300	18
Teijin Ltd.	2,000	7
Terumo Corp.	400	20
Tobu Railway Co. Ltd.	2,000	10
Tohoku Electric Power Co., Inc.	1,000	22
Tokuyama Corp.	2,000	15
Tokyo Electron Ltd.	400	23
Tokyo Gas Co. Ltd.	5,000	20
Tokyu Corp.	2,000	10
Toppan Printing Co. Ltd.	1,000	11
Toray Industries, Inc.	3,000	16
Tosoh Corp.	1,000	4
Toyo Seikan Kaisha Ltd.	300	5
Toyota Industries Corp.	400	13
Toyota Tsusho Corp.	400	9
Ube Industries Ltd. of Japan	2,000	7
Uni-Charm Corp.	100	7
Yakult Honsha Co. Ltd.	200	6
Yamaha Corp.	300	6
Yamaha Motor Co. Ltd.	400	7
Yamato Holdings Co. Ltd.	1,000	14

		2,722

Netherlands - 2.9%
Akzo Nobel N.V.	622	43
Arcelormittal	1,460	144
ASML Holding N.V. (New)	907	22
Boskalis Westminster	106	6
Corporate Express	353	5
Heineken N.V.	504	26
ING Groep N.V. - CVA	5,090	161

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Netherlands - 2.9% continued
Koninklijke Ahold N.V.	2,642	$35
Koninklijke BAM Groep N.V.	234	4
Koninklijke DSM N.V.	393	23
Koninklijke Philips Electronics N.V.	2,398	81
Randstad Holdings N.V.	264	9
Reed Elsevier N.V.	1,391	23
TNT N.V.	801	27
Unilever N.V. (CVA)	3,792	108
Wolters Kluwer N.V.	689	16

		733

New Zealand - 0.1%
Auckland International Airport Ltd.	2,098	3
Contact Energy Ltd.	557	3
Fisher & Paykel Appliances Holdings Ltd.	648	1
Fletcher Building Ltd.	914	4
Mainfreight Ltd.	156	1
Telecom Corp. of New Zealand Ltd.	1,674	5

		17

Norway - 0.9%
DnB NOR ASA	1,400	18
Norsk Hydro ASA	1,500	22
Norske Skogindustrier ASA *	450	2
Orkla ASA	1,800	23
ProSafe SE *	300	3
Renewable Energy Corp. A/S *	250	6
StatoilHydro ASA	2,800	105
Storebrand ASA	550	4
Yara International ASA	450	40

		223

Portugal - 0.3%
Banco Comercial Portugues S.A. (Registered)	10,032	22
Banco Espirito Santo S.A. (Registered)	546	8
Brisa-Auto Estradas de Portugal S.A.	652	7
Cimpor Cimentos de Portugal S.A.	558	4
Jeronimo Martins SGPS S.A.	469	3
Portugal Telecom, SGPS, S.A. (Registered)	2,089	24

		68

Singapore - 0.2%
City Developments Ltd.	2,000	16
ComfortDelgro Corp. Ltd.	3,000	3
Cosco Corp. Singapore Ltd.	2,000	5
Olam International Ltd.	2,000	4
SembCorp Industries Ltd.	2,000	6
SembCorp Marine Ltd.	2,000	6
Singapore Airlines Ltd.	1,000	11

		51

Spain - 2.0%
Abertis Infraestructuras S.A.	756	18
ACS Actividades Cons y Serv	476	24
Banco Bilbao Vizcaya Argentaria S.A.	8,499	162
Cintra Concesiones de Infraestructuras de Transporte S.A.	372	4
Ebro Puleva S.A.	202	4
Fomento de Construcciones y Contratas S.A.	77	4
Gamesa Corp. Tecnologica S.A.	298	15
Gas Natural SDG S.A.	702	41
Iberdrola SA	11,317	151
Inditex S.A.	447	20
Repsol YPF S.A.	1,997	79

		522

Sweden - 1.3%
Alfa Laval AB	800	12
Assa Abloy AB, Class B	600	9
Autoliv, Inc.	180	8
Electrolux AB, Class B	600	8
Elekta AB, Class B	200	4
Hennes & Mauritz AB, Class B	1,150	62
Sandvik AB	2,200	30
Scania AB, Class B	800	11
Skandinaviska Enskilda Banken AB, Class A	1,106	20
Skanska AB, Class B	700	10
SKF AB, B Shares	900	14
Svenska Cellulosa AB, Class B	1,300	18
Svenska Handelsbanken AB, Class A	997	23
Telefonaktiebolaget LM Ericsson, Class B	6,560	68
Volvo AB, Class A	1,000	12
Volvo AB, Class B	2,600	32

		341

Switzerland - 3.4%
Adecco S.A. (Registered)	295	15
Credit Suisse Group (Registered)	2,205	100
Geberit A.G. (Registered)	92	13
Holcim Ltd. (Registered)	455	37
Lonza Group A.G. (Registered)	111	15
Novartis A.G. (Registered)	6,189	340
Roche Holding A.G. (Genusschein)	1,593	286
Swiss Reinsurance (Registered)	838	56

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Switzerland - 3.4% continued
Swisscom A.G. (Registered)	57	$19

		881

United Kingdom - 11.5%
Acergy S.A.	450	10
Amec PLC	667	12
AstraZeneca PLC	3,311	141
Aviva PLC	5,830	58
Balfour Beatty PLC	789	7
Barratt Developments PLC	596	1
British Airways PLC	990	4
BT Group PLC	17,284	69
Bunzl PLC	578	7
Burberry Group PLC	787	7
Cadbury PLC	2,966	37
Capita Group PLC	1,437	20
Centrica PLC	7,932	49
Compass Group PLC	4,044	30
DSG International PLC	3,037	3
FirstGroup PLC	823	8
G4S PLC	1,965	8
Hays PLC	2,438	4
HBOS PLC	8,418	46
Home Retail Group	1,552	7
HSBC Holdings PLC	27,519	425
Inchcape PLC	804	5
International Power PLC	3,278	28
Invensys PLC *	1,398	7
ITV PLC	5,639	5
Kingfisher PLC	4,414	10
Legal & General Group PLC	12,833	25
Lloyds TSB Group PLC	12,938	79
National Express Group PLC	485	9
National Grid PLC	5,556	73
Next PLC	372	7
Pearson PLC	1,720	21
Persimmon PLC	566	3
Prudential PLC	5,440	58
Reckitt Benckiser Group PLC	1,323	67
Reed Elsevier PLC	2,240	26
Rentokil Initial PLC	3,161	6
Royal Bank of Scotland Group PLC	36,480	156
Royal Dutch Shell PLC, Class A (London Exchange)	8,057	331
Royal Dutch Shell PLC, Class B (London Exchange)	6,248	251
Scottish & Southern Energy PLC	1,867	52
Tesco PLC	17,428	128
Thomson Reuters PLC	381	10
Tomkins PLC	1,533	5
Travis Perkins PLC	189	2
TUI Travel PLC	1,920	8
Unilever PLC	2,944	84
United Utilities PLC	1,834	25
Vodafone Group PLC	120,334	355
Whitbread PLC	311	8
Wolseley PLC	1,585	12
WPP Group PLC	2,429	23
Yell Group PLC	1,354	2
Xstrata PLC (London Exchange)	1,418	113

		2,947

United States - 40.8%
3M Co.	1,620	113
Adobe Systems, Inc. *	1,230	48
AES Corp. (The) *	1,470	28
Aflac, Inc.	1,090	68
Agilent Technologies, Inc. *	840	30
Air Products & Chemicals, Inc.	490	48
Alcoa, Inc.	1,880	67
Allergan, Inc.	720	37
Amazon.Com, Inc. *	680	50
American Eagle Outfitters, Inc.	540	7
American Express Co.	2,580	97
Ameriprise Financial, Inc.	510	21
Amgen, Inc. *	2,430	115
Apache Corp.	750	104
Apollo Group, Inc. *	330	15
Applied Materials, Inc.	3,130	60
Autozone, Inc. *	90	11
Bank of New York Mellon Corp. (The)	2,550	96
Baxter International, Inc.	1,460	93
BB&T Corp.	1,130	26
Becton Dickinson & Co.	550	45
Bed Bath & Beyond, Inc. *	620	17
Best Buy Co., Inc.	810	32
Black & Decker Corp.	150	9
BorgWarner, Inc.	290	13
Bristol-Myers Squibb Co.	4,540	93
Burlington Northern Santa Fe Corp.	680	68
Cablevision Systems Corp. *	540	12
Carmax, Inc. *	370	5

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United States - 40.8% continued
CH Robinson Worldwide, Inc.	370	$20
Charles Schwab (The) Corp.	2,180	45
Chicago Mercantile Exchange Holdings, Inc.	120	46
Chubb Corp.	840	41
Cisco Systems, Inc. *	13,560	315
Citizens Communications Co.	510	6
Coach, Inc. *	800	23
Colgate-Palmolive Co.	1,100	76
ConocoPhillips	3,530	333
Consolidated Edison, Inc.	600	23
Cooper Industries Ltd., Class A	370	15
Corning, Inc.	3,530	81
Costco Wholesale Corp.	930	65
Crown Castle International Corp. *	450	17
CSX Corp.	930	58
Cummins, Inc.	440	29
Danaher Corp.	580	45
Darden Restaurants, Inc.	240	8
Deere & Co.	980	71
Dell, Inc. *	4,680	102
Devon Energy Corp.	1,020	123
Discovery Holding Co. *	530	12
Dover Corp.	430	21
Eastman Kodak Co.	580	8
Eaton Corp.	340	29
Ecolab, Inc.	400	17
Edison International	680	35
Eli Lilly & Co.	2,210	102
Emerson Electric Co.	1,760	87
EOG Resources, Inc.	540	71
Equitable Resources, Inc.	270	19
Equity Residential	600	23
Expedia, Inc. *	350	6
Expeditors International Washington, Inc.	490	21
FedEx Corp.	150	12
Fifth Third Bancorp	1,120	11
Fluor Corp.	210	39
Foster Wheeler Ltd. *	310	23
FPL Group, Inc.	870	57
Franklin Resources, Inc.	350	32
Freddie Mac	1,480	24
GameStop Corp. *	300	12
Gap Inc. (The)	830	14
Garmin Ltd.	120	5
Genentech, Inc. *	1,010	77
General Growth Properties, Inc.	520	18
Genuine Parts Co.	380	15
Genworth Financial, Inc.	940	17
Genzyme Corp. *	610	44
Gilead Sciences, Inc. *	2,090	111
Goldman Sachs Group, Inc.	970	170
Harley-Davidson, Inc.	510	19
Harman International Industries, Inc.	100	4
Hartford Financial Services Group, Inc.	680	44
Hewlett-Packard Co.	5,770	255
Host Hotels & Resorts, Inc.	1,250	17
Illinois Tool Works, Inc.	900	43
Ingersoll-Rand Co., Class A	682	25
INTEL Corp. COM US¯	13,170	283
International Business Machines Corp.	3,150	373
International Flavors & Fragrances, Inc.	210	8
International Paper Co.	940	22
JC Penney Co, Inc.	460	17
Johnson & Johnson	6,420	413
Johnson Controls, Inc.	1,350	39
Keycorp	740	8
Kimberly-Clark Corp.	950	57
Kimco Realty Corp.	560	19
Kohl’s Corp. *	670	27
Kraft Foods, Inc.	3,360	96
Liberty Global, Inc. *	350	11
Liberty Global, Inc.	400	13
Lincoln National Corp.	620	28
Ltd. Brands, Inc.	730	12
Lubrizol Corp.	170	8
Macy’s, Inc.	980	19
Marriott International Inc./DE	640	17
Marshall & Ilsley Corp.	630	10
Martin Marietta Materials, Inc.	100	10
Masco Corp.	840	13
Mattel, Inc.	860	15
McDonald’s Corp.	2,630	148
MeadWestvaco Corp.	290	7
Medtronic, Inc.	2,530	131
Merck & Co, Inc.	4,880	184
Microsoft Corp.	18,150	499
Mirant Corp. *	470	18
Mohawk Industries, Inc. *	120	8

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
United States - 40.8% continued
Motorola, Inc.	4,920	$36
National City Corp.	1,060	5
National Oilwell Varco, Inc. *	900	80
Network Appliance, Inc. *	720	16
Newell Rubbermaid, Inc.	650	11
NII Holdings, Inc. *	400	19
Nike, Inc.	930	55
Nordstrom, Inc.	350	11
Norfolk Southern Corp.	840	53
Northern Trust Corp. (1)(2)	315	22
NRG Energy, Inc. *	540	23
Nucor Corp.	640	48
Nymex Holdings, Inc.	200	17
NYSE Euronext	610	31
Office Depot, Inc. *	420	5
Omnicom Group, Inc.	700	31
Owens-Illinois, Inc. *	340	14
PACCAR, Inc.	860	36
Pepsico, Inc.	3,650	232
PetSmart, Inc.	190	4
PG&E Corp.	840	33
Pitney Bowes, Inc.	480	16
PNC Financial Services Group, Inc.	800	46
Polo Ralph Lauren Corp.	150	9
Praxair, Inc.	720	68
Principal Financial Group, Inc.	570	24
Procter & Gamble Co.	7,000	426
Progressive Corp. (The)	1,450	27
Prologis	610	33
Questar Corp.	390	28
Regions Financial Corp.	1,480	16
Rockwell Automation Inc./DE	280	12
Rohm & Haas Co.	240	11
RR Donnelley & Sons Co.	510	15
Seagate Technology	1,180	23
Sealed Air Corp.	410	8
Sempra Energy	590	33
Sigma-Aldrich Corp.	250	13
Stanley Works/The	130	6
Staples, Inc.	1,650	39
Starbucks Corp. *	1,620	26
State Paul Travelers Cos. (The), Inc.	1,430	62
State Street Corp.	840	54
Sun Microsystems, Inc. *	1,780	19
SunTrust Banks, Inc.	770	28
SYSCO Corp.	1,320	36
T Rowe Price Group, Inc.	620	35
Target Corp.	1,830	85
Terex Corp. *	230	12
Texas Instruments, Inc.	2,910	82
Thomson (The) Corp.	400	13
Tiffany & Co.	300	12
Time Warner Cable, Inc., Class A *	230	6
TJX Cos, Inc.	960	30
Transocean, Inc.	710	108
Tyco International Ltd.	1,100	44
Union Pacific Corp.	1,190	90
United Parcel Service, Inc.	600	37
United States Steel Corp.	270	50
US Bancorp	3,960	110
Valero Energy Corp.	1,270	52
Verizon Communications, Inc.	1,660	59
VF Corp.	220	16
Viacom, Inc. *	1,320	40
Vornado Realty Trust	280	25
Vulcan Materials Co.	160	10
Wachovia Corp.	4,440	69
Washington Mutual, Inc.	2,190	11
Weatherford International Ltd. *	1,530	76
WellPoint, Inc. *	1,220	58
Wells Fargo & Co	7,650	182
Weyerhaeuser Co.	450	23
Whirlpool Corp.	130	8
Williams Cos, Inc.	1,360	55
Windstream Corp.	820	10
Xcel Energy, Inc.	920	18
Xerox Corp.	2,160	29
XL Capital Ltd.	290	6
XM Satellite Radio Holdings, Inc. *	800	6
XTO Energy, Inc.	1,140	78
Zimmer Holdings, Inc. *	480	33

		10,460

Total Common Stocks

(Cost $26,064) (3)		24,809

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	396	$16
Volkswagen A.G.	238	34

		50

Total Preferred Stocks

(Cost $52) (3)		50
RIGHTS - 0.0%
HBOS PLC	3,367	1

Total Rights

(Cost $-) (3)		1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 1.1%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$281	281

Total Short-Term Investment

(Cost $281)		281
Total Investments - 98.1%

(Cost $26,397)		25,141
Other Assets less Liabilities - 1.9%		494

NET ASSETS - 100.0%		$25,635

(1)	Investment in affiliate.
(2)	At March 31, 2008, Northern Trust Corp.’s value was approximately $21,000, with no purchases or sales activities during the quarter ended June 30, 2008.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At June 30, 2008, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
DJ Euro Stoxx-50 (Euro)	15	$799	Long	9/08	$(37)

At June 30, 2008, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.2%
Consumer Staples	8.1
Energy	11.3
Financials	22.2
Health Care	10.1
Industrials	10.4
Information Technology	11.9
Materials	8.3
Telecommunication Services	3.9
Utilities	4.6

Total	100.0%

At June 30, 2008, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	42.5%
Euro	16.0
British Pound	11.9
Japanese Yen	10.9
Canadian Dollar	7.3
All other currencies less than 5%	11.4

Total	100.0%

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

EQUITY INDEX FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$12,351	$(37)
Level 2	12,790	—
Level 3	—	—

Total	$25,141	$(37)

*	Other financial instruments include futures and forwards, if applicable.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$26,397

Gross tax appreciation of investments	$833
Gross tax depreciation of investments	(2,089)

Net tax depreciation of investments	$(1,256)

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%
Australia - 6.7%
AGL Energy Ltd.	58,509	$803
Alumina Ltd.	163,984	742
Amcor Ltd.	123,482	597
AMP Ltd.	236,367	1,513
Aristocrat Leisure Ltd.	44,804	275
Asciano Group	64,332	215
ASX Ltd.	23,036	692
Australia & New Zealand Banking Group Ltd.	257,666	4,613
AXA Asia Pacific Holdings Ltd.	97,722	438
Babcock & Brown Ltd.	31,972	229
Bendigo Bank Ltd.	13,206	138
BHP Billiton Ltd.	440,407	18,758
Billabong International Ltd.	11,476	119
BlueScope Steel Ltd.	100,595	1,092
Boart Longyear Group	57,912	124
Boral Ltd.	97,508	527
Brambles Ltd.	191,622	1,609
Caltex Australia Ltd.	15,266	191
CFS Gandel Retail Trust	183,099	324
CFS Retail Property Trust - New	4,655	9
Coca-Cola Amatil Ltd.	72,664	488
Cochlear Ltd.	7,091	297
Commonwealth Bank of Australia	172,762	6,639
Computershare Ltd.	68,630	605
Crown Ltd.	63,562	565
CSL Ltd.	73,552	2,521
CSR Ltd.	163,231	381
Dexus Property Group	396,815	524
Fairfax Media Ltd.	154,919	436
Fortescue Metals Group Ltd. *	177,538	2,013
Foster’s Group Ltd.	262,392	1,274
Goodman Fielder Ltd.	111,815	150
Goodman Group	182,998	543
GPT Group	271,180	579
Harvey Norman Holdings Ltd.	64,926	192
Incitec Pivot Ltd.	8,883	1,565
Insurance Australia Group Ltd.	256,560	847
Leighton Holdings Ltd.	18,858	909
Lend Lease Corp. Ltd.	48,284	442
Lion Nathan Ltd.	39,496	323
Macquarie Airports	36,653	73
Macquarie Group Ltd.	34,177	1,588
Macquarie Infrastructure Group	350,097	777
Macquarie Office Trust	213,534	158
Metcash Ltd.	67,000	237
Mirvac Group	135,463	384
National Australia Bank Ltd.	213,855	5,418
Newcrest Mining Ltd.	60,500	1,707
OneSteel Ltd.	113,360	808
Orica Ltd.	43,309	1,215
Origin Energy Ltd.	123,274	1,899
Oxiana Ltd.	277,504	694
Paladin Resources Ltd. *	28,883	176
Perpetual Ltd.	4,700	191
Qantas Airways Ltd.	130,719	381
QBE Insurance Group Ltd.	119,612	2,540
Rio Tinto Ltd.	37,488	4,887
Santos Ltd.	83,305	1,716
Sims Group Ltd.	9,143	366
Sonic Healthcare Ltd.	48,035	669
State George Bank Ltd.	72,939	1,892
Stockland	188,975	975
Suncorp-Metway Ltd.	130,988	1,634
TABCORP Holdings Ltd.	70,591	663
Tattersall’s Ltd.	141,878	318
Telstra Corp. Ltd.	596,773	2,424
Toll Holdings Ltd.	72,754	421
Transurban Group	145,301	586
Wesfarmers Ltd.	84,681	3,023
Wesfarmers Ltd. - PPS	22,103	796
Westfield Group	231,981	3,614
Westpac Banking Corp.	249,606	4,776
Woodside Petroleum Ltd.	64,438	4,183
Woolworths Ltd.	161,991	3,792
WorleyParsons Ltd.	19,337	701

		109,983

Austria - 0.6%
Andritz A.G.	4,430	279
Erste Bank der Oesterreichischen Sparkassen A.G.	26,180	1,620
Immoeast A.G. *	53,370	471
IMMOFINANZ A.G.	63,534	655
Meinl European Land Ltd. A.G. *	38,088	427
OMV A.G.	21,970	1,715
Raiffeisen International Bank Holding A.G.	6,781	860
Strabag SE	4,270	332
Telekom Austria A.G.	46,090	998

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Austria - 0.6% continued
Verbund - Oesterreichische Elektrizitaetswirtschafts A.G., Class A	11,050	$989
Voestalpine A.G.	15,550	1,276
Wiener Staedtische Versicherung A.G.	3,360	222
Wienerberger A.G.	13,200	553

		10,397

Belgium - 1.0%
Belgacom S.A.	22,409	961
Colruyt S.A.	2,023	532
Delhaize Group	12,820	862
Dexia S.A.	68,929	1,095
Fortis	276,159	4,384
Groupe Bruxelles Lambert S.A.	10,595	1,255
InBev N.V.	24,516	1,695
KBC Ancora	2,522	219
KBC Groep N.V.	21,114	2,329
Mobistar S.A.	4,169	339
Nationale A Portefeuille	5,843	438
Solvay S.A., Class A	8,132	1,058
UCB S.A.	14,267	525
Umicore	15,635	772

		16,464

Denmark - 1.1%
A P Moller - Maersk A/S, Class A	65	793
A.P. Moller - Maersk A/S, Class B	145	1,766
Carlsberg A/S *	4,300	459
Carlsberg A/S, Class B	9,703	936
Coloplast A/S, Class B	2,956	258
Danisco A/S	6,265	402
Danske Bank A/S	60,252	1,729
DSV A/S	25,860	619
FLSmidth & Co. A/S	6,897	756
Jyske Bank (Registered) *	7,650	455
Novo-Nordisk A/S, Class B	61,439	4,049
Novozymes A/S, Class B	5,863	527
Rockwool International A/S	348	45
Sydbank A/S	7,216	275
Topdanmark A/S *	2,126	320
TrygVesta A/S	3,524	248
Vestas Wind Systems A/S *	24,913	3,252
William Demant Holding A/S *	3,076	202

		17,091

Finland - 1.5%
Cargotec Corp., Class B	4,349	150
Elisa OYJ,	19,132	399
Fortum OYJ	59,620	3,020
Kesko OYJ, Class B	8,459	272
Kone OYJ, Class B	19,764	691
Metso OYJ	17,444	789
Neste Oil OYJ	16,411	481
Nokia OYJ	524,574	12,854
Nokian Renkaat OYJ	13,417	640
OKO Bank PLC, Class A	11,177	193
Orion OYJ, Class B	9,541	190
Outokumpu OYJ	17,000	591
Rautaruukki OYJ	10,484	477
Sampo OYJ, Class A	58,453	1,470
Sanoma-WSOY OYJ	8,226	181
Stora Enso OYJ (Registered)	74,388	693
UPM-Kymmene OYJ	66,688	1,085
Wartsila OYJ, Class B	11,073	693
YIT OYJ	16,409	410

		25,279

France - 10.4%
Accor S.A.	25,541	1,697
ADP	4,178	390
Air France-KLM	18,015	429
Air Liquide	33,165	4,374
Alcatel-Lucent *	309,879	1,866
Alstom	14,097	3,233
ArcelorMittal	114,515	11,308
Atos Origin S.A.	8,526	469
AXA S.A.	204,252	6,022
BNP Paribas	107,287	9,615
Bouygues	32,618	2,151
Bureau Veritas	5,213	310
Cap Gemini S.A.	18,400	1,082
Carrefour S.A.	82,592	4,659
Casino Guichard Perrachon S.A.	5,576	630
Christian Dior S.A.	6,656	682
Cie de Saint-Gobain	36,904	2,304
Cie Generale d’Optique Essilor International S.A.	25,910	1,581

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
France - 10.4% continued
CNP Assurances	5,336	$601
Compagnie Generale de Geophysique-Veritas *	16,790	793
Credit Agricole S.A.	87,452	1,773
Dassault Systemes S.A.	8,585	521
Eiffage S.A.	1,280	88
EDF	25,748	2,442
Eramet	619	611
Eurazeo	1,229	131
Eutelsat Communications *	3,727	103
France Telecom S.A.	239,497	7,033
Gaz de France S.A.	26,079	1,671
Gecina S.A.	1,699	205
Groupe Danone	57,316	4,012
Hermes International	9,257	1,451
ICADE	1,778	207
Imerys S.A.	2,766	200
JC Decaux S.A.	9,878	252
Klepierre	10,155	509
L’Oreal S.A.	32,442	3,525
Lafarge S.A.	19,501	2,984
Lagardere S.C.A.	16,635	946
Legrand S.A.	7,748	195
LVMH Moet Hennessy Louis Vuitton S.A.	32,392	3,377
M6-Metropole Television	4,527	98
Michelin Compagnie Generale des Establissements, Class B	18,959	1,353
Natixis	52,396	576
Neopost S.A.	4,355	460
PagesJaunes Groupe S.A.	13,903	204
Pernod-Ricard S.A.	21,931	2,250
Peugeot S.A.	20,010	1,078
PPR	10,514	1,162
Publicis Groupe *	18,709	604
Renault S.A.	24,438	2,000
Safran S.A.	27,311	527
Sanofi-Aventis	134,644	8,960
Schneider Electric S.A.	28,963	3,123
SCOR SE	19,970	455
SES S.A.	41,853	1,055
Societe BIC S.A.	2,621	137
Societe Generale	61,616	5,306
Societe Television Francaise 1	18,220	303
Sodexho Alliance S.A.	13,099	857
Suez S.A.	137,051	9,311
Suez S.A. (Strip VVPR) *	8,460	—
Technip S.A.	13,333	1,226
Thales S.A.	12,636	719
Total S.A.	282,911	24,126
Unibail	10,874	2,511
Valeo S.A.	7,602	242
Vallourec	7,140	2,495
Veolia Environment	50,118	2,793
Vinci S.A.	56,306	3,437
Vivendi	153,867	5,827
Wendel	4,038	408
Zodiac S.A.	5,860	268

		170,303

Germany - 8.6%
Adidas A.G.	26,732	1,684
Allianz S.E. (Registered)	59,216	10,408
Arcandor A.G. *	9,367	109
BASF A.G.	127,704	8,798
Bayer A.G.	100,741	8,464
Bayerische Motoren Werke A.G.	44,261	2,125
Beiersdorf A.G.	10,827	797
Bilfinger & Berger A.G.	4,676	405
Celesio A.G.	11,746	425
Commerzbank A.G.	82,633	2,442
Continental A.G.	20,552	2,106
DaimlerChrysler A.G. (Registered)	120,224	7,424
Deutsche Bank A.G. (Registered)	66,201	5,705
Deutsche Boerse A.G.	26,420	2,965
Deutsche Lufthansa A.G. (Registered)	31,442	676
Deutsche Post A.G. (Registered)	112,240	2,929
Deutsche Postbank A.G.	10,463	916
Deutsche Telekom A.G. (Registered)	371,939	6,083
E.ON A.G.	83,283	16,777
Fraport A.G. Frankfurt Airport Services Worldwide	5,497	373
Fresenius A.G.	2,237	194
Fresenius Medical Care A.G. & Co. KGaA	25,004	1,377
GEA Group A.G.	19,841	699
Hamburger Hafen	1,260	98
Hannover Rueckversicherung A.G.	5,385	266
HeidelbergCement AG	3,555	515
Henkel KGaA	18,109	678
Hochtief A.G.	5,694	576
Hypo Real Estate Holding A.G.	11,127	312

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Germany - 8.6% continued
Hypo Real Estate Holding A.G. - New	22,895	$750
Infineon Technologies A.G. *	103,216	892
IVG Immobilien A.G.	10,889	214
K+S A.G.	4,888	2,805
Linde A.G.	17,770	2,492
MAN A.G.	14,171	1,571
Merck KGaA	8,799	1,250
Metro A.G.	15,488	987
Muenchener Rueckversicherungs A.G. (Registered)	27,388	4,795
Puma A.G. Rudolf Dassler Sport A.G.	777	260
Q-Cells A.G. *	7,788	788
Rheinmetall A.G.	4,535	327
RWE A.G.	58,323	7,360
Salzgitter A.G.	5,621	1,027
SAP A.G.	115,183	6,023
Siemens A.G. (Registered)	114,235	12,654
Solarworld A.G.	10,586	503
ThyssenKrupp A.G.	47,337	2,967
TUI A.G.	28,809	667
United Internet A.G. (Registered)	12,129	239
Volkswagen A.G.	19,263	5,554
Wacker Chemie A.G.	1,147	239

		140,690

Greece - 0.7%
Alpha Bank A.E.	52,412	1,575
Coca Cola Hellenic Bottling Co. S.A.	22,845	620
EFG Eurobank Ergasias S.A.	40,431	954
Hellenic Petroleum S.A.	13,254	182
Hellenic Telecommunications Organization S.A.	36,870	915
Marfin Investment Group S.A. *	77,720	614
National Bank of Greece S.A.	64,927	2,926
OPAP S.A.	28,150	980
Piraeus Bank S.A.	43,887	1,193
Public Power Corp. S.A.	13,160	458
Titan Cement Co. S.A.	7,537	298

		10,715

Hong Kong - 2.1%
ASM Pacific Technology	20,000	151
Bank of East Asia Ltd.	200,000	1,085
BOC Hong Kong Holdings Ltd.	523,000	1,383
C C Land Holdings Ltd.	29,000	18
Cathay Pacific Airways Ltd.	188,000	358
Cheung Kong Holdings Ltd.	188,000	2,528
Cheung Kong Infrastructure Holdings Ltd.	45,000	190
CLP Holdings Ltd.	279,501	2,393
Esprit Holdings Ltd.	146,000	1,520
Foxconn International Holdings Ltd.*	275,000	264
Genting International PLC*	136,984	58
Hang Lung Group Ltd.	133,000	590
Hang Lung Properties Ltd.	284,000	908
Hang Seng Bank Ltd.	105,000	2,213
Henderson Land Development Co. Ltd.	149,000	927
Hong Kong & China Gas Co. Ltd.	527,890	1,266
Hong Kong Electric Holdings Ltd.	191,500	1,145
Hong Kong Exchanges and Clearing Ltd.	138,500	2,012
Hopewell Holdings Ltd.	87,000	309
Hutchison Telecommunications International Ltd. *	183,000	260
Hutchison Whampoa Ltd.	289,000	2,923
Hysan Development Co. Ltd.	73,592	202
Kerry Properties Ltd.	90,199	473
Kingboard Chemicals Holdings Ltd.	77,000	355
Lee & Man Paper Manufacturing Ltd.	75,000	111
Li & Fung Ltd.	314,800	947
Lifestyle International Holdings Ltd.	40,000	56
Link REIT (The)	315,000	717
Mongolia Energy Co. Ltd.*	447,000	863
MTR Corp.	212,578	668
New World Development Ltd.	324,139	658
Noble Group Ltd.	146,400	256
NWS Holdings Ltd.	42,000	109
Pacific Basin Shipping Ltd.	287,000	407
PCCW Ltd.	690,000	417
Shangri-La Asia Ltd.	168,000	392
Sino Land Co.	262,038	520
Sun Hung Kai Properties Ltd.	185,000	2,505
Swire Pacific Ltd., Class A	108,500	1,115
Television Broadcasts Ltd.	32,000	184
Wharf Holdings Ltd.	191,000	798
Wheelock & Co. Ltd.	24,000	64
Wing Hang Bank Ltd.	24,000	318
Woori Credit Suisse Europe Dividend Equity Investment Trust	15,700	78
Yue Yuen Industrial Holdings	90,000	214

		34,928

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Ireland - 0.6%
Allied Irish Banks PLC	117,896	$1,818
Anglo Irish Bank Corp. PLC (Dublin Exchange)	99,830	926
Bank of Ireland	131,166	1,143
CRH PLC	72,207	2,102
Elan Corp. PLC *	61,632	2,181
Experian Group Ltd.	139,466	1,031
Irish Life & Permanent PLC	39,423	408
Kerry Group PLC, Class A	16,995	503
Ryanair Holdings PLC ADR *	5,370	154
Smurfit Kappa Group PLC	9,996	81

		10,347

Italy - 3.7%
A2A S.p.A.	147,050	540
Alleanza Assicurazioni S.p.A.	60,598	657
Assicurazioni Generali S.p.A.	139,756	5,351
Atlantia S.p.A.	35,727	1,079
Autogrill S.p.A.	13,187	158
Banca Monte dei Paschi di Siena S.p.A.	251,892	709
Banca Popolare di Milano Scrl	56,354	526
Banco Popolare Scarl	85,831	1,514
Bulgari S.p.A.	15,522	156
Enel S.p.A.	567,835	5,390
ENI S.p.A.	343,010	12,777
Fiat S.p.A.	93,780	1,532
Finmeccanica S.p.A.	39,429	1,031
Fondiaria-Sai S.p.A.	9,219	304
IFIL - Investments S.p.A.	29,986	194
Intesa Sanpaolo S.p.A.	1,018,337	5,796
Intesa Sanpaolo S.p.A. (RNC)	125,306	645
Italcementi S.p.A.	10,646	176
Italcementi S.p.A. (RNC)	7,579	88
Lottomatica S.p.A.	6,698	200
Luxottica Group S.p.A.	20,292	475
Mediaset S.p.A.	103,905	683
Mediobanca S.p.A.	64,439	1,089
Mediolanum S.p.A.	26,828	111
Parmalat S.p.A.	217,098	566
Pirelli & C. S.p.A.	427,339	293
Prysmian S.p.A.	12,599	318
Saipem S.p.A.	33,457	1,568
Snam Rete Gas S.p.A.	112,942	771
Telecom Italia S.p.A.	1,344,098	2,692
Telecom Italia S.p.A. (RNC)	792,635	1,278
Terna S.p.A.	171,631	726
UniCredito Italiano S.p.A. (Milan Exchange)	1,496,885	9,121
Unione di Banche Italiane SCPA	81,615	1,908

		60,422

Japan - 21.0%
77 Bank (The) Ltd.	22,000	138
Acom Co. Ltd.	9,110	283
Advantest Corp.	20,100	425
Aeon Co. Ltd.	84,900	1,047
Aeon Credit Service Co. Ltd.	9,100	114
Aeon Mall Co. Ltd.	2,200	65
Aiful Corp.	9,950	115
Aioi Insurance Co. Ltd.	25,000	134
Aisin Seiki Co Ltd.	25,900	847
Ajinomoto Co., Inc.	87,000	823
Alfresa Holdings Corp.	3,100	222
All Nippon Airways Co. Ltd.	87,000	326
Alps Electric Co. Ltd.	18,600	193
Amada Co. Ltd.	50,000	394
Asahi Breweries Ltd.	52,600	984
Asahi Glass Co. Ltd.	128,000	1,553
Asahi Kasei Corp.	159,000	836
Asics Corp.	23,000	251
Astellas Pharma, Inc.	65,100	2,769
Bank of Kyoto (The) Ltd.	43,000	449
Bank of Yokohama (The) Ltd.	170,000	1,174
Benesse Corp.	9,000	365
Bridgestone Corp.	80,000	1,219
Brother Industries Ltd.	28,000	386
Canon Marketing Japan, Inc.	9,700	171
Canon, Inc.	140,500	7,212
Casio Computer Co. Ltd.	33,600	383
Central Japan Railway Co.	208	2,294
Chiba Bank (The) Ltd.	100,000	704
Chubu Electric Power Co., Inc.	87,600	2,139
Chugai Pharmaceutical Co. Ltd.	14,755	237
Chugoku Bank (The) Ltd.	24,000	350
Chugoku Electric Power Co. Inc. (The)	38,100	815
Chuo Mitsui Trust Holdings, Inc.	106,000	630
Citizen Holdings Co. Ltd.	42,500	325
Coca-Cola West Holdings Co. Ltd.	6,200	144
Cosmo Oil Co. Ltd.	73,000	264
Credit Saison Co. Ltd.	21,800	458
CSK Holdings Corp.	8,900	175
Dai Nippon Printing Co. Ltd.	79,000	1,166

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Japan - 21.0% continued
Daicel Chemical Industries Ltd.	38,000	$214
Daido Steel Co. Ltd.	47,000	263
Daihatsu Motor Co. Ltd.	19,000	218
Daiichi Sankyo Co Ltd.	92,100	2,536
Daikin Industries Ltd.	34,900	1,760
Dainippon Ink & Chemicals, Inc.	85,000	247
Daito Trust Construction Co. Ltd.	11,200	543
Daiwa House Industry Co. Ltd.	69,000	645
Daiwa Securities Group, Inc.	176,000	1,613
Denki Kagaku Kogyo KK	66,000	246
Denso Corp.	64,400	2,208
Dentsu, Inc.	260	553
Dowa Mining Co. Ltd.	38,000	278
E*Trade Securities Co. Ltd.	166	130
East Japan Railway Co.	450	3,668
Eisai Co. Ltd.	33,700	1,190
Electric Power Development Co.	18,500	687
Elpida Memory, Inc. *	15,300	492
FamilyMart Co. Ltd.	7,400	303
Fanuc Ltd.	25,100	2,449
Fast Retailing Co. Ltd.	6,700	635
Fuji Electric Holdings Co. Ltd.	74,000	261
Fuji Television Network, Inc.	64	97
FUJIFILM Holdings Corp.	64,600	2,215
Fujitsu Ltd.	248,000	1,836
Fukuoka Financial Group, Inc.	109,000	494
Furukawa Electric (The) Co. Ltd.	85,000	369
Gunma Bank (The) Ltd.	58,000	387
Hachijuni Bank (The) Ltd.	56,523	368
Hakuhodo DY Holdings, Inc.	3,410	182
Hankyu Hanshin Holdings, Inc.	163,800	688
Haseko Corp.	152,000	203
Hikari Tsushin, Inc.	2,200	73
Hino Motors Ltd.	25,000	155
Hirose Electric Co. Ltd.	4,500	452
Hiroshima Bank (The) Ltd.	72,000	322
Hisamitsu Pharmaceutical Co., Inc.	6,900	300
Hitachi Chemical Co. Ltd.	13,700	284
Hitachi Construction Machinery Co. Ltd.	14,400	408
Hitachi High-Technologies Corp.	8,000	185
Hitachi Ltd.	447,000	3,220
Hokkaido Electric Power Co., Inc.	25,100	511
Hokuhoku Financial Group, Inc.	163,000	473
Hokuriku Electric Power Co.	21,600	514
Honda Motor Co. Ltd.	217,600	7,414
Hoya Corp.	55,400	1,286
Ibiden Co. Ltd.	16,700	605
Idemitsu Kosan Co. Ltd.	3,000	267
IHI Corp.	183,000	372
Inpex Holdings, Inc.	109	1,383
Isetan Co. Ltd. *	47,800	512
Isuzu Motors Ltd.	174,000	837
Ito En Ltd.	7,600	120
Itochu Corp.	201,000	2,137
Itochu Techno-Science Corp.	3,700	120
Iyo Bank (The) Ltd.	29,000	339
J Front Retailing Co. Ltd.	62,200	328
Jafco Co. Ltd.	3,600	123
Japan Airlines Corp. *	66,000	139
Japan Petroleum Exploration Co.	2,000	143
Japan Prime Realty Investment Corp.	82	242
Japan Real Estate Investment Corp.	58	614
Japan Retail Fund Investment Corp.	49	282
Japan Steel Works Ltd.	48,000	940
Japan Tobacco, Inc.	593	2,527
JFE Holdings, Inc.	68,400	3,443
JGC Corp.	28,000	551
Joyo Bank (The) Ltd.	98,000	478
JS Group Corp.	36,600	584
JSR Corp.	23,800	473
JTEKT Corp.	24,200	383
Jupiter Telecommunications Co. Ltd.	320	248
Kajima Corp.	120,000	419
Kamigumi Co. Ltd.	34,000	257
Kaneka Corp.	41,000	280
Kansai Electric Power Co., Inc.	101,700	2,383
Kansai Paint Co. Ltd.	27,000	187
Kao Corp.	69,000	1,810
Kawasaki Heavy Industries Ltd.	181,000	482
Kawasaki Kisen Kaisha Ltd.	83,000	785
KDDI Corp.	377	2,337
Keihin Electric Express Railway Co. Ltd.	55,000	341
Keio Corp.	80,000	406
Keisei Electric Railway Co. Ltd.	29,000	148
Keyence Corp.	5,100	1,214
Kikkoman Corp.	20,000	245
Kinden Corp.	10,000	101
Kintetsu Corp.	221,000	694

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Japan - 21.0% continued
Kirin Brewery Co. Ltd.	105,000	$1,637
Kobe Steel Ltd.	359,000	1,027
Komatsu Ltd.	118,300	3,294
Konami Corp.	12,500	437
Konica Minolta Holdings, Inc.	64,500	1,093
Kubota Corp.	146,000	1,049
Kuraray Co. Ltd.	49,000	586
Kurita Water Industries Ltd.	14,200	526
Kyocera Corp.	21,700	2,041
Kyowa Hakko Kogyo Co. Ltd.	35,000	359
Kyushu Electric Power Co., Inc.	50,500	1,057
Lawson, Inc.	9,000	439
Leopalace21 Corp.	16,700	238
Mabuchi Motor Co. Ltd.	2,200	120
Makita Corp.	15,100	617
Marubeni Corp.	220,000	1,837
Marui Group Co. Ltd.	37,900	295
Maruichi Steel Tube Ltd.	3,800	119
Matsushita Electric Industrial Co. Ltd.	242,000	5,197
Matsushita Electric Works Ltd.	47,000	479
Mazda Motor Corp.	129,000	673
Mediceo Paltac Holdings Co. Ltd.	18,200	335
Meiji Dairies Corp.	36,000	185
Millea Holdings, Inc.	92,800	3,617
Minebea Co. Ltd.	49,000	282
Mitsubishi Chemical Holdings Corp.	162,500	944
Mitsubishi Corp.	177,600	5,852
Mitsubishi Electric Corp.	256,000	2,773
Mitsubishi Estate Co. Ltd.	154,000	3,521
Mitsubishi Gas Chemical Co., Inc.	53,000	382
Mitsubishi Heavy Industries Ltd.	423,000	2,029
Mitsubishi Logistics Corp.	6,000	66
Mitsubishi Materials Corp.	157,000	671
Mitsubishi Motors Corp. *	493,000	896
Mitsubishi Rayon Co. Ltd.	74,000	233
Mitsubishi Tanabe Pharma Corp.	32,000	419
Mitsubishi UFJ Financial Group, Inc.	1,356,265	11,956
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,460	366
Mitsui & Co. Ltd.	226,000	4,997
Mitsui Chemicals, Inc.	83,000	409
Mitsui Engineering & Shipbuilding Co. Ltd.	101,000	319
Mitsui Fudosan Co. Ltd.	111,000	2,370
Mitsui Mining & Smelting Co. Ltd.	78,000	230
Mitsui O.S.K. Lines Ltd.	153,000	2,201
Mitsui Sumitomo Insurance Co. Ltd. *	48,000	1,654
Mitsumi Electric Co. Ltd.	9,500	211
Mizuho Financial Group, Inc.	1,277	5,922
Murata Manufacturing Co. Ltd.	28,700	1,363
Namco Bandai Holdings, Inc.	27,800	316
NEC Corp.	260,000	1,367
NEC Electronics Corp. *	2,800	70
NGK Insulators Ltd.	35,000	680
NGK Spark Plug Co. Ltd.	24,000	275
NHK Spring Co. Ltd.	17,000	135
Nidec Corp.	14,300	952
Nikon Corp.	43,000	1,252
Nintendo Co. Ltd.	13,000	7,327
Nippon Building Fund, Inc.	70	823
Nippon Electric Glass Co. Ltd.	47,500	825
Nippon Express Co. Ltd.	110,000	527
Nippon Meat Packers, Inc.	25,000	339
Nippon Mining Holdings, Inc.	121,500	764
Nippon Oil Corp.	178,000	1,200
Nippon Paper Group, Inc.	130	356
Nippon Sheet Glass Co. Ltd.	84,000	415
Nippon Steel Corp.	669,000	3,619
Nippon Telegraph & Telephone Corp.	685	3,344
Nippon Yusen Kabushiki Kaisha	147,000	1,413
Nipponkoa Insurance Co. Ltd.	91,000	792
Nishi-Nippon City Bank (The) Ltd.	101,000	300
Nissan Chemical Industries Ltd.	18,000	222
Nissan Motor Co. Ltd.	298,400	2,460
Nisshin Seifun Group, Inc.	25,000	315
Nisshin Steel Co. Ltd.	107,000	364
Nisshinbo Industries, Inc.	17,000	203
Nissin Food Products Co. Ltd.	11,700	392
Nitori Co Ltd.	5,900	303
Nitto Denko Corp.	22,100	848
NOK Corp.	16,800	267
Nomura Holdings, Inc.	234,100	3,463
Nomura Real Estate Holdings, Inc.	7,000	148
Nomura Real Estate Office Fund, Inc.	33	248
Nomura Research Institute Ltd.	15,400	361
NSK Ltd.	55,000	483
NTN Corp.	53,000	354
NTT Data Corp.	166	648
NTT DoCoMo, Inc.	2,126	3,122
NTT Urban Development Corp.	155	203

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Japan - 21.0% continued
Obayashi Corp.	87,000	$394
Obic Co. Ltd.	970	163
Odakyu Electric Railway Co. Ltd.	83,000	540
OJI Paper Co. Ltd.	114,000	537
Okuma Corp.	20,000	199
Olympus Corp.	31,000	1,052
Omron Corp.	28,800	623
Ono Pharmaceutical Co. Ltd.	13,000	718
Onward Holdings Co. Ltd.	16,000	168
Oracle Corp. Japan	5,700	233
Oriental Land Co. Ltd.	6,500	389
ORIX Corp.	12,230	1,770
Osaka Gas Co. Ltd.	267,000	981
OSAKA Titanium Technologies Co.	2,100	110
Otsuka Corp.	2,300	159
Pioneer Corp.	17,400	140
Promise Co. Ltd.	9,100	254
Rakuten, Inc.	923	466
Resona Holdings, Inc.	694	1,064
Ricoh Co. Ltd.	89,000	1,613
Rohm Co. Ltd.	13,500	776
Sankyo Co. Ltd.	7,500	489
Santen Pharmaceutical Co. Ltd.	6,000	151
Sanyo Electric Co. Ltd. *	207,000	483
Sapporo Hokuyo Holdings, Inc.	42	283
Sapporo Holdings Ltd.	33,000	231
SBI Holdings, Inc.	1,594	349
Secom Co. Ltd.	27,200	1,326
Sega Sammy Holdings, Inc.	25,800	226
Seiko Epson Corp.	17,800	489
Sekisui Chemical Co. Ltd.	58,000	396
Sekisui House Ltd.	63,000	588
Seven & I Holdings Co. Ltd.	107,900	3,089
Sharp Corp.	131,000	2,141
Shikoku Electric Power Co., Inc.	25,700	707
Shimadzu Corp.	23,000	229
Shimamura Co. Ltd.	2,800	172
Shimano, Inc.	8,700	437
Shimizu Corp.	77,000	365
Shin-Etsu Chemical Co. Ltd.	54,100	3,343
Shinko Electric Industries	6,900	85
Shinko Securities Co. Ltd.	74,000	217
Shinsei Bank Ltd.	134,000	458
Shionogi & Co. Ltd.	41,000	811
Shiseido Co. Ltd.	44,000	1,010
Shizuoka Bank (The) Ltd.	82,000	840
Showa Denko K.K.	163,000	433
Showa Shell Sekiyu K.K.	22,700	249
SMC Corp. of Japan	7,300	802
Softbank Corp.	100,200	1,689
Sojitz Corp.	152,400	512
Sompo Japan Insurance, Inc.	112,000	1,052
Sony Corp.	131,600	5,662
Sony Financial Holdings, Inc.	121	487
Square Enix Co. Ltd.	3,400	101
Stanley Electric Co. Ltd.	20,800	502
Sumco Corp.	15,800	349
Sumitomo Chemical Co. Ltd.	208,000	1,310
Sumitomo Corp.	145,100	1,905
Sumitomo Electric Industries Ltd.	99,300	1,266
Sumitomo Heavy Industries Ltd.	72,000	487
Sumitomo Metal Industries Ltd.	508,000	2,233
Sumitomo Metal Mining Co. Ltd.	73,000	1,113
Sumitomo Mitsui Financial Group, Inc.	866	6,506
Sumitomo Realty & Development Co. Ltd.	51,000	1,012
Sumitomo Rubber Industries, Inc.	24,700	185
Sumitomo Trust & Banking (The) Co. Ltd.	191,000	1,333
Suruga Bank (The) Ltd.	32,000	418
Suzuken Co. Ltd.	9,400	347
Suzuki Motor Corp.	47,000	1,111
T&D Holdings, Inc.	26,300	1,624
Taiheiyo Cement Corp.	131,000	263
Taisei Corp.	124,000	297
Taisho Pharmaceutical Co. Ltd.	20,000	371
Taiyo Nippon Sanso Corp.	38,000	318
Takashimaya Co. Ltd.	43,000	391
Takeda Pharmaceutical Co. Ltd.	111,400	5,658
Takefuji Corp.	14,570	202
TDK Corp.	16,500	991
Teijin Ltd.	124,000	425
Terumo Corp.	22,200	1,133
THK Co. Ltd.	17,800	345
Tobu Railway Co. Ltd.	110,000	522
Toho Co. Ltd. of Tokyo	14,800	302
Toho Gas Co. Ltd.	41,000	225
Tohoku Electric Power Co., Inc.	56,800	1,238
Tokai Rika Co. Ltd.	3,900	81
Tokuyama Corp.	30,000	223

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Japan - 21.0% continued
Tokyo Broadcasting System, Inc.	2,000	$38
Tokyo Electric Power Co., Inc.	160,900	4,141
Tokyo Electron Ltd.	22,600	1,301
Tokyo Gas Co. Ltd.	299,000	1,205
Tokyo Steel Manufacturing Co. Ltd.	13,700	158
Tokyo Tatemono Co. Ltd.	42,000	271
Tokyu Corp.	146,000	758
Tokyu Land Corp.	56,000	320
TonenGeneral Sekiyu K.K.	41,000	372
Toppan Printing Co. Ltd.	72,000	793
Toray Industries, Inc.	176,000	947
Toshiba Corp.	405,000	2,982
Tosoh Corp.	67,000	275
Toto Ltd.	37,000	261
Toyo Seikan Kaisha Ltd.	22,800	404
Toyo Suisan Kaisha Ltd.	12,000	271
Toyoda Gosei Co. Ltd.	9,100	267
Toyota Boshoku Corp.	9,500	254
Toyota Industries Corp.	24,600	784
Toyota Motor Corp.	355,500	16,746
Toyota Tsusho Corp.	28,800	678
Trend Micro, Inc.	14,000	461
Ube Industries Ltd. of Japan	136,000	481
Uni-Charm Corp.	5,400	384
UNY Co. Ltd.	24,000	236
Ushio, Inc.	14,400	235
USS Co. Ltd.	3,130	207
West Japan Railway Co.	223	1,097
Yahoo! Japan Corp.	2,047	786
Yakult Honsha Co. Ltd.	13,300	375
Yamada Denki Co. Ltd.	11,730	835
Yamaguchi Financial Group, Inc.	25,000	346
Yamaha Corp.	22,500	436
Yamaha Motor Co. Ltd.	28,200	527
Yamato Holdings Co. Ltd.	52,000	729
Yamato Kogyo Co. Ltd.	5,100	243
Yamazaki Baking Co. Ltd.	5,000	55
Yaskawa Electric Corp.	24,000	235
Yasuda Trust & BKG	80,000	138
Yokogawa Electric Corp.	26,800	246

		343,466

Netherlands - 4.7%
Aegon N.V.	185,484	2,451
Akzo Nobel N.V.	36,011	2,466
ASML Holding N.V.	54,893	1,337
Corio N.V.	5,331	414
European Aeronautic Defence & Space Co. N.V.	43,660	820
Fugro N.V. - CVA	7,479	638
Heineken Holding N.V.	13,541	619
Heineken N.V.	32,133	1,634
ING Groep N.V. - CVA	250,059	7,905
James Hardie Industries N.V.	52,064	211
Koninklijke Ahold N.V.	159,388	2,136
Koninklijke DSM N.V.	17,649	1,032
Koninklijke Philips Electronics N.V.	143,540	4,849
Randstad Holdings N.V.	12,682	443
Reed Elsevier N.V.	82,339	1,382
Royal Dutch Shell PLC, Class A (London Exchange)	469,581	19,287
Royal Dutch Shell PLC, Class B (London Exchange)	360,592	14,503
Royal KPN N.V.	240,803	4,118
SBM Offshore N.V.	17,303	638
SNS Reaal	15,057	290
TNT N.V.	50,897	1,729
TomTom N.V. *	7,002	199
Unilever N.V. (CVA)	214,976	6,099
Wolters Kluwer N.V.	39,728	922

		76,122

New Zealand - 0.1%
Auckland International Airport Ltd.	125,106	186
Contact Energy Ltd.	39,375	240
Fletcher Building Ltd.	65,747	318
Sky City Entertainment Group Ltd.	51,077	119
Telecom Corp. of New Zealand Ltd.	243,619	660

		1,523

Norway - 1.1%
Aker Kvaerner ASA	21,150	498
DnB NOR ASA	96,000	1,218
Norsk Hydro ASA	90,550	1,319
Orkla ASA	109,300	1,400
Petroleum Geo-Services ASA *	21,900	535

EQUITY INDEX FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Norway - 1.1% continued
Renewable Energy Corp. A/S *	21,700	$560
SeaDrill Ltd.	37,600	1,150
StatoilHydro ASA	169,002	6,315
Storebrand ASA	52,362	387
Telenor ASA	112,200	2,104
Yara International ASA	24,700	2,180

		17,666

Portugal - 0.3%
Banco BPI S.A. (Registered)	37,176	153
Banco Comercial Portugues S.A. (Registered)	287,249	619
Banco Espirito Santo S.A. (Registered)	28,801	447
Brisa-Auto Estradas de Portugal S.A.	42,404	489
Cimpor Cimentos de Portugal S.A.	28,428	191
Energias de Portugal S.A.	245,532	1,280
Portugal Telecom, SGPS, S.A. (Registered)	91,844	1,036
Sonae SGPS S.A.	112,786	136
Zon Multimedia Servicios de Telecomunicacoes e Multimedia SGPS*	20,986	174

		4,525

Singapore - 1.2%
Ascendas Real Estate Investment Trust	135,200	220
CapitaCommercial Trust	125,000	175
CapitaLand Ltd.	235,000	988
CapitaMall Trust	172,000	379
City Developments Ltd.	68,000	544
ComfortDelgro Corp. Ltd.	251,000	277
Cosco Corp. Singapore Ltd.	121,000	286
DBS Group Holdings Ltd.	150,000	2,085
Fraser and Neave Ltd.	122,563	410
Golden Agri Resources Ltd.	654,000	434
Jardine Cycle & Carriage Ltd.	10,576	132
Keppel Corp. Ltd.	174,000	1,435
Keppel Land Ltd.	52,000	190
Neptune Orient Lines Ltd.	53,000	126
Olam International Ltd.	110,381	198
Oversea-Chinese Banking Corp.	330,400	1,988
Parkway Holdings Ltd.	102,740	174
SembCorp Industries Ltd.	134,600	414
SembCorp Marine Ltd.	113,400	340
Singapore Airlines Ltd.	74,067	802
Singapore Exchange Ltd.	118,000	602
Singapore Press Holdings Ltd.	232,000	722
Singapore Technologies Engineering Ltd.	181,000	363
Singapore Telecommunications Ltd.	1,050,600	2,805
United Overseas Bank Ltd.	162,000	2,225
UOL Group Ltd.	66,700	167
Venture Corp. Ltd.	29,000	210
Wilmar International Ltd.	82,000	306
Yanlord Land Group Ltd.	27,000	37

		19,034

Spain - 4.0%
Abertis Infraestructuras S.A.	37,330	882
Acciona S.A.	3,834	905
Acerinox S.A.	20,688	475
ACS Actividades Cons y Serv	26,646	1,331
Banco Bilbao Vizcaya Argentaria S.A.	469,971	8,955
Banco de Sabadell S.A.	127,768	1,079
Banco Popular Espanol S.A.	108,007	1,493
Banco Santander Central Hispano S.A.	823,205	15,025
Bankinter S.A.	9,476	108
Cintra Concesiones de Infraestructuras de Transporte S.A.	29,366	327
Corp. Mapfre S.A.	75,277	359
Criteria Caixacorp S.A.	99,247	594
Enagas	21,050	595
Fomento de Construcciones y Contratas S.A.	5,026	297
Gamesa Corp. Tecnologica S.A.	22,806	1,120
Gas Natural SDG S.A.	14,832	864
Gestevision Telecinco S.A.	12,913	164
Grifols S.A.	14,259	455
Grupo Ferrovial S.A.	8,594	531
Iberdrola Renovables *	106,667	824
Iberdrola S.A.	463,095	6,192
Iberia (Lineas Aereas de Espana)	39,853	95
Inditex S.A.	29,682	1,365
Indra Sistemas S.A.	15,713	408
Promotora de Informaciones S.A. (Prisa)	6,248	66
Red Electrica de Espana	14,782	961
Repsol YPF S.A.	97,782	3,849
Sacyr Vallehermoso S.A.	11,180	339
Telefonica S.A.	565,500	14,950
Union Fenosa S.A.	15,076	878
Zardoya Otis S.A.	14,703	305

		65,791

Sweden - 2.2%
Alfa Laval AB	48,400	749
Assa Abloy AB, Class B	41,700	603
Atlas Copco AB, Class A	90,100	1,325
Atlas Copco AB, Class B	49,900	663

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
Sweden - 2.2% continued
Boliden AB	37,000	$299
Electrolux AB, Class B	33,300	423
Getinge AB, Class B	22,737	555
Hennes & Mauritz AB, Class B	67,300	3,633
Holmen AB, Class B	5,800	170
Husqvarna AB, Class B	34,900	304
Investor AB	61,414	1,289
Lundin Petroleum AB *	30,200	447
Millicom International Cellular S.A.	8,800	911
Modern Times Group AB, Class B	6,600	387
Nordea Bank AB	274,700	3,761
Sandvik AB	129,727	1,773
Scania AB, Class B	46,100	631
Securitas AB, Class B	40,433	469
Skandinaviska Enskilda Banken AB, Class A	60,973	1,122
Skanska AB, Class B	49,600	708
SKF AB, B Shares	51,200	802
Ssab Svenskt Stal AB, Class A	23,075	741
Ssab Svenskt Stal AB, Class B	10,312	292
Svenska Cellulosa AB, Class B	75,800	1,067
Svenska Handelsbanken AB, Class A	62,100	1,468
Swedbank AB, Class A	45,600	875
Swedish Match AB	33,700	687
Tele2 AB, Class B	39,000	758
Telefonaktiebolaget LM Ericsson, Class B	392,520	4,051
TeliaSonera AB	298,099	2,197
Volvo AB, Class B	144,400	1,762

		34,922

Switzerland - 7.4%
ABB Ltd. (Registered) *	287,664	8,131
Actelion Ltd. (Registered) *	11,719	625
Adecco S.A. (Registered)	16,974	838
Baloise Holding A.G.	7,147	749
Compagnie Financiere Richemont A.G., Class A (Bearer)	69,252	3,830
Credit Suisse Group (Registered)	138,059	6,274
EFG International (Registered)	5,607	153
Geberit A.G. (Registered)	5,462	801
Givaudan S.A. (Registered)	843	752
Holcim Ltd. (Registered)	28,069	2,273
Julius Baer Holding A.G. (Registered)	28,414	1,905
Kuehne & Nagel International A.G. (Registered)	7,232	685
Lindt & Spruengli A.G.	76	209
Logitech International S.A. (Registered) *	21,758	581
Lonza Group A.G. (Registered)	6,326	875
Nestle S.A. (Registered)	516,050	23,298
Nobel Biocare Holding A.G. (Bearer)	15,781	514
Novartis A.G. (Registered)	304,973	16,750
OC Oerlikon Corp. A.G. (Registered) *	790	219
Pargesa Holding S.A. (Bearer)	2,383	265
Roche Holding A.G. (Genusschein)	92,334	16,595
Schindler Holding A.G.	6,050	449
SGS S.A. (Registered)	613	876
Sonova Holdings A.G. (Registered)	6,381	526
STMicroelectronics N.V.	91,149	941
Straumann Holding A.G. (Registered)	697	166
Sulzer A.G. (Registered)	3,800	483
Swatch Group A.G. (Bearer)	4,185	1,039
Swatch Group A.G. (Registered)	4,910	229
Swiss Life Holding (Registered) *	4,420	1,176
Swiss Reinsurance (Registered)	46,133	3,057
Swisscom A.G. (Registered)	3,028	1,008
Syngenta A.G. (Registered)	13,705	4,442
Synthes, Inc.	7,893	1,085
UBS A.G. (Registered) *	387,135	8,016
Xstrata PLC	82,824	6,587
Zurich Financial Services A.G. (Registered)	19,220	4,915

		121,317

United Kingdom - 19.0%
3i Group PLC	51,961	850
Acergy S.A.	26,800	598
Alliance & Leicester PLC	45,043	263
Amec PLC	46,195	818
Anglo American PLC	175,465	12,437
Antofagasta PLC	48,935	637
Associated British Foods PLC	44,434	671
AstraZeneca PLC	192,653	8,199
Aviva PLC	350,672	3,477
BAE Systems PLC	460,664	4,057
Balfour Beatty PLC	57,098	483
Barclays PLC	869,674	5,038
Berkeley Group Holdings PLC *	10,745	145
BG Group PLC	438,263	11,425
BHP Billiton PLC	290,068	11,149
BP PLC	2,474,296	28,725
British Airways PLC	72,631	309
British American Tobacco PLC	198,942	6,865
British Energy Group PLC	132,873	1,880

EQUITY INDEX FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United Kingdom - 19.0% continued
British Land Co. PLC	68,495	$961
British Sky Broadcasting PLC	149,337	1,403
BT Group PLC	1,031,844	4,104
Bunzl PLC	40,578	529
Burberry Group PLC	52,395	471
Cable & Wireless PLC	311,887	935
Cadbury Schweppes PLC	173,704	2,181
Cairn Energy PLC *	16,595	1,066
Capita Group PLC	81,571	1,116
Carnival PLC	21,243	675
Carphone Warehouse Group PLC	49,180	193
Cattles PLC	2,944	8
Centrica PLC	473,288	2,922
Cobham PLC	136,385	537
Compass Group PLC	252,053	1,895
Daily Mail & General Trust, Class A	33,322	207
Diageo PLC	346,718	6,373
Enterprise Inns PLC	65,983	533
Eurasian Natural Resources Corp. *	40,647	1,076
FirstGroup PLC	66,043	683
Friends Provident PLC	287,912	583
G4S PLC	158,118	637
GKN PLC	83,765	372
GlaxoSmithKline PLC	717,075	15,859
Hammerson PLC	37,195	658
Hays PLC	174,773	313
HBOS PLC	485,313	2,658
Home Retail Group	114,781	496
HSBC Holdings PLC	1,564,711	24,143
ICAP PLC	64,475	690
IMI PLC	39,225	339
Imperial Tobacco Group PLC	133,231	4,962
Inchcape PLC	51,794	328
Intercontinental Hotels Group PLC	38,350	512
International Power PLC	213,660	1,829
Invensys PLC *	98,359	510
Investec PLC	47,129	287
ITV PLC	473,487	419
Johnson Matthey PLC	26,794	980
Kazakhmys PLC	25,697	808
Kingfisher PLC	309,856	692
Ladbrokes PLC	74,996	381
Land Securities Group PLC	61,869	1,510
Legal & General Group PLC	816,329	1,621
Liberty International PLC	30,561	521
Lloyds TSB Group PLC	735,821	4,513
LogicaCMG PLC	191,866	412
London Stock Exchange Group PLC	18,571	287
Lonmin PLC	19,902	1,256
Man Group PLC	231,081	2,850
Marks & Spencer Group PLC	219,091	1,432
Meggitt PLC	80,662	341
Michells & Butlers PLC	48,794	198
Mondi PLC	43,030	253
Morrison WM Supermarkets PLC	310,042	1,642
National Express Group PLC	15,984	303
National Grid PLC	333,227	4,370
Next PLC	27,531	531
Old Mutual PLC	661,797	1,213
Pearson PLC	106,539	1,303
Persimmon PLC	39,233	246
Prudential PLC	320,908	3,401
Punch Taverns PLC	34,943	218
Reckitt Benckiser Group PLC	78,607	3,983
Reed Elsevier PLC	141,568	1,620
Rentokil Initial PLC	232,295	459
Rexam PLC	78,881	608
Rio Tinto PLC	132,388	16,243
Rolls-Royce Group PLC *	266,465	1,811
Royal & Sun Alliance Insurance Group PLC	414,825	1,032
Royal Bank of Scotland Group PLC	2,104,347	8,982
SABMiller PLC	116,835	2,677
Sage Group PLC	166,820	691
Sainsbury (J.) PLC	148,100	938
Schroders PLC	14,039	254
Scottish & Southern Energy PLC	112,086	3,130
Segro PLC	52,156	406
Serco Group PLC	57,233	508
Severn Trent PLC	28,775	735
Shire Ltd.	71,089	1,166
Smith & Nephew PLC	118,237	1,300
Smiths Group PLC	48,208	1,042
Stagecoach Group PLC	60,486	337
Standard Chartered PLC	183,697	5,198
Standard Life PLC	276,203	1,145
Tate & Lyle PLC	57,397	454
Taylor Woodrow PLC	141,900	174
Tesco PLC	1,032,230	7,585

NORTHERN FUNDS QUARTERLY REPORT    12    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0% continued
United Kingdom - 19.0% continued
Thomas Cook Group PLC	57,790	$269
Thomson Reuters PLC	26,819	717
Tomkins PLC	100,984	303
TUI Travel PLC	65,490	266
Tullow Oil PLC	94,323	1,797
Unilever PLC	169,083	4,814
United Business Media PLC	30,013	326
United Utilities PLC	116,017	1,584
Vedanta Resources PLC	18,129	791
Vodafone Group PLC	6,986,751	20,601
Whitbread PLC	23,862	582
William Hill PLC	48,223	306
Wolseley PLC	84,635	630
WPP Group PLC	144,729	1,394

		309,629

Total Common Stocks

(Cost $1,441,502)(1)		1,600,614
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayer Motoren Werknon VTG	653	26
Fresenius SE	10,729	926
Henkel KGaA	24,365	968
Porsche A.G.	11,517	1,771
ProSieben SAT.1 Media A.G.	10,433	105
RWE A.G.	4,062	408
Volkswagen A.G.	13,998	2,018

		6,222

Italy - 0.0%
Istituto Finanziario Industriale S.p.A. *	9,345	186
Unipol S.p.A.	140,728	270

		456

Total Preferred Stocks

(Cost $5,151)(1)		6,678
RIGHTS - 0.0%
Barclays PLC	869,674	433
Credit Agricole *	87,452	105
Eurazeo	11	—
HBOS PLC *	194,125	42
Zardoya Otis S.A.	14,703	30

Total Rights

(Cost $-)(1)		610

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Dowa Holding Co. Ltd. Exp. 1/29/10, Strike 1.00 Yen(2)	30,000	$—

Total Warrants

(Cost $-)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 0.3%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$4,160	4,160

Total Short-Term Investment

(Cost $4,160)		4,160

Total Investments - 98.7%

(Cost $1,450,813)		1,612,062
Other Assets less Liabilities - 1.3%		21,344

NET ASSETS - 100.0%		$1,633,406

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of the foreign securities.
(2)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED (LOSS) (000S)
DJ Euro Stoxx 50 (Euro)	214	$11,392	Long	9/08	$(400)
FTSE 100 Index (British Pound)	53	5,967	Long	9/08	(105)
Hang Seng Index (Hong Kong Dollar)	7	993	Long	7/08	(26)
SPI 200 (Australian Dollar)	14	1,742	Long	9/08	(69)

EQUITY INDEX FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED (LOSS) (000S)
TOPIX Index (Japanese Yen)	45	$5,596	Long	9/08	$(283)

Total					$(883)

At June 30, 2008, the International Equity Index Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.0%
British Pound	21.8
Japanese Yen	21.2
Swiss Franc	7.0
Australian Dollar	6.9
All other currencies less than 5%	8.1

Total	100.0%

At June 30, 2008, the industry sectors (unaudited) for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.7%
Consumer Staples	8.1
Energy	9.3
Financials	25.0
Health Care	7.3
Industrials	12.1
Information Technology	5.2
Materials	11.3
Telecommunication Services	5.6
Utilities	6.4

Total	100.0%

At June 30, 2008, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000S)
Australian Dollar	137	U.S. Dollar	130	9/17/08	$1
Australian Dollar	902	U.S. Dollar	850	9/17/08	(6)
British Pound	(116)	U.S. Dollar	230	9/17/08	—
British Pound	(143)	U.S. Dollar	280	9/17/08	$(3)
British Pound	(964)	U.S. Dollar	1,890	9/17/08	(21)
Euro	(617)	U.S. Dollar	970	9/17/08	1
Euro	(4,142)	U.S. Dollar	6,390	9/17/08	(107)
Hong Kong Dollar	(2,027)	U.S. Dollar	260	9/17/08	—
Japanese Yen	(55,007)	U.S. Dollar	520	9/17/08	(1)
Japanese Yen	(232,156)	U.S. Dollar	(2,160)	9/17/08	(39)
U.S. Dollar	(958)	Australian Dollar	1,033	9/17/08	22
U.S. Dollar	(3,250)	British Pound	1,680	9/17/08	78
U.S. Dollar	(7,012)	Euro	4,585	9/17/08	180
U.S. Dollar	(4,230)	Euro	2,721	9/17/08	38
U.S. Dollar	(96)	Hong Kong Dollar	749	9/17/08	—
U.S. Dollar	(3,454)	Japanese Yen	370,774	9/17/08	58

Total					$201

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,450,813

Gross tax appreciation of investments	$289,195
Gross tax depreciation of investments	(127,946)

Net tax appreciation of investments	$161,249

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    14    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$914	$(883)
Level 2	1,610,152	201
Level 3	996	—

Total	$1,612,062	$(682)

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	637	—
Net Purchases (Sales)	359	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$996	$—

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%
Advertising - 0.5%
Getty Images, Inc. *	17,300	$587
Harte-Hanks, Inc.	14,500	166
Lamar Advertising Co., Class A *	28,700	1,034

		1,787

Aerospace/Defense - 0.8%
Alliant Techsystems, Inc. *	11,989	1,219
BE Aerospace, Inc. *	35,200	820
DRS Technologies, Inc.	15,300	1,204

		3,243

Agriculture - 0.1%
Universal Corp. of Virginia	10,000	452

Airlines - 0.1%
Airtran Holdings, Inc. *	49,700	101
Alaska Air Group, Inc. *	14,000	215
JetBlue Airways Corp. *	65,650	245

		561

Apparel - 0.8%
Hanesbrands, Inc. *	34,900	947
Phillips-Van Heusen Corp.	18,800	689
Timberland (The) Co., Class A *	16,600	271
Under Armour, Inc., Class A *	13,800	354
Warnaco Group (The), Inc. *	16,900	745

		3,006

Auto Manufacturers - 0.1%
Oshkosh Truck Corp.	28,000	579

Auto Parts & Equipment - 0.7%
ArvinMeritor, Inc.	27,300	341
BorgWarner, Inc.	43,800	1,944
Lear Corp. *	28,100	398
Modine Manufacturing Co.	9,600	119

		2,802

Banks - 2.3%
Associated Banc-Corp	46,782	902
Bank of Hawaii Corp.	17,100	817
Cathay General Bancorp	20,900	227
City National Corp. of California	14,900	627
Colonial BancGroup (The), Inc.	74,800	331
Commerce Bancshares, Inc. of Missouri	22,800	904
Cullen/Frost Bankers, Inc.	20,700	1,032
FirstMerit Corp.	29,200	476
PacWest Bancorp	10,400	155
SVB Financial Group *	12,900	621
Synovus Financial Corp.	122,300	1,068
TCF Financial Corp.	41,900	504
Webster Financial Corp.	17,272	321
Westamerica Bancorporation	11,200	589
Wilmington Trust Corp.	23,600	624

		9,198

Beverages - 0.3%
Hansen Natural Corp. *	22,600	651
PepsiAmericas, Inc.	20,500	406

		1,057

Biotechnology - 1.4%
Affymetrix, Inc. *	25,700	265
Charles River Laboratories International, Inc. *	25,664	1,640
Invitrogen Corp. *	33,200	1,303
PDL BioPharma, Inc.	46,116	490
Vertex Pharmaceuticals, Inc. *	52,000	1,740

		5,438

Building Materials - 0.4%
Martin Marietta Materials, Inc.	15,286	1,583

Chemicals - 4.1%
Airgas, Inc.	30,700	1,793
Albemarle Corp.	29,600	1,181
Cabot Corp.	23,100	562
CF Industries Holdings, Inc.	18,000	2,750
Chemtura Corp.	88,000	514
Cytec Industries, Inc.	16,100	879
Ferro Corp.	14,700	276
FMC Corp.	28,100	2,176
Lubrizol Corp.	25,200	1,168
Minerals Technologies, Inc.	6,200	394
Olin Corp.	27,700	725
RPM International, Inc.	43,800	902
Sensient Technologies Corp.	16,700	470
Terra Industries, Inc.	33,600	1,658
Valspar Corp.	38,500	728

		16,176

Coal - 1.0%
Arch Coal, Inc.	53,400	4,007

Commercial Services - 5.0%
Alliance Data Systems Corp. *	29,200	1,651
Avis Budget Group, Inc. *	36,920	309
Career Education Corp. *	33,200	485
ChoicePoint, Inc. *	26,100	1,258
Corinthian Colleges, Inc. *	32,600	379

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Commercial Services - 5.0% continued
Corporate Executive Board Co.	14,000	$589
Corrections Corp. of America *	46,100	1,266
Deluxe Corp.	19,000	339
DeVry, Inc.	22,200	1,190
Gartner, Inc. *	22,800	472
ITT Educational Services, Inc. *	10,600	876
Kelly Services, Inc., Class A	6,800	131
Korn/Ferry International *	16,600	261
Manpower, Inc.	29,400	1,712
MPS Group, Inc. *	33,100	352
Navigant Consulting, Inc. *	15,500	303
Pharmaceutical Product Development, Inc.	38,300	1,643
Quanta Services, Inc. *	63,400	2,109
Rent-A-Center, Inc. *	24,700	508
Rollins, Inc.	12,900	191
Service Corp. International	96,500	952
Sotheby’s	24,900	657
Strayer Education, Inc.	5,500	1,150
TravelCenters of America LLC - (Fractional Shares)*(1)	80,000	—
United Rentals, Inc. *	26,200	514
Valassis Communications, Inc. *	19,100	239

		19,536

Computers - 2.6%
Cadence Design Systems, Inc. *	95,600	966
Diebold, Inc.	23,600	840
DST Systems, Inc. *	16,920	931
Henry (Jack) & Associates, Inc.	29,000	628
Imation Corp.	13,400	307
Mentor Graphics Corp. *	34,000	537
NCR Corp. *	62,100	1,565
Palm, Inc.	39,700	214
SRA International, Inc., Class A *	13,800	310
Synopsys, Inc. *	51,800	1,238
Western Digital Corp. *	82,100	2,835

		10,371

Cosmetics/Personal Care - 0.2%
Alberto-Culver Co.	33,800	888

Distribution/Wholesale - 0.9%
Fastenal Co.	46,400	2,003
Ingram Micro, Inc., Class A *	53,800	955
Tech Data Corp. *	19,600	664

		3,622

Diversified Financial Services - 1.6%
Affiliated Managers Group, Inc. *	14,700	1,324
AmeriCredit Corp. *	43,300	373
Eaton Vance Corp.	42,600	1,694
Jefferies Group, Inc.	42,300	711
Raymond James Financial, Inc.	35,000	924
Waddell & Reed Financial, Inc., Class A	31,800	1,113

		6,139

Electric - 5.1%
Alliant Energy Corp.	40,600	1,391
Aquila, Inc. *	127,900	482
Black Hills Corp.	12,800	410
DPL, Inc.	45,800	1,208
Energy East Corp.	58,400	1,444
Great Plains Energy, Inc.	34,400	870
Hawaiian Electric Industries, Inc.	28,500	705
Idacorp, Inc.	17,100	494
MDU Resources Group, Inc.	67,050	2,337
Northeast Utilities	57,600	1,471
NSTAR	37,800	1,278
OGE Energy Corp.	32,100	1,018
PNM Resources, Inc.	31,985	383
Puget Energy, Inc.	45,900	1,101
SCANA Corp.	46,000	1,702
Sierra Pacific Resources	85,900	1,092
Westar Energy, Inc.	42,500	914
Wisconsin Energy Corp.	43,300	1,958

		20,258

Electrical Components & Equipment - 1.1%
Ametek, Inc.	40,950	1,934
Energizer Holdings, Inc. *	21,300	1,557
Hubbell, Inc., Class B	21,100	841

		4,332

Electronics - 3.3%
Amphenol Corp., Class A	65,548	2,942
Arrow Electronics, Inc. *	44,900	1,379
Avnet, Inc. *	55,400	1,511
Flir Systems, Inc. *	49,900	2,025
Gentex Corp.	53,200	768
Kemet Corp. *	29,900	97
National Instruments Corp.	20,100	570
Thomas & Betts Corp. *	18,900	716
Trimble Navigation Ltd. *	43,900	1,567
Varian, Inc. *	12,200	623

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Electronics - 3.3% continued
Vishay Intertechnology, Inc. *	66,200	$587

		12,785

Engineering & Construction - 1.5%
Dycom Industries, Inc. *	13,500	196
Granite Construction, Inc.	12,600	397
KBR, Inc.	63,100	2,203
Shaw Group (The), Inc. *	31,000	1,916
URS Corp. *	31,200	1,309

		6,021

Entertainment - 0.6%
DreamWorks Animation SKG, Inc., Class A *	30,100	897
International Speedway Corp., Class A	10,900	426
Macrovision Solutions Corp. *	30,200	452
Scientific Games Corp., Class A *	25,600	758

		2,533

Environmental Control - 1.0%
Mine Safety Appliances Co.	9,600	384
Republic Services, Inc.	56,750	1,685
Stericycle, Inc. *	32,200	1,665

		3,734

Food - 1.2%
Corn Products International, Inc.	28,800	1,414
Hormel Foods Corp.	28,800	997
JM Smucker (The) Co.	19,700	800
Ruddick Corp.	13,200	453
Smithfield Foods, Inc. *	44,100	877
Tootsie Roll Industries, Inc.	7,707	194

		4,735

Forest Products & Paper - 0.7%
Louisiana-Pacific Corp.	40,000	340
Potlatch Corp.	13,128	592
Rayonier, Inc.	29,750	1,263
Temple-Inland, Inc.	40,900	461

		2,656

Gas - 1.1%
AGL Resources, Inc.	26,500	916
Energen Corp.	26,600	2,076
Vectren Corp.	26,100	814
WGL Holdings, Inc.	18,700	650

		4,456

Hand/Machine Tools - 0.6%
Kennametal, Inc.	27,800	905
Lincoln Electric Holdings, Inc.	15,900	1,251

		2,156

Healthcare - Products - 3.6%
Advanced Medical Optics, Inc. *	20,800	390
Beckman Coulter, Inc.	23,300	1,573
Dentsply International, Inc.	55,200	2,031
Edwards Lifesciences Corp. *	20,400	1,266
Gen-Probe, Inc. *	20,700	983
Henry Schein, Inc. *	33,400	1,722
Hill-Rom Holdings, Inc.	23,600	637
Hologic, Inc. *	94,312	2,056
Kinetic Concepts, Inc. *	20,100	802
Resmed, Inc. *	28,300	1,011
STERIS Corp.	22,100	636
Techne Corp. *	14,000	1,084

		14,191

Healthcare - Services - 2.3%
Apria Healthcare Group, Inc. *	15,600	302
Community Health Systems, Inc. *	35,300	1,164
Covance, Inc. *	23,300	2,004
Health Management Associates, Inc., Class A *	92,000	599
Health Net, Inc. *	39,800	958
Kindred Healthcare, Inc. *	10,200	293
LifePoint Hospitals, Inc. *	20,100	569
Lincare Holdings, Inc. *	27,100	770
Psychiatric Solutions, Inc. *	21,100	798
Universal Health Services, Inc., Class B	18,789	1,188
WellCare Health Plans, Inc. *	15,400	557

		9,202

Home Builders - 0.8%
Hovnanian Enterprises, Inc., Class A *	19,400	106
MDC Holdings, Inc.	13,500	527
NVR, Inc. *	1,925	963
Ryland Group, Inc.	15,700	342
Thor Industries, Inc.	13,700	291
Toll Brothers, Inc. *	48,400	907

		3,136

Home Furnishings - 0.1%
Furniture Brands International, Inc.	18,900	252

Household Products/Wares - 0.7%
American Greetings Corp., Class A	21,000	259
Blyth, Inc.	7,100	86
Church & Dwight, Inc.	24,100	1,358

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Household Products/Wares - 0.7% continued
Scotts Miracle-Gro (The) Co., Class A	16,300	$286
Tupperware Brands Corp.	23,000	787

		2,776

Insurance - 3.4%
American Financial Group, Inc. of Ohio	26,200	701
Brown & Brown, Inc.	40,400	703
Everest Re Group Ltd.	23,400	1,865
Fidelity National Financial, Inc., Class A	79,277	999
First American Corp.	34,321	906
Gallagher (Arthur J.) & Co.	35,700	860
Hanover Insurance Group (The), Inc.	18,328	779
HCC Insurance Holdings, Inc.	43,700	924
Horace Mann Educators Corp.	13,000	182
Mercury General Corp.	11,900	556
Old Republic International Corp.	83,800	992
PMI Group (The), Inc.	31,500	61
Protective Life Corp.	25,900	986
Radian Group, Inc.	28,700	42
StanCorp Financial Group, Inc.	18,941	889
Unitrin, Inc.	18,200	502
W.R. Berkley Corp.	57,575	1,391

		13,338

Internet - 1.2%
Avocent Corp. *	16,600	309
Digital River, Inc. *	14,512	560
F5 Networks, Inc. *	30,300	861
McAfee, Inc. *	59,900	2,038
NetFlix, Inc. *	17,600	459
ValueClick, Inc. *	35,500	538

		4,765

Investment Companies - 0.2%
Apollo Investment Corp.	55,800	800

Iron/Steel - 2.4%
Carpenter Technology Corp.	17,700	773
Cleveland-Cliffs, Inc.	33,500	3,993
Reliance Steel & Aluminum Co.	23,200	1,788
Steel Dynamics, Inc.	70,000	2,735

		9,289

Leisure Time - 0.2%
Callaway Golf Co.	23,700	280
Life Time Fitness, Inc. *	12,300	364

		644

Lodging - 0.1%
Boyd Gaming Corp.	21,400	269

Machinery - Construction & Mining - 0.8%
Joy Global, Inc.	40,150	3,045

Machinery - Diversified - 2.4%
AGCO Corp. *	34,100	1,787
Flowserve Corp.	21,300	2,912
Graco, Inc.	24,400	929
IDEX Corp.	29,300	1,079
Nordson Corp.	12,500	911
Wabtec Corp.	18,600	904
Zebra Technologies Corp., Class A *	23,300	761

		9,283

Media - 0.4%
Belo Corp., Class A	37,300	273
Entercom Communications Corp., Class A	8,700	61
Lee Enterprises, Inc.	13,900	55
Media General, Inc., Class A	8,600	103
Scholastic Corp. *	10,800	310
Wiley (John) & Sons, Inc., Class A	16,000	720

		1,522

Metal Fabrication/Hardware - 0.8%
Commercial Metals Co.	42,300	1,595
Timken (The) Co.	34,700	1,143
Worthington Industries, Inc.	26,100	535

		3,273

Miscellaneous Manufacturing - 3.9%
Aptargroup, Inc.	26,000	1,091
Brink’s (The) Co.	18,100	1,184
Carlisle Cos., Inc.	24,000	696
Crane Co.	18,200	701
Donaldson Co., Inc.	25,500	1,138
Federal Signal Corp.	15,300	184
Harsco Corp.	31,400	1,708
Lancaster Colony Corp.	6,700	203
Matthews International Corp., Class A	10,800	489
Pentair, Inc.	36,700	1,285
Roper Industries, Inc.	32,600	2,148
SPX Corp.	19,800	2,608
Teleflex, Inc.	15,000	834
Trinity Industries, Inc.	29,750	1,032

		15,301

Office Furnishings - 0.2%
Herman Miller, Inc.	20,800	517

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Office Furnishings - 0.2% continued
HNI Corp.	15,500	$274

		791

Oil & Gas - 7.6%
Bill Barrett Corp. *	12,700	755
Cimarex Energy Co.	30,300	2,111
Denbury Resources, Inc. *	91,100	3,325
Encore Acquisition Co. *	19,700	1,481
Forest Oil Corp. *	32,900	2,451
Frontier Oil Corp.	39,200	937
Helmerich & Payne, Inc.	38,300	2,758
Newfield Exploration Co. *	48,800	3,184
Patterson-UTI Energy, Inc.	57,400	2,069
Pioneer Natural Resources Co.	44,300	3,468
Plains Exploration & Production Co. *	39,827	2,906
Pride International, Inc. *	61,700	2,918
Quicksilver Resources, Inc. *	37,800	1,461

		29,824

Oil & Gas Services - 1.8%
Exterran Holdings, Inc. *	25,000	1,787
FMC Technologies, Inc. *	47,500	3,654
Superior Energy Services, Inc. *	29,700	1,638

		7,079

Packaging & Containers - 0.5%
Packaging Corp. of America	33,800	727
Sonoco Products Co.	35,900	1,111

		1,838

Pharmaceuticals - 2.1%
Cephalon, Inc. *	24,700	1,647
Endo Pharmaceuticals Holdings, Inc. *	44,700	1,081
Medicis Pharmaceutical Corp., Class A	21,300	443
NBTY, Inc. *	18,700	600
Omnicare, Inc.	44,600	1,169
Par Pharmaceutical Cos., Inc. *	13,500	219
Perrigo Co.	29,000	921
Sepracor, Inc. *	39,900	795
Valeant Pharmaceuticals International *	31,800	544
VCA Antech, Inc. *	33,100	920

		8,339

Pipelines - 1.8%
Equitable Resources, Inc.	48,100	3,322
National Fuel Gas Co.	31,800	1,892
Oneok, Inc.	40,700	1,987

		7,201

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	11,800	710

Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	11,500	1,119
AMB Property Corp.	35,700	1,799
BRE Properties, Inc., Class A	17,500	757
Camden Property Trust	19,700	872
Cousins Properties, Inc.	12,700	293
Duke Realty Corp.	52,900	1,188
Equity One, Inc.	11,200	230
Federal Realty Investment Trust	22,100	1,525
Health Care REIT, Inc.	32,300	1,437
Highwoods Properties, Inc.	23,200	729
Hospitality Properties Trust	35,538	869
Liberty Property Trust	35,200	1,167
Macerich (The) Co.	26,849	1,668
Mack-Cali Realty Corp.	26,300	899
Nationwide Health Properties, Inc.	37,500	1,181
Realty Income Corp.	38,900	885
Regency Centers Corp.	27,266	1,612
UDR, Inc.	47,500	1,063
Weingarten Realty Investors	28,018	850

		20,143

Retail - 5.5%
99 Cents Only Stores *	18,800	124
Advance Auto Parts, Inc.	34,550	1,342
Aeropostale, Inc. *	25,200	789
American Eagle Outfitters, Inc.	76,300	1,040
AnnTaylor Stores Corp. *	21,900	525
Barnes & Noble, Inc.	17,600	437
BJ’s Wholesale Club, Inc. *	23,500	909
Bob Evans Farms, Inc.	13,000	372
Borders Group, Inc.	22,100	133
Brinker International, Inc.	36,300	686
Carmax, Inc. *	80,500	1,142
CBRL Group, Inc.	8,244	202
Charming Shoppes, Inc. *	47,204	217
Cheesecake Factory (The), Inc. *	26,000	414
Chico’s FAS, Inc. *	63,200	339
Chipotle Mexican Grill, Inc., Class A *	12,100	1,000
Coldwater Creek, Inc. *	20,496	108
Collective Brands, Inc. *	25,300	294
Copart, Inc. *	26,200	1,122
Dick’s Sporting Goods, Inc. *	29,200	518
Dollar Tree, Inc. *	33,300	1,089

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0% continued
Retail - 5.5% continued
Foot Locker, Inc.	55,900	$696
Guess?, Inc.	19,500	730
MSC Industrial Direct Co., Class A	16,700	737
O’Reilly Automotive, Inc. *	43,200	966
Pacific Sunwear of California, Inc. *	26,900	229
PetSmart, Inc.	47,200	942
Regis Corp.	15,300	403
Ross Stores, Inc.	49,200	1,748
Saks, Inc. *	52,400	575
Urban Outfitters, Inc. *	41,500	1,294
Williams-Sonoma, Inc.	31,500	625

		21,747

Savings & Loans - 1.0%
Astoria Financial Corp.	32,500	653
First Niagara Financial Group, Inc.	41,782	537
New York Community Bancorp, Inc.	123,608	2,205
Washington Federal, Inc.	35,500	643

		4,038

Semiconductors - 2.2%
Atmel Corp. *	160,200	558
Cree, Inc. *	32,900	750
Cypress Semiconductor Corp. *	56,500	1,398
Fairchild Semiconductor International, Inc. *	44,500	522
Integrated Device Technology, Inc. *	63,430	631
International Rectifier Corp. *	27,300	524
Intersil Corp., Class A	45,900	1,116
Lam Research Corp. *	46,400	1,677
Semtech Corp. *	25,700	362
Silicon Laboratories, Inc. *	18,000	650
TriQuint Semiconductor, Inc. *	58,600	355

		8,543

Software - 3.6%
ACI Worldwide, Inc. *	13,700	241
Activision, Inc. *	109,944	3,746
Acxiom Corp.	25,975	298
Advent Software, Inc. *	6,700	242
Broadridge Financial Solutions, Inc.	53,000	1,116
Cerner Corp. *	24,800	1,121
Dun & Bradstreet Corp.	20,787	1,822
Fair Isaac Corp.	17,400	361
Global Payments, Inc.	29,000	1,351
Metavante Technologies, Inc. *	32,400	733
Parametric Technology Corp. *	42,700	712
SEI Investments Co.	45,800	1,077
Sybase, Inc. *	30,913	909
Wind River Systems, Inc. *	25,800	281

		14,010

Telecommunications - 2.6%
3Com Corp. *	149,600	317
ADC Telecommunications, Inc. *	43,600	644
Adtran, Inc.	22,400	534
Cincinnati Bell, Inc. *	99,100	394
CommScope, Inc. *	25,287	1,334
Foundry Networks, Inc. *	54,100	640
Harris Corp.	49,900	2,520
NeuStar, Inc., Class A *	29,500	636
Plantronics, Inc.	17,000	380
Polycom, Inc. *	34,700	845
RF Micro Devices, Inc. *	97,500	283
Telephone & Data Systems, Inc.	39,400	1,862

		10,389

Textiles - 0.3%
Mohawk Industries, Inc. *	20,500	1,314

Toys, Games & Hobbies - 0.1%
Marvel Entertainment, Inc. *	17,600	566

Transportation - 1.6%
Alexander & Baldwin, Inc.	16,000	729
Con-way, Inc.	16,091	760
Hunt (J.B.) Transport Services, Inc.	31,700	1,055
Kansas City Southern *	28,600	1,258
Overseas Shipholding Group	9,700	771
Tidewater, Inc.	19,100	1,242
Werner Enterprises, Inc.	16,400	305
YRC Worldwide, Inc. *	21,100	314

		6,434

Trucking & Leasing - 0.2%
GATX Corp.	17,159	761

Water - 0.2%
Aqua America, Inc.	50,866	812

Total Common Stocks

(Cost $387,777)		389,736

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$2,958	$2,958
U.S Treasury Bill,(2) 2.09%, 12/4/08	655	649

Total Short-Term Investments

(Cost $3,607)		3,607
Total Investments - 99.9%

(Cost $391,384)		393,343
Other Assets less Liabilities - 0.1%		409

NET ASSETS - 100.0%		$393,752

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P Midcap 400 E-Mini	47	$3,860	Long	9/08	$(151)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$391,384

Gross tax appreciation of investments	$62,249
Gross tax depreciation of investments	(60,290)

Net tax appreciation of investments	$1,959

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$389,736	$(151)
Level 2	3,607	—
Level 3	—	—

Total	$393,343	$(151)

*	Other financial instruments include futures and forwards, if applicable.

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Advertising - 0.2%
Gaiam, Inc., Class A *	5,800	$78
Greenfield Online, Inc. *	8,200	122
Harte-Hanks, Inc.	8,500	97
inVentiv Health, Inc. *	9,700	270
Marchex, Inc., Class B	7,100	88

		655

Aerospace/Defense - 1.2%
AAR Corp. *	9,400	127
Aerovironment, Inc. *	3,479	95
Argon ST, Inc. *	4,240	105
Curtiss-Wright Corp.	12,800	573
Ducommun, Inc. *	2,800	64
Esterline Technologies Corp. *	7,700	379
GenCorp, Inc. *	14,500	104
Heico Corp.	6,500	211
Herley Industries, Inc. *	2,800	37
Kaman Corp.	7,600	173
LMI Aerospace, Inc. *	1,800	32
Moog, Inc., Class A *	11,162	416
Orbital Sciences Corp. *	15,300	360
Teledyne Technologies, Inc. *	9,400	459
TransDigm Group, Inc. *	9,782	329
Triumph Group, Inc.	4,400	207

		3,671

Agriculture - 0.4%
AgFeed Industries, Inc. *	6,200	93
Alico, Inc.	1,100	38
Alliance One International, Inc. *	28,700	147
Andersons (The), Inc.	4,400	179
Cadiz, Inc. *	2,400	39
Maui Land & Pineapple Co., Inc. *	1,100	32
Tejon Ranch Co. *	2,800	101
Universal Corp. of Virginia	7,100	321
Vector Group Ltd.	9,467	153

		1,103

Airlines - 0.4%
Airtran Holdings, Inc. *	32,400	66
Alaska Air Group, Inc. *	9,700	149
Allegiant Travel Co. *	4,328	80
Hawaiian Holdings, Inc. *	12,300	85
JetBlue Airways Corp. *	45,200	169
Republic Airways Holdings, Inc. *	11,000	95
Skywest, Inc.	15,700	199
UAL Corp.	32,700	171
US Airways Group, Inc. *	21,900	55

		1,069

Apparel - 1.3%
American Apparel, Inc. *	7,800	52
Carter’s, Inc. *	14,800	205
Cherokee, Inc.	2,900	58
CROCS, Inc. *	21,800	175
Deckers Outdoor Corp. *	3,500	487
G-III Apparel Group Ltd. *	4,700	58
Gymboree Corp. *	7,400	296
Iconix Brand Group, Inc. *	16,900	204
K-Swiss, Inc., Class A	8,200	121
Maidenform Brands, Inc. *	5,300	72
Oxford Industries, Inc.	4,600	88
Perry Ellis International, Inc. *	3,500	74
Quiksilver, Inc. *	34,000	334
Skechers U.S.A., Inc., Class A *	8,400	166
Steven Madden Ltd. *	5,500	101
Timberland (The) Co., Class A *	12,200	199
True Religion Apparel, Inc. *	5,100	136
Volcom, Inc. *	5,394	129
Warnaco Group (The), Inc. *	12,100	533
Weyco Group, Inc.	1,900	50
Wolverine World Wide, Inc.	12,700	339

		3,877

Auto Manufacturers - 0.0%
Force Protection, Inc. *	19,200	64
Wabash National Corp.	9,800	74

		138

Auto Parts & Equipment - 0.8%
Accuride Corp. *	7,600	32
American Axle & Manufacturing Holdings, Inc.	12,500	100
Amerigon, Inc. *	7,400	53
ArvinMeritor, Inc.	19,300	241
ATC Technology Corp. *	6,500	151
Commercial Vehicle Group, Inc. *	5,800	54
Cooper Tire & Rubber Co.	15,600	122
Dana Holding Corp. *	25,000	134
Exide Technologies *	21,500	360
Fuel Systems Solutions, Inc. *	3,600	139
Hayes Lemmerz International, Inc. *	22,800	65
Lear Corp. *	17,600	250
Modine Manufacturing Co.	8,400	104

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Auto Parts & Equipment - 0.8% continued
Spartan Motors, Inc.	10,400	$78
Superior Industries International, Inc.	7,300	123
Tenneco, Inc. *	11,700	158
Titan International, Inc.	7,200	256
Visteon Corp. *	39,200	103

		2,523

Banks - 5.0%
1st Source Corp.	3,608	58
Amcore Financial, Inc.	7,656	43
Ameris Bancorp	3,520	31
Ames National Corp.	500	8
Arrow Financial Corp.	1,300	24
Bancfirst Corp.	1,928	83
Banco Latinoamericano de Exportaciones S.A., Class E	6,500	105
BancTrust Financial Group, Inc.	2,500	16
Bank Mutual Corp.	15,306	154
Bank of the Ozarks, Inc.	4,700	70
Banner Corp.	5,600	50
Boston Private Financial Holdings, Inc.	12,600	71
Bryn Mawr Bank Corp.	500	9
Camden National Corp.	1,300	30
Capital City Bank Group, Inc.	3,208	70
Capitol Bancorp Ltd.	3,700	33
Cardinal Financial Corp.	4,200	26
Cascade Bancorp	5,856	45
Cass Information Systems, Inc.	1,815	58
Cathay General Bancorp	15,100	164
Central Pacific Financial Corp.	9,280	99
Chemical Financial Corp.	6,404	131
Citizens & Northern Corp.	700	12
Citizens Republic Bancorp, Inc.	24,723	70
City Bank Lynwood of Washington	3,600	31
City Holding Co.	5,100	208
CoBiz Financial, Inc.	4,050	27
Colonial BancGroup (The), Inc.	52,300	231
Columbia Banking System, Inc.	4,366	84
Community Bank System, Inc.	7,800	161
Community Trust Bancorp, Inc.	3,835	101
Corus Bankshares, Inc.	12,500	52
CVB Financial Corp.	20,354	192
East-West Bancorp, Inc.	19,800	140
Enterprise Financial Services Corp.	2,400	45
Farmers Capital Bank Corp.	800	14
Financial Institutions, Inc.	1,700	27
First Bancorp of North Carolina	3,400	43
First BanCorp of Puerto Rico	22,200	141
First Bancorp, Inc./ME	900	12
First Busey Corp.	7,916	105
First Commonwealth Financial Corp.	22,528	210
First Community Bancshares, Inc. of Virginia	2,559	72
First Financial Bancorp	8,424	78
First Financial Bankshares, Inc.	6,361	291
First Financial Corp. of Indiana	3,306	101
First Merchants Corp.	4,627	84
First Midwest Bancorp, Inc. of Illinois	14,800	276
First South Bancorp, Inc. of North Carolina	2,300	30
FirstMerit Corp.	23,900	390
FNB Corp. of Pennsylvania	21,859	258
Frontier Financial Corp.	15,050	128
Glacier Bancorp, Inc.	16,244	260
Green Bankshares, Inc.	4,600	64
Guaranty Bancorp *	13,000	47
Hancock Holding Co.	7,824	307
Hanmi Financial Corp.	13,400	70
Harleysville National Corp.	7,970	89
Heartland Financial USA, Inc.	3,200	58
Heritage Commerce Corp.	4,700	47
Home Bancshares, Inc.	3,100	70
IBERIABANK Corp.	4,111	183
Independent Bank Corp. of Massachusetts	5,500	131
Integra Bank Corp.	4,743	37
International Bancshares Corp.	13,460	288
Lakeland Bancorp, Inc.	5,641	69
Lakeland Financial Corp.	3,400	65
MainSource Financial Group, Inc.	6,270	97
MB Financial, Inc.	10,572	238
Midwest Banc Holdings, Inc.	4,800	23
Nara Bancorp, Inc.	5,800	62
National Penn Bancshares, Inc.	23,600	313
NBT Bancorp, Inc.	8,404	173
Northfield Bancorp, Inc. *	3,746	40
Old National Bancorp of Indiana	16,795	240
Old Second Bancorp, Inc.	5,038	59
Oriental Financial Group, Inc.	7,647	109
Pacific Capital Bancorp	14,333	198
Pacific Continental Corp.	1,400	15
PacWest Bancorp	6,202	92

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Banks - 5.0% continued
Park National Corp.	3,125	$168
Peapack Gladstone Financial Corp.	1,000	22
Peoples Bancorp, Inc. of Ohio	2,860	54
Pinnacle Financial Partners, Inc. *	5,500	110
PrivateBancorp, Inc.	5,900	179
Prosperity Bancshares, Inc.	11,700	313
Provident Bankshares Corp.	11,156	71
Renasant Corp.	4,700	69
Republic Bancorp, Inc. of Kentucky, Class A	2,197	54
S & T Bancorp, Inc.	7,300	212
Sandy Spring Bancorp, Inc.	4,100	68
Santander BanCorp	1,379	15
SCBT Financial Corp.	2,506	72
Seacoast Banking Corp. of Florida	5,020	39
Shore Bancshares, Inc.	1,300	24
Sierra Bancorp	1,600	26
Signature Bank of New York *	9,000	232
Simmons First National Corp., Class A	3,600	101
Smithtown Bancorp, Inc.	1,600	26
South Financial Group (The), Inc.	23,300	91
Southside Bancshares, Inc.	3,231	60
Southwest Bancorp, Inc. of Oklahoma	3,600	41
State Bancorp, Inc. of New York	1,800	23
StellarOne Corp.	4,900	72
Sterling Bancorp of New York	6,029	72
Sterling Bancshares, Inc. of Texas	22,387	203
Sterling Financial Corp. of Washington	17,282	72
Suffolk Bancorp	2,900	85
Sun Bancorp, Inc. of New Jersey *	4,322	44
Susquehanna Bancshares, Inc.	25,452	348
SVB Financial Group *	8,900	428
SY Bancorp, Inc.	3,485	74
Texas Capital Bancshares, Inc. *	7,700	123
Tompkins Financial Corp.	1,653	61
TowneBank/Portsmouth VA	4,500	68
Trico Bancshares	3,800	42
Trustco Bank Corp. of New York	21,894	162
Trustmark Corp.	14,900	263
UCBH Holdings, Inc.	25,300	57
UMB Financial Corp.	9,012	462
Umpqua Holdings Corp.	18,331	222
Union Bankshares Corp. of Virginia	3,700	55
United Bankshares, Inc.	11,500	264
United Community Banks, Inc. of Georgia	12,400	106
United Security Bancshares of California	2,000	29
Univest Corp. of Pennsylvania	3,250	65
W. Holding Co., Inc.	29,900	25
Washington Trust Bancorp, Inc.	3,300	65
WesBanco, Inc.	6,000	103
West Bancorporation	2,500	22
West Coast Bancorp of Oregon	4,807	42
Westamerica Bancorporation	8,500	447
Western Alliance Bancorp *	3,600	28
Wilshire Bancorp, Inc.	4,200	36
Wintrust Financial Corp.	7,500	179
Yadkin Valley Financial Corp.	1,600	19

		14,849

Beverages - 0.2%
Boston Beer Co., Inc., Class A *	2,400	98
Coca-Cola Bottling Co. Consolidated	1,327	49
Farmer Bros. Co.	2,000	42
Green Mountain Coffee Roasters, Inc. *	5,100	192
National Beverage Corp.	2,760	20
Peet’s Coffee & Tea, Inc. *	4,700	93

		494

Biotechnology - 2.6%
Acorda Therapeutics, Inc. *	9,300	305
Affymax, Inc. *	2,259	36
Affymetrix, Inc. *	18,500	190
Alexion Pharmaceuticals, Inc. *	10,778	781
AMAG Pharmaceuticals, Inc. *	4,950	169
American Oriental Bioengineering, Inc. *	16,000	158
Applera Corp. - Celera Group	20,300	231
Arena Pharmaceuticals, Inc. *	22,700	118
Ariad Pharmaceuticals, Inc. *	23,200	56
Arqule, Inc. *	14,100	46
Avant Immunotherapeutics, Inc. *	4,800	70
Bio-Rad Laboratories, Inc., Class A *	4,900	396
BioMimetic Therapeutics, Inc. *	4,300	51
Cambrex Corp. *	9,900	58
Cell Genesys, Inc. *	26,400	69
Clinical Data, Inc. *	2,100	30
Cougar Biotechnology, Inc. *	3,700	88
CryoLife, Inc. *	8,700	100
Cytokinetics, Inc. *	7,400	27
Emergent Biosolutions, Inc. *	4,900	49
Enzo Biochem, Inc. *	7,507	84
Enzon Pharmaceuticals, Inc. *	14,400	103

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Biotechnology - 2.6% continued
Exelixis, Inc. *	31,100	$155
Genomic Health, Inc. *	4,200	80
Geron Corp. *	24,300	84
GTX, Inc. *	5,900	85
Halozyme Therapeutics, Inc. *	18,100	97
Human Genome Sciences, Inc. *	39,233	204
Idera Pharmaceuticals, Inc. *	4,900	72
Immunomedics, Inc. *	14,700	31
Incyte Corp. *	19,900	151
Integra LifeSciences Holdings Corp. *	5,400	240
InterMune, Inc. *	9,500	125
Lexicon Pharmaceuticals, Inc. *	16,000	26
Martek Biosciences Corp. *	8,800	297
Maxygen, Inc. *	8,100	27
Medivation, Inc. *	7,900	93
Momenta Pharmaceuticals, Inc. *	7,400	91
Myriad Genetics, Inc. *	12,627	575
Nektar Therapeutics *	27,900	93
NPS Pharmaceuticals, Inc. *	10,000	44
Omrix Biopharmaceuticals, Inc. *	4,500	71
Optimer Pharmaceuticals, Inc. *	5,000	41
Orexigen Therapeutics, Inc. *	4,548	36
PDL BioPharma, Inc.	31,800	338
Protalix BioTherapeutics, Inc. *	499	1
Regeneron Pharmaceuticals, Inc. *	16,100	232
Repligen Corp. *	6,200	29
RTI Biologics, Inc. *	16,300	143
Sangamo BioSciences, Inc. *	11,200	111
Savient Pharmaceuticals, Inc. *	14,252	361
Seattle Genetics, Inc. of Washington *	15,200	129
Sequenom, Inc. *	13,200	211
Tercica, Inc. *	6,300	56
Third Wave Technologies, Inc. *	13,200	147
Xoma Ltd. *	38,800	66

		7,757

Building Materials - 0.7%
AAON, Inc.	4,500	87
Apogee Enterprises, Inc.	8,700	140
Builders FirstSource, Inc. *	4,200	22
China Architectural Engineering, Inc. *	6,100	60
Comfort Systems USA, Inc.	12,300	165
Drew Industries, Inc. *	6,200	99
Gibraltar Industries, Inc.	8,150	130
Interline Brands, Inc. *	9,630	153
LSI Industries, Inc.	6,612	54
NCI Building Systems, Inc. *	5,700	209
Quanex Building Products Corp.	9,400	140
Simpson Manufacturing Co., Inc.	9,300	221
Texas Industries, Inc.	6,400	359
Trex Co., Inc. *	5,200	61
U.S. Concrete, Inc. *	12,800	61
Universal Forest Products, Inc.	5,100	153

		2,114

Chemicals - 1.9%
Aceto Corp.	4,600	35
American Vanguard Corp.	6,200	76
Arch Chemicals, Inc.	6,300	209
Balchem Corp.	4,450	103
Ferro Corp.	10,950	205
Fuller (H.B.) Co.	13,800	310
Grace (W.R.) & Co. *	19,300	453
Hercules, Inc.	29,500	499
ICO, Inc. *	5,900	36
Innophos Holdings, Inc.	3,300	105
Innospec, Inc.	7,100	134
Landec Corp. *	5,500	36
Metabolix, Inc. *	6,200	61
Minerals Technologies, Inc.	5,600	356
NewMarket Corp.	3,900	258
NL Industries, Inc.	2,300	22
Olin Corp.	19,800	518
OM Group, Inc. *	8,000	262
Penford Corp.	4,200	62
PolyOne Corp. *	24,100	168
Quaker Chemical Corp.	3,400	91
Rockwood Holdings, Inc. *	12,097	421
Schulman (A.), Inc.	6,900	159
Sensient Technologies Corp.	12,400	349
ShengdaTech, Inc. *	9,600	95
Solutia, Inc. *	17,700	227
Spartech Corp.	9,700	91
Stepan Co.	1,700	78
Symyx Technologies, Inc. *	9,100	64
Westlake Chemical Corp.	4,500	67
Zep, Inc.	5,550	83
Zoltek Cos., Inc. *	7,200	175

		5,808

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Coal - 0.3%
International Coal Group, Inc. *	34,100	$445
James River Coal Co. *	6,800	399
National Coal Corp. *	8,000	71
Westmoreland Coal Co. *	1,900	40

		955

Commercial Services - 5.3%
Aaron Rents, Inc.	11,850	265
ABM Industries, Inc.	12,848	286
Administaff, Inc.	5,500	153
Advance America Cash Advance Centers, Inc.	15,510	79
Advisory Board (The) Co. *	5,200	205
Albany Molecular Research, Inc. *	6,300	84
American Public Education, Inc. *	3,400	133
AMN Healthcare Services, Inc. *	8,900	151
Arbitron, Inc.	7,200	342
Bankrate, Inc. *	3,300	129
BearingPoint, Inc. *	50,300	41
Bowne & Co., Inc.	8,400	107
Capella Education Co. *	4,157	248
Cardtronics, Inc. *	3,800	34
CBIZ, Inc. *	12,300	98
CDI Corp.	3,300	84
Cenveo, Inc. *	13,570	133
Chemed Corp.	6,000	220
China Direct, Inc. *	3,100	23
Coinstar, Inc. *	8,200	268
Consolidated Graphics, Inc. *	2,600	128
Corinthian Colleges, Inc. *	23,200	269
Cornell Cos., Inc. *	3,700	89
Corvel Corp. *	2,625	89
CoStar Group, Inc. *	5,800	258
CRA International, Inc. *	3,400	123
Cross Country Healthcare, Inc. *	8,300	120
Deluxe Corp.	13,100	233
Dollar Financial Corp. *	7,300	110
Dollar Thrifty Automotive Group *	7,200	68
DynCorp International, Inc., Class A *	6,400	97
Electro Rent Corp.	5,374	67
Emergency Medical Services Corp., Class A *	3,200	72
Euronet Worldwide, Inc. *	13,800	233
ExlService Holdings, Inc. *	5,156	72
Exponent, Inc. *	4,600	144
First Advantage Corp., Class A *	2,000	32
Forrester Research, Inc. *	3,900	120
Gartner, Inc. *	17,100	354
Geo Group (The), Inc. *	13,700	308
Gevity HR, Inc.	8,300	45
Global Cash Access Holdings, Inc. *	10,200	70
Great Lakes Dredge & Dock Corp.	9,000	55
H&E Equipment Services, Inc. *	4,000	48
Hackett Group (The), Inc. *	9,300	53
Healthcare Services Group	11,638	177
Healthspring, Inc. *	12,700	214
Heartland Payment Systems, Inc.	7,500	177
Heidrick & Struggles International, Inc.	5,100	141
Hill International, Inc. *	5,600	92
HMS Holdings Corp. *	7,400	159
Hudson Highland Group, Inc. *	7,800	82
Huron Consulting Group, Inc. *	5,100	231
ICF International, Inc. *	2,600	43
ICT Group, Inc. *	1,800	15
Integrated Electrical Services, Inc. *	2,900	50
Interactive Data Corp.	9,100	229
Jackson Hewitt Tax Service, Inc.	8,400	103
K12, Inc. *	1,589	34
Kelly Services, Inc., Class A	8,029	155
Kendle International, Inc. *	3,900	142
Kenexa Corp. *	6,900	130
Kforce, Inc. *	8,000	68
Korn/Ferry International *	12,900	203
Landauer, Inc.	2,500	141
Learning Tree International, Inc. *	1,700	29
LECG Corp. *	6,700	59
Live Nation, Inc. *	19,600	207
MAXIMUS, Inc.	4,672	163
McGrath Rentcorp	5,964	147
Midas, Inc. *	3,800	51
Monro Muffler, Inc.	4,450	69
MPS Group, Inc. *	24,300	258
Multi-Color Corp.	1,850	39
Navigant Consulting, Inc. *	12,300	241
Net 1 UEPS Technologies, Inc. *	11,900	289
Odyssey Marine Exploration, Inc. *	10,400	41
On Assignment, Inc. *	11,100	89
Parexel International Corp. *	16,400	431
PeopleSupport, Inc. *	7,200	61
PharmaNet Development Group, Inc. *	5,550	88
PHH Corp. *	13,900	213

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Commercial Services - 5.3% continued
Pre-Paid Legal Services, Inc. *	2,600	$106
PRG-Schultz International, Inc. *	2,900	27
Providence Service (The) Corp. *	4,130	87
Rent-A-Center, Inc. *	17,900	368
Resources Connection, Inc.	13,200	269
Riskmetrics Group, Inc. *	5,435	107
Rollins, Inc.	11,500	170
RSC Holdings, Inc. *	11,700	108
Sotheby’s	18,100	477
Spherion Corp. *	17,330	80
Standard Parking Corp. *	2,800	51
Steiner Leisure Ltd. *	4,200	119
Stewart Enterprises, Inc., Class A	24,700	178
SuccessFactors, Inc. *	5,749	63
Team, Inc. *	5,500	189
TeleTech Holdings, Inc. *	10,600	212
TNS, Inc. *	6,600	158
TrueBlue, Inc. *	11,400	151
Universal Technical Institute, Inc. *	6,900	86
Valassis Communications, Inc. *	12,227	153
Viad Corp.	5,300	137
VistaPrint Ltd. *	11,600	310
Volt Information Sciences, Inc. *	4,375	52
Watson Wyatt Worldwide, Inc., Class A	12,200	645
Wright Express Corp. *	10,090	250

		15,954

Computers - 2.3%
3D Systems Corp. *	5,900	56
3PAR, Inc. *	6,128	48
Agilysys, Inc.	7,287	83
Ansoft Corp. *	4,500	164
CACI International, Inc., Class A *	7,800	357
CIBER, Inc. *	15,000	93
Cogo Group, Inc. *	8,400	76
Compellent Technologies, Inc. *	3,078	35
COMSYS IT Partners, Inc. *	4,500	41
Cray, Inc. *	11,300	52
Data Domain, Inc. *	9,800	229
Digimarc Corp. *	4,500	64
Echelon Corp. *	9,100	99
Electronics for Imaging, Inc. *	13,600	199
Henry (Jack) & Associates, Inc.	21,400	463
Hutchinson Technology, Inc. *	7,615	102
iGate Corp. *	6,000	49
Imation Corp.	8,300	190
Immersion Corp. *	9,600	65
Integral Systems, Inc. of Maryland	2,834	110
InterVoice, Inc. *	12,600	72
Isilon Systems, Inc. *	3,804	17
Limelight Networks, Inc. *	10,010	38
Magma Design Automation, Inc. *	13,100	79
Manhattan Associates, Inc. *	7,500	178
Maxwell Technologies, Inc. *	6,100	65
Mentor Graphics Corp. *	25,800	408
Mercury Computer Systems, Inc. *	6,600	50
Micros Systems, Inc. *	23,100	704
MTS Systems Corp.	5,400	194
NCI, Inc. *	1,100	25
Ness Technologies, Inc. *	12,400	125
Netezza Corp. *	9,829	113
Netscout Systems, Inc. *	7,000	75
Palm, Inc.	31,106	168
Perot Systems Corp., Class A *	22,200	333
Quantum Corp. *	49,600	67
Rackable Systems, Inc. *	9,000	121
Radiant Systems, Inc. *	6,600	71
Radisys Corp. *	7,400	67
Rimage Corp. *	3,800	47
Riverbed Technology, Inc. *	14,700	202
SI International, Inc. *	4,200	88
Silicon Storage Technology, Inc. *	24,900	69
Smart Modular Technologies WWH, Inc. *	13,300	51
SRA International, Inc., Class A *	10,900	245
STEC, Inc. *	9,300	95
Stratasys, Inc. *	5,500	102
Super Micro Computer, Inc. *	4,369	32
SYKES Enterprises, Inc. *	8,300	156
Synaptics, Inc. *	6,100	230
Syntel, Inc.	3,900	131
Virtusa Corp. *	1,100	11

		7,004

Cosmetics/Personal Care - 0.2%
Chattem, Inc. *	5,000	325
Elizabeth Arden, Inc. *	7,600	116
Inter Parfums, Inc.	4,600	69

		510

Distribution/Wholesale - 0.7%
Beacon Roofing Supply, Inc. *	13,500	143

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Distribution/Wholesale - 0.7% continued
BMP Sunstone Corp. *	7,000	$40
Brightpoint, Inc. *	14,650	107
Chindex International, Inc. *	3,700	54
Core-Mark Holding Co., Inc. *	2,400	63
Houston Wire & Cable Co.	5,600	111
MWI Veterinary Supply, Inc. *	3,300	109
Owens & Minor, Inc.	10,762	492
Pool Corp.	13,900	247
Scansource, Inc. *	7,800	209
United Stationers, Inc. *	6,992	258
Watsco, Inc.	5,950	249

		2,082

Diversified Financial Services - 1.5%
Advanta Corp., Class B	12,150	76
Asset Acceptance Capital Corp.	4,300	53
BGC Partners, Inc. *	4,000	30
Calamos Asset Management, Inc., Class A	6,000	102
Cohen & Steers, Inc.	5,000	130
CompuCredit Corp. *	4,600	28
Credit Acceptance Corp. *	1,252	32
Diamond Hill Investment Group, Inc. *	400	33
Duff & Phelps Corp. *	2,500	41
Encore Capital Group, Inc. *	3,100	27
Evercore Partners, Inc., Class A	3,800	36
FBR Capital Markets Corp. *	8,300	42
FCStone Group, Inc. *	5,900	165
Federal Agricultural Mortgage Corp., Class C	3,100	77
Financial Federal Corp.	7,300	160
First Marblehead Corp. (The)	16,500	42
Friedman Billings Ramsey Group, Inc., Class A	37,100	56
GAMCO Investors, Inc., Class A	2,400	119
GFI Group, Inc.	17,680	159
Greenhill & Co., Inc.	5,100	275
IndyMac Bancorp, Inc.	34,900	20
Interactive Brokers Group, Inc., Class A *	10,900	350
KBW, Inc. *	7,368	152
Knight Capital Group, Inc., Class A *	26,200	471
LaBranche & Co., Inc. *	15,600	110
Ladenburg Thalmann Financial Services, Inc. *	22,200	34
MarketAxess Holdings, Inc. *	9,200	70
National Financial Partners Corp.	10,199	202
Nelnet, Inc., Class A	3,900	44
NewStar Financial, Inc. *	3,757	22
Ocwen Financial Corp. *	9,400	44
optionsXpress Holdings, Inc.	12,130	271
Penson Worldwide, Inc. *	5,500	66
Piper Jaffray Cos. *	4,691	138
Portfolio Recovery Associates, Inc. *	3,800	142
Pzena Investment Management, Inc.	2,300	29
Sanders Morris Harris Group, Inc.	3,800	26
Stifel Financial Corp. *	6,049	208
SWS Group, Inc.	7,315	121
Thomas Weisel Partners Group, Inc. *	4,700	26
TradeStation Group, Inc. *	10,100	102
US Global Investors, Inc., Class A	4,100	69
Westwood Holdings Group, Inc.	1,100	44
World Acceptance Corp. *	4,900	165

		4,609

Electric - 2.1%
Allete, Inc.	6,600	277
Aquila, Inc. *	96,600	364
Avista Corp.	16,100	346
Black Hills Corp.	9,800	314
Central Vermont Public Service Corp.	2,100	41
CH Energy Group, Inc.	4,100	146
Cleco Corp.	16,600	387
El Paso Electric Co. *	13,600	269
Empire District Electric (The) Co.	8,200	152
EnerNOC, Inc. *	3,145	56
Idacorp, Inc.	11,400	329
ITC Holdings Corp.	14,100	721
MGE Energy, Inc.	6,125	200
NorthWestern Corp.	9,900	252
Ormat Technologies, Inc.	5,300	261
Otter Tail Corp.	9,000	349
Pike Electric Corp. *	4,300	71
PNM Resources, Inc.	19,400	232
Portland General Electric Co.	18,600	419
Synthesis Energy Systems, Inc. *	3,900	35
UIL Holdings Corp.	6,533	192
Unisource Energy Corp.	9,120	283
US Geothermal, Inc. *	13,200	39
Westar Energy, Inc.	30,300	652

		6,387

Electrical Components & Equipment - 1.5%
Advanced Battery Technologies, Inc. *	13,500	78
Advanced Energy Industries, Inc. *	9,600	131
American Superconductor Corp. *	11,747	421

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Electrical Components & Equipment - 1.5% continued
Beacon Power Corp. *	28,700	$60
Belden, Inc.	11,612	393
Capstone Turbine Corp. *	42,300	177
China BAK Battery, Inc. *	10,400	49
Coleman Cable, Inc. *	2,100	22
Encore Wire Corp.	5,800	123
Energy Conversion Devices, Inc. *	11,000	810
EnerSys *	7,900	270
Fushi Copperweld, Inc. *	4,500	107
GrafTech International Ltd. *	27,900	748
Graham Corp.	1,500	111
Greatbatch, Inc. *	5,600	97
Insteel Industries, Inc.	5,500	101
Littelfuse, Inc. *	5,700	180
Medis Technologies Ltd. *	9,996	34
Orion Energy Systems, Inc. *	3,700	37
Powell Industries, Inc. *	2,400	121
Power-One, Inc. *	19,200	36
Superior Essex, Inc. *	5,750	257
Ultralife Batteries, Inc. *	4,300	46
Universal Display Corp. *	7,600	94
Valence Technology, Inc. *	11,100	49
Vicor Corp.	5,400	54

		4,606

Electronics - 2.7%
American Science & Engineering, Inc.	2,800	144
Analogic Corp.	3,900	246
Axsys Technologies, Inc. *	2,700	140
Badger Meter, Inc.	3,700	187
Bel Fuse, Inc., Class B	3,600	89
Benchmark Electronics, Inc. *	18,363	300
Brady Corp., Class A	14,338	495
Checkpoint Systems, Inc. *	10,200	213
China Security & Surveillance Technology, Inc. *	6,500	88
Cogent, Inc. *	12,500	142
Coherent, Inc. *	5,900	176
CTS Corp.	10,980	110
Cubic Corp.	3,900	87
Cymer, Inc. *	7,673	206
Daktronics, Inc.	9,700	196
Dionex Corp. *	5,400	358
Eagle Test Systems, Inc. *	2,200	25
Electro Scientific Industries, Inc. *	7,600	108
Excel Technology, Inc. *	3,400	76
FARO Technologies, Inc. *	5,000	126
FEI Co. *	10,700	244
II-VI, Inc. *	7,200	251
Kemet Corp. *	21,800	71
L-1 Identity Solutions, Inc. *	17,024	227
LaBarge, Inc. *	2,300	30
Measurement Specialties, Inc. *	3,900	69
Methode Electronics, Inc.	9,642	101
Microvision, Inc. *	18,400	51
Multi-Fineline Electronix, Inc. *	2,800	77
Newport Corp. *	8,700	99
NVE Corp. *	1,600	51
OSI Systems, Inc. *	4,600	99
OYO Geospace Corp. *	1,300	77
Park Electrochemical Corp.	5,200	126
Photon Dynamics, Inc. *	6,100	92
Plexus Corp. *	12,200	338
Rofin-Sinar Technologies, Inc. *	8,500	257
Rogers Corp. *	5,400	203
Sanmina-SCI Corp. *	137,600	176
Sonic Solutions, Inc. *	8,300	49
Stoneridge, Inc. *	4,800	82
Taser International, Inc. *	19,000	95
Technitrol, Inc.	12,200	207
TTM Technologies, Inc. *	12,800	169
Varian, Inc. *	8,300	424
Watts Water Technologies, Inc., Class A	7,600	189
Woodward Governor Co.	16,700	595
Zygo Corp. *	4,100	40

		8,001

Energy - Alternate Sources - 0.4%
Akeena Solar, Inc. *	7,100	40
Ascent Solar Technologies, Inc. *	2,800	29
Aventine Renewable Energy Holdings, Inc. *	9,617	42
Clean Energy Fuels Corp. *	4,600	53
Comverge, Inc. *	6,649	93
Ener1, Inc. *	11,500	86
Evergreen Energy, Inc. *	28,200	49
Evergreen Solar, Inc. *	28,100	272
FuelCell Energy, Inc. *	20,600	146
Headwaters, Inc. *	10,200	120
Pacific Ethanol, Inc. *	16,200	29
Plug Power, Inc. *	16,900	40

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Energy - Alternate Sources - 0.4% continued
Quantum Fuel Systems Technologies Worldwide, Inc. *	22,100	$68
VeraSun Energy Corp. *	25,890	107

		1,174

Engineering & Construction - 0.7%
Baker (Michael) Corp. *	2,500	55
Dycom Industries, Inc. *	10,300	150
EMCOR Group, Inc. *	18,100	516
ENGlobal Corp. *	8,300	118
Granite Construction, Inc.	8,562	270
Insituform Technologies, Inc., Class A *	8,500	129
Layne Christensen Co. *	5,622	246
Orion Marine Group, Inc. *	6,800	96
Perini Corp. *	7,100	235
Stanley, Inc. *	2,662	89
Sterling Construction Co., Inc. *	3,000	60

		1,964

Entertainment - 0.7%
Bally Technologies, Inc. *	14,700	497
Bluegreen Corp. *	5,800	35
Churchill Downs, Inc.	2,700	94
Cinemark Holdings, Inc.	6,700	87
Dover Downs Gaming & Entertainment, Inc.	3,995	26
Great Wolf Resorts, Inc. *	9,860	43
Isle of Capri Casinos, Inc. *	6,400	31
Macrovision Solutions Corp. *	21,786	326
National CineMedia, Inc.	11,500	123
Pinnacle Entertainment, Inc. *	15,100	158
Rick’s Cabaret International, Inc. *	2,300	39
Shuffle Master, Inc. *	11,150	55
Six Flags, Inc. *	26,800	31
Speedway Motorsports, Inc.	3,600	73
Steinway Musical Instruments *	2,500	66
Vail Resorts, Inc. *	8,100	347

		2,031

Environmental Control - 1.0%
American Ecology Corp.	5,000	148
Calgon Carbon Corp. *	10,200	158
Casella Waste Systems, Inc., Class A *	7,200	88
Clean Harbors, Inc. *	5,714	406
Darling International, Inc. *	21,600	357
EnergySolutions, Inc.	8,500	190
Fuel Tech, Inc. *	5,500	97
Met-Pro Corp.	2,800	37
Metalico, Inc. *	7,400	129
Mine Safety Appliances Co.	8,100	324
Rentech, Inc. *	46,600	88
Tetra Tech, Inc. *	16,891	382
Waste Connections, Inc. *	17,375	555
Waste Services, Inc. *	6,966	49

		3,008

Food - 1.7%
Arden Group, Inc., Class A	400	51
B&G Foods, Inc.	3,800	35
Cal-Maine Foods, Inc.	3,600	119
Chiquita Brands International, Inc. *	10,800	164
Diamond Foods, Inc.	5,100	118
Flowers Foods, Inc.	22,137	627
Fresh Del Monte Produce, Inc. *	10,900	257
Great Atlantic & Pacific Tea Co. *	9,118	208
Hain Celestial Group, Inc. *	11,900	279
HQ Sustainable Maritime Industries, Inc. *	2,700	36
Imperial Sugar Co.	4,100	64
Ingles Markets, Inc., Class A	4,200	98
J & J Snack Foods Corp.	3,500	96
Lance, Inc.	7,800	146
M & F Worldwide Corp. *	3,200	126
Nash Finch Co.	4,000	137
Pilgrims Pride Corp.	11,600	151
Ralcorp Holdings, Inc. *	6,500	321
Ruddick Corp.	12,200	419
Sanderson Farms, Inc.	5,500	190
Seaboard Corp.	120	186
Smart Balance, Inc. *	15,700	113
Spartan Stores, Inc.	6,600	152
Tootsie Roll Industries, Inc.	7,647	192
TreeHouse Foods, Inc. *	8,100	197
United Natural Foods, Inc. *	12,500	243
Village Super Market, Class A	800	31
Weis Markets, Inc.	2,600	84
Winn-Dixie Stores, Inc. *	14,100	226
Zhongpin, Inc. *	6,100	76

		5,142

Forest Products & Paper - 0.6%
AbitibiBowater, Inc.	13,612	127
Boise, Inc. *	11,000	42
Buckeye Technologies, Inc. *	9,800	83
Deltic Timber Corp.	2,600	139

EQUITY INDEX FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Forest Products & Paper - 0.6% continued
Glatfelter	11,700	$158
Louisiana-Pacific Corp.	27,000	229
Mercer International, Inc. *	10,200	76
Neenah Paper, Inc.	4,900	82
Potlatch Corp.	10,160	459
Rock-Tenn Co., Class A	9,940	298
Schweitzer-Mauduit International, Inc.	5,300	89
Verso Paper Corp. *	5,500	47
Wausau Paper Corp.	11,542	89
Xerium Technologies, Inc.	7,400	29

		1,947

Gas - 1.1%
Chesapeake Utilities Corp.	900	23
EnergySouth, Inc.	1,850	91
Laclede Group (The), Inc.	5,700	230
New Jersey Resources Corp.	12,475	407
Nicor, Inc.	12,300	524
Northwest Natural Gas Co.	7,950	368
Piedmont Natural Gas Co., Inc.	21,400	560
South Jersey Industries, Inc.	9,026	337
Southwest Gas Corp.	10,800	321
WGL Holdings, Inc.	14,500	504

		3,365

Hand/Machine Tools - 0.4%
Baldor Electric Co.	12,253	428
Franklin Electric Co., Inc.	6,800	264
K-Tron International, Inc. *	500	65
Raser Technologies, Inc. *	11,100	108
Regal-Beloit Corp.	8,741	369
Thermadyne Holdings Corp. *	2,900	43

		1,277

Healthcare - Products - 3.5%
Abaxis, Inc. *	5,800	140
Abiomed, Inc. *	9,100	162
Accuray, Inc. *	11,236	82
Align Technology, Inc. *	16,000	168
American Medical Systems Holdings, Inc. *	18,900	283
Angiodynamics, Inc. *	7,400	101
Arthrocare Corp. *	7,100	290
Atrion Corp.	300	29
Bruker BioSciences Corp. *	14,864	191
Caliper Life Sciences, Inc. *	8,500	22
Cantel Medical Corp. *	2,100	21
Cardiac Science Corp. *	3,700	30
CardioNet, Inc. *	1,300	35
Cepheid, Inc. *	16,100	453
Columbia Laboratories, Inc. *	10,400	34
Conceptus, Inc. *	9,100	168
Conmed Corp. *	7,125	189
Cyberonics, Inc. *	7,200	156
Cynosure, Inc., Class A *	3,200	63
Datascope Corp.	3,200	150
DexCom, Inc. *	5,900	36
ev3, Inc. *	18,048	171
Exactech, Inc. *	2,600	67
Haemonetics Corp. of Massachusetts *	6,700	372
Hanger Orthopedic Group, Inc. *	7,200	119
Hansen Medical, Inc., *	5,337	89
ICU Medical, Inc. *	3,700	85
Immucor, Inc. *	18,780	486
Insulet Corp. *	5,698	90
Invacare Corp.	8,012	164
IRIS International, Inc. *	5,800	91
Kensey Nash Corp. *	2,600	83
Luminex Corp. *	10,800	222
Masimo Corp. *	13,210	454
Medical Action Industries, Inc. *	5,100	53
Mentor Corp.	8,500	236
Meridian Bioscience, Inc.	11,625	313
Merit Medical Systems, Inc. *	6,867	101
Micrus Endovascular Corp. *	5,100	71
Natus Medical, Inc. *	8,300	174
NuVasive, Inc. *	10,100	451
NxStage Medical, Inc. *	6,400	25
OraSure Technologies, Inc. *	15,900	59
Orthofix International N.V. *	5,200	151
Palomar Medical Technologies, Inc. *	6,100	61
PSS World Medical, Inc. *	16,150	263
Quidel Corp. *	7,400	122
Sirona Dental Systems, Inc. *	4,300	111
Somanetics Corp. *	4,100	87
SonoSite, Inc. *	5,100	143
Spectranetics Corp. *	9,500	94
Stereotaxis, Inc. *	8,900	48
STERIS Corp.	16,500	475
SurModics, Inc. *	4,100	184
Symmetry Medical, Inc. *	9,170	149
Synovis Life Technologies, Inc. *	4,100	77

NORTHERN FUNDS QUARTERLY REPORT    10    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Healthcare - Products - 3.5% continued
Thoratec Corp. *	13,785	$240
TomoTherapy, Inc. *	12,600	112
Trans1, Inc. *	2,600	39
Vital Images, Inc. *	5,900	73
Vital Signs, Inc.	2,400	136
Vnus Medical Technologies, Inc. *	4,300	86
Volcano Corp. *	12,000	146
West Pharmaceutical Services, Inc.	8,352	361
Wright Medical Group, Inc. *	9,900	281
Zoll Medical Corp. *	5,300	178

		10,396

Healthcare - Services - 1.9%
Air Methods Corp. *	3,400	85
Alliance Imaging, Inc. *	6,800	59
Almost Family, Inc. *	2,200	58
Amedisys, Inc. *	7,334	370
AMERIGROUP Corp. *	13,900	289
Amsurg Corp. *	7,900	192
Apria Healthcare Group, Inc. *	11,000	213
Assisted Living Concepts, Inc., Class A *	13,900	76
athenahealth, Inc. *	6,148	189
Bio-Reference Labs, Inc. *	3,800	85
Capital Senior Living Corp. *	6,200	47
Centene Corp. *	11,000	185
Emeritus Corp. *	4,700	69
Five Star Quality Care, Inc. *	6,400	30
Genoptix, Inc. *	2,700	85
Gentiva Health Services, Inc. *	7,800	149
Healthsouth Corp. *	20,800	346
Healthways, Inc. *	9,500	281
Kindred Healthcare, Inc. *	7,400	213
LHC Group, Inc. *	4,600	107
Life Sciences Research, Inc. *	2,900	82
Magellan Health Services, Inc. *	11,800	437
Medcath Corp. *	5,100	92
Molina Healthcare, Inc. *	3,600	88
National Healthcare Corp.	1,900	87
Nighthawk Radiology Holdings, Inc. *	8,200	58
Odyssey HealthCare, Inc. *	10,375	101
Psychiatric Solutions, Inc. *	15,700	594
RadNet, Inc. *	4,500	28
RehabCare Group, Inc. *	5,800	93
Res-Care, Inc. *	6,100	108
Skilled Healthcare Group, Inc., Class A *	6,300	84
Sun Healthcare Group, Inc. *	10,900	146
Sunrise Senior Living, Inc. *	11,700	263
Triple-S Management Corp. *	5,000	82
U.S. Physical Therapy, Inc. *	4,300	71
Virtual Radiologic Corp. *	2,700	36

		5,578

Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	8,100	92
Resource America, Inc., Class A	3,400	32

		124

Home Builders - 0.4%
Amrep Corp.	400	19
Beazer Homes USA, Inc.	11,300	63
Brookfield Homes Corp.	2,867	35
Cavco Industries, Inc. *	1,400	46
Champion Enterprises, Inc. *	19,908	116
Fleetwood Enterprises, Inc. *	16,200	42
Hovnanian Enterprises, Inc., Class A *	13,300	73
M/I Homes, Inc.	4,600	72
Meritage Homes Corp. *	9,000	137
Palm Harbor Homes, Inc. *	2,812	16
Ryland Group, Inc.	11,200	244
Skyline Corp.	2,500	59
Standard-Pacific Corp.	22,500	76
Winnebago Industries, Inc.	9,300	95

		1,093

Home Furnishings - 0.4%
American Woodmark Corp.	3,500	74
Audiovox Corp., Class A *	4,600	45
DTS, Inc. *	5,400	169
Ethan Allen Interiors, Inc.	6,200	153
Furniture Brands International, Inc.	11,400	152
Hooker Furniture Corp.	3,600	62
Kimball International, Inc., Class B	6,756	56
La-Z-Boy, Inc.	13,300	102
Sealy Corp.	10,200	59
Tempur-Pedic International, Inc.	19,000	148
TiVo, Inc. *	30,100	186
Universal Electronics, Inc. *	4,500	94

		1,300

Household Products/Wares - 0.7%
ACCO Brands Corp. *	13,600	153
American Greetings Corp., Class A	13,300	164

EQUITY INDEX FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Household Products/Wares - 0.7% continued
Blyth, Inc.	6,200	$75
Central Garden and Pet Co., Class A *	17,400	71
CSS Industries, Inc.	1,900	46
Ennis, Inc.	6,600	103
Fossil, Inc. *	13,000	378
Helen of Troy Ltd. *	8,200	132
Prestige Brands Holdings, Inc. *	10,410	111
Russ Berrie & Co., Inc. *	3,200	25
Spectrum Brands, Inc. *	14,000	36
Standard Register (The) Co.	4,900	46
Tupperware Brands Corp.	16,500	565
WD-40 Co.	4,470	131

		2,036

Housewares - 0.0%
Libbey, Inc.	4,600	34
National Presto Industries, Inc.	1,500	96

		130

Insurance - 3.4%
AMBAC Financial Group, Inc.	74,300	100
American Equity Investment Life Holding Co.	16,800	137
American Physicians Capital, Inc.	2,700	131
American Safety Insurance Holdings Ltd. *	4,100	59
Amerisafe, Inc. *	6,300	100
Amtrust Financial Services, Inc.	5,900	74
Argo Group International Holdings Ltd. *	8,006	269
Aspen Insurance Holdings Ltd.	23,500	556
Assured Guaranty Ltd.	15,300	275
Baldwin & Lyons, Inc., Class B	2,250	39
Castlepoint Holdings Ltd.	7,400	67
Citizens, Inc. of Texas *	7,600	47
CNA Surety Corp. *	4,400	56
Crawford & Co., Class B *	6,400	51
Darwin Professional Underwriters, Inc. *	1,400	43
Delphi Financial Group, Inc., Class A	11,367	263
Donegal Group, Inc., Class A	3,577	57
eHealth, Inc. *	7,500	132
EMC Insurance Group, Inc.	1,600	38
Employers Holdings, Inc.	13,400	277
Enstar Group Ltd. *	1,600	140
FBL Financial Group, Inc., Class A	3,700	74
First Acceptance Corp. *	4,721	15
First Mercury Financial Corp. *	4,160	73
Flagstone Reinsurance Holdings Ltd.	6,000	71
FPIC Insurance Group, Inc. *	2,800	127
Greenlight Capital Re Ltd., Class A *	9,000	206
Harleysville Group, Inc.	3,700	125
Hilb, Rogal & Hobbs Co.	10,500	456
Horace Mann Educators Corp.	11,200	157
Independence Holding Co.	1,480	14
Infinity Property & Casualty Corp.	5,000	208
IPC Holdings Ltd.	15,100	401
Kansas City Life Insurance Co.	1,100	46
LandAmerica Financial Group, Inc.	4,900	109
Life Partners Holdings, Inc.	2,100	42
Maiden Holdings Ltd.	11,300	72
Max Capital Group Ltd.	15,610	333
Meadowbrook Insurance Group, Inc.	6,900	37
Montpelier Re Holdings Ltd.	24,610	363
National Interstate Corp.	2,100	39
National Western Life Insurance Co., Class A	600	131
Navigators Group, Inc. *	4,000	216
NYMAGIC, Inc.	1,600	31
Odyssey Re Holdings Corp.	7,500	266
Phoenix Companies (The), Inc.	29,600	225
Platinum Underwriters Holdings Ltd.	12,900	421
PMA Capital Corp., Class A *	10,400	96
PMI Group (The), Inc.	18,400	36
Presidential Life Corp.	5,400	83
Primus Guaranty Ltd. *	10,100	29
ProAssurance Corp. *	8,546	411
Procentury Corp.	2,600	41
Quanta Capital Holdings Ltd.	23,800	63
Radian Group, Inc.	16,500	24
RLI Corp.	5,626	278
Safety Insurance Group, Inc.	4,200	150
SCPIE Holdings, Inc. *	1,700	48
SeaBright Insurance Holdings, Inc. *	7,100	103
Selective Insurance Group, Inc.	13,900	261
State Auto Financial Corp.	3,600	86
Stewart Information Services Corp.	5,200	101
Tower Group, Inc.	6,300	133
United America Indemnity Ltd., Class A *	6,700	90
United Fire & Casualty Co.	5,700	153
Universal American Financial Corp. *	12,300	126
Validus Holdings Ltd.	16,600	353
Zenith National Insurance Corp.	9,600	337

		10,171

NORTHERN FUNDS QUARTERLY REPORT    12    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Internet - 3.0%
1-800-FLOWERS.COM, Inc., Class A *	9,200	$59
Ariba, Inc. *	24,254	357
Art Technology Group, Inc. *	33,000	106
AsiaInfo Holdings, Inc. *	10,500	124
Avocent Corp. *	11,700	218
Bidz.com, Inc. *	2,500	22
Blue Coat Systems, Inc. *	8,400	119
Blue Nile, Inc. *	3,700	157
Chordiant Software, Inc. *	9,920	50
CMGI, Inc. *	12,690	135
CNET Networks, Inc. *	40,400	464
Cogent Communications Group, Inc. *	12,600	169
comScore, Inc. *	5,392	118
Constant Contact, Inc. *	4,900	92
CyberSource Corp. *	19,373	324
DealerTrack Holdings, Inc. *	10,900	154
Dice Holdings, Inc. *	4,475	37
Digital River, Inc. *	9,900	382
Drugstore.com, Inc. *	17,000	32
Earthlink, Inc. *	31,500	272
Entrust, Inc. *	13,100	39
eResearch Technology, Inc. *	11,075	193
FTD Group, Inc.	6,980	93
Global Sources Ltd. *	3,960	60
GSI Commerce, Inc. *	7,100	97
i2 Technologies, Inc. *	5,100	63
Ibasis, Inc.	7,200	24
Infospace, Inc.	10,600	88
Internap Network Services Corp. *	15,690	73
Internet Brands, Inc. *	4,700	31
Internet Capital Group, Inc. *	10,000	77
Interwoven, Inc. *	11,600	139
j2 Global Communications, Inc. *	12,800	294
Keynote Systems, Inc. *	2,900	37
Knot (The), Inc. *	9,100	89
Liquidity Services, Inc. *	4,900	56
LoopNet, Inc. *	6,800	77
Mercadolibre, Inc. *	6,800	235
Move, Inc. *	31,600	74
NetFlix, Inc. *	10,800	282
NIC, Inc.	10,500	72
Nutri/System, Inc.	7,800	110
Online Resources Corp. *	6,200	52
Orbitz Worldwide, Inc. *	9,045	45
Overstock.com, Inc. *	4,800	125
PC-Tel, Inc.	7,100	68
Perficient, Inc. *	9,700	94
RealNetworks, Inc. *	25,000	165
S1 Corp. *	15,100	114
Safeguard Scientifics, Inc. *	33,000	41
Sapient Corp. *	26,200	168
Secure Computing Corp. *	17,000	70
Shutterfly, Inc. *	6,169	75
SonicWALL, Inc. *	17,500	113
Sourcefire, Inc. *	4,000	31
Stamps.com, Inc. *	5,250	66
SupportSoft, Inc. *	9,000	29
TechTarget, Inc. *	2,947	31
TeleCommunication Systems, Inc., Class A *	7,100	33
Terremark Worldwide, Inc. *	12,900	70
TheStreet.com, Inc.	6,400	42
thinkorswim Group, Inc. *	15,500	109
TIBCO Software, Inc. *	48,200	369
TriZetto Group, Inc. *	12,600	269
United Online, Inc.	18,500	186
ValueClick, Inc. *	25,400	385
Vasco Data Security International, Inc. *	8,200	86
Vignette Corp. *	8,000	96
Vocus, Inc. *	4,900	158
Websense, Inc. *	13,300	224
Website Pros, Inc. *	8,900	74

		9,082

Investment Companies - 0.6%
Apollo Investment Corp.	38,043	545
Ares Capital Corp.	28,700	289
BlackRock Kelso Capital Corp.	2,700	26
Capital Southwest Corp.	700	73
Gladstone Capital Corp.	7,000	107
Gladstone Investment Corp.	3,700	24
Harris & Harris Group, Inc., Class A *	8,400	50
Hercules Technology Growth Capital, Inc.	10,900	97
Kohlberg Capital Corp.	6,000	60
MCG Capital Corp.	23,500	93
Medallion Financial Corp.	2,400	23
MVC Capital, Inc.	6,100	83
NGP Capital Resources Co.	7,200	111
Patriot Capital Funding, Inc.	8,200	51
PennantPark Investment Corp.	4,100	30

EQUITY INDEX FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Investment Companies - 0.6% continued
Prospect Capital Corp.	8,400	$111

		1,773

Iron/Steel - 0.2%
China Precision Steel, Inc. *	6,200	27
Esmark, Inc. *	4,800	92
General Steel Holdings, Inc. *	3,600	56
Olympic Steel, Inc.	2,600	197
Sutor Technology Group Ltd. *	3,200	23
Universal Stainless & Alloy *	2,100	78

		473

Leisure Time - 0.5%
Ambassadors Group, Inc.	4,000	60
Brunswick Corp.	22,900	243
Callaway Golf Co.	18,547	220
Life Time Fitness, Inc. *	9,100	269
Marine Products Corp.	3,300	22
Nautilus, Inc.	8,337	42
Polaris Industries, Inc.	8,701	351
Town Sports International Holdings, Inc. *	6,000	56
WMS Industries, Inc. *	11,500	342

		1,605

Lodging - 0.2%
Ameristar Casinos, Inc.	7,100	98
Gaylord Entertainment Co. *	10,700	256
Lodgian, Inc. *	4,370	34
Marcus Corp.	5,525	83
Monarch Casino & Resort, Inc. *	4,600	54
Morgans Hotel Group Co. *	8,600	89
Riviera Holdings Corp. *	3,000	31

		645

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc. *	5,100	164

Machinery - Diversified - 1.9%
Alamo Group, Inc.	1,100	23
Albany International Corp., Class A	7,367	214
Altra Holdings, Inc. *	8,200	138
Applied Industrial Technologies, Inc.	10,953	265
Briggs & Stratton Corp.	12,800	162
Cascade Corp.	2,900	123
Chart Industries, Inc. *	8,100	394
Cognex Corp.	12,143	280
Columbus McKinnon Corp. of New York *	5,800	140
DXP Enterprises, Inc. *	1,300	54
Flow International Corp. *	9,400	73
Gehl Co. *	2,940	43
Gerber Scientific, Inc. *	7,900	90
Gorman-Rupp (The) Co.	3,683	147
Hurco Cos., Inc. *	2,100	65
Intermec, Inc. *	16,200	341
Intevac, Inc. *	6,900	78
iRobot Corp. *	5,800	80
Kadant, Inc. *	3,520	80
Key Technology, Inc. *	1,100	35
Lindsay Corp.	3,155	268
Middleby Corp. *	5,000	219
NACCO Industries, Inc., Class A	1,500	111
Nordson Corp.	9,500	692
Presstek, Inc. *	5,400	27
Robbins & Myers, Inc.	7,200	359
Sauer-Danfoss, Inc.	3,700	115
Tecumseh Products Co., Class A *	4,900	161
Tennant Co.	5,100	153
TurboChef Technologies, Inc. *	5,000	24
Twin Disc, Inc.	2,900	61
Wabtec Corp.	13,174	640

		5,655

Media - 0.8%
AH Belo Corp.	7,980	46
Belo Corp., Class A	21,400	156
Charter Communications, Inc., Class A *	103,700	109
Citadel Broadcasting Corp. *	48,100	59
CKX, Inc. *	13,000	114
Courier Corp.	2,825	57
Cox Radio, Inc., Class A *	7,800	92
Crown Media Holdings, Inc., Class A *	4,000	19
Cumulus Media, Inc., Class A *	10,276	41
DG FastChannel, Inc. *	4,900	85
Dolan Media Co. *	6,800	124
Entercom Communications Corp., Class A	7,700	54
Entravision Communications Corp., Class A *	16,000	64
Fisher Communications, Inc. *	2,100	72
GateHouse Media, Inc.	5,850	14
Gray Television, Inc.	11,000	32
Idearc, Inc.	37,100	87
Journal Communications, Inc., Class A	11,000	53
Lee Enterprises, Inc.	15,700	63
Lin TV Corp., Class A *	7,100	42

NORTHERN FUNDS QUARTERLY REPORT    14    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Media - 0.8% continued
Martha Stewart Living Omnimedia, Inc., Class A *	8,400	$62
McClatchy Co., Class A	13,700	93
Media General, Inc., Class A	5,800	69
Mediacom Communications Corp., Class A *	13,500	72
Playboy Enterprises, Inc., Class B *	8,400	42
Primedia, Inc.	10,150	47
R.H. Donnelley Corp. *	16,400	49
Scholastic Corp. *	7,400	212
Sinclair Broadcast Group, Inc., Class A	16,600	126
Value Line, Inc.	400	13
Westwood One, Inc. *	19,300	23
World Wrestling Entertainment, Inc., Class A	7,200	111

		2,302

Metal Fabrication/Hardware - 1.0%
Ampco-Pittsburgh Corp.	2,600	116
Castle (A.M.) & Co.	4,100	117
CIRCOR International, Inc.	4,500	220
Dynamic Materials Corp.	3,100	102
Foster (L.B.) Co., Class A *	3,400	113
Furmanite Corp. *	8,400	67
Haynes International, Inc. *	3,100	178
Kaydon Corp.	7,113	366
Ladish Co., Inc. *	4,700	97
Lawson Products, Inc.	1,040	26
Mueller Industries, Inc.	9,600	309
Mueller Water Products, Inc., Class A	33,300	269
NN, Inc.	5,600	78
Northwest Pipe Co. *	2,800	156
RBC Bearings, Inc. *	5,600	187
Sun Hydraulics, Inc.	3,550	115
Worthington Industries, Inc.	16,900	346

		2,862

Mining - 1.1%
Allied Nevada Gold Corp. *	10,700	63
AMCOL International Corp.	6,614	188
Apex Silver Mines Ltd. *	18,200	89
Brush Engineered Materials, Inc. *	5,300	129
Coeur D’alene Mines Corp. *	147,100	427
Compass Minerals International, Inc.	8,700	701
General Moly, Inc. *	18,800	148
Hecla Mining Co. *	34,500	319
Horsehead Holding Corp. *	8,600	105
Kaiser Aluminum Corp.	4,700	252
Royal Gold, Inc.	8,700	273
RTI International Metals, Inc. *	6,000	214
Stillwater Mining Co. *	10,550	125
Uranium Resources, Inc. *	14,500	53
USEC, Inc. *	29,500	179

		3,265

Miscellaneous Manufacturing - 2.1%
Actuant Corp., Class A	14,810	464
Acuity Brands, Inc.	10,800	519
American Railcar Industries, Inc.	2,600	44
Ameron International Corp.	2,300	276
AZZ, Inc. *	3,700	148
Barnes Group, Inc.	12,364	285
Blount International, Inc. *	10,900	127
Ceradyne, Inc. *	6,850	235
Clarcor, Inc.	14,524	510
Colfax Corp. *	6,567	165
EnPro Industries, Inc. *	5,600	209
ESCO Technologies, Inc. *	6,700	314
Federal Signal Corp.	12,400	149
Freightcar America, Inc.	3,600	128
GenTek, Inc. *	2,800	75
Griffon Corp. *	8,963	78
Hexcel Corp. *	25,507	492
Koppers Holdings, Inc.	6,100	255
Lancaster Colony Corp.	6,300	191
LSB Industries, Inc. *	5,400	107
Lydall, Inc. *	5,600	70
Matthews International Corp., Class A	9,100	412
Myers Industries, Inc.	7,306	60
Park-Ohio Holdings Corp. *	1,700	25
Peerless Manufacturing Co. *	1,400	66
Polypore International, Inc. *	4,000	101
Raven Industries, Inc.	4,500	147
Reddy Ice Holdings, Inc.	5,900	81
Smith & Wesson Holding Corp. *	12,000	63
Smith (A.O.) Corp.	5,300	174
Standex International Corp.	3,500	73
Tredegar Corp.	7,050	104
Trimas Corp. *	2,900	17

		6,164

Office Furnishings - 0.3%
Herman Miller, Inc.	15,300	381
HNI Corp.	11,300	199
Interface, Inc., Class A	15,300	192

EQUITY INDEX FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Office Furnishings - 0.3% continued
Knoll, Inc.	12,560	$153

		925

Office/Business Equipment - 0.1%
IKON Office Solutions, Inc.	21,100	238

Oil & Gas - 5.5%
Abraxas Petroleum Corp. *	13,700	74
Alon USA Energy, Inc.	3,500	42
American Oil & Gas, Inc. *	12,600	49
APCO Argentina, Inc.	1,600	46
Approach Resources, Inc. *	3,126	84
Arena Resources, Inc. *	9,300	491
Atlas America, Inc.	9,990	450
ATP Oil & Gas Corp. *	7,307	288
Berry Petroleum Co., Class A	11,300	665
Bill Barrett Corp. *	9,670	575
BMB Munai, Inc. *	12,800	76
Bois d’Arc Energy, Inc. *	4,600	112
BPZ Energy, Inc. *	17,100	503
Brigham Exploration Co. *	13,000	206
Bronco Drilling Co., Inc. *	8,300	153
Callon Petroleum Co. *	6,400	175
Cano Petroleum, Inc. *	11,700	93
Carrizo Oil & Gas, Inc. *	7,354	501
Cheniere Energy, Inc. *	14,900	65
Clayton Williams Energy, Inc. *	1,600	176
Comstock Resources, Inc. *	12,300	1,038
Concho Resources, Inc. *	13,100	489
Contango Oil & Gas Co. *	3,800	353
Crosstex Energy, Inc.	11,689	405
CVR Energy, Inc. *	7,003	135
Delek US Holdings, Inc.	3,100	29
Delta Petroleum Corp. *	17,900	457
Double Eagle Petroleum Co. *	3,200	58
Endeavour International Corp. *	37,300	81
Energy Partners Ltd. *	7,967	119
Energy XXI Bermuda Ltd. *	21,200	147
EXCO Resources, Inc. *	19,900	735
FX Energy, Inc. *	12,900	68
Gasco Energy, Inc. *	28,700	119
GeoGlobal Resources, Inc. *	8,600	18
GeoMet, Inc. *	2,988	28
Georesources, Inc. *	2,100	39
GMX Resources, Inc. *	4,000	296
Goodrich Petroleum Corp. *	5,300	439
Gran Tierra Energy, Inc. *	27,800	222
Grey Wolf, Inc. *	46,800	423
Gulfport Energy Corp. *	8,000	132
Harvest Natural Resources, Inc. *	11,100	123
Houston American Energy Corp. *	5,200	58
McMoRan Exploration Co. *	13,400	369
Meridian Resource Corp. *	23,512	69
Northern Oil And Gas, Inc. *	6,400	85
Oilsands Quest, Inc. *	43,200	281
Panhandle Royalty Co., Class A	1,600	54
Parallel Petroleum Corp. *	11,400	229
Parker Drilling Co. *	29,400	294
Penn Virginia Corp.	11,100	837
Petroleum Development Corp. *	4,302	286
Petroquest Energy, Inc. *	11,300	304
Pioneer Drilling Co. *	12,900	243
Quest Resource Corp. *	6,700	76
RAM Energy Resources, Inc. *	13,000	82
Rex Energy Corp. *	5,200	137
Rosetta Resources, Inc. *	14,070	401
Stone Energy Corp. *	7,476	493
Sulphco, Inc. *	10,300	23
Swift Energy Co. *	7,990	528
Toreador Resources Corp. *	5,800	49
Tri-Valley Corp. *	7,800	58
TXCO Resources, Inc. *	10,800	127
Vaalco Energy, Inc. *	17,900	152
Venoco, Inc. *	5,063	118
Warren Resources, Inc. *	14,730	216
Western Refining, Inc.	7,400	88

		16,434

Oil & Gas Services - 2.2%
Allis-Chalmers Energy, Inc. *	7,100	126
Basic Energy Services, Inc. *	11,900	375
Bolt Technology Corp. *	3,000	68
Cal Dive International, Inc. *	10,833	155
CARBO Ceramics, Inc.	5,500	321
Complete Production Services, Inc. *	12,700	462
Dawson Geophysical Co. *	2,400	143
Dril-Quip, Inc. *	8,200	517
Flotek Industries, Inc. *	6,500	134
Geokinetics, Inc. *	2,200	40
Gulf Island Fabrication, Inc.	3,700	181
Hornbeck Offshore Services, Inc. *	5,900	333

NORTHERN FUNDS QUARTERLY REPORT    16    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Oil & Gas Services - 2.2% continued
ION Geophysical Corp. *	22,400	$391
Lufkin Industries, Inc.	4,300	358
Matrix Service Co. *	7,600	175
Mitcham Industries, Inc. *	3,500	60
NATCO Group, Inc., Class A *	5,200	283
Natural Gas Services Group, Inc. *	3,800	116
Newpark Resources, Inc. *	26,280	206
RPC, Inc.	8,141	137
Superior Well Services, Inc. *	5,100	162
T-3 Energy Services, Inc. *	3,600	286
Trico Marine Services, Inc. *	4,000	146
Union Drilling, Inc. *	4,300	93
W-H Energy Services, Inc. *	8,300	795
Willbros Group, Inc. *	10,400	456

		6,519

Packaging & Containers - 0.2%
AEP Industries, Inc. *	1,800	31
Graphic Packaging Holding Co. *	33,600	68
Silgan Holdings, Inc.	7,400	376

		475

Pharmaceuticals - 3.3%
Acadia Pharmaceuticals, Inc. *	8,800	32
Adolor Corp. *	14,900	82
Akorn, Inc. *	15,000	50
Alexza Pharmaceuticals, Inc. *	5,600	22
Alkermes, Inc. *	27,500	340
Allos Therapeutics, Inc. *	12,900	89
Alnylam Pharmaceuticals, Inc. *	10,200	273
Alpharma, Inc., Class A *	12,950	292
Amicus Therapeutics, Inc. *	2,400	26
Ardea Biosciences, Inc. *	2,200	28
Array Biopharma, Inc. *	11,400	54
Auxilium Pharmaceuticals, Inc. *	11,700	393
Bentley Pharmaceuticals, Inc. *	6,100	99
Biodel, Inc. *	2,339	30
BioForm Medical, Inc. *	3,880	16
Cadence Pharmaceuticals, Inc. *	3,163	19
Caraco Pharmaceutical Laboratories Ltd. *	2,000	26
Cubist Pharmaceuticals, Inc. *	15,300	273
CV Therapeutics, Inc. *	17,800	147
Cypress Bioscience, Inc. *	11,500	83
Cytori Therapeutics, Inc. *	7,000	45
Dendreon Corp. *	27,800	124
Depomed, Inc. *	10,400	33
Discovery Laboratories, Inc. *	30,900	51
Durect Corp. *	16,700	61
Dyax Corp. *	12,300	38
HealthExtras, Inc. *	9,600	289
I-Flow Corp. *	7,200	73
Idenix Pharmaceuticals, Inc. *	6,800	49
Indevus Pharmaceuticals, Inc. *	28,300	44
Inspire Pharmaceuticals, Inc. *	13,900	59
Isis Pharmaceuticals, Inc. *	25,100	342
Javelin Pharmaceuticals, Inc. *	9,600	22
KV Pharmaceutical Co., Class A *	10,000	193
Ligand Pharmaceuticals, Inc., Class B *	21,500	56
Mannatech, Inc.	4,700	26
MannKind Corp. *	16,600	50
MAP Pharmaceuticals, Inc. *	941	10
Medarex, Inc. *	33,400	221
Medicines Co. *	15,100	299
Medicis Pharmaceutical Corp., Class A	14,800	308
MiddleBrook Pharmaceuticals, Inc. *	12,400	42
Nabi Biopharmaceuticals *	16,500	65
Neogen Corp. *	3,300	76
Neurocrine Biosciences, Inc. *	12,800	54
Noven Pharmaceuticals, Inc. *	7,300	78
Obagi Medical Products, Inc. *	5,900	50
Omega Protein Corp. *	5,800	87
Onyx Pharmaceuticals, Inc. *	14,900	530
OSI Pharmaceuticals, Inc. *	15,300	632
Osiris Therapeutics, Inc. *	3,200	41
Pain Therapeutics, Inc. *	11,100	88
Par Pharmaceutical Cos., Inc. *	9,900	161
PetMed Express, Inc. *	7,500	92
Pharmasset, Inc. *	4,900	93
PharMerica Corp. *	8,954	202
Pozen, Inc. *	8,200	89
Progenics Pharmaceuticals, Inc. *	7,882	125
Questcor Pharmaceuticals, Inc. *	12,500	58
Rigel Pharmaceuticals, Inc. *	9,600	218
Salix Pharmaceuticals Ltd. *	14,500	102
Sciele Pharma, Inc.	10,300	199
Synta Pharmaceuticals Corp. *	2,800	17
Synutra International, Inc. *	2,500	81
Theravance, Inc. *	15,200	180
United Therapeutics Corp. *	5,946	581
USANA Health Sciences, Inc. *	2,600	70

EQUITY INDEX FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Pharmaceuticals - 3.3% continued
Valeant Pharmaceuticals International *	20,200	$346
Viropharma, Inc. *	20,200	223
Vivus, Inc. *	18,300	122
Xenoport, Inc. *	7,300	285
Zymogenetics, Inc. *	12,000	101

		9,855

Real Estate - 0.2%
Avatar Holdings, Inc. *	2,100	64
Consolidated-Tomoka Land Co. of Florida	1,600	67
Forestar Real Estate Group, Inc. *	9,100	173
FX Real Estate and Entertainment, Inc. *	2,240	4
Grubb & Ellis Co.	8,800	34
Hilltop Holdings, Inc. *	12,074	124
Meruelo Maddux Properties, Inc. *	12,300	27
Stratus Properties, Inc. *	900	16
Thomas Properties Group, Inc.	7,900	78

		587

Real Estate Investment Trusts - 5.4%
Acadia Realty Trust	8,185	189
Agree Realty Corp.	2,100	46
Alexander’s, Inc. *	600	186
American Campus Communities, Inc.	11,764	328
American Capital Agency Corp.	3,300	55
Anthracite Capital, Inc.	15,600	110
Anworth Mortgage Asset Corp.	20,700	135
Arbor Realty Trust, Inc.	5,700	51
Ashford Hospitality Trust, Inc.	30,081	139
Associated Estates Realty Corp.	5,500	59
BioMed Realty Trust, Inc.	20,700	508
Capital Lease Funding, Inc.	9,100	68
Capital Trust, Inc. of New York, Class A	3,800	73
Capstead Mortgage Corp.	13,600	148
Care Investment Trust, Inc.	1,800	17
Cedar Shopping Centers, Inc.	12,400	145
Chimera Investment Corp.	7,894	71
Cogdell Spencer, Inc.	1,700	28
Colonial Properties Trust	11,800	236
Corporate Office Properties Trust	10,017	344
Cousins Properties, Inc.	13,800	319
DCT Industrial Trust, Inc.	50,400	417
DiamondRock Hospitality Co.	25,500	278
DuPont Fabros Technology, Inc.	4,330	81
EastGroup Properties, Inc.	7,600	326
Education Realty Trust, Inc.	8,760	102
Entertainment Properties Trust	7,875	389
Equity Lifestyle Properties, Inc.	6,200	273
Equity One, Inc.	10,100	208
Extra Space Storage, Inc.	23,300	358
FelCor Lodging Trust, Inc.	16,900	177
First Industrial Realty Trust, Inc.	11,500	316
First Potomac Realty Trust	8,100	123
Franklin Street Properties Corp.	15,642	198
Getty Realty Corp.	5,500	79
Glimcher Realty Trust	10,200	114
Gramercy Capital Corp. of New York	10,279	119
Hatteras Financial Corp.	2,600	60
Healthcare Realty Trust, Inc.	12,900	307
Hersha Hospitality Trust	14,100	106
Highwoods Properties, Inc.	16,700	525
Home Properties, Inc.	8,400	404
Inland Real Estate Corp.	15,100	218
Investors Real Estate Trust	12,700	121
JER Investors Trust, Inc.	8,000	50
Kite Realty Group Trust	7,200	90
LaSalle Hotel Properties	10,100	254
Lexington Realty Trust	15,540	212
LTC Properties, Inc.	7,200	184
Maguire Properties, Inc.	11,500	140
Medical Properties Trust, Inc.	16,600	168
MFA Mortgage Investments, Inc.	39,000	254
Mid-America Apartment Communities, Inc.	7,800	398
Mission West Properties	3,400	37
National Health Investors, Inc.	5,900	168
National Retail Properties, Inc.	18,800	393
Newcastle Investment Corp.	12,600	88
NorthStar Realty Finance Corp.	17,100	142
OMEGA Healthcare Investors, Inc.	20,400	340
One Liberty Properties, Inc.	900	15
Parkway Properties, Inc. of Maryland	4,700	159
Pennsylvania Real Estate Investment Trust	8,701	201
Post Properties, Inc.	11,400	339
PS Business Parks, Inc.	4,100	212
RAIT Financial Trust	18,200	135
Ramco-Gershenson Properties	4,600	94
Realty Income Corp.	29,100	662
Redwood Trust, Inc.	8,500	194
Resource Capital Corp.	5,800	42
Saul Centers, Inc.	3,200	150

NORTHERN FUNDS QUARTERLY REPORT    18    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Real Estate Investment Trusts - 5.4% continued
Senior Housing Properties Trust	24,900	$486
Sovran Self Storage, Inc.	5,300	220
Strategic Hotels & Resorts, Inc.	18,862	177
Sun Communities, Inc.	5,400	98
Sunstone Hotel Investors, Inc.	15,700	261
Tanger Factory Outlet Centers, Inc.	9,400	338
U-Store-It Trust	15,300	183
Universal Health Realty Income Trust	3,700	111
Urstadt Biddle Properties, Inc., Class A	5,800	85
Washington Real Estate Investment Trust	14,600	439
Winthrop Realty Trust	10,500	38

		16,111

Retail - 4.8%
99 Cents Only Stores *	12,200	81
Aeropostale, Inc. *	17,900	561
AFC Enterprises *	7,500	60
America’s Car-Mart, Inc. *	3,700	66
Asbury Automotive Group, Inc.	8,900	114
Bebe Stores, Inc.	9,300	89
Big 5 Sporting Goods Corp.	6,800	52
BJ’s Restaurants, Inc. *	6,200	60
Blockbuster, Inc., Class A *	52,700	132
Bob Evans Farms, Inc.	9,100	260
Borders Group, Inc.	18,300	110
Brown Shoe Co., Inc.	11,400	155
Buckle (The), Inc.	4,600	210
Buffalo Wild Wings, Inc. *	4,400	109
Build-A-Bear Workshop, Inc. *	5,900	43
Cabela’s, Inc. *	9,400	104
Cache, Inc. *	4,100	44
California Pizza Kitchen, Inc. *	7,600	85
Casey’s General Stores, Inc.	14,800	343
Cash America International, Inc.	7,700	239
Casual Male Retail Group, Inc. *	9,300	28
Cato (The) Corp., Class A	8,600	122
CBRL Group, Inc.	6,000	147
CEC Entertainment, Inc. *	5,992	168
Charlotte Russe Holding, Inc. *	6,500	115
Charming Shoppes, Inc. *	30,300	139
Cheesecake Factory (The), Inc. *	17,300	275
Chico’s FAS, Inc. *	46,500	250
Children’s Place Retail Stores (The), Inc. *	6,200	224
Christopher & Banks Corp.	9,425	64
Circuit City Stores, Inc.	43,000	124
Citi Trends, Inc. *	4,400	100
CKE Restaurants, Inc.	14,500	181
Coldwater Creek, Inc. *	17,700	93
Collective Brands, Inc. *	16,500	192
Columbia Sportswear Co.	3,900	143
Conn’s, Inc. *	3,200	51
CSK Auto Corp. *	11,200	117
Denny’s Corp. *	26,300	75
Dillard’s, Inc., Class A	15,300	177
DineEquity, Inc.	4,400	164
Domino’s Pizza, Inc. *	10,400	120
Dress Barn, Inc. *	13,400	179
DSW, Inc., Class A *	5,000	59
Ezcorp, Inc., Class A *	11,500	147
FGX International Holdings Ltd. *	2,200	18
Finish Line (The), Inc., Class A *	12,805	111
First Cash Financial Services, Inc. *	6,300	94
Fred’s, Inc., Class A	12,325	139
Fuqi International, Inc. *	3,800	33
Genesco, Inc. *	5,900	182
Group 1 Automotive, Inc.	5,700	113
Haverty Furniture Cos., Inc.	6,500	65
hhgregg, Inc. *	4,745	47
Hibbett Sports, Inc. *	8,243	174
HOT Topic, Inc. *	13,825	75
Insight Enterprises, Inc. *	13,950	164
J Crew Group, Inc. *	11,300	373
Jack in the Box, Inc. *	15,400	345
Jo-Ann Stores, Inc. *	7,510	173
Jos. A. Bank Clothiers, Inc. *	5,433	145
Kenneth Cole Productions, Inc., Class A	3,442	44
Krispy Kreme Doughnuts, Inc. *	16,700	83
Landry’s Restaurants, Inc.	4,084	73
Longs Drug Stores Corp.	8,300	350
Luby’s, Inc. *	3,500	21
Lululemon Athletica, Inc. *	5,400	157
Lumber Liquidators, Inc. *	3,500	46
MarineMax, Inc. *	6,100	44
Men’s Wearhouse, Inc.	13,700	223
Movado Group, Inc.	5,200	103
New York & Co., Inc. *	7,100	65
Nu Skin Enterprises, Inc., Class A	12,700	190
O’Charleys, Inc.	5,800	58
P.F. Chang’s China Bistro, Inc. *	6,100	136

EQUITY INDEX FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Retail - 4.8% continued
Pacific Sunwear of California, Inc. *	18,200	$155
Pantry (The), Inc. *	7,100	76
Papa John’s International, Inc. *	6,750	180
PC Connection, Inc. *	1,600	15
PC Mall, Inc. *	3,800	52
Pep Boys - Manny, Moe & Jack	10,100	88
Pier 1 Imports, Inc. *	22,900	79
Pricesmart, Inc.	3,300	65
Red Robin Gourmet Burgers, Inc. *	4,900	136
Regis Corp.	11,200	295
Retail Ventures, Inc. *	10,100	46
Ruby Tuesday, Inc.	13,800	75
Rush Enterprises, Inc., Class A *	10,350	124
Ruth’s Chris Steak House *	8,000	41
Sally Beauty Holdings, Inc. *	24,400	158
School Specialty, Inc. *	6,050	180
Shoe Carnival, Inc. *	3,300	39
Sonic Automotive, Inc., Class A	7,400	95
Sonic Corp. *	15,400	228
Stage Stores, Inc.	9,675	113
Steak n Shake (The) Co. *	10,104	64
Stein Mart, Inc.	7,000	32
Systemax, Inc.	2,200	39
Talbots, Inc.	7,500	87
Texas Roadhouse, Inc., Class A *	13,600	122
Titan Machinery, Inc. *	2,200	69
Tractor Supply Co. *	9,800	285
Triarc Cos., Inc., Class B	15,903	101
Tuesday Morning Corp. *	7,800	32
Tween Brands, Inc. *	7,500	123
Ulta Salon Cosmetics & Fragrance, Inc. *	4,400	49
Under Armour, Inc., Class A *	8,500	218
Wet Seal (The), Inc., Class A *	27,600	132
World Fuel Services Corp.	7,200	158
Zale Corp. *	9,100	172
Zumiez, Inc. *	4,900	81

		14,219

Savings & Loans - 1.0%
Abington Bancorp, Inc.	4,800	44
Anchor BanCorp Wisconsin, Inc.	4,900	34
BankFinancial Corp.	5,800	75
Beneficial Mutual Bancorp, Inc. *	9,700	107
Berkshire Hills Bancorp, Inc.	2,400	57
Brookline Bancorp, Inc.	18,303	175
Clifton Savings Bancorp, Inc.	3,400	33
Danvers Bancorp, Inc. *	3,600	40
Dime Community Bancshares	7,725	127
Downey Financial Corp.	7,300	20
ESSA Bancorp, Inc.	3,100	39
First Financial Holdings, Inc.	3,000	51
First Financial Northwest, Inc.	4,500	45
First Niagara Financial Group, Inc.	32,119	413
First Place Financial Corp. of Ohio	6,000	56
FirstFed Financial Corp. *	5,050	41
Flagstar Bancorp, Inc.	11,200	34
Flushing Financial Corp.	6,925	131
Guaranty Financial Group, Inc. *	11,800	63
Investors Bancorp, Inc. *	13,200	172
Kearny Financial Corp.	5,900	65
MASSBANK Corp.	400	16
NASB Financial, Inc.	1,000	18
NewAlliance Bancshares, Inc.	30,200	377
Northwest Bancorp, Inc.	4,700	103
OceanFirst Financial Corp.	1,300	23
Oritani Financial Corp. *	2,600	42
Provident Financial Services, Inc.	15,629	219
Provident New York Bancorp	10,961	121
Rockville Financial, Inc.	2,200	28
Roma Financial Corp.	2,600	34
United Community Financial Corp. of Ohio	7,400	28
United Financial Bancorp, Inc.	3,100	35
ViewPoint Financial Group	3,300	49
Wauwatosa Holdings, Inc. *	2,900	31
Westfield Financial, Inc.	6,337	57
WSFS Financial Corp.	1,600	71

		3,074

Semiconductors - 3.1%
Actel Corp. *	7,900	133
Advanced Analogic Technologies, Inc. *	14,800	61
Amkor Technology, Inc. *	28,900	301
Anadigics, Inc. *	16,200	160
Applied Micro Circuits Corp. *	18,475	158
Asyst Technologies, Inc. *	16,400	59
ATMI, Inc. *	9,600	268
AuthenTec, Inc. *	8,037	84
Axcelis Technologies, Inc. *	25,700	125
Bookham, Inc. *	22,200	38
Brooks Automation, Inc. *	19,044	157

NORTHERN FUNDS QUARTERLY REPORT    20    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Semiconductors - 3.1% continued
Cabot Microelectronics Corp. *	6,000	$199
Cavium Networks, Inc. *	7,796	164
Ceva, Inc. *	4,100	33
Cirrus Logic, Inc. *	20,200	112
Cohu, Inc.	6,200	91
Diodes, Inc. *	7,537	208
DSP Group, Inc. *	8,300	58
EMCORE Corp. *	19,000	119
Emulex Corp. *	21,600	252
Entegris, Inc. *	30,077	197
Entropic Communications, Inc. *	2,300	11
Exar Corp. *	12,200	92
Formfactor, Inc. *	13,000	240
Hittite Microwave Corp. *	4,900	175
IPG Photonics Corp. *	4,462	84
IXYS Corp. *	7,700	92
Kopin Corp. *	15,100	43
Kulicke & Soffa Industries, Inc. *	16,000	117
Lattice Semiconductor Corp. *	35,600	111
LTX Corp. *	16,700	37
Mattson Technology, Inc. *	15,900	76
Micrel, Inc.	13,100	120
Microsemi Corp. *	20,900	526
Microtune, Inc. *	14,500	50
MIPS Technologies, Inc. *	11,900	45
MKS Instruments, Inc. *	12,900	282
Monolithic Power Systems, Inc. *	7,800	169
Netlogic Microsystems, Inc. *	4,400	146
Omnivision Technologies, Inc. *	13,900	168
Pericom Semiconductor Corp. *	7,000	104
Photronics, Inc. *	10,800	76
PLX Technology, Inc. *	8,800	67
PMC - Sierra, Inc. *	58,700	449
Power Integrations, Inc. *	7,700	243
Rubicon Technology, Inc. *	4,100	83
Rudolph Technologies, Inc. *	6,632	51
Semitool, Inc. *	6,100	46
Semtech Corp. *	15,900	224
Sigma Designs, Inc. *	7,400	103
Silicon Image, Inc. *	22,800	165
Sirf Technology Holdings, Inc. *	16,800	73
Skyworks Solutions, Inc. *	43,300	427
Spansion, Inc., Class A *	30,600	69
Standard Microsystems Corp. *	5,800	157
Supertex, Inc. *	3,500	82
Techwell, Inc. *	5,300	65
Tessera Technologies, Inc. *	12,600	206
Transmeta Corp./Delaware *	4,300	59
TriQuint Semiconductor, Inc. *	37,354	226
Ultra Clean Holdings *	7,100	56
Ultratech, Inc. *	7,300	113
Veeco Instruments, Inc. *	9,700	156
Volterra Semiconductor Corp. *	7,700	133
Zoran Corp. *	13,565	159

		9,153

Software - 3.7%
Accelrys, Inc. *	4,800	23
ACI Worldwide, Inc. *	10,000	176
Actuate Corp. *	19,400	76
Acxiom Corp.	15,700	180
Advent Software, Inc. *	5,000	180
Allscripts Healthcare Solutions, Inc. *	14,700	182
American Reprographics Co. *	9,140	152
ArcSight, Inc. *	144	1
Avid Technology, Inc. *	9,600	163
Blackbaud, Inc.	13,116	281
Blackboard, Inc. *	8,900	340
Bottomline Technologies, Inc. *	7,300	71
Callidus Software, Inc., *	5,900	29
CommVault Systems, Inc. *	11,047	184
Computer Programs & Systems, Inc.	3,500	61
Concur Technologies, Inc. *	11,600	385
CSG Systems International, Inc. *	10,900	120
DemandTec, Inc. *	4,100	31
Digi International, Inc. *	6,800	53
DivX, Inc. *	8,700	64
Double-Take Software, Inc. *	5,400	74
Ebix, Inc. *	400	31
Eclipsys Corp. *	15,800	290
Epicor Software Corp. *	18,100	125
EPIQ Systems, Inc. *	8,525	121
Fair Isaac Corp.	12,600	262
FalconStor Software, Inc. *	12,100	86
infoGROUP, Inc.	8,350	37
Informatica Corp. *	25,300	380
Innerworkings, Inc. *	9,894	118
Interactive Intelligence, Inc. *	4,700	55
JDA Software Group, Inc. *	6,800	123

EQUITY INDEX FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Software - 3.7% continued
Lawson Software, Inc. *	32,400	$236
Mantech International Corp., Class A *	6,100	294
MedAssets, Inc. *	3,746	64
MicroStrategy, Inc., Class A *	2,500	162
Midway Games, Inc. *	9,789	22
Monotype Imaging Holdings, Inc. *	2,900	35
MSC.Software Corp. *	11,000	121
NetSuite, Inc. *	1,800	37
Omnicell, Inc. *	10,000	132
Omniture, Inc. *	16,640	309
OpenTV Corp., Class A *	18,700	24
Parametric Technology Corp. *	30,620	510
Pegasystems, Inc.	3,400	46
Phase Forward, Inc. *	12,500	225
Phoenix Technologies Ltd. *	8,800	97
Progress Software Corp. *	11,100	284
PROS Holdings, Inc. *	3,800	43
RightNow Technologies, Inc. *	8,500	116
QAD, Inc.	3,900	26
Quality Systems, Inc.	5,400	158
Quest Software, Inc. *	18,800	278
Renaissance Learning, Inc.	2,300	26
Schawk, Inc.	3,800	46
Seachange International, Inc. *	10,200	73
Smith Micro Software, Inc. *	9,900	56
Solera Holdings, Inc. *	14,900	412
SPSS, Inc. *	5,000	182
Sybase, Inc. *	21,100	621
Synchronoss Technologies, Inc. *	6,900	62
SYNNEX Corp. *	4,100	103
Take-Two Interactive Software, Inc. *	20,500	524
Taleo Corp., Class A *	6,900	135
THQ, Inc. *	17,625	357
Trident Microsystems, Inc. *	19,600	72
Tyler Technologies, Inc. *	10,100	137
Ultimate Software Group, Inc. *	7,200	257
VeriFone Holdings, Inc. *	18,000	215
Wind River Systems, Inc. *	20,900	228

		11,179

Storage/Warehousing - 0.1%
Mobile Mini, Inc. *	10,200	204

Telecommunications - 4.0%
3Com Corp. *	105,500	224
Acme Packet, Inc. *	7,100	55
Adaptec, Inc. *	31,300	100
Adtran, Inc.	15,400	367
Airvana, Inc. *	4,669	25
Alaska Communications Systems Group, Inc.	13,300	159
Anaren, Inc. *	4,000	42
Anixter International, Inc. *	7,900	470
Applied Signal Technology, Inc.	2,400	33
Arris Group, Inc. *	33,866	286
Aruba Networks, Inc. *	15,400	81
Atheros Communications, Inc. *	15,900	477
Atlantic Tele-Network, Inc.	2,000	55
Avanex Corp. *	62,900	71
BigBand Networks, Inc. *	11,083	52
Black Box Corp.	4,500	122
Cbeyond, Inc. *	6,000	96
Centennial Communications Corp. *	20,200	141
Cincinnati Bell, Inc. *	64,000	255
Comtech Telecommunications Corp. *	7,025	344
Consolidated Communications Holdings, Inc.	7,243	108
CPI International, Inc. *	1,900	23
EMS Technologies, Inc. *	3,900	85
Extreme Networks *	36,400	103
Fairpoint Communications, Inc.	25,010	180
FiberTower Corp. *	27,700	39
Finisar Corp. *	75,100	89
Foundry Networks, Inc. *	38,800	459
General Communication, Inc., Class A *	13,800	95
GeoEye, Inc. *	5,600	99
Global Crossing Ltd. *	7,900	142
Globalstar, Inc. *	7,754	22
Globecomm Systems, Inc. *	4,000	33
Harmonic, Inc. *	27,100	258
Harris Stratex Networks, Inc., Class A *	6,600	63
Hughes Communications, Inc. *	1,800	88
Hypercom Corp. *	14,700	65
ICO Global Communications Holdings Ltd. *	26,100	85
IDT Corp., Class B *	12,300	21
Infinera Corp. *	24,266	214
InterDigital, Inc. *	13,000	316
Iowa Telecommunications Services, Inc.	8,200	144
iPCS, Inc. *	5,100	151
Ixia *	11,700	81
Knology, Inc. *	6,800	75
Loral Space & Communications, Inc. *	3,100	55

NORTHERN FUNDS QUARTERLY REPORT    22    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Telecommunications - 4.0% continued
Mastec, Inc. *	11,000	$117
MRV Communications, Inc. *	34,334	41
Netgear, Inc. *	8,900	123
Neutral Tandem, Inc. *	4,000	70
Nextwave Wireless, Inc. *	10,600	43
Novatel Wireless, Inc. *	9,100	101
NTELOS Holdings Corp.	7,600	193
Oplink Communications, Inc. *	5,228	50
Opnext, Inc. *	6,832	37
Optium Corp. *	4,990	36
Orbcomm, Inc. *	7,200	41
PAETEC Holding Corp. *	32,287	205
Parkervision, Inc. *	5,400	54
Plantronics, Inc.	12,800	286
Polycom, Inc. *	23,300	568
Powerwave Technologies, Inc. *	36,500	155
Premiere Global Services, Inc. *	15,600	227
Radyne Corp. *	6,100	70
RCN Corp. *	11,600	125
RF Micro Devices, Inc. *	68,803	200
Rural Cellular Corp., Class A *	4,000	178
SAVVIS, Inc. *	9,600	124
Shenandoah Telecom Co.	6,429	84
ShoreTel, Inc. *	9,563	42
Sonus Networks, Inc. *	56,000	192
Starent Networks Corp. *	9,076	114
Switch & Data Facilities Co., Inc. *	5,078	86
Sycamore Networks, Inc. *	46,600	150
Symmetricom, Inc. *	12,600	48
Syniverse Holdings, Inc. *	13,180	214
Tekelec *	19,100	281
TerreStar Corp. *	13,600	54
tw telecom, Inc. *	41,400	664
USA Mobility, Inc. *	8,276	62
UTStarcom, Inc. *	29,900	164
Viasat, Inc. *	7,700	156
Virgin Mobile USA, Inc. *	6,183	17
Vonage Holdings Corp. *	13,200	22

		11,942

Textiles - 0.1%
Angelica Corp.	2,600	55
G&K Services, Inc., Class A	5,450	166
Unifirst Corp. of Massachusetts	4,300	192

		413

Toys, Games & Hobbies - 0.3%
Jakks Pacific, Inc. *	8,250	180
Leapfrog Enterprises, Inc. *	10,500	88
Marvel Entertainment, Inc. *	13,400	431
RC2 Corp. *	5,509	102

		801

Transportation - 2.2%
American Commercial Lines, Inc. *	11,600	127
Arkansas Best Corp.	5,800	212
Arlington Tankers Ltd.	2,400	56
Atlas Air Worldwide Holdings, Inc. *	3,999	198
Bristow Group, Inc. *	5,227	259
Celadon Group, Inc. *	7,500	75
Double Hull Tankers, Inc.	12,600	126
Dynamex, Inc. *	3,010	81
Eagle Bulk Shipping, Inc.	12,300	364
Forward Air Corp.	8,450	292
Genco Shipping & Trading Ltd.	5,940	387
General Maritime Corp.	7,000	182
Genesee & Wyoming, Inc., Class A *	7,925	270
Golar LNG Ltd.	9,700	150
Gulfmark Offshore, Inc. *	5,900	343
Heartland Express, Inc.	16,870	252
Horizon Lines, Inc., Class A	9,400	94
HUB Group, Inc., Class A *	10,000	341
International Shipholding Corp. *	2,300	54
Knight Transportation, Inc.	14,439	264
Knightsbridge Tankers Ltd.	5,300	171
Marten Transport Ltd. *	4,150	66
Nordic American Tanker Shipping	9,000	349
Old Dominion Freight Line, Inc. *	8,125	244
Pacer International, Inc.	10,400	224
Patriot Transportation Holding, Inc. *	400	32
PHI, Inc. *	3,400	137
Saia, Inc. *	5,000	55
Ship Finance International Ltd.	10,800	319
TBS International Ltd., Class A *	2,600	104
Teekay Tankers Ltd.	4,400	102
Ultrapetrol Bahamas Ltd. *	6,200	78
Universal Truckload Services, Inc. *	1,700	37
Werner Enterprises, Inc.	13,100	243
YRC Worldwide, Inc. *	14,800	220

		6,508

Trucking & Leasing - 0.1%
Aircastle Ltd.	11,400	96

EQUITY INDEX FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Trucking & Leasing - 0.1% continued
AMERCO, Inc. *	2,600	$124
Greenbrier Cos., Inc.	5,100	103
TAL International Group, Inc.	4,400	100
Textainer Group Holdings Ltd.	2,000	39

		462

Water - 0.3%
American States Water Co.	4,300	150
California Water Service Group	4,900	161
Connecticut Water Service, Inc.	1,000	22
Consolidated Water Co., Inc.	4,900	97
Middlesex Water Co.	2,000	33
Pico Holdings, Inc. *	4,800	209
SJW Corp.	3,900	103
Southwest Water Co.	6,197	62

		837

Total Common Stocks

(Cost $287,680)		288,828

INVESTMENT COMPANY - 0.0%
Kayne Anderson Energy Development Co.	2,300	53

Total Investment Company

(Cost $58)		53

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Lantronix, Inc.	141	—
Pegasus Wireless Corp., Exp. 12/18/08, Strike $8.00 (1)*	1,680	—
Total Warrants

(Cost $-)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 2.5%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$6,791	6,791
U.S. Treasury Bill (2) 2.09%, 12/4/08	655	649

Total Short-Term Investments

(Cost $7,440)		7,440

Total Investments - 99.1%

(Cost $295,178)		296,321
Other Assets less Liabilities - 0.9%		2,621

NET ASSETS - 100.0%		$298,942

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini Russell 2000	153	$10,583	Long	9/08	$(512)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    24    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$288,881	$(512)
Level 2	7,440	—
Level 3	—	—

Total	$296,321	$(512)

*	Other financial instruments include futures and forwards, if applicable.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$295,178

Gross tax appreciation of investments	$55,765
Gross tax depreciation of investments	(54,622)

Net tax appreciation of investments	$1,143

EQUITY INDEX FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8%
Advertising - 0.2%
Interpublic Group of Cos. (The), Inc. *	45,835	$394
Omnicom Group, Inc.	32,500	1,459

		1,853

Aerospace/Defense - 2.2%
Boeing (The) Co.	76,568	5,032
General Dynamics Corp.	40,900	3,444
Goodrich Corp.	11,300	536
L-3 Communications Holdings, Inc.	11,900	1,081
Lockheed Martin Corp.	34,846	3,438
Northrop Grumman Corp.	34,498	2,308
Raytheon Co.	43,100	2,426
Rockwell Collins, Inc.	15,600	748
United Technologies Corp.	97,900	6,041

		25,054

Agriculture - 1.7%
Altria Group, Inc.	211,600	4,350
Archer-Daniels-Midland Co.	65,492	2,210
Lorillard, Inc. *	18,504	1,280
Philip Morris International, Inc.	211,500	10,446
Reynolds American, Inc.	16,500	770
UST, Inc.	16,000	874

		19,930

Airlines - 0.1%
Southwest Airlines Co.	76,930	1,003

Apparel - 0.4%
Coach, Inc. *	33,900	979
Jones Apparel Group, Inc.	8,900	122
Liz Claiborne, Inc.	9,800	139
NIKE, Inc., Class B	38,900	2,319
Polo Ralph Lauren Corp.	5,800	364
VF Corp.	7,928	564

		4,487

Auto Manufacturers - 0.3%
Ford Motor Co. *	221,303	1,064
General Motors Corp.	56,000	644
PACCAR, Inc.	37,978	1,589

		3,297

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber (The) Co. *	24,758	441
Johnson Controls, Inc.	59,100	1,695

		2,136

Banks - 4.0%
Bank of America Corp.	446,840	10,666
Bank of New York Mellon (The) Corp.	115,447	4,367
BB&T Corp.	57,800	1,316
Capital One Financial Corp.	38,703	1,471
Comerica, Inc.	16,050	411
Fifth Third Bancorp	62,730	639
First Horizon National Corp.	22,300	166
Huntington Bancshares, Inc.	42,672	246
KeyCorp	48,100	528
M&T Bank Corp.	8,100	571
Marshall & Ilsley Corp.	27,899	428
National City Corp.	76,200	363
Northern Trust Corp. (1)(2)	17,400	1,193
PNC Financial Services Group, Inc.	34,500	1,970
Regions Financial Corp.	74,304	811
State Street Corp.	42,000	2,688
SunTrust Banks, Inc.	37,100	1,344
U.S. Bancorp	178,077	4,967
Wachovia Corp.	212,587	3,301
Wells Fargo & Co.	331,714	7,878
Zions Bancorporation	12,700	400

		45,724

Beverages - 2.4%
Anheuser-Busch Cos., Inc.	72,488	4,503
Brown-Forman Corp., Class B	7,500	567
Coca-Cola (The) Co.	200,300	10,412
Coca-Cola Enterprises, Inc.	25,100	434
Constellation Brands, Inc., Class A *	21,500	427
Molson Coors Brewing Co., Class B	14,400	782
Pepsi Bottling Group, Inc.	14,500	405
PepsiCo, Inc.	159,880	10,167

		27,697

Biotechnology - 1.0%
Amgen, Inc. *	109,836	5,180
Biogen Idec, Inc. *	29,555	1,652
Celgene Corp. *	44,100	2,817
Genzyme Corp. *	27,800	2,002
Millipore Corp. *	6,000	407

		12,058

Building Materials - 0.0%
Masco Corp.	34,900	549

Chemicals - 2.1%
Air Products & Chemicals, Inc.	22,000	2,175
Ashland, Inc.	4,500	217

EQUITY INDEX FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Chemicals - 2.1% continued
Dow Chemical (The) Co.	95,371	$3,329
du Pont (E.I.) de Nemours & Co.	92,477	3,966
Eastman Chemical Co.	7,875	542
Ecolab, Inc.	15,900	684
Hercules, Inc.	9,700	164
International Flavors & Fragrances, Inc.	6,500	254
Monsanto Co.	54,982	6,952
PPG Industries, Inc.	15,600	895
Praxair, Inc.	32,300	3,044
Rohm & Haas Co.	13,243	615
Sherwin-Williams (The) Co.	10,900	501
Sigma-Aldrich Corp.	13,500	727

		24,065

Coal - 0.5%
Consol Energy, Inc.	18,100	2,034
Massey Energy Co.	8,500	797
Peabody Energy Corp.	27,500	2,421

		5,252

Commercial Services - 0.6%
Apollo Group, Inc., Class A *	14,400	637
Convergys Corp. *	9,300	138
Donnelley (R.R.) & Sons Co.	21,600	641
Equifax, Inc.	11,000	370
H&R Block, Inc.	30,200	646
McKesson Corp.	28,441	1,590
Monster Worldwide, Inc. *	13,300	274
Moody’s Corp.	21,304	734
Robert Half International, Inc.	15,000	360
Western Union (The) Co.	75,523	1,867

		7,257

Computers - 4.9%
Affiliated Computer Services, Inc., Class A *	9,800	524
Apple, Inc. *	88,900	14,885
Cognizant Technology Solutions Corp., Class A *	30,200	982
Computer Sciences Corp. *	16,700	782
Dell, Inc. *	205,600	4,498
Electronic Data Systems Corp.	50,700	1,249
EMC Corp. of Massachusetts *	206,412	3,032
Hewlett-Packard Co.	247,742	10,953
IBM Corp.	138,940	16,469
Lexmark International, Inc., Class A *	10,100	338
NetApp, Inc. *	35,300	765
SanDisk Corp. *	22,900	428
Sun Microsystems, Inc. *	81,950	892
Teradata Corp. *	15,700	363
Unisys Corp. *	25,300	100

		56,260

Cosmetics/Personal Care - 2.1%
Avon Products, Inc.	42,244	1,521
Colgate-Palmolive Co.	52,300	3,614
Estee Lauder Cos. (The), Inc., Class A	9,600	446
Procter & Gamble Co.	307,707	18,712

		24,293

Distribution/Wholesale - 0.1%
Genuine Parts Co.	16,250	645
Grainger (W.W.), Inc.	7,500	613

		1,258

Diversified Financial Services - 5.0%
American Express Co.	118,000	4,445
Ameriprise Financial, Inc.	23,760	966
Charles Schwab (The) Corp.	95,700	1,966
CIT Group, Inc.	29,900	204
Citigroup, Inc.	546,761	9,164
CME Group, Inc.	5,400	2,069
Countrywide Financial Corp.	65,000	276
Discover Financial Services	45,409	598
E*TRADE Financial Corp. *	49,500	155
Fannie Mae	108,400	2,115
Federated Investors, Inc., Class B	8,114	279
Franklin Resources, Inc.	16,300	1,494
Freddie Mac	64,600	1,059
Goldman Sachs Group (The), Inc.	39,452	6,900
IntercontinentalExchange, Inc. *	7,200	821
Janus Capital Group, Inc.	16,100	426
JPMorgan Chase & Co.	347,003	11,906
Legg Mason, Inc.	13,910	606
Lehman Brothers Holdings, Inc.	69,100	1,369
Merrill Lynch & Co., Inc.	98,384	3,120
Morgan Stanley	111,418	4,019
NYSE Euronext	26,000	1,317
Price (T. Rowe) Group, Inc.	26,900	1,519
SLM Corp. *	47,000	910

		57,703

Electric - 3.6%
AES Corp. *	68,900	1,324
Allegheny Energy, Inc.	17,300	867

NORTHERN FUNDS QUARTERLY REPORT    2    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Electric - 3.6% continued
Ameren Corp.	19,100	$807
American Electric Power Co., Inc.	41,440	1,667
Centerpoint Energy, Inc.	31,622	508
CMS Energy Corp.	17,600	262
Consolidated Edison, Inc.	25,400	993
Constellation Energy Group, Inc.	19,000	1,560
Dominion Resources, Inc. of Virginia	57,518	2,731
DTE Energy Co.	14,800	628
Duke Energy Corp.	131,455	2,285
Dynegy, Inc., Class A *	43,107	369
Edison International	33,700	1,731
Entergy Corp.	20,000	2,410
Exelon Corp.	67,024	6,029
FirstEnergy Corp.	31,415	2,586
FPL Group, Inc.	41,400	2,715
Integrys Energy Group, Inc.	5,700	290
Pepco Holdings, Inc.	17,200	441
PG&E Corp.	38,100	1,512
Pinnacle West Capital Corp.	7,500	231
PPL Corp.	38,100	1,991
Progress Energy, Inc.	25,100	1,050
Public Service Enterprise Group, Inc.	53,100	2,439
Southern (The) Co.	79,600	2,780
TECO Energy, Inc.	18,400	395
Xcel Energy, Inc.	39,285	788

		41,389

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	79,100	3,911
Molex, Inc.	12,075	295

		4,206

Electronics - 0.6%
Agilent Technologies, Inc. *	37,056	1,317
Applera Corp. - Applied Biosystems Group	15,500	519
Jabil Circuit, Inc.	21,000	344
PerkinElmer, Inc.	9,700	270
Thermo Fisher Scientific Inc. *	43,100	2,402
Tyco Electronics Ltd.	46,947	1,682
Waters Corp. *	10,200	658

		7,192

Engineering & Construction - 0.2%
Fluor Corp.	9,200	1,712
Jacobs Engineering Group, Inc. *	12,000	968

		2,680

Entertainment - 0.1%
International Game Technology	31,252	781

Environmental Control - 0.2%
Allied Waste Industries, Inc. *	35,300	445
Waste Management, Inc.	51,673	1,949

		2,394

Food - 1.8%
Campbell Soup Co.	19,900	666
ConAgra Foods, Inc.	48,700	939
Dean Foods Co. *	13,100	257
General Mills, Inc.	34,400	2,091
Heinz (H.J.) Co.	32,600	1,560
Hershey (The) Co.	15,200	498
Kellogg Co.	27,200	1,306
Kraft Foods, Inc., Class A	154,908	4,407
Kroger Co.	66,700	1,926
McCormick & Co., Inc.	10,500	374
Safeway, Inc.	42,600	1,216
Sara Lee Corp.	74,000	907
Sysco Corp.	61,000	1,678
Tyson Foods, Inc., Class A	29,500	441
Whole Foods Market, Inc.	15,500	367
Wrigley (Wm.) Jr. Co.	22,325	1,736

		20,369

Forest Products & Paper - 0.3%
International Paper Co.	42,793	997
MeadWestvaco Corp.	18,043	430
Plum Creek Timber Co., Inc.	18,200	777
Weyerhaeuser Co.	22,640	1,158

		3,362

Gas - 0.2%
Nicor, Inc.	6,500	277
NiSource, Inc.	25,100	449
Sempra Energy	26,871	1,517

		2,243

Hand/Machine Tools - 0.1%
Black & Decker Corp.	6,700	385
Snap-On, Inc.	4,550	237
Stanley Works (The)	7,800	350

		972

Healthcare - Products - 3.6%
Bard (C.R.), Inc.	9,600	844
Baxter International, Inc.	64,400	4,118
Becton, Dickinson & Co.	24,600	2,000

EQUITY INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Healthcare - Products - 3.6% continued
Boston Scientific Corp. *	139,200	$1,711
Covidien Ltd.	49,547	2,373
Intuitive Surgical, Inc. *	3,900	1,051
Johnson & Johnson	285,200	18,350
Medtronic, Inc.	114,600	5,930
Patterson Cos., Inc. *	14,500	426
St. Jude Medical, Inc. *	32,800	1,341
Stryker Corp.	24,500	1,540
Varian Medical Systems, Inc. *	11,500	596
Zimmer Holdings, Inc. *	24,140	1,643

		41,923

Healthcare - Services - 0.9%
Aetna, Inc.	49,392	2,002
Coventry Health Care, Inc. *	14,755	449
Humana, Inc. *	17,500	696
Laboratory Corp. of America Holdings *	10,600	738
Quest Diagnostics, Inc.	14,700	712
Tenet Healthcare Corp. *	49,600	276
UnitedHealth Group, Inc.	125,900	3,305
WellPoint, Inc. *	53,983	2,573

		10,751

Holding Companies - Diversified - 0.1%
Leucadia National Corp.	16,900	793

Home Builders - 0.1%
Centex Corp.	12,700	170
D.R. Horton, Inc.	28,100	305
KB Home	9,172	155
Lennar Corp., Class A	14,800	182
Pulte Homes, Inc.	22,000	212

		1,024

Home Furnishings - 0.1%
Harman International Industries, Inc.	5,900	244
Whirlpool Corp.	7,306	451

		695

Household Products/Wares - 0.4%
Avery Dennison Corp.	9,400	413
Clorox Co.	14,400	752
Fortune Brands, Inc.	14,500	905
Kimberly-Clark Corp.	43,136	2,578

		4,648

Housewares - 0.0%
Newell Rubbermaid, Inc.	24,708	415

Insurance - 3.5%
ACE Ltd.	32,700	1,801
Aflac, Inc.	48,400	3,040
Allstate (The) Corp.	57,414	2,618
American International Group, Inc.	269,689	7,136
AON Corp.	29,275	1,345
Assurant, Inc.	8,600	567
Chubb Corp.	37,200	1,823
CIGNA Corp.	26,800	949
Cincinnati Financial Corp.	13,889	353
Genworth Financial, Inc., Class A	40,500	721
Hartford Financial Services Group, Inc.	32,700	2,111
Lincoln National Corp.	24,532	1,112
Loews Corp.	37,813	1,773
Marsh & McLennan Cos., Inc.	49,400	1,312
MBIA, Inc.	20,750	91
Metlife, Inc.	73,000	3,852
MGIC Investment Corp.	10,500	64
Principal Financial Group, Inc.	26,000	1,091
Progressive (The) Corp.	65,752	1,231
Prudential Financial, Inc.	45,300	2,706
SAFECO Corp.	9,700	652
Torchmark Corp.	9,400	551
Travelers Cos. (The), Inc.	62,413	2,709
Unum Group	32,261	660
XL Capital Ltd., Class A	17,959	369

		40,637

Internet - 2.1%
Akamai Technologies, Inc. *	16,500	574
Amazon.com, Inc. *	30,739	2,254
eBay, Inc. *	111,624	3,051
Expedia, Inc. *	21,088	388
Google, Inc., Class A *	23,445	12,342
IAC/InterActiveCorp *	19,400	374
Symantec Corp. *	86,424	1,672
VeriSign, Inc. *	20,700	782
Yahoo!, Inc. *	137,500	2,841

		24,278

Investment Companies - 0.0%
American Capital Strategies Ltd.	22,100	525

Iron/Steel - 0.5%
AK Steel Holding Corp.	11,300	780
Allegheny Technologies, Inc.	10,132	601
Nucor Corp.	31,900	2,382

NORTHERN FUNDS QUARTERLY REPORT    4    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Iron/Steel - 0.5% continued
United States Steel Corp.	11,800	$2,180

		5,943

Leisure Time - 0.2%
Carnival Corp.	44,496	1,467
Harley-Davidson, Inc.	24,300	881

		2,348

Lodging - 0.2%
Marriott International, Inc., Class A	31,200	819
Starwood Hotels & Resorts Worldwide, Inc.	19,900	797
Wyndham Worldwide Corp.	18,961	340

		1,956

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	62,700	4,628
Terex Corp. *	10,600	545

		5,173

Machinery - Diversified - 0.5%
Cummins, Inc.	19,700	1,291
Deere & Co.	43,600	3,145
Manitowoc Co. (The), Inc.	12,200	397
Rockwell Automation, Inc.	15,700	686

		5,519

Media - 2.6%
CBS Corp., Class B	69,474	1,354
Clear Channel Communications, Inc.	50,100	1,763
Comcast Corp., Class A	301,781	5,725
DIRECTV Group (The), Inc. *	73,600	1,907
Disney (The Walt) Co.	190,803	5,953
Gannett Co., Inc.	24,100	522
McGraw-Hill Cos. (The), Inc.	32,500	1,304
Meredith Corp.	3,700	105
New York Times (The) Co., Class A	14,800	228
News Corp., Class A	233,800	3,516
Scripps (E.W.) Co., Class A	6,900	287
Time Warner, Inc.	356,100	5,270
Viacom, Inc., Class B *	63,974	1,954
Washington Post (The), Co., Class B	497	292

		30,180

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.	13,500	1,301

Mining - 0.9%
Alcoa, Inc.	83,212	2,964
Freeport-McMoRan Copper & Gold, Inc.	38,272	4,485
Newmont Mining Corp.	45,977	2,398
Titanium Metals Corp.	10,800	151
Vulcan Materials Co.	11,700	700

		10,698

Miscellaneous Manufacturing - 4.4%
3M Co.	70,900	4,934
Cooper Industries Ltd., Class A	17,700	699
Danaher Corp.	25,000	1,932
Dover Corp.	17,700	856
Eastman Kodak Co.	25,300	365
Eaton Corp.	17,300	1,470
General Electric Co.	1,006,745	26,870
Honeywell International, Inc.	75,912	3,817
Illinois Tool Works, Inc.	40,500	1,924
Ingersoll-Rand Co. Ltd., Class A	32,057	1,200
ITT Corp.	17,200	1,089
Leggett & Platt, Inc.	19,000	319
Pall Corp.	10,966	435
Parker Hannifin Corp.	17,787	1,269
Textron, Inc.	25,300	1,213
Tyco International Ltd.	48,547	1,944

		50,336

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	19,000	648
Xerox Corp.	89,896	1,219

		1,867

Oil & Gas - 12.2%
Anadarko Petroleum Corp.	47,912	3,586
Apache Corp.	33,806	4,699
Cabot Oil & Gas Corp.	9,700	657
Chesapeake Energy Corp.	47,500	3,133
Chevron Corp.	209,132	20,731
ConocoPhillips	154,846	14,616
Devon Energy Corp.	45,600	5,479
ENSCO International, Inc.	15,300	1,235
EOG Resources, Inc.	24,600	3,228
Exxon Mobil Corp.	532,814	46,957
Hess Corp.	28,000	3,533
Marathon Oil Corp.	71,418	3,704
Murphy Oil Corp.	19,100	1,873
Nabors Industries Ltd. *	29,700	1,462
Noble Corp.	26,300	1,708
Noble Energy, Inc.	18,000	1,810
Occidental Petroleum Corp.	83,456	7,499

EQUITY INDEX FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Oil & Gas - 12.2% continued
Range Resources Corp.	15,800	$1,036
Rowan Cos., Inc.	12,400	580
Southwestern Energy Co. *	34,000	1,619
Sunoco, Inc.	12,400	505
Tesoro Corp.	13,800	273
Transocean, Inc. *	32,000	4,876
Valero Energy Corp.	53,300	2,195
XTO Energy, Inc.	52,325	3,585

		140,579

Oil & Gas Services - 2.7%
Baker Hughes, Inc.	31,440	2,746
BJ Services Co.	31,200	997
Cameron International Corp. *	21,900	1,212
Halliburton Co.	86,431	4,587
National-Oilwell Varco, Inc. *	41,300	3,664
Schlumberger Ltd.	120,300	12,924
Smith International, Inc.	20,500	1,704
Weatherford International Ltd. *	68,388	3,391

		31,225

Packaging & Containers - 0.1%
Ball Corp.	9,000	430
Bemis Co.	6,900	155
Pactiv Corp. *	12,000	255
Sealed Air Corp.	13,606	258

		1,098

Pharmaceuticals - 5.5%
Abbott Laboratories	156,900	8,311
Allergan, Inc.	30,168	1,570
AmerisourceBergen Corp.	16,018	641
Barr Pharmaceuticals, Inc. *	11,300	509
Bristol-Myers Squibb Co.	202,260	4,152
Cardinal Health, Inc.	35,324	1,822
Express Scripts, Inc. *	26,000	1,631
Forest Laboratories, Inc. *	29,400	1,021
Gilead Sciences, Inc. *	93,388	4,945
Hospira, Inc. *	14,480	581
King Pharmaceuticals, Inc. *	21,800	228
Lilly (Eli) & Co.	100,996	4,662
Medco Health Solutions, Inc. *	52,036	2,456
Merck & Co., Inc.	215,500	8,122
Mylan Laboratories, Inc. *	32,200	389
Pfizer, Inc.	679,892	11,878
Schering-Plough Corp.	162,100	3,192
Watson Pharmaceuticals, Inc. *	10,100	274
Wyeth	135,400	6,494

		62,878

Pipelines - 0.6%
El Paso Corp.	71,747	1,560
Questar Corp.	16,800	1,194
Spectra Energy Corp.	64,177	1,844
Williams Cos. (The), Inc.	59,100	2,382

		6,980

Real Estate - 0.0%
CB Richard Ellis Group, Inc., Class A *	18,800	361

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co., Class A	10,612	361
AvalonBay Communities, Inc.	7,000	624
Boston Properties, Inc.	12,100	1,092
Developers Diversified Realty Corp.	12,100	420
Equity Residential	25,400	972
General Growth Properties, Inc.	27,100	949
HCP, Inc.	21,900	697
Host Hotels & Resorts, Inc.	55,800	762
Kimco Realty Corp.	23,800	822
ProLogis	27,635	1,502
Public Storage	13,246	1,070
Simon Property Group, Inc.	23,500	2,112
Vornado Realty Trust	12,700	1,118

		12,501

Retail - 5.2%
Abercrombie & Fitch Co., Class A	9,100	570
AutoNation, Inc. *	14,685	147
Autozone, Inc. *	3,800	460
Bed Bath & Beyond, Inc. *	27,700	778
Best Buy Co., Inc.	33,825	1,340
Big Lots, Inc. *	10,000	312
Costco Wholesale Corp.	44,516	3,122
CVS Caremark Corp.	142,669	5,645
Darden Restaurants, Inc.	14,750	471
Dillard’s, Inc., Class A	7,100	82
Family Dollar Stores, Inc.	15,100	301
GameStop Corp., Class A *	16,300	659
Gap (The), Inc.	46,287	772
Home Depot (The), Inc.	168,994	3,958
Kohl’s Corp. *	30,100	1,205

NORTHERN FUNDS QUARTERLY REPORT    6    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Retail - 5.2% continued
Limited Brands, Inc.	28,200	$475
Lowe’s Cos., Inc.	145,900	3,028
Macy’s, Inc.	42,682	829
McDonald’s Corp.	115,400	6,488
Nordstrom, Inc.	17,800	539
Office Depot, Inc. *	24,100	264
Penney (J.C.) Co., Inc.	21,800	791
RadioShack Corp.	15,300	188
Sears Holdings Corp. *	7,073	521
Staples, Inc.	73,175	1,738
Starbucks Corp. *	72,800	1,146
SUPERVALU, Inc.	19,692	608
Target Corp.	78,400	3,645
Tiffany & Co.	13,100	534
TJX Cos., Inc.	42,800	1,347
Wal-Mart Stores, Inc.	234,400	13,173
Walgreen Co.	99,000	3,219
Wendy’s International, Inc.	8,500	231
Yum! Brands, Inc.	47,500	1,667

		60,253

Savings & Loans - 0.2%
Hudson City Bancorp, Inc.	55,700	929
Sovereign Bancorp, Inc.	47,278	348
Washington Mutual, Inc.	108,476	535

		1,812

Semiconductors - 2.5%
Advanced Micro Devices, Inc. *	61,100	356
Altera Corp.	32,900	681
Analog Devices, Inc.	26,800	852
Applied Materials, Inc.	137,500	2,625
Broadcom Corp., Class A *	45,900	1,253
Intel Corp.	575,200	12,355
Kla-Tencor Corp.	18,700	761
Linear Technology Corp.	23,100	752
LSI Corp. *	61,600	378
MEMC Electronic Materials, Inc. *	22,400	1,379
Microchip Technology, Inc.	20,300	620
Micron Technology, Inc. *	71,000	426
National Semiconductor Corp.	20,200	415
Novellus Systems, Inc. *	12,000	254
Nvidia Corp. *	53,750	1,006
QLogic Corp. *	16,000	234
Teradyne, Inc. *	19,000	210
Texas Instruments, Inc.	131,300	3,697
Xilinx, Inc.	30,200	763

		29,017

Software - 3.8%
Adobe Systems, Inc. *	54,800	2,158
Autodesk, Inc. *	23,300	788
Automatic Data Processing, Inc.	53,200	2,229
BMC Software, Inc. *	18,000	648
CA, Inc.	38,493	889
Citrix Systems, Inc. *	19,200	565
Compuware Corp. *	28,800	275
Electronic Arts, Inc. *	33,100	1,471
Fidelity National Information Services, Inc.	17,500	646
Fiserv, Inc. *	17,800	807
IMS Health, Inc.	17,304	403
Intuit, Inc. *	33,600	926
Microsoft Corp.	806,580	22,189
Novell, Inc. *	28,800	170
Oracle Corp. *	397,700	8,352
Paychex, Inc.	33,400	1,045
Total System Services, Inc.	17,196	382

		43,943

Telecommunications - 5.7%
American Tower Corp., Class A *	39,300	1,660
AT&T, Inc.	601,793	20,274
CenturyTel, Inc.	11,450	407
Ciena Corp. *	10,257	238
Cisco Systems, Inc. *	597,900	13,907
Citizens Communications Co.	27,600	313
Corning, Inc.	158,300	3,649
Embarq Corp.	16,496	780
JDS Uniphase Corp. *	23,250	264
Juniper Networks, Inc. *	51,900	1,151
Motorola, Inc.	227,765	1,672
QUALCOMM, Inc.	164,300	7,290
Qwest Communications International, Inc.	143,255	563
Sprint Nextel Corp.	289,736	2,752
Tellabs, Inc. *	46,400	216
Verizon Communications, Inc.	285,130	10,094
Windstream Corp.	44,799	553

		65,783

Textiles - 0.0%
Cintas Corp.	12,100	321

EQUITY INDEX FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.8% continued
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	15,612	$558
Mattel, Inc.	33,841	579

		1,137

Transportation - 2.0%
Burlington Northern Santa Fe Corp.	30,328	3,029
C.H. Robinson Worldwide, Inc.	17,300	949
CSX Corp.	39,848	2,503
Expeditors International Washington, Inc.	22,100	950
FedEx Corp.	31,140	2,454
Norfolk Southern Corp.	38,600	2,419
Ryder System, Inc.	6,300	434
Union Pacific Corp.	52,200	3,941
United Parcel Service, Inc., Class B	102,400	6,295

		22,974

Total Common Stocks

(Cost $1,061,461)		1,127,336

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.0%
HSBC Bank PLC, London, Eurodollar Time Deposit, 5.30%, 7/01/08	$21,189	$21,189
U.S Treasury Bill (3) 2.09%, 12/4/08	2,220	2,200

Total Short-Term Investments

(Cost $23,389)		23,389

Total Investments - 99.8%

(Cost $1,084,850)		1,150,725
Other Assets less Liabilities - 0.2%		2,046

NET ASSETS - 100.0%		$1,152,771

(1)	Investment in affiliate.
(2)	At March 31, 2008, Northern Trust Corp.’s value was approximately $1,157,000, with no purchases or sales activities during the quarter ended June 30, 2008.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini S&P 500	393	$25,174	Long	9/08	$(1,251)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$1,127,336	$(1,251)
Level 2	23,389	—
Level 3	—	—

Total	$1,150,725	$(1,251)

*	Other financial instruments include futures and forwards, if applicable.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,084,850

Gross tax appreciation of investments	$179,288
Gross tax depreciation of investments	(113,413)

Net tax appreciation of investments	$65,875

NORTHERN FUNDS QUARTERLY REPORT    8    EQUITY INDEX FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3%
California - 103.7%
ABAG Finance Authority for Nonprofit Corp. Coros California COPS VRDB,
Series 2000, Episcopal Homes Foundation (Wells Fargo Bank N.A. LOC),
1.33%, 7/9/08	$20,215	$20,215
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Jewish Home San Francisco (Allied Irish Bank LOC),
1.50%, 7/1/08	2,440	2,440
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2002, Jackson Labs (Bank of America N.A. LOC),
1.52%, 7/9/08	6,295	6,295
ABAG Finance Authority for Nonprofit Corp. Coros California Revenue VRDB,
Series 2004, Thacher Schools,
1.55%, 7/9/08	3,300	3,300
ABAG Finance Authority for Nonprofit Corp. Multifamily Revenue Refunding VRDB,
Series 2002A, Amber Court Apartments (FNMA Gtd.),
1.31%, 7/9/08	5,600	5,600
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2004,
California Senior Living, Elder Care Alliance (Lloyds TSB Bank LOC),
1.33%, 7/9/08	9,115	9,115
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB,
Series 2007, 899 Charleston Project (Bank of America N.A. LOC),
2.63%, 7/1/08	12,500	12,500
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB, Series 2007,
Oshman Family Jewish Community (Bank of America N.A. LOC),
2.63%, 7/1/08	5,000	5,000
ABAG Finance Authority for Nonprofit Corp. Revenue VRDB,
Series A, Elder Care Alliance (Citibank N.A. LOC),
1.33%, 7/9/08	20,350	20,350
Affordable Housing Agency Multifamily Revenue VRDB,
Series 2003A, Westridge Hilltop (FNMA Insured),
1.31%, 7/9/08	4,345	4,345
Alameda-Contra Costa Schools Financing Authority COPS,
Series 2002J, Capital Improvement Project (KBC Bank N.V. LOC),
1.35%, 7/9/08	5,055	5,055
Alameda-Contra Costa Schools Financing Authority COPS,
Series 2002K, Capital Improvement Project (KBC Bank N.V. LOC),
1.35%, 7/9/08	3,300	3,300
Antelope Valley- East Kern Water Agency COPS VRDB,
Series 2008 A-2 (Wells Fargo Bank N.A. LOC),
1.25%, 7/9/08	11,750	11,750
Bay Area Toll Authority Toll Bridge Revenue VRDB,
Series 2007 G2, San Francisco Bay Area Toll Authority (AMBAC Insured),
9.00%, 7/9/08	53,200	53,200
Bay Area Toll Authority Toll Bridge Revenue VRDB,
Series D-1, San Francisco Bay Area Toll Authority,
1.15%, 7/9/08	13,000	13,000
California Communities Note Program TRANS,
Series 2008 A-1,
3.00%, 6/30/09	19,915	20,149
California Educational Facilities Authority Revenue Bonds, University of Southern
California, Series 2003-45A, Soc Gen Municipal Trust Receipts (U.S. Treasuries Escrowed), (1)
1.49%, 7/9/08	5,000	5,000
California Educational Facilities Authority Revenue VRDB,
Series 2005B, Pomona College,
1.30%, 7/9/08	1,100	1,100
California Educational Facilities Authority Revenue VRDB,
Series 2005B, University of San Francisco (Bank of America N.A. LOC),
1.35%, 7/9/08	1,200	1,200

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
California Health Facilities Financing Authority Revenue Refunding VRDB,
Series B1, Stanford Hospital,
1.40%, 7/9/08	$6,100	$6,100
California Health Facilities Financing Authority Revenue VRDB,
Series 2002A, Adventist Health Systems (Wachovia Bank N.A. LOC),
1.80%, 7/1/08	3,600	3,600
California Health Facilities Financing Authority Revenue VRDB,
Series 2004J, Catholic Healthcare West (Bank of America N.A. LOC),
1.28%, 7/9/08	5,800	5,800
California Health Facilities Financing Authority Revenue VRDB,
Series 2004K, Catholic Healthcare West (Bank of America N.A. LOC),
1.28%, 7/9/08	18,750	18,750
California Health Facilities Financing Authority Revenue VRDB,
Series 2006-C, Kaiser Permanente,
1.33%, 7/9/08	14,100	14,100
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series A1, J Paul Getty Trust,
1.70%, 4/1/09	4,800	4,800
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series A2, J Paul Getty Trust,
1.70%, 4/1/09	8,500	8,500
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series A3, J Paul Getty Trust,
1.70%, 4/1/09	6,000	6,000
California Infrastructure and Economic Development Bank Revenue Refunding VRDB,
Series A4, J Paul Getty Trust,
1.70%, 4/1/09	6,000	6,000
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2003D, J Paul Getty Trust,
1.45%, 7/1/08	2,525	2,525
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008-A, Los Angeles County Museum (Allied Irish Bank LOC),
1.45%, 7/1/08	7,500	7,500
California Infrastructure and Economic Development Bank Revenue VRDB,
Series 2008-B, Los Angeles County Museum (Bank of New York LOC),
1.45%, 7/1/08	6,395	6,395
California Municipal Finance Authority Revenue Bonds,
Series 2007, Vacaville Christian Schools (Allied Irish Bank LOC),
1.33%, 7/9/08	7,000	7,000
California Pollution Control Financing Authority Revenue Refunding Bonds,
Series 1996-C, Pacific Gas and Electric (JPMorgan Chase Bank LOC),
1.70%, 7/1/08	2,600	2,600
California Pollution Control Financing Authority Revenue Refunding Bonds,
Series 1996-E, Pacific Gas and Electric (JPMorgan Chase Bank LOC),
1.50%, 7/1/08	1,900	1,900
California Pollution Control Financing Authority Revenue Refunding VRDB, Series 2008,
BP West Coast Production LLC,
1.60%, 7/1/08	4,800	4,800
California School Cash Reserve Program Authority COPS 2008-2009,
Series 2007A, TRANS,
3.00%, 7/6/09	8,000	8,108
California School Cash Reserve Program Authority Revenue COPS 2007-2008,
Series A, TRANS,
4.25%, 7/1/08	28,000	28,000
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-2 (BNP Paribas LOC),
2.85%, 7/1/08	15,300	15,300

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002B-6 (State Street Bank and Trust LOC),
1.60%, 7/1/08	$9,710	$9,710
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-1 (Dexia Credit Local LOC),
1.23%, 7/9/08	4,900	4,900
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-5 (Dexia Credit Local LOC),
1.35%, 7/9/08	22,900	22,900
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-7 (FSA Corp. Insured),
1.30%, 7/9/08	18,200	18,200
California State Department of Water Resources and Power Supply Revenue VRDB,
Series 2002C-16 (Bank of New York LOC),
1.30%, 7/9/08	12,000	12,000
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries F-4 (Bank of America N.A. LOC),
1.45%, 7/1/08	1,400	1,400
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-1 (Bank of Nova Scotia LOC),
1.18%, 7/9/08	9,050	9,050
California State Department of Water Resources and Power Supply Revenue VRDB,
Subseries G-3 (FSA Corp. Insured),
1.30%, 7/9/08	14,300	14,300
California State Economic Recovery Revenue VRDB,
Series 2004C-16 (FSA Corp. Insured),
1.25%, 7/9/08	27,215	27,215
California State G.O., Kindergarten-University,
Series 2004A-1 (Citibank N.A. LOC),
1.70%, 7/1/08	7,900	7,900
Series 2004A-3 (Citibank N.A. LOC),
2.85%, 7/1/08	500	500
Series 2004A-8 (Citibank N.A. LOC),
1.25%, 7/9/08	15,345	15,345
Series 2004A-9 (Citibank N.A. LOC),
1.30%, 7/9/08	37,055	37,055
Series 2004B-1 (State Street Bank & Trust LOC),
1.70%, 7/1/08	18,500	18,500
Series 2004B-2 (State Street Bank & Trust LOC),
1.45%, 7/1/08	7,025	7,025
Series 2004B-3 (State Street Bank & Trust LOC),
1.60%, 7/1/08	12,815	12,815
Series 2004B-6 (Citibank N.A. LOC),
1.33%, 7/9/08	18,000	18,000
California State G.O., Soc Gen Municipal Securities Trust
Receipts SGC 6 Class A (Societe Generale LOC), (1)
1.58%, 7/9/08	49,000	49,000
California State G.O. VRDB, Series 2005, Subseries B-5
(Depfa Bank PLC LOC),
1.30%, 7/9/08	10,245	10,245
California State G.O. VRDB, Series A, Subseries A-3
(Bank of America N.A. LOC),
1.32%, 7/9/08	36,600	36,600
California Statewide Communities Development Authority COPS,
Series 1995, Covenant Retirement Communities (Bank of America N.A. LOC),
1.35%, 7/9/08	7,400	7,400

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
California Statewide Communities Development Authority Multifamily Housing Revenue Bonds,
Series 2680, Putters (JPMorgan Chase Bank LOC), (1)
1.65%, 7/9/08	$15,000	$15,000
California Statewide Communities Development Authority Multifamily Housing
Revenue Refunding VRDB, Series 2005C, Chateau Project (FNMA Insured),
1.32%, 7/9/08	5,900	5,900
California Statewide Communities Development Authority Multifamily Housing
Revenue VRDB, Series A, Pine View Apartments (Citibank N.A. LOC),
1.35%, 7/9/08	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB,
Series 2000A, Jewish Federation (Allied Irish Bank LOC),
1.55%, 7/9/08	500	500
California Statewide Communities Development Authority Revenue VRDB,
Series 2001, Senior Living Facility (Bank of New York LOC),
1.30%, 7/9/08	17,200	17,200
California Statewide Communities Development Authority Revenue VRDB,
Series 2003, Morgan Hill Country School (Bank of America N.A. LOC),
1.35%, 7/9/08	1,600	1,600
California Statewide Communities Development Authority Revenue VRDB,
Series 2003B, Kaiser Permanente Project,
1.33%, 7/9/08	11,400	11,400
Series 2004L, Kaiser Permanente Project,
1.33%, 7/9/08	29,100	29,100
California Statewide Communities Development Authority Revenue VRDB,
Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC),
1.30%, 7/9/08	6,200	6,200
California Statewide Communities Development Authority Revenue VRDB,
Series 2006, Livermore Valley Arts Center Project (Bank of New York LOC),
1.28%, 7/9/08	5,000	5,000
California Statewide Communities Development Authority Revenue VRDB,
Series 2007-B, Front Porch Communities (Banco Santander Central Hispano LOC),
1.31%, 7/9/08	3,800	3,800
California Statewide Communities Development Authority Revenue VRDB,
Series 2008, Goodwill of Santa Cruz (Wells Fargo Bank N.A. LOC),
1.30%, 7/9/08	1,000	1,000
California Statewide Communities Development Authority Revenue VRDB,
Series A (Assured Guaranty Insured),
1.33%, 7/9/08	10,000	10,000
California Statewide Communities Development Authority Revenue VRDB,
Series B, Presbyterian Homes (Bank of America N.A. LOC),
1.30%, 7/9/08	4,400	4,400
California Statewide Communities Development Authority Revenue VRDB,
University of San Diego (BNP Paribas LOC),
1.52%, 7/9/08	24,850	24,850
Calleguas-Las Virgenes Public Financing Authority Revenue Refunding VRDB,
Series 2008-A, Municipal Water District Project (Wells Fargo Bank N.A. LOC),
1.25%, 7/9/08	7,725	7,725
Castaic Lake Water Agency Revenue COPS,
Series 2008-A, 1994 Refunding Project (Wells Fargo Bank N.A. LOC),
1.28%, 7/9/08	4,600	4,600
Central Basin Municipal Water District COPS Refunding,
Series 2008-A, Central Basin Project (Allied Irish Bank LOC),
1.28%, 7/9/08	3,400	3,400
City of Berkeley Revenue VRDB,
Series 1993, Berkeley YMCA (Wells Fargo Bank N.A. LOC),
1.35%, 7/9/08	3,500	3,500
City of Hayward Multifamily Housing Revenue VRDB,
Series 1984A, Shorewood Apartment Project (FNMA Gtd.),
1.40%, 7/9/08	14,200	14,200

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
Covina Redevelopment Agency Multifamily Revenue Refunding VRDB,
Series 1994A, Shadowhills Apartments (FNMA LOC),
1.32%, 7/9/08	$2,400	$2,400
East Bay Municipal Utility District Water System Revenue Refunding VRDB,
Subseries A-2,
1.25%, 7/9/08	10,000	10,000
Subseries A-3,
1.25%, 7/9/08	22,855	22,855
Subseries C-2,
1.25%, 7/9/08	7,500	7,500
Subseries C-3,
1.25%, 7/9/08	5,000	5,000
Subseries C-4,
1.29%, 7/9/08	12,000	12,000
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB,
Subseries B-1,
1.29%, 7/9/08	6,855	6,855
Subseries B-2,
1.23%, 7/9/08	13,780	13,780
Subseries 2008-A,
1.25%, 7/9/08	3,000	3,000
Escondido Community Development Multifamily Housing Revenue
Refunding Bonds, Series 1992A, Heritage Park Apartments Project (FNMA LOC),
1.33%, 7/9/08	350	350
Fremont Revenue VRDB COPS, Series 2001,
Capital Improvement Financing Project (Bank of Nova Scotia LOC),
1.35%, 7/9/08	9,700	9,700
Fresno Multifamily Housing Revenue Refunding VRDB, Series 2001A,
Heron Pointe Apartments (FNMA LOC),
1.32%, 7/9/08	2,575	2,575
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2007 C95,
Wachovia MERLOTS, Tobacco Settlement, (1)
1.59%, 7/9/08	20,375	20,375
Grand Terrace Community Redevelopment Multifamily Revenue Bonds,
Series 1985A, Mount Vernon Villas Project (FNMA LOC),
1.32%, 7/9/08	12,125	12,125
Huntington Beach Multifamily Housing Revenue Refunding VRDB,
Huntington Remarket (FNMA LOC),
1.32%, 7/9/08	14,075	14,075
Livermore Multifamily Housing Revenue Refunding VRDB,
Series 1990, Diablo Vista Apartments (FNMA LOC),
1.32%, 7/9/08	3,600	3,600
Livermore Multifamily Housing Finance Authority Revenue Refunding VRDB,
Series 1992A, Richards Manor Project (FNMA LOC),
1.33%, 7/9/08	3,070	3,070
Long Beach Housing Authority Multifamily Revenue Refunding VRDB, Series 1998,
Channel Point Apartments (FNMA Gtd.),
1.39%, 7/9/08	7,900	7,900
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB,
Series 2002, Grand Promenade Project (FHLMC Gtd.),
1.32%, 7/9/08	18,500	18,500
Los Angeles COPS,
Series 2004A, Village School, Inc. (Allied Irish Bank LOC),
1.50%, 7/9/08	6,345	6,345
Los Angeles County Multifamily Housing Authority Revenue VRDB,
Series 1985B, Malibu Canyon Apartments (FHLMC LOC),
1.40%, 7/9/08	8,000	8,000
Los Angeles County Schools COPS 2008,
Pooled Financing Program TRANS,
3.50%, 6/30/09	18,955	19,299

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
Los Angeles County TRANS,
Series A,
3.00%, 6/30/09	$38,500	$39,037
Los Angeles Department of Water and Power Waterworks Revenue Bonds,
Series 2001B-1,
1.23%, 7/9/08	8,300	8,300
Los Angeles Department of Water and Power Waterworks Revenue VRDB,
Series 2001B-3,
1.30%, 7/9/08	7,000	7,000
Los Angeles Multifamily Revenue Refunding VRDB,
Series 1991 B, Mountainback I Apartments Project (FHLMC LOC),
1.34%, 7/9/08	7,840	7,840
Los Angeles Wastewater System Revenue Refunding VRDB,
Subseries 2008-A (Bank of Nova Scotia LOC),
1.23%, 7/9/08	10,000	10,000
Los Angeles Wastewater System Revenue Refunding VRDB,
Subseries 2008-B (Bank of Nova Scotia LOC),
1.45%, 7/9/08	2,200	2,200
Los Angeles Water and Power Revenue VRDB, Subseries A-8,
1.30%, 7/9/08	5,700	5,700
Manteca Redevelopment Agency Tax Allocation Revenue Refunding VRDB,
Sub Amended Merged Project (State Street Bank & Trust LOC),
2.25%, 7/1/08	5,550	5,550
Metropolitan Water District of Southern California Revenue Bonds,
Series 2005-66, ABN AMRO Munitops Certificate Trust (FSA Corp. Insured), (1)
1.56%, 7/9/08	16,685	16,685
Metropolitan Water District of Southern California Waterworks Revenue Bonds,
Series 1999B,
1.30%, 7/9/08	7,100	7,100
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds,
Series 2003C-3,
1.22%, 7/9/08	9,570	9,570
Metropolitan Water District of Southern California Waterworks Revenue Refunding VRDB,
Series 2003C-2,
1.23%, 7/9/08	2,620	2,620
Series 2004C,
1.30%, 7/9/08	8,625	8,625
Metropolitan Water District of Southern California Waterworks Revenue VRDB,
Series 2000B-3,
2.16%, 7/1/08	4,900	4,900
Series 2001C-1,
2.85%, 7/1/08	3,100	3,100
Modesto Multifamily Housing Revenue VRDB,
Series 2001A, Shadowbrook Apartments (FNMA Gtd.),
1.40%, 7/9/08	2,025	2,025
Northern California Power Agency Revenue Refunding VRDB,
Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC),
1.28%, 7/9/08	11,500	11,500
Oakland G.O. Bonds, Series 2003-A,
ABN AMRO Munitops Certificate Trust 2004-22 (MBIA Insured), (1)
3.05%, 7/9/08	8,935	8,935
Ohlone Community College, Series 2005B,
ABN AMRO Munitops Certificate Trust 2005-43 (FSA Corp. Insured), (1)
1.56%, 7/9/08	29,690	29,690
Orange County Development Revenue Refunding Bonds,
Series 1997A, Larkspur Canyon Apartments (FNMA LOC),
1.32%, 7/9/08	7,435	7,435

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
Orange County Development Revenue Refunding VRDB,
Issue G of 1998 Series 3, WLCO LF Partners (FNMA LOC),
1.31%, 7/9/08	$14,800	$14,800
Orange County Housing Authority Revenue Refunding VRDB,
Series 1998I, Oasis Martinique (FNMA Gtd.),
1.33%, 7/9/08	20,660	20,660
Orange County Sanitation District COPS,
Series 2000-A,
1.60%, 7/1/08	500	500
Orange County Water District COPS,
Series 2003A,
1.28%, 7/9/08	600	600
Rancho Water District Financing Authority Revenue Refunding Bonds,
Series 2008-B (UBS AG LOC),
1.50%, 7/9/08	3,500	3,500
Richmond Redevelopment Agency Multifamily Housing Revenue Refunding VRDB,
Series A, Summit Hilltop (FNMA Gtd.),
1.31%, 7/9/08	13,680	13,680
Riverside County Community Facilities District Number 88-4 VRDB,
Special Tax Refunding Bonds (Comerica Bank LOC),
1.60%, 7/9/08	2,250	2,250
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C,
Tyler Springs Apartments (FNMA Gtd.),
1.31%, 7/9/08	8,250	8,250
Riverside County Teeter Obligation CP Notes,
Series 2007-B (Bank of Nova Scotia LOC),
1.25%, 7/8/08	46,500	46,500
Rohnert Park Multifamily Housing Revenue Refunding Bonds,
Series 1995A, Crossbrook Apartments (FNMA Gtd.),
1.32%, 7/9/08	7,900	7,900
Roseville Electric System Revenue COPS Refunding VRDB,
Series 2008-A (Dexia Credit Local LOC),
1.25%, 7/9/08	7,800	7,800
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB,
Series A, Bent Tree Apartments (FNMA Gtd.),
1.32%, 7/9/08	6,900	6,900
Sacramento County Housing Authority Multifamily Revenue Refunding VRDB,
Series 2004C-2, Seasons of Winter (FHLMC Gtd.),
1.55%, 7/9/08	3,100	3,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Series 99,
River C (FNMA LOC),
1.31%, 7/9/08	6,400	6,400
Sacramento County Multifamily Housing Revenue Refunding VRDB,
Series 2004B, Woodbridge Apartments (FNMA Gtd.),
1.32%, 7/9/08	7,200	7,200
Sacramento County Multifamily Housing Revenue VRDB,
Series 2007-B, River Pointe Apartments (FNMA Gtd.),
1.37%, 7/9/08	5,300	5,300
Sacramento County Sanitation District Financing Authority Revenue Bonds,
MERLOTS Series 2000-SSS (Collateralized by U.S. Government Securities), (1)
1.59%, 7/9/08	7,500	7,500
Sacramento County Sanitation District Financing Authority Revenue Refunding VRDB,
Series E, Sanitation District, Sub Lien (U.S. Bank N.A. LOC),
1.25%, 7/9/08	5,000	5,000
Salinas Economic Development Revenue VRDB,
Series 2007A, Monterey County Public Building (Bank of New York LOC),
1.44%, 7/9/08	18,450	18,450

MONEY MARKET FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
California - 103.7% - (continued)
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB,
Montclair Heritage Project (FHLB of San Francisco LOC),
1.43%, 7/9/08	$1,000	$1,000
San Bernardino County Housing Authority Multifamily Revenue Refunding VRDB,
Series 1993-A, Alta Loma Heritage (FHLB of San Francisco LOC),
1.43%, 7/9/08	7,264	7,264
San Bernardino County Multifamily Revenue Refunding VRDB,
Series 2004A, Housing Mortgage Mountain View (FNMA LOC),
1.31%, 7/9/08	7,110	7,110
San Diego County and School District 2008 TRANS,
3.50%, 6/30/09	13,000	13,246
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB,
Series 2008-C,
1.23%, 7/9/08	13,900	13,900
San Diego County Regional Transportation Commission Sales Limited Tax Revenue VRDB,
Series 2008-D,
1.50%, 7/9/08	18,500	18,500
San Diego Unified School District G.O.,
Series 2007A, TRANS,
4.50%, 7/22/08	19,000	19,009
San Francisco City and County Airports Commission Revenue Refunding VRDB,
Second Series 2008-37D (FSA Corp. Insured),
1.30%, 7/9/08	5,000	5,000
San Francisco City and County Multifamily Housing Revenue Refunding VRDB,
Series 2000-A, Post Towers (FHLMC Insured),
1.32%, 7/9/08	14,300	14,300
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 1985A, Bayside Village Project (JPMorgan Chase Bank LOC),
1.34%, 7/9/08	8,400	8,400
San Francisco City and County Redevelopment Agency Multifamily Housing Revenue VRDB,
Series 1985B, Bayside Village Project (JPMorgan Chase Bank LOC),
1.34%, 7/9/08	18,390	18,390
San Jose Multifamily Housing Revenue Refunding VRDB,
Series A, Kimberly Woods Apartments (FHLMC LOC),
1.31%, 7/9/08	16,050	16,050
Santa Clara County Housing Authority Multifamily Housing Revenue VRDB,
Series A, Fountains Project (Citibank N.A. LOC),
1.35%, 7/9/08	2,900	2,900
Tahoe Forest Hospital District Revenue VRDB,
Series 2002, Pacer County Health Facility (U.S. Bank N.A. LOC),
2.25%, 7/1/08	1,630	1,630
Upland California Apartment Development Revenue Refunding VRDB,
Series 1998-A, Mountain Springs (FNMA Insured),
1.31%, 7/9/08	6,000	6,000
Ventura County TRANS,
Series 2008,
3.50%, 7/1/09	10,000	10,187
Watereuse Finance Authority Revenue VRDB,
(FSA Corp. Insured),
1.32%, 7/9/08	5,945	5,945

		1,637,364

District of Columbia-0.4%
District of Columbia G.O. Refunding VRDB,
Series 2008-C (Dexia Credit Local LOC),
1.40%, 7/9/08	6,000	6,000

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 106.3% - CONTINUED
Puerto Rico - 2.2%
Commonwealth of Puerto Rico G.O. Refunding VRDB,
Series 2007 A-2, Public Improvement (FSA Corp. Insured),
1.57%, 7/9/08	$10,000	$10,000
Commonwealth of Puerto Rico TRANS,
Series 2007 (Bank of Nova Scotia LOC),
4.25%, 7/30/08	10,000	10,006
Puerto Rico Highway & Transportation Authority Revenue Bonds,
Citi ROCS RR II R-10327CE (Citigroup, Inc. Gtd.), (1)
1.58%, 7/9/08	14,000	14,000

		34,006

Total Municipal Investments (Cost $1,677,370 )		1,677,370

Total Investments - 106.3% (Cost $1,677,370 ) (2)		1,677,370

Liabilities less Other Assets - (6.3)%		(98,983)

NET ASSETS - 100.0%		$1,578,387

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $1,677,370.

At June 30, 2008 the industry sectors (unaudited) for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment and Housing and Real Estate	17.4%
Air, Water Services and Solid Waste Management	10.7
Electric Services, Gas and Combined Utilities	11.7
Executive, Legislative and General Government	36.7
Health Services and Residential Care	9.6
Urban and Community Development and Social Services	6.7
All other sectors less than 5%	7.2

Total	100.0%

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	1,677,370	—
Level 3	—	—

Total	$1,677,370	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABAG	Association of Bay Area Governments

AMBAC	American Municipal Bond Assurance Corporation

COPS	Certificates of Participation

CP	Commercial Paper

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

G.O.	General Obligation

Gtd.	Guaranteed

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

P-Floats	Puttable Floating Rate Securities

ROCS	Reset Option Certificates

Soc Gen	Societe Generale

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

MONEY MARKET FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 16.0%
Domestic Depository Institutions - 2.4%
Bank of America, New York,
2.36%, 7/8/08	$60,000	$60,000
2.86%, 7/30/08	50,000	50,000
Citibank, New York,
2.79%, 9/25/08	70,000	70,000
HSBC Bank, USA,
4.93%, 7/9/08	74,000	74,000

		254,000

Foreign Depository Institutions - 13.6%
Australia & New Zealand Bank, London,
2.80%, 9/24/08	50,000	50,000
2.80%, 9/26/08	30,000	30,000
Bank of Scotland PLC, Halifax Branch,
5.00%, 10/14/08	10,000	10,000
Bank of Scotland PLC, London Branch,
2.94%, 8/4/08	40,000	40,000
Bank of Scotland, New York Branch,
4.60%, 7/29/08	50,000	50,000
Barclays Bank, New York Branch,
4.43%, 7/7/08	65,000	65,000
4.77%, 7/25/08	70,000	70,000
BNP Paribas S.A., London Branch,
4.10%, 7/11/08	85,000	85,000
2.93%, 8/5/08	30,000	30,000
Commonwealth of Australia,
2.80%, 9/24/08	40,000	40,000
Credit Agricole S.A., London Branch,
4.91%, 10/9/08	45,000	45,000
4.97%, 10/14/08	10,000	10,000
Deutsche Bank, New York Branch,
2.85%, 8/4/08	50,000	50,000
LLoyds Bank, New York,
4.90%, 7/9/08	40,000	40,000
2.63%, 8/26/08	50,000	50,000
National Australia Bank, London Branch,
2.85%, 8/8/08	30,000	30,000
2.80%, 9/22/08	50,000	50,000
Rabobank Nederland, New York Branch,
2.40%, 7/9/08	50,000	50,000
2.44%, 7/24/08	45,000	45,000
2.60%, 8/1/08	50,000	50,000
Royal Bank of Canada, New York Branch,
2.71%, 9/22/08	50,000	50,001
Royal Bank of Scotland, London Branch,
4.23%, 7/10/08	78,000	78,000
Royal Bank of Scotland, New York Branch,
2.40%, 7/3/08, FRCD	50,000	49,999
2.90%, 8/4/08	25,000	25,000
Societe Generale, London Branch,
4.40%, 7/8/08	75,000	75,000
4.05%, 7/14/08	50,000	50,000
3.77%, 7/22/08	50,000	50,000
Toronto Dominion Bank, New York Branch,
2.35%, 7/10/08	50,000	50,000
4.02%, 7/14/08	115,000	115,000

		1,433,000

Total Certificates of Deposit (Cost $1,687,000)		1,687,000

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 7.9%
Credit Arbitrage - 0.3%
Cancara Asset Securitization Ltd.,
3.05%, 7/2/08	$35,000	$34,997

Multi-Seller Conduits - 5.7%
Amstel Funding Corp.,(1)
3.05%, 7/1/08	100,000	100,000
Clipper Receivables Corp.,
3.20%, 7/1/08	150,000	150,000
3.25%, 7/7/08	50,000	49,973
Fairway Finance Corp.,
3.00%, 7/3/08	100,000	99,983
Galleon Capital Corp.,
3.25%, 7/7/08	25,000	24,987
Jupiter Securitization Corp.,
3.00%, 7/2/08	50,000	49,996
Liberty Street Funding Co.,
3.00%, 7/2/08	25,000	24,998
Versailles CDS LLC, (1)
3.75%, 7/1/08	100,000	100,000

		599,937

Non-Depository Personal Credit - 1.9%
General Electric Capital Corp.,
3.93%, 7/8/08	60,000	59,954
2.52%, 7/11/08	75,000	74,948
2.84%, 7/29/08	60,000	59,867

		194,769

Total Commercial Paper (Cost $829,703)		829,703

CORPORATE NOTES/BONDS - 16.8%
Bank Holding Companies - 0.5%
Citigroup Funding, Inc., FRN,
2.69%, 8/13/08	25,000	25,000
HSBC USA, Inc., FRN,
2.48%, 7/15/08	25,000	25,000

		50,000

Chemicals and Allied Products - 0.4%
BASF Finance Europe N.V., FRN, (1)
2.81%, 7/21/08	40,000	40,000

Credit Arbitrage - 0.4%
Mazarin Funding Corp., FRN, (1)
2.89%, 7/25/08	48,000	48,000

Domestic Depository Institutions - 1.7%
National City Bank, FRN,
2.89%, 7/25/08	35,000	35,000
Wells Fargo Bank, San Francisco,
2.42%, 7/21/08	100,000	100,000
2.50%, 7/25/08	50,000	50,000

		185,000

Foreign Depository Institutions - 5.2%
Allied Irish Banks PLC, FRN, (1)
2.48%, 7/21/08	40,000	40,000
Australia and New Zealand Banking Group, FRN, (1)
2.66%, 7/3/08	70,000	70,000
2.46%, 7/7/08	25,000	25,000
2.51%, 7/23/08	21,000	21,000
Bank of Nova Scotia, FRN,
2.43%, 7/29/08	45,000	44,999
Credit Agricole, London Branch, FRN, (1)
2.77%, 7/22/08	50,000	50,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 16.8% - CONTINUED
Foreign Depository Institutions - 5.2% - (continued)
Danske Bank, FRN, (1)
2.47%, 7/21/08	$39,000	$39,000
Nordea Bank, Finland, New York, FRN, (1)
2.47%, 7/11/08	65,000	65,000
Royal Bank of Canada, FRN,
2.51%, 7/10/08	24,000	24,000
Royal Bank of Scotland PLC, FRN, (1)
2.51%, 7/21/08	55,000	55,000
UBS AG, Stamford, Connecticut, FRN,
2.44%, 7/16/08	40,000	40,000
Westpac Banking Corp., FRN,
2.75%, 9/11/08	15,000	15,000
Westpac Banking Corp., New York, FRN, (1)
2.44%, 7/7/08	60,000	60,000

		548,999

Insurance Carriers - 2.0%
Allstate Life Global Funding II, FRN, (1)
2.57%, 7/16/08	25,000	25,000
Genworth Global Funding, FRN, (1)
2.45%, 7/11/08	40,000	40,000
ING Verzekeringen N.V., FRN, (1)
2.45%, 7/7/08	55,000	55,000
MET Life Global Funding I, FRN, (1)
2.57%, 7/15/08	50,000	50,000
2.48%, 7/22/08	40,000	40,000

		210,000

Non-Depository Personal Credit - 2.0%
General Electric Capital Corp., FRN,
2.77%, 7/7/08	45,000	44,991
2.50%, 7/24/08	65,000	65,000
2.82%, 9/16/08	46,200	46,191
HSBC Finance Corp., FRN,
2.47%, 7/7/08	30,000	30,000
2.54%, 7/24/08	25,000	25,000

		211,182

Security and Commodity Brokers - 3.1%
Bear Stearns Co., Inc., FRN,
2.55%, 7/7/08	20,000	20,000
Goldman Sachs Group LP, FRN, (1)
2.92%, 7/25/08	40,000	40,000
Merrill Lynch & Co., FRN,
2.54%, 7/7/08	40,000	40,000
2.64%, 7/18/08	50,000	50,000
2.62%, 7/24/08	25,000	25,000
2.64%, 8/22/08	35,000	35,000
Morgan Stanley & Co., FRN,
2.60%, 7/15/08	22,000	22,000
2.57%, 7/28/08	92,800	92,801

		324,801

Structured Investment Vehicles - 1.5%
Beta Finance, Inc., FRN, (1)
2.90%, 7/28/08	20,000	20,000
CC USA, Inc., FRN, (1)
2.66%, 8/20/08	40,000	39,999
Sigma Finance, Inc., MTN, (1)
2.73%, 8/07/08	37,000	36,999

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 16.8% - CONTINUED
Structured Investment Vehicles - 1.5% - (continued)
Whistlejacket Capital LLC, FRN,(1)†
5.15%, 4/21/08	$35,000	$26,250
2.50%, 5/20/08	20,000	15,000
3.81%, 7/23/08	30,000	22,500

		160,748

Total Corporate Notes/Bonds (Cost $1,799,976)		1,778,730

EURODOLLAR TIME DEPOSITS - 22.5%
Domestic Depository Institutions - 5.6%
Bank of America, Toronto, Canada,
2.47%, 7/1/08	340,000	340,000
Manufacturers & Traders Trust Co.,
2.38%, 7/1/08	229,000	229,000
Marshall and Ilsley Bank, Grand Cayman,
2.06%, 7/1/08	27,453	27,453

		596,453

Foreign Depository Institutions - 16.9%
Bank of Scotland PLC, London,
3.00%, 7/1/08	100,000	100,000
Barclays Bank, Global Treasury Services, Grand Cayman,
3.00%, 7/1/08	50,000	50,000
BNP Paribas, London,
3.40%, 7/1/08	180,000	180,000
BNP Paribas, Paris,
3.25%, 7/1/08	125,000	125,000
CALYON, Grand Cayman,
3.00%, 7/1/08	150,000	150,000
Credit Agricole, London Branch,
2.85%, 7/1/08	170,000	170,000
Danske Bank, Copenhagen, Denmark,
3.25%, 7/1/08	150,000	150,000
Dexia Bank Belgium, Brussels,
3.00%, 7/1/08	350,000	350,000
HSBC France, Paris,
3.50%, 7/1/08	100,000	100,000
Lloyds Bank, London,
3.00%, 7/1/08	370,000	370,000
Royal Bank of Canada, Toronto, Canada,
3.00%, 7/1/08	40,000	40,000

		1,785,000

Total Eurodollar Time Deposits (Cost $2,381,453)		2,381,453

U.S. GOVERNMENT AGENCIES - 8.7% (2)
Fannie Mae - 1.3%
FNMA Discount Note,
2.11%, 8/1/08	30,000	29,946
2.08%, 8/13/08	21,000	20,948
2.30%, 8/27/08	70,635	70,378
FNMA Note,
5.00%, 9/15/08	20,308	20,424

		141,696

Federal Home Loan Bank - 7.0%
FHLB Bonds,
5.13%, 8/21/08	62,000	62,246
2.74%, 2/12/09	50,000	50,000
2.56%, 2/13/09	25,000	25,053
2.38%, 2/25/09	24,700	24,778
2.63%, 2/27/09	16,000	16,086
2.65%, 2/27/09	20,000	20,099

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.7% (2) - CONTINUED
Federal Home Loan Bank - 7.0% - (continued)
FHLB Bonds - (continued)
2.39%, 3/18/09	$41,000	$41,049
2.13%, 3/27/09	12,000	11,998
2.20%, 4/1/09	25,000	24,978
2.30%, 4/3/09	38,000	38,009
2.22%, 4/7/09	24,000	24,000
2.25%, 4/17/09	24,000	24,000
2.52%, 4/21/09	25,000	25,000
2.32%, 4/24/09	35,000	35,000
2.45%, 4/28/09	30,000	30,000
2.63%, 5/5/09	30,000	30,000
2.38%, 5/27/09	35,000	34,946
2.64%, 6/3/09	50,000	50,000
2.63%, 6/10/09	55,000	54,927
2.70%, 6/16/09	60,000	60,000
2.91%, 6/18/09	40,000	40,000
FHLB Discount Note,
2.08%, 9/12/08	19,000	18,920

		741,089

Freddie Mac - 0.4%
FHLMC Bond,
4.88%, 2/17/09	14,000	14,261
FHLMC Note,
2.45%, 4/09/09	25,000	25,000

		39,261

Total U.S. Government Agencies (Cost $922,046)		922,046

U.S. GOVERNMENT OBLIGATIONS - 10.6%
U.S. Treasury Bills - 0.5%
1.12%, 7/24/08	43,000	42,969
1.46%, 9/11/08	15,000	14,956

		57,925

U.S. Treasury Notes - 10.1%
3.25%, 8/15/08	119,000	119,299
4.13%, 8/15/08	302,000	302,924
4.63%, 9/30/08	202,000	203,548
3.13%, 10/15/08	49,000	49,264
4.88%, 10/31/08	160,000	161,699
4.75%, 12/31/08	112,000	113,804
3.25%, 1/15/09	20,000	20,187
4.50%, 4/30/09	40,000	40,802
4.88%, 5/15/09	50,000	51,103

		1,062,630

Total U.S. Government Obligations (Cost $1,120,555)		1,120,555

Investments, at Amortized Cost (Cost $8,740,733)		8,719,487

REPURCHASE AGREEMENTS - 17.6%
(Collateralized at a minimum of 102%) (3)
Joint Repurchase Agreements - 1.1%
Morgan Stanley & Co., Inc., dated 6/30/08, repurchase price $51,673
1.70%, 7/1/08	51,671	51,671
Societe Generale, New York Branch, dated 6/30/08, repurchase price $25,837
1.80%, 7/1/08	25,835	25,835
UBS Securities LLC, dated 6/30/08, repurchase price $38,755
1.80%, 7/1/08	38,753	38,753

		116,259

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 17.6% - CONTINUED
(Collateralized at a minimum of 102%) (4)
Repurchase Agreements - 16.5%
Bank of America N.A., dated 6/30/08, repurchase price $950,070
2.65%, 7/1/08	$950,000	$950,000
Bank of America Securities LLC, dated 6/30/08, repurchase price $270,019
2.50%, 7/1/08	270,000	270,000
JP Morgan Securities, dated 6/30/08, repurchase price $530,040
2.75%, 7/1/08	530,000	530,000

		1,750,000

Total Repurchase Agreements (Cost $1,866,259)		1,866,259

CAPITAL SUPPORT AGREEMENT - 0.0%
Northern Trust Corp. (5)	—	—

Total Capital Support Agreement (Cost $-)		—

Total Investments - 100.1% (Cost $10,606,992) (6)		10,585,746

Liabilities less Other Assets - (0.1)%		(11,393)

NET ASSETS - 100.0%		$10,574,353

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 7.50%	5/15/16 - 2/15/37
U.S. Treasury Notes	0.88% - 3.38%	4/15/10 - 7/15/15

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	5.00%	11/1/35
FNMA	4.50% - 6.50%	9/1/17 - 6/1/38

(5)	Investment in affiliate.
(6)	The cost for federal income tax purposes was ($10,606,992).

Percentages shown are based on Net Assets.

†	- Defaulted securities are valued by an independent pricing service and reflect a fair market value of such securities rather than amortized cost. Effective February 21, 2008, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (the “Agreement”) with the Northern Money Market Fund (the “Fund”). Under the agreement, the Corporation has committed to provide capital to the Fund, subject to a specified maximum amount, in the event that the Fund realizes a loss on the security, in an amount sufficient for the Fund to maintain its net asset value per share at no less than the minimum permissible net asset value, which is $0.9950. The Corporation will not receive any consideration from the Fund if it is required under the Agreement to make a capital contribution to the Fund. The Agreement will expire no later than February 28, 2009. The Fund treats the Agreement as an asset of the Fund in calculating its NAV.

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Money Market Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	10,521,996	—
Level 3	63,750	—

Total	$10,585,746	$—

*	Other financial instruments include futures and forwards, if applicable.

	Investments in Securities (000S)	Other Financial Instruments* (000S)
Balance as of 3/31/08	$84,996	$—
Realized gain(loss)	—	—
Change in unrealized appreciation/depreciation	(21,246)	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$63,750	$—

MONEY MARKET FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FRCD	Floating Rate Certificates of Deposit

FRN	Floating Rate Notes

FSB	Federal Savings Bank

MTN	Medium Term Notes

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0%
Alabama - 2.0%
Birmingham Medical Clinic Board Revenue Bonds,
University of Alabama Health Services (SunTrust Bank LOC),
1.53%, 7/9/08	$48,500	$48,500
Eutaw IDB PCR Refunding Bonds, Green County Project,
2.60%, 7/1/08	6,550	6,550
Health Care Authority For Baptist Revenue VRDB,
Series 2008-A (Regions Bank LOC),
1.60%, 7/9/08	15,545	15,545
Huntsville-Randolph School Educational Building Authority Lease Revenue VRDB,
Series 2008, Randolph School Project (Compass Bank LOC),
1.65%, 7/9/08	8,500	8,500
McIntosh IDB Environmental Improvement Revenue Refunding Bonds,
Series 1998D, CIBC Specialty Chemicals Corp.,
6.00%, 7/1/08	5,700	5,700
Mobile Spring Hill College Educational Building Authority Revenue VRDB,
Series 2004B, Spring Hill College Project (Regions Bank LOC),
1.54%, 7/9/08	8,900	8,900
Montgomery IDB Pollution Control and Solid Waste Disposal Revenue Refunding VRDB,
Series 2005, General Electric Co. Project (General Electric Co. Gtd.),
2.30%, 7/1/08	33,450	33,450
Taylor-Ryan Improvement District Number 2,
Variable Improvement Bonds, Series 2005 (Wachovia Bank N.A. LOC),
1.60%, 7/9/08	15,880	15,880

		143,025

Alaska - 0.5%
Valdez Marine Terminal Revenue Refunding Bonds, Series 2003A,
BP Pipelines, Inc. Project (BP PLC Gtd.),
2.05%, 7/1/08	5,500	5,500
Valdez Marine Terminal Revenue Refunding VRDB, Series 2001,
BP Pipelines, Inc. Project (BP PLC Gtd.),
2.05%, 7/1/08	5,200	5,200
Valdez Marine Terminal Revenue Refunding VRDB, Series 2003C,
BP Pipelines, Inc. Project (BP PLC Gtd.),
2.05%, 7/1/08	22,000	22,000

		32,700

Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds,
Series 2003B-2, The Terraces Project (Lloyds TSB Bank LOC),
1.51%, 7/9/08	4,085	4,085
Arizona Health Facilities Authority Revenue VRDB,
Series 2008-B, Banner Health (Bank of Nova Scotia LOC),
1.30%, 7/9/08	10,750	10,750
Arizona Health Facilities Authority Revenue VRDB,
Series 2008-C, Banner Health (Bank of Nova Scotia LOC),
1.45%, 7/9/08	12,675	12,675
Arizona State Board of Regents University System Revenue Refunding VRDB,
Series 2008-B (Lloyds TSB Bank LOC),
1.53%, 7/9/08	7,300	7,300
Phoenix IDA Multifamily Housing Revenue Refunding VRDB,
Series 1999, Southwest Village Apartments Project (FNMA Gtd.),
1.56%, 7/9/08	6,600	6,600
Phoenix IDA Revenue VRDB, Series 2001,
Valley of the Sun YMCA Project (Bank of America N.A. LOC),
2.40%, 7/1/08	3,900	3,900
Pima County IDA Multifamily Housing Revenue Refunding VRDB, Series 2001,
Eastside Place Apartments (FNMA LOC),
1.55%, 7/9/08	6,690	6,690

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Arizona - 1.3% - (continued)
Pima County IDA Revenue VRDB, Series 2002A,
Senior Living Facilities La Posada (Bank of America N.A. LOC),
1.50%, 7/9/08	$8,955	$8,955
Salt River Project Agricultural Improvement and Power District
Revenue Bonds, Citigroup Eagle Series 2006-14, (1)
1.56%, 7/9/08	8,700	8,700
Tempe IDA Senior Living Revenue VRDB,
Series 2002C, Friendship Village Project (Fortis Bank LOC),
1.53%, 7/9/08	15,400	15,400
Tucson IDA Revenue VRDB, Series 2002A,
Family Housing Resources Projects (FNMA LOC),
1.61%, 7/9/08	5,100	5,100

		90,155

California - 1.0%
California Health Facilities Financing Authority Revenue Bonds,
Series B1, Stanford Hospital (FSA Corp. Insured),
1.35%, 7/9/08	14,800	14,800
California State Economic Recovery G.O. Revenue VRDB,
Series 2004C-16 (FSA Corp. Insured),
1.25%, 7/9/08	3,400	3,400
California Statewide Communities Development Authority Revenue VRDB,
Series 2004L, Kaiser Permanente Project,
1.33%, 7/9/08	800	800
Kings County Multifamily Housing Authority Revenue Refunding VRDB,
Series 2001A, Edgewater Isle Apartments (FNMA LOC),
1.37%, 7/9/08	250	250
Los Angeles Wastewater System Revenue Refunding VRDB,
Subseries 2008-G (Bank of America N.A. LOC),
1.35%, 7/9/08	17,330	17,330
Metropolitan Water District of Southern California Waterworks Revenue Bonds,
Series 1999B,
1.30%, 7/9/08	700	700
Sacramento Suburban Water District COPS Refunding,
Series 2008 A-1 (Dexia Credit Local LOC),
1.28%, 7/9/08	7,300	7,300
Santa Clara Electric Revenue VRDB,
Subseries 2008-B (Dexia Credit Local LOC),
1.28%, 7/9/08	29,000	29,000

		73,580

Colorado - 2.5%
Arapahoe County Multifamily Revenue Refunding VRDB, Series 2001,
Rent Housing Hunters Run (FHLMC LOC),
1.56%, 7/9/08	9,355	9,355
Avon Urban Renewal Authority Tax Increment Revenue Bonds,
Series 2008, Town Center West Area Urban (Depfa Bank PLC LOC),
1.60%, 7/9/08	9,900	9,900
Broomfield Urban Renewal Authority Tax Increment Revenue, Series 2005,
Event Center Project (BNP Paribas LOC),
1.57%, 7/9/08	9,600	9,600
Centerra Metropolitan District Number One Revenue Refunding VRDB,
Series 2008 (Compass Bank LOC),
1.60%, 7/9/08	15,000	15,000
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Concordia University Irvine Project (U.S. Bank N.A. LOC),
2.23%, 7/1/08	9,065	9,065
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Immanuel Lutheran School Project (Bank of America N.A. LOC),
2.23%, 7/1/08	500	500

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Colorado - 2.5% - (continued)
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC),
1.50%, 7/9/08	$200	$200
Colorado Educational and Cultural Facilities Authority Revenue Bonds,
Series 2006, Pueblo Serra Worship Holdings (Wells Fargo Bank N.A. LOC),
1.63%, 7/9/08	1,985	1,985
Colorado Educational and Cultural Facilities Authority Revenue Refunding Bonds,
Series 2008, Nampa Christian Schools (U.S. Bank N.A LOC),
1.54%, 7/9/08	4,385	4,385
Colorado Health Facilities Authority Revenue Bonds,
Frasier Meadows Manor Project (JPMorgan Chase Bank LOC),
1.50%, 7/9/08	9,075	9,075
Colorado Health Facilities Authority Revenue Bonds, Series C-1,
Christian Living Community (Citibank N.A. LOC),
1.53%, 7/9/08	7,685	7,685
Colorado Health Facilities Authority Revenue Refunding VRDB,
Covenant Retirement (Bank of America N.A. LOC),
1.50%, 7/9/08	12,390	12,390
Colorado Health Facilities Authority Revenue VRDB,
Series 2004B, Adventist Health System Sunbelt (SunTrust Bank LOC),
1.50%, 7/9/08	15,720	15,720
Colorado Housing and Finance Authority Revenue Bonds,
Class 2003 I-A-2, SFM,
1.57%, 7/9/08	6,500	6,500
Colorado Housing and Finance Authority Revenue Bonds,
Class 2005 1-B-2, SFM,
1.57%, 7/9/08	4,310	4,310
Colorado Housing and Finance Authority Revenue Bonds,
Series 2006, SFM Class 2006-I-C-2,
1.57%, 7/9/08	15,900	15,900
Colorado State Education Loan Program TRANS,
3.25%, 8/5/08	25,000	25,008
Denver Urban Renewal Authority Tax Increment Revenue VRDB,
Series 2008 A-1, Tax Allocation, Stapleton (U.S. Bank N.A. LOC),
1.57%, 7/9/08	1,500	1,500
Erie Colorado COPS, Series 2005
(KeyBank N.A. LOC),
1.65%, 7/9/08	4,345	4,345
Hyland Village Metropolitan District G.O. VRDB,
Series 2008 (KeyBank N.A. LOC),
1.65%, 7/9/08	1,900	1,900
Summit County Recreational Facilities Revenue Refunding Bonds,
Series 1992, Copper Mountain (Bank of Nova Scotia LOC),
1.65%, 7/9/08	4,640	4,640
Westminster EDA Tax Increment Revenue VRDB, Series 2005,
North Huron Urban Renewal Project (Depfa Bank PLC LOC),
1.60%, 7/9/08	10,500	10,500

		179,463

District of Columbia - 1.1%
District of Columbia G.O. Refunding VRDB,
Series 2008-D (Dexia Credit Local LOC),
1.47%, 7/9/08	13,205	13,205
District of Columbia Revenue VRDB,
Carnegie (Allied Irish Bank LOC),
1.35%, 7/9/08	9,775	9,775
District of Columbia Revenue VRDB, Series 1999,
The Washington Home, Inc. (Wachovia Bank N.A. LOC),
1.52%, 7/9/08	3,530	3,530

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
District of Columbia - 1.1% - (continued)
District of Columbia Revenue VRDB, Series 2001,
Henry J. Kaiser Foundation,
1.55%, 7/9/08	$10,100	$10,100
District of Columbia Revenue VRDB,
Series 2005, Georgetown Day School Issue (SunTrust Bank LOC),
1.53%, 7/9/08	19,000	19,000
District of Columbia Revenue VRDB, Series 2008,
Kipp D.C. (Manufacturers & Traders Trust Co. LOC),
1.16%, 7/9/08	14,225	14,225
District of Columbia Water and Sewer Authority Revenue Bonds,
Series 1998, Citibank Eagle Trust 985201 (FSA Corp. Insured), (1)
1.61%, 7/9/08	3,300	3,300
District of Columbia Water and Sewer Revenue Bonds,
Citicorp Eagle Trust 8121A (FSA Corp. Insured), (1)
1.61%, 7/9/08	7,590	7,590

		80,725

Florida - 9.5%
Alachua County Health Facilities Authority Continuing Care Revenue VRDB,
Series 2002A, Oak Hammock University Project (BNP Paribas LOC),
2.40%, 7/1/08	8,000	8,000
Bay Medical Center Hospital Revenue Bonds,
Series 2007-B, Bay Medical Center Project (Regions Bank LOC),
1.60%, 7/9/08	20,000	20,000
Broward County Health Facilities Authority Revenue Refunding VRDB,
Series 2002, John Knox Village Project (Wachovia Bank N.A. LOC),
1.50%, 7/9/08	13,000	13,000
Broward County Revenue VRDB, Series 2007,
Maimonides Shalom Academy (Comerica Bank LOC),
1.57%, 7/9/08	9,970	9,970
Charlotte County Utility Revenue Refunding VRDB, Series 2003A
(FSA Corp. Insured),
1.55%, 7/9/08	9,500	9,500
Citizens Property Insurance Corp. Revenue Notes,
Series 2008 A-2, Sr. Secured,
4.50%, 6/1/09	71,000	71,630
Collier County Health Facilities Authority Revenue VRDB,
Series 2008, The Moorings, Inc. Project (Wachovia Bank N.A. LOC),
1.50%, 7/9/08	14,820	14,820
Escambia County PCR Refunding VRDB,
Gulf Power,
2.50%, 7/1/08	7,400	7,400
Florida Higher Educational Facilities Financing Authority Revenue VRDB,
Series 2006, Jacksonville University Project (Regions Bank LOC),
1.47%, 7/9/08	7,000	7,000
Florida Housing Finance Agency Revenue Bonds,
Multifamily XX (FNMA Insured),
1.58%, 7/9/08	8,100	8,100
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB,
Series 2001 I-A, Charleston (FHLMC Insured),
1.56%, 7/9/08	8,050	8,050
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C,
Monterey Lake (FHLMC LOC),
1.57%, 7/9/08	5,815	5,815
Florida Housing Finance Corp. Revenue Refunding VRDB,
Series 2001-J, Island Club Apartments (FHLMC Gtd.),
1.56%, 7/9/08	1,940	1,940

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Florida - 9.5% - (continued)
Florida State Board of Education G.O.,
Citigroup ROCS RR-II-R-482, (1)
1.55%, 7/9/08	$12,300	$12,300
Florida State Board of Education G.O.,
Eagle 720050054 - Class A, (1)
1.56%, 7/9/08	7,000	7,000
Florida State Board of Education G.O.,
Series EC 1049, Merrill P-Floats, (1)
1.55%, 7/9/08	1,285	1,285
Gainesville Utility System Revenue VRDB, Series 2007-A,
1.53%, 7/9/08	30,255	30,255
Highlands County Health Facilities Authority Revenue VRDB, Series 1996A,
Adventist Health System Sunbelt (SunTrust Bank LOC),
1.50%, 7/9/08	50,585	50,585
Highlands County Health Facilities Authority Revenue VRDB,
Series 1997A, Adventist Health System Sunbelt (SunTrust Bank LOC),
1.50%, 7/9/08	19,475	19,475
Highlands County Health Facilities Authority Revenue VRDB, Series 2003B,
Adventist Health System Sunbelt (SunTrust Bank LOC),
1.55%, 7/9/08	10,805	10,805
Hillsborough County IDA Revenue VRDB,
Series 2008-B, University Community (Wachovia Bank N.A. LOC),
1.62%, 7/9/08	9,600	9,600
Jacksonville Electric System Revenue VRDB,
Series Three-B-2,
1.54%, 7/9/08	12,100	12,100
Jacksonville Water and Sewer System Revenue VRDB,
Subseries 2008 B-1,
1.54%, 7/9/08	10,200	10,200
Lake County Capital Improvement Revenue Bonds, Deutsche Bank Spears/Lifers Trust
Various States, Goldman Sachs, Series 08-DB492 (Deutsche Bank Insured), (1)
1.60%, 7/9/08	11,365	11,365
Lee County IDA Healthcare Facilities Revenue Refunding VRDB, Series 2004,
Improvement Hope Hospice Project (SunTrust Bank LOC),
2.50%, 7/1/08	16,700	16,700
Lee County IDA Healthcare Facilities Revenue VRDB,
Series 1999B, Shell Point Village Project (Bank of America N.A. LOC),
1.53%, 7/9/08	4,245	4,245
Leesburg Hospital Revenue VRDB,
The Villages Regional Hospital (Royal Bank of Scotland PLC LOC),
1.60%, 7/9/08	10,000	10,000
Martin County Health Facilities Authority Hospital Revenue Refunding VRDB,
Series 2007A, Martin Memorial Medical Center (Wachovia Bank N.A. LOC),
1.50%, 7/9/08	7,900	7,900
Miami-Dade County Health Facilities Authority Hospital Revenue Bonds,
Series B4, Miami Childerens Hospital Project (Regions Bank LOC),
1.60%, 7/9/08	65,000	65,000
Orange County Finance Authority Multifamily Housing Revenue Refunding Bonds,
Series 1997, Post Lake Apartments Project (FNMA Insured),
1.58%, 7/9/08	5,365	5,365
Orange County Health Facilities Authority Revenue VRDB,
Series 1995, Adventist Health System Group (SunTrust Bank LOC),
1.50%, 7/9/08	2,900	2,900
Orange County Health Facilities Authority Revenue VRDB,
Series 2007, Adventist Long Term Care (SunTrust Bank LOC),
1.50%, 7/9/08	9,900	9,900

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Florida - 9.5% - (continued)
Orange County Health Facilities Authority Revenue VRDB,
Series 2008-E, Orlando Regional (SunTrust Bank LOC),
1.53%, 7/9/08	$5,000	$5,000
Orange County Health Facilities Authority Revenue VRDB,
Series 2008-G, Orlando Regional (SunTrust Bank LOC),
1.65%, 7/9/08	5,500	5,500
Orange County IDA Revenue VRDB, Series 2007,
Catholic Charities Center (SunTrust Bank LOC),
2.50%, 7/1/08	12,300	12,300
Orange County School Board COPS VRDB,
Series 2008-B (Assured Guaranty Insured),
1.51%, 7/9/08	8,600	8,600
Orange County School Board COPS VRDB,
Series 2008-C (SunTrust Bank LOC),
1.55%, 7/9/08	12,000	12,000
Orlando and Orange County Expressway Authority Revenue Refunding VRDB,
Subseries 2008 B-4 (Wachovia Bank N.A. LOC)
1.52%, 7/9/08	9,620	9,620
Palm Beach County School Board COPS,
Series 2002B (FSA Corp. Insured),
1.51%, 7/9/08	1,150	1,150
Palm Beach School Board COPS, Series 2013,
BB&T Municipal Trust Floaters (Branch Banking & Trust Co., Inc. LOC), (1)
1.57%, 7/9/08	11,200	11,200
Pembroke Pines Charter School Revenue VRDB,
Series 2008 (Assured Guaranty Insured),
1.58%, 7/9/08	10,000	10,000
Pinellas County Health Facility Authority Revenue Refunding VRDB,
Series A, Bayfront Hospital (SunTrust Bank LOC),
2.50%, 7/1/08	5,000	5,000
Polk County IDA Revenue Bonds, Series 2004,
Lifepath Hospice Project (SunTrust Bank LOC),
1.53%, 7/9/08	2,500	2,500
Polk County IDA Revenue VRDB,
Series A, Winter Haven Hospital Project (SunTrust Bank LOC),
2.50%, 7/1/08	11,150	11,150
Polk County IDA Revenue VRDB,
Series B, Winter Haven Hospital Project (SunTrust Bank LOC),
2.50%, 7/1/08	4,000	4,000
Polk County IDA Revenue VRDB,
Winter Haven Hospital Project (SunTrust Bank LOC),
2.50%, 7/1/08	4,800	4,800
Sarasota-Manatee Airport Authority Revenue Refunding VRDB, Series 2006,
(SunTrust Bank LOC),
2.50%, 7/1/08	4,450	4,450
Sunshine State Governmental Financing Commission Revenue Bonds,
CP Notes, Series L, Miami-Dade (Dexia Bank Belgium LOC),
1.60%, 7/8/08	54,075	54,075
Tampa Revenue Refunding VRDB, Series 2007,
Volunteers of America (Regions Bank LOC),
1.55%, 7/9/08	12,000	12,000
University of South Florida College COPS VRDB, Series A-1,
Medical Health Facilities (SunTrust Bank LOC),
1.65%, 7/9/08	22,835	22,835

		678,385

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Georgia - 4.6%
Bartow County Development Authority PCR VRDB,
Bowen Project,
2.50%, 7/1/08	$22,100	$22,100
Burke County Development Authority PCR VRDB,
Vogtle Project,
2.50%, 7/1/08	13,300	13,300
Clayton County Housing Authority Revenue Bonds,
Series 1985, Rivers Edge Development (FHLMC Gtd.),
1.56%, 7/9/08	6,000	6,000
Cobb County Housing Authority Multifamily Revenue VRDB, Series 1996,
Post Bridge Project (FNMA Insured),
1.52%, 7/9/08	500	500
DeKalb County Housing Authority Multifamily Revenue VRDB,
Post Brook Project (FNMA Gtd.),
1.56%, 7/9/08	4,300	4,300
DeKalb County Hospital Authority Revenue VRDB, Series 2005, Revenue Anticipation
Certificates, DeKalb Medical Center, Inc. Project (SunTrust Bank LOC),
1.53%, 7/9/08	7,900	7,900
Fulco Hospital Authority Revenue Anticipation Certificates, Series 1999,
Piedmont Hospital Project (SunTrust Bank LOC),
1.50%, 7/9/08	27,630	27,630
Fulton County Development Authority Revenue Bonds, Series 2002,
Woodward Academy, Inc. (SunTrust Bank LOC),
1.53%, 7/9/08	1,550	1,550
Fulton County Development Authority Revenue Bonds, Series 2004,
Holy Innocents Episcopal School Project (SunTrust Bank LOC),
1.53%, 7/9/08	10,300	10,300
Fulton County Development Authority Revenue Refunding VRDB,
Series 2008-A, Georgia Tech Facilities Project (SunTrust Bank LOC),
1.70%, 7/9/08	3,500	3,500
Fulton County Development Authority Revenue Refunding VRDB,
Series 2008-B, Georgia Tech Facilities Project (SunTrust Bank LOC),
1.70%, 7/9/08	3,400	3,400
Fulton County Development Authority Revenue VRDB,
Series 2002, Lovett School Project (SunTrust Bank LOC),
1.53%, 7/9/08	2,075	2,075
Fulton County Residential Care Facilities Revenue VRDB,
Series C, Lenbrook Project, First Mortgage (Royal Bank of Scotland PLC LOC),
1.58%, 7/9/08	23,200	23,200
Gordon County Hospital Authority Revenue VRDB, Series 1996-A,
Adventist Health Systems Sunbelt Project (SunTrust Bank LOC),
1.70%, 7/9/08	710	710
Gwinnett County Hospital Authority Revenue Bonds, Revenue Anticipation Certificates,
Series 2007-A, Gwinnett Hospital Systems Project (FSA Corp. Insured),
1.52%, 7/9/08	25,800	25,800
Gwinnett County Multifamily Housing Revenue VRDB,
Series 1996, Post Corners Project (FNMA Gtd.),
1.56%, 7/9/08	7,360	7,360
Macon Water and Sewer Authority Revenue Bonds, Series 2004,
1.56%, 7/9/08	9,740	9,740
Private Colleges and Universities Authority Revenue VRDB,
Series 2008A, Emory University,
1.75%, 7/7/09	7,000	7,000
Private Colleges and Universities Authority Revenue VRDB,
Series C-3, Emory University,
1.51%, 7/9/08	5,100	5,100
Richmond County Authority Revenue Anticipation Certificates,
Series 2003, University Health Services, Inc. Project (SunTrust Bank LOC),
1.53%, 7/9/08	8,400	8,400

MONEY MARKET FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Georgia - 4.6% - (continued)
Richmond County Authority Revenue VRDB, Series 2008-A,
MCG Health, Inc. Project (UBS AG LOC),
1.65%, 7/9/08	$9,500	$9,500
Rockdale County Hospital Authority Revenue Anticipation Certificates,
Series 2002, Rockdale Hospital (Wachovia Bank N.A. LOC),
1.47%, 7/9/08	23,925	23,925
Roswell Housing Authority Multifamily Revenue Refunding VRDB, Series 2002,
Chambrel Roswell (FNMA Gtd.),
1.56%, 7/9/08	10,000	10,000
Smyrna Housing Authority Multifamily Housing Revenue VRDB,
Series 1995, Hills of Post Village Project (FNMA Gtd.),
1.52%, 7/9/08	4,400	4,400
Smyrna Housing Authority Multifamily Housing Revenue VRDB,
Series 1996, Gardens Post Village Project (FNMA Gtd.),
1.52%, 7/9/08	11,200	11,200
Smyrna Multifamily Housing Authority Revenue Bonds,
Series 1997, F&M Villages Project (FNMA Gtd.),
1.52%, 7/9/08	4,500	4,500
State of Georgia G.O.,
Citigroup ROCS RR-II-R-10074, (1)
1.55%, 7/9/08	21,890	21,890
State of Georgia G.O. VRDB,
Series 2006 H-1,
1.40%, 7/9/08	41,501	41,501
Thomasville Hospital Authority Revenue Anticipation Certificates,
Series 2003, John D. Archibold Memorial Hospital Project (SunTrust Bank LOC),
1.53%, 7/9/08	5,200	5,200
Waleska Downtown Development Authority Revenue VRDB,
Reinhardt College Project (Regions Bank LOC),
1.58%, 7/9/08	3,900	3,900

		325,881

Idaho - 0.3%
Idaho Health Facilities Authority Revenue VRDB,
Series 2000, St. Luke’s Medical Center Project (FSA Corp. Insured),
2.60%, 7/1/08	19,500	19,500

Illinois - 9.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue VRDB,
Series 2005A, Suburban Mass Transit Metrolink (JPMorgan Chase Bank LOC),
1.55%, 7/9/08	14,700	14,700
Chicago Board of Education G.O. VRDB,
Series D (FSA Corp. Insured),
1.54%, 7/9/08	24,000	24,000
City of Chicago G.O. Refunding VRDB, Series 2005D,
Project Refunding (FSA Corp. Insured),
1.55%, 7/9/08	10,360	10,360
Chicago Water Revenue Refunding VRDB, Series 2004,
Second Lien (MBIA Insured),
4.75%, 7/9/08	24,850	24,850
Crestwood Revenue VRDB, Series 2007,
Trinity Christian College (Fifth Third Bank LOC),
1.59%, 7/9/08	7,615	7,615
DuPage County Revenue VRDB,
Benedictine University Building Project (National City Bank LOC),
1.84%, 7/9/08	18,285	18,285
Evanston G.O., Series 2002A,
Sherman Plaza,
1.55%, 7/9/08	19,140	19,140

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Illinois - 9.4% - (continued)
Evanston G.O. VRDB, Series 2000A,
Maple Street Project,
1.55%, 7/9/08	$3,900	$3,900
Evanston G.O. VRDB,
Series C, Recreation Center Project,
1.55%, 7/9/08	2,100	2,100
Hazel Crest Retirement Center Revenue Bonds,
Series 1992A, Waterford Estates Project (Depfa Bank PLC LOC),
1.60%, 7/9/08	9,765	9,765
Illinois Development Finance Authority IDR Bonds,
Series 1990B, Tajon Warehouse Project (JPMorgan Chase Bank LOC),
1.74%, 7/9/08	2,225	2,225
Illinois Development Finance Authority IDR VRDB,
Series 1999, Gas Technology Project (Harris N.A. LOC),
1.90%, 7/9/08	1,800	1,800
Illinois Development Finance Authority Revenue Bonds, Series 1984,
Enterprise Office Project (National City Bank LOC),
2.25%, 9/1/08	6,000	6,000
Illinois Development Finance Authority Revenue Bonds,
Series 2003, Carmel High School Project (Bank of America N.A. LOC),
1.56%, 7/9/08	6,200	6,200
Illinois Development Finance Authority Revenue Bonds,
Series 2004, Robert Morris College (JPMorgan Chase Bank LOC),
1.55%, 7/9/08	10,075	10,075
Illinois Development Finance Authority Revenue VRDB,
Series 1999D1, AMR Pooled Program (Fifth Third Bank LOC),
1.67%, 7/9/08	4,315	4,315
Illinois Development Finance Authority Revenue VRDB,
Series 1999D2, AMR Pooled Program (Fifth Third Bank LOC),
1.67%, 7/9/08	6,805	6,805
Illinois Development Finance Authority Revenue VRDB,
Series 1998, American Youth Hostels Project (Harris N.A. LOC),
1.63%, 7/9/08	5,785	5,785
Illinois Development Finance Authority Revenue VRDB,
Series 2003, Jewish Council Youth Services (Harris N.A. LOC),
1.90%, 7/9/08	2,655	2,655
Illinois Educational Facilities Authority Revenue Bonds, Northwestern University,
Macon Trust Variable Rate Certificates Series D, (1)
1.60%, 7/9/08	7,005	7,005
Illinois Educational Facilities Authority Revenue Bonds, Series A,
IIT Student Housing (Harris N.A. LOC),
1.54%, 7/9/08	20,095	20,095
Illinois Educational Facilities Authority Revenue Bonds, Series B-3,
University of Chicago,
1.95%, 5/5/09	8,265	8,265
Illinois Educational Facilities Authority Revenue Bonds,
Series 2002, Aurora University (Fifth Third Bank LOC),
1.56%, 7/9/08	3,300	3,300
Illinois Educational Facilities Authority Revenue VRDB,
Series 2001, Concordia University River Project (Harris N.A. LOC),
2.23%, 7/1/08	8,000	8,000
Illinois Finance Authority PCR Refunding VRDB, Series 2008-F,
Commonwealth Ed Co. (JPMorgan Chase Bank LOC),
1.55%, 7/9/08	4,500	4,500
Illinois Finance Authority Revenue Bonds,
Kohl Childrens Museum (Fifth Third Bank LOC),
1.54%, 7/9/08	2,180	2,180

MONEY MARKET FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Illinois - 9.4% - (continued)
Illinois Finance Authority Revenue Bonds,
Series A, All Saints Catholic (Harris N.A. LOC),
1.63%, 7/9/08	$11,200	$11,200
Illinois Finance Authority Revenue Bonds,
Series 2004, Community Action Partnership (Citibank N.A. LOC),
1.57%, 7/9/08	5,790	5,790
Illinois Finance Authority Revenue Bonds, Series 2004B,
University of Chicago,
1.40%, 7/9/08	2,000	2,000
Illinois Finance Authority Revenue Bonds,
Series 2005, Mercy Alliance Project, Put Opt (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	14,000	14,000
Illinois Finance Authority Revenue Bonds,
Series 2006A, Chicago Christian (Fifth Third Bank LOC),
1.59%, 7/9/08	10,200	10,200
Illinois Finance Authority Revenue Bonds,
Series 2008 A-3, Advocate Health Care,
1.90%, 4/1/09	17,055	17,055
Illinois Finance Authority Revenue VRDB, Series B,
Landing at Plymouth (Lloyds TSB Bank LOC),
1.51%, 7/9/08	17,700	17,700
Illinois Finance Authority Revenue VRDB,
Series 2005C, Friendship Village Schaumburg (Bank of America N.A. LOC),
1.50%, 7/9/08	21,550	21,550
Illinois Finance Authority Revenue VRDB,
Series 2007-A, McKinley Foundation Project (KeyBank N.A. LOC),
1.68%, 7/9/08	21,545	21,545
Illinois Finance Authority Revenue VRDB,
Series 2007-B, Sedgebrook, Inc. (Fortis Bank LOC),
1.54%, 7/9/08	19,500	19,500
Illinois Finance Authority Revenue VRDB,
Series 2007B1, Northwestern Memorial Hospital,
1.85%, 7/1/08	12,600	12,600
Illinois Finance Authority Revenue VRDB,
Series 2007B2, Northwestern Memorial Hospital,
1.70%, 7/1/08	9,400	9,400
Illinois Finance Authority Revenue VRDB, Series D,
The Clare At Water Tower Project (Bank of America N.A. LOC),
1.55%, 7/9/08	15,000	15,000
Illinois Health Facilities Authority Revenue Bonds, Series 2003A,
Advocate Healthcare Network,
3.78%, 7/2/08	9,990	9,990
Illinois Health Facilities Authority Revenue Bonds,
Series 2003C, Advocate Healthcare Network,
2.35%, 2/26/09	9,505	9,505
Illinois Health Facilities Authority Revenue Bonds,
Series 01, OSF Healthcare System (JPMorgan Chase Bank LOC),
1.70%, 7/1/08	8,000	8,000
Illinois Housing Development Authority Multifamily Revenue VRDB,
Series 2008-B, Lakeshore Plaza (JPMorgan Chase Bank LOC),
1.55%, 7/9/08	12,560	12,560
Illinois Multifamily Finance Authority Revenue VRDB,
Series 2005 (AMT), Villagebrook Apartments Project (FHLMC LOC),
1.70%, 7/9/08	4,700	4,700
Illinois State Sales Tax Revenue VRDB,
Bank of America Macon Trust Receipts Series C, (1)
1.60%, 7/9/08	3,500	3,500

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Illinois - 9.4% - (continued)
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-1,
Senior Priority,
1.51%, 7/9/08	$30,000	$30,000
Illinois State Tollway Highway Authority Revenue Refunding VRDB, Series 2008A-2,
Senior Priority,
1.57%, 7/9/08	32,000	32,000
Lisle Multifamily Housing Authority Revenue Bonds,
Ashley of Lisle Project (FHLMC LOC),
1.54%, 7/9/08	25,150	25,150
Normal G.O. VRDB, Series 2003,
McLean County Project,
1.55%, 7/9/08	4,750	4,750
Quad Cities Regional EDA Revenue Bonds,
Augustana College Project (Harris N.A. LOC),
1.57%, 7/9/08	14,800	14,800
Regional Transportation Authority Revenue Bonds,
Citicorp Eagle Trust Series 20001303 (FSA Insured), (1)
1.61%, 7/9/08	14,510	14,510
Rockford Revenue Bonds, Series 2002,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
1.98%, 7/1/08	5,785	5,785
Rockford Revenue Bonds, Series 2007,
Wesley Willows Obligation (Marshall & Ilsley Bank LOC),
1.98%, 7/1/08	8,325	8,325
Springfield Election Revenue Bonds, Series 2006-2,
ABN AMRO Munitops Certificate Trust (MBIA Insured), (1)
3.05%, 7/9/08	14,995	14,995
State of Illinois G.O. Bonds,
Citigroup ROCS RR-II-R-12069, (1)
1.56%, 7/9/08	8,000	8,000
University of Illinois Revenue Refunding VRDB,
Series 2008, Health Services System (JPMorgan Chase LOC),
1.60%, 7/9/08	41,215	41,215
Warren County Industrial Project Revenue Bonds, Series 2002,
Monmouth College Project (Allied Irish Bank LOC),
1.58%, 7/9/08	5,895	5,895
Will County Revenue VRDB, Series 2007,
University of St. Francis Project (Fifth Third Bank LOC),
1.59%, 7/9/08	6,000	6,000

		671,140

Indiana - 3.4%
Dearborn County Industrial Economic Development Revenue VRDB,
Series 2006, Dearborn County Hospital Project (JPMorgan Chase Bank LOC),
1.63%, 7/9/08	15,000	15,000
Fort Wayne Economic Development Revenue VRDB,
Series 2004, University of St. Francis (JPMorgan Chase Bank LOC),
2.30%, 7/9/08	2,600	2,600
Huntington Economic Development Revenue Refunding VRDB,
Series 2007, Huntington University (National City Bank LOC),
1.70%, 7/9/08	2,000	2,000
Indiana Bond Bank Revenue Notes, Series 2008-A,
Advance Funding Program Notes,
3.00%, 1/30/09	40,000	40,206
Indiana Bond Bank Revenue Notes, Series 2008-A,
Midyear Funding Program Notes,
3.00%, 5/28/09	24,005	24,256

MONEY MARKET FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Indiana - 3.4% - (continued)
Indiana Development Finance Authority Industrial Revenue Bonds, Series 1999,
Youth Opportunity Center Project (JPMorgan Chase Bank LOC),
2.30%, 7/9/08	$1,500	$1,500
Indiana Health and Educational Facilities Financing Authority Revenue Bonds,
Citigroup ROCS RR-II-R-10246, Ascension Health, (1)
1.55%, 7/9/08	36,540	36,540
Indiana Health and Educational Facilities Financing Authority Revenue Refunding VRDB,
Series 2006A, Hartsfield Community Village (Harris N.A. LOC),
1.50%, 7/9/08	7,030	7,030
Indiana Health and Educational Facilities Financing Authority Revenue VRDB,
Community Hospital LaGrange County (National City Bank LOC),
1.84%, 7/9/08	12,465	12,465
Indiana Health and Educational Facilities Financing Authority Revenue VRDB,
Series 2007, Marian College Project (JPMorgan Chase Bank LOC),
1.58%, 7/9/08	6,000	6,000
Indiana Health Facility Financing Authority Revenue Bonds, Series 2004,
Riverview Hospital Project (National City Bank LOC),
1.83%, 7/9/08	10,100	10,100
Indiana Health Facility Financing Authority Revenue VRDB, Series 2000,
Senior Living Greencroft Project (Bank of America N.A. LOC),
1.52%, 7/9/08	10,624	10,624
Indiana Health Facility Financing Authority Revenue VRDB, Series 2004A,
Margaret Mary Community Hospital Project (Fifth Third Bank LOC),
2.43%, 7/1/08	1,400	1,400
Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Series 2255, JPM Chase Putters (Berkshire Hathaway, Inc. Insured), (1)
1.63%, 7/9/08	15,480	15,480
Indianapolis Multifamily Housing Revenue VRDB,
Series 2008, Capital Place, Covington (FNMA Insured),
1.55%, 7/9/08	10,600	10,600
Marshall County Industrial Economic Development Revenue VRDB,
Series 2000, Culver Educational Foundation Project (Bank of New York LOC),
1.63%, 7/9/08	22,700	22,700
Terre Haute Industrial Economic Development Revenue Bonds,
Series 1985, First Financial Corp. Project (JPMorgan Chase Bank LOC),
1.80%, 7/9/08	1,100	1,100
Vincennes University Revenue Bonds,
Series 2004G, Student Fees (JPMorgan Chase Bank LOC),
1.58%, 7/9/08	21,930	21,930

		241,531

Iowa - 0.6%
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002,
Iowa West Foundation Project (U.S. Bank N.A. LOC),
1.65%, 7/9/08	955	955
Iowa Finance Authority Healthcare Facilities Revenue VRDB,
Care Initiatives Project (KBC Bank N.V. LOC),
2.43%, 7/1/08	1,235	1,235
Iowa Finance Authority Health Facilities Revenue VRDB,
Series A-1, Iowa Health (Assured Guaranty Insured),
1.50%, 7/9/08	9,100	9,100
Iowa Finance Authority Health Facilities Revenue VRDB,
Series A-3, Iowa Health (Assured Guaranty Insured),
1.60%, 7/9/08	5,000	5,000
Iowa Finance Authority Private College Revenue VRDB,
Series 2008, Drake University Project (Wells Fargo Bank N.A. LOC),
2.40%, 7/1/08	8,750	8,750

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Iowa - 0.6% - (continued)
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
Series 2000, Loras College Project (Bank of America N.A. LOC),
1.95%, 7/1/08	$2,000	$2,000
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
Series 2003, Des Moines University Project (Allied Irish Bank LOC),
2.43%, 7/1/08	800	800
Iowa Higher Education Loan Authority Revenue VRDB,
Series 2003, Graceland College (Bank of America N.A. LOC),
1.55%, 7/9/08	1,600	1,600
Iowa State School Cash Anticipation Program Warrant, Certificates,
Series 2008-A (FSA Corp. Insured),
3.50%, 6/25/09	14,500	14,745

		44,185

Kansas - 0.6%
Kansas Department of Transportation Highway Revenue Bonds,
Citigroup ROCS RR-II-R-10084, (1)
1.55%, 7/9/08	8,165	8,165
Kansas Department of Transportation Highway Revenue Bonds,
Series 2004C1,
1.52%, 7/9/08	15,000	15,000
Kansas Department of Transportation Highway Revenue Bonds,
Series 2004C2,
1.52%, 7/9/08	2,200	2,200
Kansas Development Finance Authority Revenue VRDB,
Series 1998BB, Shalom Village Obligation Group (Citibank N.A. LOC),
1.51%, 7/9/08	4,840	4,840
Kansas Development Finance Authority Revenue VRDB, Series 2004C,
Adventist Health System/Sunbelt (SunTrust Bank LOC),
1.55%, 7/9/08	1,900	1,900
Olathe Senior Living Facility Revenue VRDB,
Series C-1, Catholic Care Campus (Bank of America N.A. LOC),
1.53%, 7/9/08	12,600	12,600
University of Kansas Hospital Authority Revenue VRDB,
KU Health System (Harris N.A. LOC),
2.40%, 7/1/08	2,000	2,000

		46,705

Kentucky - 0.7%
Fort Mitchell League of Cities Revenue VRDB, Series 2002A,
Trust Lease Program (U.S. Bank N.A. LOC),
1.63%, 7/9/08	11,250	11,250
Henderson County Revenue Refunding Bonds,
Murray-Calloway County Public Hospital Project (Branch Banking & Trust Co. LOC),
1.70%, 7/9/08	4,085	4,085
Kentucky Asset Liability Commission General Fund TRANS,
Series 2008-A,
3.00%, 6/25/09	15,000	15,177
Louisville and Jefferson County Metropolitan Sewer District Revenue VRDB, Series 2003A,
Sewer and Drain System (FSA Corp. Insured),
1.52%, 7/9/08	2,960	2,960
Mayfield Multi-City Lease Revenue VRDB,
Kentucky League of Cities Pooled Program (Fifth Third Bank LOC),
1.67%, 7/9/08	4,000	4,000
Morehead League of Cities Revenue VRDB, Series 2004A,
Trust Lease Program (U.S. Bank N.A. LOC),
1.63%, 7/9/08	10,054	10,054

		47,526

MONEY MARKET FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Louisiana - 3.6%
Ascension Parish IDB Revenue VRDB,
Series 2007, IMTT-Geismar Project (SunTrust Bank LOC),
1.53%, 7/9/08	$22,500	$22,500
East Baton Rouge Parish Sales Tax Revenue Refunding VRDB,
Series 2008-A, Road and Street Improvement (Dexia Credit Local LOC),
1.54%, 7/9/08	12,200	12,200
Lafayette EDA Gulf Opportunity Zone Revenue VRDB,
Series 2008, Stirling Lafayette LLC Project (Regions Bank LOC),
1.52%, 7/9/08	7,350	7,350
Lake Charles Harbor & Terminal District Revenue Bonds,
Cogeneration Project (Rabobank Group GIC),
2.25%, 3/15/09	85,000	85,000
Louisiana Environmental Facilities Development Revenue Bonds,
Series 2004, Sacred Heart Project (SunTrust Bank LOC),
1.58%, 7/9/08	1,000	1,000
Louisiana Public Facilities Authority Revenue Bonds, Series 1985A,
Hospital Equipment Financing and Refunding (JPMorgan Chase Bank LOC),
1.50%, 7/9/08	20,350	20,350
Louisiana Public Facilities Authority Revenue VRDB, Series 2007,
International Matex Tank Terminals (SunTrust Bank LOC),
1.53%, 7/9/08	10,000	10,000
Louisiana Public Facilities Authority Revenue VRDB, Series 2008,
City Plaza LLC Project (Regions Bank LOC),
1.52%, 7/9/08	16,000	16,000
Louisiana State Municipal Natural Gas Purchasing and District Authority Revenue Bonds,
Series 1411Q, Putters (JPMorgan Chase and Co. LOC), (1)
1.60%, 7/9/08	48,197	48,197
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds,
Series 2003B (JPMorgan Chase Bank LOC),
1.55%, 7/9/08	5,700	5,700
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB,
Series 2007-A, Loop LLC Project (SunTrust Bank LOC),
1.53%, 7/9/08	27,000	27,000
St. Tammany Parish Development District Gulf Opportunity Zone Revenue VRDB,
Series 2008-A, Slidell Development Co. LLC Project (Regions Bank LOC),
1.57%, 7/9/08	5,000	5,000

		260,297

Maine - 0.2%
Maine Finance Authority Revenue VRDB,
Series 2007-A, Hebron Academy (Fifth Third Bank LOC),
1.58%, 7/9/08	14,700	14,700
South Berwick Educational Revenue VRDB,
Series 2000, Berwick Academy Issue (Allied Irish Bank LOC),
1.57%, 7/9/08	3,620	3,620

		18,320

Maryland - 2.9%
Baltimore County Revenue VRDB,
Series 1999, Calvert Hall College Project (Manufacturers & Traders Trust Co. LOC), (1)
1.16%, 7/9/08	2,885	2,885
Baltimore County Revenue VRDB,
Series 1999, Calvert Hall College Project (Manufacturers & Traders Trust Co. LOC),
1.16%, 7/9/08	6,000	6,000
Baltimore County Revenue VRDB, Series 2004,
Notre Dame Preparatory School (Manufacturers & Traders Trust Co. LOC),
1.21%, 7/9/08	6,365	6,365
Baltimore County Revenue VRDB, Series 2006,
Maryvale Preparatory School (Manufacturers & Traders Trust Co. LOC),
1.21%, 7/9/08	4,130	4,130

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Maryland - 2.9% - (continued)
Frederick County Revenue Bonds, Series 1997,
Homewood, Inc. Facility (Manufacturers & Traders Trust Co. LOC),
1.66%, 7/9/08	$8,300	$8,300
Gaithersburg Economic Development Revenue VRDB, Series B,
Asbury Maryland Obligation (KBC Bank N.V. LOC),
1.53%, 7/9/08	4,900	4,900
Maryland Economic Development Corp. Revenue Bonds,
Series 1997, Jenkins Memorial, Inc. (Manufacturers & Traders Trust Co. LOC),
1.66%, 7/9/08	3,290	3,290
Maryland Economic Development Corp. Revenue VRDB,
Series 2008-A, Howard Hughes Medical Institute,
1.48%, 7/9/08	22,500	22,500
Maryland Health and Higher Educational Facilities Authority Revenue Refunding VRDB,
Series 2005B, Adventist Healthcare (Manufacturers & Traders Trust Co. LOC),
1.52%, 7/9/08	13,800	13,800
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Kennedy (SunTrust Bank LOC),
1.53%, 7/9/08	9,000	9,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2003B, Adventist Health Care (Manufacturers & Traders Trust Co. LOC),
1.43%, 7/9/08	9,000	9,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2005A, Adventist Healthcare (Bank of America N.A. LOC),
1.50%, 7/9/08	10,000	10,000
Maryland Health and Higher Educational Facilities Authority Revenue VRDB,
Series 2008-E, University of Maryland Medical System (SunTrust Bank LOC),
1.50%, 7/9/08	6,800	6,800
Montgomery County Economic Development Revenue VRDB, Series 2004,
Riderwood Village, Inc. Project (Manufacturers & Traders Trust Co. LOC),
1.54%, 7/9/08	33,110	33,110
Montgomery County Housing Opportunities Commission Multifamily Housing
Revenue Bonds, Series 1991-A, Oakwood Apartments (FHLMC LOC),
1.57%, 7/9/08	15,320	15,320
State of Maryland G.O.,
Series 1790 B, JPMorgan Putters, (1)
1.60%, 7/9/08	40,995	40,995
Washington County Revenue VRDB, Series 2007,
Homewood Williamsport Facilities (Manufacturers & Traders Trust Co. LOC), (1)
1.71%, 7/9/08	12,000	12,000

		208,395

Massachusetts - 4.2%
Boston Water and Sewer Tax Exempt CP,
(Bank of America N.A. LOC),
2.05%, 7/3/08	20,000	20,000
Boston Water and Sewer Tax Exempt CP,
(Bank of America N.A. LOC),
1.78%, 1/20/09	10,000	10,000
Massachusetts State Development Finance Agency Revenue VRDB,
Dana Hall School (Bank of New York LOC),
1.57%, 7/9/08	3,465	3,465
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2003, Lesley University (Bank of America N.A. LOC),
1.65%, 7/9/08	4,600	4,600
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2003, Phillips Academy,
1.55%, 7/9/08	19,200	19,200

MONEY MARKET FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Massachusetts - 4.2% - (continued)
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2004, Groton School,
1.63%, 7/9/08	$7,500	$7,500
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2005, ISO New England, Inc. (KeyBank N.A. LOC),
1.55%, 7/9/08	4,800	4,800
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007, Seashore Port-Deaconess, Inc. (Banco Santander Central Hispano LOC),
1.47%, 7/9/08	5,000	5,000
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2007-B, Linden Ponds, Inc. (Fortis Bank LOC),
1.47%, 7/9/08	20,700	20,700
Massachusetts State Development Finance Agency Revenue VRDB,
Series 2008, Abby Kelley Foster Public School (The Toronto-Dominion Bank LOC),
1.56%, 7/9/08	5,000	5,000
Massachusetts State G.O. Refunding VRDB, Series 2005A,
1.53%, 7/9/08	33,200	33,200
Massachusetts State G.O. VRDB, Series B,
2.85%, 7/1/08	20,000	20,000
Massachusetts State Health and Educational Facilities Authority Revenue Bonds,
Citigroup ROCS RR-II-R-10244, Partners Health, (1)
1.54%, 7/9/08	17,700	17,700
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 1999R, Harvard University,
1.55%, 7/1/08	48,400	48,400
Massachusetts State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-I, Wellesley College,
1.30%, 7/9/08	3,000	3,000
Massachusetts Water Resource Authority Revenue Refunding VRDB,
Series 2008-A,
1.55%, 7/9/08	16,000	16,000
Massachusetts Water Resource Authority Revenue Refunding VRDB,
Series 2008-B,
1.45%, 7/9/08	14,700	14,700
Massachusetts Water Resource Authority Tax Exempt CP Notes,
Series 2008 (State Street Bank & Trust LOC),
1.40%, 8/7/08	23,000	23,000
Revere Housing Authority Multifamily Revenue Refunding VRDB,
Series 1991-C, Waters Edge Apartment Project (FSA Corp. Insured),
1.60%, 7/9/08	23,990	23,990

		300,255

Michigan - 3.3%
Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue
Refunding Bonds, Series B, Glacier Hills Project (JPMorgan Chase Bank LOC),
1.50%, 7/9/08	1,745	1,745
Farmington Hills Hospital Finance Authority Revenue Refunding VRDB,
Series 2008-A, Botsford Obligated (U.S. Bank N.A LOC),
2.43%, 7/1/08	8,185	8,185
Grand Rapids Economic Development Corp. Revenue Refunding Bonds,
Series 1991A, Amway Hotel (Bank of America N.A. LOC),
1.64%, 7/9/08	1,100	1,100
Grand Rapids Economic Development Corp. Revenue VRDB,
Series 2000, Limited Obligation, Holland Home Health (Fifth Third Bank LOC),
1.50%, 7/9/08	8,670	8,670
Huron County Economic Development Corp. Limited Obligation Revenue Refunding VRDB,
Huron Memorial Hospital Project (Fifth Third Bank LOC),
1.64%, 7/9/08	1,025	1,025

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Michigan - 3.3% - (continued)
Jackson County Economic Development Corp. Limited Obligation Revenue Refunding VRDB,
Series 2001A, Vista Grande Villa (Bank of America N.A. LOC),
1.95%, 7/1/08	$10,275	$10,275
Jackson County Economic Development Corp. Limited Obligation Revenue VRDB,
Series 1984, Thrifty Leoni, Inc. Project (Fifth Third Bank LOC),
1.59%, 7/9/08	1,000	1,000
Kentwood Economic Development Corp. Revenue VRDB, Series 2002B,
Holland Home (Bank of America N.A. LOC),
1.50%, 7/9/08	6,035	6,035
Macomb County Hospital Finance Authority Revenue Refunding VRDB, Series 2003A-2,
Mt. Clemens General (Comerica Bank LOC),
2.25%, 7/1/08	3,500	3,500
Michigan Higher Education Facilities Authority Limited Obligation Revenue Refunding VRDB,
Series 2008-A, Law School Project (Wachovia Bank N.A. LOC),
1.66%, 7/9/08	8,000	8,000
Michigan Municipal Bond Authority Revenue Notes,
Series 2007 B-2 (Bank of Nova Scotia LOC),
4.50%, 8/20/08	20,000	20,022
Michigan State Hospital Finance Authority Revenue Refunding VRDB,
Series 2003A, Crittenton Hospital (Comerica Bank LOC),
2.25%, 7/1/08	11,650	11,650
Michigan State Hospital Finance Authority Revenue VRDB,
Marquette General Hospital (Assured Guaranty Insured),
1.58%, 7/9/08	9,000	9,000
Michigan State Hospital Finance Authority Revenue VRDB,
Series 2002, Hospice of Michigan (Fifth Third Bank LOC),
1.59%, 7/9/08	5,600	5,600
Michigan State Strategic Fund Limited Obligation Revenue Bonds,
Lansing Saint Vincent Home Project (Comerica Bank Insured),
1.53%, 7/9/08	2,715	2,715
Michigan State Strategic Fund Limited Obligation Revenue Bonds,
Leader Dogs for the Blind Project (Comerica Bank LOC),
1.62%, 7/9/08	3,200	3,200
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB,
Series 2005A, Holland Home Group (Fifth Third Bank LOC),
1.50%, 7/9/08	10,315	10,315
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB,
Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC),
1.47%, 7/9/08	8,400	8,400
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB,
Series 2008 ET, Detroit Edison (Bank of Nova Scotia LOC),
1.55%, 7/9/08	2,475	2,475
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2004,
YMCA Greater Grand Rapids (Fifth Third Bank LOC),
1.64%, 7/9/08	1,000	1,000
State of Michigan G.O. Unlimited Notes, Series 2007-A (Michigan G.O. LOC),
4.00%, 9/30/08	98,000	98,254
Wayne Charter County Revenue VRDB, Series 2001,
University of Detroit Jesuit Project (Allied Irish Bank LOC),
1.56%, 7/9/08	9,825	9,825
West Shore Medical Center Health Facilities Revenue VRDB, Series 2001
(National City Bank LOC),
1.75%, 7/9/08	2,000	2,000

		233,991

Minnesota - 1.9%
Arden Hills Housing and Healthcare Facilities Revenue Refunding Bonds,
Series 1999A, Presbyterian Homes (U.S. Bank N.A. LOC),
2.43%, 7/1/08	800	800

MONEY MARKET FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Minnesota - 1.9% - (continued)
Austin Housing and Redevelopment Authority Revenue Bonds,
Series 2004A, Cedars of Austin Project (Bank of America N.A. LOC),
1.70%, 7/9/08	$4,320	$4,320
Burnsville Housing Revenue VRDB,
Series 1999A, Provence LLC Project (Bank of America N.A. LOC),
1.60%, 7/9/08	15,650	15,650
Fridley Senior Housing Revenue Refunding VRDB,
Series 2007-A, Banfill Crossing (FNMA Insured),
1.60%, 7/9/08	8,800	8,800
Mankato Multifamily Housing Revenue VRDB,
Series 1997, Highland Hills Project (Bank of America N.A. LOC),
2.43%, 7/1/08	7,285	7,285
Maple Grove Economic Development Revenue Bonds,
Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC),
1.50%, 7/9/08	5,435	5,435
Minneapolis and St. Paul Housing and Redevelopment Authority Health Care System Revenue VRDB,
Series B, Childrens Health Care (FSA Corp. Insured),
2.45%, 7/1/08	5,800	5,800
Minneapolis Revenue VRDB, Series 2000,
People Serving People Project (U.S. Bank N.A. LOC),
2.43%, 7/1/08	1,995	1,995
Minnesota Agricultural and Economic Developmental Board Revenue VRDB,
Series 2008 C-4, Health Care Facilities-Essential (Assured Guaranty Insured),
2.40%, 7/1/08	10,000	10,000
Minnesota State Higher Education Facilities Authority Revenue VRDB,
Series 2002 5-L, University St. Thomas (Allied Irish Bank LOC),
1.55%, 7/9/08	1,600	1,600
Minnesota State Higher Education Facilities Authority Revenue VRDB,
Series 2007-6Q, Concordia University St. Paul (U.S. Bank N.A. LOC),
2.20%, 7/1/08	10,955	10,955
Minnesota Water PCR Bonds, Series 2002A,
Wachovia MERLOTS Series 2003-B06, (1)
1.61%, 7/9/08	9,960	9,960
Rochester Health Care Facilities Revenue VRDB, Series E,
Mayo Clinic,
1.68%, 5/7/09	10,000	10,000
St. Paul Housing and Redevelopment Authority Revenue Bonds,
Series A, Science Museum of Minnesota (U.S. Bank N.A. LOC),
1.60%, 7/9/08	16,100	16,100
State of Minnesota Revenue Bonds,
Series 2007-31, Clipper Tax-Exempt Certificate Trust, (1)
1.58%, 7/9/08	25,900	25,900

		134,600

Mississippi - 2.5%
Mississippi Business Finance Corp. Golf Opportunity Zone Revenue VRDB,
Series 2007-C, Chevron USA, Inc. Project,
3.00%, 7/1/08	25,900	25,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB,
Series 2007-D, Chevron USA, Inc. Project,
1.50%, 7/1/08	28,250	28,250
Mississippi Business Finance Corp. Revenue VRDB,
Edgewater Retail Partners (JPMorgan Chase Bank LOC),
1.60%, 7/9/08	17,000	17,000
Mississippi Business Finance Corp. Revenue VRDB,
Series 600, Concourse Project (Regions Bank LOC),
1.60%, 7/9/08	2,800	2,800

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Mississippi - 2.5% - (continued)
Mississippi Business Finance Corp. Revenue VRDB,
Series 2007, Colle Towing Co., Inc. Project (Regions Bank LOC),
1.60%, 7/9/08	$2,500	$2,500
Mississippi Business Finance Corp. Revenue VRDB,
Series 2007, Grand Alliance LLC Project (Regions Bank LOC),
1.60%, 7/9/08	12,700	12,700
Mississippi Business Finance Corp. Revenue VRDB,
Series 2007-A, Drury Inns, Inc. Project (Regions Bank LOC),
1.60%, 7/9/08	13,180	13,180
Mississippi Business Finance Corp. Revenue VRDB,
Series 2007-A, PSL North America LLC (JPMorgan Chase Bank LOC),
1.60%, 7/9/08	48,000	48,000
Mississippi Development Bank Obligation Bonds,
Series 04, ABN AMRO Munitops Certificate Trust 2004-40 (FSA Corp. Insured), (1)
1.60%, 7/9/08	19,995	19,995
Mississippi Hospital Equipment and Facilities Authority Revenue VRDB,
North Mississippi Health,
1.45%, 7/9/08	9,425	9,425

		179,750

Missouri - 2.3%
Chesterfield IDA Educational Facilities Revenue VRDB, Series 2003,
Gateway Academy, Inc. Project (U.S. Bank N.A. LOC),
2.43%, 7/1/08	530	530
Kansas City IDA Multifamily Housing Revenue Refunding VRDB,
Coach House South Apartments (FHLMC LOC),
1.58%, 7/9/08	10,100	10,100
Missouri State Development Finance Board Infrastructure Facilities Revenue VRDB,
Series 2000C, St. Louis Convention Center (U.S. Bank N.A. LOC),
2.43%, 7/1/08	8,200	8,200
Missouri State Health and Education Reveune Bonds, Washington University,
ABN AMRO Munitops Certificate Trust 2006-90, (1)
1.59%, 7/9/08	11,050	11,050
Missouri State Health and Educational Facilities Authority Revenue Bonds,
Series C-2, Ascension Health,
1.75%, 3/3/09	20,000	20,000
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 1999B, St. Louis University,
2.43%, 7/1/08	2,200	2,200
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC),
1.53%, 7/9/08	18,440	18,440
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2001B, Bethesda Health Group (U.S. Bank N.A. LOC),
2.43%, 7/1/08	9,765	9,765
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2004A, Lutheran Church (Bank of America N.A. LOC),
2.23%, 7/1/08	9,520	9,520
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2007, Lutheran Church Extension (National City Bank LOC),
2.43%, 7/1/08	4,800	4,800
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series 2008-B, BJC Health System,
1.38%, 7/9/08	11,400	11,400
Missouri State Health and Educational Facilities Authority Revenue VRDB,
Series C-5, SSM Health,
1.53%, 7/9/08	8,600	8,600

MONEY MARKET FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Missouri - 2.3% - (continued)
Platte County IDA Multifamily Housing Revenue Refunding Bonds,
Series 1996, Wexford Place Project (FHLMC Gtd.), (1)
1.56%, 7/9/08	$7,900	$7,900
St. Charles County IDA Revenue Refunding VRDB,
Country Club Apartments (FNMA LOC),
1.57%, 7/9/08	19,000	19,000
St. Charles County IDA Revenue Refunding VRDB, Series 1993,
Remington Apartments Project (FNMA Gtd.),
1.57%, 7/9/08	10,500	10,500
St. Charles County IDA Revenue Refunding VRDB, Series 1995,
Casalon Apartments Project (FNMA Gtd.),
1.57%, 7/9/08	5,570	5,570
St. Louis County IDA Revenue Refunding VRDB, Series 1996-B,
Friendship Village South County Project (Bank of America N.A. LOC),
1.53%, 7/9/08	4,725	4,725
University of Missouri Revenue VRDB,
Series 2001A, System Facilities,
1.70%, 7/1/08	1,000	1,000

		163,300

Montana - 0.0%
Montana Facility Finance Authority Revenue VRDB,
Series A, Sister of Charity,
1.70%, 7/1/08	1,800	1,800

Nebraska - 0.1%
Scotts Bluff County Hospital Authority Revenue Refunding VRDB,
Series 2005, Regional West Medical Center Number 1 (KeyBank N.A. LOC),
1.55%, 7/9/08	10,120	10,120

Nevada - 1.0%
Carson City Hospital Revenue VRDB, Series 2003-B,
Tahoe Hospital Project (U.S. Bank N.A. LOC),
1.50%, 7/9/08	3,000	3,000
Clark County Economic Development Revenue VRDB,
Bishop Gorman High School Project (Allied Irish Bank LOC),
1.56%, 7/9/08	14,575	14,575
Clark County Economic Development Revenue VRDB,
Series 2000, Lutheran Secondary School Association Project (Allied Irish Bank LOC),
1.56%, 7/9/08	8,100	8,100
Las Vegas Economic Development Revenue VRDB, Series A,
Keep Memory Alive Project (Bank of New York LOC),
1.56%, 7/9/08	42,800	42,800

		68,475

New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue VRDB,
Cottage Hospital Issue (Allied Irish Bank LOC),
1.55%, 7/9/08	3,775	3,775
New Hampshire Health and Educational Facilities Authority Revenue Bonds,
Bishop Guertin High School (Allied Irish Bank LOC),
1.67%, 7/9/08	5,765	5,765
New Hampshire Health and Educational Facilities Authority Revenue VRDB,
Series A, LRG Healthcare (JPMorgan Chase Bank LOC),
1.65%, 7/9/08	5,540	5,540

		15,080

New Mexico - 0.0%
New Mexico Finance Authority Revenue Refunding Bonds,
Subseries 2008 B-2, Sub Lien (UBS AG LOC),
1.65%, 7/9/08	2,800	2,800

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
New York - 2.1%
Chemung County Industrial Development Agency Revenue VRDB, Series 2007-A,
Elmira College Project (JPMorgan Chase Bank LOC),
1.61%, 7/9/08	$3,900	$3,900
Metropolitan Transportation Authority Dedicated Tax Revenue VRDB, Series 2002B
(FSA Corp. Insured),
1.45%, 7/9/08	2,650	2,650
Monroe County Industrial Development Agency Revenue VRDB,
Series 2008, Harley School Project (Manufacturers & Traders Trust Co. LOC),
1.16%, 7/9/08	2,000	2,000
New York City G.O.,
Series E, Subseries E-4 (Bank of America N.A. LOC),
1.37%, 7/9/08	30,500	30,500
New York City Industrial Development Agency Civic Revenue VRDB,
Series 2008, Congregation Darchei Torah (KeyBank N.A. LOC),
1.65%, 7/9/08	16,000	16,000
New York City Industrial Development Agency Civic Revenue VRDB,
Sephardic Community Youth Center (Manufacturers & Traders Trust Co. LOC),
1.21%, 7/9/08	3,300	3,300
New York State Dormitory Authority Revenue VRDB,
Series 2003, Teresian House Housing Corp. Project (Lloyds TSB Bank LOC),
1.40%, 7/9/08	6,360	6,360
New York State Housing Finance Agency Revenue VRDB,
Series 2002, 20 River Terrace Housing (FNMA Gtd.),
1.45%, 7/9/08	11,900	11,900
New York State Urban Development Corp. Revenue Bonds,
Floating Rate Receipts SG-164 (FGIC-TCRS), (1)
1.57%, 7/9/08	19,500	19,500
Triborough Bridge and Tunnel Authority Revenue Refunding VRDB,
Subseries 2005 B-1,
1.44%, 7/9/08	10,900	10,900
Ulster County Industrial Development Agency Revenue VRDB,
Series 2007-C, Kingston Regional Senior Living (Fortis Bank LOC),
1.42%, 7/9/08	5,000	5,000
Westchester County Industrial Development Agency Revenue Refunding VRDB, Series 2008
Hebrew Hospital Continuing Care (Manufacturers & Traders Trust Co. LOC),
1.21%, 7/9/08	13,905	13,905
Westchester County Industrial Development Agency Revenue VRDB,
Series 2001, Catharine Field Home (Comerica Bank LOC),
1.42%, 7/9/08	6,500	6,500
Westchester County Industrial Development Agency Revenue VRDB,
Series 2007, Kendal Hudson Project Continuing Care (Natixis S.A. LOC),
1.42%, 7/9/08	17,500	17,500

		149,915

North Carolina - 2.2%
Charlotte G.O. VRDB,
1.50%, 7/9/08	21,025	21,025
Durham County Industrial Facilities and Pollution Control Financing Authority Revenue VRDB,
Series 2007, Research Triangle (SunTrust Bank LOC),
1.55%, 7/9/08	10,000	10,000
Guilford County G.O. VRDB, Series 2005-B,
1.55%, 7/9/08	4,900	4,900
Mecklenburg County COPS VRDB,
Series 2008-A,
1.50%, 7/9/08	28,000	28,000

MONEY MARKET FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
North Carolina - 2.2% - (continued)
North Carolina Capital Facilities Finance Agency Educational Revenue VRDB,
Series 2007, Rocky Mountain Preparatory School (Branch Banking & Trust Co. LOC),
1.61%, 7/9/08	$6,500	$6,500
North Carolina Capital Facilities Finance Agency Recreational Revenue VRDB,
Series 2007-B, YMCA Greater Charlotte Project (Wachovia Bank N.A. LOC),
1.55%, 7/9/08	4,900	4,900
North Carolina Capital Facilities Finance Agency Revenue Bonds, Duke University,
Citigroup Eagle 2006-12, (1)
1.56%, 7/9/08	12,000	12,000
North Carolina Medical Care Commission Healthcare Revenue Refunding Bonds,
Series 2003-C, First Mortgage Well Spring (Allied Irish Bank LOC),
1.54%, 7/9/08	8,115	8,115
North Carolina Medical Care Commission Healthcare Facilities Revenue Refunding VRDB,
Series 2007, Lutheran Retirement Project (SunTrust Bank LOC),
1.50%, 7/9/08	6,800	6,800
North Carolina Medical Care Commission Healthcare Facilities Revenue VRDB,
Series C, First Mortgage, Pennybyrn Project (Bank of America LOC),
1.50%, 7/9/08	13,020	13,020
Raleigh COPS VRDB,
Series 2005-B, Downtown Improvement Projects,
1.54%, 7/9/08	35,000	35,000
University of North Carolina Revenue Bonds,
Citigroup Eagle 720053014 Class 2005A, (1)
1.56%, 7/9/08	5,800	5,800

		156,060

North Dakota - 0.1%
Cass County Health Facilities Revenue VRDB, Series 2008 A-2,
Health Care - Essential (Assured Guaranty Insured),
1.55%, 7/9/08	7,000	7,000

Ohio - 3.5%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds,
Series 2125, Morgan Stanley Floaters (Morgan Stanley LOC), (1)
1.75%, 7/9/08	17,900	17,900
City of Columbus G.O.,
Citigroup ROCS RR-II-R-11293, (1)
1.55%, 7/9/08	6,000	6,000
Cleveland-Cuyahoga County Port Authority Revenue VRDB, Series 2005-B,
Museum of Art Project,
1.55%, 7/9/08	7,500	7,500
Cuyahoga County Healthcare Facilities Revenue Bonds,
McGregor AMASA Stone (KeyBank N.A. LOC),
1.54%, 7/9/08	18,850	18,850
Cuyahoga County Healthcare and Independent Living Facilities Revenue VRDB,
Series B, Eliza Jennings Senior Care (Banco Santander Central Hispano LOC),
1.52%, 7/9/08	22,860	22,860
Cuyahoga County Hospital Revenue VRDB, Series 2003,
Improvement Metrohealth System Project (KeyBank N.A. LOC),
1.61%, 7/9/08	6,740	6,740
Cuyahoga County Revenue VRDB,
Series 2004 Subseries B3, Cleveland Clinic,
1.70%, 7/1/08	1,200	1,200
Franklin County Healthcare Facilities Revenue Refunding Bonds, Series 2005,
Chelsea First Community (KBC Bank N.V. LOC),
1.61%, 7/9/08	17,400	17,400
Franklin County Hospital Revenue Refunding VRDB, Series 1996-B,
U.S. Health Corp. of Columbus (Citibank N.A. LOC),
1.52%, 7/9/08	11,895	11,895

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Ohio - 3.5% - (continued)
Kent State University Revenue VRDB,
Series 2008, General Receipts (KeyBank N.A. LOC),
1.60%, 7/9/08	$9,100	$9,100
Lancaster Port Authority Gas Revenue VRDB, Series 2008,
1.55%, 7/9/08	30,000	30,000
Medina County Health Care Facilities Revenue VRDB,
Series 2007A, Southwest General Health Center (Royal Bank of Scotland PLC LOC),
1.56%, 7/9/08	7,605	7,605
Ohio Higher Educational Facilities Revenue VRDB,
Series 2007, Marietta College Project (JPMorgan Chase Bank LOC),
1.58%, 7/9/08	6,735	6,735
Ohio Higher Educational Facilities Revenue VRDB,
Series 2007, Ohio Dominican University Project (JPMorgan Chase Bank LOC),
1.58%, 7/9/08	13,500	13,500
Ohio Housing Finance Agency Multifamily Revenue VRDB, Series 2002F,
Chambrel at Montrose (FNMA LOC),
1.56%, 7/9/08	6,351	6,351
Ohio State Air Quality Development Authority Revenue Refunding VRDB,
Series 2006A, Pollution Control, Firstenergy (KeyBank N.A. LOC),
1.55%, 7/9/08	37,000	37,000
Ohio State G.O. Bonds,
Citigroup ROCS Series RR-II-R-4037, (1)
1.55%, 7/9/08	14,440	14,440
Ohio State G.O. VRDB,
Series B, Common Schools,
1.30%, 7/9/08	700	700
Parma Hospital Improvement Revenue VRDB, Series 2006C,
Parma Community Hospital (JPMorgan Chase Bank LOC),
1.56%, 7/9/08	9,600	9,600
Richland County Health Care Facilities Revenue Refunding Bonds,
Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank LOC),
1.53%, 7/9/08	2,080	2,080
Summit County Port Authority Revenue Bonds,
Series 2005, Lawrence School Project (Fifth Third Bank LOC),
1.50%, 7/9/08	3,425	3,425

		250,881

Oklahoma - 0.7%
Garfield County Industrial Authority PCR Refunding Bonds,
Series A, Oklahoma Gas and Electric Co. Project,
1.70%, 7/9/08	18,200	18,200
Oklahoma Turnpike Authority Revenue Refunding VRDB,
Series F,
1.55%, 7/9/08	15,000	15,000
Tulsa Airports Improvement Variable Rate Certificates,
Series B2 (MBIA Insured), (1)
3.05%, 7/9/08	14,190	14,190

		47,390

Oregon - 1.5%
Clackamas County Hospital Facility Authority Revenue Refunding VRDB,
Willamette Series A-1 (Bank of New York LOC),
1.50%, 7/9/08	9,975	9,975
Medford Hospital Facilities Authority Revenue VRDB, Series 2006,
Cascade Manor Project (KBC Bank N.V. LOC),
1.70%, 7/1/08	8,495	8,495
Oregon Health, Housing, Educational and Cultural Facilities Authority Revenue VRDB,
Series 95A, Evangelical Lutheran Good Samaritan (U.S. Bank N.A. LOC),
1.60%, 7/9/08	2,650	2,650

MONEY MARKET FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Oregon - 1.5% - (continued)
Oregon State Department of Transportation Highway Usertax Revenue Bonds,
Series 2006-43, ABN AMRO Munitops Certificate Trust, (1)
1.59%, 7/9/08	$9,995	$9,995
Oregon State Facilities Authority Revenue VRDB,
Series 2002A, Hazelden Springbrook Project (Allied Irish Bank LOC),
1.58%, 7/9/08	3,700	3,700
Oregon State Facilities Authority Revenue VRDB,
Series 2005A, Quatama Crossing (FNMA LOC),
1.56%, 7/9/08	20,000	20,000
Oregon State Facilities Authority Revenue VRDB,
Series 2008-B, Peacehealth (U.S. Bank N.A LOC),
1.55%, 7/9/08	13,300	13,300
Oregon State Facilities Authority Revenue VRDB,
Series 2008-C, Peacehealth (Wells Fargo Bank N.A. LOC),
1.55%, 7/9/08	10,000	10,000
State of Oregon G.O.,
Series 2008-A, TRANS,
3.00%, 6/30/09	28,705	29,071

		107,186

Pennsylvania - 1.1%
Emmaus General Authority Revenue VRDB, Subseries 1989-D25,
Local Government Revenue Bonds (Depfa Bank PLC LOC),
1.50%, 7/9/08	3,700	3,700
Pennsylvania Economic Development Financing Authority Revenue VRDB,
Gertrude Barber Center Project (National City Bank LOC),
1.84%, 7/9/08	5,430	5,430
Pennsylvania Economic Development Financing Authority Treasury Department
Hospital Revenue VRDB, Series 2006 A3, Hospital Enhancement Loan Program
(National City Bank LOC),
1.84%, 7/9/08	9,220	9,220
Pennsylvania Turnpike Commission Revenue VRDB,
Series 2002B,
1.60%, 7/9/08	10,000	10,000
Philadelphia Hospitals and Higher Education Facilities Authority Revenue VRDB,
Series 1999B, Jefferson Health System,
2.20%, 2/10/09	10,000	10,000
Philadelphia School District G.O. Refunding,
Subseries 2008 B-2 (Wachovia Bank N.A. LOC),
1.43%, 7/9/08	17,000	17,000
Southcentral General Authority Revenue VRDB
(FSA Corp. Insured),
1.71%, 7/9/08	14,000	14,000
Westmoreland County IDA Revenue VRDB, Series C,
Retirement Redstone (Bank of Nova Scotia LOC),
1.52%, 7/9/08	13,000	13,000

		82,350

Puerto Rico - 0.1%
Commonwealth of Puerto Rico TRANS,
Series 2007 (Bank of Nova Scotia LOC),
4.25%, 7/30/08	6,000	6,004

South Carolina - 2.0%
Charleston Waterworks and Sewer Revenue VRDB, Series B,
Capital Improvements,
1.55%, 7/9/08	27,200	27,200
Easley Utility Revenue Refunding VRDB, Series 2007
(FSA Corp. Insured),
1.52%, 7/9/08	32,925	32,925

MONEY MARKET FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
South Carolina - 2.0% - (continued)
Medical University Hospital Authority Revenue VRDB,
Series 2005A-5, Austin Variable Certificates (MBIA Insured), (1)
4.00%, 7/9/08	$12,230	$12,230
Oconee County PCR Refunding VRDB,
Series 1993, Duke Energy Corp. (SunTrust Bank LOC),
1.53%, 7/9/08	42,250	42,250
Piedmont Municipal Power Agency Electric Revenue VRDB,
Series 2008-B (Assured Guaranty Insured),
1.40%, 7/9/08	20,900	20,900
South Carolina Jobs-Economic Development Authority Health Facilities Revenue Refunding VRDB,
Episcopal (Wachovia Bank N.A. LOC),
1.55%, 7/9/08	5,000	5,000

		140,505

Tennessee - 4.5%
Blount County Public Building Authority Revenue VRDB,
Local Government Public Improvement Bonds,
Series A-4-A,
3.00%, 7/1/08	2,650	2,650
Blount County Public Building Authority Revenue VRDB,
Local Government Public Improvement,
Series C-1-A,
2.30%, 7/1/08	17,000	17,000
Chattanooga Health Educational and Housing Facility Board Revenue VRDB, Series 2004A,
Tennessee Health Program-Cumberland Medical (AmSouth Bank Birmingham LOC),
1.58%, 7/9/08	21,000	21,000
Clarksville Public Building Authority G.O. VRDB,
Series 2001 (SunTrust Bank LOC),
1.53%, 7/9/08	5,400	5,400
Metropolitan Government Nashville and Davidson County Health and Educational Facilities
Revenue Refunding Bonds, Richland Place, Inc. Project (SunTrust Bank LOC),
1.53%, 7/9/08	1,000	1,000
Metropolitan Government Nashville and Davidson County Health and Educational Facilities
Revenue VRDB, Series 1996A, Adventist Health System (SunTrust Bank LOC),
1.50%, 7/9/08	1,040	1,040
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Revenue VRDB,
Series 1997-A, Adventist Health System (SunTrust Bank LOC),
1.50%, 7/9/08	1,135	1,135
Metropolitan Government Nashville and Davidson County Health and Educational Facilities
Revenue VRDB, Series 2002, Ensworth School Project (SunTrust Bank LOC),
1.53%, 7/9/08	2,255	2,255
Metropolitan Government Nashville and Davidson County IDA Revenue Refunding,
Series 2002, Multifamily Housing, Spinnaker Cove Apartments Project (FNMA Gtd.),
1.59%, 7/9/08	2,805	2,805
Metropolitan Government Nashville and Davidson County IDB Multifamily Housing Revenue
Refunding VRDB, Series 1989, Graybrook (Societe Generale LOC),
1.60%, 7/9/08	6,710	6,710
Metropolitan Government Nashville and Davidson County IDB Revenue
Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.),
1.57%, 7/9/08	5,525	5,525
Municipal Energy Acquisition Corp. Revenue Bonds,
Series 1579-2006, Putters (JPMorgan Chase and Co. LOC), (1)
1.60%, 7/9/08	47,680	47,680
Sevier County Public Building Authority, Local Government Public
Improvement Revenue Bonds, Series 2000 IV-B-4 (FSA Corp. Insured),
2.73%, 7/1/08	1,200	1,200
Sevier County Public Building Authority, Local Government Public
Improvement Revenue Bonds, Series 2000 IV-B-8 (FSA Corp. Insured),
2.73%, 7/1/08	370	370

MONEY MARKET FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Tennessee - 4.5% - (continued)
Shelby County G.O. Refunding VRDB,
Series 2008-B,
1.50%, 7/9/08	$26,000	$26,000
Shelby County Health, Educational and Housing Facilities Board Revenue Refunding VRDB,
Series 2008, Briarcrest (Regions Bank LOC),
1.60%, 7/9/08	9,300	9,300
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Memphis University School Project (SunTrust Bank LOC),
1.55%, 7/9/08	4,200	4,200
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2001, Youth Villages (Allied Irish Bank LOC),
1.58%, 7/9/08	1,700	1,700
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2003, St. Benedict Auburndale High School Project (AmSouth Bank Birmingham LOC),
1.55%, 7/9/08	6,400	6,400
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series 2005, Hutchison School Project (Bank of America N.A. LOC),
1.55%, 7/9/08	9,900	9,900
Shelby County Health, Educational and Housing Facilities Board Revenue VRDB,
Series A-1, Gateway Projects (FNMA Gtd.),
1.55%, 7/9/08	5,575	5,575
Sullivan County Health and Educational and Housing Facilities Board Revenue Bonds,
Wellmont Health Systems Project (Bank of America N.A. LOC),
1.50%, 7/9/08	36,375	36,375
Tennergy Corp. Gas Revenue Bonds,
Series 1258Q, Putters (JPMorgan Chase and Co. LOC), (1)
1.60%, 7/9/08	34,910	34,910
Tennergy Corp. Gas Revenue Bonds,
STARS Trust Receipts 1260B (BNP Paribas LOC), (1)
1.60%, 7/9/08	73,995	73,995

		324,125

Texas - 10.5%
ABN AMRO Munitops Certificate Trust G.O.,
Series 2007-21 (PSF of Texas Gtd.), (1)
1.59%, 7/9/08	16,010	16,010
Austin Water and Wastewater System Revenue Refunding VRDB,
Series 2008 (Dexia Bank Belgium LOC),
1.40%, 7/9/08	15,500	15,500
Bexar County and Clear Creek Revenue Bonds,
Series 2007-28, Clipper Tax-Exempt Certificate Trust, (1)
1.85%, 7/9/08	39,565	39,565
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds,
Series 2005, Roman Catholic Diocese (Wachovia N.A. LOC),
1.40%, 7/9/08	13,500	13,500
Conroe Independent School District G.O.,
ABN AMRO Munitops Certificate Trust 2002-1 (PSF of Texas Gtd.), (1)
1.60%, 7/9/08	9,995	9,995
Dallas Water and Sewer Revenue Bonds,
State Street Clipper Tax-Exempt Certificate Trust 2007-23, (1)
1.70%, 7/9/08	20,000	20,000
Denton Independent School District G.O.,
Series 2007-50, ABN AMRO Munitops Certificate Trust (PSF of Texas Gtd.), (1)
1.59%, 7/9/08	13,700	13,700
Denton Independent School District Variable Rate Certificates,
Series 2004C, Piper Jaffray Funding LLC (PSF of Texas Gtd.), (1)
1.59%, 7/9/08	12,705	12,705

MONEY MARKET FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Texas - 10.5% - (continued)
El Paso Housing Finance Corp. Variable Certificates, Series 2001E,
SFM Revenue (GNMA Gtd.), (1)
1.60%, 7/9/08	$6,400	$6,400
Grand Prairie Independent School District G.O. VRDB, Building Bonds (PSF of Texas Gtd.),
3.76%, 8/1/08	45,000	45,000
Grand Prairie Independent School District G.O. VRDB, Series 2004,
School Building (PSF of Texas Gtd.),
3.76%, 8/1/08	19,655	19,655
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB,
Series 2008-B, YMCA Greater Houston (Allied Irish Bank LOC),
1.55%, 7/9/08	11,000	11,000
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB,
Series 2008-E, YMCA Greater Houston (Regions Bank LOC),
1.70%, 7/1/08	100	100
Harris County Flood Control District G.O. Refunding,
Series 2008-B,
1.50%, 7/9/08	14,200	14,200
Harris County Health Facilities Development Corp. Hospital Revenue Refunding VRDB,
Series 2008-A, Baylor College Medicine (Compass Bank LOC),
1.50%, 7/9/08	13,100	13,100
Harris County Health Facilities Development Corp. Hospital Revenue VRDB,
Series 2007-B, Baylor College Medicine (JPMorgan Chase Bank LOC),
1.54%, 7/9/08	91,300	91,300
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB,
Series 2006 B, Sears Caprock Corp. Project (Banco Santander Central Hispano LOC),
1.50%, 7/9/08	3,275	3,275
HFDC of Central Texas, Inc. Retirement Facilities Revenue VRDB,
Series 2006 C, Village Gleannloch Farms (Citibank N.A. LOC),
1.52%, 7/9/08	10,250	10,250
Houston Independent School District G.O. Revenue VRDB,
Series 2004, Schoolhouse (PSF of Texas Gtd.),
1.85%, 6/15/08	45,375	45,375
Houston Utilities System Revenue Refunding Bonds,
Series B3, First Lien (Dexia Credit Local LOC),
1.70%, 7/9/08	10,500	10,500
Irving Independent School District Revenue VRDB,
Series 2004A (PSF of Texas Gtd.),
3.76%, 8/1/08	17,800	17,800
Kendall County Health Facility Development Corp. Health Care Revenue VRDB,
Series 2008-A, Morningside Ministries (Allied Irish Bank LOC),
1.54%, 7/9/08	5,900	5,900
La Marque Independent School District G.O.,
Series 2003, Smith Barney ROCS 1058 (PSF of Texas Gtd.), (1)
1.55%, 7/9/08	7,980	7,980
Leander Independent School District G.O.,
ABN AMRO Munitops Certificate Trust Series 2002-16 (PSF of Texas Gtd.), (1)
1.59%, 7/9/08	11,000	11,000
Lower Colorado River Authority Revenue Bonds,
Series 2994, JPM Chase Putters, Transmission Contract (Berkshire Hathaway Inc. Insured), (1)
1.63%, 7/9/08	4,325	4,325
Lubbock Health Facilities Development Corp. Revenue Refunding VRDB,
Series 2008-B, St. Joseph Health System (Wachovia Bank N.A. LOC),
2.10%, 7/1/08	31,850	31,850
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB,
Memorial Health System East Texas (Wachovia Bank N.A. LOC),
2.72%, 7/1/08	8,500	8,500

MONEY MARKET FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Texas - 10.5% - (continued)
Northside Independent School District School Building Bonds,
Series 2002A, ABN AMRO Munitops Certificate Trust 2003-28 (PSF of Texas Gtd.), (1)
1.59%, 7/9/08	$9,870	$9,870
Northwest Independent School District G.O.,
Citigroup ROCS RR-II R-11220 (PSF of Texas Gtd.), (1)
1.55%, 7/9/08	3,975	3,975
Rockwall Independent School District G.O. VRDB,
Series 2006, School Building (PSF of Texas Gtd.),
1.53%, 7/9/08	16,000	16,000
San Antonio Independent School District G.O., Series 2001B,
ABN AMRO Munitops Certificate Trust 2001-29 (PSF of Texas Gtd.), (1)
1.60%, 7/9/08	19,995	19,995
State of Texas G.O.,
Citigroup Eagle 2006-126 Class A, (1)
1.56%, 7/9/08	51,900	51,900
State of Texas G.O. Refunding,
Veterans Housing Assistance-Fund I,
1.55%, 7/9/08	6,000	6,000
State of Texas Transportation Community Mobility G.O. Bonds,
Citigroups ROCS RR-II-R-12208, (1)
1.58%, 7/9/08	5,085	5,085
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB,
Adventist Long Term Care (SunTrust Bank LOC),
1.50%, 7/9/08	9,515	9,515
Tarrant County Health Facilities Development Corp. Revenue VRDB,
Series 1996-A, Adventist Health System Sunbelt (SunTrust Bank LOC),
1.50%, 7/9/08	5,060	5,060
Tarrant County Housing Finance Corp. Revenue VRDB,
Series 2003, Gateway Arlington Apartments Project (FNMA Gtd.),
1.56%, 7/9/08	8,345	8,345
Texas City Industrial Development Corp.,
Wachovia MERLOTS Series 2000-A34, Arco Pipeline Project, (1)
1.86%, 7/9/08	3,835	3,835
Texas Municipal Gas Acquisition and Supply Corp. II Revenue Bonds,
Series 2007-042-1993B, STARS Certificates, (1)
1.60%, 7/9/08	33,340	33,340
Texas State Transportation Commission First Tier Revenue Bonds,
Citigroup ROCS RR-II-R-12011, (1)
1.55%, 7/9/08	6,100	6,100
Texas State Transportation Commission Revenue VRDB,
Series B, First Tier,
1.55%, 7/9/08	42,550	42,550
Texas University Revenue Bonds, Series 2003B,
Wachovia MERLOTS Series 2003-B14, (1)
1.61%, 7/9/08	7,755	7,755
Tom Greene County Health Facilities Development Corp. Revenue VRDB,
Universal Health Services Project (Bank of Nova Scotia LOC),
1.65%, 7/9/08	1,800	1,800
Travis County Retirement Health Facilities Development Corp. Revenue VRDB,
Series C, Querencia Barton Creek (Bank of America N.A. LOC),
1.50%, 7/9/08	3,000	3,000
Trinity River IDA Revenue Refunding Bonds,
ADP, Inc. Project (Automatic Data Processing Gtd.),
3.15%, 7/1/08	4,000	4,000
University of Texas Permanent University Fund Revenue Bonds,
Series 2036, BB&T Municipal Trust, (1)
1.55%, 7/9/08	6,000	6,000

MONEY MARKET FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Texas - 10.5% - (continued)
University of Texas Revenue Refunding VRDB,
Series 2007-B, Financing System,
1.25%, 7/9/08	$8,900	$8,900

		751,510

Utah - 0.9%
Intermountain Power Agency Supply Revenue Bonds,
Citicorp Eagle Trust CR-331 (FSA Corp. Insured), (1)
1.59%, 7/9/08	3,230	3,230
Park City Revenue VRDB,
Series 2007, Ski and Snowboard Association (Wells Fargo Bank N.A. LOC),
1.55%, 7/9/08	3,380	3,380
Utah Water Finance Agency Revenue VRDB,
Series 2008 B-3,
1.65%, 7/9/08	58,900	58,900

		65,510

Virginia - 3.3%
Alexandria IDA Revenue Refunding VRDB,
Series 2005, Goodwin House (Wachovia Bank N.A. LOC),
1.95%, 7/1/08	19,300	19,300
Charlottesville IDA Educational Facilities Revenue Bonds,
Series 2006-B, University of Virginia Foundation Project (Wachovia Bank N.A. LOC),
1.48%, 7/9/08	38,370	38,370
Chesapeake Bay Bridge and Tunnel District Revenue Bonds,
Wachovia MERLOTS Series 2003A39 (MBIA Insured), (1)
1.61%, 7/9/08	6,025	6,025
Fairfax County Educational Facilities Revenue Bonds,
Series 2003, The Madeira School (Bank of America N.A. LOC),
1.65%, 7/9/08	18,600	18,600
Fairfax County IDA Revenue Bonds,
Series 2008C-3,
1.60%, 4/20/09	50,000	50,000
Hampton Redevelopment and Multifamily Housing Authority Revenue Refunding VRDB,
Hampton Center Apartments Project (FHLMC Insured),
1.54%, 7/9/08	14,510	14,510
Harrisonburg IDA Revenue Refunding Bonds,
Series B, Mennonite Retirement (Citibank N.A. LOC),
1.52%, 7/9/08	11,635	11,635
Loudoun County IDA Revenue VRDB,
Series 2003E, Howard Hughes Medical Institute,
1.48%, 7/9/08	39,430	39,430
Lynchburg IDA Revenue Refunding VRDB,
Series A, Central Health (SunTrust Bank LOC),
1.55%, 7/9/08	6,000	6,000
Newport News Redevelopment and Multifamily Housing Revenue Refunding VRDB,
Series 2001, Springhouse Apartments Project (FHLMC Gtd.),
1.56%, 7/9/08	13,200	13,200
Prince William County COPS VRDB,
Series 2006B (Wachovia Bank N.A. LOC),
1.65%, 7/9/08	6,350	6,350
Virginia Commonwealth University Health Systems Authority Revenue VRDB,
Series 2008C (Branch Banking & Trust Co. LOC),
2.73%, 7/1/08	10,000	10,000

		233,420

Washington - 2.7%
Bremerton County Revenue Bonds, Series 2003,
Kitsap Regional Conference Center Parking (Bank of America N.A. LOC),
1.57%, 7/9/08	2,365	2,365

MONEY MARKET FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Washington - 2.7% - (continued)
Energy Northwest Washington Electric Revenue Refunding VRDB,
Subseries 2008 F-2, Project 3,
1.40%, 7/9/08	$30,000	$30,000
Everett Washington Public Facilities District Revenue VRDB, Series 2007,
2.43%, 7/1/08	1,400	1,400
Washington State Finance Commission Nonprofit Housing Revenue
Refunding VRDB, Series 1997, Panorama City Project (KeyBank N.A. LOC),
2.70%, 7/1/08	8,035	8,035
Washington State Finance Commission Nonprofit Housing Revenue VRDB,
Series B, St. Thomas School Project (Bank of America N.A. LOC),
1.56%, 7/9/08	5,000	5,000
Washington State Finance Commission Nonprofit Housing Revenue VRDB,
Series 2000, Living Care Centers Project (Wells Fargo Bank N.A. LOC),
1.56%, 7/9/08	8,040	8,040
Washington State G.O., Series 1993B,
Smith Barney Soc Gen Trust SGB-13, (1)
1.54%, 7/9/08	20,600	20,600
Washington State G.O., Wachovia MERLOTS Series 2001-A54, (1)
1.86%, 7/9/08	4,090	4,090
Washington State Healthcare Facilities Authority Revenue VRDB,
Seattle Cancer Care (KeyBank N.A. LOC),
1.63%, 7/9/08	10,310	10,310
Washington State Healthcare Facilities Authority Revenue VRDB, Series 2003,
Association of Community and Migrant Health Centers (U.S. Bank N.A. LOC),
1.60%, 7/9/08	2,060	2,060
Washington State Higher Education Facilities Authority Revenue Refunding VRDB,
Series 2007, St. Martins University Project (KeyBank N.A. LOC),
1.65%, 7/9/08	8,900	8,900
Washington State Higher Education Facilities Authority Revenue Refunding VRDB,
Series 2008, Seattle Pacific University (U.S. Bank N.A. LOC),
1.60%, 7/9/08	23,000	23,000
Washington State Higher Education Facilities Authority Revenue VRDB,
Series 2003A, Cornish College of Arts Project (Bank of America N.A. LOC),
1.60%, 7/9/08	2,100	2,100
Washington State Housing Finance Commission Nonprofit Revenue Refunding VRDB,
Series 2003, Emerald Heights Project (Bank of America N.A. LOC),
1.68%, 7/1/08	8,700	8,700
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Bertschi School Project (Bank of America N.A. LOC),
1.60%, 7/9/08	500	500
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series C, Skyline at First Hill Project (Bank of America N.A. LOC),
1.50%, 7/9/08	41,000	41,000
Washington State Housing Finance Commission Nonprofit Revenue VRDB,
Series 2000, University Prep Academy Project (Bank of America N.A. LOC),
1.60%, 7/9/08	3,800	3,800
Washington State Revenue Bonds, Series 2007-37,
Clipper Tax-Exempt Certificate Trust, (1)
1.70%, 7/9/08	14,740	14,740

		194,640

West Virginia - 0.8%
Cabell County Revenue VRDB,
Series 2001, Huntington YMCA (JPMorgan Chase Bank LOC),
2.30%, 7/9/08	3,075	3,075
Monongalia County Building Commission Revenue Refunding Bonds,
Series 2005B, Monongalia General Hospital Project (JPMorgan Chase Bank LOC),
1.58%, 7/9/08	12,775	12,775

MONEY MARKET FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
West Virginia - 0.8% - (continued)
West Virginia Economic Development Authority PCR Refunding VRDB,
Series 2008-B, Ohio Power Co., Kammer (Royal Bank of Scotland PLC LOC),
1.45%, 7/9/08	$6,675	$6,675
West Virginia State Hospital Finance Authority Revenue Refunding VRDB, Series 2003A1,
Pallottine Health Services, Inc. Project (Fifth Third Bank LOC),
1.56%, 7/9/08	36,985	36,985

		59,510

Wisconsin - 2.8%
City of Milwaukee CP,
(State Street Bank & Trust LOC),
0.95%, 8/8/08	8,000	8,000
Green Bay Housing Authority Revenue Bonds, Series 2004,
Sisters of St. Francis Project (Allied Irish Bank LOC),
1.53%, 7/9/08	1,200	1,200
Milwaukee Redevelopment Authority Revenue VRDB,
Series 1998, Library Hill Project (U.S. Bank N.A. LOC),
1.55%, 7/9/08	4,525	4,525
Milwaukee Redevelopment Authority Lease Revenue VRDB,
Series 2005, University of Wisconsin-Kenilworth Project (Depfa Bank PLC LOC),
1.55%, 7/9/08	19,330	19,330
Milwaukee Redevelopment Authority Revenue VRDB,
Series 2007, Riverwest Student Housing Project (Marshall & Ilsley Bank LOC),
1.55%, 7/9/08	8,420	8,420
State of Wisconsin Revenue Bonds, Series 2007-5,
Clipper Tax-Exempt Certificate Trust, (1)
1.70%, 7/9/08	25,000	25,000
Wisconsin Health and Educational Facilities Authority Revenue Bonds, Series 1997,
Froedtert Memorial Lutheran Hospital Trust (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	11,868	11,868
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2002, Meriter Hospital, Inc. Project (Marshall & Ilsley Bank LOC),
2.43%, 7/1/08	2,600	2,600
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mequon Jewish Project (JPMorgan Chase Bank LOC),
1.70%, 7/9/08	6,155	6,155
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2004C, EastCastle Place, Inc. (Bank of America N.A. LOC),
1.53%, 7/9/08	3,285	3,285
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2007-B, Newcastle Place, Inc. (Bank of America N.A. LOC),
1.50%, 7/9/08	19,200	19,200
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
Series 2008, Custodial Receipts-Whefa Beloit (Bank of New York LOC),
2.45%, 7/1/08	12,100	12,100
Wisconsin Health and Educational Facilities Authority Revenue Bonds,
St. Joseph Community Hospital Project (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	5,745	5,745
Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds,
Series 2007, Mercy Alliance, Inc. (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	9,300	9,300
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Bay Medical Center, Inc. (Marshall & Ilsley Bank LOC),
2.43%, 7/1/08	1,000	1,000
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2001, Lutheran College (U.S. Bank N.A. LOC),
2.40%, 7/1/08	8,000	8,000

MONEY MARKET FUNDS    31    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.0% - CONTINUED
Wisconsin - 2.8% - (continued)
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2001, Riverview Hospital Association (U.S. Bank N.A. LOC),
2.43%, 7/1/08	$4,545	$4,545
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2002A, Capital Access Pool, Vernon Memorial Hospital (KBC Bank N.V. LOC),
2.43%, 7/1/08	6,895	6,895
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2003B, Wheaton Franciscan Services (U.S. Bank N.A. LOC),
1.55%, 7/9/08	10,500	10,500
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2008-A, Meriter Retirement Services (KBC Bank N.V. LOC),
1.60%, 7/9/08	600	600
Wisconsin Health and Educational Facilities Authority Revenue VRDB,
Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC),
1.60%, 7/9/08	6,490	6,490
Wisconsin State Health and Educational Facilities Authority Revenue Bonds,
Series 2003, Mercy Health Systems (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	6,500	6,500
Wisconsin State Health and Educational Facilities Authority Revenue VRDB,
Series 2005, National Regency New Berlin Project (Marshall & Ilsley Bank LOC),
2.43%, 7/1/08	6,620	6,620
Wisconsin State Health and Educational Facilities Authority Revenue VRDB,
Series 2005, St. John’s Communities (Marshall & Ilsley Bank LOC),
1.54%, 7/9/08	11,125	11,125

		199,003

Wyoming - 0.0%
Platte County PCR Bonds, Series 1984B,
Tri-State Generation and Transmission (National Rural Utilities Cooperative Finance Co. LOC),
3.00%, 7/1/08	2,500	2,500

Multiple States Pooled Securities - 1.5%
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1011 (Branch Banking & Trust Co. LOC), (1)
1.63%, 7/9/08	8,750	8,750
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1012 (Branch Banking & Trust Co. LOC), (1)
1.63%, 7/9/08	10,105	10,105
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1017 (Branch Banking & Trust Co. LOC), (1)
1.63%, 7/9/08	37,825	37,825
BB&T Municipal Trust Revenue Bonds,
Floaters Series 1024 (Branch Banking & Trust Co. LOC), (1)
1.63%, 7/9/08	17,600	17,600
BB&T Municipal Trust,
Floaters Series 1028 (Branch Banking & Trust Co. LOC), (1)
1.00%, 7/9/08	15,000	15,000
Morgan Keegan Municipal Products, Inc. Revenue VRDB, Series 2008 B-1,
Various States (Regions Bank LOC), (1)
1.65%, 7/9/08	21,220	21,220

		110,500

Total Municipal Investments (Cost $7,159,693)		7,159,693

MONEY MARKET FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.2%
AIM Tax-Free Cash Reserve Portfolio	14,454,541	14,455
Lehman Brothers Tax Free Money Market Fund	3,332,471	3,332

Total Investment Companies (Cost $17,787)		17,787

Total Investments - 100.2% (Cost $7,177,480) (2)		7,177,480

Liabilities Less Other Assets - (0.2)%		$(16,298)

NET ASSETS - 100.0%		$7,161,182

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may not be publicly sold without registration under the Securities Act of 1933.

(2)	The cost for federal income tax purposes was $7,177,480.

At June 30, 2008, the industry sectors (unaudited) for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services & Solid Waste Management	7.5%
Educational Services	13.4
Electric Services, Gas and Combined Utilities	7.2
Executive, Legislative & General Government	23.7
General Medical & Surgical, Nursing and Personal Care	8.2
Health Services and Residential Care	17.1
Urban & Community Development, Housing Programs & Social Services	8.3
All other sectors less than 5%	14.6

Total	100.0%

Percentages shown are based on Net Assets.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$17,787	$—
Level 2	7,159,693	—
Level 3	—	—

Total	$7,177,480	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS    33    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

AMBAC	American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax

COPS	Certificates of Participation

CP	Commercial Paper

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Corporation

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GNMA	Government National Mortgage Association

G.O.	General Obligation

Gtd.	Guaranteed

IDA	Industrial Development Authority

IDB	Industrial Development Board

IDR	Industrial Development Revenue

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender

PCR	Pollution Control Revenue

P-Floats	Puttable Floating Rate Securities

PSF	Permanent School Fund

RANS	Revenue Anticipation Notes

ROCS	Reset Option Certificates

SFM	Single Family Mortgage

SGB	Societe Generale Bank

Soc Gen	Societe Generale

MONEY MARKET FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

MUNICIPAL MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

STARS	Short Term Adjustable Rate Securities

TCRS	Transferable Custodial Receipts

TRANS	Tax and Revenue Anticipation Notes

TSB	Trustee Savings Bank

VRDB	Variable Rate Demand Bonds

MONEY MARKET FUNDS    35    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.9% (1)
Fannie Mae - 27.7%
FNMA Discount Notes,
1.76%, 7/1/08	$15,936	$15,936
1.94%, 7/1/08	26,895	26,895
2.12%, 7/1/08	20,092	20,092
2.15%, 7/1/08	11,900	11,900
2.08%, 7/2/08	5,328	5,328
2.10%, 7/7/08	5,900	5,898
2.24%, 7/14/08	1,635	1,634
2.25%, 7/14/08	2,200	2,198
2.00%, 7/30/08	15,000	14,976
2.10%, 8/1/08	48,546	48,458
2.12%, 8/1/08	14,250	14,224
2.25%, 8/4/08	8,200	8,183
2.23%, 8/8/08	2,000	1,995
2.00%, 8/18/08	10,000	9,973
2.02%, 8/27/08	2,400	2,392
2.27%, 8/29/08	14,300	14,247
2.12%, 9/2/08	10,800	10,760
2.17%, 9/2/08	40,570	40,416
2.35%, 9/3/08	3,500	3,485
2.45%, 10/1/08	16,350	16,248
2.46%, 10/1/08	51,300	50,977
2.13%, 10/22/08	2,600	2,583
2.28%, 11/26/08	29,568	29,291
2.23%, 12/1/08	20,000	19,810
2.28%, 12/22/08	12,150	12,016
2.40%, 2/2/09	18,909	18,637
2.15%, 2/27/09	5,000	4,928
FNMA Notes,
3.88%, 7/15/08	12,029	12,033
5.00%, 7/25/08	10,000	10,018
3.88%, 8/15/08	1,000	1,002
5.13%, 9/2/08	10,000	10,049
3.75%, 9/15/08	15,035	15,085
5.00%, 9/15/08	7,429	7,469
4.50%, 10/15/08	10,000	10,059
3.75%, 10/28/08	2,000	2,010
5.00%, 1/23/09	2,250	2,283
3.25%, 2/15/09	10,000	10,054

		493,542

Federal Farm Credit Bank - 9.3%
FFCB Bond,
5.00%, 12/29/08	5,000	5,066
FFCB Discount Notes,
2.00%, 7/1/08	50,000	50,000
2.08%, 7/8/08	30,000	29,988
2.10%, 7/10/08	15,000	14,992
2.15%, 7/14/08	22,000	21,983
1.76%, 3/18/09	9,000	8,886
FFCB FRN,
2.35%, 7/12/08	5,000	5,000
2.30%, 7/16/08	5,000	5,000
2.34%, 7/22/08	5,000	5,000
2.35%, 7/25/08	10,000	10,000
2.35%, 7/27/08	5,000	5,000
2.50%, 8/28/08	5,000	4,999

		165,914

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.9% (1) - CONTINUED
Federal Home Loan Bank - 31.2%
FHLB Bonds,
2.70%, 7/8/08	$2,500	$2,500
5.25%, 7/10/08	5,000	5,000
2.58%, 7/15/08	10,000	10,000
3.75%, 8/15/08	1,450	1,452
5.00%, 8/15/08	1,000	1,003
3.88%, 8/22/08	3,300	3,307
5.00%, 8/25/08	5,000	5,021
3.58%, 8/28/08	38,000	38,076
4.50%, 9/8/08	2,000	2,009
4.88%, 9/10/08	4,940	4,965
2.45%, 9/11/08	17,570	17,570
5.00%, 9/12/08	1,900	1,910
2.45%, 9/19/08	10,000	10,013
2.23%, 9/24/08	5,000	5,000
3.25%, 10/21/08	1,600	1,603
4.50%, 10/24/08	19,695	19,826
4.63%, 10/24/08	5,000	5,034
3.58%, 10/29/08	2,000	2,007
4.31%, 11/14/08	1,985	2,000
2.31%, 3/24/09	15,000	15,000
2.35%, 4/21/09	10,000	10,000
FHLB Discount Notes,
2.00%, 7/1/08	75,000	75,000
2.08%, 7/1/08	20,000	20,000
2.10%, 7/2/08	20,000	19,999
2.09%, 7/7/08	20,000	19,993
2.11%, 7/9/08	62,000	61,971
2.15%, 7/9/08	5,300	5,297
2.21%, 7/18/08	13,301	13,287
2.22%, 7/18/08	20,000	19,979
2.24%, 7/18/08	4,175	4,171
2.25%, 7/23/08	2,555	2,551
2.16%, 8/4/08	15,000	14,969
2.06%, 8/13/08	20,000	19,951
2.07%, 8/13/08	15,000	14,963
2.29%, 8/15/08	5,000	4,986
2.17%, 8/27/08	20,000	19,931
2.13%, 3/12/09	5,000	4,925
FHLB FRN,
2.76%, 7/24/08	10,000	9,999
2.72%, 7/31/08	10,000	10,000
2.66%, 8/5/08	10,000	10,000
2.68%, 8/5/08	5,000	5,000
2.60%, 8/11/08	15,000	15,000
FHLB Notes,
2.85%, 7/1/08	9,000	9,000
5.80%, 9/2/08	6,520	6,559
4.63%, 11/21/08	5,000	5,047

		555,874

Freddie Mac - 14.7%
FHLMC Discount Notes,
2.15%, 7/2/08	9,000	8,999
2.19%, 7/2/08	13,995	13,994
2.10%, 7/3/08	24,180	24,177
2.16%, 7/3/08	3,610	3,610
2.10%, 7/7/08	25,000	24,991
2.25%, 7/7/08	4,100	4,098
2.06%, 7/14/08	20,000	19,985
2.00%, 7/21/08	1,823	1,821
2.26%, 7/23/08	14,433	14,413
2.02%, 8/4/08	10,000	9,981

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.9% (1) - CONTINUED
Freddie Mac - 14.7% (continued)
FHLMC Discount Notes - (continued)
2.30%, 8/4/08	$2,300	$2,295
2.30%, 8/25/08	8,000	7,972
2.10%, 8/29/08	6,113	6,092
2.15%, 9/2/08	2,636	2,626
2.22%, 9/2/08	12,500	12,451
2.05%, 9/15/08	1,658	1,651
2.39%, 9/15/08	8,258	8,216
2.40%, 9/30/08	1,000	994
2.27%, 10/14/08	8,043	7,990
2.30%, 11/24/08	3,500	3,467
2.12%, 3/2/09	8,000	7,885
2.15%, 3/2/09	1,524	1,502
FHLMC Notes,
3.25%, 7/11/08	5,000	5,001
3.00%, 7/14/08	5,000	5,001
3.15%, 7/30/08	5,000	5,002
4.50%, 8/4/08	5,000	5,015
4.63%, 8/22/08	5,000	5,015
3.63%, 9/15/08	21,000	21,050
4.63%, 9/15/08	1,555	1,563
5.13%, 10/15/08	8,715	8,796
4.63%, 12/19/08	12,112	12,235
5.00%, 1/30/09	1,500	1,523
5.75%, 3/15/09	3,700	3,791

		263,202

Total U.S. Government Agencies (Cost $1,478,532 )		1,478,532

U.S. GOVERNMENT OBLIGATIONS - 5.3%
U.S. Treasury Bills, - 5.3%
1.06%, 7/17/08	5,000	4,998
1.07%, 7/17/08	5,000	4,997
1.21%, 7/24/08	25,000	24,981
1.35%, 7/31/08	25,000	24,972
2.10%, 8/21/08	5,000	4,985
1.25%, 9/18/08	15,000	14,959
1.27%, 9/18/08	15,000	14,958

Total U.S. Government Obligations (Cost $94,850 )		94,850

Investments, at Amortized Cost (Cost $1,573,382 )		1,573,382

REPURCHASE AGREEMENTS - 16.3%
(Collateralized at a minimum of 102%) (2)
Joint Repurchase Agreements - 2.1%
Morgan Stanley & Co., Inc., New York Branch, dated 6/30/08, repurchase price $16,760 1.70%, 7/1/08	16,759	16,759
Societe Generale - New York Branch, dated 6/30/08, repurchase price $8,380 1.80%, 7/1/08	8,380	8,380
UBS Securities LLC, dated 6/30/08, repurchase price $12,570 1.80%, 7/1/08	12,570	12,570

		37,709

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 16.3% - CONTINUED
(Collateralized at a minimum of 102%) (3)
Repurchase Agreements - 14.2%
Bank of America Securities LLC, dated 6/30/08, repurchase price $50,003 2.50%, 7/1/08	$50,000	$50,000
Deutsche Bank Securities, Inc., dated 6/30/08, repurchase price $100,008 2.70%, 7/1/08	100,000	100,000
Lehman Brothers, Inc., dated 6/30/08, repurchase price $52,318 2.51%, 7/1/08	52,314	52,314
Lehman Brothers, Inc., dated 6/30/08, repurchase price $50,004 2.70%, 7/1/08	50,000	50,000

		252,314

Total Repurchase Agreements (Cost $290,023 )		290,023

Total Investments - 104.5% (Cost $1,863,405 ) (4)		1,863,405

Liabilities less Other Assets - (4.5)%		(80,570)

NET ASSETS - 100.0%		$1,782,835

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	2.00% - 7.50%	5/15/16 - 2/15/37
U.S. Treasury Notes	0.88% - 3.38%	4/15/10 - 7/15/15

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	COUPON RATES	MATURITY DATES
FHLMC	6.00%	3/1/38
FNMA	4.50% - 8.00%	12/1/19 - 1/1/47

(4)	The cost for federal income tax purposes was $1,863,405.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	1,863,405	—
Level 3	—	—

Total	$1,863,405	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Freddie Mac

FNMA	Federal National Mortgage Association

FRN	Floating Rate Notes

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 94.9% (1)
Federal Farm Credit Bank - 12.2%
FFCB Bond,
3.38%, 7/15/08	$1,000	$1,000
FFCB Discount Notes,
2.02%, 7/1/08	25,000	25,000
2.03%, 7/3/08	1,500	1,500
2.07%, 7/7/08	20,000	19,993
2.10%, 7/10/08	45,000	44,976
2.15%, 7/14/08	50,000	49,961
2.10%, 10/15/08	3,555	3,533
4.05%, 10/21/08	6,000	5,924
FFCB FRN,
2.35%, 7/12/08	15,000	15,000
2.41%, 7/12/08	7,750	7,753
2.30%, 7/16/08	10,000	10,000
2.34%, 7/22/08	20,000	20,000
2.35%, 7/25/08	20,000	20,000
2.35%, 7/27/08	10,000	10,000
2.50%, 8/28/08	10,000	9,999
FFCB Notes,
5.82%, 9/10/08	3,000	3,020
5.64%, 9/15/08	4,000	4,026
4.25%, 10/10/08	6,000	6,030

		257,715

Federal Home Loan Bank - 82.6%
FHLB Bonds,
2.90%, 7/1/08	10,000	10,000
2.85%, 7/7/08	10,000	10,000
5.00%, 7/9/08	19,790	19,800
5.25%, 7/10/08	10,000	10,000
2.58%, 7/15/08	10,115	10,115
5.00%, 7/16/08	9,725	9,735
5.13%, 7/16/08	1,800	1,802
3.38%, 7/21/08	13,040	13,049
3.00%, 7/28/08	3,000	3,002
3.92%, 7/28/08	1,000	1,001
4.40%, 7/28/08	5,000	5,006
2.75%, 7/30/08	2,000	2,001
3.00%, 7/30/08	9,540	9,547
2.88%, 8/1/08	10,000	10,000
2.58%, 8/4/08	20,000	20,000
5.00%, 8/7/08	2,500	2,507
2.55%, 8/15/08	17,745	17,745
4.89%, 8/20/08	2,000	2,007
3.88%, 8/22/08	28,010	28,071
3.58%, 8/28/08	5,000	5,010
5.87%, 9/2/08	4,850	4,880
2.58%, 9/3/08	7,000	7,001
2.62%, 9/4/08	18,000	18,000
2.45%, 9/11/08	10,000	10,000
5.00%, 9/12/08	11,265	11,335
2.43%, 9/17/08	15,000	14,997
2.45%, 9/19/08	32,900	32,930
5.10%, 9/19/08	3,705	3,728
2.35%, 9/24/08	16,050	16,053
4.50%, 9/26/08	1,500	1,507
4.25%, 9/30/08	5,000	5,025
4.38%, 10/3/08	7,400	7,439
4.50%, 10/14/08	1,000	1,006

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 94.9% (1) - CONTINUED
Federal Home Loan Bank - 82.6% - (continued)
FHLB Bonds - (continued)
4.63%, 10/16/08	$10,850	$10,927
4.50%, 10/24/08	7,000	7,058
4.63%, 10/24/08	22,000	22,162
4.88%, 11/19/08	5,000	5,051
5.00%, 11/21/08	2,115	2,138
5.00%, 2/20/09	2,000	2,033
2.63%, 2/27/09	5,000	5,010
4.75%, 3/13/09	5,000	5,085
2.31%, 3/24/09	25,000	25,000
FHLB Discount Notes,
1.80%, 7/1/08	31,494	31,494
2.00%, 7/1/08	425,000	425,000
2.03%, 7/1/08	25,000	25,000
2.08%, 7/2/08	12,000	11,999
2.10%, 7/2/08	24,680	24,678
2.13%, 7/2/08	11,350	11,349
2.15%, 7/2/08	2,415	2,415
2.07%, 7/7/08	25,000	24,991
2.15%, 7/7/08	4,000	3,998
2.11%, 7/9/08	75,000	74,965
2.14%, 7/9/08	8,400	8,396
2.15%, 7/9/08	3,125	3,123
2.23%, 7/9/08	4,000	3,998
2.06%, 7/11/08	3,776	3,774
2.14%, 7/11/08	3,200	3,198
2.15%, 7/11/08	2,080	2,079
2.20%, 7/11/08	1,300	1,299
2.05%, 7/14/08	20,000	19,985
2.15%, 7/14/08	1,100	1,099
2.18%, 7/16/08	53,000	52,952
2.25%, 7/16/08	1,500	1,499
2.22%, 7/18/08	20,000	19,979
2.00%, 7/23/08	3,525	3,521
2.07%, 7/23/08	20,000	19,975
2.19%, 7/23/08	19,000	18,975
2.28%, 7/23/08	20,000	19,972
2.18%, 7/30/08	20,000	19,965
2.25%, 8/1/08	9,497	9,479
2.28%, 8/1/08	5,000	4,990
2.16%, 8/4/08	20,000	19,959
2.55%, 8/6/08	15,000	14,962
2.00%, 8/13/08	1,000	998
2.06%, 8/13/08	25,000	24,938
2.07%, 8/13/08	15,000	14,963
2.08%, 8/13/08	8,400	8,379
2.26%, 8/15/08	10,000	9,972
2.29%, 8/15/08	19,640	19,584
2.12%, 8/20/08	15,000	14,956
2.30%, 8/22/08	1,250	1,246
2.17%, 8/27/08	14,000	13,952
2.30%, 8/29/08	25,000	24,906
2.40%, 9/5/08	8,750	8,711
2.16%, 9/10/08	10,000	9,957
2.35%, 9/12/08	3,125	3,110
2.39%, 9/19/08	18,939	18,838
2.09%, 11/3/08	18,669	18,533
2.30%, 11/19/08	1,017	1,008

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 94.9% (1) - CONTINUED
Federal Home Loan Bank - 82.6% - (continued)
FHLB Discount Notes - (continued)
2.27%, 11/21/08	$24,000	$23,784
2.30%, 11/26/08	19,250	19,068
2.34%, 12/3/08	26,000	25,738
2.00%, 3/9/09	12,000	11,833
1.75%, 3/11/09	10,500	10,371
2.13%, 3/12/09	10,000	9,850
1.75%, 3/13/09	18,150	17,925
1.95%, 3/13/09	5,000	4,931
FHLB FRN,
2.76%, 7/24/08	15,000	14,998
2.72%, 7/31/08	20,000	20,000
2.66%, 8/5/08	20,000	20,000
2.68%, 8/5/08	10,000	10,000
2.60%, 8/11/08	25,000	25,000
2.54%, 8/21/08	10,000	10,002
FHLB Notes,
2.85%, 7/1/08	26,000	26,000
5.80%, 9/2/08	3,685	3,710
4.25%, 9/26/08	4,200	4,220

		1,749,312

Tennessee Valley Authority - 0.1%
Tennessee Valley Authority Bond,
5.38%, 11/13/08	3,294	3,330

Total U.S. Government Agencies (Cost $2,010,357 )		2,010,357

U.S. GOVERNMENT OBLIGATIONS - 5.0%
U.S. Treasury Bills, - 5.0%
1.06%, 7/17/08	5,000	4,998
1.07%, 7/17/08	5,000	4,998
1.21%, 7/24/08	25,000	24,981
1.35%, 7/31/08	25,000	24,972
2.10%, 8/21/08	5,000	4,985
1.25%, 9/18/08	20,000	19,945
1.27%, 9/18/08	20,000	19,944

Total U.S. Government Obligations (Cost $104,823)		104,823

Total Investments - 99.9% (Cost $2,115,180) (2)		2,115,180

Other Assets less Liabilities - 0.1%		2,731

NET ASSETS - 100.0%		$2,117,911

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $2,115,180.

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

Valuation level	Investments in Securities (000S)	Other Financial Instruments* (000S)
Level 1	$—	$—
Level 2	2,115,180	—
Level 3	—	—

Total	$2,115,180	$—

*	Other financial instruments include futures and forwards, if applicable.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

U.S. GOVERNMENT SELECT MONEY MARKET FUND (continued)

JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of the net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FRN	Floating Rate Notes

MONEY MARKET FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 5.6%
Automotive - 0.2%
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	$100	$101
Daimler Chrysler Auto Trust, Series 2006-C, Class A3, 5.02%, 7/8/10	189	190
Daimler Chrysler Auto Trust, Series 2008-B, Class A3A, 4.71%, 9/10/12	400	402
Ford Credit Auto Owner Trust, Series 2008-A, Class A4, 4.37%, 10/15/12	350	346
Household Automotive Trust, Series 2005-3, Class A4, 4.94%, 11/19/12	240	242
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 6/16/14	350	344
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A3, 4.46%, 4/16/12	150	151

		1,776

Commercial Mortgage Services - 4.9%
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	190	187
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2, 4.65%, 9/11/36	1,000	968
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.13%, 7/10/42	400	398
Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A3, 4.56%, 11/10/41	750	730
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, 7/10/46	500	482
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 1/15/49	330	307
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.16%, 12/10/17	500	503
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	250	246
Bear Stearns Commercial Mortgage Securities, Series 2003-T10, Class A2, 4.74%, 3/13/40	375	364
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.47%, 6/11/41	500	491
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AJ, 5.46%, 12/11/40	750	666
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50	500	471
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/17	500	473
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, 5.84%, 9/11/17	250	227
Chase Funding Mortgage Loan Asset - Backed Certificates, Series 2003-6, Class 1A7, 4.28%, 9/25/33	238	207
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	500	474
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.40%, 7/15/44	500	482
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	500	477
Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2, 7.03%, 6/15/31	104	106
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4, 4.72%, 3/10/39	500	477

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 5.6% continued
Commercial Mortgage Services - 4.9% continued
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A, 5.12%, 6/10/44	$1,000	$955
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.61%, 2/15/39	500	481
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A2, 6.00%, 8/15/12	1,000	990
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.70%, 9/15/40	500	471
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2, 7.55%, 4/15/62	175	181
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	440	435
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	300	278
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 2/15/38	500	478
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	600	573
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ, 5.23%, 12/15/40	390	341
CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.48%, 4/15/47	500	465
CW Capital Cobalt Ltd., Series 2007-C3, Class AM, 6.02%, 5/15/46	750	686
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A2, 7.76%, 6/10/33	300	314
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	500	510
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33	400	409
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	500	511
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, 9/15/35	398	412
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.65%, 4/10/40	605	595
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	500	491
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42	300	298
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, 3/10/39	740	724
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3, 4.61%, 1/10/40	200	192
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.48%, 7/10/39	310	307
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39	500	469
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.80%, 8/10/45	1,000	956
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37	38	37
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A2, 4.99%, 1/12/37	500	486
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	335	333

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 5.6% continued
Commercial Mortgage Services - 4.9% continued
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.18%, 12/15/44	$500	$482
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AJ, 5.49%, 12/12/43	750	637
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	469
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.72%, 11/15/17	500	469
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 2/12/51	500	474
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	463
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A4, 6.07%, 1/12/18	500	483
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27	500	516
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	518
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2, 5.53%, 3/15/32	500	499
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	800	757
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	500	471
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45	500	477
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	145	144
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	280	277
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2, 4.56%, 6/12/43	280	277
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 12/12/17	1,000	1,005
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	500	466
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.16%, 7/12/17	500	483
Morgan Stanley Capital I, Series 2004-HQ4, Class A7, 4.97%, 4/14/40	400	384
Morgan Stanley Capital I, Series 2004-IQ8, Class A3, 4.50%, 6/15/40	540	537
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.21%, 11/14/42	520	507
Morgan Stanley Capital I, Series 2006-HQ8, Class A2, 5.37%, 3/12/44	300	299
Morgan Stanley Capital I, Series 2006-HQ9, Class A4, 5.73%, 7/12/44	594	576
Morgan Stanley Capital I, Series 2006-T23, Class A4, 5.98%, 8/12/41	1,000	982
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 10/12/17	300	285
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2, 4.74%, 11/13/36	205	198
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34	185	182
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4, 5.13%, 8/15/35	500	486

FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 5.6% continued
Commercial Mortgage Services - 4.9% continued
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4, 5.03%, 1/15/41	$500	$495
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	800	758
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, 5.08%, 3/15/42	500	479
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	459
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	479
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 7/15/17	500	471

		39,058

Credit Card - 0.4%
BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	178
Bank One Issuance Trust, Series 2004-A6, Class A6, 3.94%, 4/16/12	154	155
Capital One Multi-Asset Execution Trust, Series 2005-A3, Class A3, 4.05%, 3/15/13	200	200
Capital One Multi-Asset Execution Trust, Series 2006-A10, Class A10, 5.15%, 6/16/14	300	304
Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.85%, 11/15/13	275	279
Chase Issuance Trust, Series 2005-A4, Class A4, 4.23%, 1/15/13	100	100
Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 9/17/12	270	274
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	325	329
Chase Issuance Trust, Series 2008-A9, Class A9, 4.26%, 5/15/13	200	199
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	130	128
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8, 4.90%, 12/12/16	350	341
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	200	202
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	165
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 5/10/13	100	103
Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	100	97
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3, 4.10%, 10/15/12	150	150

		3,204

Home Equity - 0.0%
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF3, 4.78%, 2/25/36	150	141

Utilities - 0.1%
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 3/1/15	100	106
Oncor Electric Delivery Transition Bond Co., Series 2003-1, Class A3, 4.95%, 2/15/15	100	101
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 3/25/14	250	254

		461

Total Asset-Backed Securities

(Cost $45,816)		44,640

NORTHERN FUNDS QUARTERLY REPORT    4    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6%
Aerospace/Defense - 0.3%
Boeing (The) Co.,
5.13%, 2/15/13	$250	$255
6.13%, 2/15/33	135	137
General Dynamics Corp.,
4.25%, 5/15/13	100	99
5.38%, 8/15/15	50	51
Lockheed Martin Corp.,
8.50%, 12/1/29	75	94
6.15%, 9/1/36	275	272
Northrop Grumman Corp.,
7.13%, 2/15/11	100	107
7.75%, 2/15/31	275	324
Raytheon Co.,
5.38%, 4/1/13	150	156
United Technologies Corp.,
6.35%, 3/1/11	50	53
6.10%, 5/15/12	300	317
4.88%, 5/1/15	150	149
5.38%, 12/15/17	90	90
6.05%, 6/1/36	100	99
6.13%, 7/15/38	125	125

		2,328

Agriculture - 0.1%
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	125	122
5.38%, 9/15/35	175	154
6.45%, 1/15/38	50	50
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	100	94
Philip Morris International, Inc.,
4.88%, 5/16/13	90	88
5.65%, 5/16/18	150	146
6.38%, 5/16/38	180	175
Reynolds American, Inc., 7.63%, 6/1/16	150	156

		985

Apparel - 0.0%
VF Corp., 6.45%, 11/1/37	30	28

Auto Manufacturers - 0.1%
DaimlerChrysler N.A. Holding Corp.,
7.75%, 1/18/11	75	80
6.50%, 11/15/13	750	778
8.50%, 1/18/31	175	202

		1,060

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc., 5.25%, 1/15/11	75	76

Banks - 1.7%
American Express Bank FSB, 5.50%, 4/16/13	350	342
Bank of America Corp.,
6.25%, 4/15/12	350	361
5.38%, 9/11/12	150	150
4.88%, 9/15/12	250	246
4.88%, 1/15/13	300	292
4.90%, 5/1/13	350	338
4.75%, 8/1/15	275	257
5.75%, 8/15/16	100	96
5.63%, 10/14/16	200	192
6.00%, 9/1/17	250	241
5.75%, 12/1/17	465	437
5.65%, 5/1/18	350	327
6.50%, 9/15/37	25	23
Bank of America N.A., 5.30%, 3/15/17	825	757
Bank of New York (The) Co., Inc.,
5.13%, 11/1/11	50	50
6.38%, 4/1/12	100	103
5.50%, 12/1/17	100	96
Bank of New York Mellon Corp.,
4.95%, 11/1/12	250	249
4.50%, 4/1/13	100	98
BB&T Capital Trust II, 6.75%, 6/7/36	75	66
BB&T Corp., 5.20%, 12/23/15	350	323
Fifth Third Bancorp,
6.25%, 5/1/13	100	92
5.45%, 1/15/17	75	60
8.25%, 3/1/38	125	101
Fifth Third Bank, 4.20%, 2/23/10	100	96
HSBC Bank USA N.A., 4.63%, 4/1/14	275	261
JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	195

FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Banks - 1.7% continued
6.00%, 10/1/17	$150	$146
KeyBank N.A.,
5.80%, 7/1/14	250	224
5.45%, 3/3/16	100	83
M&I Marshall & Ilsley Bank, 4.85%, 6/16/15	130	106
M&T Bank Corp.,
5.38%, 5/24/12	100	97
6.63%, 12/4/17	250	241
Mellon Funding Corp., 5.00%, 12/1/14	100	93
National City Corp., 4.90%, 1/15/15	200	152
PNC Bank N.A., 4.88%, 9/21/17	100	88
RBS Capital Trust I, 4.71%, 12/29/49	50	43
Regions Financial Corp., 7.38%, 12/10/37	75	68
SunTrust Bank,
6.38%, 4/1/11	175	178
7.25%, 3/15/18	125	125
Union Planters Corp., 7.75%, 3/1/11	350	358
US Bank N.A.,
6.38%, 8/1/11	100	105
6.30%, 2/4/14	100	105
4.95%, 10/30/14	250	246
4.80%, 4/15/15	100	96
USB Capital IX, 6.19%, 4/15/49	100	76
Wachovia Bank N.A.,
5.85%, 2/1/37	250	199
6.60%, 1/15/38	300	261
Wachovia Capital Trust III, 5.80%, 3/15/42	150	102
Wachovia Corp.,
5.30%, 10/15/11	275	269
5.50%, 5/1/13	225	215
4.88%, 2/15/14	250	228
5.25%, 8/1/14	150	140
5.63%, 10/15/16	550	500
5.75%, 6/15/17	200	184
5.75%, 2/1/18	250	228
Wells Fargo & Co.,
5.13%, 9/1/12	150	149
4.38%, 1/31/13	505	489
4.95%, 10/16/13	500	493
4.63%, 4/15/14	325	316
5.00%, 11/15/14	100	99
5.13%, 9/15/16	475	452
5.63%, 12/11/17	195	189
5.38%, 2/7/35	125	108
Wells Fargo Bank, 6.45%, 2/1/11	250	261
Wells Fargo Capital X, 5.95%, 12/15/36	100	91

		13,452

Beverages - 0.2%
Anheuser-Busch Cos., Inc.,
4.95%, 1/15/14	175	165
5.50%, 1/15/18	175	164
5.95%, 1/15/33	100	88
6.45%, 9/1/37	50	48
Bottling Group LLC, 5.50%, 4/1/16	250	251
Coca-Cola Co., 5.35%, 11/15/17	150	151
Coca-Cola Enterprises, Inc.,
7.13%, 8/1/17	50	56
8.50%, 2/1/22	150	184
6.95%, 11/15/26	200	217
6.75%, 9/15/28	50	53
Dr. Pepper Snapple Group, Inc., (1)
6.82%, 5/1/18	80	80
PepsiAmericas, Inc., 4.88%, 1/15/15	50	48
PepsiCo., Inc.,
5.15%, 5/15/12	75	78
4.65%, 2/15/13	140	142
5.00%, 6/1/18	150	147

		1,872

Biotechnology - 0.1%
Amgen, Inc.,
4.85%, 11/18/14	175	168
5.85%, 6/1/17	75	74
6.38%, 6/1/37	100	95

NORTHERN FUNDS QUARTERLY REPORT    6    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Biotechnology - 0.1% continued
Genentech, Inc., 4.75%, 7/15/15	$150	$149

		486

Building Materials - 0.0%
CRH America, Inc., 6.00%, 9/30/16	100	93
Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	99
Masco Corp., 5.88%, 7/15/12	100	96

		288

Chemicals - 0.2%
Dow Chemical (The) Co.,
6.13%, 2/1/11	175	181
6.00%, 10/1/12	50	52
5.70%, 5/15/18	100	97
7.38%, 11/1/29	100	106
EI Du Pont de Nemours & Co.,
5.00%, 1/15/13	50	50
5.25%, 12/15/16	400	402
Monsanto Co.,
5.13%, 4/15/18	240	235
5.50%, 8/15/25	50	47
PPG Industries, Inc., 6.65%, 3/15/18	120	122
Praxair, Inc., 3.95%, 6/1/13	275	265
Rohm & Haas Co.,
6.00%, 9/15/17	250	243
7.85%, 7/15/29	50	54

		1,854

Commercial Services - 0.1%
McKesson Corp., 5.70%, 3/1/17	50	48
RR Donnelley & Sons Co., 5.50%, 5/15/15	225	214
Western Union (The) Co.,
5.93%, 10/1/16	75	74
6.20%, 11/17/36	50	47

		383

Computers - 0.2%
Computer Sciences Corp., (1) 5.50%, 3/15/13	100	99
Dell, Inc., (1)
5.65%, 4/15/18	75	72
6.50%, 4/15/38	50	48
Hewlett-Packard Co.,
6.50%, 7/1/12	75	80
4.50%, 3/1/13	300	297
IBM Corp.,
4.75%, 11/29/12	75	76
5.70%, 9/14/17	700	710
8.38%, 11/1/19	50	61
6.50%, 1/15/28	100	102

		1,545

Cosmetics/Personal Care - 0.1%
Avon Products, Inc., 4.80%, 3/1/13	175	173
Procter & Gamble Co.,
6.88%, 9/15/09	100	104
4.85%, 12/15/15	308	309
5.80%, 8/15/34	100	101
5.55%, 3/5/37	50	48

		735

Diversified Financial Services - 4.7%
AEP Texas Central Transition Funding LLC, 5.09%, 7/1/15	170	169
American Express Co.,
5.25%, 9/12/11	150	148
4.88%, 7/15/13	325	313
6.15%, 8/28/17	350	342
7.00%, 3/19/18	50	51
8.15%, 3/19/38	50	56
American Express Credit Corp., 5.88%, 5/2/13	100	99
American General Finance Corp.,
4.00%, 3/15/11	150	140
5.38%, 10/1/12	425	396
5.75%, 9/15/16	75	64
6.90%, 12/15/17	300	261
Ameriprise Financial, Inc., 5.35%, 11/15/10	100	100
Bear Stearns (The) Cos., Inc.,
4.50%, 10/28/10	100	99
5.35%, 2/1/12	200	197
6.95%, 8/10/12	200	208

FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Diversified Financial Services - 4.7% continued
5.30%, 10/30/15	$300	$281
5.55%, 1/22/17	50	46
6.40%, 10/2/17	150	148
7.25%, 2/1/18	235	245
Boeing Capital Corp., 6.50%, 2/15/12	150	159
Capital One Bank, 5.75%, 9/15/10	250	249
Caterpillar Financial Services Corp.,
4.25%, 2/8/13	250	244
4.75%, 2/17/15	275	265
5.85%, 9/1/17	100	102
5.45%, 4/15/18	50	50
CIT Group, Inc.,
5.60%, 4/27/11	325	259
5.65%, 2/13/17	100	69
Citigroup, Inc.,
6.50%, 1/18/11	600	617
6.00%, 2/21/12	550	554
5.25%, 2/27/12	600	592
5.50%, 4/11/13	850	830
5.13%, 5/5/14	200	191
5.00%, 9/15/14	850	787
5.30%, 1/7/16	200	187
5.50%, 2/15/17	225	205
6.00%, 8/15/17	100	95
6.13%, 11/21/17	75	72
6.13%, 5/15/18	200	191
6.63%, 6/15/32	100	91
6.00%, 10/31/33	100	84
6.88%, 3/5/38	150	145
Countrywide Home Loans, Inc., 4.00%, 3/22/11	125	114
Credit Suisse First Boston USA, Inc.,
4.13%, 1/15/10	100	100
4.88%, 1/15/15	150	143
7.13%, 7/15/32	50	53
Credit Suisse USA, Inc.,
6.13%, 11/15/11	325	334
6.50%, 1/15/12	800	830
5.50%, 8/15/13	200	200
5.38%, 3/2/16	75	73
General Electric Capital Corp.,
4.88%, 10/21/10	200	203
6.13%, 2/22/11	150	157
5.88%, 2/15/12	100	104
6.00%, 6/15/12	900	930
5.45%, 1/15/13	1,725	1,761
4.88%, 3/4/15	350	346
5.00%, 1/8/16	100	96
5.63%, 9/15/17	1,175	1,149
5.63%, 5/1/18	475	459
6.75%, 3/15/32	150	151
6.15%, 8/7/37	150	141
5.88%, 1/14/38	600	544
Goldman Sachs Capital II, 5.79%, 12/29/49	100	70
Goldman Sachs Group (The), Inc.,
7.80%, 1/28/10	250	261
6.88%, 1/15/11	300	311
6.60%, 1/15/12	100	103
5.70%, 9/1/12	400	401
5.45%, 11/1/12	500	499
4.75%, 7/15/13	350	337
5.35%, 1/15/16	450	428
5.75%, 10/1/16	250	242
5.63%, 1/15/17	300	278
6.25%, 9/1/17	300	297
5.95%, 1/18/18	385	370
6.15%, 4/1/18	290	281
5.95%, 1/15/27	150	129
6.75%, 10/1/37	590	540
Household Finance Corp.,
8.00%, 7/15/10	75	78
6.38%, 10/15/11	550	563
4.75%, 7/15/13	225	215
HSBC Finance Corp.,
6.75%, 5/15/11	225	234
7.00%, 5/15/12	375	388
5.50%, 1/19/16	200	192
IBM International Group Capital LLC, 5.05%, 10/22/12	100	102
International Lease Finance Corp.,
5.45%, 3/24/11	275	258
5.88%, 5/1/13	100	89
6.63%, 11/15/13	75	67
5.65%, 6/1/14	450	391

NORTHERN FUNDS QUARTERLY REPORT    8    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Diversified Financial Services - 4.7% continued
John Deere Capital Corp.,
7.00%, 3/15/12	$100	$108
4.95%, 12/17/12	150	151
JP Morgan Chase Capital XV, 5.88%, 3/15/35	450	371
JPMorgan Chase & Co.,
6.75%, 2/1/11	450	467
6.63%, 3/15/12	275	284
5.75%, 1/2/13	325	327
4.75%, 5/1/13	150	146
5.13%, 9/15/14	275	267
5.25%, 5/1/15	350	339
5.15%, 10/1/15	150	144
6.13%, 6/27/17	100	98
6.00%, 1/15/18	585	570
6.40%, 5/15/38	300	278
Lehman Brothers Holdings Capital Trust V, 5.86%, 11/29/49	50	33
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12	100	99
5.25%, 2/6/12	425	402
6.00%, 7/19/12	200	194
5.63%, 1/24/13	290	274
4.80%, 3/13/14	600	539
6.20%, 9/26/14	25	24
5.50%, 4/4/16	100	90
5.75%, 1/3/17	50	44
6.50%, 7/19/17	200	185
6.75%, 12/28/17	250	235
6.88%, 5/2/18	190	184
7.50%, 5/11/38	100	93
Merrill Lynch & Co., Inc.,
4.79%, 8/4/10	100	97
6.05%, 8/15/12	400	392
5.45%, 2/5/13	425	401
6.15%, 4/25/13	605	586
5.45%, 7/15/14	200	188
6.05%, 5/16/16	400	369
5.70%, 5/2/17	150	132
6.40%, 8/28/17	200	185
6.88%, 4/25/18	255	243
6.11%, 1/29/37	150	119
7.75%, 5/14/38	75	70
Morgan Stanley,
6.75%, 4/15/11	200	205
5.63%, 1/9/12	250	250
6.60%, 4/1/12	225	229
4.75%, 4/1/14	1,300	1,185
6.00%, 4/28/15	275	263
5.38%, 10/15/15	200	183
5.45%, 1/9/17	100	91
6.25%, 8/28/17	350	326
5.95%, 12/28/17	175	159
6.63%, 4/1/18	500	474
6.25%, 8/9/26	100	88
National Rural Utilities Cooperative Finance Corp.,
7.25%, 3/1/12	275	293
5.50%, 7/1/13	100	101
5.45%, 2/1/18	300	292
8.00%, 3/1/32	50	57
SLM Corp., 5.00%, 10/1/13	150	130
Textron Financial Corp., 5.40%, 4/28/13	150	149
Unilever Capital Corp.,
7.13%, 11/1/10	100	107
5.90%, 11/15/32	125	121

		37,844

Electric - 1.3%
Alabama Power Co., 4.85%, 12/15/12	25	25
American Electric Power Co, Inc., 5.25%, 6/1/15	300	289
Appalachian Power Co., 7.00%, 4/1/38	75	74
Arizona Public Service Co., 6.38%, 10/15/11	150	151
Carolina Power & Light Co., 5.13%, 9/15/13	450	453
CenterPoint Energy Houston Electric LLC., 5.70%, 3/15/13	150	151
CenterPoint Energy Transition Bond Co. LLC, 4.97%, 8/1/14	100	101
Centerpoint Energy, Inc., 6.50%, 5/1/18	40	39

FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Electric - 1.3% continued
Commonwealth Edison Co.,
6.15%, 9/15/17	$25	$25
5.80%, 3/15/18	100	98
6.45%, 1/15/38	200	195
Consolidated Edison Co. of New York,
7.50%, 9/1/10	100	107
4.88%, 2/1/13	250	247
6.20%, 6/15/36	200	193
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	89
7.60%, 4/1/32	100	100
Detroit Edison (The) Co.,
5.60%, 6/15/18	125	124
5.70%, 10/1/37	50	46
Dominion Resources, Inc. of Virginia,
6.25%, 6/30/12	200	207
5.15%, 7/15/15	50	48
6.00%, 11/30/17	100	99
6.40%, 6/15/18	20	20
5.95%, 6/15/35	200	179
7.00%, 6/15/38	20	20
DTE Energy Co.,
7.05%, 6/1/11	100	104
6.38%, 4/15/33	50	47
Duke Energy Carolinas LLC,
5.25%, 1/15/18	200	197
5.10%, 4/15/18	65	63
6.00%, 1/15/38	35	34
6.05%, 4/15/38	25	25
Duke Energy Corp.,
5.30%, 10/1/15	100	101
6.25%, 6/15/18	100	100
6.45%, 10/15/32	106	108
Exelon Corp.,
6.75%, 5/1/11	300	308
5.63%, 6/15/35	75	65
FirstEnergy Corp., 6.45%, 11/15/11	375	385
Florida Power & Light Co.,
5.55%, 11/1/17	25	25
5.65%, 2/1/37	350	331
5.95%, 2/1/38	50	49
Florida Power Corp.,
5.80%, 9/15/17	50	51
5.65%, 6/15/18	25	25
6.40%, 6/15/38	35	36
FPL Group Capital, Inc.,
5.35%, 6/15/13	75	76
6.65%, 6/15/67	25	22
Midamerican Energy Co., 5.30%, 3/15/18	300	292
Midamerican Energy Holdings Co.,
5.88%, 10/1/12	175	180
6.13%, 4/1/36	100	96
6.50%, 9/15/37	100	101
Midamerican Funding LLC, 6.93%, 3/1/29	50	54
Nevada Power Co., 6.65%, 4/1/36	100	97
Nisource Finance Corp.,
6.15%, 3/1/13	35	35
5.25%, 9/15/17	200	177
5.45%, 9/15/20	100	87
Ohio Power Co., 5.50%, 2/15/13	50	50
Pacific Gas & Electric Co.,
4.80%, 3/1/14	225	219
5.63%, 11/30/17	60	60
6.05%, 3/1/34	300	289
Pacificorp, 6.25%, 10/15/37	275	272
Peco Energy Co., 5.35%, 3/1/18	25	24
Pennsylvania Electric Co., 6.05%, 9/1/17	300	291
Pepco Holdings, Inc., 6.45%, 8/15/12	150	153
PPL Energy Supply LLC,
5.40%, 8/15/14	100	95
6.50%, 5/1/18	100	98
6.00%, 12/15/36	100	87
PSEG Power LLC, 5.50%, 12/1/15	175	169
PSI Energy, Inc., 5.00%, 9/15/13	100	98
Public Service Co. of Colorado, 4.88%, 3/1/13	325	326

NORTHERN FUNDS QUARTERLY REPORT    10    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Electric - 1.3% continued
Public Service Electric & Gas Co.,
5.13%, 9/1/12	$100	$101
5.30%, 5/1/18	125	123
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	21
6.27%, 3/15/37	75	70
San Diego Gas & Electric Co., 6.13%, 9/15/37	50	50
South Carolina Electric & Gas Co., 6.05%, 1/15/38	65	63
Southern California Edison Co.,
5.00%, 1/15/14	150	149
6.65%, 4/1/29	100	103
6.00%, 1/15/34	100	100
5.55%, 1/15/37	25	23
5.95%, 2/1/38	50	49
Southern Power Co.,
6.25%, 7/15/12	250	260
4.88%, 7/15/15	150	142
Southwestern Electric Power Co., 5.88%, 3/1/18	100	96
Southwestern Public Service Co., 6.00%, 10/1/36	100	91
Union Electric Co., 6.40%, 6/15/17	100	100
Virginia Electric and Power Co.,
5.40%, 4/30/18	125	121
6.00%, 1/15/36	50	47
Wisconsin Electric Power Co., 5.70%, 12/1/36	100	93
Xcel Energy, Inc., 6.50%, 7/1/36	100	100

		10,484

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	97
5.38%, 10/15/17	100	100
5.25%, 10/15/18	75	74
6.00%, 8/15/32	25	25

		296

Environmental Control - 0.0%
Waste Management, Inc.,
5.00%, 3/15/14	100	96
6.10%, 3/15/18	50	50
WMX Technologies, 7.10%, 8/1/26	125	126

		272

Food - 0.5%
Campbell Soup Co.,
6.75%, 2/15/11	100	106
5.00%, 12/3/12	150	151
Conagra Foods, Inc., 6.75%, 9/15/11	200	208
General Mills, Inc.,
6.00%, 2/15/12	100	103
5.65%, 9/10/12	100	102
5.20%, 3/17/15	150	146
HJ Heinz Finance Co.,
6.63%, 7/15/11	100	104
6.75%, 3/15/32	50	49
Kellogg Co.,
6.60%, 4/1/11	150	158
5.13%, 12/3/12	100	101
7.45%, 4/1/31	100	113
Kraft Foods, Inc.,
6.25%, 6/1/12	275	281
6.50%, 8/11/17	150	150
6.13%, 2/1/18	365	355
6.13%, 8/23/18	50	48
6.50%, 11/1/31	50	46
7.00%, 8/11/37	100	99
6.88%, 2/1/38	50	49
6.88%, 1/26/39	100	97
Kroger Co.,
6.75%, 4/15/12	125	132
5.50%, 2/1/13	175	176
6.15%, 1/15/20	25	25
7.50%, 4/1/31	100	109
6.90%, 4/15/38	100	103
Safeway, Inc.,
5.80%, 8/15/12	225	230
6.35%, 8/15/17	125	129
Sara Lee Corp., 3.88%, 6/15/13	200	185
WM Wrigley Jr. Co., 4.65%, 7/15/15	150	145

		3,700

FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Forest Products & Paper - 0.1%
International Paper Co.,
5.30%, 4/1/15	$100	$88
7.95%, 6/15/18	250	249
Weyerhaeuser Co.,
6.75%, 3/15/12	100	103
7.50%, 3/1/13	125	129
7.38%, 3/15/32	100	99

		668

Gas - 0.1%
KeySpan Corp., 5.80%, 4/1/35	175	154
Sempra Energy, 6.15%, 6/15/18	150	149
Southern California Gas Co., 5.75%, 11/15/35	150	143
Southern Union Co., 8.25%, 11/15/29	25	26

		472

Healthcare - Products - 0.1%
Baxter International, Inc.,
4.63%, 3/15/15	100	95
5.38%, 6/1/18	225	223
6.25%, 12/1/37	30	30
Johnson & Johnson,
5.55%, 8/15/17	250	260
5.15%, 7/15/18	200	202
6.95%, 9/1/29	50	58
5.95%, 8/15/37	100	104

		972

Healthcare - Services - 0.2%
Aetna, Inc.,
5.75%, 6/15/11	225	233
6.75%, 12/15/37	150	142
Quest Diagnostics, Inc., 6.40%, 7/1/17	100	99
UnitedHealth Group, Inc.,
5.00%, 8/15/14	100	95
5.38%, 3/15/16	400	376
6.00%, 11/15/17	50	48
6.63%, 11/15/37	50	46
WellPoint Health Networks, 6.38%, 1/15/12	100	102
WellPoint, Inc.,
5.25%, 1/15/16	150	141
5.88%, 6/15/17	350	338

		1,620

Holding Companies - Diversified - 0.0%
Capmark Financial Group, Inc., 6.30%, 5/10/17	25	16

Home Furnishings - 0.0%
Whirlpool Corp.,
5.50%, 3/1/13	100	99

Household Products/Wares - 0.1%
Clorox Co.,
5.00%, 3/1/13	150	147
5.00%, 1/15/15	75	71
5.95%, 10/15/17	25	25
Fortune Brands, Inc., 5.38%, 1/15/16	225	211
Kimberly-Clark Corp.,
5.00%, 8/15/13	100	102
6.13%, 8/1/17	50	52
6.25%, 7/15/18	150	159
6.63%, 8/1/37	50	54

		821

Insurance - 0.7%
Ace INA Holdings, Inc., 6.70%, 5/15/36	50	48
Allstate Corp.,
5.55%, 5/9/35	50	43
6.13%, 5/15/37	100	91
6.50%, 5/15/57	225	197
American International Group, Inc.,
4.95%, 3/20/12	375	358
5.05%, 10/1/15	100	91
5.85%, 1/16/18	225	211
6.25%, 5/1/36	100	87
8.18%, 5/15/58(1)	250	235
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	575	566
5.40%, 5/15/18(1)	100	100
Chubb Corp.,
6.00%, 11/15/11	200	203
5.75%, 5/15/18	25	24
6.00%, 5/11/37	50	46

NORTHERN FUNDS QUARTERLY REPORT    12    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Insurance - 0.7% continued
6.50%, 5/15/38	$35	$33
General Electric Global Insurance Holdings Corp., 6.45%, 3/1/19	175	177
Genworth Financial, Inc.,
5.75%, 6/15/14	175	170
6.52%, 5/22/18	50	47
6.15%, 11/15/66	200	157
Hartford Financial Services Group, Inc.,
4.63%, 7/15/13	75	72
5.38%, 3/15/17	150	141
5.95%, 10/15/36	75	67
Lincoln National Corp., 6.05%, 4/20/67	175	148
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	70	69
Metlife, Inc.,
6.13%, 12/1/11	200	208
5.00%, 6/15/15	175	170
6.40%, 12/15/36	150	131
Principal Life Income Funding Trusts, 5.10%, 4/15/14	231	223
Progressive (The) Corp., 6.38%, 1/15/12	350	367
Prudential Financial, Inc.,
4.50%, 7/15/13	125	118
5.10%, 9/20/14	40	39
6.00%, 12/1/17	275	272
5.75%, 7/15/33	50	44
6.63%, 12/1/37	100	94
St. Paul Travelers Cos., Inc. (The), 5.50%, 12/1/15	150	148
Travelers Cos. (The) Inc.,
5.80%, 5/15/18	75	73
6.25%, 6/15/37	125	116
Travelers Property Casualty Corp., 5.00%, 3/15/13	100	98

		5,482

Iron/Steel - 0.0%
United States Steel Corp.,
6.05%, 6/1/17	25	23
7.00%, 2/1/18	20	20
6.65%, 6/1/37	25	22

		65

Lodging - 0.0%
Marriott International Inc., 5.63%, 2/15/13	200	188

Machinery - Construction & Mining - 0.0%
Caterpillar, Inc.,
5.70%, 8/15/16	50	51
7.30%, 5/1/31	25	29
6.05%, 8/15/36	50	49

		129

Machinery - Diversified - 0.0%
Deere & Co.,
6.95%, 4/25/14	175	192
8.10%, 5/15/30	50	60

		252

Media - 0.8%
AT&T Broadband, 8.38%, 3/15/13	100	110
Comcast Cable Communications, 6.75%, 1/30/11	75	78
Comcast Corp.,
5.30%, 1/15/14	150	145
5.85%, 11/15/15	450	440
6.50%, 1/15/17	1,000	1,006
5.70%, 5/15/18	200	190
6.95%, 8/15/37	200	197
6.40%, 5/15/38	50	46
COX Communications, Inc.,
7.13%, 10/1/12	200	209
4.63%, 6/1/13	100	95
Disney (The Walt) Co.,
6.38%, 3/1/12	150	160
5.88%, 12/15/17	200	208
McGraw-Hill Cos (The) Inc., 5.90%, 11/15/17	75	74
News America, Inc.,
5.30%, 12/15/14	350	343
6.40%, 12/15/35	125	118
6.65%, 11/15/37	100	98
Time Warner Cable, Inc.,
6.20%, 7/1/13	125	127
5.85%, 5/1/17	525	499
7.30%, 7/1/38	50	50
Time Warner Entertainment Co., 8.38%, 3/15/23	75	81

FIXED INCOME FUNDS    13    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Media - 0.8% continued
Time Warner, Inc.,
6.88%, 5/1/12	$450	$460
5.88%, 11/15/16	700	660
Viacom, Inc.,
5.63%, 8/15/12	350	345
6.25%, 4/30/16	400	386

		6,125

Mining - 0.1%
Alcoa, Inc.,
6.00%, 1/15/12	150	150
5.55%, 2/1/17	275	257
5.90%, 2/1/27	75	67
5.95%, 2/1/37	100	89

		563

Miscellaneous Manufacturing - 0.2%
3M Co., 5.70%, 3/15/37	125	126
Danaher Corp., 5.63%, 1/15/18	50	49
General Electric Co.,
5.00%, 2/1/13	350	353
5.25%, 12/6/17	250	240
Honeywell International, Inc.,
6.13%, 11/1/11	50	53
5.30%, 3/15/17	50	50
5.30%, 3/1/18	40	39
5.70%, 3/15/36	50	47
5.70%, 3/15/37	125	118
Textron, Inc.,
6.50%, 6/1/12	100	105
5.60%, 12/1/17	125	125

		1,305

Office/Business Equipment - 0.1%
Pitney Bowes, Inc., 4.63%, 10/1/12	100	99
Xerox Corp.,
5.50%, 5/15/12	375	371
6.75%, 2/1/17	100	101

		571

Oil & Gas - 0.4%
Amerada Hess Corp., 7.13%, 3/15/33	75	82
Anadarko Petroleum Corp., 5.95%, 9/15/16	300	300
Apache Corp., 5.63%, 1/15/17	150	152
Conoco, Inc., 6.95%, 4/15/29	150	164
ConocoPhillips Australia Funding Co., 5.50%, 4/15/13	325	335
Devon Financing Corp. ULC,
6.88%, 9/30/11	150	159
7.88%, 9/30/31	125	148
Marathon Global Funding Corp., 6.00%, 7/1/12	200	206
Marathon Oil Corp.,
6.00%, 10/1/17	50	50
6.60%, 10/1/37	75	74
Pemex Project Funding Master Trust,
9.13%, 10/13/10	250	272
5.75%, 3/1/18(1)	100	99
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	100	102
Valero Energy Corp.,
7.50%, 4/15/32	50	51
6.63%, 6/15/37	175	160
XTO Energy, Inc.,
6.25%, 4/15/13	100	103
4.63%, 6/15/13	75	72
5.65%, 4/1/16	100	99
6.25%, 8/1/17	325	328
6.38%, 6/15/38	50	48

		3,004

Pharmaceuticals - 0.5%
Abbott Laboratories,
5.60%, 5/15/11	200	209
5.15%, 11/30/12	200	206
5.88%, 5/15/16	75	77
5.60%, 11/30/17	150	151
6.15%, 11/30/37	50	50
Bristol-Myers Squibb Co.,
5.25%, 8/15/13	200	204
5.45%, 5/1/18	40	40
5.88%, 11/15/36	50	47
6.13%, 5/1/38	100	97

NORTHERN FUNDS QUARTERLY REPORT    14    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Pharmaceuticals - 0.5% continued
Cardinal Health, Inc., 6.00%, 6/15/17	$200	$198
Eli Lilly & Co., 5.20%, 3/15/17	375	374
GlaxoSmithKline Capital, Inc.,
4.38%, 4/15/14	100	97
5.65%, 5/15/18	200	199
5.38%, 4/15/34	150	130
6.38%, 5/15/38	280	278
Medco Health Solutions, Inc., 7.13%, 3/15/18	100	104
Merck & Co., Inc.,
4.75%, 3/1/15	225	222
5.75%, 11/15/36	50	48
Pfizer, Inc., 4.50%, 2/15/14	150	151
Pharmacia Corp., 6.60%, 12/1/28	25	27
Schering-Plough Corp.,
5.55%, 12/1/13	100	101
6.00%, 9/15/17	250	247
Teva Pharmaceutical Finance LLC, 5.55%, 2/1/16	100	98
Wyeth,
5.50%, 2/1/14	175	176
5.50%, 2/15/16	425	427
5.95%, 4/1/37	175	169

		4,127

Pipelines - 0.4%
Buckeye Partners LP, 6.05%, 1/15/18	85	83
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	150	161
6.00%, 5/15/18	85	82
6.63%, 11/1/37	50	46
Duke Capital Corp., Senior Notes, 6.25%, 2/15/13	150	153
El Paso Natural Gas Co., 5.95%, 4/15/17	200	193
Energy Transfer Partners LP,
6.13%, 2/15/17	200	194
7.50%, 7/1/38	50	51
Enterprise Products Operating LLC, 5.65%, 4/1/13	150	149
Enterprise Products Operating LP,
5.60%, 10/15/14	250	245
6.30%, 9/15/17	135	134
Kinder Morgan Energy Partners LP,
5.13%, 11/15/14	250	235
5.95%, 2/15/18	495	482
ONEOK Partners LP, 6.15%, 10/1/16	200	197
Oneok, Inc., 5.20%, 6/15/15	200	189
Panhandle Eastern Pipeline Co., 6.20%, 11/1/17	100	95
Plains All American Pipeline LP, (1) 6.50%, 5/1/18	50	50
Plains All American Pipeline LP/PAA Finance Corp., 6.13%, 1/15/17	200	197
Spectra Energy Capital LLC, 6.20%, 4/15/18	100	97
Transcontinental Gas Pipe Line Corp., 7.00%, 8/15/11	200	208
Williams Cos, Inc., 8.75%, 3/15/32	125	142

		3,383

Real Estate - 0.0%
ERP Operating LP,
6.95%, 3/2/11	175	179
6.63%, 3/15/12	100	102
Regency Centers LP, 5.88%, 6/15/17	25	23

		304

Real Estate Investment Trusts - 0.1%
Boston Properties, Inc., 6.25%, 1/15/13	100	102
Brandywine Operating Partnership LP, 5.70%, 5/1/17	150	128
Health Care Property Investors, Inc., 6.00%, 1/30/17	150	129
Hospitality Properties Trust, 6.70%, 1/15/18	75	64
HRPT Properties Trust,
6.25%, 6/15/17	75	69
6.65%, 1/15/18	50	46

FIXED INCOME FUNDS    15    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Real Estate Investment Trusts - 0.1% continued
iStar Financial, Inc., 5.15%, 3/1/12	$120	$99
Liberty Property LP, 6.63%, 10/1/17	50	47
Simon Property Group LP,
6.35%, 8/28/12	75	75
5.10%, 6/15/15	250	226
5.25%, 12/1/16	200	184

		1,169

Retail - 0.7%
Costco Wholesale Corp., 5.50%, 3/15/17	150	152
CVS Caremark Corp.,
5.75%, 8/15/11	100	103
5.75%, 6/1/17	300	295
6.25%, 6/1/27	50	49
Home Depot, Inc.,
5.25%, 12/16/13	75	72
5.40%, 3/1/16	600	551
J.C. Penney Corp., Inc., 6.38%, 10/15/36	50	42
Kohl’s Corp., 6.88%, 12/15/37	50	45
Lowe’s Cos., Inc., 5.00%, 10/15/15	325	320
Macys Retail Holdings, Inc.,
5.35%, 3/15/12	75	70
5.88%, 1/15/13	100	93
5.75%, 7/15/14	150	135
McDonald’s Corp.,
4.30%, 3/1/13	75	74
5.80%, 10/15/17	250	255
6.30%, 10/15/37	75	75
Nordstrom, Inc.,
6.25%, 1/15/18	25	24
7.00%, 1/15/38	50	48
Target Corp.,
5.88%, 3/1/12	300	313
5.38%, 5/1/17	225	220
7.00%, 1/15/38	275	282
Wal-Mart Stores, Inc.,
4.25%, 4/15/13	375	373
4.55%, 5/1/13	950	954
7.25%, 6/1/13	175	193
5.88%, 4/5/27	250	242
5.25%, 9/1/35	175	152
6.20%, 4/15/38	75	74
Yum! Brands, Inc.,
6.25%, 4/15/16	50	50
6.88%, 11/15/37	50	46

		5,302

Savings & Loans - 0.1%
Golden West Financial Corp., 4.75%, 10/1/12	75	72
Washington Mutual Bank Henderson N.V., 6.88%, 6/15/11	250	215
Washington Mutual, Inc.,
5.25%, 9/15/17	100	75
7.25%, 11/1/17	100	74

		436

Software - 0.1%
Fiserv, Inc., 6.13%, 11/20/12	250	251
Oracle Corp. and Ozark Holding, Inc., 5.25%, 1/15/16	125	123
Oracle Corp.,
4.95%, 4/15/13	400	404
6.50%, 4/15/38	350	351

		1,129

Telecommunications - 1.0%
AT&T Corp., 8.00%, 11/15/31	165	190
AT&T Wireless Services, Inc.,
7.88%, 3/1/11	100	107
8.13%, 5/1/12	150	164
AT&T, Inc.,
5.60%, 5/15/18	175	171
6.80%, 5/15/36	50	50
6.30%, 1/15/38	175	165
6.40%, 5/15/38	275	263
BellSouth Corp.,
5.20%, 9/15/14	1,100	1,084
5.20%, 12/15/16	1,300	1,259
Bellsouth Telecommunications, Inc., 6.38%, 6/1/28	75	72
Cisco Systems, Inc., 5.50%, 2/22/16	475	479

NORTHERN FUNDS QUARTERLY REPORT    16    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.6% continued
Telecommunications - 1.0% continued
Embarq Corp., 7.08%, 6/1/16	$350	$332
Motorola, Inc., 7.63%, 11/15/10	100	102
SBC Communications, Inc.,
5.88%, 2/1/12	100	103
5.10%, 9/15/14	500	490
6.15%, 9/15/34	125	117
U.S. West Communications, 6.88%, 9/15/33	125	103
Verizon Communications, Inc.,
5.55%, 2/15/16	300	292
5.50%, 2/15/18	535	509
6.10%, 4/15/18	175	174
6.90%, 4/15/38	50	49
Verizon Global Funding Corp.,
6.88%, 6/15/12	200	212
7.75%, 12/1/30	500	537
Verizon New York, Inc., 7.38%, 4/1/32	150	152
Verizon Virginia, Inc., 4.63%, 3/15/13	450	435

		7,611

Textiles - 0.0%
Mohawk Industries, Inc., 6.13%, 1/15/16	100	96

Transportation - 0.2%
Burlington Northern Santa Fe Corp.,
6.75%, 7/15/11	100	105
6.15%, 5/1/37	100	94
CSX Corp.,
5.50%, 8/1/13	200	196
6.00%, 10/1/36	100	87
6.15%, 5/1/37	150	126
Federal Express Corp., 9.65%, 6/15/12	75	86
Norfolk Southern Corp.,
6.75%, 2/15/11	100	105
5.26%, 9/17/14	200	198
Union Pacific Corp.,
6.50%, 4/15/12	100	105
7.00%, 2/1/16	100	106
5.75%, 11/15/17	125	123
United Parcel Service, Inc.,
5.50%, 1/15/18	275	278
8.38%, 4/1/20	50	62

		1,671

Total Corporate Bonds

(Cost $129,293)		125,268
FOREIGN ISSUER BONDS - 5.5%
Banks - 1.3%
Abbey National PLC, 7.95%, 10/26/29	200	203
Barclays Bank PLC,
7.40%, 12/15/09	45	47
5.45%, 9/12/12	300	304
Credit Suisse New York,
5.00%, 5/15/13	250	243
6.00%, 2/15/18	90	87
Deutsche Bank A.G. London,
4.88%, 5/20/13	200	197
6.00%, 9/1/17	775	783
HSBC Holdings PLC,
5.25%, 12/12/12	700	700
6.80%, 6/1/38	150	141
Korea Development Bank, 5.30%, 1/17/13	205	203
Kreditanstalt fuer Wiederaufbau,
4.63%, 1/20/11	350	357
4.75%, 5/15/12	1,000	1,036
3.25%, 3/15/13	1,200	1,171
3.50%, 5/16/13	225	222
4.13%, 10/15/14	500	480
4.88%, 1/17/17	200	207
4.38%, 3/15/18	125	124
0.00%, 6/29/37	500	115
Landwirtschaftliche Rentenbank,
5.25%, 7/15/11	175	184
3.25%, 3/15/13	250	243
5.13%, 2/1/17	600	627
Oesterreichische Kontrollbank A.G.,
4.75%, 10/16/12	350	361
3.63%, 6/17/13	170	168
4.50%, 3/9/15	250	254
5.00%, 4/25/17	100	104

FIXED INCOME FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Banks - 1.3% continued
Royal Bank of Canada, 5.65%, 7/20/11	$250	$259
Royal Bank of Scotland Group PLC,
6.38%, 2/1/11	100	103
5.00%, 11/12/13	275	273
5.00%, 10/1/14	200	192
7.64%, 3/31/49	100	91
UBS A.G./Stamford Branch,
5.88%, 7/15/16	300	293
5.88%, 12/20/17	540	525
5.75%, 4/25/18	125	119

		10,416

Beverages - 0.1%
Diageo Capital PLC,
5.13%, 1/30/12	25	25
5.50%, 9/30/16	150	147
5.75%, 10/23/17	400	395
Diageo Finance BV, 5.50%, 4/1/13	100	101

		668

Building Materials - 0.0%
Lafarge S.A., 6.50%, 7/15/16	50	48

Chemicals - 0.0%
Potash Corp. of Saskatchewan, 5.88%, 12/1/36	50	47

Diversified Financial Services - 0.2%
ConocoPhillips Canada Funding Co., 5.63%, 10/15/16	450	458
Credit Suisse Guernsey Ltd., 5.86%, 5/29/49	150	125
Eksportfinans A/S,
5.00%, 2/14/12	50	52
5.50%, 5/25/16	100	105
5.50%, 6/26/17	200	210
MUFG Capital Finance 1 Ltd., 6.35%, 7/29/49	500	433
UFJ Finance Aruba AEC, 6.75%, 7/15/13	200	210

		1,593

Electric - 0.1%
Hydro-Quebec,
6.30%, 5/11/11	350	372
8.00%, 2/1/13	150	174
Ontario Hydro, 7.45%, 3/31/13	50	56
Scottish Power PLC, 5.38%, 3/15/15	100	95

		697

Electronics - 0.0%
Koninklijke Philips Electronics N.V., 4.63%, 3/11/13	200	197

Healthcare - Products - 0.0%
Covidien International Finance S.A.,
6.00%, 10/15/17	150	152
6.55%, 10/15/37	25	25

		177

Holding Companies - Diversified - 0.0%
EnCana Holdings Finance Corp., 5.80%, 5/1/14	100	101

Insurance - 0.0%
AXA S.A., 8.60%, 12/15/30	75	81
ING Groep N.V., 5.78%, 12/29/49	75	62
XL Capital Ltd., 6.50%, 3/1/49	50	34

		177

Media - 0.0%
Thomson Reuters Corp., 5.95%, 7/15/13	50	50

Metal Fabricate/Hardware - 0.0%
Norsk Hydro ASA, 7.75%, 6/15/23	100	119

Mining - 0.2%
Alcan, Inc.,
4.50%, 5/15/13	100	96
5.20%, 1/15/14	100	97
6.13%, 12/15/33	100	90
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	300	293
5.25%, 12/15/15	100	97
5.40%, 3/29/17	100	95
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	250	251

NORTHERN FUNDS QUARTERLY REPORT    18    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Mining - 0.2% continued
Vale Overseas Ltd.,
6.25%, 1/23/17	$325	$315
6.88%, 11/21/36	125	116

		1,450

Miscellaneous Manufacturing - 0.0%
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	51
7.13%, 10/1/37	50	51

		102

Multi-National - 0.9%
Asian Development Bank/Pasig,
4.13%, 9/15/10	150	153
5.50%, 6/27/16	100	107
5.59%, 7/16/18	50	53
Corp. Andina de Fomento,
5.20%, 5/21/13	100	99
5.75%, 1/12/17	100	97
European Bank for Reconstruction & Development, 3.63%, 6/17/13	190	188
European Investment Bank,
5.00%, 2/8/10	100	103
4.00%, 3/3/10	500	509
3.25%, 2/15/11	300	300
2.63%, 5/16/11	200	196
3.13%, 7/15/11	500	495
3.25%, 5/15/13	250	243
4.25%, 7/15/13	300	304
4.63%, 5/15/14	750	772
4.88%, 1/17/17	800	828
5.13%, 5/30/17	350	367
4.88%, 2/15/36	200	197
Inter-American Development Bank,
7.38%, 1/15/10	300	319
5.00%, 4/5/11	100	104
4.38%, 9/20/12	200	203
3.50%, 7/8/13	200	195
International Bank for Reconstruction & Development,
5.00%, 4/1/16	450	468
9.25%, 7/15/17	100	133
4.75%, 2/15/35	25	24
International Finance Corp.,
5.13%, 5/2/11	150	158
4.75%, 4/25/12	25	26
3.50%, 5/15/13	300	294
Nordic Investment Bank,
3.88%, 6/15/10	350	355
5.00%, 2/1/17	100	105

		7,395

Oil & Gas - 0.3%
Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	80
Anadarko Finance Co.,
6.75%, 5/1/11	50	52
7.50%, 5/1/31	75	80
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	221
5.90%, 2/1/18	150	149
6.25%, 3/15/38	150	141
6.75%, 2/1/39	50	50
Conoco Funding Co., 6.35%, 10/15/11	300	317
EnCana Corp.,
5.90%, 12/1/17	225	226
6.63%, 8/15/37	75	75
Nexen, Inc.,
5.05%, 11/20/13	250	244
7.88%, 3/15/32	75	84
Petro-Canada,
4.00%, 7/15/13	100	93
6.05%, 5/15/18	50	49
5.95%, 5/15/35	100	88
6.80%, 5/15/38	50	49
Suncor Energy, Inc.,
6.10%, 6/1/18	125	125
7.15%, 2/1/32	100	104
5.95%, 12/1/34	50	46
Transocean, Inc.,
6.00%, 3/15/18	125	125
6.80%, 3/15/38	200	205

		2,603

Oil & Gas Services - 0.1%
Weatherford International Ltd.,
5.50%, 2/15/16	200	194
6.50%, 8/1/36	125	122

		316

FIXED INCOME FUNDS    19    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Pharmaceuticals - 0.1%
AstraZeneca PLC,
5.40%, 9/15/12	$200	$204
5.90%, 9/15/17	350	359
6.45%, 9/15/37	50	51

		614

Pipelines - 0.1%
Enbridge, Inc., 5.80%, 6/15/14	75	74
TransCanada PipeLines Ltd.,
5.85%, 3/15/36	125	111
6.20%, 10/15/37	50	46
6.35%, 5/15/67	100	86

		317

Regional - 0.3%
Province of British Columbia Canada, 4.30%, 5/30/13	100	101
Province of Manitoba Canada, 7.50%, 2/22/10	250	267
Province of Nova Scotia Canada, 5.75%, 2/27/12	100	106
Province of Ontario Canada,
3.38%, 5/20/11	75	74
4.38%, 2/15/13	250	253
3.50%, 7/15/13	100	97
4.75%, 1/19/16	200	202
4.95%, 11/28/16	300	306
Province of Quebec Canada,
4.63%, 5/14/18	350	343
7.50%, 7/15/23	300	372
7.50%, 9/15/29	275	351

		2,472

Sovereign - 1.1%
Brazilian Government International Bond,
6.00%, 1/17/17	1,000	1,020
8.00%, 1/15/18	50	56
8.88%, 10/14/19	900	1,127
8.88%, 4/15/24	400	509
7.13%, 1/20/37	100	111
Export Development Canada, 3.50%, 5/16/13	370	364
Israel Government International Bond, 5.50%, 11/9/16	225	231
Italy Government International Bond,
6.00%, 2/22/11	425	452
5.63%, 6/15/12	300	319
5.25%, 9/20/16	600	632
5.38%, 6/12/17	525	555
5.38%, 6/15/33	175	180
Japan Bank for International Cooperation, 4.25%, 6/18/13	200	198
Republic of Korea,
4.25%, 6/1/13	100	96
5.13%, 12/7/16	125	123
Republic of Poland, 5.00%, 10/19/15	275	274
Republic of South Africa, 7.38%, 4/25/12	250	264
Swedish Export Credit,
4.50%, 9/27/10	150	153
4.88%, 9/29/11	225	232
United States of Mexico,
8.38%, 1/14/11	100	110
6.38%, 1/16/13	675	710
6.63%, 3/3/15	100	107
5.63%, 1/15/17	150	152
8.13%, 12/30/19	400	484
7.50%, 4/8/33	100	115
6.75%, 9/27/34	250	265
6.05%, 1/11/40	120	115

		8,954

Telecommunications - 0.7%
America Movil SAB de C.V., 6.13%, 11/15/37	200	182
British Telecommunications PLC,
8.63%, 12/15/10	250	268
5.95%, 1/15/18	375	358
9.13%, 12/15/30	100	120
Deutsche Telekom International Finance BV,
5.25%, 7/22/13	600	589
5.75%, 3/23/16	325	317
France Telecom S.A.,
7.75%, 3/1/11	300	318
8.50%, 3/1/31	175	212

NORTHERN FUNDS QUARTERLY REPORT    20    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.5% continued
Telecommunications - 0.7% continued
Royal KPN N.V., 8.00%, 10/1/10	$200	$211
Telecom Italia Capital S.A.,
5.25%, 11/15/13	150	142
5.25%, 10/1/15	475	435
6.38%, 11/15/33	50	44
Telefonica Emisiones SAU,
6.42%, 6/20/16	700	710
7.05%, 6/20/36	100	103
Telefonos de Mexico SA de CV, 5.50%, 1/27/15	125	122
Telus Corp., 8.00%, 6/1/11	125	134
Vodafone Group PLC,
5.00%, 12/16/13	350	340
5.00%, 9/15/15	100	95
5.63%, 2/27/17	225	217
6.15%, 2/27/37	250	229

		5,146

Transportation - 0.0%
Canadian National Railway Co.,
4.40%, 3/15/13	100	97
6.90%, 7/15/28	25	26
6.20%, 6/1/36	25	24
6.38%, 11/15/37	50	49
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	50
5.95%, 5/15/37	50	42

		288

Total Foreign Issuer Bonds

(Cost $44,535)		43,947
U.S. GOVERNMENT AGENCIES - 47.9%(2)
Fannie Mae - 23.5%
5.13%, 7/13/09	2,000	2,045
7.25%, 1/15/10	500	532
4.75%, 3/12/10	3,000	3,081
6.63%, 11/15/10	1,000	1,074
5.50%, 3/15/11	500	525
3.50%, 4/28/11	4,800	4,787
6.00%, 5/15/11	500	532
4.38%, 3/15/13	3,300	3,335
4.25%, 5/8/13	5,300	5,300
4.35%, 5/29/13	2,500	2,505
4.63%, 10/15/13	500	510
5.00%, 3/15/16	500	510
5.00%, 5/11/17	1,000	1,018
5.25%, 12/21/17	2,500	2,511
5.50%, 12/14/22	3,000	2,999
6.63%, 11/15/30	200	237
5.63%, 7/15/37	1,000	1,063
Pool #255376, 6.00%, 8/1/19	242	248
Pool #255695, 4.50%, 3/1/35	88	89
Pool #256675, 5.00%, 4/1/27	635	617
Pool #256677, 6.00%, 4/1/27	413	420
Pool #256792, 6.50%, 6/1/22	343	357
Pool #256925, 6.00%, 10/1/37	1,128	1,139
Pool #256959, 6.00%, 11/1/37	4,684	4,732
Pool #357630, 5.00%, 10/1/19	417	416
Pool #709239, 5.00%, 7/1/18	1,825	1,823
Pool #720049, 5.50%, 7/1/33	928	921
Pool #722424, 4.36%, 7/1/33	146	146
Pool #725185, 5.00%, 2/1/19	441	440
Pool #725425, 5.50%, 4/1/34	874	867
Pool #730811, 4.50%, 8/1/33	890	829
Pool #735222, 5.00%, 2/1/35	466	449
Pool #735358, 5.50%, 2/1/35	1,388	1,373
Pool #735502, 6.00%, 4/1/35	256	259
Pool #745754, 5.00%, 9/1/34	3,645	3,516

FIXED INCOME FUNDS    21    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Fannie Mae - 23.5% continued
Pool #746272, 4.00%, 10/1/18	$1,397	$1,328
Pool #747383, 5.50%, 10/1/33	1,385	1,373
Pool #753678, 4.73%, 12/1/33	618	627
Pool #766083, 4.62%, 2/1/34	68	69
Pool #772730, 5.00%, 4/1/34	1,720	1,659
Pool #773287, 4.36%, 3/1/35	658	664
Pool #783586, 4.47%, 3/1/35	630	636
Pool #790406, 6.00%, 9/1/34	894	906
Pool #793666, 5.50%, 9/1/34	841	834
Pool #795136, 4.95%, 10/1/34	115	117
Pool #796250, 5.50%, 11/1/34	701	694
Pool #799999, 4.72%, 11/1/34	131	132
Pool #800471, 5.50%, 10/1/34	3,608	3,571
Pool #805043, 3.81%, 12/1/34	261	261
Pool #805159, 4.78%, 1/1/35	148	149
Pool #807701, 4.50%, 12/1/19	455	444
Pool #811944, 4.50%, 1/1/20	696	677
Pool #815639, 4.96%, 6/1/35	93	95
Pool #817795, 6.00%, 8/1/36	919	928
Pool #820998, 4.00%, 4/1/35	287	285
Pool #821912, 4.95%, 6/1/35	1,552	1,564
Pool #822455, 4.64%, 4/1/35	295	298
Pool #826057, 5.00%, 7/1/35	722	695
Pool #826368, 5.08%, 7/1/35	611	618
Pool #831676, 6.50%, 8/1/36	380	392
Pool #832628, 5.50%, 9/1/20	296	299
Pool #835517, 4.96%, 8/1/35	177	176
Pool #840577, 5.00%, 10/1/20	273	272
Pool #844909, 4.50%, 10/1/20	441	429
Pool #846600, 5.17%, 1/1/36	340	345
Pool #847921, 5.50%, 11/1/20	922	933
Pool #850614, 5.47%, 1/1/36	307	311
Pool #863759, 4.00%, 12/1/20	372	351
Pool #864435, 4.50%, 12/1/20	1,134	1,104
Pool #866109, 5.13%, 12/1/35	115	116
Pool #869217, 5.45%, 2/1/36	438	445
Pool #871135, 6.00%, 1/1/37	657	664
Pool #880505, 6.00%, 8/1/21	432	443
Pool #882055, 5.49%, 6/1/36	435	443
Pool #884125, 5.43%, 6/1/36	30	30
Pool #884720, 5.42%, 8/1/36	261	261
Pool #885769, 6.00%, 6/1/36	375	379
Pool #885866, 6.00%, 6/1/36	869	878
Pool #887019, 5.87%, 6/1/36	953	975

NORTHERN FUNDS QUARTERLY REPORT    22    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Fannie Mae - 23.5% continued
Pool #887111, 5.50%, 5/1/20	$170	$172
Pool #888100, 5.50%, 9/1/36	3,333	3,299
Pool #888152, 5.00%, 5/1/21	772	769
Pool #888205, 6.50%, 2/1/37	811	836
Pool #888318, 5.64%, 2/1/37	540	551
Pool #888447, 4.00%, 5/1/21	439	413
Pool #892536, 6.50%, 9/1/36	396	409
Pool #892968, 6.50%, 8/1/21	128	133
Pool #893363, 5.00%, 6/1/36	699	673
Pool #893366, 5.00%, 4/1/35	990	954
Pool #894453, 5.92%, 9/1/36	138	140
Pool #897519, 5.95%, 11/1/36	76	77
Pool #898089, 5.50%, 7/1/26	438	437
Pool #898417, 6.00%, 10/1/36	1,767	1,785
Pool #899079, 5.00%, 3/1/37	1,473	1,413
Pool #902188, 5.84%, 11/1/36	88	90
Pool #905090, 5.50%, 10/1/21	433	437
Pool #905759, 5.90%, 12/1/36	245	249
Pool #906090, 5.50%, 1/1/37	2,621	2,588
Pool #906237, 5.76%, 1/1/37	566	577
Pool #906389, 5.31%, 1/1/37	78	79
Pool #907818, 5.61%, 1/1/37	85	86
Pool #910147, 5.00%, 3/1/22	1,212	1,200
Pool #910338, 5.78%, 3/1/37	189	193
Pool #912414, 4.50%, 1/1/22	964	933
Pool #914522, 5.77%, 3/1/37	87	88
Pool #915499, 5.00%, 3/1/37	1,307	1,254
Pool #918515, 5.00%, 6/1/37	1,639	1,573
Pool #918832, 6.00%, 4/1/37	7,118	7,189
Pool #919461, 5.71%, 4/1/37	87	89
Pool #920457, 4.86%, 8/1/36	75	76
Pool #920468, 4.41%, 4/1/34	707	711
Pool #920988, 5.90%, 11/1/36	75	77
Pool #923023, 6.46%, 1/1/37	845	866
Pool #923123, 5.00%, 4/1/36	449	433
Pool #923166, 7.50%, 1/1/37	377	398
Pool #928261, 4.50%, 3/1/36	470	438
Pool #928909 6.00%, 12/1/37	50	50
Pool #928915, 6.00%, 11/1/37	464	469
Pool #940623, 5.50%, 8/1/37	1,403	1,385
Pool #943617, 6.00%, 8/1/37	2,665	2,692
Pool #945868, 5.50%, 8/1/37	5,885	5,808
Pool #945876, 5.50%, 8/1/37	1,363	1,345
Pool #946527, 7.00%, 9/1/37	429	451

FIXED INCOME FUNDS    23    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Fannie Mae - 23.5% continued
Pool #947216, 6.00%, 10/1/37	$916	$925
Pool #949391, 5.50%, 8/1/22	376	379
Pool #953910, 6.00%, 11/1/37	2,330	2,353
Pool #959880, 5.50%, 11/1/37	3,018	2,979
Pool #962343, 5.00%, 3/1/38	5,463	5,241
Pool #966660, 6.00%, 12/1/37	115	116
Pool #968037, 6.00%, 1/1/38	2,733	2,761
Pool #970013, 4.50%, 6/1/38	1,000	927
Pool #971734, 4.50%, 4/1/37	1,013	940
Pool #972452, 5.50%, 3/1/38	8,289	8,180
Pool #981704, 5.00%, 6/1/23	2,500	2,475
Pool TBA, (3)
4.50%, 7/1/18	3,000	2,899
5.50%, 7/1/18	1,500	1,510
6.00%, 7/1/30	1,000	1,025
6.50%, 7/15/32	9,100	9,367
5.00%, 2/1/33	2,000	1,912
5.50%, 7/15/33	8,000	7,885
6.00%, 7/1/37	4,000	4,035
5.00%, 12/31/49	8,000	7,667
7.00%, 12/31/49	2,448	2,566

		189,102

Federal Farm Credit Bank - 0.1%
5.25%, 9/13/10	500	519
3.75%, 12/6/10	500	504

		1,023

Federal Home Loan Bank - 1.8%
5.38%, 7/17/09	500	512
5.00%, 9/18/09	1,000	1,024
2.75%, 6/18/10	2,000	1,982
4.63%, 2/18/11	4,000	4,143
2.63%, 5/20/11	5,000	4,873
5.38%, 8/19/11	1,000	1,052
4.88%, 11/18/11	500	517
5.38%, 5/18/16	500	526

		14,629

Freddie Mac - 9.4%
6.63%, 9/15/09	1,000	1,044
4.13%, 7/12/10	500	509
5.25%, 10/6/11	1,000	1,004
4.75%, 3/5/12	3,800	3,908
5.13%, 7/15/12	5,000	5,225
5.50%, 8/20/12	6,300	6,666
4.50%, 1/15/13	3,300	3,360
5.25%, 4/18/16	500	520
5.00%, 2/16/17	500	510
6.00%, 6/7/27	6,700	6,818
Pool #1B2125, 4.52%, 3/1/35	1,132	1,143
Pool #1B2130, 4.29%, 3/1/35	81	82
Pool #1B7328, 5.79%, 4/1/37	190	194
Pool #1B7359, 5.71%, 5/1/37	197	200
Pool #1G0321, 4.84%, 9/1/35	360	364
Pool #1G0809, 4.64%, 7/1/35	504	506
Pool #1G0911, 5.42%, 4/1/36	736	748
Pool #1G1506, 5.52%, 1/1/37	171	174
Pool #1G1623, 5.70%, 4/1/37	188	190
Pool #1G1763, 4.86%, 11/1/35	111	112
Pool #1G1790, 5.41%, 11/1/35	155	157
Pool #1G2620, 6.00%, 11/1/36	156	159
Pool #1G2638, 6.22%, 9/1/36	142	145
Pool #1G2675, 5.88%, 2/1/38	950	964

NORTHERN FUNDS QUARTERLY REPORT    24    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Freddie Mac - 9.4% continued
Pool #1G3611, 6.01%, 4/1/37	$192	$196
Pool #1H1348, 5.82%, 10/1/36	155	157
Pool #1H2569, 5.22%, 9/1/35	1,191	1,203
Pool #1H2605, 5.65%, 4/1/36	884	892
Pool #1J0345, 5.69%, 3/1/37	84	85
Pool #1J0355, 5.63%, 3/1/37	57	57
Pool #1J0365, 5.93%, 4/1/37	616	625
Pool #1J1317, 5.73%, 4/1/36	283	288
Pool #1J1390, 5.88%, 12/1/36	165	167
Pool #1J1646, 5.30%, 4/1/37	381	386
Pool #1L0078, 5.12%, 6/1/35	160	162
Pool #1L0130, 4.71%, 7/1/35	85	85
Pool #1L1214, 5.23%, 12/1/35	472	477
Pool #1L1480, 4.42%, 12/1/33	158	158
Pool #1N0243, 6.41%, 8/1/36	75	76
Pool #1N1746, 6.13%, 9/1/37	961	980
Pool #781274, 4.72%, 2/1/34	91	91
Pool #782905, 4.90%, 12/1/34	105	106
Pool #783081, 4.68%, 4/1/35	589	595
Pool #847755, 5.53%, 5/1/37	444	444
Pool TBA, (3)
5.00%, 7/1/14	2,000	1,975
4.50%, 7/15/18	2,000	1,932
6.00%, 1/1/24	4,900	4,949
6.50%, 7/1/30	5,500	5,668
5.50%, 8/1/37	3,000	2,948
5.00%, 12/31/49	7,000	6,707
5.50%, 12/31/49	6,000	5,910
6.00%, 12/31/49	2,000	2,014
7.00%, 12/31/49	1,000	1,048

		75,083

Freddie Mac Gold - 9.3%
Pool #A16753, 5.00%, 11/1/33	472	455
Pool #A27950, 5.50%, 11/1/34	3,944	3,900
Pool #A31136, 5.50%, 1/1/35	601	595
Pool #A46224, 5.00%, 7/1/35	367	353
Pool #A48104, 5.00%, 1/1/36	973	935
Pool #A51296, 6.00%, 8/1/36	706	714
Pool #A54897, 6.50%, 8/1/36	416	429
Pool #A56110, 5.50%, 12/1/36	1,369	1,351
Pool #A58690, 6.00%, 3/1/37	116	117
Pool #A58718, 5.50%, 3/1/37	481	474
Pool #A59081, 5.50%, 4/1/37	4,461	4,399
Pool #A60942, 5.00%, 5/1/37	694	665
Pool #A61573, 5.00%, 9/1/34	3,007	2,902
Pool #A61597, 5.50%, 12/1/35	471	466
Pool #A64474, 5.50%, 9/1/37	474	467
Pool #A68761, 5.50%, 9/1/37	2,480	2,446
Pool #A69169, 4.50%, 12/1/37	992	921
Pool #A69303, 6.00%, 11/1/37	1,457	1,473

FIXED INCOME FUNDS    25    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Freddie Mac Gold - 9.3% continued
Pool #A73778, 5.00%, 2/1/38	$3,965	$3,803
Pool #B10630, 4.50%, 11/1/18	1,147	1,121
Pool #B17658, 4.50%, 1/1/20	44	43
Pool #B18502, 5.50%, 6/1/20	185	187
Pool #B18931, 4.50%, 3/1/20	214	208
Pool #C91009, 5.00%, 11/1/26	278	271
Pool #C91020, 5.50%, 3/1/27	594	591
Pool #D97197, 5.00%, 2/1/27	414	403
Pool #D97498, 6.00%, 12/1/27	1,162	1,182
Pool #D97524, 5.50%, 1/1/28	1,256	1,250
Pool #D97564, 5.00%, 1/1/28	885	860
Pool #E99030, 4.50%, 9/1/18	1,894	1,852
Pool #G01907, 4.50%, 8/1/34	532	495
Pool #G02069, 5.50%, 3/1/36	540	534
Pool #G02391, 6.00%, 11/1/36	245	248
Pool #G02540, 5.00%, 11/1/34	947	913
Pool #G02649, 6.00%, 1/1/37	447	452
Pool #G02702, 6.50%, 1/1/37	751	775
Pool #G02911, 6.00%, 4/1/37	413	417
Pool #G02973, 6.00%, 6/1/37	859	869
Pool #G03121, 5.00%, 6/1/36	2,796	2,689
Pool #G03134, 5.50%, 8/1/36	1,005	992
Pool #G03176, 5.00%, 8/1/37	1,062	1,019
Pool #G03218, 6.00%, 9/1/37	913	924
Pool #G03351, 6.00%, 9/1/37	1,779	1,799
Pool #G03513, 6.00%, 11/1/37	2,556	2,585
Pool #G03936, 5.50%, 1/1/38	6,778	6,688
Pool #G03938, 6.00%, 2/1/38	5,232	5,291
Pool #G08189, 7.00%, 3/1/37	273	286
Pool #G08192, 5.50%, 4/1/37	1,490	1,469
Pool #G11776, 4.50%, 9/1/20	420	409
Pool #G12571, 4.00%, 1/1/22	932	878
Pool #G12673, 5.00%, 9/1/21	822	816
Pool #G12837, 4.50%, 4/1/22	1,354	1,317
Pool #G12869, 5.00%, 9/1/22	1,756	1,739
Pool #G18220, 6.00%, 11/1/22	237	242
Pool #G30327, 4.50%, 1/1/27	363	342
Pool #J00991, 4.00%, 1/1/21	470	443
Pool #J02541, 4.00%, 9/1/20	424	399
Pool #J03041, 6.00%, 7/1/21	348	356
Pool #J03736, 5.50%, 11/1/21	423	426
Pool #J05307, 4.50%, 8/1/22	674	652
Pool #J06175, 5.00%, 5/1/21	385	383
Pool #J06465, 6.00%, 11/1/22	191	195

NORTHERN FUNDS QUARTERLY REPORT    26    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.9%(2) continued
Freddie Mac Gold - 9.3% continued
Pool #J06476, 5.50%, 11/1/22	$787	$793
Pool #J08098, 5.50%, 6/1/23	1,000	1,007
Pool #J08202, 5.00%, 7/1/23	1,000	989

		74,664

Government National Mortgage Association - 2.1%
Pool TBA, (3)
5.50%, 8/10/15	2,500	2,483
6.00%, 7/1/30	4,000	4,060
5.00%, 7/1/33	2,000	1,937
5.50%, 8/15/33	1,000	992
5.00%, 12/31/49	1,000	967
5.50%, 12/31/49	3,500	3,482
6.00%, 12/31/49	2,000	2,029
6.50%, 12/31/64	1,000	1,030

		16,980

Government National Mortgage Association I - 0.7%
Pool #510835, 5.50%, 2/15/35	444	443
Pool #597889, 5.50%, 6/15/33	936	936
Pool #614169, 5.00%, 7/15/33	435	423
Pool #634431, 6.00%, 9/15/34	167	170
Pool #641416, 5.50%, 4/15/35	503	501
Pool #646341, 6.00%, 11/15/36	481	489
Pool #648538, 5.00%, 12/15/35	671	652
Pool #651753, 5.50%, 3/15/36	455	453
Pool #661917, 7.00%, 4/15/37	370	389
Pool #670114, 6.50%, 7/15/37	497	514
Pool #676360, 6.50%, 10/15/37	781	808

		5,778

Government National Mortgage Association II - 0.9%
Pool #3570, 6.00%, 6/20/34	454	461
Pool #3665, 5.50%, 1/20/35	1,374	1,366
Pool #3852, 6.00%, 5/20/36	435	442
Pool #3910, 6.00%, 10/20/36	863	876
Pool #3994, 5.00%, 6/20/37	477	461
Pool #4018, 6.50%, 8/20/37	408	422
Pool #4026, 5.00%, 9/20/37	489	473
Pool #4027, 5.50%, 9/20/37	471	468
Pool #4040, 6.50%, 10/20/37	448	463
Pool #4116, 6.50%, 4/20/38	985	1,018
Pool #654804, 6.00%, 5/20/36	680	691

		7,141

Tennessee Valley Authority - 0.1%
Tennessee Valley Authority, 5.50%, 7/18/17	600	632

Total U.S. Government Agencies

(Cost $384,279)		385,032
U.S. GOVERNMENT OBLIGATIONS - 22.5%
U.S. Treasury Bonds - 4.9%
8.75%, 8/15/20	1,450	2,043
7.88%, 2/15/21	1,550	2,066
8.00%, 11/15/21	2,125	2,882
7.13%, 2/15/23	800	1,024
6.25%, 8/15/23	5,300	6,306
7.63%, 2/15/25	165	225
6.00%, 2/15/26	6,750	7,905
5.38%, 2/15/31	1,000	1,111
4.50%, 2/15/36	475	472
4.75%, 2/15/37	10,585	10,931
5.00%, 5/15/37	4,575	4,917

		39,882

FIXED INCOME FUNDS    27    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 22.5% continued
U.S. Treasury Notes - 17.6%
4.63%, 7/31/09	$3,000	$3,071
4.00%, 8/31/09	3,000	3,056
3.25%, 12/31/09	9,500	9,614
4.75%, 2/15/10	5,500	5,696
2.00%, 2/28/10	13,000	12,906
4.50%, 5/15/10	16,100	16,667
5.75%, 8/15/10	1,000	1,064
4.50%, 11/15/10	3,000	3,123
4.25%, 1/15/11	3,000	3,113
4.50%, 2/28/11	3,000	3,127
4.88%, 4/30/11	5,750	6,061
4.63%, 8/31/11	5,450	5,714
4.63%, 10/31/11	1,750	1,837
4.63%, 2/29/12	1,350	1,420
4.63%, 7/31/12	6,850	7,221
4.13%, 8/31/12	10,400	10,765
4.25%, 9/30/12	2,250	2,343
3.38%, 11/30/12	1,000	1,004
3.63%, 12/31/12	3,500	3,553
2.88%, 1/31/13	9,500	9,337
3.13%, 4/30/13	4,000	3,967
4.25%, 8/15/13	425	443
4.25%, 8/15/14	2,000	2,090
4.00%, 2/15/15	2,000	2,056
4.50%, 11/15/15	2,000	2,106
4.63%, 2/15/17	2,500	2,632
4.50%, 5/15/17	1,850	1,927
4.75%, 8/15/17	2,400	2,542
4.25%, 11/15/17	6,600	6,742
3.50%, 2/15/18	6,250	6,016
3.88%, 5/15/18	50	50

		141,263

Total U.S. Government Obligations

(Cost $178,229)		181,145
MUNICIPAL BOND - 0.1%
Illinois - 0.1%
Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	$575	$541

Total Municipal Bond

(Cost $556)		541

SHORT-TERM INVESTMENT - 13.1%
FHLB Discount Note, 1.83%, 7/1/08	105,628	105,622

Total Short-Term Investment

(Cost $105,628)		105,622

Total Investments - 110.3%

(Cost $888,336)		886,195
Liabilities less Other Assets - (10.3)%		(83,060)

NET ASSETS - 100.0%		$803,135

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)	When-Issued Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$888,336

Gross tax appreciation of investments	$6,811
Gross tax depreciation of investments	(8,952)

Net tax depreciation of investments	$(2,141)

NORTHERN FUNDS QUARTERLY REPORT    28    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	884,687	—
Level 3	1,508	—

Total	$886,195	$—

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net Purchases (Sales)	1,508	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$1,508	$—

*	Other financial instruments include futures and forwards, if applicable.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank

G.O. - Government Obligation

FIXED INCOME FUNDS    29    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.3%
Agriculture - 0.6%
Philip Morris International, Inc.,
4.88%, 5/16/13	$3,610	$3,546
5.65%, 5/16/18	3,805	3,698

		7,244

Banks - 0.5%
Bank of America Corp.,
4.90%, 5/1/13	2,900	2,799
8.00%, 12/29/49	3,230	3,026

		5,825

Commercial Services - 0.4%
Erac USA Finance Co., (1)(2) 7.00%, 10/15/37	5,020	4,176

Diversified Financial Services - 5.5%
ANZ Capital Trust, (1)(2) 4.48%, 1/29/49	4,500	4,358
Bear Stearns Cos (The) Inc., 7.25%, 2/1/18	2,305	2,405
Citigroup Capital XXI, 8.30%, 12/21/57	6,525	6,162
Countrywide Home Loans, Inc., 4.00%, 3/22/11	4,330	3,942
General Electric Capital Corp., 5.63%, 5/1/18	9,680	9,361
5.88%, 1/14/38	3,790	3,435
Goldman Sachs Group (The), Inc., 6.15%, 4/1/18	2,430	2,357
International Lease Finance Corp., 5.65%, 6/1/14	1,085	943
JPMorgan Chase & Co.,
4.75%, 5/1/13	12,530	12,177
6.40%, 5/15/38	5,270	4,888
7.90%, 4/29/49	1,455	1,364
Lehman Brothers Holdings, Inc., 7.50%, 5/11/38	5,430	5,037
Merrill Lynch & Co., Inc.,
6.15%, 4/25/13	1,510	1,464
6.88%, 4/25/18	2,770	2,636
Power Receivable Finance LLC, (1)(2) 6.29%, 1/1/12	1,000	1,023

		61,552

Electric - 0.5%
Florida Power Corp., 6.40%, 6/15/38	5,200	5,281

Healthcare - Services - 0.3%
UnitedHealth Group, Inc., 6.88%, 2/15/38	3,695	3,497

Holding Companies - Diversified - 0.3%
Capmark Financial Group, Inc., 6.30%, 5/10/17	5,310	3,432

Media - 1.5%
Comcast Corp., 5.70%, 5/15/18	6,225	5,906
News America, Inc., 6.65%, 11/15/37	5,530	5,399
Time Warner Cable, Inc., 5.85%, 5/1/17	4,010	3,809
6.75%, 7/1/18	1,520	1,530

		16,644

Oil & Gas - 1.4%
Premcor Refining Group (The), Inc., 6.75%, 5/1/14	7,385	7,498
XTO Energy, Inc., 4.63%, 6/15/13	8,590	8,304

		15,802

Oil & Gas Services - 0.5%
Cameron International Corp., 6.38%, 7/15/18	5,145	5,177

Pharmaceuticals - 0.9%
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13	4,990	4,983
6.38%, 5/15/38	5,210	5,172

		10,155

Pipelines - 0.2%
Williams Cos, Inc., 7.63%, 7/15/19	2,425	2,546

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc., 5.88%, 3/15/16	1,695	1,335

Retail - 0.4%
Wal-Mart Stores, Inc., 6.20%, 4/15/38	4,050	3,979

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 14.3% continued
Telecommunications - 1.2%
AT&T, Inc., 6.40%, 5/15/38	$3,950	$3,781
Verizon Communications, Inc., 6.10%, 4/15/18	5,880	5,838
Verizon New England, Inc., 6.50%, 9/15/11	1,600	1,644
Verizon New Jersey, Inc., 5.88%, 1/17/12	2,335	2,368

		13,631

Total Corporate Bonds

(Cost $166,829)		160,276
FOREIGN ISSUER BONDS - 3.4%
Beverages - 0.2%
Diageo Capital PLC, 5.20%, 1/30/13	2,325	2,328

Insurance - 1.0%
Allied World Assurance Holdings Ltd. of Bermuda, 7.50%, 8/1/16	2,620	2,452
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 12/31/49	5,600	4,088
XL Capital Ltd., 6.50%, 12/31/49	7,200	4,860

		11,400

Iron/Steel - 0.6%
ArcelorMittal, (1)(2) 5.38%, 6/1/13	6,955	6,848

Media - 0.3%
Thomson Reuters Corp., 5.95%, 7/15/13	3,025	3,037

Mining - 0.7%
Rio Tinto Finance USA Ltd., 5.88%, 7/15/13	7,725	7,766

Oil & Gas - 0.6%
Petro-Canada, 6.80%, 5/15/38	6,835	6,695

Total Foreign Issuer Bonds

(Cost $42,045)		38,074
U.S. GOVERNMENT AGENCIES - 58.5%(3)
Fannie Mae - 45.0%
2.38%, 5/20/10	$17,500	$17,249
3.25%, 4/9/13	22,330	21,487
5.38%, 6/12/17	8,221	8,594
6.00%, 10/1/36	5,966	6,027
Pool # 955782, 6.50%, 10/1/37	2,598	2,678
Pool #255452, 5.50%, 10/1/19	5,789	5,870
Pool #535714, 7.50%, 1/1/31	180	194
Pool #545003, 8.00%, 5/1/31	10	11
Pool #545437, 7.00%, 2/1/32	377	399
Pool #545556, 7.00%, 4/1/32	253	267
Pool #545757, 7.00%, 6/1/32	1,819	1,923
Pool #555189, 7.00%, 12/1/32	1,360	1,438
Pool #581806, 7.00%, 7/1/31	599	633
Pool #725424, 5.50%, 4/1/34	19,920	19,751
Pool #725787, 5.00%, 9/1/19	14,329	14,275
Pool #739433, 5.00%, 10/1/18	350	350
Pool #796371, 5.00%, 10/1/19	225	224
Pool #796457, 6.00%, 9/1/34	10,152	10,282
Pool #797773, 5.00%, 3/1/20	1,569	1,559
Pool #829125, 5.50%, 10/1/35	14,153	13,993
Pool #831810, 6.00%, 9/1/36	17,306	17,484
Pool #845182, 5.50%, 11/1/35	14,555	14,391
Pool #869217, 5.45%, 2/1/36	11,579	11,780
Pool #869801, 5.50%, 4/1/21	1,379	1,391

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 58.5%(3) continued
Fannie Mae - 45.0% continued
Pool #889266 4.50%, 3/1/23	$5,463	$5,284
Pool #893082, 5.83%, 9/1/36	8,003	$8,190
Pool #919638, 5.50%, 9/1/37	13,260	13,087
Pool #944500, 5.50%, 7/1/37	10,228	10,095
Pool #968158, 6.50%, 1/1/38	6,951	7,165
Pool #968160, 6.50%, 1/1/38	9,076	9,355
Pool #983630 4.50%, 5/1/23	11,224	10,857
Pool #984478 5.00%, 6/1/38	22,816	21,889
Pool TBA, (4)
6.00%, 7/14/33	64,329	64,892
5.00%, 12/31/49	23,000	22,741
5.00%, 12/31/49	98,970	94,857
5.50%, 12/31/49	63,314	62,404

		503,066

Federal Home Loan Bank - 2.8%
3.75%, 1/8/10	5,721	5,785
2.63%, 5/20/11	14,400	14,034
3.63%, 5/29/13	12,000	11,727

		31,546

Freddie Mac - 5.2%
4.63%, 10/25/12	6,069	6,219
4.75%, 1/19/16	7,833	7,928
4.88%, 6/13/18	11,313	11,426
Pool #1B3575, 6.05%, 9/1/37	7,732	7,860
Pool #1G2296, 6.18%, 11/1/37	10,865	11,105
Pool #1J0365, 5.93%, 4/1/37	7,943	8,057
Pool #1J2840, 5.99%, 9/1/37	5,378	5,473

		58,068

Freddie Mac Gold - 5.0%
Pool #A65182, 6.50%, 9/1/37	15,925	16,433
Pool #C00910, 7.50%, 1/1/30	597	646
Pool #C02790, 6.50%, 4/1/37	9,078	9,367
Pool #C02838, 5.50%, 5/1/37	13,693	13,503
Pool #G02869, 5.00%, 11/1/35	16,441	15,809

		55,758

Government National Mortgage Association - 0.5%
Pool #595091, 6.00%, 10/15/32	1,716	1,750
Pool #627123, 5.50%, 3/15/34	3,565	3,559

		5,309

Total U.S. Government Agencies

(Cost $655,201)		653,747
U.S. GOVERNMENT OBLIGATIONS - 20.4%
U.S. Treasury Bond - 2.1%
5.00%, 5/15/37	21,436	23,037

U.S. Treasury Notes - 18.3%
2.63%, 5/31/10	36,856	36,879
2.88%, 6/30/10	66,355	66,682
2.75%, 2/28/13	6,642	6,484
3.50%, 6/30/13	38,538	38,607
4.00%, 2/15/15	8,412	8,647
5.13%, 5/15/16	19,185	20,918
3.88%, 5/15/18	26,554	26,332

		204,549

Total U.S. Government Obligations

(Cost $225,993)		227,586

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (5) *	500	—

Total Warrants

(Cost $5)		—

FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 27.7%
FHLB Discount Note, 1.83%, 7/1/08	$136,812	$136,812
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	167,655	167,655
U.S. Treasury Bill, 1.86%, 11/20/08	5,400	5,357

Total Short-Term Investments

(Cost $309,827)		309,824

Total Investments - 124.3%

(Cost $1,399,900)		1,389,507
Liabilities less Other Assets - (24.3)%		(271,420)

NET ASSETS - 100.0%		$1,118,087

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2008, the value of these restricted illiquid securities amounted to approximately $20,493,000 or 1.8% of net assets. Additional information on each restricted, illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ArcelorMittal, 5.38%, 6/1/13	6/11/08	$6,875
ANZ Capital Trust, 4.48%, 1/29/49	9/21/06	4,368
Catlin Insurance Co. Ltd., 7.25%, 12/31/49	1/11/07-6/27/07	5,516
Erac USA Finance Co., 7.00%, 10/15/37	10/10/07	4,977
Power Receivable Finance LLC., 6.29%, 1/1/12	9/30/03	1,000

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(4)	When-Issued Security
(5)	Security has been deemed worthless by the NTGI Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000S)
2 Year U.S. Treasury Note	224	$47,310	Long	9/08	$256
5 Year U.S. Treasury Note	224	24,764	Long	9/08	211

Total					$467

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,399,900

Gross tax appreciation of investments	$5,167
Gross tax depreciation of investments	(15,560)

Net tax depreciation of investments	$(10,393)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

NORTHERN FUNDS QUARTERLY REPORT    4    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$467
Level 2	1,389,507	—
Level 3	—	—

Total	$1,389,507	$467

*	Other financial instruments include futures and forwards, if applicable.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank

FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
DEBT OBLIGATIONS - 96.7%
British Pound Sterling - 9.2%
Treasury of Great Britain,
4.00%, 3/7/09	336	$665
4.75%, 6/7/10	200	395
4.25%, 3/7/11	180	350
5.25%, 6/7/12	345	689
8.00%, 9/27/13	295	661
5.00%, 9/7/14	150	297
4.00%, 9/7/16	225	416
5.00%, 3/7/18	300	592
5.00%, 3/7/25	419	825
4.75%, 12/7/30	150	290
4.25%, 3/7/36	450	830

		6,010

Canadian Dollar - 2.8%
Government of Canada,
4.25%, 12/1/09	280	279
5.00%, 6/1/14	1,230	1,303
8.00%, 6/1/23	190	269

		1,851

Danish Krone - 2.2%
Government of Denmark, 4.00%, 8/15/08	6,920	1,460

Euro - 40.2%
Bundesobligation,
3.50%, 4/8/11	670	1,026
3.50%, 4/12/13	1,000	1,500
Bundesschatzanweisungen, 3.00%, 3/12/10	125	192
Buoni Poliennali Del Tesoro,
4.50%, 5/1/09	280	440
5.25%, 11/1/29	90	140
Deutschland Bundesrepublik,
4.25%, 1/4/14	850	1,315
3.75%, 1/4/15	220	330
3.50%, 1/4/16	245	359
4.00%, 7/4/16	420	635
4.25%, 7/4/17	750	1,152
4.00%, 1/4/18	600	903
6.25%, 1/4/24	285	514
6.50%, 7/4/27	1,140	2,141
5.63%, 1/4/28	200	342
5.50%, 1/4/31	95	161
4.00%, 1/4/37	1,045	1,430
Government of Austria,
4.00%, 7/15/09	130	203
5.25%, 1/4/11	315	502
5.00%, 7/15/12(2)	1,180	1,873
Government of Belgium,
5.00%, 9/28/11	400	632
5.00%, 9/28/12	360	570
4.25%, 9/28/14	502	766
Government of France O.A.T.,
4.75%, 10/25/12	500	785
3.25%, 4/25/16	250	356
4.25%, 4/25/19	225	337
Government of France Treasury Note BTAN,
2.50%, 7/12/10	614	927
3.00%, 1/12/11	393	594
Government of Ireland,
5.00%, 4/18/13	100	158
4.60%, 4/18/16	1,277	1,977
4.50%, 10/18/18	245	371
Government of Netherlands,
2.75%, 4/15/09	750	1,165
3.00%, 1/15/10	1,150	1,766
Government of Spain, 3.25%, 7/30/10	188	288
Portugal Obrigacoes do Tesouro OT, 5.15%, 6/15/11	300	476

		26,326

Japanese Yen - 17.7%
Government of Japan Two Year Bonds, 0.60%, 3/15/10	64,000	602
Government of Japan Five Year Bonds, 1.10%, 3/20/11	80,000	759
Government of Japan Ten Year Bonds,
1.80%, 9/21/09	180,000	1,720
1.40%, 9/20/11	102,000	976
1.50%, 3/20/12	75,000	720
0.80%, 3/20/13	160,000	1,484
1.90%, 6/20/14	500	5
1.30%, 3/20/15	20,000	188
1.50%, 3/20/15	57,000	543
1.50%, 9/20/15	41,300	394
1.50%, 12/20/17	150,000	1,406

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
DEBT OBLIGATIONS - 96.7% continued
Japanese Yen - 17.7% continued
Government of Japan Twenty Year Bonds,
1.90%, 3/22/21	180,000	$1,714
2.10%, 12/20/27	90,000	837
Government of Japan Thirty Year Bonds, 2.50%, 9/20/37	29,000	278

		11,626

Swedish Krona - 0.4%
Kingdom of Sweden, 9.00%, 4/20/09	1,600	275

United States Dollar - 24.2%
Freddie Mac, 5.13%, 7/15/12	750	784
U.S. Treasury Bonds,
8.75%, 5/15/17	300	404
8.50%, 2/15/20	250	344
7.13%, 2/15/23	561	718
6.63%, 2/15/27	500	627
6.38%, 8/15/27	240	294
6.13%, 8/15/29	150	181
5.38%, 2/15/31	140	155
4.50%, 2/15/36	265	263
U.S. Treasury Notes,
4.63%, 7/31/09	1,550	1,587
4.88%, 8/15/09	500	513
3.63%, 10/31/09	300	305
2.13%, 1/31/10	200	199
1.75%, 3/31/10	1,400	1,382
2.13%, 4/30/10	550	546
4.38%, 12/15/10	388	403
4.75%, 3/31/11	585	614
4.50%, 9/30/11	730	763
2.88%, 1/31/13	575	565
2.75%, 2/28/13	1,024	1,000
4.25%, 11/15/13	1,214	1,267
4.13%, 5/15/15	650	672
5.13%, 5/15/16	975	1,063
4.25%, 11/15/17	822	840
3.50%, 2/15/18	350	337

		15,826

Total Debt Obligations

(Cost $59,700)		63,374
SHORT - TERM INVESTMENT - 2.0%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$1,326	$1,326

Total Short-Term Investment

(Cost $1,326)		1,326

Total Investments - 98.7%

(Cost $61,026)		64,700
Other Assets less Liabilities -1.3%		854

NET ASSETS - 100.0%		$65,554

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.

Percentages shown are based on Net Assets.

At June 30, 2008, the credit quality distribution for the Global Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
U.S. Government	23.1%
Other Government	73.7
AAA	1.2
Reserves	2.0

Total	100.0%

*	Standard & Poor’s Rating Services

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

At June 30, 2008, Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN/(LOSS) (000S)
Euro	229	U.S. Dollar	360	7/2/08	$—

British Pound	1,304	U.S. Dollar	2,563	7/31/08	(30)

Canadian Dollar	579	U.S. Dollar	571	7/31/08	2

Danish Krone	4,985	U.S. Dollar	1,040	7/31/08	(11)

Euro	1,572	U.S. Dollar	2,447	7/31/08	(25)

U.S. Dollar	138	Australian Dollar	145	7/31/08	—

U.S. Dollar	651	British Pound	328	7/31/08	1

U.S. Dollar	359	Euro	229	7/31/08	—

U.S. Dollar	805	Euro	517	7/31/08	9

U.S. Dollar	8,400	Japanese Yen	902,820	7/31/08	129

U.S. Dollar	153	Swedish Krona	928	7/31/08	—

Total					$75

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$61,026

Gross tax appreciation of investments	$4,179
Gross tax depreciation of investments	(505)

Net tax appreciation of investments	$3,674

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	63,118	75
Level 3	1,582	—

Total	$64,700	$75

*	Other financial instruments include futures and forwards, if applicable.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Balance as of 3/31/08	$1,603	$—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(21)	—
Net Purchases (Sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 6/30/08	$1,582	$—

*	Other financial instruments include futures and forwards, if applicable.

FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 86.2%
Aerospace/Defense - 2.0%
BE Aerospace, Inc., 8.50%, 7/1/18	$9,575	$9,611
DRS Technologies, Inc., 6.63%, 2/1/16	14,635	14,854
L-3 Communications Corp., 6.38%, 10/15/15	12,465	11,655

		36,120

Agriculture/Tobacco - 0.7%
Alliance One International, Inc., 8.50%, 5/15/12	13,485	12,676

Apparel - 0.5%
Levi Strauss & Co., 9.75%, 1/15/15	8,400	8,442

Auto Parts & Equipment - 2.6%
ArvinMeritor, Inc., 8.75%, 3/1/12	10,250	9,020
Goodyear Tires, 9.00%, 7/1/15	12,960	12,928
Lear Corp., 8.50%, 12/1/13	18,225	15,058
TRW Automotive, Inc., (1)(2) 7.25%, 3/15/17	9,800	8,232

		45,238

Beverages - 0.7%
Constellation Brands, Inc., 7.25%, 9/1/16	13,825	12,995

Building Materials - 0.4%
Gibraltar Industries, Inc., 8.00%, 12/1/15	9,405	7,853

Chemicals - 1.4%
Airgas, Inc., (1)(2) 7.13%, 10/1/18	9,425	9,496
Momentive, 9.75%, 12/1/14	5,250	4,489
NewMarket Corp., 7.13%, 12/15/16	10,987	10,904

		24,889

Commercial Services - 3.3%
ARAMARK Services Inc., 6.37%, 2/1/15	9,675	9,046
Avis Budget Car Rental LLC/Avis Budget Finance , Inc., 7.63%, 5/15/14	4,725	3,780
Corrections Corp. of America, 6.25%, 3/15/13	3,940	3,792
Hertz Corp., 8.88%, 1/1/14	10,615	9,713
Iron Mountain, Inc., 8.75%, 7/15/18	9,375	9,656
NCO Group, Inc., 11.88%, 11/15/14	10,100	8,282
Service Corp. International,
7.00%, 6/15/17	5,575	5,324
7.50%, 4/1/27	9,375	7,969

		57,562

Computers - 0.4%
Sungard Data Systems, Inc., 9.13%, 8/15/13	7,636	7,712

Distribution/Wholesale - 0.6%
ACE Hardware Corp., (1)(2) 9.13%, 6/1/16	11,775	11,010

Diversified Financial Services - 10.8%
CDX North America High Yield, (1)(2) 8.88%, 6/29/13	14,500	13,394
Countrywide Financial Corp.,
4.50%, 6/15/10	9,375	8,725
5.80%, 6/7/12	15,450	14,613
Ford Motor Credit Co.,
5.80%, 1/12/09	62,525	59,702
12.00%, 5/15/15	18,825	16,560
GMAC LLC, 5.85%, 1/14/09	54,850	52,085
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	9,375	8,922
Residential Capital Corp.,(1) 9.63%, 5/15/15	32,700	15,860

		189,861

Electric - 10.0%
AES Corp., 8.00%, 10/15/17	23,400	22,932
Aquila, Inc., 14.63%, 7/1/12	11,675	13,572
Dynegy Holdings, Inc., 7.50%, 6/1/15	$13,000	$11,992

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 86.2% continued
Electric - 10.0% continued
Edison Mission Energy,
7.50%, 6/15/13	$9,525	$9,454
7.00%, 5/15/17	12,865	12,029
Energy Future Holdings Corp., (1) 10.88%, 11/1/17	46,300	46,763
NRG Energy, Inc.,
7.38%, 2/1/16	12,200	11,483
7.38%, 1/15/17	8,200	7,749
PSEG Energy Holdings, 8.50%, 6/15/11	8,450	8,863
Reliant Energy, Inc., 7.63%, 6/15/14	14,025	13,674
Sierra Pacific Resources, 8.63%, 3/15/14	17,255	18,089

		176,600

Electrical Components & Equipment - 0.4%
Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	6,927	7,066

Engineering & Construction - 0.4%
Ahern Rentals, Inc., 9.25%, 8/15/13	10,350	7,555

Entertainment - 1.1%
Scientific Games Corp., (1)(2) 7.88%, 6/15/16	9,250	9,204
WMG Acquisition Corp., 7.38%, 4/15/14	12,160	10,108

		19,312

Environmental Control - 1.0%
Allied Waste North America, Inc., 6.88%, 6/1/17	18,750	18,328

Food - 1.3%
Del Monte Corp., 8.63%, 12/15/12	10,080	10,231
Smithfield Foods, Inc., 7.00%, 8/1/11	14,700	13,414

		23,645

Forest Products & Paper - 2.1%
Georgia-Pacific Corp., 8.13%, 5/15/11	16,665	16,457
International Paper Co., 7.95%, 6/15/18	$14,100	14,022
P.H. Glatfelter, 7.13%, 5/1/16	6,525	6,394

		36,873

Gaming - 4.2%
Buffalo Thunder Development Authority, (1)(2) 9.38%, 12/15/14	7,295	4,888
Chukchansi Economic Development Authority, (1)(2) 8.00%, 11/15/13	10,980	9,443
Harrah’s Operating Co., Inc., (1) 10.75%, 2/1/16	19,375	16,081
Mashantucket Western Pequot Tribe, (1)(2) 8.50%, 11/15/15	14,725	12,995
MGM Mirage, 7.50%, 6/1/16	28,725	23,626
River Rock Entertainment Authority, 9.75%, 11/1/11	6,286	6,286

		73,319

Healthcare - Products - 0.6%
Accellent, Inc., 10.50%, 12/1/13	11,075	10,134

Healthcare - Services - 8.7%
AMR HoldCo Inc./Emcare HoldCo, Inc., 10.00%, 2/15/15	12,175	12,906
Community Health Systems, Inc., 8.88%, 7/15/15	11,750	11,823
HCA, Inc.,
9.13%, 11/15/14	41,250	42,178
9.25%, 11/15/16	18,725	19,287
Healthsouth Corp.,
9.13%, 6/15/14	8,475	8,602
10.75%, 6/15/16	6,500	6,988
Iasis Healthcare, 8.75%, 6/15/14	14,025	14,165
LVB Acquisition Merger Sub, Inc., (1) 10.00%, 10/15/17	16,800	17,934
Tenet Healthcare Corp., 6.88%, 11/15/31	28,300	20,376

		154,259

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 86.2% continued
Insurance - 0.5%
Crum & Forster Holdings Corp., 7.75%, 5/1/17	$9,350	$8,672

Internet - 0.5%
Expedia, Inc., (1) 8.50%, 7/1/16	9,375	9,164

Iron/Steel - 0.5%
Steel Dynamics, Inc., (1) 7.38%, 11/1/12	8,000	8,000

Machinery - Diversified - 0.4%
Case Corp., 7.25%, 1/15/16	6,930	6,757

Media - 5.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 8.75%, 11/15/13	1,600	1,472
Charter Communications Operating LLC / Charter Communications Operating Capital, (1)(2) 10.88%, 9/15/14	22,025	22,631
CSC Holdings, Inc., 8.13%, 7/15/09	8,210	8,271
DirecTV Holdings LLC/DirecTV Financing Co., (1) 7.63%, 5/15/16	10,650	10,490
Donnelley (R.H.) Corp., 8.88%, 1/15/16	19,725	11,835
Echostar DBS Corp., 7.00%, 10/1/13	10,775	10,263
Idearc, Inc., 8.00%, 11/15/16	12,485	7,850
Mediacom Broadband LLC, 8.50%, 10/15/15	11,725	10,479
TL Acquisitions, Inc., (1) 10.50%, 1/15/15	7,150	6,185
Young Broadcasting, Inc., 10.00%, 3/1/11	8,760	4,906

		94,382

Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	9,975	10,486

Miscellaneous Manufacturing - 0.4%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	9,440	7,552

Oil & Gas - 8.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 5/20/16	15,190	14,089
Chesapeake Energy Corp., 7.50%, 6/15/14	6,055	6,010
6.88%, 1/15/16	15,225	14,692
Denbury Resources, Inc., 7.50%, 12/15/15	11,650	11,592
Encore Acquisition Co., 7.25%, 12/1/17	11,935	11,637
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	14,000	13,790
Pioneer National Resources Co., 5.88%, 7/15/16	13,225	11,961
Plains Exploration & Production Co., 7.00%, 3/15/17	11,300	10,848
Quicksilver Resources, Inc., 8.25%, 8/1/15	7,650	7,573
7.13%, 4/1/16	14,395	13,405
Southwestern Energy, (1) 7.50%, 2/1/18	7,150	7,357
Swift Energy Co., 7.13%, 6/1/17	12,975	11,969
Whiting Petroleum Corp., 7.00%, 2/1/14	10,255	10,063

		144,986

Oil & Gas Services - 0.6%
Dresser-Rand Group, Inc., 7.38%, 11/1/14	10,337	10,208

Packaging & Containers - 1.8%
Ball Corp., 6.63%, 3/15/18	10,525	10,262
Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	9,400	9,376
Packaging Dynamics Finance Corp., (1)(2) 10.00%, 5/1/16	6,000	3,990
Solo Cup Co., 8.50%, 2/15/14	8,400	7,350

		30,978

FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 86.2% continued
Pipelines - 1.2%
El Paso Corp.,
7.25%, 6/1/18	$16,950	$16,696
7.75%, 1/15/32	4,725	4,733

		21,429

Railroads - 0.4%
Kansas City Southern Railway, 8.00%, 6/1/15	6,600	6,666

Real Estate Investment Trusts - 2.0%
American Real Estate Partners LP/American Real Estate Partners Corp., 7.13%, 2/15/13	14,051	12,751
Host Hotels & Resorts LP, 6.75%, 6/1/16	14,825	13,157
Omega Healthcare Investors, Inc., 7.00%, 4/1/14	10,245	9,759

		35,667

Retail - 1.0%
Neiman-Marcus, 9.00%, 10/15/15	8,400	8,295
Rite Aid Corp., 9.38%, 12/15/15	13,125	8,794

		17,089

Semiconductors - 0.3%
Freescale Semiconductor, Inc., 8.88%, 12/15/14	6,225	5,058

Software - 0.8%
First Data Corp., (1) 9.88%, 9/24/15	9,350	8,134
Open Solutions, Inc., (1)(2) 9.75%, 2/1/15	6,860	5,591

		13,725

Supermarkets - 0.9%
SUPERVALU, Inc., 7.50%, 11/15/14	15,180	15,199

Telecommunications - 7.6%
Centennial Cellular Operating Co., 10.13%, 6/15/13	12,150	12,514
Cincinnati Bell, Inc., 8.38%, 1/15/14	9,150	8,853
Citizens Communications Co., 9.00%, 8/15/31	15,695	14,125
Lucent Technologies, Inc., 6.45%, 3/15/29	9,375	7,172
MasTec, Inc., 7.63%, 2/1/17	11,850	10,073
Paetec Holdings Corp., 9.50%, 7/15/15	11,725	10,816
Qwest Capital Funding, Inc., 7.90%, 8/15/10	22,542	22,486
Sprint Capital Corp., 8.38%, 3/15/12	18,850	18,661
6.88%, 11/15/28	17,900	14,902
Windstream Corp., 8.63%, 8/1/16	14,050	14,015

		133,617

Total Corporate Bonds

(Cost $1,617,066)		1,521,084
FOREIGN ISSUER BONDS - 8.4%
Electric - 0.6%
Intergen N.V., (1)(2) 9.00%, 6/30/17	10,865	11,245

Electronics - 0.5%
NXP BV/NXP Funding LLC, 7.88%, 10/15/14	10,275	9,453

Forest Products & Paper - 0.6%
Abitibi-Consolidated Co of Canada, (1) 13.75%, 4/1/11	10,075	10,805

Gaming - 0.6%
Galaxy Entertainment Finance Co. Ltd., (1)(2) 9.88%, 12/15/12	11,216	10,894

Insurance - 0.4%
Catlin Insurance Co. Ltd., (1)(2) 7.25%, 12/31/49	10,000	7,299

Media - 1.0%
Kabel Deutschland GmbH, 10.63%, 7/1/14	16,405	16,774

Oil & Gas - 1.5%
Compton Petroleum Finance Corp., 7.63%, 12/1/13	11,425	11,225
Opti Canada, Inc., 8.25%, 12/15/14	14,385	14,313

		25,538

NORTHERN FUNDS QUARTERLY REPORT    4    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.4% continued
Packaging & Containers - 0.7%
Vitro SAB de C.V., 9.13%, 2/1/17	$15,350	$12,357

Pipelines - 0.6%
Kinder Morgan Finance, 5.70%, 1/5/16	11,900	10,591

Railroads - 0.4%
Kansas City Southern de Mexico S.A.de C.V., 7.63%, 12/1/13	$6,650	$6,451

Semiconductors - 0.5%
Avago Technologies Finance Pte/Avago Technologies U.S./Avago Technologies Wireless, 10.13%, 12/1/13	8,900	9,434

Telecommunications - 1.0%
Digicel Group Ltd., (1)(2) 8.88%, 1/15/15	7,000	6,606
Nortel Networks, 10.75%, 7/15/16	10,725	10,618

		17,224

Total Foreign Issuer Bonds

(Cost $155,981)		148,065

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
IPCS, Inc., Exp. 7/15/10, Strike $5.50 (3)*	1,500	—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (3)*	2,500	—
Leap Wireless International, Exp. 4/15/10, Strike $96.80 (3)*	2,000	—

Total Warrants		—

(Cost $10)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENT - 3.2%
HSBC Bank PLC, London, Eurodollar Time Deposit, 3.50%, 7/1/08	$56,789	56,789

Total Short-Term Investment

(Cost $56,789)		56,789

Total Investments - 97.8%

(Cost $1,829,846)		1,725,938
Other Assets less Liabilities - 2.2%		39,064

NET ASSETS - 100.0%		$1,765,002

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2008, the value of these restricted, illiquid securities amounted to approximately $146,918,000 or 8.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Ace Hardware, Corp., 9.13%, 6/1/16	5/15/08	$11,610
Airgas, Inc., 7.13%, 10/1/18	6/10/08	9,461
Buffalo Thunder Development Authority, 9.38%, 12/15/14	12/15/06-2/26/08	7,102
Catlin Insurance Co., Ltd., 7.25%, 12/31/49	6/11/07	9,686
CDX North America High Yield, 8.88%, 6/29/13	6/3/08-6/16/08	23,310
Charter Communications Operating LLC / Charter Communications Operating Capital, 10.88%, 9/15/14	5/7/08-6/20/08	23,683
Chukchansi Economic Development Authority, 8.00%, 11/15/13	12/7/05-1/28/08	11,023
Digicel Group Ltd., 8.88%, 1/15/15	10/9/07	6,584
Galaxy Entertainment Finance Co. Ltd., 9.88%, 12/15/12	12/14/05-6/26/08	11,396
Intergen N.V., 9.00%, 6/30/17	7/31/07	10,777
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15	11/20/07-11/21/07	14,735

FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Open Solutions, Inc., 9.75%, 2/1/15	1/23/07-12/19/07	10,269
Packaging Dynamics Finance Corp., 10.00%, 5/1/16	4/28/06-4/17/07	6,105
Scientific Games Corp., 7.88%, 6/15/16	6/11/08	9,267
TRW Automotive, Inc., 7.25%, 3/15/17	4/22/08	9,188

(3)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,829,846

Gross tax appreciation of investments	$6,605
Gross tax depreciation of investments	(110,513)

Net tax depreciation of investments	$(103,908)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	1,725,938	—
Level 3	—	—

Total	$1,725,938	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    6    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.4%(1)
Fannie Mae - 13.4%
3.25%, 2/10/10	$14,500	$14,550
5.08%, 5/14/10	1,500	1,528
2.38%, 5/20/10	1,085	1,069
6.13%, 3/15/12	5,000	5,375
Pool #555649, 7.50%, 10/1/32	172	186
Pool #869217, 5.45%, 2/1/36	2,902	2,952
Pool #893082, 5.83%, 9/1/36	1,787	1,829
Pool #968158, 6.50%, 1/1/38	3,259	3,359
Pool TBA,(2)
6.50%, 7/15/32	4,000	4,118
6.00%, 7/1/37	27,550	27,791

		62,757

Federal Farm Credit Bank - 1.6%
2.63%, 4/21/11	3,141	3,066
3.88%, 8/25/11	4,400	4,425

		7,491

Federal Home Loan Bank - 7.8%
5.00%, 12/11/09	12,750	13,113
2.63%, 5/20/11	7,100	6,920
3.38%, 6/24/11	4,815	4,785
4.63%, 10/10/12	10,000	10,242
3.63%, 5/29/13	1,600	1,564

		36,624

Freddie Mac - 9.6%
4.75%, 11/3/09	11,700	11,975
5.30%, 1/9/12	6,700	6,765
5.60%, 9/26/13	775	779
5.39%, 5/1/37	9,878	9,957
Pool #1B3617 5.94%, 10/1/37	5,184	5,274
Pool #1J0365, 5.93%, 4/1/37	2,241	2,274
Pool #1J2840, 5.99%, 9/1/37	5,071	5,161
Pool #410092, 6.23%, 11/1/24	19	19
Series 2944, Class WD, 5.50%, 11/15/28	2,365	2,411

		44,615

Total U.S. Government Agencies

(Cost $151,504)		151,487
U.S. GOVERNMENT OBLIGATIONS - 62.9%
U.S. Treasury Notes - 62.9%
2.63%, 5/31/10	42,480	42,506
2.88%, 6/30/10	87,719	88,151
4.25%, 1/15/11	26,500	27,498
4.88%, 5/31/11	18,500	19,523
4.63%, 12/31/11	28,120	29,544
2.75%, 2/28/13	14,003	13,670
3.38%, 6/30/13	73,400	73,532

		294,424

Total U.S. Government Obligations

(Cost $295,368)		294,424
SHORT - TERM INVESTMENTS - 6.1%
FHLB Discount Note, 1.83%, 7/1/08	26,786	26,786
U.S. Treasury Bill, 1.86%, 11/20/08	1,500	1,489

Total Short-Term Investments

(Cost $28,275)		28,275

Total Investments - 101.4%

(Cost $475,147)		474,186
Liabilities less Other Assets - (1.4)%		(6,403)

NET ASSETS - 100.0%		$467,783

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

At June 30, 2008, the Short Intermediate U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (000S)
2 Year U.S. Treasury Note	69	$14,573	Long	9/08	$78
5 Year U.S. Treasury Note	62	6,854	Long	9/08	59

Total					$137

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$475,147

Gross tax appreciation of investments	$1,392
Gross tax depreciation of investments	(2,353)

Net tax depreciation of investments	$(961)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short Intermediate U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$137
Level 2	474,186	—
Level 3	—	—

Total	$474,186	$137

*	Other financial instruments include futures and forwards, if applicable.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 32.8%(1)
Fannie Mae - 12.8%
6.13%, 3/15/12	$3,000	$3,225
5.00%, 5/11/17	2,700	2,748
Pool #555649, 7.50%, 10/1/32	282	304
Pool #869217, 5.45%, 2/1/36	3,121	3,175
Pool #893082, 5.83%, 9/1/36	1,147	1,174
Pool #968158, 6.50%, 1/1/38	1,423	1,466
Pool TBA,(2) 6.00%, 7/1/37	3,625	3,657

		15,749

Federal Farm Credit Bank - 1.8%
2.63%, 4/21/11	1,022	998
3.88%, 8/25/11	1,265	1,272

		2,270

Federal Home Loan Bank - 3.5%
5.00%, 12/11/09	3,000	3,085
3.38%, 6/24/11	1,225	1,218

		4,303

Freddie Mac - 14.7%
5.25%, 9/3/10	2,300	2,308
5.60%, 9/26/13	800	805
5.00%, 7/15/14	2,000	2,070
5.25%, 4/18/16	1,750	1,821
Pool #1B3617 5.94%, 10/1/37	2,770	2,819
Pool #1J0365, 5.93%, 4/1/37	2,179	2,211
Pool #1J2840, 5.99%, 9/1/37	2,735	2,783
Pool #410092, 6.23%, 11/1/24	78	79
Series 2944, Class WD, 5.50%, 11/15/28	3,125	3,185

		18,081

Government National Mortgage Association - 0.0%
Pool #268360, 10.00%, 4/15/19	23	26
Pool #270288, 10.00%, 6/15/19	24	27

		53

Total U.S. Government Agencies

(Cost $40,542)		40,456
U.S. GOVERNMENT OBLIGATIONS - 63.9%
U.S. Treasury Bond - 2.3%
8.75%, 5/15/20	2,000	2,811

U.S. Treasury Notes - 61.6%
2.63%, 5/31/10	8,224	8,229
2.88%, 6/30/10	5,494	5,521
4.25%, 1/15/11	10,500	10,895
4.50%, 2/28/11	6,300	6,568
4.88%, 5/31/11	1,250	1,319
2.75%, 2/28/13	3,142	3,067
3.38%, 6/30/13	15,467	15,495
4.25%, 8/15/13	6,250	6,521
4.00%, 2/15/15	1,776	1,826
5.13%, 5/15/16	12,980	14,152
3.88%, 5/15/18	2,484	2,463

		76,056

Total U.S. Government Obligations

(Cost $79,831)		78,867
SHORT-TERM INVESTMENTS - 3.0%
FHLB Discount Note, 1.83%, 7/1/08	2,990	2,990
U. S. Treasury Bill, 1.86%, 11/20/08	700	695

Total Short-Term Investments

(Cost $3,685)		3,685

Total Investments - 99.7%

(Cost $124,058)		123,008
Other Assets less Liabilities - 0.3%		346

NET ASSETS - 100.0%		$123,354

FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security

Percentages shown are based on Net Assets.

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$124,058

Gross tax appreciation of investments	$302
Gross tax depreciation of investments	(1,352)

Net tax depreciation of investments	$(1,050)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	123,008	—
Level 3	—	—

Total	$123,008	$—

*	Other financial instruments include futures and forwards, if applicable.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, for floating rate securities, the current reset rate or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FHLB - Federal Home Loan Bank

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3%
Arizona - 91.6%
Arizona Health Facilities Authority Revenue Bonds, Series A, Banner Health,
5.00%, 1/1/18	$550	$571
5.25%, 1/1/22	500	515
5.00%, 1/1/35	500	486
Arizona School Facilities Board Revenue Refunding Bonds, State School Trust (AMBAC Insured),
5.00%, 7/1/18	1,500	1,560
Arizona State Transportation Board Highway Revenue Bonds, Prerefunded,
5.75%, 7/1/09	2,040	2,121
Arizona State University Board of Regents Revenue Bonds, Series 2008A,
5.00%, 6/1/33	1,000	1,012
Arizona State University COP, Research Infrastructure Project (AMBAC Insured),
5.00%, 9/1/30	2,000	2,004
Arizona State University Revenue Bonds (FGIC Insured), Prerefunded,
5.50%, 7/1/12	2,160	2,338
Bullhead City Municipal Property Corp. Excise TRB (MBIA Insured),
5.00%, 7/1/23	1,000	1,005
Chandler Water & Sewerage Revenue Bonds (MBIA Insured),
7.25%, 7/1/09	240	253
Glendale G.O. Unlimited Bonds,
2.00%, 7/1/18	2,600	2,113
5.00%, 7/1/21	1,250	1,321
Glendale Municipal Property Corp. Excise TRB, Series A (FSA Insured),
4.00%, 7/1/19	1,030	1,004
Glendale Water & Sewer Revenue Bonds, Sub Lien (FSA Insured),
5.00%, 7/1/25	2,000	2,069
Goodyear G.O. Unlimited Bonds (MBIA Insured),
5.00%, 7/1/16	1,300	1,378
Greater Arizona Development Authority Infrastructure Revenue Bonds, Series A,
4.00%, 8/1/16	1,750	1,713
4.13%, 8/1/19	630	602
Maricopa County School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series C, School Improvement Project 2005,
5.00%, 7/1/21	1,000	1,047
Maricopa County School District No. 8 Osborn G.O. Unlimited Refunding Bonds, Bank Qualified (FGIC Insured),
4.70%, 7/1/14	1,000	1,053
Maricopa County Unified High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (FSA Insured),
5.25%, 7/1/18	225	248
Maricopa County Unified School District No. 80 Chandler Capital Appreciation G.O. Unlimited Refunding Bonds (FGIC Insured),
0.00%, 7/1/09	1,000	974
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (FSA Insured),
5.25%, 7/1/15	1,600	1,731
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	500
Mesa G.O. Unlimited Refunding Bonds (FGIC Insured),
5.00%, 7/1/18	150	157
Mesa Street and Highway Revenue Refunding Bonds (FSA Insured),
5.00%, 7/1/23	1,000	1,062
Mesa Utilities System Revenue Bonds (FGIC Insured), Prerefunded,
5.00%, 7/1/09	30	31
Northern Arizona University COP, Northern Arizona University Research Projects (AMBAC Insured),
5.00%, 9/1/26	400	401
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series A,
5.00%, 7/1/38	1,000	985
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Senior Lien, Series B (AMT),
5.25%, 7/1/16	1,000	1,023

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3% continued
Arizona - 91.6% continued
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Series B Sub Lien (MBIA Insured),
5.00%, 7/1/22	$1,000	$1,037
Phoenix Civic Improvement Corp. Excise TRB, Series A, Senior Lien, Municipal Courthouse Project, Prerefunded,
5.75%, 7/1/09	1,325	1,386
Phoenix Civic Improvement Corp. Excise TRB, Series A, Solid Waste Improvements (MBIA Insured),
5.00%, 7/1/24	1,000	1,029
Phoenix Civic Improvement Corp. Excise TRB, Subseries A (MBIA Insured),
4.75%, 7/1/24	1,250	1,262
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/20	1,000	1,035
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (MBIA Insured),
5.00%, 7/1/28	2,300	2,326
5.00%, 7/1/29	400	404
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (FGIC Insured),
5.50%, 7/1/17	3,500	3,685
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (MBIA Insured),
5.00%, 7/1/29	1,000	1,012
Phoenix G.O. Limited Refunding Bonds, Series A,
4.50%, 7/1/15	1,500	1,513
Phoenix G.O. Limited Refunding Bonds, Series B,
4.50%, 7/1/20	1,100	1,104
Phoenix G.O. Unlimited Bonds,
4.50%, 7/1/22	1,000	1,002
Phoenix G.O. Unlimited Bonds, Series B, Various Purpose, Partially Prerefunded,
5.38%, 7/1/20	1,000	1,055
Pima County G.O. Unlimited Bonds (FSA Insured),
4.00%, 7/1/14	750	757
Pima County Sewer Revenue Bonds (Assured Guaranty Insured),
5.00%, 7/1/20	1,825	1,924
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited, Series A, School Improvement Project 2007 (Assured Guaranty Insured),
4.00%, 7/1/14	485	493
Pima County Unified School District No. 12 Sunnyside G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
5.75%, 7/1/09	2,000	2,080
Pima County Unified School District No. 6 Marana G.O. Unlimited Refunding Bonds (FGIC Insured),
5.40%, 7/1/14	1,300	1,353
Pinal County Elementary School District No. 4 Casa Grande Elementary G.O. Unlimited Bonds, Series C, School Improvement Project of 2005 (FSA Insured),
4.00%, 7/1/10	435	445
4.00%, 7/1/11	500	511
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (FSA Insured),
5.00%, 7/1/22	1,000	1,059
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue Bonds, Series A,
5.00%, 1/1/23	1,000	1,048
Salt Verde Financial Corp. Gas Revenue Bonds,
5.00%, 12/1/37	2,000	1,742
Scottsdale Municipal Property Corp. Excise TRB, Prerefunded,
5.00%, 7/1/16	1,000	1,085
Scottsdale Preservation Authority Excise TRB (FGIC Insured), Prerefunded,
6.00%, 7/1/08	370	374
Surprise Municipal Property Corp. Excise Tax Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/14	695	729
Tempe Excise TRB,
4.75%, 7/1/38	1,000	972
Tucson Water Revenue Bonds, Series 2005-B (FSA Insured),
5.00%, 7/1/25	1,590	1,642

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.3% continued
Arizona - 91.6% continued
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	$1,000	$1,004
5.00%, 7/1/28	1,945	1,897
Yuma Municipal Property Corp. Revenue Bonds, Series D (XLCA Insured),
5.00%, 7/1/23	1,000	1,001
Yuma Municipal Property Corp. Utilities System Revenue Bonds, Senior Lien (XLCA Insured),
5.00%, 7/1/23	2,500	2,464

		71,707

Puerto Rico - 6.7%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,549
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	535	548
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity,
5.50%, 10/1/20	2,500	2,608
5.50%, 10/1/40	500	518

		5,223

Total Municipal Bonds

(Cost $76,893)		76,930

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 0.7%
AIM Tax-Free Cash Reserve Portfolio	550,486	550

Total Investment Company

(Cost $550)		550

Total Investments - 99.0%

(Cost $77,443)		77,480
Other Assets less Liabilities - 1.0%		812

NET ASSETS - 100.0%		$78,292

Percentages shown are based on Net Assets.

At June 30, 2008, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	6.2%
General Obligation	17.2
Higher Education	7.4
School District	14.8
Transportation	8.1
Utilities	12.2
Water	8.2
All other sectors less than 5%	25.9

Total	100.0%

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,443

Gross tax appreciation of investments	$1,331
Gross tax depreciation of investments	(1,294)

Net tax appreciation of investments	$37

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$551	$—

Level 2	76,929	—

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 3	—	—

Total	$77,480	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

MBIA - Municipal Bond Insurance Association

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5%
California - 73.2%
Antelope Valley Community College District G.O. Bonds, Series B, Election 2004 (MBIA Insured),
5.25%, 8/1/39	$1,000	$1,011
Antelope Valley Community College District G.O. Unlimited Refunding Bonds (MBIA Insured),
5.00%, 8/1/22	1,800	1,849
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	3,500	3,578
5.00%, 8/1/17	2,430	2,507
California Educational Facilities Authority Revenue Bonds, Loyola Marymount University (MBIA Insured),
0.00%, 10/1/19	1,300	751
California Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/13	1,000	1,040
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,005
California State Department of Water Resources Power Supply Revenue Bonds, Series A (AMBAC Insured),
5.50%, 5/1/13	1,500	1,608
5.50%, 5/1/15	600	640
California State Department of Water Resources Power Supply Revenue Bonds, Series A, Prerefunded,
5.38%, 5/1/12	1,745	1,900
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/14	4,000	4,365
California State G.O. Unlimited Bonds,
5.25%, 2/1/25	1,500	1,537
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 2/1/20	710	723
California State G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance,
4.75%, 2/1/19	85	86
California State G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
4.75%, 2/1/09	915	941
California State G.O. Unlimited Refunding Bonds,
5.00%, 6/1/15	1,700	1,805
5.00%, 12/1/16	3,000	3,183
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	250	250
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured),
5.25%, 12/1/13	1,350	1,410
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,601
California State Public Works Board Lease Revenue Refunding Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/22	1,280	1,300
5.00%, 11/1/24	1,695	1,713
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,053
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 11/1/16	1,450	1,527
5.25%, 11/1/24	1,000	1,028
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education Co. (FGIC Insured),
4.25%, Mandatory Put 11/1/16	1,575	1,500
California Statewide Communities Development Authority Revenue COP, John Muir/Mount Diablo Health System (MBIA Insured),
5.50%, 8/15/12	4,030	4,197
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.00%, 8/1/12	1,775	1,764

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
California - 73.2% continued
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election 2006 (MBIA Insured),
5.25%, 8/1/32	$1,500	$1,522
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,212
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	3,000	1,124
Duarte Redevelopment Agency SFM Revenue Refunding Bonds, Series B, Mortgage Backed Securities Program (Collateralized by FNMA), Escrowed to Maturity,
6.88%, 10/1/11	950	1,061
East Bay Regional Park District G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 9/1/08	250	251
Fairfield City COP, Series A (XCLA Insured),
5.00%, 4/1/19	2,000	2,026
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured),
5.38%, 8/1/18	1,350	1,419
5.38%, 8/1/19	625	657
Glendale Unified School District G.O. Bonds, Series D (MBIA Insured),
5.38%, 9/1/18	1,000	1,046
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	1,000	1,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Escrowed to Maturity,
5.00%, 6/1/10	2,000	2,076
Kern Community College District Refunding COP, (AMBAC Insured),
5.00%, Mandatory Put 4/1/10	2,700	2,749
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,250	1,276
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	850	884
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured),
5.00%, 7/1/26	1,000	1,026
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured),
5.00%, 7/1/29	1,300	1,312
Los Angeles Unified School District G.O. Unlimited Bonds, Election of 1997, Series F (FGIC Insured), Prerefunded,
5.00%, 7/1/13	545	588
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured),
5.25%, 8/1/22	1,300	1,385
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A, Prerefunded,
5.50%, 7/1/09	1,350	1,414
Modesto Wastewater Revenue Refunding Bonds, Series A (FSA Insured),
5.25%, 11/1/18	1,000	1,064
Newark Unified School District Capital Appreciation G.O. Unlimited Bonds, Series D, Election of 1997 (FSA Insured),
0.00%, 8/1/24	2,430	1,077
Orange County Water District COP, Series B (MBIA Insured), Prerefunded,
5.38%, 8/15/13	1,000	1,097
Palm Springs Unified School District G.O. Unlimited, Series A, Election of 2004 (FSA Insured),
4.75%, 8/1/33	2,400	2,358
Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series A, 2008 Election,
5.25%, 8/1/21	1,000	1,082
5.25%, 8/1/22	1,375	1,479

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
California - 73.2% continued
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (FSA Insured), (1)
5.00%, 7/1/28	$1,000	$1,021
5.00%, 7/1/29	1,000	1,016
Redondo Beach Unified School District G.O. Unlimited Bonds, Series A, Election 2008,
5.13%, 8/1/37	2,000	2,027
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured),
5.25%, 8/1/27	455	471
Sacramento County COP, Animal Healthcare/Youth Detention (AMBAC Insured),
5.00%, 10/1/26	1,490	1,493
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	915	917
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	2,000	2,091
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	1,000	1,074
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured),
5.50%, 7/1/19	1,220	1,362
San Diego Unified School District Subject to Crossover G.O. Unlimited Bonds, Series E, Election 1998 (FSA Insured),
5.00%, Crossover Refunded, 7/1/13	3,000	3,189
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series - Issue 20 (MBIA Insured),
4.75%, 5/1/15	500	505
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 32F (FGIC Insured),
5.00%, 5/1/15	775	807
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series - Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	2,500	2,655
San Francisco State Building Authority Lease Revenue Refunding Bonds, Series A, Civic Center (FGIC Insured),
5.00%, 12/1/15	2,000	2,102
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/18	180	190
San Joaquin County COP, County Administration Building (MBIA Insured),
4.75%, 11/15/33	1,000	953
San Jose Airport Revenue Bonds, Series A (FGIC Insured),
5.25%, 3/1/16	1,000	1,029
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured),
5.00%, 8/1/25	925	925
San Marcos PFA Capital Appreciation Custom Receipts Revenue Bonds, Escrowed to Maturity,
0.00%, 7/1/11	1,000	902
San Mateo County Community College District G.O. Unlimited Bonds, Series A, Election of 2001 (FGIC Insured),
5.00%, 9/1/21	1,000	1,022
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded,
5.00%, 6/1/10	575	597
Sequoia Union High School District G.O. Unlimited Bonds, Series A, Election 2008,
5.00%, 7/1/32	2,500	2,537
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (FGIC Insured),
5.25%, 8/15/18	2,500	2,625
Southern California Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southtran Transmission Project,
0.00%, 7/1/14	1,000	783

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 76.5% continued
California - 73.2% continued
Southern California Public Power Authority Power Project Revenue Bonds,
6.75%, 7/1/12	$2,100	$2,362
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,805	1,785
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured),
4.75%, 5/15/26	1,900	1,864
University of California Revenue Bonds, Series B, Limited Project,
4.75%, 5/15/38	1,750	1,696
University of California Revenue Bonds, Series C (MBIA Insured),
4.75%, 5/15/31	2,000	1,943
University of California Revenue Bonds, Series F (FSA Insured),
4.75%, 5/15/24	1,080	1,094
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	250	255

		124,349

Puerto Rico - 3.0%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (FGIC-TCRS Insured),
5.75%, 7/1/20	1,500	1,549
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	2,500	2,559
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured),
5.50%, 7/1/20	1,000	1,023

		5,131

Virgin Islands - 0.3%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	540	553

Total Municipal Bonds

(Cost $130,378)		130,033
SHORT - TERM INVESTMENTS - 23.5%
Bay Area Toll Authority Revenue VRDB, San Francisco Bay Area (AMBAC Insured),
9.00%, 7/3/08	300	300
California Educational Facilities Authority Revenue VRDB, Series A, Pomona College,
1.30%, 7/3/08	3,400	3,400
California Health Facilities Financing Authority Revenue VRDB, Series J, Health Facilities-Catholic (Bank of America N.A. LOC),
1.28%, 7/2/08	100	100
California Health Facilities Financing Authority Revenue VRDB, Stanford Hospital (FSA Insured)
1.35%, 7/2/08	200	200
California Pollution Control Financing Authority PCR Refunding VRDB (Bank One N.A. LOC),
1.50%, 7/1/08	100	100
California Pollution Control Financing Authority Revenue Refunding VRDB, BP West Coast Productions LLC,
1.60%, 7/1/08	700	700
California State Department of Water Resources Power Supply Revenue VRDB, Series B-1 (Bank Of New York LOC),
1.45%, 7/1/08	200	200
California State Department of Water Resources Power Supply Revenue VRDB, Series B-2 (BNP Paribas LOC),
2.85%, 7/1/08	2,700	2,700
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
1.30%, 7/3/08	5,395	5,395
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-2 (JP Morgan Chase Bank),
1.75%, 7/1/08	5,300	5,300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries F-4 (Bank Of America N.A. LOC),
1.45%, 7/1/08	300	300
California State Department of Water Resources Power Supply Revenue VRDB, Subseries G-1 (Bank of Nova Scotia LOC),
1.18%, 7/3/08	1,400	1,400

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 23.5% continued
California State Department of Water Resources Revenue VRDB, Series C-1 (Dexia Credit Local LOC),
1.23%, 7/3/08	$3,400	$3,400
California State G.O. Unlimited VRDB, Kindergarten University Public, Series B-1 (Citibank N.A. LOC),
1.70%, 7/1/08	1,400	1,400
California State G.O. Unlimited VRDB, Series A, Subseries A-3 (Bank Of America N.A. LOC),
1.32%, 7/2/08	500	500
California State G.O. Unlimited VRDB, Series B - Subseries B-6 (KBC Bank N.V. LOC),
1.70%, 7/1/08	3,300	3,300
California Statewide Communities Development Authority Revenue VRDB, University of San Diego (BNP Paribas LOC),
1.52%, 7/2/08	800	800
Huntington Beach Multifamily Housing Revenue Refunding VRDB,
1.32%, 7/2/08	800	800
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1,
1.23%, 7/3/08	3,600	3,600
Metropolitan Water District of Southern California Revenue VRDB, Series C-1,
2.85%, 7/1/08	400	400
Metropolitan Water District of Southern California Revenue VRDB, Series C-2,
1.90%, 7/1/08	1,400	1,400
Metropolitan Water District of Southern California Waterworks Revenue Adjustable VRDB, Series B,
1.30%, 7/3/08	1,600	1,600
Northern California Power Agency Revenue Refunding VRDB, Series A, Hydroelectic Project (Dexia Credit Local LOC),
1.28%, 7/2/08	200	200
Orange County Water District Ajustable COP, Series A,
1.28%, 7/2/08	2,100	2,100
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series A, Bayside Village Project (Bank One Arizona N.A. LOC),
1.34%, 7/2/08	200	200
San Francisco City & County Redevelopment Agency Multifamily Revenue VRDB, Series B, Housing - Bayside Village Project (Bank One Arizona N.A. LOC),
1.34%, 7/2/08	100	100

Total Short-Term Investments

(Cost $39,895)		39,895

Total Investments - 100.0%

(Cost $170,273)		169,928
Other Assets less Liabilities - 0.0%		58

NET ASSETS - 100.0%		$169,986

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At June 30, 2008, industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	6.3%
General Obligation	15.3
Higher Education	12.8
Power	18.9
School District	13.7
Water	8.0
All other sectors less than 5%	25.0

Total	100.0%

Federal Tax Information:

At June 30,2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$170,273

Gross tax appreciation of investments	$1,503
Gross tax depreciation of investments	(1,848)

Net tax depreciation of investments	$(345)

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	169,928	—
Level 3	—	—

Total	$169,928	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8%
California - 92.5%
Alameda County Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/29	$2,000	$662
Alameda County Water District Revenue Refunding Bonds (MBIA Insured),
4.75%, 6/1/20	2,000	2,005
Anaheim Union High School District Capital Appreciation G.O. Unlimited Bonds, Election 2002 (MBIA Insured),
0.00%, 8/1/28	575	196
Antelope Valley Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (MBIA Insured),
0.00%, 8/1/29	6,000	1,880
Arcadia Unified School District Capital Appreciation G.O. Unlimited Bonds, Series A, Election 2006 (FSA Insured),
0.00%, 8/1/25	2,710	1,102
Aztec Shops Ltd. Auxiliary Organization Student Housing Revenue Bonds, San Diego State University,
6.00%, 9/1/31	2,000	2,016
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	5,000	5,159
California Educational Facilities Authority Capital Appreciation Revenue Bonds, Loyola Marymount (MBIA Insured), Prerefunded,
0.00%, 10/1/09	4,435	1,297
0.00%, 10/1/09	3,435	882
California Educational Facilities Authority Revenue Bonds, Series A, Loyola Marymount University (MBIA Insured),
0.00%, 10/1/19	725	419
California Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/30	1,500	1,480
California Health Facilities Finance Authority Revenue Bonds, Series A, Cedars-Sinai Medical Center, Prerefunded,
6.13%, 12/1/09	3,350	3,563
California Infrastructure & Economic Development Bank Revenue Bonds,
5.25%, 2/1/33	1,000	1,004
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Bay Area Toll Bridges - First Lien (AMBAC Insured), Prerefunded,
5.13%, 7/1/26	1,000	1,090
California Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Department of Water Resources Power Supply Revenue Bonds, Series H,
5.00%, 5/1/22	1,500	1,554
California State G.O. Unlimited Bonds,
5.00%, 2/1/20	840	856
5.13%, 6/1/24	25	25
5.25%, 2/1/25	1,500	1,537
California State G.O. Unlimited Bonds, Prerefunded,
5.13%, 6/1/11	1,975	2,099
California State G.O. Unlimited Refunding Bonds (FGIC Insured),
4.75%, 2/1/29	1,000	968
California State G.O. Unlimited Refunding Bonds,
4.38%, 10/1/17	1,390	1,393
5.00%, 8/1/22	295	300
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health,
5.13%, 6/1/29	1,500	1,502
California State Public Works Board Lease Revenue Bonds, Series F, Department of Corrections & Rehabilitation,
5.00%, 11/1/23	1,610	1,632
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	1,000	1,002
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	500	513
California State Refunding G.O. Unlimited Refunding Bonds,
5.00%, 6/1/15	500	531

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
California - 92.5% continued
California State University Foundation Revenue Bonds, Series A, Sacramento Auxiliary (MBIA Insured), Prerefunded,
5.50%, 10/1/12	$500	$546
5.50%, 10/1/12	500	546
California State Various Purpose G.O. Unlimited Bonds,
4.75%, 3/1/34	1,000	951
California Statewide Communities Development Authority PCR Refunding Bonds, Series D, Southern California Education (FGIC Insured),
4.25%, Mandatory Put 11/1/16	500	476
California Statewide Communities Development Authority Student Housing Revenue Bonds, Series A, East Campus Apartments LLC (ACA Insured),
5.63%, 8/1/34	1,000	873
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	4,155	1,557
Dry Creek Joint Elementary School District Capital Appreciation G.O. Unlimited Bonds, Series A (FSA Insured),
0.00%, 8/1/09	400	389
East Bay Municipal Utilities District Water System Revenue Bonds (MBIA Insured), Prerefunded,
5.00%, 6/1/11	500	530
East Bay Regional Park District G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 9/1/08	2,250	2,262
Escondido Union School District G.O. Unlimited Refunding Bonds, Series B (FGIC Insured),
4.50%, 8/1/25	1,000	944
Fairfield City COP, Series A (XLCA Insured),
5.00%, 4/1/19	2,370	2,401
Folsom G.O. Unlimited Bonds, Series D, School Facilities Project (FGIC Insured),
5.70%, 8/1/13	200	205
Franklin-Mckinley School District G.O. Unlimited Bonds, Series B, Election 2004 (FSA Insured),
5.25%, 8/1/32	1,500	1,564
Fremont-Newark Community College District G.O. Unlimited Bonds, Series A (MBIA Insured),
5.38%, 8/1/19	750	788
Glendale Unified School District G.O. Unlimited Bonds, Series D (MBIA Insured),
5.38%, 9/1/18	665	696
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A, Enhanced Asset Backed (FGIC Insured),
5.00%, 6/1/38	3,275	3,230
Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.38%, 6/1/10	2,220	2,314
5.63%, 6/1/13	2,000	2,166
Huntington Beach Unified High School District G.O. Unlimited Bonds, Election 2004 (FSA Insured),
5.00%, 8/1/29	1,155	1,175
Imperial Irrigation District Refunding COP, Electric Systems Project (MBIA Insured),
5.20%, 11/1/09	170	173
Lemoore Union High School District G.O. Unlimited Bonds (AMBAC Insured),
6.00%, 1/1/12	200	218
Long Beach Bond Finance Authority Natural Gas Purpose Revenue Bonds, Series A,
5.50%, 11/15/28	1,000	947
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A, Proposition C-2nd Senior (FSA Insured),
4.50%, 7/1/30	1,000	952
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured),
4.75%, 7/1/15	1,750	1,786
Los Angeles County Metropolitan Transportation Authority Sales TRB, Series B, Property A-First Tier (FSA Insured), Prerefunded,
4.75%, 7/1/09	1,150	1,196
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/37	2,160	2,160

NORTHERN FUNDS QUARTERLY REPORT    2     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
California - 92.5% continued
Los Angeles Department of Water & Power Revenue Bonds, Subseries A-2 (AMBAC Insured),
5.00%, 7/1/23	$930	$962
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured),
5.00%, 7/1/29	1,500	1,514
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	35	42
Lucia Mar Unified School District G.O. Unlimited Refunding Bonds (FGIC Insured),
5.25%, 8/1/22	700	746
Modesto Irrigation District Refunding COP, Series B, Capital Improvements Projects,
5.30%, 7/1/22	1,585	1,586
Monterey Peninsula Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (FSA Insured),
0.00%, 8/1/26	5,505	2,078
Monterey Regional Water Pollution Control Agency Wastewater Revenue Bonds (AMBAC Insured),
5.00%, 6/1/24	1,025	1,037
Natomas Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (FGIC Insured),
5.00%, 9/1/27	1,000	979
New Haven Unified School District G.O. Unlimited Refunding Bonds (FSA Insured),
5.75%, 8/1/20	320	343
Palomar Community College District G.O. Unlimited Bonds, Series A, Election of 2006 (FSA Insured),
4.50%, 5/1/25	250	247
Perris Unified High School District Capital Appreciation G.O. Unlimited Bonds, Series B (FGIC Insured),
0.00%, 9/1/26	1,000	396
Redding Electric System Revenue COP, Series A (FSA Insured),
5.25%, 6/1/19	1,115	1,207
Rio Hondo Community College District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement (MBIA Insured), Prerefunded,
5.25%, 8/1/14	2,000	2,204
Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (MBIA Insured),
5.25%, 8/1/27	850	880
Sacramento County Sanitation District Financing Authority Revenue Bonds, Series A,
5.60%, 12/1/16	305	306
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	500	523
San Diego County Water Authority Revenue COP, Series A (FSA Insured),
5.00%, 5/1/30	2,500	2,517
San Diego Unified School District G.O. Unlimited Refunding Bonds, Election 1998, Series C-2 (FSA Insured),
5.50%, 7/1/19	1,000	1,116
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 20 (MBIA Insured),
4.75%, 5/1/15	1,000	1,011
San Francisco City & County Airport Commission International Airport Revenue Refunding Bonds, Second Series Issue 34F (Assured Guaranty Insured),
5.00%, 5/1/16	500	531
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (FSA Insured),
4.75%, 11/1/36	2,500	2,439
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series C, Election 2003 (MBIA Insured),
4.50%, 6/15/26	1,490	1,406
San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services,
5.00%, 10/1/13	4,250	4,459

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
California - 92.5% continued
San Gabriel Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/19	$200	$211
5.38%, 8/1/20	225	237
San Joaquin County COP, County Administration Building (MBIA Insured),
4.75%, 11/15/33	1,000	953
San Jose Airport Revenue Bonds, Series A (FGIC Insured),
5.25%, 3/1/16	440	453
San Jose Unified School District Santa Clara County G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/19	500	527
San Juan Unified School District G.O. Unlimited Bonds, Election of 2002 (FGIC Insured),
5.00%, 8/1/25	1,000	1,001
San Mateo County Transit District Revenue Bonds, Series A (MBIA Insured), Prerefunded,
4.50%, 6/1/10	1,000	1,029
5.00%, 6/1/10	500	519
Santa Margarita-Dana Point Authority Revenue Bonds, Series B, California Improvements Districts 3, 3a, 4, & 4a (MBIA Insured),
7.25%, 8/1/09	1,150	1,212
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (FGIC Insured),
5.25%, 9/1/16	35	37
Sequoia Union High School District G.O. Unlimited, Series A, Election 2008,
5.00%, 7/1/30	2,040	2,079
5.00%, 7/1/32	2,500	2,537
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No. 1,
5.25%, 11/1/25	1,000	989
5.00%, 11/1/33	1,000	929
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	523
University of California Revenue Bonds, Series A, Limited Project (MBIA Insured),
4.75%, 5/15/26	1,000	981
University of California Revenue Bonds, Series B, Limited Project,
4.75%, 5/15/38	2,525	2,447
University of California Revenue Bonds, Series C (MBIA Insured),
4.75%, 5/15/31	1,000	971
University of California Revenue Bonds, Series J (FSA Insured),
4.50%, 5/15/26	1,505	1,464
Vista Unified School District G.O. Unlimited Bonds, Series A (FSA Insured),
5.38%, 8/1/16	100	107
5.38%, 8/1/17	190	202
Walnut Valley Unified School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
7.20%, 2/1/16	1,000	1,133
Washington Township Healthcare District Revenue Bonds,
5.00%, 7/1/09	405	413
5.00%, 7/1/11	500	511
5.00%, 7/1/12	1,270	1,294
West Kern Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (XLCA Insured),
0.00%, 11/1/21	1,280	631

		119,882

Puerto Rico - 5.7%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series AA (MBIA Insured),
5.50%, 7/1/20	1,500	1,535
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, Series B (MBIA Insured), Prerefunded,
5.75%, 7/1/10	1,600	1,712

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.8% continued
Puerto Rico - 5.7% continued
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds, Series A, Escrowed to Maturity,
5.50%, 10/1/40	$4,000	$4,141

		7,388

Virgin Islands - 0.6%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	810	830

Total Municipal Bonds

(Cost $126,991)		128,100

Total Investments - 98.8%

(Cost $126,991)		128,100
Other Assets less Liabilities - 1.2%		1,548

NET ASSETS - 100.0%		$129,648

Percentages shown are based on Net Assets.

At June 30, 2008, industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Agriculture	6.0%
Facilities	5.5
General	5.6
General Obligation	10.5
Higher Education	15.2
Medical	6.1
Power	6.2
School District	16.3
Transportation	6.8
Water	7.7
All other sectors less than 5%	14.1

Total	100.0%

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$126,991

Gross tax appreciation of investments	$3,262
Gross tax depreciation of investments	(2,153)

Net tax appreciation of investments	$1,109

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$—	$—
Level 2	128,100	—
Level 3	—	—

Total	$128,100	$—

*	Other financial instruments include futures and forwards, if applicable.

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5%
Alabama - 0.4%
Butler Industrial Development Board Solid Waste Disposal Revenue Refunding Bonds (AMT), Georgia-Pacific Corp. Project,
5.75%, 9/1/28	$1,000	$830
Camden Industrial Development Board Revenue Refunding Bonds, Series A, Weyerhaeuser Company,
6.13%, 12/1/24	1,000	980

		1,810

Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Boys & Girls Home,
5.88%, 12/1/27	1,500	1,359

Arizona - 4.4%
Arizona Health Facilities Authority Health Care Facilities Revenue Bonds, Beatitudes Campus Project,
5.20%, 10/1/37	2,500	1,953
Arizona Health Facilities Authority Hospital System Revenue Bonds, John C. Lincoln Health Network, Prerefunded,
6.88%, 12/1/10	1,000	1,112
Coconino County PCR Bonds, Series A (AMT), Tucson Electric Power Co.,
7.13%, 10/1/32	1,000	1,006
Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community Project,
5.70%, 7/1/42	4,445	3,684
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/31	2,000	1,926
Navajo County IDA Revenue Bonds (AMT), Stone Container Corp. Project,
7.40%, 4/1/26	2,435	2,376
Peoria IDA Revenue Refunding Bonds, Series A, Sierra Winds Life,
6.25%, 8/15/20	500	504
Pima County IDA Revenue Bonds, Series A, American Charter Scholarship Foundation,
5.63%, 7/1/38	2,440	2,177
Pima County IDA Revenue Bonds, Series A, Tucson Electricity Power,
6.38%, 9/1/29	3,000	3,049
Yavapai County IDA Hospital Facilities Revenue Bonds, Series A, Yavapai Regional Medical Center,
6.00%, 8/1/33	500	504

		18,291

Arkansas - 0.1%
Little Rock Hotel & Restaurant Gross Receipts Refunding TRB,
7.38%, 8/1/15	500	569

California - 5.9%
California Educational Facilities Authority Revenue Bonds, Dominican University,
5.00%, 12/1/25	890	805
5.00%, 12/1/36	2,000	1,681
California Health Facilities Financing Authority Revenue Bonds Series J, Catholic Healthcare West,
5.63%, 7/1/32	4,000	3,987
California Municipal Finance Authority Revenue Bonds, Biola University,
5.88%, 10/1/34	2,250	2,240
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	500	548
California State Public Works Board Lease Revenue Bonds, Series C, Department of Corrections,
5.50%, 6/1/15	1,000	1,074
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,772
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed,
5.00%, 6/1/45	2,000	1,776
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A-5, Asset Backed, Prerefunded,
7.88%, 6/1/13	500	591
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A1, Asset Backed,
5.75%, 6/1/47	3,000	2,556

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
California - 5.9% continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series B, Enhanced Asset Backed, Prerefunded,
5.50%, 6/1/13	$1,000	$1,076
Irvine Unified School District Financing Authority Special Tax Bonds, Series A,
5.13%, 9/1/36	2,000	1,741
Laguna Beach Unified School District G.O. Bonds, Election of 2001 (FSA Insured),
5.00%, 8/1/28	1,000	1,023
Northstar Community Services District No. 1 Special Tax Bonds,
5.55%, 9/1/36	1,400	1,223
5.00%, 9/1/37	3,000	2,389

		24,482

Colorado - 3.2%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	500	555
Copperleaf Metropolitan District No. 2 G.O. Limited Bonds,
5.85%, 12/1/26	2,000	1,631
5.95%, 12/1/36	2,000	1,566
E-470 Public Highway Authority Senior Revenue Bonds, Series C1 (MBIA Insured),
5.50%, 9/1/24	2,000	2,051
E-470 Public Highway Authority Senior Revenue Bonds, Series D2 (MBIA Insured),
5.00%, Mandatory Put 9/2/13	2,000	2,004
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Primary Improvements Revenue Bonds, Series A,
5.40%, 12/15/31	2,700	2,224
Stone Ridge Metropolitan District No. 2 G.O. Limited Bonds,
7.25%, 12/1/31	3,500	3,190

		13,221

Connecticut - 0.2%
Connecticut State Development Authority PCR Refunding Bonds, Series B (AMT), Connecticut Light & Power,
5.95%, 9/1/28	1,000	1,002

District of Columbia - 0.1%
District of Columbia Revenue Bonds, Methodist Home of the District of Columbia Issue,
6.00%, 1/1/20	400	388

Florida - 8.9%
Belmont Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.13%, 11/1/14	1,995	1,771
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	3,430	3,572
Capital Projects Finance Authority Continuing Care Retirement Community Revenue Bonds, Series A, The Glenridge on Palmer Ranch Project, Prerefunded,
8.00%, 6/1/12	750	877
Capital Trust Agency Revenue Bonds (AMT), Fort Lauderdale Project, Cargo Acquisition Companies Obligated Group,
5.75%, 1/1/32	525	487
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	400	404
Gateway Services Community Development District Special Assessment Bonds, Series B, Sun City Center - Fort Meyers Project,
5.50%, 5/1/10	275	271
Halifax Hospital Medical Center Refunding & Improvement Revenue Bonds, Series A,
5.38%, 6/1/46	2,000	1,828
Highlands County Health Facilities Authority Revenue Bonds, Series A, Adventist Health System/Sunbelt, Prerefunded,
6.00%, 11/15/11	1,250	1,370
Islands at Doral III Community District Special Assessment Bonds, Series 2004-A,
5.90%, 5/1/35	960	730

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Florida - 8.9% continued
Jacksonville Econonomic Development Commission Common Health Care Facilities Revenue Refunding Bonds, Series A, Florida Proton Therapy Institution,
6.00%, 9/1/17	$3,250	$3,319
Lee County IDA IDR Bonds, Series A, Lee County Community Charter Foundation,
5.25%, 6/15/27	2,000	1,686
5.38%, 6/15/37	3,000	2,424
Old Palm Community Development District Special Assessment Bonds, Series B, Palm Beach Gardens,
5.38%, 5/1/14	865	770
Orange County Health Facilities Authority Revenue Bonds, Series B, Orlando Regional Healthcare,
5.13%, 11/15/39	1,000	930
Orange County Health Facilities Authority Revenue Bonds, Series C, Orlando Regional Healthcare Hospitals,
5.25%, 10/1/35	2,000	1,899
Palm Glades Community Development District Special Assessment Bonds, Series B,
4.85%, 8/1/11	1,400	1,318
Poinciana Community Development District Special Assessment Bonds, Series A,
7.13%, 5/1/31	400	407
Reunion East Community Development District Special Assessment Bonds,
5.80%, 5/1/36	900	799
Reunion West Community Development District Special Assessment Bonds,
6.25%, 5/1/36	975	766
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds, Series A, (1) (2)
5.75%, 10/1/22	1,000	1,008
5.25%, 10/1/27	2,000	1,843
South Village Community Development District Capital Improvement Revenue Bonds, Series A,
5.70%, 5/1/35	970	817
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10	185	183
Tern Bay Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.00%, 5/1/15	2,475	1,480
Verano Center Community Development District Special Assessment Bonds, Series B, District No. 1 Infrastructure Project,
5.00%, 11/1/12	1,000	911
Watergrass Community Development District Special Assessment Revenue Bonds, Series B, Watergrass Development,
4.88%, 11/1/10	1,360	1,299
Westchester Community Development District No. 1 Special Assessment Bonds, Community Infrastructure,
6.00%, 5/1/23	2,230	1,961
Winter Garden Village at Fowler Groves Community Development District Special Assessment Bonds,
5.65%, 5/1/37	1,480	1,367

		36,497

Georgia - 1.7%
Atlanta Tax Allocation Bonds, Princeton Lakes Project,
5.50%, 1/1/31	1,235	1,098
Effingham County IDA PCR Refunding Bonds, Georgia Pacific Corp Project,
6.50%, 6/1/31	2,250	2,115
Milledgeville-Baldwin County Development Authority Revenue Bonds, Georgia College & State University Foundation, Prerefunded,
6.00%, 9/1/14	3,500	3,978

		7,191

Idaho - 0.7%
Madison County Hospital Revenue COP,
5.25%, 9/1/26	1,500	1,378
5.25%, 9/1/30	1,500	1,321

		2,699

Illinois - 5.6%
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University, Prerefunded,
6.00%, 5/15/11	500	544

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Illinois - 5.6% continued
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.25%, 5/1/12	$750	$831
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	3,750	3,597
Illinois Finance Authority Revenue Bonds, Series A, Illinois Institute of Technology,
5.00%, 4/1/20	3,000	2,992
Illinois Finance Authority Revenue Bonds, Series A, Landing at Plymouth Place Project,
6.00%, 5/15/37	1,250	1,099
Illinois Finance Authority Revenue Bonds, Series A, Montgomery Place Project,
5.75%, 5/15/38	1,600	1,386
Illinois Finance Authority Revenue Bonds, Series A, Smith Village Project,
6.25%, 11/15/35	3,000	2,779
Illinois Finance Authority Revenue Bonds, Series A, Three Crowns Park Project,
5.88%, 2/15/38	1,500	1,294
Illinois Finance Authority Revenue Refunding Bonds, Chicago Charter School Project,
5.00%, 12/1/36	4,000	3,280
Illinois Finance Authority Student Housing Revenue Refunding Bonds, Series A, Educational Advancement Fund,
5.25%, 5/1/34	4,495	3,776
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,100
Illinois Health Facilities Authority Revenue Bonds, Series A, Lutheran Senior Ministries Obligation, Prerefunded,
7.38%, 8/15/11	500	565

		23,243

Indiana - 1.4%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds, Community Foundation Northwest Indiana,
5.50%, 3/1/37	2,000	1,732
Indiana Health Facilities Financing Authority Hospital Revenue Bonds Unrefunded Balance, Series A, Community Foundation,
6.38%, 8/1/31	125	126
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation of Northwest Indiana,
6.00%, 3/1/34	1,000	940
Indiana Health Facilities Financing Authority Hospital Revenue Bonds, Series A, Community Foundation, Prerefunded,
6.38%, 8/1/11	375	413
North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project,
7.25%, 7/1/33	750	732
Petersburg PCR Bonds (AMT), Indianapolis Power & Light,
6.38%, 11/1/29	1,000	1,028
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., (1) (2)
5.75%, 9/1/42	1,000	861

		5,832

Iowa - 4.4%
Bremer County Healthcare & Residential Facilities Revenue Bonds, Bartels Lutheran Home Project, Prerefunded,
7.25%, 11/15/09	500	537
Bremer County Retirement Facility Revenue Bonds, Series A, Bartels Lutheran Home Project,
5.13%, 11/15/20	400	350
5.38%, 11/15/27	750	636
Coralville COP, Series D,
5.25%, 6/1/26	2,200	2,180
Iowa Finance Authority Retirement Community Revenue Bonds, Edgewater LLC Project,
6.75%, 11/15/37	3,000	2,864
Iowa Finance Authority Senior Housing Revenue Bonds, Series A, Wedum Walnut Ridge LLC Project,
5.63%, 12/1/45	5,000	4,109

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Iowa - 4.4% continued
Iowa Higher Education Loan Authority Revenue Bonds, Series B, Wartburg Private College Facilities,
5.55%, 10/1/37	$3,000	$2,846
Iowa Higher Education Loan Authority Revenue Refunding Bonds, Grand View College Project,
5.10%, 10/1/36	2,500	2,189
Washington County Hospital Revenue Bonds, Washington County Hospital Project,
5.38%, 7/1/26	1,525	1,430
5.50%, 7/1/32	1,275	1,164

		18,305

Kansas - 0.1%
Olathe Senior Living Facility Revenue Bonds, Series A, Aberdeen Village, Inc., Prerefunded,
8.00%, 5/15/10	500	557

Louisiana - 1.6%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Westlake Chemical Corp. Projects,
6.75%, 11/1/32	3,000	2,982
Parish of St. John Baptist Revenue Bonds, Series A, Marathon Oil Corp.,
5.13%, 6/1/37	4,000	3,580

		6,562

Maryland - 2.5%
Annapolis Special Obligation Revenue Bonds, Series A, Park Place Project,
5.35%, 7/1/34	1,000	850
Anne Arundel County Special Obligation Bonds, National Business Park Project, Prerefunded,
7.38%, 7/1/10	500	553
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Medical Center,
5.00%, 7/1/37	2,750	2,398
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Washington County Hospital,
5.75%, 1/1/33	1,500	1,434
5.75%, 1/1/38	1,000	946
Maryland Industrial Development Financing Authority Revenue Bonds, Series A, Our Lady of Good Counsel School,
6.00%, 5/1/35	1,000	991
Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland, College Park Project, Prerefunded,
5.63%, 6/1/13	1,000	1,096
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Mercy Ridge, Prerefunded,
6.00%, 4/1/13	1,000	1,113
Prince Georges County Special Obligation Bonds, National Harbor Project,
5.20%, 7/1/34	1,000	853

		10,234

Massachusetts - 1.6%
Massachusetts State Development Finance Agency Revenue Bonds (AMT), Waste Management Project,
5.50%, Mandatory Put 5/1/14	1,000	995
Massachusetts State Development Finance Agency Revenue Bonds, Hampshire College,
5.70%, 10/1/34	1,000	1,001
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Briarwood, Prerefunded,
8.25%, 12/1/10	500	566
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Northern Berkshire Health System,
6.38%, 7/1/34	1,000	993
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Northern Berkshire Health System,
6.38%, 7/1/34	500	497
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series D, Milton Hospital,
5.25%, 7/1/30	2,150	1,909

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Massachusetts – 1.6% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E, Berkshire Health System (G.O. of Institution),
6.25%, 10/1/31	$500	$505

		6,466

Michigan - 1.3%
Detroit Capital Improvemnt G.O Limited Tax Bonds, Series A-1,
5.00%, 4/1/15	2,500	2,480
Flint Hospital Building Authority Revenue Refunding Bonds, Hurley Medical Center,
6.00%, 7/1/20	1,000	976
Michigan Strategic Fund PCR Refunding Bonds, General Motors Corp.,
6.20%, 9/1/20	2,500	2,072

		5,528

Minnesota - 1.2%
Duluth Economic Development Authority Health Care Facilities Revenue Bonds, St. Luke’s Hospital,
7.25%, 6/15/32	750	772
North Oaks Senior Housing Revenue Bonds, Presbyterian Homes North Oaks,
6.13%, 10/1/39	2,585	2,506
St. Paul Housing & Redevelopment Authority Revenue Bonds, Series A, Rossy & Richard Shaller Sholom Home East Inc.,
5.25%, 10/1/42	2,000	1,614

		4,892

Mississippi - 1.5%
Lowndes County Solid Waste Disposal & PCR Refunding Bonds, Series B, Weyerhaeuser Co. Project,
6.70%, 4/1/22	3,000	3,134
Mississippi Development Bank Special Obligation Revenue Bonds, Harrison County Highway Construction (FGIC Insured),
5.00%, 1/1/16	3,000	3,137

		6,271

Missouri - 0.7%
St. Louis IDA Senior Living Facilities Revenue Bonds, Series A, Saint Andrews Residence for Seniors,
6.38%, 12/1/41	3,005	2,782

New Hampshire - 0.1%
New Hampshire Business Finance Authority PCR Refunding Bonds, Series D (AMT), Public Service Co. of New Hampshire,
6.00%, 5/1/21	500	503

New Jersey - 1.5%
Middlesex County Improvement Authority Revenue Bonds, Series A, George Street Student Housing Project,
5.00%, 8/15/35	1,000	878
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.75%, 6/15/34	3,000	2,849
New Jersey Economic Development Authority Revenue Bonds, Series A, First Mortgage-Lions Gate Project,
5.88%, 1/1/37	1,000	893
New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Fairleigh Dickinson University,
6.00%, 7/1/25	1,000	1,014
Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded,
6.75%, 6/1/13	500	573

		6,207

New York - 3.5%
Long Island Power Authority Electric Systems Revenue Bonds, Series B,
5.25%, 12/1/14	3,000	3,233
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured),
5.25%, 11/15/14	1,695	1,815
New York City G.O. Unlimited Bonds, Series B,
6.50%, 8/15/09	1,500	1,573
New York City Industrial Development Agency Special Facilities Revenue Bonds (AMT), Terminal One Group Association Project,
5.50%, 1/1/24	1,000	1,008

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
New York - 3.5% continued
New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1, Future Tax Secured,
5.00%, 11/1/14	$2,000	$2,157
New York Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19	2,500	2,489
New York State Dormitory Authority Revenue Bonds, Orange Regional Medical Center,
6.25%, 12/1/37	2,000	1,982

		14,257

North Carolina - 2.1%
North Carolina Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.45%, 1/1/14	385	400
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B,
6.13%, 1/1/09	500	508
5.70%, 1/1/17	1,500	1,537
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series F,
5.38%, 1/1/13	1,000	1,044
North Carolina Medical Care Commission Retirement Facilities Revenue Bonds, Series A, Southminster Project,
5.75%, 10/1/37	2,000	1,900
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.50%, 1/1/13	1,000	1,059
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.25%, 1/1/17	1,500	1,577
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series B,
6.38%, 1/1/13	500	523

		8,548

Ohio - 3.7%
American Municipal Power-Ohio, Inc., Series A, Prairie State Energy Campus Project, (3)
5.25%, 2/15/25	5,000	5,068
Buckeye Tobacco Settlement Financing Authority Asset Backed Revenue Bonds, Series A-2,
5.75%, 6/1/34	2,000	1,714
6.50%, 6/1/47	2,000	1,835
Ohio State Water Development Authority Solid Waste Revenue Bonds, Series A (AMT), Allied Waste, Inc. Project,
5.15%, 7/15/15	4,000	3,768
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	2,750	2,878

		15,263

Oklahoma - 1.2%
Langston Economic Development Authority Student Housing Revenue Bonds, Series A, Langston Community Development Corp., Prerefunded,
7.75%, 8/1/10	500	558
Norman Regional Hospital Authority Revenue Bonds,
5.38%, 9/1/36	2,000	1,781
Oklahoma Development Finance Authority Hospital Revenue Bonds, Great Plains Regional Medical Center Project,
5.13%, 12/1/36	2,840	2,465

		4,804

Pennsylvania - 7.0%
Allegheny County Hospital Development Authority Health System Revenue Bonds, Series A, West Penn Allegheny Health System,
5.38%, 11/15/40	4,000	3,289
Allegheny County Redevelopment Authority Tax Allocation Revenue Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,923
Bucks County IDA Retirement Community Revenue Bonds, Ann’s Choice Inc., Facility, Series A,
6.25%, 1/1/35	2,600	2,554

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Pennsylvania - 7.0% continued
Carbon County IDA Resource Recovery Refunding Bonds (AMT), Panther Creek Partners Project,
6.65%, 5/1/10	$975	$997
Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project,
6.50%, 7/1/40	2,250	2,177
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.25%, 12/1/09	500	541
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,400	1,423
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), National Gypsum Co., Shippingport Project,
6.25%, 11/1/27	1,400	1,243
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Reliant Energy,
6.75%, 12/1/36	1,750	1,769
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series B (AMT), Reliant Energy Convention,
6.75%, 12/1/36	1,500	1,517
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Edinboro University,
5.88%, 7/1/38	1,400	1,349
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series A, LaSalle University,
5.00%, 5/1/37	3,500	3,127
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University,
5.50%, 5/1/34	1,000	974
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, Philadelphia University,
5.25%, 6/1/32	1,250	1,162
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Widener University,
5.40%, 7/15/36	750	723
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	490	500
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue Refunding Bonds, Series A, Temple University Health Systems,
5.50%, 7/1/30	3,000	2,743
Washington County Redevelopment Authority Revenue Bonds, Series A, Victory Centre Project - Tanger Outlet Development,
5.45%, 7/1/35	1,000	860

		28,871

Puerto Rico - 1.2%
Puerto Rico Electric Power Authority Revenue Bonds, Series TT,
5.00%, 7/1/37	4,000	3,852
Puerto Rico Highway & Transportation Authority Transportation Revenue Bonds,
5.00%, 7/1/09	1,000	1,009

		4,861

South Carolina - 0.9%
Georgetown County Environmental Improvement Revenue Refunding Bonds, Series A, International Paper Co. Project,
5.70%, 4/1/14	2,200	2,228
Lancaster County Special Assessment Revenue Bonds, Series B, Edenmoor Improvement District,
5.38%, 12/1/16	1,760	1,636

		3,864

Tennessee - 1.9%
Johnson City Health & Educational Facilities Board Revenue Bonds, Series A, First Mortgage-Mountain States Health,
5.50%, 7/1/36	3,225	2,983

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Tennessee - 1.9% continued
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, Series A, Trezevant Manor Project,
5.75%, 9/1/37	$2,500	$2,302
Sumner County Health Educational & Housing Facilities Board Revenue Refunding Bonds, Series A, Regional Health,
5.50%, 11/1/37	3,000	2,721

		8,006

Texas - 7.4%
Austin City Convention Center Revenue Bonds, Series A, Convention Enterprise, Inc., First Tier, Prerefunded,
6.70%, 1/1/11	700	758
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue Bonds,
5.38%, 1/1/32	2,545	2,467
Brazos River Authority Refunding PCR Bonds, Series A (AMT), Texas Utilities Electric Co. Project,
8.25%, 10/1/30	2,500	2,506
7.70%, 4/1/33	2,285	2,144
Comal County Health Facilities Development Revenue Bonds, Series A, McKenna Memorial Project, Prerefunded,
6.13%, 2/1/13	3,000	3,333
Dallas County Flood Control District No. 1 G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,034
Gulf Coast Waste Disposal Authority Revenue Bonds (AMT), Valero Energy Corp. Project,
6.65%, 4/1/32	1,000	1,014
Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Series A (AMT), International Paper Co. Project,
6.10%, 8/1/24	3,000	2,901
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend,
5.75%, 11/1/36	1,000	833
Houston Industrial Development Corp. Revenue Bonds (AMT), Air Cargo,
6.38%, 1/1/23	500	507
Lufkin Health Facilities Development Corp. Health Systems Revenue Bonds, Memorial Health Systems East Texas,
5.50%, 2/15/37	1,320	1,190
Matagorda County Navigation District No. 1 Collateralized Revenue Refunding Bonds, Centerpoint Energy Houston Electric, LLC Project,
5.60%, 3/1/27	4,000	3,699
Sabine River Authority Revenue Refunding Bonds, Series B, TXU Energy Co. LLC Project,
6.15%, 8/1/22	500	428
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/21	500	513
Tarrant County Cultural Education Facilities Finance Corp. Retirement Revenue Bonds, Air Force Village Obligated Group Project,
5.13%, 5/15/37	3,000	2,569
Travis County Health Facilities Development Corp. Retirement Facility Revenue Bonds, Querencia Barton Creek Project,
5.65%, 11/15/35	2,750	2,381
Tyler Health Facilities Development Corp. Hospital Revenue Refunding & Improvements Bonds, Series A, East Texas Medical Center,
5.38%, 11/1/37	2,300	2,006

		30,283

Virgin Islands - 0.2%
University of the Virgin Islands General Improvement Bonds, Series A (G.O. of University),
5.38%, 6/1/34	750	720

Virginia - 3.4%
Amherst IDA Revenue Refunding Bonds, Educational Facilities - Sweet Briar,
5.00%, 9/1/26	1,000	940
Charles City & County IDA Solid Waste Disposal Facilities Revenue Bonds (AMT), Waste Management, Inc. Project,
6.25%, Mandatory Put 4/1/12	500	517

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.5% continued
Virginia - 3.4% continued
Chesapeake Hospital Authority Facilities Revenue Bonds, Chesapeake General Hospital, Series A,
5.25%, 7/1/18	$1,500	$1,547
Fairfax County Economic Development Authority Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc.,
5.13%, 10/1/37	2,000	1,772
Tobacco Settlement Financing Corp. Revenue Bonds, Asset Backed, Prerefunded,
5.63%, 6/1/15	4,530	5,011
Tobacco Settlement Financing Corp. Tobacco Settlement Asset Backed Bonds, Series B1-Senior,
5.00%, 6/1/47	2,000	1,510
West Point IDA Solid Waste Disposal Revenue Bonds, Series A (AMT), Chesapeake Corp. Project,
6.38%, 3/1/19	1,575	1,287
West Point IDA Solid Waste Disposal Revenue Bonds, Series B, Chesapeake Corp. Project,
6.25%, 3/1/19	1,680	1,378

		13,962

Washington - 0.7%
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Skyline at First Hill Project,
5.25%, 1/1/17	1,000	953
5.63%, 1/1/27	1,000	896
5.63%, 1/1/38	1,000	849

		2,698

West Virginia - 0.7%
Pleasants County Commission Refunding Revenue PCR Bonds, Series F, Allegheny Energy Supply Co. LLC,
5.25%, 10/15/37	3,000	2,833

Wisconsin - 2.5%
Janesville PCR Bonds, General Motors Corp.,
5.55%, 4/1/09	3,245	3,187
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series A, Beaver Dam Community Hospitals,
6.75%, 8/15/34	1,000	1,009
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Vernon Memorial Healthcare Project,
5.10%, 3/1/25	1,000	908
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Divine Savior Healthcare,
5.00%, 5/1/32	3,155	2,697
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds, Vernon Memorial Healthcare Project,
5.25%, 3/1/35	2,650	2,290

		10,091

Wyoming - 0.7%
Sweetwater County Solid Waste Disposal Revenue Refunding Bonds (AMT), FMC Corp. Project,
5.60%, 12/1/35	3,000	2,684

Total Municipal Bonds

(Cost $381,400)		356,636

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 3.2%
AIM Tax-Free Cash Reserve Portfolio	13,194,974	13,195

Total Investment Company

(Cost $13,195)		13,195

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.3%
Alexandria IDA Revenue Refunding VRDB, Goodwin House (Wachovia Bank N.A. LOC),
1.95%, 7/1/08	$900	900
Birmingham G.O. Unlimited Bonds, VRDB, Series A (AMBAC Insured),
4.11%, 7/3/08	5,000	5,000
Clarksville Tennessee Public Building Authority Revenue VRDB, Pooled Financing - Tennessee Municipal Bond Fund (Bank of America LOC),
2.50%, 7/1/08	300	300
2.50%, 7/1/08	870	870

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 9.3% continued
Cuyahoga County Revenue Bonds, VRDB, Cleveland Hearing & Speech (KeyBank N.A. LOC),
1.56%, 7/3/08	$600	$600
Harris County Health Facilities Development Corp. Revenue Refunding Bonds, VRDB, Series A-1, Methodist Hospital Systems,
1.70%, 7/1/08	4,400	4,400
Iowa Higher Education Loan Authority Revenue VRDB, Loras College Facility Project (LaSalle Bank N.A. LOC),
1.95%, 7/1/08	5,000	5,000
Massachusetts State G.O. Unlimited, VRDB, Series A,
2.85%, 7/1/08	1,000	1,000
Massachusetts State G.O. Unlimited VRDB, Series B,
2.85%, 7/1/08	3,855	3,855
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project,
2.50%, 7/1/08	2,000	2,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, VRDB, Lutheran Church Extension (National City Bank LOC),
2.07%, 7/1/08	1,100	1,100
North Texas Tollway Authority Dallas North Tollway System Revenue VRDB, Series C (FGIC Insured),
7.75%, 7/2/08	4,000	4,000
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
2.05%, 7/1/08	5,200	5,200
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC),
2.10%, 7/1/08	200	200
Valdez Marine Term Revenue Refunding VRDB, Series B, Exxon Pipeline Co. Project,
1.95%, 7/1/08	4,000	4,000

Total Short-Term Investments

(Cost $38,425)		38,425

Total Investments - 99.0%

(Cost $433,020)		408,256
Other Assets less Liabilities - 1.0%		4,026

NET ASSETS - 100.0%		$412,282

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2008, the value of these restricted illiquid securities amounted to approximately $3,712,000 or 0.9 % of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Seminole Indian Tribe of Florida Special Obligation Revenue Bonds (FL),
5.75%, 10/1/22	9/27/07	$1,039
5.25%, 10/1/27	9/27/07-12/12/07	1,909

Vigo County Hospital Authority Revenue Bonds (IN),
5.75%, 9/1/42	6/27/07	997

(3)	When-Issued Security

Percentages shown are based on Net Assets.

At June 30, 2008, the High Yield Municipal Fund’s investments were diversified as follows:

INDUSTRY SECTOR	% OF INVESTMENTS
Development	18.7%
General	8.0
General Obligation	5.7
Higher Education	5.0
Medical	21.4
Pollution	9.0
Power	5.8
All other sectors less than 5%	26.4

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2008 (UNAUDITED)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$433,020

Gross tax appreciation of investments	$3,396
Gross tax depreciation of investments	(28,160)

Net tax depreciation of investments	$(24,764)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the High Yield Municipal Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$13,195	$—
Level 2	395,061	—
Level 3	—	—

Total	$408,256	$—

*	Other financial instruments include futures and forwards, if applicable.

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4%
Arizona - 0.6%
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	$5,000	$5,226

Arkansas - 0.6%
Arkansas Development Finance Authority SFM Revenue Bonds, Series D (AMT), Mortgage Backed Securities Loan (GNMA/FNMA Insured),
5.50%, 1/1/37	5,000	5,017

California - 11.9%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded,
5.00%, 10/1/08	2,000	2,037
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	5,000	5,111
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,550
California Housing Finance Agency Revenue Bonds, Series A (AMT) (FSA Insured),
4.50%, 2/1/20	5,000	4,727
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	15,000	16,452
California State Department of Water Resources Power Supply Revenue Bonds, Series H (FSA Insured),
5.00%, 5/1/21	8,575	9,059
California State Department of Water Resources Power Supply Revenue Bonds, Series K,
5.00%, 5/1/18	10,000	10,658
California State Economic Recovery G.O. Unlimited Bonds, Series A (FGIC-TCRS Insured),
5.00%, 7/1/17	5,000	5,169
California State G.O. Unlimited Bonds,
5.25%, 2/1/25	3,500	3,586
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	390	416
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	135	140
California State G.O. Unlimited Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
Colton Joint Unified School District G.O. Unlimited Bonds, Series A (FGIC Insured),
5.38%, 8/1/26	2,500	2,591
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (AMBAC Insured),
5.00%, 6/1/21	3,000	3,001
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	5,005	5,139
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,037
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/29	3,500	1,185
Riverside Electric Revenue Bonds, Issue D (FSA Insured),
5.00%, 10/1/38	5,000	5,052
Sacramento County Airport System Revenue Bonds, Series A (FSA Insured),
5.00%, 7/1/26	5,020	5,159
Sacramento Municipal Utility District Electric Revenue Bonds, Series U (FSA Insured),
5.00%, 8/15/19	6,000	6,444
San Mateo Union High School District COP Convertible Capital Appreciation, Series B, Phase I Projects (AMBAC Insured),
0.00%, 12/15/43	17,370	8,073

TAX-EXEMPT FIXED INCOME FUND    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
California - 11.9% continued
University of California Revenue Bonds, Multiple Purpose Projects, Series Q (FSA Insured), Prerefunded,
5.00%, 9/1/11	$1,000	$1,071

		98,785

Colorado - 2.1%
E-470 Public Highway Authority Revenue Bonds, Series A1 (MBIA Insured),
5.25%, 9/1/16	10,475	10,895
Metro Wastewater Reclamation District Gross Revenue Refunding Bonds, Sewer Project,
5.45%, 4/1/12	2,000	2,004
Public Authority for Colorado Energy Natural Gas Revenue Bonds,
6.50%, 11/15/38	5,000	4,883

		17,782

Connecticut - 1.4%
Connecticut G.O. Unlimited Bonds, Series A,
5.00%, 4/15/22	10,000	10,554
Connecticut State Special Obligation Rate Reduction Revenue Bonds, Series A,
5.00%, 6/30/09	1,000	1,032

		11,586

Florida - 7.2%
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	200	202
Dade County G.O. Unlimited Refunding Bonds (MBIA Insured),
6.50%, 10/1/10	400	431
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/18	5,000	5,209
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/19	5,000	5,217
Florida State Department of Environmental Protection Preservation Revenue Bonds, Series B (FGIC Insured),
5.25%, 7/1/16	2,380	2,504
Gainesville Utility System Revenue Bonds, Series A (FSA Insured), Prerefunded,
5.00%, 10/1/15	5,000	5,425
Gainesville Utility Systems Revenue Bonds, Series A,
5.25%, 10/1/15	1,065	1,142
5.25%, 10/1/16	1,120	1,200
JEA St. Johns River Revenue Refunding Bonds, Series 17-2,
5.25%, 10/1/13	2,000	2,088
Lee County Transportation Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/14	900	946
Marco Island Utility System Revenue Bonds (MBIA Insured),
5.25%, 10/1/15	2,520	2,666
Miami-Dade County Aviation Revenue Refunding Bonds, Series D (AMT), Miami International Airport (MBIA Insured),
5.25%, 10/1/18	1,645	1,640
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (FGIC Insured),
5.25%, 7/1/25	2,525	2,590
Orange County School Board COP, Series B (FSA, FGIC Insured),
5.00%, 8/1/20	5,005	5,160
5.00%, 8/1/21	5,000	5,125
Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured),
5.38%, 10/1/21	1,000	1,033
Palm Beach County G.O. Unlimited Refunding Bonds, Series B (FGIC Insured),
6.50%, 7/1/10	250	268
Palm Beach County School Board COP Bonds, Series B (FGIC Insured),
5.00%, Mandatory Put 8/1/11	5,000	5,102

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Florida - 7.2% continued
Palm Coast Utility System Revenue Bonds (MBIA Insured),
5.25%, 10/1/21	$1,000	$1,030
Pinellas County Health Facilities Authority Revenue Bonds, Baycare Health System, Prerefunded,
5.50%, 5/15/13	2,500	2,728
South Florida Water Management District Special Obligation Limited Acquisition Revenue Refunding Bonds (AMBAC Insured),
5.25%, 10/1/13	1,250	1,333
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	5,930	6,350

		59,389

Georgia - 2.4%
Fulton County Facilities Corp. COP, Fulton County Public Purpose Project (AMBAC Insured),
5.50%, 11/1/18	6,500	6,804
Georgia State G.O. Unlimited Bonds, Series G,
5.00%, 12/1/20	5,000	5,340
Gwinnett County Development Authority COP, Public Schools Project (MBIA Insured), Prerefunded,
5.25%, 1/1/14	6,000	6,525
Milledgeville-Baldwin County Development Authority Revenue Bonds, College & State University Foundation, Prerefunded,
5.50%, 9/1/14	1,000	1,109

		19,778

Illinois - 5.5%
Chicago O’Hare International Airport Revenue Bonds, Series A, General Airport Third Lien (MBIA Insured),
5.25%, 1/1/26	5,000	5,025
Chicago O’Hare International Airport Revenue Bonds, Series B (FSA Insured),
5.00%, 1/1/19	5,000	5,182
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured),
5.00%, 11/15/25	2,500	2,536
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded,
5.60%, 8/1/08	500	502
Illinois Development Finance Authority Revenue Bonds, Series B, Midwestern University Project, Prerefunded,
5.75%, 5/15/11	500	541
Illinois Educational Facilities Authority Adjustable Revenue Bonds, Field Museum of Natural History Project,
4.60%, Mandatory Put 11/1/15	4,250	4,275
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	827
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	2,398
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,100
Illinois State G.O. Unlimited Bonds,
5.00%, 4/1/25	5,000	5,157
Illinois State G.O. Unlimited Bonds, 1st Series (MBIA Insured),
5.70%, 6/1/19	4,000	4,152
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	5,000	5,182
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured),
5.25%, 6/15/42	9,045	9,154

		46,031

Indiana - 0.8%
Merrillville Multi School Building Corp. Revenue Bonds, First Mortgage (State Aid Withholding),
5.25%, 7/15/26	1,000	1,017

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Indiana - 0.8% continued
Wayne Township Marion County School Building Corp. Revenue Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 1/15/14	$5,000	$5,439

		6,456

Iowa - 1.1%
Iowa Finance Authority Hospital Facility Revenue Bonds, Mercy Medical Center Project (FSA Insured), Prerefunded,
6.00%, 8/15/09	3,610	3,803
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded,
5.60%, 6/1/11	5,000	5,369

		9,172

Kansas - 0.9%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
5.25%, 11/15/15	1,385	1,434
6.25%, 11/15/18	1,600	1,694
Wichita Water & Sewer Utility Revenue Bonds (FGIC Insured),
5.25%, 10/1/18	4,000	4,198

		7,326

Louisiana - 1.3%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
5.00%, 8/1/15	10,000	10,669

Maryland - 1.3%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series,
5.00%, 8/1/20	10,000	10,669

Massachusetts - 2.9%
Lawrence G.O. Limited Bonds (AMBAC Insured - State Aid Withholding), Prerefunded,
5.50%, 2/1/11	2,625	2,790
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute,
5.25%, 12/1/24	2,000	2,063
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured),
6.25%, 4/1/20	5,000	6,009
Massachusetts School Building Authority Dedicated Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/19	5,000	5,279
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series B, Partners Healthcare System,
5.25%, 7/1/12	3,450	3,533
Massachusetts State Housing Finance Agency Revenue Bonds, Series III (AMT), Single Family,
3.45%, 12/1/09	1,050	1,057
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority),
5.00%, 8/1/24	3,200	3,234

		23,965

Michigan - 0.3%
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), Prerefunded,
4.88%, 12/1/08	2,500	2,558

Minnesota - 1.0%
Minneapolis and St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 1/1/24	5,000	5,034
Minnesota State G.O. Unlimited Bonds,
5.00%, 10/1/09	2,500	2,588
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured),
5.35%, 7/1/17	470	482

		8,104

Mississippi - 0.7%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	5,000	5,296

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Mississippi - 0.7% continued
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	$105	$105

		5,401

Missouri - 1.0%
Bi-State Development Agency Missouri - Illinois District Revenue Bonds, Series B, Metrolink Cross County Project (FSA Insured),
5.25%, 10/1/17	2,620	2,800
Missouri State Highways & Transit Commission Revenue Bonds, Second Lien,
5.25%, 5/1/21	5,000	5,356

		8,156

Nevada - 1.3%
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/10	10,000	10,416

New Jersey - 2.4%
New Jersey Economic Development Authority Revenue Bonds, Cigarette Tax,
5.63%, 6/15/19	3,985	3,951
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	5,000	5,297
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	492
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance,
6.25%, 7/1/17	555	596
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,500	2,660
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, Transportation System (FSA Insured),
4.00%, 12/15/17	5,000	5,000
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, Transportation System (AMBAC Insured),
5.25%, 12/15/15	1,500	1,622

		19,618

New Mexico - 1.1%
New Mexico SFM Finance Authority Revenue Bonds, Series A (AMT) (GNMA/FNMA/FHLMC Insured),
5.75%, 7/1/38	4,000	4,051
Santa Fe City Gross Receipts TRB,
6.00%, 6/1/11	5,250	5,266

		9,317

New York - 13.9%
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,600
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (FGIC Insured), Prerefunded,
6.13%, 4/1/10	3,815	4,046
Metropolitan Transportation Authority Revenue Bonds, Series B (MBIA Insured),
5.25%, 11/15/20	10,000	10,647
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.00%, Mandatory Put 11/15/12	2,750	2,863
New York City G.O. Unlimited Bonds, Series A, Prerefunded,
6.00%, 5/15/10	305	327
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/19	30	32
New York City G.O. Unlimited Bonds, Series I,
5.00%, 8/1/15	10,000	10,564
New York City Housing Development Corp. Revenue Bonds, Series A, Housing Authority Program (FGIC Insured),
5.00%, 7/1/25	2,000	2,016

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
New York - 13.9% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Prerefunded,
6.00%, 6/15/10	$5,000	$5,370
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured,
5.00%, 2/1/19	5,900	6,067
New York Local Government Assistance Corp. Revenue Refunding Bonds, Series C (MBIA-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	2,500	2,796
New York Municipal Bond Bank Agency Special School Purpose Revenue Bonds, Series C (State-Aid Withholding),
5.25%, 6/1/17	10,000	10,616
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Municipal Water Finance Authority,
5.00%, 6/15/20	5,245	5,532
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Prerefunded,
6.00%, 6/15/09	170	177
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A, Revolving Funds, Unrefunded Balance,
6.00%, 6/15/16	1,330	1,376
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds, Municipal Water Finance,
5.00%, 6/15/25	5,000	5,160
New York State Thruway Authority Revenue Bonds, Series A, General Highway and Bridge Trust Fund (AMBAC Insured),
5.00%, 4/1/20	2,500	2,621
New York State Thruway Authority Revenue Bonds, Series A, Highway and Bridge Trust Fund (FSA Insured), Prerefunded,
6.00%, 4/1/10	1,000	1,068
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,373
New York State Urban Development Corp. Personal Income TRB, State Facilities, Series A, Prerefunded,
5.13%, 3/15/12	1,000	1,065
New York State Urban Development Corp. Subordinate Lien Revenue Bonds (G.O. of Corp.),
5.50%, 7/1/16	1,250	1,260
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured),
5.25%, 10/15/19	5,100	5,389
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.25%, 6/1/13	5,000	5,008
5.50%, 6/1/15	5,000	5,130
5.50%, 6/1/18	5,000	5,232
5.50%, 6/1/19	2,500	2,627
5.50%, 6/1/20	5,000	5,232
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (MBIA Insured),
5.50%, 11/15/19	5,000	5,504

		115,698

North Carolina - 2.5%
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A,
5.20%, 1/1/10	2,505	2,564
North Carolina Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.25%, 1/1/19	5,000	5,279
North Carolina G.O. Unlimited Bonds, Series A, Prerefunded,
5.25%, 3/1/15	10,000	10,970
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A,
5.25%, 1/1/20	2,000	2,065

		20,878

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Ohio - 1.0%
Akron G.O. Limited Bonds, Prerefunded,
5.75%, 12/1/10	$1,000	$1,078
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	5,000	5,049
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	585	593
River Valley Local School District G.O. Unlimited Bonds, School Facilities Construction & Improvement (FSA Insured), Prerefunded,
5.25%, 11/1/11	1,235	1,318

		8,038

Oregon - 0.4%
Portland Airport Way Urban Renewal & Redevelopment Tax Increment Bonds, Series A (AMBAC Insured), Prerefunded,
6.00%, 6/15/10	3,450	3,700

Pennsylvania - 5.7%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center,
5.00%, 6/15/18	7,000	7,141
North Pocono School District G.O. Unlimited Bonds (FGIC State Aid Withholding Insured), Prerefunded,
5.00%, 3/15/13	5,000	5,327
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue Bonds, Series A (AMT), Amtrak Project,
6.13%, 11/1/21	1,200	1,220
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	761
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 8/1/20	5,000	5,305
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured),
5.00%, 7/1/09	5,000	5,155
Pennsylvania State Higher Education Assistance Agency Revenue Bonds, Capital Acquisition (MBIA Insured - G.O. of Agency), Prerefunded,
6.00%, 12/15/10	1,815	1,952
6.13%, 12/15/10	1,925	2,076
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System,
6.00%, 1/15/22	2,000	2,117
Pennsylvania State Turnpike Commission Oil Franchise Refunding TRB, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,314
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.25%, 12/15/22	5,430	5,729
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,277

		47,374

Puerto Rico - 2.3%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded,
5.25%, 7/1/12	10,000	10,583
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured),
5.50%, 7/1/20	7,000	7,164
Puerto Rico Municipal Financing Agency G.O. Unlimited Bonds, Series A (FSA Insured), Prerefunded,
6.00%, 8/1/09	1,000	1,053

		18,800

South Carolina - 2.6%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District,
5.25%, 12/1/19	3,500	3,636

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
South Carolina - 2.6% continued
Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series A-3 (Assured Guaranty Insured),
5.00%, 1/1/18	$8,000	$8,382
South Carolina Housing Finance & Development Authority Mortgage Revenue Bonds, Series C-2 (AMT) (FSA Insured, FHA/VA Gtd.),
5.50%, 7/1/37	8,355	8,362
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,250	1,313

		21,693

Tennessee - 1.5%
Memphis-Shelby County Airport Authority Revenue Bonds, Series D (AMT) (AMBAC Insured),
6.25%, 3/1/15	2,000	2,063
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 5/15/20	10,000	10,615

		12,678

Texas - 8.5%
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), Prerefunded,
0.00%, 8/15/10	2,225	737
Ennis Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, Unrefunded Balance (PSF Gtd.),
0.00%, 8/15/26	1,140	367
Frisco Independent School District Building G.O. Unlimited Bonds (PSF Gtd.),
6.50%, 8/15/14	1,535	1,707
Grapevine-Colleyville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.00%, 8/15/21	5,000	5,191
Leander Independent School District Capital Appreciation Refunding G.O. Unlimited Bonds, School Building (PSF Gtd.),
0.00%, 8/15/35	10,000	2,112
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.25%, 8/15/18	5,000	5,373
Lower Colorado River Authority Revenue Refunding Bonds,
5.75%, 5/15/37	5,000	5,166
North Texas Tollway Authority Capital Appreciation Revenue Refunding Bonds, System First Tier (Assured Guaranty Insured),
0.00%, 1/1/30	25,000	7,704
North Texas Tollway Authority Revenue Refunding Bonds, Series A, System First Tier,
6.00%, 1/1/25	5,000	5,259
5.75%, 1/1/40	5,000	5,014
Panhandle Regional Multifamily Housing Finance Agency Corp. Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	500	530
Sabine River Authority Revenue Refunding Bonds, Southwestern Electric Co. (MBIA Insured),
4.95%, 3/1/18	3,000	2,949
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,025
6.00%, 10/1/21	1,250	1,283
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/09	875	902
San Antonio Electric & Gas Unrefunded Balance Revenue Bonds, Series A,
5.25%, 2/1/16	6,490	6,649
Texas Municipal Power Agency Revenue Refunding Bonds, Sub Lien (FGIC Insured),
4.40%, 9/1/11	5,000	5,004

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.4% continued
Texas - 8.5% continued
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (AMBAC Insured),
0.00%, 8/15/27	$20,000	$7,437
University of Houston Revenue Refunding Bonds (FSA Insured), (1)
5.25%, 2/15/20	5,655	6,069

		70,478

Virgin Islands - 0.1%
Virgin Islands PFA Revenue Bonds, Series A, Gross Receipts Tax Lien Note,
5.63%, 10/1/10	540	554

Virginia - 1.2%
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series C (AMT),
4.50%, 7/1/15	3,000	2,952
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series F - Subseries F-1 (G.O. of Authority Insured),
4.00%, 4/1/12	2,000	2,035
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Series E - Subseries E-1 (AMT) (G.O. of Authority Insured),
4.00%, 4/1/10	5,100	5,176

		10,163

Washington - 1.9%
King County Sewerage Revenue Refunding Bonds, Series B (FSA Insured),
5.13%, 1/1/24	5,000	5,143
Washington State G.O. Unlimited Bonds, Series S-4,
5.75%, 1/1/12	10,000	10,377

		15,520

Total Municipal Bonds

(Cost $745,902)		740,995

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
AIM Tax-Free Cash Reserve Portfolio	8,166,999	$8,167
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	6,068,431	6,068

Total Investment Companies

(Cost $14,235)		14,235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.7%
Collier County Health Facilities Authority Revenue VRDB, Cleveland Health Clinic, Series C-1 (JPMorgan Chase & Co. LOC),
1.70%, 7/1/08	$1,600	$1,600
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Series V1, Yale University,
2.85%, 7/1/08	1,000	1,000
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3,
1.70%, 7/1/08	2,400	2,400
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
1.70%, 7/1/08	11,600	11,600
Highlands County Health Facilities Authority Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC),
1.50%, 7/3/08	95	95
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa (LaSalle Bank N.A. LOC),
1.95%, 7/1/08	4,400	4,400
Las Vegas Economic Development Revenue VRDB, Keep Memory Alive Project (Bank of New York LOC),
1.56%, 7/3/08	11,800	11,800
Lee County Housing Finance Authority Multifamily Housing Revenue Refunding Adjustable Bonds, Series A, Forestwood Apartments Project A (FNMA Insured),
1.51%, 7/15/08	300	300

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 8.7% continued
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1,
1.23%, 7/3/08	$650	$650
Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, Loop LLC Project (SunTrust Bank LOC),
2.50%, 7/1/08	1,200	1,200
Massachusetts State G.O. Unlimited VRDB, Series B,
2.85%, 7/1/08	19,500	19,500
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University,
1.18%, 7/3/08	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC),
2.25%, 7/1/08	2,100	2,100
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Series B, Chevron USA, Inc. Project,
2.50%, 7/1/08	2,450	2,450
Palm Beach County Health Facilities Authority Revenue VRDB, Bethesda Healthcare Systems Project (SunTrust Bank LOC),
2.50%, 7/1/08	1,500	1,500
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
2.05%, 7/1/08	6,400	6,400
Valdez Marine Terminal Revenue Refunding VRDB, Series B, BP Pipelines Project,
2.05%, 7/1/08	310	310

Total Short-Term Investments

(Cost $72,305)		72,305

Total Investments - 99.8%

(Cost $832,442)		827,535
Other Assets less Liabilities - 0.2%		1,911

NET ASSETS - 100.0%		$829,446

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At June 30, 2008, industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	6.1%
General	7.0
General Obligation	19.1
Medical	5.3
Power	9.3
School District	6.2
Transportation	13.0
Utilities	6.3
All other sectors less than 5%	27.7

Total	100.0%

Federal Tax Information:

At June 30,2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$832,442

Gross tax appreciation of investments	$5,254
Gross tax depreciation of investments	(10,161)

Net tax depreciation of investments	$(4,907)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$14,235	$—
Level 2	813,300	—
Level 3	—	—

Total	$827,535	$—

*	Other financial instruments include futures and forwards, if applicable.

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Freddic Mac

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - Public Finance Authority

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VA - Veterans Administration

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.6%
Alabama - 1.0%
Jefferson County Sewer Capital Improvement Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.50%, 2/1/11	$2,000	$2,144

Alaska - 0.4%
Alaska Municipal Bond Bank Authority Revenue Bonds, Series C (MBIA Insured), Prerefunded,
5.75%, 9/15/10	750	798

Arizona - 3.9%
Arizona School Facilities Board Revenue Bonds, Series A, State School Trust,
5.25%, 7/1/10	2,000	2,076
Arizona School Facilities Board Revenue Bonds, State School Improvement, Prerefunded,
5.25%, 7/1/12	1,125	1,208
Maricopa County School District No. 4 G.O. Unlimited Bonds, Series E, Project of 1995, Prerefunded,
4.50%, 7/1/08	280	280
Phoenix Civic Improvement Corp. Municipal Facilities Subordinate Excise TRB (FGIC Insured), Prerefunded,
5.75%, 7/1/10	1,000	1,069
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	2,000	2,090
Pima County Street & Highway Revenue Bonds (FGIC Insured),
4.25%, 7/1/11	1,540	1,554

		8,277

California - 4.7%
California State Economic Recovery G.O. Unlimited Bonds, Series A,
5.25%, 7/1/14	3,000	3,274
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/12	1,000	1,060
5.00%, 5/1/14	2,400	2,549
San Joaquin County Transportation Authority Sales Tax Revenue Senior Notes,
5.00%, 4/1/11	3,000	3,151

		10,034

Colorado - 5.9%
Adams County School District No. 12 G.O. Unlimited Bonds (FSA State Aid Withholding Insured), Prerefunded,
6.50%, 12/15/08	200	205
Broomfield COP, Open Space Park and Recreation Facilities (AMBAC Insured),
5.75%, 12/1/14	2,000	2,097
Colorado Department of Transportation Revenue Anticipation Notes, Series A (MBIA Insured),
5.50%, 6/15/12	1,000	1,077
Denver City & County G.O. Unlimited Bonds, Justice System,
5.00%, 8/1/13	1,275	1,368
E-470 Public Highway Authority Revenue Bonds, Series B2 (MBIA Insured),
5.00%, Mandatory Put 9/2/11	2,000	2,030
Regional Transportation District COP, Transit Vehicles, Series A (AMBAC Insured),
5.00%, 12/1/16	2,730	2,880
Regional Transportation District Refunding COP, Series A (FGIC Insured),
5.00%, 6/1/11	1,750	1,818
Regional Transportation District Sales TRB, Series A, Fastracks Project (AMBAC Insured), Prerefunded,
5.00%, 11/1/16	1,000	1,087

		12,562

Florida - 5.2%
Florida State Board of Education Capital Outlay 2007 G.O. Unlimited Bonds, Series B,
4.00%, 6/1/12	675	691
Florida State Department of Environmental Protection Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/10	1,500	1,558
Florida State Department of Transportation Right of Way Refunding G.O. Unlimited Bonds, Series B,
6.38%, 7/1/14	1,500	1,718
Orlando Utilities Commission Water & Electricity Revenue Refunding Bonds, Prerefunded,
5.25%, 10/1/11	2,625	2,823

TAX-EXEMPT FIXED INCOME PORTFOLIOS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.6% continued
Florida - 5.2% continued
Polk County Transportation Improvement Revenue Bonds (FSA Insured), Prerefunded,
5.25%, 12/1/10	$1,000	$1,066
Seminole County Water & Sewerage Revenue Bonds (MBIA-IBC Insured), Prerefunded,
5.38%, 10/1/09	2,000	2,097
Tallahassee Blueprint 2000 Intergovernmental Agency Revenue Bonds (MBIA Insured),
5.00%, 10/1/14	500	529
Tampa Bay Water Utility System Revenue Bonds, Series B (FGIC Insured),
5.00%, 10/1/08	500	504

		10,986

Georgia - 4.0%
Coweta County Development Authority Revenue Bonds, Newnan Water & Sewerage Project (AMBAC Insured), Prerefunded,
5.25%, 1/1/10	1,000	1,049
De Kalb County School District G.O. Unlimited (State Aid Withholding),
5.00%, 2/1/11	1,000	1,048
Georgia State Road & Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/13	3,000	3,215
Gwinnett County Water & Sewerage Authority Revenue Bonds (County Gtd.), Prerefunded,
5.00%, 8/1/12	1,000	1,065
Private Colleges & Universities Authority Revenue Bonds, Series B, Emory University,
5.00%, 9/1/11	2,000	2,105

		8,482

Hawaii - 0.6%
Hawaii State G.O. Unlimited Bonds, Series CU (MBIA Insured), Prerefunded,
5.50%, 10/1/10	1,165	1,235

Idaho - 0.4%
University of Idaho Adjustable Revenue Refunding Bonds, Series A (FSA Insured),
4.38%, Mandatory Put 4/1/11	750	769

Illinois - 4.0%
Arlington Heights G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/08	300	303
Chicago G.O. Unlimited, Lakefront Millenium Parking Facility (MBIA Insured), Prerefunded,
5.70%, 1/1/12	700	766
Chicago Transit Authority Revenue Bonds, Federal Transit Administration Section 5309, (Assured Guaranty Insured),
5.00%, 6/1/12	1,385	1,464
Kendall, Kane and Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 10/1/12	1,000	1,077
Lake County Warren Township High School District No. 121 Gurnee G.O. Unlimited Refunding Bonds, Series D (FGIC Insured), Prerefunded,
5.25%, 9/1/14	2,410	2,625
Metropolitan Pier & Exposition Authority Dedicated TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	2,250	2,332

		8,567

Indiana - 3.5%
Indiana Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,636
Indiana University Revenue Bonds, Series O, Student Fee (FGIC Insured),
5.00%, 8/1/11	600	629
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series D,
5.25%, 1/10/15	2,430	2,591
Mount Vernon of Posey County Multi- School Building Corp. Revenue Bonds, First Mortgage (AMBAC Insured-State Aid Withholding),
4.00%, 1/15/13	500	508

		7,364

Kentucky - 0.5%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project #66 (MBIA Insured), Prerefunded,
5.75%, 5/1/10	1,000	1,055

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.6% continued
Louisiana - 1.1%
Louisiana State G.O. Unlimited Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 11/15/10	$1,250	$1,320
5.00%, 4/1/12	1,000	1,061

		2,381

Maryland - 0.5%
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/12	1,000	1,064

Massachusetts - 2.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/14	2,740	2,958
Massachusetts State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
5.00%, 8/1/11	1,500	1,578
Massachusetts State Refunding G.O. Unlimited, Series A,
6.00%, 11/1/11	1,275	1,387

		5,923

Michigan - 1.4%
Charles Stewart Mott Community College G.O. Unlimited Bonds, Building & Improvement (FGIC Insured), Prerefunded,
5.50%, 5/1/10	1,775	1,865
Detroit Water Supply Systems Revenue Bonds, Series A, Senior Lien (MBIA Insured), Prerefunded,
5.25%, 7/1/13	1,000	1,083

		2,948

Minnesota - 1.0%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds, Subseries B (FGIC Insured),
5.00%, 1/1/20	1,000	984
Minnesota PFA Water PCR Bonds, Series A,
5.00%, 3/1/12	1,000	1,060

		2,044

Mississippi - 0.3%
Mississippi State G.O. Unlimited Refunding Bonds,
5.75%, 12/1/11	510	552

Nevada - 1.2%
Clark County Revenue Bonds, Series A, Subordinate Lien (MBIA Insured), Prerefunded,
6.00%, 7/1/10	550	591
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.50%, 6/15/13	2,000	2,080

		2,671

New Jersey - 5.8%
Atlantic City G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
4.75%, 8/15/08	200	201
Morris County G.O. Unlimited, Prerefunded,
4.50%, 9/15/08	290	292
New Jersey COP, Series A, Equipment Lease Purchase,
5.00%, 6/15/12	2,500	2,603
New Jersey Economic Development Authority Revenue Bonds, School Facility Construction (FSA Insured),
5.00%, Mandatory Put 9/1/14	2,500	2,648
New Jersey Economic Development Authority Revenue Bonds, Series A, School Facilities Construction (AMBAC Insured), Prerefunded,
5.25%, 6/15/11	1,700	1,807
New Jersey State G.O. Unlimited Refunding Bonds, Series J (FGIC-TCRS Insured),
5.00%, 7/15/11	1,000	1,052
New Jersey State Transit Corp. COP Bonds, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,128
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A (FSA Insured),
3.75%, 12/15/12	1,500	1,503

		12,234

New Mexico - 2.5%
Albuquerque Water and Sewer System Improvement Revenue Refunding Bonds, Series A,
5.25%, 7/1/09	1,275	1,319
New Mexico Severance Tax Revenue Bonds, Series A-1,
4.00%, 7/1/16	4,000	4,016

		5,335

TAX-EXEMPT FIXED INCOME PORTFOLIOS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.6% continued
New York - 3.8%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Prerefunded,
6.00%, 6/15/10	$4,000	$4,296
New York G.O. Unlimited Bonds, Series C,
5.25%, 8/1/11	2,000	2,111
New York State Dormitory Authority Revenue Bonds, Series D, Supported Debt, Unrefunded Balance 2007 (MBIA Insured),
5.00%, 8/15/08	375	376
New York State Tollway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund,
5.00%, 4/1/14	1,000	1,075
Triborough Bridge & Tunnel Authority Subordinate Revenue Bonds,
4.00%, 11/15/08	250	252

		8,110

North Carolina - 1.7%
North Carolina Eastern Municipal Power Agency Revenue Refunding Bonds, Series B (FGIC-TCRS Insured),
6.13%, 1/1/09	3,500	3,552

Ohio - 0.5%
Ohio State Building Authority Revenue Refunding Bonds, Series A, State Facilities Administration Building Project, (FSA Insured),
5.00%, 4/1/09	1,000	1,024

Oregon - 1.5%
Clackamas County School District No. 86 G.O. Unlimited Bonds (School Board Gtd.), Prerefunded,
5.25%, 6/15/10	1,000	1,049
Multnomah Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds (FSA Insured School Bond Gtd.), Prerefunded,
5.11%, 6/15/11	1,000	1,070
Umatilla County School District No. 8R Hermiston G.O. Unlimited Bonds (MBIA Insured), Prerefunded,
5.20%, 6/15/09	1,000	1,032

		3,151

Pennsylvania - 1.9%
Lehigh County General Purpose Authority Revenue Bonds, Saint Lukes Bethlehen Hospital, Prerefunded,
5.38%, 8/15/13	1,000	1,086
Pennsylvania State G.O. Unlimited Refunding (AMBAC Insured),
5.13%, 9/15/08	985	992
Pennsylvania Turnpike Commission Revenue Anticipation Notes, Series A (AMBAC Insured),
4.00%, 10/15/09	2,000	2,010

		4,088

South Carolina - 1.4%
Greenville County School District Revenue Bonds, Prerefunded,
5.50%, 12/1/12	1,750	1,916
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,000	1,050

		2,966

Texas - 6.2%
Corpus Christi G.O. Certificates (FSA Insured), Prerefunded,
5.75%, 3/1/11	1,000	1,070
Fort Worth G.O. Certificates (FSA Insured), Prerefunded,
4.38%, 3/1/13	1,000	1,040
Galena Park Independent School District G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
5.75%, 8/15/10	300	319
Harris County Revenue Refunding Bonds Senior Lien, Toll Road (FSA Insured),
5.38%, 8/15/09	1,000	1,037
Irving Improvement Refunding G.O. Limited Bonds,
5.00%, 9/15/11	1,000	1,057
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/13	1,000	1,051
McKinney G.O. Limited Bonds, Series B, Prerefunded,
5.50%, 8/15/09	400	415
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/12	2,000	2,067

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 80.6% continued
Texas - 6.2% continued
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.50%, Mandatory Put 12/1/10	$2,000	$2,027
San Antonio Electric & Gas Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/09	225	232
San Antonio General Improvement Refunding G.O. Limited Bonds,
4.00%, 8/1/12	1,585	1,623
Texas State G.O. Unlimited Bonds, Transportation Commission-Mobility Fund,
5.00%, 4/1/13	1,250	1,333

		13,271

Utah - 4.3%
Alpine School District G.O. Unlimited Bonds (School Bond Gtd.), Prerefunded,
5.25%, 9/15/11	2,000	2,132
Intermountain Power Agency Revenue Refunding Bonds, Series A,
5.50%, 7/1/14	3,500	3,735
University of Utah COP (MBIA Insured) Escrowed to Maturity,
6.00%, 12/1/08	2,000	2,033
Utah State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/08	200	200
Utah State G.O. Unlimited Refunding Bonds, Series B,
5.38%, 7/1/12	1,000	1,079

		9,179

Virginia - 1.2%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 12/1/13	1,000	1,081
Virginia Public Building Facilities Authority Revenue Bonds, Series B,
5.00%, 8/1/12	1,355	1,443

		2,524

Washington - 5.5%
Energy Northwest Electric Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	3,500	3,741
Franklin County Public Utility District No. 001 Electric Revenue Bonds (MBIA Insured), Prerefunded,
5.63%, 9/1/12	1,000	1,091
King County Sewer Revenue Refunding Bonds, Series B (FSA Insured),
5.50%, 1/1/15	1,500	1,590
Tacoma Solid Waste Utilities Revenue Refunding Bonds (AMBAC Insured), Prerefunded,
5.25%, 12/1/11	3,000	3,174
Washington State G.O. Unlimited Bonds, Series C, Various Purpose (FGIC Insured),
5.25%, 1/1/19	2,000	2,062

		11,658

Wisconsin - 0.5%
Wisconsin State G.O. Unlimited, Series F (FSA Insured), Prerefunded,
5.50%, 5/1/12	1,000	1,080
Wyoming - 1.4%
Campbell County Recreation Project Joint Power Board Lease Revenue Bonds,
5.00%, 6/15/12	3,000	3,098

Total Municipal Bonds

(Cost $171,756)		171,126

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANY - 1.0%
AIM Tax-Free Cash Reserve Portfolio	2,145,519	2,146

Total Investment Company

(Cost $2,146)		2,146

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.4%
Alexandria IDA Revenue Refunding VRDB, Goodwin House (Wachovia Bank N.A. LOC),
1.95%, 7/1/08	$200	200
California State Department of Water Resources Power Supply Revenue VRDB, Series C-7 (FSA Insured),
1.30%, 7/3/08	300	300
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project,
1.61%, 7/3/08	3,400	3,400

TAX-EXEMPT FIXED INCOME PORTFOLIOS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.4% continued
Cleveland Refunding COP VRDB, Cleveland Stadium Project (AMBAC Insured) (Wachovia Bank N.A LOC),
1.47%, 7/2/08	$800	$800
Everett Public Facilities District Project Revenue VRDB,
2.43%, 7/1/08	2,000	2,000
Gainesville Utilities Systems Revenue VRDB, Series A,
1.53%, 7/2/08	200	200
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
1.70%, 7/1/08	800	800
Illinois Finance Authority Revenue VRDB, Series B-1, Northwestern Memorial Hospital,
1.85%, 7/1/08	1,800	1,800
Illinois Finance Authority Revenue VRDB, Series B-2, Northwestern Memorial Hospital,
1.70%, 7/1/08	300	300
Iowa Finance Authority Health Care Facilities Revenue VRDB, Care Initiatives Project (KBC Bank N.V. LOC),
2.43%, 7/1/08	770	770
Jackson County Economic Development Corp. Revenue VRDB, Series A, Viste Grande Villa,
1.95%, 7/1/08	300	300
Jacksonville PCR Daily Refunding VRDB, Florida Power and Light Co. Project,
2.40%, 7/1/08	400	400
Kansas Development Finance Authority Revenue VRDB, Series BB, VLG Shalom Obligation Group (Sovereign Bank FSB LOC),
1.51%, 7/3/08	775	775
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-1,
1.23%, 7/3/08	350	350
Loudoun County IDA Revenue VRDB, Series E, Howard Hughes Medical Center,
1.48%, 7/2/08	1,900	1,900
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project,
1.95%, 7/1/08	800	800
Lufkin Health Facilities Development Corp. Revenue Refunding VRDB, Memorial Health System (Wachovia Bank N.A. LOC),
2.72%, 7/1/08	1,000	1,000
Massachusetts State G.O. Unlimited VRDB, Series B,
2.85%, 7/1/08	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC),
2.25%, 7/1/08	2,000	2,000
Minneapolis & State Paul Housing & Redevelopment Authority Healthcare System Revenue VRDB, Series A, Childrens Hospital Clinics (FSA Insured),
2.45%, 7/1/08	1,200	1,200
Mississippi Business Finance Commission Revenue Bonds, VRDB, Series B, Chevron USA Inc. Project,
2.50%, 7/1/08	3,000	3,000
Missouri State Health & Educational Facilities Authority Educational Facilities VRDB, Series B, Saint Louis University,
2.43%, 7/1/08	400	400
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,
1.70%, 7/1/08	900	900
Parma Hospital Improvement Revenue VRDB, Series C, Parma Community General Hospital (JP Morgan Chase Bank LOC),
1.56%, 7/3/08	2,000	2,000
Rockford Adjustable Revenue VRDB, Wesley Willows Obligation (M&I Marshall Ilsley LOC),
1.98%, 7/1/08	1,920	1,920
Sevier County Public Building Authority Adjustable Revenue VRDB, Series IV-3, Local Government Public Improvement (FSA Municipal Government Insured),
2.73%, 7/1/08	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.4% continued
Texas Water Development Board Revenue Refunding VRDB, Sub Lien Series A, State Revolving,
2.05%, 7/1/08	$1,400	$1,400
University of Texas Revenue Refunding VRDB, Series B,
1.25%, 7/3/08	300	300
Valdez Alaska Marine Term Revenue Refunding VRDB, Series A, Exxon Pipeline Co. Project,
1.95%, 7/1/08	200	200
Wayne Charter County Economic Development Corp. Limited Obligation Revenue VRDB, University Detroit Jesuit Project (Allied Irish Bank PLC LOC),
1.56%, 7/3/08	600	600

Total Short-Term Investments

(Cost $37,015)		37,015

Total Investments - 99.0%

(Cost $210,917)		210,287
Other Assets less Liabilities - 1.0%		2,062

NET ASSETS - 100.0%		$212,349

Percentages shown are based on Net Assets.

At June 30, 2008, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.2%
General	9.4
General Obligation	20.8
Medical	6.7
Power	7.4
School District	6.5
Transportation	15.6
Utilities	8.5
All other sectors less than 5%	19.9

Total	100.0%

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$210,917

Gross tax appreciation of investments	$700
Gross tax depreciation of investments	(1,330)

Net tax depreciation of investments	$(630)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$2,146	$—
Level 2	208,141	—
Level 3	—	—

Total	$210,287	$—

*	Other financial instruments include futures and forwards, if applicable.

TAX-EXEMPT FIXED INCOME PORTFOLIOS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2008 (UNAUDITED)

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

FSB - Federal Savings Bank

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PCR - Pollution Control Revenue

PSF - Permanent School Fund

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

TAX-EXEMPT FIXED INCOME PORTFOLIOS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3%
Arizona - 2.6%
Arizona Student Loan Acquisition Authority Revenue Refunding Bonds, Series A-1 (AMT) (Student Loans Gtd.),
5.90%, 5/1/24	$1,000	$1,017
Maricopa County Unified School District No 89 Dysart G.O. Bonds, Series B, School improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	3,500	3,500
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds,
6.25%, 7/1/15	235	239
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Prerefunded,
6.25%, 7/1/08	2,765	2,765
Phoenix Civic Improvement Corp. District Capital Appreciation Revenue Bonds, Series B (FGIC Insured),
0.00%, 7/1/20	2,045	1,685
Phoenix Civic Improvement Corp. Revenue Bonds, Light Rail Project (AMBAC Insured),
5.00%, 7/1/15	5,000	5,311
Phoenix Civic Improvement Corp. Transit Excise TRB, Light Rail Project (AMBAC Insured),
5.00%, 7/1/17	5,000	5,226

		19,743

Arkansas - 0.8%
Arkansas Development Finance Authority SFM Revenue Bonds, Series D (AMT), Mortgage Backed Securities Loan (GNMA/FNMA Insured),
5.50%, 1/1/37	6,150	6,171

California - 15.6%
Anaheim PFA Revenue Bonds, Electric System Distributing Facilities (MBIA Insured), Prerefunded,
5.00%, 10/1/08	2,345	2,388
Antelope Valley Community College District G.O. Bonds, Series B, Election 2004 (MBIA Insured),
5.25%, 8/1/39	2,000	2,023
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (FGIC Insured),
5.00%, 8/1/17	5,000	5,111
Bay Area Governments Association Infrastructure Financing Authority Revenue Bonds, Payment Acceleration Notes (XLCA Insured),
5.00%, 8/1/13	2,500	2,550
California State Department of Water Resources Power Supply Revenue Bonds, Series A,
6.00%, 5/1/14	20,000	21,936
California State Department of Water Resources Revenue Bonds, Series H, Power Supply (FSA Insured),
5.00%, 5/1/21	5,000	5,282
California State Department of Water Resources Revenue Bonds, Series K, Power Supply,
5.00%, 5/1/18	2,600	2,771
California State G.O. Unlimited Bonds,
5.25%, 2/1/25	3,500	3,586
California State G.O. Unlimited Bonds, Prerefunded,
5.75%, 5/1/10	400	426
5.75%, 5/1/10	50	53
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.75%, 5/1/30	130	135
California State Public Works Board Lease Revenue Bonds, Series A, Department of Mental Health-Coalinga,
5.13%, 6/1/29	3,000	3,004
Colton Joint Unified School District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2001 (FGIC Insured),
0.00%, 2/1/32	5,800	1,492
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Bonds, Series A, Enhanced Asset Backed (BHAC-CR FGIC Insured),
5.00%, 6/1/35	4,000	3,971

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
California - 15.6% continued
Kern High School District G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
6.60%, 2/1/17	$1,845	$1,993
6.60%, 8/1/17	1,825	1,971
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (FSA Insured),
5.00%, 10/1/21	5,000	5,134
Los Angeles Department of Water & Power Revenue Bonds, Series B (FSA Insured),
5.00%, 7/1/35	2,775	2,791
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (MBIA Insured),
5.00%, 7/1/29	2,500	2,523
Menlo Park G.O. Unlimited Bonds,
5.25%, 8/1/27	1,000	1,037
Moreland School District G.O. Unlimited Bonds, Series C, Election of 2002 (FGIC Insured),
0.00%, 8/1/28	3,000	1,079
Orange County Sanitation District COP (FGIC Insured), Prerefunded,
5.25%, 8/1/13	10,000	10,924
Riverside California Electric Revenue Bonds, Issue D (FSA Insured),
5.00%, 10/1/38	10,000	10,103
Sacramento Municipal Utility District Electric Revenue Bonds, Series K (AMBAC Insured),
5.25%, 7/1/24	10,000	10,453
San Francisco City & County Public Utilities Commission Revenue Bonds, Series A (FSA Insured),
4.75%, 11/1/36	15,000	14,634
Southern California Public Power Authority Revenue Bonds, Series A, Natural Gas Project No.1,
5.00%, 11/1/33	2,000	1,859
Walnut Valley Unified School District G.O. Unlimited Bonds, Series A (MBIA Insured), Escrowed to Maturity,
6.00%, 8/1/13	1,000	1,127

		120,356

Colorado - 2.5%
Colorado Health Facilities Authority Revenue Bonds, Portercare Adventist Health Hospital, Prerefunded,
6.50%, 11/15/11	1,000	1,111
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (MBIA Insured),
6.00%, 1/1/14	3,360	3,414
E-470 Public Highway Authority Revenue Bonds, Series A1 (MBIA Insured),
5.50%, 9/1/24	10,000	10,177
Public Authority for Colorado Energy Natural Gas Purpose Revenue Bonds,
6.50%, 11/15/38	5,000	4,883

		19,585

Connecticut - 2.0%
Connecticut G.O. Unlimited Bonds, Series A,
5.00%, 4/15/22	7,910	8,348
Connecticut State Higher Education Supplement Loan Authority Revenue Refunding Bonds, Series A (AMT), Family Education Loan Program (MBIA Insured),
4.75%, 11/15/18	990	969
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, Partially Prerefunded,
7.13%, 6/1/10	5,950	6,281

		15,598

Delaware - 0.7%
Delaware State Housing Authority Revenue Bonds, Series A (AMT), SFM (FSA Insured),
5.80%, 7/1/35	5,420	5,499

District of Columbia - 2.0%
District of Columbia Revenue Bonds, Childrens Hospital (FSA Insured),
5.25%, 7/15/45	5,000	4,928
District of Columbia Revenue Bonds, Gains-Georgetown University (AMBAC Insured),
0.00%, 4/1/40	19,185	10,236

		15,164

NORTHERN FUNDS QUARTERLY REPORT    2    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Florida - 7.4%
Broward County School Board Refunding COP, Series B (FSA Insured),
5.25%, 7/1/17	$5,000	$5,378
Crossings at Fleming Island Community Development District Special Assessment Revenue Refunding Bonds, Series C,
7.05%, 5/1/15	1,200	1,211
Florida State Board of Education Capital Outlay G.O. Unlimited Bonds, Unrefunded Balance,
9.13%, 6/1/14	2,090	2,412
Florida State Board of Education Capital Outlay G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
9.13%, 6/1/14	325	417
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured),
5.00%, 7/1/18	5,000	5,209
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	15,950	19,737
Orlando Utilities Commission Water & Electric Revenue Refunding Bonds, Series D, Escrowed to Maturity,
6.75%, 10/1/17	7,700	8,851
Palm Beach County School Board COP Bonds, Series B, (FGIC Insured),
5.00%, Mandatory Put 8/1/11	5,000	5,102
Pinellas County Health Facility Authority Revenue Bonds, Baycare Health System, Prerefunded,
5.50%, 5/15/13	2,500	2,728
Poinciana Community Development District Special Assessment Bonds, Series A,
7.13%, 5/1/31	900	916
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	4,925	5,274

		57,235

Georgia - 3.0%
Forsyth County G.O. Unlimited Bonds, Prerefunded,
6.00%, 3/1/10	3,290	3,500
Gainesville & Hall County Development Authority Revenue Bonds, Series C, Senior Living Facilities - Lanier Village,
7.25%, 11/15/29	2,000	2,100
Georgia Municipal Electric Authority Power Revenue Bonds, Series B (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,610
Georgia State G.O. Unlimited Bonds, Series G,
5.00%, 12/1/20	5,000	5,341
Private Colleges & Universities Authority Revenue Bonds, Series C, Emory University,
5.00%, 9/1/38	6,000	6,066
Private Colleges & Universities Authority Student Housing Revenue Bonds, Series A, Mercer Housing Corp. Project,
6.00%, 6/1/21	1,000	1,022
Walton County Water & Sewer Authority Revenue Bonds, Oconee Hard Creek Residence Project (FSA Gtd.),
5.00%, 2/1/38	2,500	2,519

		23,158

Hawaii - 0.7%
Honolulu City & County G.O. Unlimited Bonds, Series B (MBIA Insured),
5.00%, 7/1/17	5,140	5,392

Illinois - 6.6%
Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, (MBIA Insured), Prerefunded,
0.00%, 1/1/09	895	240
Bolingbrook Capital Appreciation Unrefunded Balance G.O. Unlimited Bonds, Series B, (MBIA Insured),
0.00%, 1/1/33	505	126
Chicago O’Hare International Airport Third Lien Revenue Bonds, Series B-2 (AMT) (XLCA Insured),
6.00%, 1/1/29	11,000	11,159

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Illinois - 6.6% continued
Cook County Capital Improvement G.O. Unlimited Bonds, Series C (AMBAC Insured),
5.00%, 11/15/25	$2,500	$2,536
Illinois Development Finance Authority Economic Development Revenue Bonds, Latin School of Chicago Project, Prerefunded,
5.60%, 8/1/08	350	351
Illinois Educational Facilities Authority Student Housing Revenue Bonds, Educational Advancement Fund University Center Project, Prerefunded,
6.00%, 5/1/12	750	827
Illinois Finance Authority Revenue Bonds, Series A, Elmhurst Memorial,
5.63%, 1/1/37	2,500	2,398
Illinois Health Facilities Authority Revenue Bonds, Riverside Health System, Prerefunded,
6.00%, 11/15/12	1,000	1,100
Illinois Municipal Electric Agency Power Supply Revenue Bonds, Series A (FGIC Insured),
5.25%, 2/1/27	5,000	4,982
Illinois State G.O. Unlimited Bonds, 1st Series,
5.60%, 8/1/21	5,000	5,181
Kane & De Kalb Counties Community Unit School District No. 302 G.O. Unlimited Bonds, School Building (FSA Insured),
5.50%, 2/1/28	4,000	4,226
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, McCormick Place Expansion Project (FGIC Insured),
5.38%, 12/15/16	5,000	5,182
Metropolitan Pier & Exposition Authority Dedicated Sales TRB, Series A, McCormick Place Expansion (MBIA Insured),
5.25%, 6/15/42	10,000	10,121
Southwestern Illinois Development Authority Capital Appreciation Revenue Bonds, Local Government Program (FSA Insured),
0.00%, 12/1/21	5,000	2,547

		50,976

Indiana - 3.6%
Franklin Township Independent School Building Corp. Marion County First Mortgage Revenue Bonds, Prerefunded,
6.50%, 7/15/10	5,000	5,470
Hamilton County Independent Public Building Corp. First Mortgage G.O. Unlimited Bonds,
7.25%, 8/1/13	4,200	4,826
Indiana Office Building Commission Capital Complex Revenue Bonds, Series B (MBIA Insured),
7.40%, 7/1/15	5,620	6,638
Indianapolis Industrial Utilities District Revenue Refunding Bonds, Series B (FGIC Insured),
3.50%, 6/1/18	3,280	3,012
Monroe County Hospital Authority Revenue Bonds, Series B, Bloomington Hospital Obligation Group (FSA Insured),
6.00%, 5/1/29	2,000	2,051
Wayne Township Marion County School Building Corp. Revenue Bonds, Series B (FGIC Insured), Prerefunded,
5.25%, 1/15/14	5,000	5,440

		27,437

Iowa - 0.7%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue Bonds, Series B, Asset Backed, Prerefunded,
5.60%, 6/1/11	5,000	5,369

Kansas - 0.2%
Wichita Hospital Improvement Facilities Revenue Refunding Bonds, Series III,
6.25%, 11/15/18	1,685	1,784

Kentucky - 1.3%
Louisville & Jefferson County Metropolitan Sewer District Sewer & Drain System Revenue Bonds, Series A (MBIA Insured),
5.50%, 5/15/34	10,000	10,394

Louisiana - 0.7%
Louisiana State G.O. Unlimited Refunding Bonds, Series A (MBIA Insured),
5.00%, 8/1/15	5,000	5,335

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Maryland - 2.1%
Maryland G.O. Unlimited Bonds, State & Local Facilities, Second Series,
5.00%, 8/1/20	$10,000	$10,669
Montgomery Improvement G.O. Unlimited Bonds, Series A, Consolidated Public Improvement,
5.00%, 5/1/18	5,000	5,405

		16,074

Massachusetts - 4.5%
Commonwealth of Massachusetts G.O. Unlimited Refunding Bonds, Series C (AMBAC Insured),
5.50%, 12/1/22	5,000	5,554
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series B, Harvard University,
5.00%, 10/1/38	4,000	4,074
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series K, Dana Farber Cancer Institute,
5.25%, 12/1/23	4,400	4,546
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University (G.O. of Institution Insured),
6.25%, 4/1/20	10,000	12,017
Massachusetts State Water Pollution Abatement Revenue Bonds, Series A, MWRA Program,
6.00%, 8/1/19	3,000	3,506
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series D (MBIA Insured G.O. of Authority),
5.00%, 8/1/24	5,000	5,053

		34,750

Michigan - 1.9%
Detroit Sewer Disposal Revenue Bonds, Series E, Second Lien (BHAC FGIC Insured),
5.75%, 7/1/31	10,000	10,847
Wayne Charter County Airport Revenue Bonds, Series B (MBIA Insured), Prerefunded,
4.88%, 12/1/08	2,500	2,558
Wayne Charter County Airport Revenue Refunding Bonds, Series C (FGIC Insured),
5.38%, 12/1/15	1,000	1,040

		14,445

Minnesota - 1.2%
Minneapolis-St Paul Metropolitan Airports Commission Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 1/1/24	5,170	5,205
Minnesota State G.O. Unlimited Bonds,
5.00%, 10/1/09	2,500	2,588
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series A (MBIA Insured),
5.35%, 7/1/17	475	487
Minnesota State Housing Finance Agency SFM Revenue Bonds, Series F,
5.70%, 1/1/17	795	804

		9,084

Mississippi - 0.8%
Jackson State University Educational Building Corp. Revenue Bonds, Campus Facilities Project (FSA Insured),
5.00%, Mandatory Put 3/1/15	6,000	6,355
Mississippi Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	105	105

		6,460

Missouri - 0.3%
Metro Development Agency District Revenue Bonds, Series B, Metrolink Cross Country Project (FSA Insured),
5.25%, 10/1/17	2,500	2,672

Nevada - 0.7%
Clark County G.O Limited Tax Bonds, (1)
5.00%, 6/1/12	5,000	5,292

New Jersey - 1.5%
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Prerefunded,
6.25%, 7/1/12	445	492

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
New Jersey - 1.5% continued
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Atlantic City Medical, Unrefunded Balance,
6.25%, 7/1/17	$555	$595
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
0.00%, 1/1/35	5,000	3,592
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, Transportation System (AMBAC Insured),
5.25%, 12/15/15	1,500	1,622
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series B, Transportation Systems (MBIA Insured),
5.50%, 12/15/17	5,000	5,500

		11,801

New Mexico - 0.5%
New Mexico SFM Finance Authority Revenue Bonds, Series A (AMT) (GNMA/FNMA/FHLMC Insured),
5.75%, 7/1/38	3,450	3,495

New York - 9.7%
Dutchess County IDA Civic Facilities Revenue Bonds, Bard College Civic Facilities, Prerefunded,
5.75%, 8/1/10	2,000	2,145
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds, Series A, Prerefunded,
6.00%, 7/1/09	2,500	2,600
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance,
6.00%, 5/15/30	50	53
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Prerefunded,
6.00%, 6/15/10	5,000	5,370
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series B, Unrefunded Balance,
6.00%, 6/15/33	1,160	1,239
New York City Transitional Finance Authority Revenue Bonds, Series B, Future Tax Secured, Prerefunded,
6.00%, 5/15/10	4,000	4,286
New York City Transitional Finance Authority Revenue Bonds, Series E, Future Tax Secured (FGIC Insured),
5.25%, 2/1/17	5,000	5,250
New York State Dormitory Authority Lease Revenue Bonds, Series A, University Dormitory Facilities, Prerefunded,
6.25%, 7/1/10	1,115	1,204
New York State Dormitory Authority Revenue Bonds, Series A, New York University, (1)
5.00%, 7/1/38	10,000	10,118
New York State Thruway Authority Revenue Bonds, Series A, General Highway & Bridge Trust Fund (AMBAC Insured),
5.00%, 4/1/20	2,500	2,620
New York State Thruway Authority State Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,373
New York State Urban Development Corp. Revenue Refunding Bonds, Series A, Service Contract (FSA Insured),
5.25%, 1/1/19	10,000	10,914
Sales Tax Asset Receivables Corp. Revenue Bonds, Series A (MBIA Insured),
5.25%, 10/15/19	5,000	5,283
Tobacco Settlement Financing Corp. Revenue Bonds, Series B-1C,
5.50%, 6/1/16	10,000	10,376
5.50%, 6/1/18	5,000	5,232
5.50%, 6/1/19	2,500	2,627

		74,690

North Carolina - 2.8%
North Carolina Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/20	10,000	10,635
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,187

NORTHERN FUNDS QUARTERLY REPORT    6    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
North Carolina - 2.8% continued
North Carolina State Eastern Municipal Power Agency Power System Revenue Bonds, Series D,
6.75%, 1/1/26	$1,250	$1,303
North Carolina State Eastern Municipal Power Agency Power System Revenue Refunding Bonds, Series B (MBIA-IBC Insured),
6.00%, 1/1/22	6,015	6,533

		21,658

Ohio - 1.2%
Cleveland Airport System Revenue Bonds, Series A (AMBAC Insured),
5.00%, 1/1/23	5,000	5,048
Columbus G.O Unlimited, VRDB, Series D,
5.00%, 12/15/13	2,000	2,160
Ohio Housing Finance Agency Mortgage Revenue Bonds, Series C (AMT), Residential Mortgage-Backed Securities (Collateralized by GNMA Securities),
5.15%, 3/1/13	595	603
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Prerefunded,
6.00%, 6/1/11	810	877
Plain Local School District G.O. Unlimited Bonds (FGIC Insured), Unrefunded Balance,
6.00%, 12/1/25	190	199

		8,887

Oklahoma - 1.0%
McGee Creek Authority Water Revenue Bonds (MBIA Insured),
6.00%, 1/1/13	5,145	5,438
Payne County Economic Development Authority Student Housing Revenue Bonds, Series A, Collegiate Housing Foundation, Prerefunded,
6.38%, 6/1/11	2,000	2,181

		7,619

Oregon - 0.2%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series E, SFM Program (FHA Mortgages Insured),
6.15%, 7/1/30	325	326
Oregon State Housing & Community Services Department Mortgage Revenue Bonds, Series F, SFM Project,
5.55%, 7/1/30	1,000	1,007

		1,333

Pennsylvania - 4.9%
Allegheny County Hospital Development Authority Revenue Bonds, Series B, University of Pittsburgh Medical Center,
5.00%, 6/15/18	5,000	5,155
Montgomery County Higher Education & Health Authority Revenue Bonds, Series A, Philadelphia Geriatric Center, Prerefunded,
7.38%, 12/1/09	3,000	3,253
Pennsylvania Housing Finance Agency SFM Revenue Bonds, Series 72A (AMT),
4.80%, 4/1/12	750	761
Pennsylvania State G.O. Unlimited Bonds, Second Series (FGIC Insured),
5.00%, 7/1/09	2,000	2,062
Pennsylvania State G.O. Unlimited Bonds, Second Series A,
5.00%, 8/1/20	5,000	5,305
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, LaSalle University,
5.50%, 5/1/34	1,330	1,296
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, UPMC Health System,
6.00%, 1/15/22	1,750	1,852
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project,
6.75%, 9/1/32	1,475	1,504
Pennsylvania StateG.O. Unlimited Refunding Bonds, Third Series 2004,
5.38%, 7/1/21	5,585	6,152
Philadelphia G.O. Unlimited Refunding Bonds, Series A (FSA Insured),
5.00%, 8/1/18	5,000	5,277
5.25%, 12/15/22	5,000	5,276

		37,893

TAX-EXEMPT FIXED INCOME FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Puerto Rico - 2.9%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series B, Prerefunded,
6.00%, 7/1/10	$2,000	$2,140
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds, Series D, Prerefunded,
5.25%, 7/1/12	11,260	11,917
Puerto Rico Commonwealth Public Improvement Refunding G.O. Unlimited Bonds, Series A (MBIA Insured),
5.50%, 7/1/20	8,000	8,187

		22,244

Rhode Island - 0.4%
Rhode Island State Economic Development Corp. Airport Revenue Bonds, Series B (FGIC Insured), Prerefunded,
6.50%, 7/1/10	3,000	3,250

South Carolina - 1.0%
South Carolina Housing Finance & Development Authority Revenue Bonds, Series C-2 (AMT) (FSA Insured, FHA/VA Gtd.),
5.50%, 7/1/37	6,500	6,506
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), Prerefunded,
5.50%, 10/1/09	1,250	1,312

		7,818

Tennessee - 1.4%
Chattanooga Electric Revenue Bonds, Series A,
5.00%, 9/1/33	5,000	5,080
Metropolitan Government Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 5/15/20	5,225	5,546

		10,626

Texas - 6.1%
Bexar County Certificates Obligation G.O. Limited Bonds, (1)
5.25%, 6/15/22	2,890	3,062
Birdville Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Prerefunded,
0.00%, 2/15/10	1,795	944
Harris County Health Facilities Development Corp. Revenue Bonds, Series A, Christus Health (MBIA Insured), Escrowed to Maturity,
5.50%, 7/1/09	180	187
Leander Independent School District Capital Appreciation Refunding G.O. Unlimited Bonds, School Building (PSF Gtd.),
0.00%, 8/15/35	10,000	2,112
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.),
5.25%, 8/15/18	5,000	5,373
Lower Colorado River Authority Revenue Refunding Bonds,
5.75%, 5/15/37	12,625	13,043
North Texas Tollway Authority Capital Appreciation Revenue Refunding Bonds, System First Tier (Assured Guaranty Insured),
0.00%, 1/1/30	8,820	2,718
North Texas Tollway Authority Revenue Refunding Bonds, Series A, System First Tier,
5.75%, 1/1/40	5,000	5,015
Parker County Hospital District Revenue Bonds, Campbell Health System, Prerefunded,
6.25%, 8/15/09	1,000	1,066
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
6.00%, 10/1/16	1,000	1,025
6.00%, 10/1/21	1,250	1,283
Texas State Turnpike Authority Capital Appreciation Revenue Bonds, 1st Tier (BHAC-CR AMBAC Insured),
0.00%, 8/15/27	20,000	7,437
Texas State Veterans Housing Assistance G.O. Unlimited Bonds, Series C (AMT), Fund II,
6.10%, 6/1/21	3,000	3,060

NORTHERN FUNDS QUARTERLY REPORT    8    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.3% continued
Texas - 6.1% continued
Waxahachie Independent School District Capital Appreciation G.O. Unlimited Bonds (PSF Gtd.), Unrefunded Balance,
0.00%, 8/15/16	$240	$151
0.00%, 8/15/23	190	73
0.00%, 8/15/28	305	84
0.00%, 8/15/30	320	77

		46,710

Washington - 0.8%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	6,009

Total Municipal Bonds

(Cost $737,750)		742,006

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
AIM Tax-Free Cash Reserve Portfolio	995,637	996
Lehman Brothers Institutional Liquidity Funds - Tax-Exempt Portfolio	3,348,099	3,348

Total Investment Companies

(Cost $4,344)		4,344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.5%
Alexandria IDA Revenue Refunding VRDB, Goodwin House (Wachovia Bank N.A. LOC),
1.95%, 7/1/08	$500	500
Chemung County Industrial Development Agency Civic Facilities Revenue VRDB, Series A, Elmira College Project (JPMorgan Chase Bank LOC),
1.61%, 7/3/08	1,200	1,200
Cuyahoga County Revenue VRDB, Cleveland Clinic, Subseries B3,
1.70%, 7/1/08	5,700	5,700
DuPage County Revenue VRDB, Benedictine University Building Project (National City Bank LOC), (1)
1.84%, 7/3/08	500	500
Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Series A-1, Methodist Hospital Systems,
1.70%, 7/1/08	900	900
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding VRDB, Series A, Exxonmobil Project,
1.95%, 7/1/08	200	200
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series GG-1, Harvard University,
1.18%, 7/3/08	5,000	5,000
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series A, Crittenton Hospital (Comerica Bank LOC),
2.25%, 7/1/08	100	100
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul (U.S. Bank N.A. LOC),
1.84%, 7/1/08	4,100	4,100
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Church Extension (National City Bank LOC),
2.07%, 7/1/08	2,800	2,800
Montana Facility Finance Authority Revenue VRDB, Series A, Sister of Charity,
1.70%, 7/1/08	1,265	1,265
Platte County PCR Bonds Adjustable Rate, Series A, Tri-State Generation and Transmission,
3.00%, 7/1/08	1,000	1,000
Tarrant County Health Facilities Development Corp. Revenue VRDB, Series A, Adventist/Sunbelt (SunTrust Bank LOC),
1.50%, 7/3/08	390	390
University of Texas Revenue Refunding VRDB, Series B,
1.25%, 7/3/08	1,650	1,650
Utah Transit Authority Sales Tax Revenue VRDB, Subseries B (Fortis Bank S.A./N.V. LOC),
2.10%, 7/1/08	2,000	2,000

TAX-EXEMPT FIXED INCOME FUNDS    9    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.5% continued
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding VRDB, Emerald Heights Project (Bank of America N.A. LOC),
1.68%, 7/1/08	$100	$100

Total Short-Term Investments

(Cost $27,405)		27,405

Total Investments - 100.4%

(Cost $769,499)		773,755
Liabilities less Other Assets - (0.4%)		(3,430)

NET ASSETS - 100.0%		$770,325

(1)	When-Issued Security

Percentages shown are based on Net Assets.

At June 30, 2008, industry sector for the Tax Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	19.8%
Power	10.8
Higher Education	9.3
Transportation	9.1
Utilities	8.8
General	7.1
All other sectors less than 5%	35.1

Total	100.0%

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$769,499

Gross tax appreciation of investments	$13,286
Gross tax depreciation of investments	(9,030)

Net tax appreciation of investments	$4,256

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$4,344	$—
Level 2	769,411	—
Level 3	—	—

Total	$773,755	$—

With respect to the Schedule of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    10    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Freddie Mac

FNMA - Fannie Mae

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PFA - PuBlic Finance Authority

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

VA - Veterans Administration

VRDB - Variable Rate Demand Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    11    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2%
Australia - 3.3%
Alumina Ltd.	1,877,700	$8,494
AMP Ltd.	313,958	2,010
CSL Ltd.	283,841	9,728
Incitec Pivot Ltd.	38,665	6,812
Macquarie Group Ltd.	121,120	5,627
National Australia Bank Ltd.	103,891	2,632
Newcrest Mining Ltd.	118,050	3,331
QBE Insurance Group Ltd.	175,900	3,736
Rio Tinto Ltd.	41,147	5,364
WorleyParsons Ltd.	137,584	4,985

		52,719

Austria - 0.2%
Raiffeisen International Bank Holding A.G.	21,000	2,662

Belgium - 0.4%
Belgacom S.A.	89,660	3,845
InBev N.V.	33,396	2,309

		6,154

Bermuda - 0.8%
Aquarius Platinum *	283,360	4,529
Credicorp Ltd.	41,700	3,425
Seadrill Ltd.	171,800	5,254

		13,208

Brazil - 1.6%
Bolsa De Common	27,900	240
Bovespa Holding Sacom NPV	192,600	2,400
Centrais Eletricas Brasileiras S.A.	294,000	4,837
Centrais Eletricas Brasileiras S.A.	268,482	4,977
Cia Vale do Rio Doce ADR	245,700	8,801
Magnesita Refratarios S.A.	127,000	1,794
MMX Mineracao e Metalicos S.A. *	62,200	1,928

		24,977

Canada - 4.8%
Barrick Gold Corp.	402,600	18,318
Ivanhoe Mines Ltd. *	513,720	5,605
Magna International, Inc., Class A	104,360	6,182
Novagold Resources, Inc. *	452,950	3,374
OPTI Canada, Inc. *	228,480	5,186
Patheon, Inc. *	244,350	987
Petro-Canada	136,640	7,618
Potash Corp. of Saskatchewan	37,500	8,571
Rogers Communications, Inc.	186,100	7,234
Shoppers Drug Mart Corp.	99,800	5,481
Suncor Energy, Inc.	84,200	4,894
Teck Cominco Ltd.	43,600	2,107

		75,557

Cayman Islands - 0.1%
Apex Silver Mines Ltd. *	338,600	1,663

Chile - 0.1%
Centros Comerciales Sudamericanos S.A.	32,100	1,448

China - 0.3%
Hidili Industry International Development Ltd.	1,885,000	3,274
Mindray Medical International Ltd.	6,000	224
Shandong Weigao Group Medical Polymer Co Ltd.	378,000	548
Yangzijiang Shipbuilding Holdings Ltd.	2,049,000	1,287

		5,333

Denmark - 1.2%
FLSmidth & Co. A/S	33,800	3,706
Novo Nordisk A/S	172,175	11,347
Vestas Wind Systems A/S *	25,750	3,361

		18,414

Egypt - 0.2%
Egyptian Financial Group-Hermes Holding	353,690	3,183

Finland - 1.2%
Nokia OYJ	292,716	7,173
Stora Enso OYJ	919,800	8,565
UPM-Kymmene Oyj	230,350	3,746

		19,484

France - 7.7%
Alcatel S.A. *	1,503,500	9,055
Alcatel-Lucent ADR *	547,580	3,307
Alstom	19,512	4,475
Areva S.A.	3,996	4,660
BNP Paribas	51,786	4,641
Carrefour S.A.	107,491	6,063
Compagnie Generale de Geophysique S.A. *	41,820	1,975
Eurazeo	22,575	2,402
Gemalto N.V. *	352,240	12,766
Iliad S.A.	22,812	2,211
L’Oreal S.A.	45,178	4,909
Sanofi-Aventis	223,254	14,857
Schneider Electric S.A.	54,000	5,822
Thales S.A.	181,434	10,326
Total S.A.	126,676	10,803
Total S.A. ADR	56,000	4,775
Veolia Environnement	138,946	7,744

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2% continued
France - 7.7% continued
Vivendi	293,762	$11,125

		121,916

Germany - 4.6%
Allianz SE	31,050	5,458
BASF A.G.	33,404	2,301
Beiersdorf AG SER’A B	67,000	4,930
Daimler A.G.	30,770	1,900
Deutsche Boerse A.G.	20,843	2,339
Deutsche Telekom A.G.	205,779	3,365
E.ON A.G.	33,000	6,648
Metro A.G.	96,293	6,138
Premiere A.G. *	706,750	15,553
Q-Cells A.G. *	32,600	3,300
SAP A.G.	90,907	4,754
Siemens A.G.	27,257	3,019
Solarworld AG	91,036	4,323
Stada Arzneimittel A.G.	16,740	1,199
Symrise AG	215,785	4,686
United Internet A.G.	161,425	3,179

		73,092

Greece - 0.9%
Coca Cola Hellenic Bottling Co S.A.	142,864	3,878
National Bank of Greece S.A.	211,581	9,534

		13,412

Hong Kong - 0.7%
Cheung Kong Holdings Ltd.	176,268	2,371
China Mobile Ltd.	169,000	2,262
Esprit Holdings Ltd.	463,300	4,822
Hong Kong Exchanges and Clearing Ltd.	150,300	2,183

		11,638

India - 0.4%
HDFC Bank Ltd.	34,100	2,444
Infosys Technologies Ltd. ADR	99,200	4,311

		6,755

Indonesia - 0.1%
Bank Rakyat IDR500	2,891,500	1,607

Ireland - 0.6%
Dragon Oil PLC *	322,556	2,939
Experian Group Ltd.	949,255	7,020

		9,959

Israel - 0.3%
Teva Pharmaceutical Industries Ltd. ADR	85,900	3,934

Italy - 3.5%
Alleanza Assicurazioni S.p.A.	408,313	4,423
Ansaldo STS S.p.A.	319,862	4,817
Arnoldo Mondadori Editore S.p.A.	460,929	2,705
ENI S.p.A.	178,072	6,633
Saipem S.p.A.	219,200	10,272
Telecom Italia S.p.A.	12,424,803	20,038
UniCredito Italiano S.p.A.	1,163,271	7,088

		55,976

Japan - 21.5%
Aeon Mall Co. NPV	82,000	2,421
Bank of Yokohama (The) Ltd.	501,627	3,465
Coca-Cola West Holdings Co. Ltd.	413,400	9,631
Dai Nippon Printing Co. Ltd.	958,000	14,136
Daiwa Securities Group, Inc.	310,492	2,846
Fanuc Ltd.	89,000	8,685
Fast Retailing Co. Ltd.	34,300	3,249
Fuji Television Network, Inc.	2,329	3,520
FUJIFILM Holdings Corp.	379,800	13,024
Hosiden Corp.	143,600	3,056
Japan Steel Works Ltd.	158,000	3,096
Japan Tobacco, Inc.	738	3,145
Joyo Bank (The) Ltd.	1,207,650	5,892
JS Group Corp.	356,800	5,691
Jupiter Telecommunications Co Ltd.	3,445	2,672
Keyence Corp.	8,830	2,103
Kirin Holdings Co. Ltd.	488,000	7,611
KK daVinci Holdings *	1,410	965
Komatsu Ltd.	335,900	9,354
Kose Corp.	249,718	5,571
Kurita Water Industries Ltd.	89,400	3,309
Mabuchi Motor Co. Ltd.	202,330	11,004
MID Reit, Inc.	782	2,555
Mitsubishi Corp.	450,100	14,832
Mitsubishi UFJ Financial Group, Inc.	286,100	2,522
Mitsui & Co Ltd.	350,400	7,747
Mitsui Sumitomo Insurance Group Holdings, Inc. *	399,502	13,767
Mitsui-Soko Co. Ltd.	496,097	2,387
New City Residence Investment Corp.	428	871
Nintendo Co Ltd.	24,700	13,921
Nippon Commercial Investment Corp.	560	1,575
Nippon Electric Glass Co. Ltd.	313,000	5,433
Nippon Oil Corp.	1,976,000	13,318
Nippon Residential Investment Corp.	427	1,284

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2% continued
Japan - 21.5% continued
Nippon Telegraph & Telephone Corp.	767,900	$18,660
Nipponkoa Insurance Co. Ltd.	1,046,583	9,112
Nomura Holdings, Inc.	439,889	6,508
Nomura Research Institute Ltd.	197,238	4,626
Sega Sammy Holdings, Inc.	557,200	4,878
Sekisui House Ltd.	730,000	6,811
Seven & I Holdings Co. Ltd.	431,222	12,346
Shin-Etsu Chemical Co. Ltd.	35,800	2,212
Shiseido Co. Ltd.	290,000	6,657
SMC Corp. of Japan	59,729	6,566
Sugi Pharmacy Co Ltd.	191,078	4,999
Sumitomo Bakelite Co. Ltd.	817,984	4,453
Sumitomo Trust & Banking (The) Co. Ltd.	1,450,753	10,125
Suruga Bank (The) Ltd.	299,000	3,902
Suzuki Motor Corp.	156,142	3,689
Takefuji Corp.	364,610	5,063
THK Co. Ltd.	122,124	2,368
Tokyu Land Corp.	485,000	2,769
Toyo Seikan Kaisha Ltd.	351,000	6,219
Toyota Motor Corp.	129,700	6,110
United Urban Investment Corp.	320	1,445
Wacoal Holdings Corp.	560,000	6,684

		340,860

Luxembourg - 1.2%
Arcelormittal Comstk	78,600	7,762
Evraz Group S.A. (London Exchanged)	6,450	752
Evraz Group S.A. GDR	38,887	4,530
Millicom International Celluiar S.A.	33,600	3,478
Oriflame Cosmetics S.A.	42,000	2,691

		19,213

Malaysia - 0.2%
Kuala Lumpur Kepong Bhd.	420,900	2,271
Sime Darby Bhd	371,535	1,056

		3,327

Mexico - 0.2%
Wal-Mart de Mexico SAB de CV	657,700	2,618

Netherlands - 2.3%
Heineken N.V.	209,986	10,677
ING Groep N.V.	87,347	2,761
Koninklijke Philips Electronics N.V.	86,152	2,910
Koninklijke Philips Electronics N.V. ADR	101,000	3,414
Royal Dutch Shell PLC., ADR	149,830	12,003
Unilever N.V.	156,844	4,449

		36,214

Norway - 0.7%
StatoilHydro ASA	127,729	4,772
Telenor ASA	138,000	2,588
Yara International ASA	44,200	3,902

		11,262

Papua New Guinea - 0.3%
Lihir Gold Ltd. *	1,693,910	5,376

Portugal - 0.2%
Energias de Portugal S.A.	663,199	3,459

Russia - 0.8%
NovaTek OAO	21,650	1,876
OAO Gazprom ADR (OTC Exchange)	59,550	3,447
PIK Group *	103,000	2,781
Sberbank	537,100	1,698
Vimpel-Communications	83,100	2,467

		12,269

Singapore - 1.0%
CapitaLand Ltd.	1,360,900	5,719
DBS Group Holdings Ltd.	180,725	2,512
Straits Asia Resources Ltd.	1,357,000	3,475
Wilmar International Ltd.	1,268,000	4,729

		16,435

South Africa - 2.7%
AngloGold Ashanti Ltd. ADR	637,784	21,646
Gold Fields Ltd.	452,943	5,730
Gold Fields Ltd.	627,700	7,970
Impala Platinum Holdings Ltd.	85,834	3,387
MTN Group Ltd.	238,091	3,774

		42,507

South Korea - 2.1%
Kookmin Bank	50,461	2,953
Korea Electric Power Corp.	352,010	5,115
KT Corp.	663,460	14,145
NHN Corp. *	10,700	1,870
Samsung Electronics Co. Ltd. *	5,805	3,474
SK Telecom Co Ltd.	201,923	4,194
STX Pan Ocean Co Ltd.	625,000	1,258

		33,009

Spain - 1.7%
Banco Santan Cent Hisp	497,810	9,086
Gamesa Corp. Tecnologica S.A.	78,148	3,837

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 89.2% continued
Spain - 1.7% continued
Iberdrola Renovables S.A. *	151,500	$1,170
Iberdrola SA	196,946	2,634
Red Electrica de Espana	47,072	3,059
Tecnicas Reunidas S.A.	42,500	3,546
Telefonica S.A.	119,958	3,171

		26,503

Sweden - 0.9%
Nordea Bank AB	119,897	1,642
Tele2 AB	80,200	1,559
Telefonaktiebolaget LM Ericsson ADR	422,600	4,395
Telefonaktiebolaget LM Ericsson, Class B	663,791	6,851

		14,447

Switzerland - 5.4%
ABB Ltd. (Registered) *	583,632	16,498
Actelion CHF2.50 *	42,100	2,243
Alcon, Inc.	30,800	5,014
EFG International A.G.	24,424	664
Julius Baer Holding A.G.	87,804	5,886
Kuehne + Nagel International A.G.	35,182	3,334
Lonza Group A.G.	20,274	2,803
Nestle S.A.	481,940	21,758
Novartis A.G.	53,359	2,931
Roche Holding A.G. (Genusschein)	9,698	1,743
SGS S.A. (Registered)	2,276	3,252
Swatch Group A.G.	89,417	4,164
Syngenta A.G.	14,729	4,774
UBS A.G. (Registered)	225,519	4,659
Xstrata PLC	76,927	6,118

		85,841

Taiwan - 0.2%
HON HAI Precision Industry Co. Ltd.	518,000	2,548

Thailand - 0.4%
Bangkok Bank PCL (Registered)	614,846	2,197
Banpu Co. THB10	213,900	3,367

		5,564

United Arab Emirates - 0.1%
DP World Ltd.	1,982,318	1,705

United Kingdom - 13.0%
AstraZeneca PLC ADR	164,800	7,009
Autonomy Corp. PLC *	283,173	5,097
BAE Systems PLC	338,557	2,982
Benfield Group ORD GBP	899,963	4,360
BG Group ORD GBP	826,527	21,546
BP PLC	1,180,600	13,706
BP PLC ADR	100,074	6,962
BP PLC SPONS A	4,600	320
Cadbury PLC	412,453	5,179
Capita Group (The) PLC	353,600	4,838
Dawnay Day Treveria PLC	2,558,015	2,156
Diageo PLC	482,310	8,865
Eurasian Natural Resources Corp. *	358,097	9,483
GlaxoSmithKline PLC	408,597	9,037
International Power PLC	429,643	3,679
John Wood Group PLC	466,820	4,593
Kingfisher PLC	1,097,998	2,452
Lonmin PLC	35,500	2,240
Man Group PLC	335,368	4,137
Petrofac Ltd.	122,400	1,799
Reckitt Benckiser Group PLC	228,750	11,591
Rolls-Royce Group PLC *	781,000	5,307
Rotork PLC	68,200	1,484
Scottish & Southern Energy PLC	142,016	3,966
Standard Chartered PLC	330,934	9,365
Tesco PLC	1,076,500	7,911
Tullow Oil PLC	264,400	5,036
Vedanta Resources PLC	123,900	5,407
Vodafone Group PLC	5,248,982	15,477
Vodafone Group PLC ADR	310,556	9,149
Wellstream Holdings PLC *	119,267	3,084
WPP Group PLC	819,982	7,899

		206,116

United States - 1.3%
Dr Pepper Snapple Group, Inc. *	60,329	1,266
Newmont Mining Corp.	334,450	17,445
Philip Morris International, Inc.	38,346	1,894

		20,605

Total Common Stocks

(Cost $1,444,993)		1,412,969

PREFERRED STOCKS - 0.6%
Germany - 0.5%
Henkel KGaA	157,308	6,249
Porsche Automobil Holding S.E.	12,771	1,964

		8,213

South Korea - 0.1%
Samsung SDI Co. Ltd. *	18,390	645

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.6% continued
Total Preferred Stocks

(Cost $11,562)		8,858
INVESTMENT COMPANIES - 7.2%
iShares MSCI Emerging Markets Index Fund	337,341	45,737
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	67,695,815	67,696

Total Investment Companies

(Cost $117,696)		113,433
RIGHTS - 0.0%
Brazil - 0.0%
Magnesita Refratarios S.A.*	6,740	11

Switzerland - 0.0%
UBS A.G. *	15	—

Total Rights

(Cost $-)		11

WARRANTS - 0.2%
Qatar National Bank, Exp. 7/26/10,
Strike $0.0001*	50,051	3,118

Total Warrants

(Cost $3,451)		3,118

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.9%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$27,646	27,646
U.S Treasury Bill (2)
2.09%, 12/4/08	2,790	2,765

Total Short-Term Investments

(Cost $30,411)		30,411

Total Investments - 99.1%

(Cost $1,608,113)		1,568,800
Other Assets Less Liabilities - 0.9%		14,224

NET ASSETS - 100.0%		$1,583,024

(1)	Northern Trust Investments, N. A. is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
E-Mini MSCI
EAFE Index	310	$30,526	Long	9/08	$(830)

At June 30, 2008, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.2%
Consumer Staples	12.6
Energy	11.9
Financials	14.6
Health Care	5.3
Industrials	13.7
Information Technology	9.2
Materials	15.0
Telecommunication Services	7.1
Utilities	3.4

Total	100.0%

At June 30, 2008, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.7%
Japanese Yen	20.5
U.S. Dollar	20.0
British Pound	12.4
Swiss Franc	4.8
Australian Dollar	3.7
All other currencies less than 5%	15.9

Total	100.0%

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

At June 30, 2008, the Multi-Manager International Equity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	N EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000S)
Euro	886	U.S. Dollar	1,397	7/1/08	$2
Japanese Yen	4,585	U.S. Dollar	43	7/1/08	—
Norwegin Kroner	820	U.S. Dollar	162	7/1/08	—
Swiss Franc	9	U.S. Dollar	9	7/1/08	—
U.S. Dollar	2,115	Euro	1,341	7/1/08	(2)
U.S. Dollar	396	British Pound	199	7/1/08	1
U.S. Dollar	1,624	British Pound	815	7/1/08	—
U.S. Dollar	1,712	Japanese Yen	181,799	7/1/08	2
Euro	225	U.S. Dollar	355	7/2/08	—
Euro	2,925	U.S. Dollar	4,606	7/2/08	(1)
Hong Kong Dollar	1,239	U.S. Dollar	159	7/2/08	—
Japanese Yen	26,095	U.S. Dollar	246	7/2/08	—
Swiss Franc	128	U.S. Dollar	126	7/2/08	—
Thai Bahts	1,340	U.S. Dollar	39,869	7/2/08	—
U.S. Dollar	427	British Pound	214	7/2/08	—
U.S. Dollar	761	Euro	483	7/2/08	(1)
U.S. Dollar	729	Japanese Yen	77,273	7/2/08	—
U.S. Dollar	2,939	Swiss Franc	3,000	7/2/08	2
Euro	412	U.S. Dollar	649	7/3/08	—
British Pound	28	U.S. Dollar	57	7/3/08	—
Hong Kong Dollar	764	U.S. Dollar	98	7/3/08	—
U.S. Dollar	573	Euro	364	7/3/08	—
U.S. Dollar	931	British Pound	467	7/3/08	—

Total					$3

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,608,113

Gross tax appreciation of investments	$106,913
Gross tax depreciation of investments	(146,226)

Net tax depreciation of investments	$(39,313)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi Manager International Equity Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$399,891	$(830)
Level 2	1,168,909	3
Level 3	—	—

Total	$1,568,800	$(827)

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7%
Aerospace/Defense - 3.3%
Boeing (The) Co.	26,000	$1,709
General Dynamics Corp.	22,032	1,855
Lockheed Martin Corp.	24,679	2,435
Northrop Grumman Corp.	28,000	1,873
Raytheon Co.	17,600	990
United Technologies Corp.	16,800	1,037

		9,899

Agriculture - 1.6%
Archer-Daniels-Midland Co.	72,000	2,430
UST, Inc.	43,000	2,348

		4,778

Apparel - 0.3%
NIKE, Inc., Class B	14,900	888

Banks - 2.4%
East-West Bancorp, Inc.	64,500	455
Mitsubishi UFJ Financial Group, Inc. ADR	168,000	1,479
Synovus Financial Corp.	170,000	1,484
Wachovia Corp.	113,200	1,758
Wells Fargo & Co.	36,311	862
Zions Bancorporation	35,400	1,115

		7,153

Beverages - 1.6%
Coca-Cola (The) Co.	28,900	1,502
Diageo PLC ADR	28,800	2,127
PepsiCo, Inc.	19,100	1,215

		4,844

Biotechnology - 1.5%
Celgene Corp. *	14,100	901
Genentech, Inc. *	48,251	3,662

		4,563

Chemicals - 4.1%
Air Products & Chemicals, Inc.	40,359	3,990
du Pont (E.I.) de Nemours & Co.	56,600	2,428
Monsanto Co.	39,489	4,993
Potash Corp. of Saskatchewan	4,512	1,031

		12,442

Commercial Services - 0.8%
Donnelley (R.R.) & Sons Co.	82,900	2,461

Computers - 5.8%
Apple, Inc. *	47,419	7,940
EMC Corp. of Massachusetts *	71,000	1,043
Hewlett-Packard Co.	44,200	1,954
IBM Corp.	40,500	4,800
Research In Motion Ltd.	14,600	1,707

		17,444

Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	20,800	1,437
L’Oreal S.A. ADR	95,000	2,069

		3,506

Diversified Financial Services - 5.6%
Charles Schwab (The) Corp.	176,700	3,629
Discover Financial Services	169,400	2,231
Goldman Sachs Group (The), Inc.	18,342	3,208
JPMorgan Chase & Co.	59,000	2,024
Lazard Ltd., Class A	15,800	540
Lehman Brothers Holdings, Inc.	75,600	1,498
Morgan Stanley	96,600	3,484
NYSE Euronext	7,200	365

		16,979

Electric - 2.3%
Dominion Resources, Inc. of Virginia	56,400	2,678
Exelon Corp.	16,988	1,528
Progress Energy, Inc.	62,600	2,619

		6,825

Electrical Components & Equipment - 0.5%
Molex, Inc.	57,100	1,394
Molex, Inc., Class A	10,200	234

		1,628

Electronics - 0.9%
Thermo Fisher Scientific Inc. *	22,300	1,243
Thomas & Betts Corp. *	41,000	1,552

		2,795

Energy - Alternate Sources - 0.4%
First Solar, Inc. *	4,500	1,228

Engineering & Construction - 1.1%
ABB Ltd. ADR *	38,100	1,079
McDermott International, Inc. *	36,171	2,239

		3,318

Entertainment - 0.0%
Warner Music Group Corp.	8,300	59

Environmental Control - 0.9%
Waste Management, Inc.	73,400	2,768

Food - 5.0%
ConAgra Foods, Inc.	93,000	1,793

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
Food - 5.0% continued
Heinz (H.J.) Co.	56,100	$2,684
Kellogg Co.	37,000	1,777
Kraft Foods, Inc., Class A	86,900	2,472
Safeway, Inc.	160,600	4,585
Sysco Corp.	66,000	1,816

		15,127

Healthcare - Products - 3.0%
Alcon, Inc.	9,500	1,547
Baxter International, Inc.	75,200	4,808
Johnson & Johnson	40,200	2,586

		8,941

Healthcare - Services - 0.9%
Quest Diagnostics, Inc.	11,100	538
Universal Health Services, Inc., Class B	33,000	2,086

		2,624

Household Products/Wares - 0.8%
Kimberly-Clark Corp.	42,300	2,529

Insurance - 3.0%
Aflac, Inc.	41,900	2,631
Allstate (The) Corp.	52,700	2,403
American International Group, Inc.	60,000	1,588
Hartford Financial Services Group, Inc.	37,700	2,434

		9,056

Internet - 2.6%
Akamai Technologies, Inc. *	23,600	821
Amazon.com, Inc. *	22,700	1,664
Google, Inc., Class A *	10,003	5,266

		7,751

Lodging - 0.7%
Las Vegas Sands Corp. *	26,501	1,257
Marriott International, Inc., Class A	26,900	706

		1,963

Machinery - Diversified - 0.8%
Deere & Co.	32,600	2,352

Media - 1.3%
Disney (The Walt) Co.	49,800	1,554
Time Warner, Inc.	163,000	2,412

		3,966

Metal Fabrication/Hardware - 0.6%
Precision Castparts Corp.	18,286	1,762

Office/Business Equipment - 0.9%
Xerox Corp.	198,400	2,690

Oil & Gas - 6.1%
Chevron Corp.	27,400	2,716
ConocoPhillips	64,200	6,060
Equitable Resources, Inc.	2,967	205
Hess Corp.	12,838	1,620
Marathon Oil Corp.	51,600	2,676
Occidental Petroleum Corp.	17,000	1,528
Petrohawk Energy Corp. *	8,101	375
Petroleo Brasileiro S.A. ADR	26,046	1,845
Southwestern Energy Co. *	18,400	876
XTO Energy, Inc.	8,950	613

		18,514

Oil & Gas Services - 4.1%
FMC Technologies, Inc. *	14,483	1,114
Halliburton Co.	37,100	1,969
Schlumberger Ltd.	29,124	3,129
Transocean, Inc. *	13,803	2,103
Weatherford International Ltd. *	79,508	3,943

		12,258

Pharmaceuticals - 8.8%
Abbott Laboratories	76,000	4,026
Bristol-Myers Squibb Co.	136,100	2,794
Elan Corp. PLC *	24,600	875
Gilead Sciences, Inc. *	95,715	5,068
Hospira, Inc. *	38,500	1,544
Lilly (Eli) & Co.	40,900	1,888
Medco Health Solutions, Inc. *	18,300	864
Mylan, Inc. *	35,700	431
Pfizer, Inc.	147,400	2,575
Roche Holding A.G. ADR	9,400	849
Teva Pharmaceutical Industries Ltd. ADR	23,500	1,076
Wyeth	91,200	4,374

		26,364

Real Estate - 0.1%
St. Joe (The) Co.	10,801	371

Retail - 6.4%
Chipotle Mexican Grill, Inc., Class B *	7,648	576
Coach, Inc. *	13,900	401
Costco Wholesale Corp.	31,745	2,227
CVS Caremark Corp.	78,562	3,109
Gap (The), Inc.	147,600	2,461

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 92.7% continued
Retail - 6.4% continued
Home Depot (The), Inc.	53,000	$1,241
Limited Brands, Inc.	142,000	2,393
McDonald’s Corp.	56,106	3,154
Penney (J.C.) Co., Inc.	45,000	1,633
Saks, Inc. *	12,700	140
Wal-Mart Stores, Inc.	21,000	1,180
Yum! Brands, Inc.	19,071	669

		19,184

Savings & Loans - 0.3%
Washington Mutual, Inc.	193,300	953

Semiconductors - 1.9%
Intel Corp.	117,000	2,513
Linear Technology Corp.	9,600	313
Nvidia Corp. *	37,600	704
Texas Instruments, Inc.	81,200	2,286

		5,816

Software - 3.3%
Adobe Systems, Inc. *	30,700	1,209
Infosys Technologies Ltd. ADR	18,000	782
Mastercard, Inc., Class A	14,582	3,872
Microsoft Corp.	47,000	1,293
Oracle Corp. *	131,000	2,751

		9,907

Telecommunications - 5.5%
America Movil SAB de C.V. ADR, Series L	26,653	1,406
AT&T, Inc.	72,300	2,436
China Mobile Ltd. ADR	13,693	917
Cisco Systems, Inc. *	92,100	2,142
Motorola, Inc.	295,200	2,167
Nokia OYJ ADR	34,900	855
QUALCOMM, Inc.	54,378	2,413
Verizon Communications, Inc.	71,600	2,535
Vodafone Group PLC ADR	60,000	1,767

		16,638

Toys, Games & Hobbies - 0.8%
Mattel, Inc.	133,800	2,291

Transportation - 1.5%
CSX Corp.	8,782	551
Norfolk Southern Corp.	25,579	1,603
Union Pacific Corp.	29,388	2,219

		4,373

Total Common Stocks

(Cost $296,601)		$279,008

CONVERTIBLE PREFERRED STOCKS - 0.2%
Banks - 0.0%
East West Bancorp, Inc., 8.00% *	268	189

Diversified Financial Services - 0.2%
Lehman Brothers Holdings, Inc., 7.25% *	640	515

Total Convertible Preferred Stocks

(Cost $882)		704
INVESTMENT COMPANY - 6.2%
Northern Institutional Funds - Diversified Assets Portfolio (1)	18,759,998	18,760

Total Investment Company

(Cost $18,760)		18,760

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT - TERM INVESTMENTS - 0.6%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$1,141	1,141
U.S Treasury Bill (2)
2.05%, 12/4/08	505	500

Total Short-Term Investments

(Cost $1,641)		1,641

Total Investments - 99.7%

(Cost $317,884)		300,113
Other Assets less Liabilities - 0.3%		784

NET ASSETS - 100.0%		$300,897

(1)	Northern Trust Investments, N. A. is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

At June 30, 2008, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P 500	5	$1,601	Long	9/08	$(13)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$317,884

Gross tax appreciation of investments	$12,225
Gross tax depreciation of investments	(29,996)

Net tax depreciation of investments	$(17,771)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi Manager Large Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$295,365	$(13)
Level 2	4,748	—
Level 3	—	—

Total	$300,113	$(13)

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97. 5%
Aerospace/Defense - 0.9%
L-3 Communications Holdings, Inc.	30,070	$2,732
Spirit Aerosystems Holdings, Inc., Class A *	90,300	1,732

		4,464

Agriculture - 0.2%
Bunge Ltd.	7,050	759

Apparel - 0.7%
VF Corp.	11,400	811
Warnaco Group (The), Inc. *	61,900	2,728

		3,539

Auto Parts & Equipment - 0.7%
American Axle & Manufacturing Holdings, Inc.	78,300	626
ArvinMeritor, Inc.	66,600	831
Exide Technologies *	74,900	1,255
Goodyear Tire & Rubber (The) Co. *	20,400	364
TRW Automotive Holdings Corp. *	21,300	394

		3,470

Banks - 2.2%
Banco Latinoamericano de Exportaciones S.A., Class E	87,000	1,409
BB&T Corp.	83,300	1,897
Colonial BancGroup (The), Inc.	130,500	577
Comerica, Inc.	77,100	1,976
Fulton Financial Corp.	82,500	829
Huntington Bancshares, Inc. of Ohio	75,100	433
KeyCorp	43,200	474
Susquehanna Bancshares, Inc.	104,400	1,429
UnionBanCal Corp.	16,100	651
Whitney Holding Corp.	44,082	807

		10,482

Beverages - 0.8%
Coca-Cola Enterprises, Inc.	34,700	600
Molson Coors Brewing Co., Class B	24,000	1,304
Pepsi Bottling Group, Inc.	67,500	1,885

		3,789

Biotechnology - 1.5%
Genzyme Corp. *	22,500	1,620
Invitrogen Corp. *	76,100	2,988
Vertex Pharmaceuticals, Inc. *	30,900	1,034
WuXi PharmaTech Cayman, Inc. ADR *	91,618	1,860

		7,502

Building Materials - 0.1%
Lennox International, Inc.	23,700	686

Chemicals - 3.2%
Celanese Corp., Class A	70,400	3,214
Innophos Holdings, Inc.	34,400	1,099
Intrepid Potash, Inc. *	19,300	1,270
Lubrizol Corp.	14,100	653
NewMarket Corp.	25,200	1,669
Olin Corp.	35,100	919
PolyOne Corp. *	112,700	786
PPG Industries, Inc.	29,500	1,692
RPM International, Inc.	25,900	534
Schulman (A.), Inc.	30,200	695
Sherwin-Williams (The) Co.	14,300	657
Spartech Corp.	72,900	687
Terra Industries, Inc.	21,800	1,076
Valspar Corp.	39,800	753

		15,704

Commercial Services - 5.1%
Advance America Cash Advance Centers, Inc.	116,100	590
Advisory Board (The) Co. *	27,200	1,070
Alliance Data Systems Corp. *	19,000	1,074
Bankrate, Inc. *	37,900	1,481
Corporate Executive Board Co.	37,700	1,585
DeVry, Inc.	48,700	2,611
Donnelley (R.R.) & Sons Co.	24,300	721
Huron Consulting Group, Inc. *	25,350	1,149
K12, Inc. *	23,700	508
Manpower, Inc.	28,835	1,679
Morningstar, Inc. *	16,850	1,214
Quanta Services, Inc. *	75,700	2,518
Resources Connection, Inc.	87,800	1,787
SAIC, Inc. *	116,800	2,431
Strayer Education, Inc.	21,830	4,564
TravelCenters of America LLC *	2,470	6
United Rentals, Inc. *	18,800	369

		25,357

Computers - 3.9%
Cognizant Technology Solutions Corp., Class A *	156,685	5,094
Computer Sciences Corp. *	31,700	1,485
FactSet Research Systems, Inc.	22,845	1,288
Lexmark International, Inc., Class A *	50,800	1,698
Micros Systems, Inc. *	71,180	2,170
Research In Motion Ltd. *	23,500	2,747
Seagate Technology	108,000	2,066
Sun Microsystems, Inc. *	95,900	1,043

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.5% continued
Computers - 3.9% continued
Western Digital Corp. *	48,000	$1,658

		19,249

Cosmetics/Personal Care - 0.1%
Bare Escentuals, Inc. *	33,124	620

Distribution/Wholesale - 1.3%
Fastenal Co.	65,640	2,833
Grainger (W.W.), Inc.	8,600	704
LKQ Corp. *	158,840	2,870

		6,407

Diversified Financial Services - 2.6%
Affiliated Managers Group, Inc. *	33,660	3,031
AmeriCredit Corp. *	41,200	355
CIT Group, Inc.	59,100	403
CME Group, Inc.	3,357	1,286
Eaton Vance Corp.	33,975	1,351
Financial Federal Corp.	40,700	894
IntercontinentalExchange, Inc. *	16,600	1,892
Invesco Ltd.	111,800	2,681
Raymond James Financial, Inc.	33,600	887

		12,780

Electric - 5.3%
Alliant Energy Corp.	59,100	2,025
American Electric Power Co., Inc.	115,600	4,650
Centerpoint Energy, Inc.	50,400	809
DTE Energy Co.	36,400	1,545
Edison International	23,200	1,192
Northeast Utilities	56,300	1,437
NRG Energy, Inc. *	49,700	2,132
NSTAR	100,500	3,399
Pepco Holdings, Inc.	29,600	759
Pinnacle West Capital Corp.	23,700	729
Puget Energy, Inc.	37,000	888
SCANA Corp.	66,800	2,472
Xcel Energy, Inc.	213,300	4,281

		26,318

Electrical Components & Equipment - 0.5%
Ametek, Inc.	38,145	1,801
GrafTech International Ltd. *	31,800	853

		2,654

Electronics - 2.8%
Amphenol Corp., Class A	61,815	2,774
Cymer, Inc. *	31,100	836
Flir Systems, Inc. *	80,005	3,246
Sanmina-SCI Corp. *	58,200	74
Technitrol, Inc.	33,600	571
Trimble Navigation Ltd. *	67,215	2,400
Tyco Electronics Ltd.	92,400	3,310
Vishay Intertechnology, Inc. *	76,700	680

		13,891

Engineering & Construction - 0.4%
Foster Wheeler Ltd. *	29,466	2,155

Environmental Control - 1.3%
Clean Harbors, Inc. *	36,600	2,601
Darling International, Inc. *	73,800	1,219
Stericycle, Inc. *	49,085	2,538

		6,358

Food - 0.9%
ConAgra Foods, Inc.	33,400	644
Del Monte Foods Co.	36,900	262
Flowers Foods, Inc.	79,400	2,250
Sanderson Farms, Inc.	16,700	577
Seaboard Corp.	400	620

		4,353

Forest Products & Paper - 0.4%
International Paper Co.	91,300	2,127
MeadWestvaco Corp.	1,600	38

		2,165

Gas - 0.9%
AGL Resources, Inc.	76,600	2,649
Nicor, Inc.	19,000	809
WGL Holdings, Inc.	21,600	750

		4,208

Hand/Machine Tools - 1.1%
Black & Decker Corp.	29,500	1,696
Lincoln Electric Holdings, Inc.	24,800	1,952
Snap-On, Inc.	33,800	1,758

		5,406

Healthcare - Products - 3.9%
Bard (C.R.), Inc.	26,970	2,372
Datascope Corp.	19,600	921
Dentsply International, Inc.	116,165	4,275
Hologic, Inc. *	72,315	1,577
IDEXX Laboratories, Inc. *	42,565	2,075
Intuitive Surgical, Inc. *	6,300	1,697
Stryker Corp.	41,000	2,578
Thoratec Corp. *	61,200	1,064

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.5% continued
Healthcare - Products - 3.9% continued
Varian Medical Systems, Inc. *	50,555	$2,621

		19,180

Healthcare - Services - 1.1%
Covance, Inc. *	33,190	2,855
Healthways, Inc. *	32,355	957
Psychiatric Solutions, Inc. *	29,300	1,109
Universal Health Services, Inc., Class B	12,100	765

		5,686

Holding Companies - Diversified - 0.2%
Walter Industries, Inc.	10,250	1,115

Home Furnishings - 0.4%
Ethan Allen Interiors, Inc.	53,500	1,316
Whirlpool Corp.	11,000	679

		1,995

Household Products/Wares - 1.4%
American Greetings Corp., Class A	31,900	394
Blyth, Inc.	48,700	586
Church & Dwight, Inc.	33,685	1,898
Fossil, Inc. *	50,900	1,480
Jarden Corp. *	1,679	30
Tupperware Brands Corp.	81,000	2,772

		7,160

Insurance - 7.0%
Alleghany Corp. *	11,600	3,852
American Financial Group, Inc. of Ohio	57,553	1,539
AON Corp.	74,200	3,409
Arch Capital Group Ltd. *	29,300	1,943
Aspen Insurance Holdings Ltd.	86,300	2,043
Assurant, Inc.	54,700	3,608
CIGNA Corp.	20,700	733
Cincinnati Financial Corp.	56,300	1,430
eHealth, Inc. *	64,400	1,137
Everest Re Group Ltd.	23,100	1,841
Genworth Financial, Inc., Class A	35,900	639
IPC Holdings Ltd.	72,600	1,927
Lincoln National Corp.	14,400	653
Montpelier Re Holdings Ltd.	69,600	1,027
Nationwide Financial Services, Inc., Class A	30,700	1,474
PartnerRe Ltd.	12,300	850
Presidential Life Corp.	44,400	685
SAFECO Corp.	26,500	1,780
Unitrin, Inc.	29,500	813
Unum Group	157,400	3,219
XL Capital Ltd., Class A	22,700	467

		35,069

Internet - 1.9%
Akamai Technologies, Inc. *	106,645	3,710
Baidu.com ADR *	5,100	1,596
Ctrip.com International Ltd. ADR	42,800	1,960
McAfee, Inc. *	33,360	1,135
Mercadolibre, Inc. *	36,456	1,257

		9,658

Iron/Steel - 0.7%
Allegheny Technologies, Inc.	16,900	1,002
Nucor Corp.	10,500	784
Reliance Steel & Aluminum Co.	20,200	1,557

		3,343

Leisure Time - 0.9%
Brunswick Corp.	50,300	533
Harley-Davidson, Inc.	58,300	2,114
Polaris Industries, Inc.	44,300	1,789

		4,436

Lodging - 0.2%
Home Inns & Hotels Management, Inc. ADR *	46,392	882

Machinery - Construction & Mining - 0.6%
Joy Global, Inc.	38,360	2,909

Machinery - Diversified - 1.6%
Applied Industrial Technologies, Inc.	28,600	691
Flowserve Corp.	37,580	5,137
IDEX Corp.	62,345	2,297

		8,125

Media-0.5%
AH Belo Corp. Class A	8,760	50
Belo Corp., Class A	43,800	320
CBS Corp., Class B	74,100	1,444
Gannett Co., Inc.	27,800	603

		2,417

Metal Fabrication/Hardware - 0.3%
Mueller Industries, Inc.	22,400	721
Timken (The) Co.	21,400	705

		1,426

Miscellaneous Manufacturing - 3.3%
Acuity Brands, Inc.	31,700	1,524
Cooper Industries Ltd., Class A	27,700	1,094
Crane Co.	17,200	663
Donaldson Co., Inc.	41,210	1,840

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Miscellaneous Manufacturing - 3.3% continued
Eaton Corp.	27,000	$2,294
EnPro Industries, Inc. *	27,300	1,019
Harsco Corp.	11,600	631
Leggett & Platt, Inc.	122,200	2,049
Parker Hannifin Corp.	9,500	678
Roper Industries, Inc.	44,120	2,907
SPX Corp.	12,200	1,607

		16,306

Office Furnishings - 0.3%
Steelcase, Inc., Class A	170,200	1,707

Office/Business Equipment - 0.6%
IKON Office Solutions, Inc.	55,700	628
Xerox Corp.	187,200	2,539

		3,167

Oil & Gas - 5.1%
Cimarex Energy Co.	33,000	2,299
Frontier Oil Corp.	30,600	732
Grey Wolf, Inc. *	287,100	2,593
Holly Corp.	40,100	1,480
Noble Corp.	18,300	1,189
Noble Energy, Inc.	48,400	4,867
Patterson-UTI Energy, Inc.	81,000	2,919
Quicksilver Resources, Inc. *	19,000	734
Southwestern Energy Co. *	70,190	3,342
Sunoco, Inc.	16,000	651
Tesoro Corp.	51,800	1,024
XTO Energy, Inc.	51,640	3,538

		25,368

Oil & Gas Services - 4.9%
Compagnie Generale de Geophysique-Veritas ADR *	40,202	1,898
Core Laboratories N.V. *	16,300	2,320
FMC Technologies, Inc. *	94,120	7,241
National-Oilwell Varco, Inc. *	22,900	2,032
Oceaneering International, Inc. *	34,900	2,689
SEACOR Holdings, Inc. *	8,900	797
Smith International, Inc.	90,200	7,499

		24,476

Packaging & Containers - 0.5%
Bemis Co.	59,700	1,338
Packaging Corp. of America	30,500	656
Sonoco Products Co.	21,700	672

		2,666

Pharmaceuticals - 1.5%
CV Therapeutics, Inc. *	41,500	342
Forest Laboratories, Inc. *	21,900	761
HealthExtras, Inc. *	52,400	1,579
Isis Pharmaceuticals, Inc. *	54,900	748
King Pharmaceuticals, Inc. *	78,200	819
Mylan Laboratories, Inc. *	162,200	1,958
Watson Pharmaceuticals, Inc. *	54,600	1,483

		7,690

Pipelines - 0.9%
El Paso Corp.	82,900	1,802
Spectra Energy Corp.	64,900	1,865
Williams Cos. (The), Inc.	21,100	851

		4,518

Real Estate Investment Trusts - 3.1%
Annaly Mortgage Management, Inc.	125,400	1,945
Anthracite Capital, Inc.	52,100	367
Capital Trust, Inc. of New York, Class A	27,300	524
Digital Realty Trust, Inc.	75,300	3,081
FelCor Lodging Trust, Inc.	26,600	279
Health Care REIT, Inc.	29,800	1,326
Hospitality Properties Trust	61,400	1,502
HRPT Properties Trust	101,400	686
Medical Properties Trust, Inc.	62,500	633
Mid-America Apartment Communities, Inc.	41,700	2,128
National Retail Properties, Inc.	33,000	690
Parkway Properties, Inc. of Maryland	21,200	715
ProLogis	14,500	788
RAIT Financial Trust	24,700	183
Sunstone Hotel Investors, Inc.	39,500	656

		15,503

Retail - 5.0%
Advance Auto Parts, Inc.	35,400	1,375
BJ’s Wholesale Club, Inc. *	114,000	4,412
Borders Group, Inc.	10,300	62
Brinker International, Inc.	73,700	1,393
Chipotle Mexican Grill, Inc., Class B *	12,000	904
Coach, Inc. *	60,570	1,749
Darden Restaurants, Inc.	23,300	744
Dick’s Sporting Goods, Inc. *	98,390	1,745
Family Dollar Stores, Inc.	98,900	1,972

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.5% continued
Retail - 5.0% continued
Hanesbrands, Inc. *	69,600	$1,889
Jones Apparel Group, Inc.	42,900	590
O’Reilly Automotive, Inc. *	92,015	2,057
Panera Bread Co., Class A *	41,210	1,906
PetSmart, Inc.	39,100	780
RadioShack Corp.	96,500	1,184
Ruby Tuesday, Inc.	71,600	387
SUPERVALU, Inc.	22,700	701
Tractor Supply Co. *	33,425	971

		24,821

Savings & Loans - 1.3%
New York Community Bancorp, Inc.	219,700	3,920
Washington Federal, Inc.	149,400	2,704

		6,624

Semiconductors - 1.1%
Cavium Networks, Inc. *	25,926	544
Hittite Microwave Corp. *	27,800	990
MKS Instruments, Inc. *	32,900	721
Novellus Systems, Inc. *	27,300	579
PMC - Sierra, Inc. *	83,000	635
Semtech Corp. *	117,200	1,649
Zoran Corp. *	40,500	474

		5,592

Software - 6.3%
Adobe Systems, Inc. *	72,240	2,845
Ansys, Inc. *	113,375	5,342
Cerner Corp. *	67,945	3,070
Check Point Software Technologies *	133,000	3,148
Citrix Systems, Inc. *	71,880	2,114
Electronic Arts, Inc. *	35,655	1,584
Fiserv, Inc. *	42,430	1,925
Global Payments, Inc.	47,780	2,227
Intuit, Inc. *	70,695	1,949
MSCI, Inc. Class A *	26,946	978
Salesforce.com, Inc. *	37,400	2,552
SEI Investments Co.	64,200	1,510
VMware, Inc., Class A *	38,002	2,047

		31,291

Telecommunications - 2.7%
3Com Corp. *	319,000	676
Amdocs Ltd. *	73,350	2,158
CenturyTel, Inc.	21,900	779
Ciena Corp. *	70,800	1,641
Clearwire Corp., Class A *	179,500	2,326
Infinera Corp. *	108,054	953
NTELOS Holdings Corp.	170,927	4,336
RF Micro Devices, Inc. *	158,900	461
USA Mobility, Inc. *	26,300	199

		13,529

Toys, Games & Hobbies - 0.5%
Hasbro, Inc.	50,600	1,808
Mattel, Inc.	45,100	772

		2,580

Transportation - 2.5%
C.H. Robinson Worldwide, Inc.	43,260	2,372
Con-way, Inc.	19,400	917
Expeditors International Washington, Inc.	53,105	2,284
Kansas City Southern *	20,100	884
Overseas Shipholding Group	9,800	779
Pacer International, Inc.	57,700	1,241
Ryder System, Inc.	25,200	1,736
Tidewater, Inc.	30,700	1,997
YRC Worldwide, Inc. *	21,000	312

		12,522

Trucking & Leasing - 0.3%
GATX Corp.	29,100	1,290

Total Common Stocks

(Cost $510,672)		485,367
INVESTMENT COMPANY - 1.4%
Northern Institutional Funds - Diversified Assets Portfolio (1)	6,917,216	6,917

Total Investment Company

(Cost $6,917)		6,917

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT - TERM INVESTMENTS - 1.1%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$4,542	4,542

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
SHORT-TERM INVESTMENTS - 1.1% continued
U.S Treasury Bill, (2)
2.04%, 12/4/08	$1,060	$1,051

Total Short-Term Investments

(Cost $5,593)		5,593

Total Investments - 100.0%

(Cost $523,182)		497,877
Other Assets less Liabilities - 0.0%		209

NET ASSETS - 100.0%		$498,086

(1)	Northern Trust Investments, N.A. is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
S&P Mid 400
E-Mini	68	$5,584	Long	9/08	$(198)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$523,182

Gross tax appreciation of investments	$44,654
Gross tax depreciation of investments	(69,959)

Net tax depreciation of investments	$(25,305)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi Manager Mid Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

	INVESTMENTS	OTHER FINANCIAL
	IN SECURITIES	INSTRUMENTS*
VALUATION LEVEL	(000S)	(000S)
Level 1	$492,284	$(198)
Level 2	5,592	—
Level 3	—	—

Total	$497,877	$(198)

*	Other financial instruments include futures and forwards, if applicable.

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 93.1%
Airlines - 0.1%
Skywest, Inc.	32,200	$407

Apparel - 0.6%
Deckers Outdoor Corp. *	5,444	758
Volcom, Inc. *	54,500	1,304

		2,062

Auto Parts & Equipment - 0.9%
ArvinMeritor, Inc.	22,100	276
ATC Technology Corp. *	58,000	1,350
Lear Corp. *	33,000	468
Titan International, Inc.	21,845	778

		2,872

Banks - 6.0%
Boston Private Financial Holdings, Inc.	208,000	1,179
Cathay General Bancorp	167,500	1,821
CityBank Lynwood of Washington	39,400	339
Colonial BancGroup (The), Inc.	207,000	915
Columbia Banking System, Inc.	36,500	706
CVB Financial Corp.	192,000	1,812
East-West Bancorp, Inc.	11,740	83
First Commonwealth Financial Corp.	112,600	1,051
First Merchants Corp.	56,500	1,025
International Bancshares Corp.	73,500	1,571
Lakeland Bancorp, Inc.	32,442	395
Old Second Bancorp, Inc.	59,600	693
Oriental Financial Group, Inc.	17,600	251
Pacific Capital Bancorp	47,200	650
PrivateBancorp, Inc.	40,397	1,227
S & T Bancorp, Inc.	34,700	1,008
SCBT Financial Corp.	9,481	271
Signature Bank of New York *	12,009	309
Sterling Bancorp of New York	75,200	899
Trustco Bank Corp. of New York	185,000	1,373
UMB Financial Corp.	22,900	1,174
W. Holding Co., Inc.	884,992	752

		19,504

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. *	16,971	1,230
Bio-Rad Laboratories, Inc., Class A *	16,500	1,335
Illumina, Inc. *	19,133	1,667
Integra LifeSciences Holdings Corp. *	61,440	2,733
Qiagen N.V. *	22,972	462
Sequenom, Inc. *	24,083	384

		7,811

Building Materials - 0.3%
Comfort Systems USA, Inc.	80,100	1,077

Chemicals - 1.1%
Airgas, Inc.	46,550	2,718
Minerals Technologies, Inc.	9,600	611
OM Group, Inc. *	8,300	272

		3,601

Coal - 0.5%
Massey Energy Co.	18,450	1,730

Commercial Services - 12.1%
Aegean Marine Petroleum Network, Inc.	21,440	872
AMN Healthcare Services, Inc. *	92,500	1,565
Capella Education Co. *	40,945	2,442
Chemed Corp.	66,000	2,416
Coinstar, Inc. *	74,520	2,438
CoStar Group, Inc. *	24,719	1,099
Emergency Medical Services Corp. *	56,000	1,267
Euronet Worldwide, Inc. *	38,810	656
FirstService Corp. *	43,290	617
FTI Consulting, Inc. *	28,748	1,968
Geo Group (The), Inc. *	71,280	1,604
Hill International, Inc. *	64,610	1,062
Huron Consulting Group, Inc. *	34,080	1,545
K12, Inc. *	62,425	1,338
MAXIMUS, Inc.	22,500	784
Navigant Consulting, Inc. *	146,500	2,866
Parexel International Corp. *	36,147	951
Providence Service (The) Corp. *	83,380	1,760
Quanta Services, Inc. *	104,116	3,464
Resources Connection, Inc.	74,000	1,506
Ritchie Bros. Autioneers	33,815	917
SAIC, Inc. *	53,754	1,119
Strayer Education, Inc.	6,432	1,345
VistaPrint Ltd. *	88,073	2,357
Volt Information Sciences, Inc. *	41,600	495
WNS Holdings Ltd. ADR *	77,630	1,308

		39,761

Computers - 2.4%
CACI International, Inc., Class A *	68,760	3,147
Cogo Group, Inc. *	28,069	256
Electronics for Imaging, Inc. *	122,500	1,788
Quantum Corp. *	144,000	194
Silicon Storage Technology, Inc. *	190,494	528
Syntel, Inc.	26,740	902

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 93.1 % continued
Computers - 2.4% continued
Unisys Corp. *	284,000	$1,122

		7,937

Distribution/Wholesale - 0.4%
Huttig Building Products, Inc. *	86,500	157
United Stationers, Inc. *	35,000	1,293

		1,450

Diversified Financial Services - 1.4%
Affiliated Managers Group, Inc. *	28,644	2,580
IntercontinentalExchange, Inc. *	7,203	821
Portfolio Recovery Associates, Inc. *	33,670	1,262

		4,663

Electric - 1.0%
CH Energy Group, Inc.	38,900	1,384
Pike Electric Corp. *	108,000	1,794

		3,178

Electrical Components & Equipment - 1.3%
Ametek, Inc.	36,000	1,700
Belden, Inc.	35,825	1,214
General Cable Corp. *	22,019	1,340

		4,254

Electronics - 4.0%
Benchmark Electronics, Inc. *	36,100	590
Coherent, Inc. *	67,500	2,018
Flir Systems, Inc. *	46,070	1,869
Jabil Circuit, Inc.	119,930	1,968
Multi-Fineline Electronix, Inc. *	14,400	398
Plexus Corp. *	61,500	1,702
Rogers Corp. *	11,500	432
Sanmina-SCI Corp. *	710,600	910
Sonic Solutions, Inc. *	240,190	1,432
Varian, Inc. *	16,400	837
Watts Water Technologies, Inc., Class A	36,500	909

		13,065

Energy - Alternate Sources - 0.5%
Energy Conversion Devices, Inc. *	17,906	1,318
Evergreen Solar, Inc. *	38,990	378

		1,696

Engineering & Construction - 0.4%
Chicago Bridge & Iron Co. N.V., (New York Shares)	19,773	787
Perini Corp. *	15,600	516

		1,303

Entertainment - 1.3%
DreamWorks Animation SKG, Inc., Class A *	38,062	1,135
Lions Gate Entertainment Corp. *	155,040	1,606
Scientific Games Corp., Class A *	54,156	1,604

		4,345

Environmental Control - 0.1%
Waste Services, Inc. *	50,816	358

Food - 1.2%
Chiquita Brands International, Inc. *	26,000	394
Fresh Del Monte Produce, Inc. *	17,300	408
Hain Celestial Group, Inc. *	20,200	474
J & J Snack Foods Corp.	62,000	1,700
Smart Balance, Inc. *	138,060	995

		3,971

Forest Products & Paper - 1.3%
Glatfelter	228,500	3,087
Neenah Paper, Inc.	66,550	1,112

		4,199

Gas - 0.4%
New Jersey Resources Corp.	40,000	1,306

Healthcare - Products - 4.6%
Advanced Medical Optics, Inc. *	77,000	1,443
Conceptus, Inc. *	49,063	907
Cooper Cos., Inc.	33,000	1,226
Haemonetics Corp. of Massachusetts *	28,400	1,575
ICU Medical, Inc. *	52,500	1,201
Intuitive Surgical, Inc. *	1,512	407
Invacare Corp.	32,200	658
Meridian Bioscience, Inc.	28,410	765
NuVasive, Inc. *	84,334	3,767
Orthofix International N.V. *	11,500	333
Resmed, Inc. *	10,243	366
SurModics, Inc. *	21,030	943
TomoTherapy, Inc. *	107,500	960
Zoll Medical Corp. *	14,515	489

		15,040

Healthcare - Services - 3.8%
Air Methods Corp. *	49,360	1,234
AMERIGROUP Corp. *	19,700	410
Genoptix, Inc. *	34,100	1,076
Healthways, Inc. *	55,570	1,645
Icon PLC ADR *	8,866	669
Magellan Health Services, Inc. *	49,500	1,833

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    2    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 93.1% continued
Healthcare - Services - 3.8% continued
Psychiatric Solutions, Inc. *	146,861	$5,557

		12,424

Holding Companies - Diversified - 0.3%
Walter Industries, Inc.	7,477	813

Home Builders - 0.3%
Thor Industries, Inc.	38,000	808

Home Furnishings - 0.7%
DTS, Inc. *	68,320	2,140

Household Products/Wares - 0.8%
American Greetings Corp., Class A	44,600	550
Blyth, Inc.	28,000	337
Fossil, Inc. *	19,579	569
Tupperware Brands Corp.	33,600	1,150

		2,606

Insurance - 2.9%
CNA Surety Corp. *	39,600	501
Delphi Financial Group, Inc., Class A	38,600	893
eHealth, Inc. *	30,176	533
Infinity Property & Casualty Corp.	36,000	1,495
Navigators Group, Inc. *	10,600	573
Platinum Underwriters Holdings Ltd.	21,500	701
Primus Guaranty Ltd. *	378,880	1,102
RLI Corp.	19,200	950
Selective Insurance Group, Inc.	152,200	2,855

		9,603

Internet - 2.7%
Avocent Corp. *	22,100	411
CMGI, Inc. *	18,200	193
CyberSource Corp. *	156,500	2,618
Earthlink, Inc. *	3,500	30
Equinix, Inc. *	16,866	1,505
j2 Global Communications, Inc. *	50,460	1,161
SonicWALL, Inc. *	51,600	333
United Online, Inc.	121,490	1,218
Vignette Corp. *	37,600	451
Website Pros, Inc. *	91,950	766

		8,686

Iron/Steel - 0.2%
Schnitzer Steel Industries, Inc., Class A	6,600	756

Leisure Time - 0.2%
Callaway Golf Co.	59,000	698

Machinery - Construction & Mining - 0.4%
Bucyrus International, Inc.	18,269	1,334

Machinery - Diversified - 1.1%
Applied Industrial Technologies, Inc.	45,400	1,097
Columbus McKinnon Corp. of New York *	12,500	301
Flowserve Corp.	8,208	1,122
Robbins & Myers, Inc.	22,200	1,107

		3,627

Media - 0.9%
Central European Media Enterprises Ltd. *	15,000	1,358
Lee Enterprises, Inc.	61,100	244
Sinclair Broadcast Group, Inc., Class A	163,600	1,243

		2,845

Metal Fabrication/Hardware - 0.1%
CIRCOR International, Inc.	8,800	431

Mining - 0.3%
Century Aluminum Co. *	6,300	419
Compass Minerals International, Inc.	6,300	507

		926

Miscellaneous Manufacturing - 1.6%
EnPro Industries, Inc. *	18,100	676
ESCO Technologies, Inc. *	16,901	793
Harsco Corp.	18,010	980
Matthews International Corp., Class A	64,030	2,898

		5,347

Oil & Gas - 3.5%
Arena Resources, Inc. *	11,966	632
Berry Petroleum Co., Class A	27,200	1,601
Bill Barrett Corp. *	2,400	143
BPZ Energy, Inc. *	24,904	732
Carrizo Oil & Gas, Inc. *	17,169	1,169
Parallel Petroleum Corp. *	78,317	1,576
Patterson-UTI Energy, Inc.	23,906	862
Penn Virginia Corp.	7,212	544
Quicksilver Resources, Inc. *	53,000	2,048
Range Resources Corp.	12,890	845
Rex Energy Corp. *	31,091	821
SandRidge Energy, Inc. *	9,043	584

		11,557

Oil & Gas Services - 2.4%
Dril-Quip, Inc. *	7,659	483
Hercules Offshore, Inc. *	22,739	865
Oceaneering International, Inc. *	24,544	1,891
T-3 Energy Services, Inc. *	13,848	1,100
Tetra Technologies, Inc. *	132,600	3,144

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS     3    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 93.1% continued
Oil & Gas Services - 2.4% continued
Union Drilling, Inc. *	13,537	$293

		7,776

Pharmaceuticals - 1.4%
BioMarin Pharmaceutical, Inc. *	32,062	929
Cephalon, Inc. *	9,781	652
Perrigo Co.	62,469	1,985
United Therapeutics Corp. *	8,980	878

		4,444

Real Estate Investment Trusts - 1.9%
Anworth Mortgage Asset Corp.	77,100	502
Ashford Hospitality Trust, Inc.	122,500	566
First Industrial Realty Trust, Inc.	37,300	1,025
Gramercy Capital Corp. of New York	51,400	596
Hersha Hospitality Trust	140,600	1,061
Investors Real Estate Trust	36,500	348
Lexington Realty Trust	79,600	1,085
Sunstone Hotel Investors, Inc.	69,500	1,154

		6,337

Retail - 5.7%
Aeropostale, Inc. *	18,906	592
Borders Group, Inc.	331,000	1,986
Casey’s General Stores, Inc.	24,000	556
CBRL Group, Inc.	55,300	1,355
Children’s Place Retail Stores (The), Inc. *	42,500	1,534
Finish Line (The), Inc., Class A *	38,500	335
GameStop Corp., Class A *	17,600	711
Group 1 Automotive, Inc.	64,500	1,282
Guess?, Inc.	17,752	665
Haverty Furniture Cos., Inc.	70,506	708
Insight Enterprises, Inc. *	66,000	774
Jack in the Box, Inc. *	39,800	892
Jos. A. Bank Clothiers, Inc. *	34,570	925
Papa John’s International, Inc. *	59,000	1,569
Red Robin Gourmet Burgers, Inc. *	16,346	453
School Specialty, Inc. *	54,000	1,605
Tractor Supply Co. *	38,290	1,112
Urban Outfitters, Inc. *	13,017	406
World Fuel Services Corp.	46,470	1,020

		18,480

Savings & Loans - 0.1%
WSFS Financial Corp.	8,700	388

Semiconductors - 3.1%
Actel Corp. *	30,900	521
Amkor Technology, Inc. *	48,500	505
Anadigics, Inc. *	63,426	625
Applied Micro Circuits Corp. *	54,700	468
Cavium Networks, Inc. *	17,816	374
Entegris, Inc. *	215,000	1,408
Marvell Technology Group Ltd. *	70,551	1,246
Microsemi Corp. *	63,924	1,609
Netlogic Microsystems, Inc. *	17,581	584
Silicon Laboratories, Inc. *	57,830	2,087
Teradyne, Inc. *	54,205	600

		10,027

Software - 8.7%
Activision, Inc. *	77,268	2,633
Ansys, Inc. *	31,602	1,489
Avid Technology, Inc. *	99,500	1,690
Blackbaud, Inc.	36,180	774
Blackboard, Inc. *	14,488	554
Global Payments, Inc.	37,420	1,744
Innerworkings, Inc. *	133,520	1,597
Monotype Imaging Holdings, Inc. *	61,640	751
MSC.Software Corp. *	146,500	1,609
MSCI, Inc., Class A *	12,003	436
Nuance Communications, Inc. *	129,600	2,031
Schawk, Inc.	91,700	1,099
Skillsoft Ltd. ADR *	242,632	2,193
Solera Holdings, Inc. *	85,876	2,375
Sybase, Inc. *	19,400	571
SYNNEX Corp. *	20,700	519
THQ, Inc. *	95,610	1,937
Ultimate Software Group, Inc. *	86,273	3,074
VeriFone Holdings, Inc. *	107,500	1,285

		28,361

Telecommunications - 2.4%
Atheros Communications, Inc. *	26,612	798
Atlantic Tele-Network, Inc.	21,900	603
Black Box Corp.	22,400	609
Cincinnati Bell, Inc. *	181,500	722
Comverse Technology, Inc. *	23,314	395
Consolidated Communications Holdings, Inc.	86,000	1,281
General Communication, Inc., Class A *	177,000	1,216
Harris Corp.	10,541	532
iPCS, Inc. *	51,500	1,526
Starent Networks Corp. *	25,163	317

		7,999

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    4    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 93.1 % continued
Textiles - 1.0%
G&K Services, Inc., Class A	56,700	$1,727
Unifirst Corp. of Massachusetts	33,100	1,478

		3,205

Toys, Games & Hobbies - 0.4%
Jakks Pacific, Inc. *	19,700	431
RC2 Corp. *	47,000	872

		1,303

Transportation - 1.5%
Forward Air Corp.	59,500	2,059
Genesee & Wyoming, Inc., Class A *	26,629	906
Knight Transportation, Inc.	110,290	2,018

		4,983

Water - 0.4%
California Water Service Group	35,300	1,157

Total Common Stocks

(Cost $325,123)		304,651

CONVERTIBLE PREFERRED STOCKS - 0.3%
Banks - 0.3%
East West Bancorp, Inc., 8.00% *	1,486	1,047

Total Convertible Preferred Stocks

(Cost $1,486)		1,047

INVESTMENT COMPANIES - 5.5%
iShares Russell 2000 Growth Index Fund	38,142	2,905
Northern Institutional Funds - Diversified Assets Portfolio (1)	14,987,994	14,988

Total Investment Companies

(Cost $18,009)		17,893

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 1.7%
HSBC Bank PLC, London, Eurodollar Time Deposit,
3.50%, 7/1/08	$4,761	$4,761
U.S Treasury Bill (2)
2.09%, 12/4/08	920	912

Total Short-Term Investments

(Cost $5,673)		5,673

Total Investments - 100.6%

(Cost $350,291)		329,264
Liabilities less Other Assets - (0.6)%		(1,981)

NET ASSETS - 100.0%		$327,283

(1)	Northern Trust Investments, N. A. is an investment adviser of the Fund and the adviser of the Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2008, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
Russell 2000	81	$5,603	Long	9/08	$(221)

Federal Tax Information:

At June 30, 2008, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$350,291

Gross tax appreciation of investments	$21,438
Gross tax depreciation of investments	(42,465)

Net tax depreciation of investments	$(21,027)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2008 (UNAUDITED)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of SFAS 157 will have on the Fund’s financial statements and disclosures, and has determined the adoption of SFAS 157 for the year beginning April 1, 2008 will not have a material impact on the financial statements, but additional disclosures will be required. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Multi Manager Small Cap Fund’s investments and other financial instruments which are carried at fair value, as of June 30, 2008:

VALUATION LEVEL	INVESTMENTS IN SECURITIES (000S)	OTHER FINANCIAL INSTRUMENTS* (000S)
Level 1	$322,544	$(221)
Level 2	6,720	—
Level 3	—	—

Total	$329,264	$(221)

See Notes to the Financial Statements.

NORTHERN FUNDS QUARTERLY REPORT    6    MULTI-MANAGER FUNDS

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 27, 2008

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2008